January 2, 2025
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:       FlexShares® Trust (the “Registrant”)
(File Nos. 333-173967 and 811-22555)
Dear Sir or Madam:
            Pursuant to Section 30(b)(2) of the Investment Company Act of 1940 (the “1940 Act”) and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, filed pursuant to Rule 30b2-1(a) under the 1940 Act, enclosed herewith are the following:
1.      Form N-CSR for the Registrant;
2.      A copy of the annual report for the fiscal year ended October 31, 2024 transmitted to shareholders pursuant to Rule 30e-1 under the 1940 Act;
3.      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX Act”); and
4.      Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the SOX Act.
            Questions and comments may be directed to the undersigned at (215) 564-8528.

Very truly yours,

/s/Joel Corriero
Joel D. Corriero

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22555

   FlexShares Trust

(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)

Michael Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-6996
(Name and Address of Agent for Service)

with a copy to:
Himanshu Surti
Jose Del Real, Esq.
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, Illinois 60603
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)                 The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

[Insert Annual TSR for the fiscal year ended October 31, 2024].

FLEXSHARES®US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLV - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® US Quality Low Volatility Index Fund	$21	0.18%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year but was not enough to offset the negative relative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Low Volatility IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 29.66%, differing from the 29.81% return of the Underlying Index, which is reflective of the management fee (-17 basis points, “bps”), stock selection/futures (-1 bp), securities lending (+1 bp), the compounding effect of tracking error over time (-2 bps) and other non-recurring factors (+4 bps).

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®US Quality Low Volatility Index Fund Net Asset Value ("NAV")	Russell 1000 Index	Northern Trust Quality Low Volatility Index℠
2019	$10,000	$10,000	$10,000
2019	$10,130	$10,100	$10,154
2020	$10,396	$11,199	$10,446
2021	$14,040	$16,073	$14,139
2022	$13,040	$13,440	$13,170
2023	$13,635	$14,715	$13,798
2024	$17,679	$20,312	$17,897
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/15/2019
FlexShares® US Quality Low Volatility Index Fund (Based on NAV)	29.66%	11.78%	11.36%
Russell 1000 Index	38.07%	14.99%	14.31%
Northern Trust Quality Low Volatility Index℠	29.81%	12.00%	11.61%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

KEY FUND STATISTICS

Net Assets	$130,951,641
Number of Portfolio Holdings	121
Portfolio Turnover Rate	48%
Net Investment Advisory Fees Paid	$282,178

ASSET MARKET SECTOR (% of Net Assets)1

Information Technology	25.7%
Health Care	14.9%
Financials	10.4%
Consumer Staples	9.4%
Industrials	8.1%
Communication Services	7.2%
Utilities	6.5%
Consumer Discretionary	6.5%
Materials	5.2%
Energy	2.8%
Other	2.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective January 1, 2024, The Board of Trustees of FlexShares Trust has approved reductions in the contractual unitary management fee rate that FlexShares® US Quality Low Volatility Index Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement from 0.22% to 0.17%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Effective December 20, 2024, The Board of Trustees of FlexShares Trust has approved reductions in the contractual unitary management fee rate that FlexShares® Emerging Markets Quality Low Volatility Index Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement from 0.40% to 0.18%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLV1024

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

FLEXSHARES®DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVD - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$36	0.32%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international developed equity markets moved higher. Within developed markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI World ex-US Index. The quality factor was positive for the fiscal year but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 20.56%, differing from the 20.80% return of the Underlying Index, which is reflective of the management fee (-32 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+2 bps), dividend tax differential (+17 bps), performance calculation differences between the Underlying Index and the Fund (-1 bp), and the compounding effect of tracking error over time (-4 bps).

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Developed Markets ex-US Quality Low Volatility Index Fund Net Asset Value ("NAV")	MSCI World ex-US Index	Northern Trust Developed Markets ex-US Quality Low Volatility Index℠
2019	$10,000	$10,000	$10,000
2019	$10,276	$10,206	$10,291
2020	$9,635	$9,511	$9,674
2021	$11,760	$12,897	$11,819
2022	$9,600	$10,055	$9,675
2023	$10,576	$11,318	$10,672
2024	$12,751	$14,019	$12,891
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/15/2019
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (Based on NAV)	20.56%	4.41%	4.70%
MSCI World ex-US Index	23.84%	6.55%	6.58%
Northern Trust Developed Markets ex-US Quality Low Volatility Index℠	20.80%	4.61%	4.91%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

KEY FUND STATISTICS

Net Assets	$46,977,299
Number of Portfolio Holdings	183
Portfolio Turnover Rate	46%
Net Investment Advisory Fees Paid	$165,281

COUNTRY DIVERSIFICATION (% of Net Assets)1

Japan	22.0%
Switzerland	12.6%
Canada	12.1%
United Kingdom	9.6%
France	7.6%
Hong Kong	5.7%
Germany	5.5%
Singapore	5.4%
Netherlands	4.7%
Spain	4.1%
Other	9.5%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLVD1024

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

FLEXSHARES®EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVE - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Emerging Markets Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$45	0.40%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, emerging market equities moved higher. Within emerging markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI Emerging Markets Index. The quality factor was positive for the fiscal year but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Emerging Markets Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

   For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 23.35%, differing from the 25.01% return of the Underlying Index, which is reflective of the management fee (-40 basis points, “bps”), stock selection/futures (-43 bps), dividend tax differential (+7 bps), performance calculation differences between the Underlying Index and the Fund (-2 bps), Indian Capital Gains Taxes (-62 bps), and the compounding effect of tracking error over time (-26 bps).

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Emerging Markets Quality Low Volatility Index Fund Net Asset Value ("NAV")	MSCI Emerging Markets Index	Northern Trust Emerging Markets Quality Low Volatility Index℠
2019	$10,000	$10,000	$10,000
2019	$10,019	$9,923	$10,038
2020	$9,878	$10,743	$9,938
2021	$11,072	$12,565	$11,276
2022	$8,884	$8,666	$9,117
2023	$9,641	$9,602	$9,973
2024	$11,891	$12,033	$12,467
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/15/2019
FlexShares® Emerging Markets Quality Low Volatility Index Fund (Based on NAV)	23.35%	3.49%	3.33%
MSCI Emerging Markets Index	25.32%	3.93%	3.55%
Northern Trust Emerging Markets Quality Low Volatility Index℠	25.01%	4.43%	4.25%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

KEY FUND STATISTICS

Net Assets	$13,160,944
Number of Portfolio Holdings	166
Portfolio Turnover Rate	96%
Net Investment Advisory Fees Paid	$57,264

COUNTRY DIVERSIFICATION (% of Net Assets)1

India	24.1%
Taiwan	18.1%
China	17.6%
United Arab Emirates	7.3%
South Korea	7.3%
Malaysia	5.3%
Qatar	3.6%
Brazil	3.2%
Thailand	3.1%
Saudi Arabia	2.7%
Other	7.3%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLVE1024

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

FLEXSHARES®MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

Ticker: TILT - Cboe Exchange

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Morningstar US Market Factor Tilt Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar US Market Factor Tilt Index Fund	$30	0.25%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market small cap stocks underperformed large caps, leading the Fund to underperform the Russell 3000 Index®. The value factor was also negative for the fiscal year, contributing to the underperformance to the Russell 3000 Index®.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 36.32%, differing from the 36.66% return of the Underlying Index, which is reflective of the management fee (-25 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+3 bps), the compounding effect of tracking error over time (-8 bps) and other non-recurring factors (+2 bps).

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar US Market Factor Tilt Index Fund Net Asset Value ("NAV")	Russell 3000 Index	Morningstar U.S. Market Factor Tilt Index℠
2014	$10,000	$10,000	$10,000
2015	$10,230	$10,449	$10,253
2016	$10,710	$10,892	$10,748
2017	$13,255	$13,504	$13,308
2018	$13,814	$14,395	$13,874
2019	$15,253	$16,337	$15,373
2020	$15,753	$17,995	$15,836
2021	$23,579	$25,894	$23,782
2022	$20,200	$21,617	$20,391
2023	$21,345	$23,429	$21,579
2024	$29,099	$32,298	$29,491
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar US Market Factor Tilt Index Fund (Based on NAV)	36.32%	13.79%	11.27%
Russell 3000 Index[1]	37.86%	14.60%	12.44%
Morningstar U.S. Market Factor Tilt Index℠	36.66%	13.91%	11.42%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar U.S. Market Factor Tilt IndexSM to the Russell 3000 Index. The Fund will continue to compare its performance to the Morningstar U.S. Market Factor Tilt IndexSM, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

KEY FUND STATISTICS

Net Assets	$1,689,839,341
Number of Portfolio Holdings	1,932
Portfolio Turnover Rate	11%
Net Investment Advisory Fees Paid	$3,877,065

ASSET MARKET SECTOR (% of Net Assets)1

Information Technology	23.3%
Financials	18.1%
Consumer Discretionary	11.7%
Industrials	10.7%
Health Care	10.6%
Communication Services	7.6%
Consumer Staples	4.8%
Energy	4.1%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TILT1024

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

FLEXSHARES®MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

Ticker: TLTD - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$43	0.39%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international developed equity markets moved higher. Within developed markets small cap stocks underperformed large caps, leading the Fund to underperform the broad based securities market benchmark, the MSCI World ex-USA. The value factor was positive for the fiscal year but was not enough to offset the negative relative performance derived from the size exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Developed Markets ex-US Factor Tilt IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 22.99%, differing from the 23.17% return of the Underlying Index, which is reflective of the management fee (-39 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+7 bps), dividend tax differential (+20 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and the compounding effect of tracking error over time (-1 bp).

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar Developed Markets ex-US Factor Tilt Index Fund Net Asset Value ("NAV")	MSCI World ex-USA Index	Morningstar Developed Markets ex-US Factor Tilt Index℠
2014	$10,000	$10,000	$10,000
2015	$9,874	$9,819	$9,896
2016	$9,894	$9,595	$9,923
2017	$12,326	$11,777	$12,377
2018	$11,264	$10,981	$11,313
2019	$12,180	$12,197	$12,215
2020	$10,893	$11,369	$10,931
2021	$15,118	$15,416	$15,185
2022	$11,667	$12,019	$11,710
2023	$13,208	$13,529	$13,269
2024	$16,245	$16,753	$16,311
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on NAV)	22.99%	5.93%	4.97%
MSCI World ex-USA Index[1]	23.84%	6.55%	5.29%
Morningstar Developed Markets ex-US Factor Tilt Index℠	23.17%	5.99%	5.03%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar Developed Markets ex-US Factor Tilt IndexSM to the MSCI World ex-USA Index. The Fund will continue to compare its performance to the Morningstar Developed Markets ex-US Factor Tilt IndexSM, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

KEY FUND STATISTICS

Net Assets	$456,698,031
Number of Portfolio Holdings	2,488
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid	$1,879,697

COUNTRY DIVERSIFICATION (% of Net Assets)1

Japan	24.0%
United Kingdom	12.5%
Canada	10.9%
France	7.5%
Germany	6.3%
Australia	6.2%
Switzerland	5.8%
Sweden	3.3%
Italy	2.7%
Netherlands	2.6%
Other	16.9%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TLTD1024

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

FLEXSHARES®MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

Ticker: TLTE - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$64	0.57%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, emerging market equities moved higher. Within emerging markets small cap stocks underperformed large caps, leading the Fund to underperform the broad based securities market benchmark, the MSCI Emerging Markets Index. The value factor was also negative for the fiscal year, contributing to the underperformance to the MSCI Emerging Markets Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Underlying Index. The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 22.41%, differing from the 24.10% return of the Underlying Index, which is reflective of the management fee (-57 basis points, “bps”), stock selection/futures (-14 bps), securities lending (+5 bps), dividend tax differential (-1 bp), Indian Capital Gains Taxes (-75 bps), the compounding effect of tracking error over time (-26 bps) and other non-recurring factors (-1 bp).

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund Net Asset Value ("NAV")	MSCI Emerging Markets Index	Morningstar Emerging Markets Factor Tilt Index℠
2014	$10,000	$10,000	$10,000
2015	$8,709	$8,547	$8,719
2016	$9,529	$9,339	$9,623
2017	$11,764	$11,809	$11,971
2018	$10,118	$10,331	$10,340
2019	$10,957	$11,556	$11,269
2020	$10,753	$12,509	$11,130
2021	$13,866	$14,631	$14,514
2022	$10,078	$10,091	$10,644
2023	$11,452	$11,181	$12,198
2024	$14,017	$14,012	$15,124
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (Based on NAV)	22.41%	5.05%	3.43%
MSCI Emerging Markets Index[1]	25.32%	3.93%	3.43%
Morningstar Emerging Markets Factor Tilt Index℠	24.10%	6.08%	4.23%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar Emerging Markets Factor Tilt IndexSM to the MSCI Emerging Markets Index. The Fund will continue to compare its performance to the Morningstar Emerging Markets Factor Tilt IndexSM, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

KEY FUND STATISTICS

Net Assets	$276,697,536
Number of Portfolio Holdings	2,977
Portfolio Turnover Rate	33%
Net Investment Advisory Fees Paid	$1,476,023

COUNTRY DIVERSIFICATION (% of Net Assets)1

China	23.7%
India	17.9%
Taiwan	16.8%
South Korea	10.7%
Brazil	5.2%
South Africa	4.3%
Saudi Arabia	2.8%
Mexico	2.3%
Malaysia	2.3%
United Arab Emirates	2.2%
Other	11.8%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective January 1, 2024, The Board of Trustees of FlexShares Trust has approved reductions in the contractual unitary management fee rate that FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement from 0.59% to 0.57%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TLTE1024

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

FLEXSHARES®US QUALITY LARGE CAP INDEX FUND

Ticker: QLC - Cboe Exchange

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® US Quality Large Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® US Quality Large Cap Index Fund	$31	0.25%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher quality stocks outperformed poorer quality stocks, and higher momentum stocks outperformed poorer momentum stocks, leading the Fund to outperform the S&P 500® Index. The value factor was negative for the fiscal year but was not enough to offset the positive relative performance derived from both the quality and momentum exposures.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Quality Large Cap IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

   For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 39.96%, differing from the 40.39% return of the Underlying Index, which is reflective of the management fee (-25 basis points, “bps”), stock selection/futures (-7 bps), and the compounding effect of tracking error over time (-11 bps).

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®US Quality Large Cap Index Fund Net Asset Value ("NAV")	S&P 500 Index	Northern Trust Quality Large Cap Index℠
2015	$10,000	$10,000	$10,000
2015	$10,648	$10,744	$10,651
2016	$10,661	$11,229	$10,708
2017	$13,182	$13,882	$13,295
2018	$14,057	$14,902	$14,215
2019	$14,906	$17,037	$15,088
2020	$15,522	$18,691	$15,742
2021	$22,229	$26,712	$22,632
2022	$19,344	$22,809	$19,755
2023	$21,190	$25,123	$21,708
2024	$29,658	$34,675	$30,476
Average Annual Total Returns	1 Year	5 Years	Since Inception 9/23/2015
FlexShares® US Quality Large Cap Index Fund (Based on NAV)	39.96%	14.75%	12.68%
S&P 500 Index	38.02%	15.27%	14.63%
Northern Trust Quality Large Cap Index℠	40.39%	15.09%	13.02%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

KEY FUND STATISTICS

Net Assets	$330,694,871
Number of Portfolio Holdings	166
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid	$521,375

ASSET MARKET SECTOR (% of Net Assets)1

Information Technology	32.5%
Financials	14.2%
Communication Services	11.2%
Health Care	10.8%
Consumer Discretionary	8.1%
Industrials	7.5%
Utilities	4.4%
Real Estate	4.2%
Consumer Staples	4.1%
Energy	1.4%
Other	1.1%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLC1024

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

FLEXSHARES®STOXX® US ESG SELECT INDEX FUND

Ticker: ESG - Cboe Exchange

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® STOXX® US ESG Select Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares®STOXX® US ESG Select Index Fund	$38	0.32%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the Russell 1000® Index.

   The fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® USA ESG Select KPIs IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 31.28%, differing from the 31.09% return of the Underlying Index, which is reflective of the management fee (-32 basis points, “bps”), stock selection/futures (+3 bps), dividend tax differential (+44 bps) and the compounding effect of tracking error over time (+4 bps).

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®STOXX® US ESG Select Index Fund Net Asset Value ("NAV")	Russell 1000® Index	STOXX® USA ESG Select KPIs Index℠
2016	$10,000	$10,000	$10,000
2016	$10,024	$9,935	$10,017
2017	$12,349	$12,287	$12,275
2018	$13,353	$13,144	$13,108
2019	$15,251	$15,005	$14,912
2020	$16,990	$16,635	$16,555
2021	$24,490	$23,873	$23,846
2022	$20,448	$19,963	$19,886
2023	$22,883	$21,856	$22,237
2024	$30,041	$30,177	$29,150
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/13/2016
FlexShares®STOXX® US ESG Select Index Fund (Based on NAV)	31.28%	14.52%	14.17%
Russell 1000® Index	38.07%	14.99%	14.23%
STOXX® USA ESG Select KPIs Index℠	31.09%	14.34%	13.76%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

KEY FUND STATISTICS

Net Assets	$153,222,525
Number of Portfolio Holdings	264
Portfolio Turnover Rate	27%
Net Investment Advisory Fees Paid	$578,111

ASSET MARKET SECTOR (% of Net Assets)1

Information Technology	24.3%
Financials	18.5%
Consumer Discretionary	13.5%
Health Care	12.4%
Consumer Staples	8.8%
Communication Services	6.7%
Industrials	5.6%
Energy	4.6%
Real Estate	1.8%
Utilities	1.8%
Other	1.3%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

ESG1024

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

FLEXSHARES®STOXX® GLOBAL ESG SELECT INDEX FUND

Ticker: ESGG - Cboe Exchange

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® STOXX® Global ESG Select Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares®STOXX® Global ESG Select Index Fund	$48	0.42%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global equity markets moved higher. Higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the MSCI World Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global ESG Select KPIs IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 28.88%, differing from the 28.95% return of the Underlying Index, which is reflective of the management fee (-42 basis points, “bps”), stock selection/futures (-4 bps), securities lending (+1 bp), dividend tax differential (+38 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and the compounding effect of tracking error over time (-1 bp).

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®STOXX® Global ESG Select Index Fund Net Asset Value ("NAV")	MSCI World Index	STOXX® Global ESG Select KPIs Index℠
2016	$10,000	$10,000	$10,000
2016	$10,100	$10,030	$10,104
2017	$12,561	$12,314	$12,541
2018	$12,733	$12,457	$12,730
2019	$14,451	$14,038	$14,438
2020	$15,322	$14,650	$15,320
2021	$21,773	$20,573	$21,789
2022	$17,560	$16,771	$17,583
2023	$20,049	$18,529	$20,097
2024	$25,839	$24,769	$25,916
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/13/2016
FlexShares®STOXX® Global ESG Select Index Fund (Based on NAV)	28.88%	12.33%	12.11%
MSCI World Index	33.68%	12.02%	11.55%
STOXX® Global ESG Select KPIs Index℠	28.95%	12.41%	12.16%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

KEY FUND STATISTICS

Net Assets	$137,933,068
Number of Portfolio Holdings	778
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$687,540

COUNTRY DIVERSIFICATION (% of Net Assets)1

United States	68.8%
Japan	5.9%
United Kingdom	4.0%
France	3.7%
Australia	3.1%
Switzerland	2.3%
Germany	2.2%
Netherlands	1.9%
Canada	1.3%
Denmark	1.0%
Other	5.1%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

ESGG1024

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

FLEXSHARES®ESG & CLIMATE US LARGE CAP CORE INDEX FUND

Ticker: FEUS  - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® ESG & Climate US Large Cap Core Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® ESG & Climate US Large Cap Core Index Fund	$11	0.09%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the S&P 500® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate US Large Cap Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 35.29%, differing from the 35.31% return of the Underlying Index, which is reflective of the management fee (-9 basis points, “bps”), stock selection/futures (-2 bps), the compounding effect of tracking error over time (-1 bp), and other non-recurring factors (+10 bps).

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®ESG & Climate US Large Cap Core Index Fund Net Asset Value ("NAV")	Russell 1000® Index	S&P 500 Index	Northern Trust ESG & Climate US Large Cap Core Index℠
2021	$10,000	$10,000	$10,000	$10,000
2021	$10,678	$10,694	$10,581	$10,684
2022	$8,960	$8,942	$9,035	$8,965
2023	$9,797	$9,791	$9,951	$9,815
2024	$13,254	$13,518	$13,735	$13,281
Average Annual Total Returns	1 Year	Since Inception 9/20/2021
FlexShares® ESG & Climate US Large Cap Core Index Fund (Based on NAV)	35.29%	9.47%
Russell 1000®Index[1]	38.07%	9.75%
S&P 500 Index	38.02%	10.73%
Northern Trust ESG & Climate US Large Cap Core Index℠	35.31%	9.55%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the S&P 500 Index to the Russell 1000® Index. The Fund will continue to compare its performance to the S&P 500 Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

KEY FUND STATISTICS

Net Assets	$68,361,715
Number of Portfolio Holdings	138
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid	$45,094

ASSET MARKET SECTOR (% of Net Assets)1

Information Technology	31.0%
Financials	13.8%
Health Care	11.2%
Consumer Discretionary	10.4%
Communication Services	9.4%
Industrials	8.4%
Consumer Staples	5.4%
Energy	3.0%
Real Estate	2.3%
Utilities	2.0%
Other	2.0%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

FEUS 1024

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

FLEXSHARES®ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

Ticker: FEDM  - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$13	0.12%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the international developed equity markets moved higher. Within developed markets higher sustainability-tilted stocks outperformed poorer sustainability-tilted stocks, leading the Fund to outperform the MSCI World ex-US Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate Developed Markets ex-US Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 24.12%, differing from the 24.16% return of the Underlying Index, which is reflective of the management fee (-12 basis points, “bps”), stock selection/futures (-5 bps), securities lending (+1 bp), dividend tax differential (+14 bps), and performance calculation differences between the Underlying Index and the Fund (-2 bps).

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®ESG & Climate Developed Markets ex-US Core Index Fund Net Asset Value ("NAV")	MSCI World ex-US Index	Northern Trust ESG & Climate Developed Markets ex-US Core Index℠
2021	$10,000	$10,000	$10,000
2021	$10,238	$10,175	$10,229
2022	$7,846	$7,933	$7,832
2023	$8,794	$8,929	$8,789
2024	$10,915	$11,058	$10,912
Average Annual Total Returns	1 Year	Since Inception 9/20/2021
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (Based on NAV)	24.12%	2.85%
MSCI World ex-US Index	23.84%	3.28%
Northern Trust ESG & Climate Developed Markets ex-US Core Index℠	24.16%	2.84%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

KEY FUND STATISTICS

Net Assets	$55,320,556
Number of Portfolio Holdings	257
Portfolio Turnover Rate	22%
Net Investment Advisory Fees Paid	$55,351

COUNTRY DIVERSIFICATION (% of Net Assets)1

Japan	20.0%
United Kingdom	13.8%
France	10.6%
Canada	10.4%
Germany	9.5%
Switzerland	7.3%
Australia	6.5%
Netherlands	4.7%
Spain	4.1%
Denmark	3.9%
Other	7.6%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

FEDM 1024

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

FLEXSHARES®MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

Ticker: GUNR - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Morningstar Global Upstream Natural Resources Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$48	0.46%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global natural resource equities moved higher. Within global natural resources the Fund’s underweight to timber and overweight to agriculture led the Fund to underperform the broader natural resources market, as defined by the S&P Global Natural Resources Index return of 7.61%. The upstream focus of the Fund within energy and metals was relatively positive for the fiscal year but was not enough to offset the negative relative performance derived from timber and agriculture.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar Global Upstream Natural Resources IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 6.73%, differing from the 6.81% return of the Underlying Index, which is reflective of the management fee (-46 basis points, “bps”), stock selection/futures (+4 bps), securities lending (+1 bp), dividend tax differential (+34 bps), and Indian Capital Gains Taxes (-1 bp).

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar Global Upstream Natural Resources Index Fund Net Asset Value ("NAV")	MSCI ACWI	Morningstar Global Upstream Natural Resources Index℠
2014	$10,000	$10,000	$10,000
2015	$7,903	$9,997	$7,930
2016	$8,996	$10,201	$9,088
2017	$10,598	$12,568	$10,741
2018	$10,845	$12,503	$11,048
2019	$11,188	$14,078	$11,440
2020	$9,860	$14,766	$10,137
2021	$14,760	$20,270	$15,262
2022	$16,560	$16,225	$17,239
2023	$15,911	$17,929	$16,668
2024	$16,982	$23,808	$17,803
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on NAV)	6.73%	8.71%	5.44%
MSCI ACWIFootnote Reference1	32.79%	11.08%	9.06%
Morningstar Global Upstream Natural Resources Index℠	6.81%	9.24%	5.94%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar Global Upstream Natural Resources IndexSM to the MSCI ACWI Index. The Fund will continue to compare its performance to the Morningstar Global Upstream Natural Resources IndexSM, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

KEY FUND STATISTICS

Net Assets	$5,658,678,617
Number of Portfolio Holdings	186
Portfolio Turnover Rate	21%
Net Investment Advisory Fees Paid	$28,423,402

COUNTRY DIVERSIFICATION (% of Net Assets)1

United States	34.6%
Canada	16.2%
Australia	12.8%
United Kingdom	7.4%
Norway	3.8%
Saudi Arabia	3.0%
Brazil	2.7%
France	2.6%
India	2.2%
China	2.2%
Other	11.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

GUNR1024

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

FLEXSHARES®STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

Ticker: NFRA - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® STOXX® Global Broad Infrastructure Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares®STOXX® Global Broad Infrastructure Index Fund	$53	0.47%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global listed infrastructure moved higher. Within global listed infrastructure, the inclusion of communications infrastructure and underweight to energy utilities and pipelines detracted from relative performance, leading the Fund to underperform the broader infrastructure market, as defined by the S&P Global Infrastructure Index return of 32.01%.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global Broad Infrastructure Index (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 23.82%, differing from the 23.77% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+6 bps), dividend tax differential (+56 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and Indian Capital Gains Taxes (-8 bps), the compounding effect of tracking error over time (+2 bps), and other non-recurring factors (+1 bp).

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®STOXX® Global Broad Infrastructure Index Fund Net Asset Value ("NAV")	MSCI ACWI	STOXX® Global Broad Infrastructure Index
2014	$10,000	$10,000	$10,000
2015	$9,660	$9,997	$9,641
2016	$9,959	$10,201	$9,936
2017	$11,297	$12,568	$11,254
2018	$10,969	$12,503	$10,912
2019	$13,110	$14,078	$13,029
2020	$12,294	$14,766	$12,198
2021	$15,103	$20,270	$14,970
2022	$13,001	$16,225	$12,876
2023	$13,163	$17,929	$13,017
2024	$16,297	$23,808	$16,111
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares®STOXX® Global Broad Infrastructure Index Fund (Based on NAV)	23.82%	4.45%	5.01%
MSCI ACWI[1]	32.79%	11.08%	9.06%
STOXX® Global Broad Infrastructure Index	23.77%	4.34%	4.88%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the STOXX® Global Broad Infrastructure Index to the MSCI ACWI Index. The Fund will continue to compare its performance to the STOXX® Global Broad Infrastructure Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

KEY FUND STATISTICS

Net Assets	$2,478,235,432
Number of Portfolio Holdings	187
Portfolio Turnover Rate	12%
Net Investment Advisory Fees Paid	$10,518,339

COUNTRY DIVERSIFICATION (% of Net Assets)1

United States	43.4%
Canada	13.9%
Japan	10.7%
Germany	7.2%
Spain	4.0%
United Kingdom	3.5%
Australia	3.2%
France	2.5%
Italy	2.0%
Thailand	1.4%
Other	7.2%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

NFRA1024

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

FLEXSHARES®GLOBAL QUALITY REAL ESTATE INDEX FUND

Ticker: GQRE - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Global Quality Real Estate Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Global Quality Real Estate Index Fund	$52	0.45%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the global real estate equities moved higher. Within global real estate higher quality equities outperformed poorer quality equities, and higher momentum equities outperformed poorer momentum equities, leading the Fund to outperform the FTSE EPRA/NAREIT Developed Net Index. The value factor was negative for the fiscal year but was not enough to offset the positive performance derived from both the quality and momentum exposures.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Global Quality Real Estate IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 30.44%, differing from the 30.50% return of the Underlying Index, which is reflective of the management fee (-45 basis points, “bps”), stock selection/futures (-14 bps), securities lending (+2 bps), dividend tax differential (+49 bps), and the compounding effect of tracking error over time (+2 bps).

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Global Quality Real Estate Index Fund Net Asset Value ("NAV")	MSCI World Index	FTSE EPRA/NAREIT Developed Index℠	Northern Trust Global Quality Real Estate Index℠
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,660	$10,177	$10,184	$10,623
2016	$10,903	$10,298	$10,438	$10,871
2017	$12,180	$12,643	$11,076	$12,135
2018	$11,730	$12,789	$11,109	$11,685
2019	$13,885	$14,413	$13,363	$13,850
2020	$11,067	$15,042	$10,298	$11,018
2021	$15,558	$21,122	$14,636	$15,445
2022	$11,901	$17,219	$10,985	$11,776
2023	$11,049	$19,024	$10,323	$10,906
2024	$14,412	$25,431	$13,261	$14,233
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Global Quality Real Estate Index Fund (Based on NAV)	30.44%	0.75%	3.72%
MSCI World Index[1]	33.68%	12.02%	9.78%
FTSE EPRA/NAREIT Developed Index℠	28.46%	-0.15%	2.86%
Northern Trust Global Quality Real Estate Index℠	30.50%	0.55%	3.59%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the FTSE EPRA/NAREIT Developed IndexSM to the MSCI World Index. The Fund will continue to compare its performance to the FTSE EPRA/NAREIT Developed IndexSM, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

KEY FUND STATISTICS

Net Assets	$386,155,255
Number of Portfolio Holdings	160
Portfolio Turnover Rate	49%
Net Investment Advisory Fees Paid	$1,426,462

COUNTRY DIVERSIFICATION (% of Net Assets)1

United States	67.1%
Japan	8.8%
Australia	3.8%
France	2.8%
United Kingdom	2.7%
Singapore	2.5%
Hong Kong	2.0%
Sweden	1.6%
Israel	1.6%
Canada	1.3%
Other	3.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

GQRE1024

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

FLEXSHARES®REAL ASSETS ALLOCATION INDEX FUND

Ticker: ASET - NASDAQ

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Real Assets Allocation Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Real Assets Allocation Index Fund	$3	0.03%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global equity markets moved higher. Generally, real asset equities were positive, but trailed global equities. The Fund’s low volatility approach to allocating among real assets detracted from relative performance, as a lower allocation to global real estate led the Fund to underperform the MSCI All Country World Index (ACWI).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Real Assets Allocation IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 17.89%, differing from the 17.94% return of the Underlying Index, which is reflective of the management fee (-3 basis points, “bps”) and stock selection/futures (-2 bps).

FLEXSHARES® REAL ASSETS ALLOCATION INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Real Assets Allocation Index Fund Net Asset Value ("NAV")	MSCI ACWI Index	Northern Trust Real Assets Allocation Index℠
2015	$10,000	$10,000	$10,000
2016	$10,556	$10,245	$10,565
2017	$11,900	$12,622	$11,924
2018	$11,533	$12,557	$11,570
2019	$13,573	$14,138	$13,632
2020	$11,883	$14,829	$11,949
2021	$15,888	$20,357	$15,993
2022	$14,062	$16,294	$14,179
2023	$13,811	$18,005	$13,939
2024	$16,282	$23,909	$16,438
Average Annual Total Returns	1 Year	5 Years	Since Inception 11/23/2015
FlexShares® Real Assets Allocation Index Fund (Based on NAV)	17.89%	3.71%	5.60%
MSCI ACWI Index	32.79%	11.08%	10.24%
Northern Trust Real Assets Allocation Index℠	17.94%	3.81%	5.72%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® REAL ASSETS ALLOCATION INDEX FUND

KEY FUND STATISTICS

Net Assets	$7,911,296
Number of Portfolio Holdings	3
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid	$2,178

TOP HOLDINGS (% of Net Assets)

FlexShares®STOXX® Global Broad Infrastructure Index Fund	50.00%
FlexShares® Global Quality Real Estate Index Fund	39.73%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	10.03%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

ASET1024

FLEXSHARES® REAL ASSETS ALLOCATION INDEX FUND

FLEXSHARES®QUALITY DIVIDEND INDEX FUND

Ticker: QDF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Quality Dividend Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Quality Dividend Index Fund	$44	0.37%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index. The quality factor was also negative for the fiscal year, contributing to the underperformance relative to the Russell 1000® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 32.40%, differing from the 32.83% return of the Underlying Index, which is reflective of the management fee (-37 basis points, “bps”), securities lending (+2 bps), and the compounding effect of tracking error over time (-8 bps).

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Quality Dividend Index Fund Net Asset Value ("NAV")	Russell 1000 Index	Northern Trust Quality Dividend Index℠
2014	$10,000	$10,000	$10,000
2015	$10,343	$10,486	$10,385
2016	$11,006	$10,932	$11,096
2017	$12,998	$13,520	$13,191
2018	$13,963	$14,463	$14,198
2019	$15,142	$16,510	$15,510
2020	$14,691	$18,304	$15,174
2021	$20,167	$26,269	$20,903
2022	$18,496	$21,966	$19,241
2023	$19,703	$24,050	$20,580
2024	$26,086	$33,205	$27,336
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Quality Dividend Index Fund (Based on NAV)	32.40%	11.49%	10.06%
Russell 1000 Index	38.07%	14.99%	12.75%
Northern Trust Quality Dividend Index℠	32.83%	12.00%	10.58%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

KEY FUND STATISTICS

Net Assets	$1,850,813,188
Number of Portfolio Holdings	146
Portfolio Turnover Rate	38%
Net Investment Advisory Fees Paid	$6,331,833

ASSET MARKET SECTOR (% of Net Assets)1

Information Technology	29.3%
Financials	13.9%
Industrials	10.2%
Health Care	8.9%
Consumer Staples	8.6%
Communication Services	8.0%
Consumer Discretionary	7.7%
Real Estate	5.6%
Utilities	3.5%
Energy	2.1%
Other	1.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QDF1024

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

FLEXSHARES®QUALITY DIVIDEND DEFENSIVE INDEX FUND

Ticker: QDEF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Quality Dividend Defensive Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Quality Dividend Defensive Index Fund	$44	0.37%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend Defensive IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 35.07%, differing from the 35.54% return of the Underlying Index, which is reflective of the management fee (-37 basis points, “bps”), stock selection/futures (-3 bps), securities lending (+2 bps), performance calculation differences between the Underlying Index and the Fund (+3 bps), and the compounding effect of tracking error over time (-12 bps).

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Quality Dividend Defensive Index Fund Net Asset Value ("NAV")	Russell 1000 Index	Northern Trust Quality Dividend Defensive Index℠
2014	$10,000	$10,000	$10,000
2015	$10,504	$10,486	$10,578
2016	$11,130	$10,932	$11,237
2017	$13,071	$13,520	$13,275
2018	$14,206	$14,463	$14,571
2019	$15,825	$16,510	$16,345
2020	$15,121	$18,304	$15,650
2021	$20,305	$26,269	$21,090
2022	$18,775	$21,966	$19,596
2023	$20,244	$24,050	$21,202
2024	$27,342	$33,205	$28,737
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Quality Dividend Defensive Index Fund (Based on NAV)	35.07%	11.56%	10.58%
Russell 1000 Index	38.07%	14.99%	12.75%
Northern Trust Quality Dividend Defensive Index℠	35.54%	11.94%	11.13%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

KEY FUND STATISTICS

Net Assets	$403,870,143
Number of Portfolio Holdings	133
Portfolio Turnover Rate	50%
Net Investment Advisory Fees Paid	$1,340,457

ASSET MARKET SECTOR (% of Net Assets)1

Information Technology	26.3%
Health Care	13.4%
Industrials	11.3%
Financials	10.9%
Communication Services	9.3%
Consumer Staples	8.6%
Consumer Discretionary	7.2%
Real Estate	5.4%
Utilities	5.2%
Energy	0.9%
Other	0.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QDEF1024

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND INDEX FUND

Ticker: IQDF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® International Quality Dividend Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® International Quality Dividend Index Fund	$53	0.47%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international equity markets moved higher. Within international markets higher quality dividend payers outperformed poorer quality dividend payers, leading the Fund to outperform the MSCI All Country World Index Ex-U.S. Index. The yield factor was negative for the fiscal year but was not enough to offset the positive relative performance derived from the quality exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 26.73%, differing from the 27.53% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-11 bps), securities lending (+4 bps), dividend tax differential (+14 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), Indian Capital Gains Taxes (-27 bps), the compounding effect of tracking error over time (-15 bps), and other non-recurring factors (+1 bp).

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®International Quality Dividend Index Fund Net Asset Value ("NAV")	MSCI AC World ex USA Index	Northern Trust International Quality Dividend Index℠
2014	$10,000	$10,000	$10,000
2015	$9,155	$9,531	$9,252
2016	$9,262	$9,553	$9,412
2017	$11,253	$11,811	$11,474
2018	$10,073	$10,837	$10,267
2019	$10,921	$12,059	$11,130
2020	$9,944	$11,744	$10,168
2021	$13,168	$15,227	$13,517
2022	$9,993	$11,462	$10,265
2023	$11,737	$12,846	$12,137
2024	$14,873	$15,971	$15,478
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® International Quality Dividend Index Fund (Based on NAV)	26.73%	6.37%	4.05%
MSCI AC World ex USA Index	24.33%	5.78%	4.79%
Northern Trust International Quality Dividend Index℠	27.53%	6.81%	4.46%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

KEY FUND STATISTICS

Net Assets	$594,400,042
Number of Portfolio Holdings	242
Portfolio Turnover Rate	51%
Net Investment Advisory Fees Paid	$2,609,350

COUNTRY DIVERSIFICATION (% of Net Assets)1

Japan	11.7%
China	10.3%
United Kingdom	7.8%
Switzerland	7.7%
Taiwan	7.1%
Australia	6.0%
Canada	5.6%
France	4.1%
Sweden	3.6%
Italy	3.4%
Other	30.5%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

IQDF1024

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND

Ticker: IQDE - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® International Quality Dividend Defensive Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® International Quality Dividend Defensive Index Fund	$52	0.47%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international equity markets moved higher. The Fund’s defensive positioning with dividend payers, as well as the high dividend payers underperforming non-dividend payers, led the Fund to underperform the MSCI All Country World Index Ex-U.S. Index. The quality factor was positive for the fiscal year but was not enough to offset the negative performance derived from the Fund’s defensive positioning and the negative performance of the yield factor.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend Defensive IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 21.94%, differing from the 23.69% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-39 bps), securities lending (+3 bps), dividend tax differential (+15 bps), Indian Capital Gains Taxes (-41 bps), the compounding effect of tracking error over time (-29 bps), and Egyptian currency devaluation (-37 bps).

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®International Quality Dividend Defensive Index Fund Net Asset Value ("NAV")	MSCI AC World ex USA Index	Northern Trust International Quality Dividend Defensive Index℠
2014	$10,000	$10,000	$10,000
2015	$9,163	$9,531	$9,287
2016	$9,368	$9,553	$9,559
2017	$11,003	$11,811	$11,247
2018	$9,900	$10,837	$10,132
2019	$10,658	$12,059	$10,920
2020	$9,707	$11,744	$9,981
2021	$12,525	$15,227	$12,925
2022	$9,762	$11,462	$10,100
2023	$10,986	$12,846	$11,441
2024	$13,397	$15,971	$14,151
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® International Quality Dividend Defensive Index Fund (Based on NAV)	21.94%	4.68%	2.97%
MSCI AC World ex USA Index	24.33%	5.78%	4.79%
Northern Trust International Quality Dividend Defensive Index℠	23.69%	5.32%	3.53%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND

KEY FUND STATISTICS

Net Assets	$22,201,192
Number of Portfolio Holdings	220
Portfolio Turnover Rate	64%
Net Investment Advisory Fees Paid	$106,088

COUNTRY DIVERSIFICATION (% of Net Assets)1

Japan	11.8%
Switzerland	8.2%
United Kingdom	7.8%
Australia	6.9%
China	6.8%
Canada	5.9%
India	4.8%
France	4.8%
Taiwan	4.2%
Germany	4.0%
Other	32.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

IQDE1024

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

Ticker: IQDY - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® International Quality Dividend Dynamic Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® International Quality Dividend Dynamic Index Fund	$52	0.47%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

   During the fiscal year ended October 31, 2024, international equity markets moved higher. Within international markets higher quality dividend payers outperformed poorer quality dividend payers, leading the Fund to outperform the MSCI All Country World Index Ex-U.S. Index. The yield factor was negative for the fiscal year but was not enough to offset the positive performance derived from the quality exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend Dynamic IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 28.20%, differing from the 29.10% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-17 bps), securities lending (+4 bps), dividend tax differential (+10 bps), performance calculation differences between the Underlying Index and the Fund (-1 bp), Indian Capital Gains Taxes (-22 bps), and the compounding effect of tracking error over time (-17 bps).

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®International Quality Dividend Dynamic Index Fund Net Asset Value ("NAV")	MSCI AC World ex USA Index	Northern Trust International Quality Dividend Dynamic Index℠
2014	$10,000	$10,000	$10,000
2015	$9,372	$9,531	$9,468
2016	$9,669	$9,553	$9,821
2017	$11,832	$11,811	$12,062
2018	$10,490	$10,837	$10,696
2019	$11,675	$12,059	$11,936
2020	$10,859	$11,744	$11,153
2021	$15,189	$15,227	$15,663
2022	$11,319	$11,462	$11,675
2023	$13,514	$12,846	$14,053
2024	$17,325	$15,971	$18,142
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® International Quality Dividend Dynamic Index Fund (Based on NAV)	28.20%	8.21%	5.65%
MSCI AC World ex USA Index	24.33%	5.78%	4.79%
Northern Trust International Quality Dividend Dynamic Index℠	29.10%	8.73%	6.14%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

KEY FUND STATISTICS

Net Assets	$68,030,762
Number of Portfolio Holdings	194
Portfolio Turnover Rate	61%
Net Investment Advisory Fees Paid	$316,545

COUNTRY DIVERSIFICATION (% of Net Assets)1

Japan	12.1%
China	10.2%
United Kingdom	7.9%
Taiwan	6.9%
Switzerland	6.8%
Australia	6.2%
Canada	5.7%
France	4.6%
Italy	3.7%
Sweden	3.2%
Other	31.3%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

IQDY1024

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

FLEXSHARES®IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTT - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakevens were little changed during the fiscal year ended October 31, 2024, yet oscillated considerably throughout the period. Breakevens declined to a low in September 2024 before rising again throughout the remaining fiscal year. During the fiscal year, the 3-5 year segment of the TIPS yield curve underperformed the broader U.S. TIPS market, represented by the Bloomberg U.S. TIPS Index. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) underperformed the broader U.S. TIPS market, as defined by the Bloomberg U.S. Government Inflation-Linked 1-10 Year Index return of 7.62% by 60 basis points (“bps”), due in part to shorter overall duration and higher concentration in the 1-3 year segment of the TIPS yield curve.

  The Fund is passively managed and seeks to provide investment results (before fees and expenses) of the iBoxx 3-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 7.02%, differing from the 7.18% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 bps), and small positive contributions from duration/curve positioning, security selection, trading costs, and other factors (+2 bps).

FLEXSHARES® IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®iBoxx 3-Year Target Duration TIPS Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	iBoxx 3-Year Target Duration TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,866	$10,196	$9,878
2016	$10,118	$10,641	$10,139
2017	$10,161	$10,737	$10,202
2018	$10,119	$10,517	$10,170
2019	$10,655	$11,727	$10,720
2020	$11,275	$12,453	$11,384
2021	$12,054	$12,393	$12,185
2022	$11,523	$10,450	$11,674
2023	$11,735	$10,487	$11,906
2024	$12,559	$11,593	$12,761
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on NAV)	7.02%	3.34%	2.30%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
iBoxx 3-Year Target Duration TIPS Index	7.18%	3.55%	2.47%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the iBoxx 3-Year Target Duration TIPS Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the iBoxx 3-Year Target Duration TIPS Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

KEY FUND STATISTICS

Net Assets	$1,721,904,827
Number of Portfolio Holdings	25
Portfolio Turnover Rate	71%
Net Investment Advisory Fees Paid	$3,129,298

YEARS TO MATURITY (% of Net Assets)1

3-5 year	53.2%
1-3 year	36.5%
5-10 year	10.1%
0-1 year	0.0%
10-20 year	0.0%
20+ year	0.0%
Cash/and or Derivatives	0.2%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TDTT1024

FLEXSHARES® IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

FLEXSHARES®IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakevens were little changed during the fiscal year ended October 31, 2024, yet oscillated considerably throughout the period. Breakevens declined to a low in September 2024 before rising again throughout the remaining fiscal year. During the fiscal year, the 3-5 year segment of the TIPS yield curve underperformed the broader U.S. TIPS market, represented by the Bloomberg U.S. TIPS Index. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) underperformed the broader U.S. TIPS market, as defined by the Bloomberg U.S. TIPS Index return of 8.61%, by 41 basis points (“bps”), due in part to shorter overall duration and higher concentration in the 3-5 year segment, and lower concentration in the 10-20 year segment of the TIPS yield curve.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the iBoxx 5-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 8.20%, differing from the 8.24% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 bps), and small positive contributions from duration/curve positioning, security selection, trading costs, and other factors (+4 bps).

FLEXSHARES® IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®iBoxx 5-Year Target Duration TIPS Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	iBoxx 5-Year Target Duration TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,900	$10,196	$9,903
2016	$10,376	$10,641	$10,372
2017	$10,384	$10,737	$10,395
2018	$10,227	$10,517	$10,249
2019	$11,100	$11,727	$11,143
2020	$12,031	$12,453	$12,123
2021	$12,855	$12,393	$12,974
2022	$11,643	$10,450	$11,774
2023	$11,631	$10,487	$11,797
2024	$12,585	$11,593	$12,781
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on NAV)	8.20%	2.54%	2.33%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
iBoxx 5-Year Target Duration TIPS Index	8.34%	2.78%	2.48%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the iBoxx 5-Year Target Duration TIPS Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the iBoxx 5-Year Target Duration TIPS Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

KEY FUND STATISTICS

Net Assets	$703,479,600
Number of Portfolio Holdings	24
Portfolio Turnover Rate	42%
Net Investment Advisory Fees Paid	$1,301,043

YEARS TO MATURITY (% of Net Assets)1

5-10 year	52.1%
3-5 year	45.7%
10-20 year	2.0%
0-1 year	0.0%
1-3 year	0.0%
20+ year	0.0%
Cash/and or Derivatives	0.2%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TDTF1024

FLEXSHARES® IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

FLEXSHARES®DISCIPLINED DURATION MBS INDEX FUND

Ticker: MBSD - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Disciplined Duration MBS Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Disciplined Duration MBS Index Fund	$21	0.20%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, interest rates declined and the yield curve steepened, which were enough to bring the 10-year and 2-year spread out of negative territory for the first time in over two years. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund underperformed the broader mortgage backed securities market, as defined by the Bloomberg U.S. Mortgage Backed Securities Index return of 11.44% by -301 basis points (“bps”) due exposure to a selection of higher coupon, more seasoned mortgage backed securities.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA® Constrained Duration US Mortgage-Backed Securities Index (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in to-be announced (“TBA”) transactions that represent securities in the underlying index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a net asset value ("NAV") basis was 8.43%, differing from the 8.95% return of the Underlying Index, which is reflective of the Fund’s management fee (-20 bps), trading costs and fees (-27 bps), yield curve positioning (+6 bps), sector allocation (-1 bp), security selection (+21 bps), and other factors (-31 bps).

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Disciplined Duration MBS Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	ICE BofA® Constrained Duration US Mortgage Backed Securities Index
2014	$10,000	$10,000	$10,000
2015	$10,174	$10,196	$10,229
2016	$10,482	$10,641	$10,538
2017	$10,435	$10,737	$10,560
2018	$10,263	$10,517	$10,443
2019	$11,017	$11,727	$11,291
2020	$11,590	$12,453	$11,847
2021	$11,557	$12,393	$11,934
2022	$10,152	$10,450	$10,553
2023	$10,251	$10,487	$10,718
2024	$11,115	$11,593	$11,677
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Disciplined Duration MBS Index Fund (Based on NAV)	8.43%	0.18%	1.06%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA® Constrained Duration US Mortgage Backed Securities Index	8.95%	0.68%	1.56%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

KEY FUND STATISTICS

Net Assets	$93,171,871
Number of Portfolio Holdings	469
Portfolio Turnover Rate	31%
Net Investment Advisory Fees Paid	$153,111

YEARS TO MATURITY (% of Net Assets)1

20+ year	43.9%
10-20 year	33.2%
5-10 year	14.8%
3-5 year	6.0%
1-3 year	1.5%
0-1 year	0.0%
Cash/and or Derivatives	0.6%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

MBSD1024

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

FLEXSHARES®CREDIT-SCORED US CORPORATE BOND INDEX FUND

Ticker: SKOR - NASDAQ

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Credit-Scored US Corporate Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Credit-Scored US Corporate Bond Index Fund	$17	0.16%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) outperformed the Bloomberg Intermediate Corporate Index by 42 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 11.44%, differing from the 11.74% return of the Underlying Index, which is reflective of the Fund’s management fee (-15 bps), trading costs (-8 bps), sampling (-4 bps), and other factors.

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Credit-Scored US Corporate Bond Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Corporate Index	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠Footnote Reference*
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,261	$10,124	$10,140	$10,209
2016	$10,744	$10,566	$10,645	$10,725
2017	$10,945	$10,662	$10,895	$10,959
2018	$10,721	$10,443	$10,754	$10,784
2019	$11,971	$11,645	$11,910	$12,084
2020	$12,833	$12,365	$12,643	$13,033
2021	$12,923	$12,306	$12,733	$13,209
2022	$11,255	$10,376	$11,182	$11,573
2023	$11,696	$10,413	$11,602	$12,083
2024	$13,034	$11,511	$12,881	$13,502

*The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.

Average Annual Total Returns	1 Year	5 Years	Since Inception 11/12/2014
FlexShares® Credit-Scored US Corporate Bond Index Fund (Based on NAV)	11.44%	1.72%	2.69%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.50%
Bloomberg Intermediate U.S. Corporate Index	11.02%	1.58%	2.64%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠	11.74%	2.24%	3.07%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg Intermediate U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg Intermediate U.S. Corporate Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

KEY FUND STATISTICS

Net Assets	$455,346,993
Number of Portfolio Holdings	1,664
Portfolio Turnover Rate	81%
Net Investment Advisory Fees Paid	$569,417

ASSET MARKET SECTOR (% of Net Assets)1

Financials	41.5%
Energy	13.4%
Information Technology	8.7%
Consumer Discretionary	6.3%
Consumer Staples	6.2%
Industrials	5.3%
Real Estate	4.7%
Health Care	4.1%
Communication Services	3.3%
Materials	2.6%
Other	2.8%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective January 1, 2024, The Board of Trustees of FlexShares Trust has approved reductions in the contractual unitary management fee rate that FlexShares® Credit-Scored US Corporate Bond Index Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement from 0.22% to 0.15%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

SKOR1024

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

FLEXSHARES®CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

Ticker: LKOR - Cboe Exchange

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$18	0.16%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund’s NAV outperformed the Bloomberg Long Corporate Index by 90 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Long Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a net asset value ("NAV") basis was 20.13%, differing from the 20.38% return of the Underlying Index, which is reflective of fees (-15 bps), trading costs (-10 bps), sampling (+9 bps) and other factors.

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Credit-Scored US Long Corporate Bond Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Corporate Index	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠Footnote Reference*
2015	$10,000	$10,000	$10,000	$10,000
2015	$10,056	$10,069	$10,079	$10,055
2016	$11,227	$10,509	$11,341	$11,249
2017	$11,855	$10,604	$12,015	$11,946
2018	$10,997	$10,386	$11,213	$11,149
2019	$13,803	$11,582	$14,050	$14,058
2020	$15,230	$12,299	$15,258	$15,719
2021	$16,013	$12,240	$15,952	$16,643
2022	$10,956	$10,320	$11,000	$11,459
2023	$11,131	$10,357	$11,056	$11,732
2024	$13,371	$11,449	$13,182	$14,123

*The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Long Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Long Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.

Average Annual Total Returns	1 Year	5 Years	Since Inception 9/23/2015
FlexShares® Credit-Scored US Long Corporate Bond Index Fund (Based on NAV)	20.16%	-0.63%	3.24%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.45%
Bloomberg Long U.S. Corporate Index	19.23%	-1.27%	3.04%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠	20.38%	0.09%	3.84%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg Long U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg Long U.S. Corporate Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

KEY FUND STATISTICS

Net Assets	$47,740,356
Number of Portfolio Holdings	916
Portfolio Turnover Rate	116%
Net Investment Advisory Fees Paid	$55,342

ASSET MARKET SECTOR (% of Net Assets)1

Financials	18.3%
Energy	17.9%
Information Technology	12.5%
Health Care	10.1%
Consumer Staples	7.9%
Communication Services	7.6%
Industrials	7.0%
Utilities	6.5%
Consumer Discretionary	5.9%
Materials	4.1%
Other	0.6%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective January 1, 2024, The Board of Trustees of FlexShares Trust has approved reductions in the contractual unitary management fee rate that FlexShares® Credit-Scored US Long Corporate Bond Index Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement from 0.22% to 0.15%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

LKOR1024

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

FLEXSHARES®HIGH YIELD VALUE-SCORED BOND INDEX FUND

Ticker: HYGV - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® High Yield Value-Scored Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® High Yield Value-Scored Bond Index Fund	$40	0.37%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  Credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. Overall, high yield credit performed well with general returns in the mid-teens as spreads generally tightened throughout the year. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) performance underperformed the ICE BofA® U.S. High Yield Index by 92 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust High Yield Value-Scored US Corporate Bond IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 15.55%, differing from the 17.01% return of the Underlying Index, which is reflective of fees (-37 bps), trading costs (-61 bps), sampling (-58 bps) and other factors.

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®High Yield Value-Scored Bond Index Fund Net Asset Value ("NAV")	Bloomberg Universal Index	ICE BofA® US High Yield Index	Northern Trust High Yield Value-Scored US Corporate Bond Index℠
2018	$10,000	$10,000	$10,000	$10,000
2018	$10,018	$9,943	$10,020	$10,043
2019	$10,763	$11,072	$10,854	$10,852
2020	$11,093	$11,733	$11,128	$11,490
2021	$12,577	$11,789	$12,323	$13,119
2022	$10,935	$9,927	$10,912	$11,554
2023	$11,530	$10,046	$11,547	$12,379
2024	$13,323	$11,171	$13,452	$14,482
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/17/2018
FlexShares® High Yield Value-Scored Bond Index Fund (Based on NAV)	15.55%	4.36%	4.67%
Bloomberg Universal IndexFootnote Reference1	11.20%	0.18%	1.72%
ICE BofA® US High Yield Index	16.47%	4.38%	4.83%
Northern Trust High Yield Value-Scored US Corporate Bond Index℠	17.01%	5.94%	6.06%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the ICE BofA® US High Yield Index to the Bloomberg Universal Index. The Fund will continue to compare its performance to the ICE BofA® US High Yield Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

KEY FUND STATISTICS

Net Assets	$1,467,420,568
Number of Portfolio Holdings	1,085
Portfolio Turnover Rate	118%
Net Investment Advisory Fees Paid	$5,062,144

ASSET MARKET SECTOR (% of Net Assets)1

Consumer Discretionary	19.7%
Communication Services	15.7%
Energy	12.9%
Industrials	12.5%
Materials	8.7%
Financials	8.5%
Consumer Staples	4.7%
Health Care	4.7%
Information Technology	4.6%
Real Estate	3.0%
Other	3.9%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

HYGV1024

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

FLEXSHARES®ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

Ticker: FEIG  - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$13	0.12%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  Credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) underperformed the broader investment grade market, as defined by the Bloomberg U.S. Corporate Total Return Value Unhedged Index, by -16 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

   For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 13.47%, differing from the 13.79% return of the Underlying Index, which is reflective of the Fund’s management fee (-12 bps), trading costs (-6 bps), and sampling (-13 bps).

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®ESG & Climate Investment Grade Corporate Core Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Corporate Total Return Value Unhedged Index	Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠
2021	$10,000	$10,000	$10,000	$10,000
2021	$9,868	$9,997	$9,876	$9,871
2022	$7,921	$8,429	$7,944	$7,942
2023	$8,112	$8,459	$8,164	$8,171
2024	$9,205	$9,352	$9,277	$9,298
Average Annual Total Returns	1 Year	Since Inception 9/20/2021
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (Based on NAV)	13.47%	-2.63%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	2.47%
Bloomberg US Corporate Total Return Value Unhedged Index	13.63%	-2.38%
Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠	13.79%	-2.31%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg US Corporate Total Return Value Unhedged Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg US Corporate Total Return Value Unhedged Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

KEY FUND STATISTICS

Net Assets	$45,283,761
Number of Portfolio Holdings	808
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$44,484

ASSET MARKET SECTOR (% of Net Assets)1

Financials	31.9%
Health Care	11.9%
Information Technology	10.0%
Communication Services	7.3%
Energy	7.0%
Utilities	6.7%
Consumer Discretionary	5.7%
Consumer Staples	4.7%
Real Estate	4.5%
Industrials	4.2%
Other	2.6%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

FEIG 1024

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

FLEXSHARES®ULTRA-SHORT INCOME FUND

Ticker: RAVI - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Ultra-Short Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Ultra-Short Income Fund	$26	0.25%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, interest rates declined and the yield curve steepened, which were enough to bring the 10-year and 2-year spread out of negative territory for the first time in over two years. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period.

  The Fund is actively managed and seeks maximum current income consistent with the preservation of capital and liquidity. The Fund attempts to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include, without limitation, U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks.

  For the fiscal year ended October 31, 2024, the Fund’s return of 6.07% outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index’s return of 5.45% by 62 basis points (“bps”), net of fees. During this period, Treasury rates declined as the inflation rate declined and the Federal Open Market Committee began to normalize monetary policy. The Fund's underweight to Treasuries, as well as its long to duration positioning, contributed to the Fund’s relative outperformance. The Fund’s exposure to the Investment Grade sector contributed to relative performance while security selection was a small detractor.

FLEXSHARES® ULTRA-SHORT INCOME FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Ultra-Short Income Fund Net Asset Value ("NAV")	Bloomberg Global Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
2014	$10,000	$10,000	$10,000
2015	$10,036	$9,693	$10,001
2016	$10,155	$10,234	$10,024
2017	$10,276	$10,355	$10,093
2018	$10,460	$10,143	$10,256
2019	$10,796	$11,110	$10,495
2020	$11,032	$11,736	$10,578
2021	$11,069	$11,590	$10,583
2022	$10,965	$9,181	$10,673
2023	$11,542	$9,339	$11,194
2024	$12,243	$10,230	$11,804
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Ultra-Short Income Fund (Based on NAV)	6.07%	2.55%	2.04%
Bloomberg Global Aggregate Bond Index[1]	9.55%	-1.64%	0.23%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.45%	2.38%	1.67%

1In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg Global Aggregate Bond Index Index. The Fund will continue to compare its performance to the Bloomberg 1-3 Month U.S. Treasury Bill Index, which reflects the market segments in which the Fund invests.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

Footnote	Description
Footnote[1]	a

2

FLEXSHARES® ULTRA-SHORT INCOME FUND

KEY FUND STATISTICS

Net Assets	$1,151,144,756
Number of Portfolio Holdings	287
Portfolio Turnover Rate	53%
Net Investment Advisory Fees Paid	$2,728,485

ASSET MARKET SECTOR (% of Net Assets)1

Financials	43.1%
Industrials	9.0%
Consumer Discretionary	8.2%
Health Care	7.5%
Consumer Staples	6.4%
Asset-Backed Securities	6.1%
Information Technology	4.8%
U.S. Treasury Obligations	4.2%
Communication Services	3.7%
Energy	3.2%
Other	5.8%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

RAVI1024

FLEXSHARES® ULTRA-SHORT INCOME FUND

FLEXSHARES®CORE SELECT BOND FUND

Ticker: BNDC - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024

This annual shareholder report contains important information about the FlexShares® Core Select Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Core Select Bond Fund	$26	0.25%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, interest rates declined and the yield curve steepened, which were enough to bring the 10-year and 2-year spread out of negative territory for the first time in over two years. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period.

  The Fund is actively managed and seeks total return and preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through exchange-traded funds (“ETFs”) and other registered investment companies (together with ETFs, “Underlying Funds”).

  For the fiscal year ended October 31, 2024, the Fund underperformed the broad fixed income market, as defined by the Bloomberg U.S. Aggregate Bond Index, by 11 basis points, net of fees.The Fund had an overweight to duration periodically during the year, and this accounted for the majority of the underperformance. Additionally, the Fund had a modest overweight to mortgage-backed securities (“MBS”) with MBS spreads trading cheaper relative to historical averages and MBS spreads rallied through most of the 12-month period. Overall, the allocation to MBS had a modest positive relative effect, which was partially offset by other factors.

FLEXSHARES® CORE SELECT BOND FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Core Select Bond Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$10,286	$10,331
2018	$10,005	$10,119
2019	$11,143	$11,285
2020	$11,889	$11,983
2021	$11,920	$11,926
2022	$9,981	$10,056
2023	$9,966	$10,091
2024	$11,007	$11,155
Average Annual Total Returns	1 Year	5 Years	Since Inception 11/18/2016
FlexShares® Core Select Bond Fund (Based on NAV)	10.44%	-0.25%	1.21%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.38%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® CORE SELECT BOND FUND

KEY FUND STATISTICS

Net Assets	$166,575,300
Number of Portfolio Holdings	18
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid	$416,028

TOP HOLDINGS (% of Net Assets)

iShares MBS ETF	24.33%
U.S. Treasury 2 Year Note	13.72%
iShares 20+ Year Treasury Bond ETF	12.87%
FlexShares® Disciplined Duration MBS Index Fund	12.50%
iShares 3-7 Year Treasury Bond ETF	11.97%
FlexShares® Credit-Scored US Corporate Bond Index Fund	9.43%
iShares 1-5 Year Investment Grade Corporate Bond ETF	8.40%
CF Secured LLC	8.04%
iShares 7-10 Year Treasury Bond ETF	5.73%
FlexShares® Ultra-Short Income Fund	4.71%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs/, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

BNDC1024

FLEXSHARES® CORE SELECT BOND FUND

(b)    A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule.  Not applicable.

Item 2. Code of Ethics.

(a)
As of the end of the period, October 31, 2024, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee.  Philip G. Hubbard is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).
Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

In response to Items 4(a)-4(d), aggregate fees for professional services rendered for FlexShares® Trust by Deloitte & Touche, LLP (“Deloitte”) for the fiscal years ended October 31, 2024 and October 31, 2023 were:

	2024
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$723,840	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$82,360(1)	$0
All Other Fees(d)	$0	$0
Total:	$806,200	$0

	2023
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$727,500	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$84,630(1)	$0
All Other Fees(d)	$0	$0
Total:	$812,130	$0

(1)	Amounts relate to tax fees for the review of federal income tax returns, excise tax returns and year end distribution calculations.

(a)
“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the periods ended October 31, 2024 and October 31, 2023 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the Registrant.

(b)
“Audit-Related Fees” are fees for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”

(c)	“Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)	“All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)
The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, NTI or to any entity controlling, controlled by or under common control with NTI that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)      No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)            Not Applicable.

(g)           The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the periods ended October 31, 2024 and October 31, 2023, respectively, were $4,358,755 and $6,776,921.

(h)           The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

(i)            Not Applicable.

(j)            Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  All of the Board’s independent Trustees, Philip G. Hubbard, Eric T. McKissack and Sarah N. Garvey, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments.

(a)                 Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)                Securities divested of in accordance with Section 13(c) of the 1940 Act.

                Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)                 Insert annual financial statements for the period ended October 31, 2024.

(b)                Insert financial highlights for the period ended October 31, 2024.

FlexShares
®
Trust
Annual Financial Statements and Other
Information
October 31, 2024
MANAGED BY NORTHERN TRUST

MANAGED BY NORTHERN TRUST
Table of Contents
MANAGED BY NORTHERN TRUST
Statements of Assets and Liabilities 2
Statements of Operations 10
Statements of Changes in Net Assets 18
Financial Highlights 33
Schedules of Investments 63
FlexShares
®
US Quality Low Volatility Index Fund 63
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund 67
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund 72
FlexShares
®
Morningstar US Market Factor Tilt Index Fund 77
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund 100
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund 129
FlexShares
®
US Quality Large Cap Index Fund 167
FlexShares
®
STOXX
®
US ESG Select Index Fund 171
FlexShares
®
STOXX
®
Global ESG Select Index Fund 176
FlexShares
®
ESG & Climate US Large Cap Core Index Fund 188
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund 192
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund 198
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund 204
FlexShares
®
Global Quality Real Estate Index Fund 209
FlexShares
®
Real Assets Allocation Index Fund 213
FlexShares
®
Quality Dividend Index Fund 214
FlexShares
®
Quality Dividend Defensive Index Fund 219
FlexShares
®
International Quality Dividend Index Fund 223
FlexShares
®
International Quality Dividend Defensive Index Fund 229
FlexShares
®
International Quality Dividend Dynamic Index Fund 235
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund 241
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund 242
FlexShares
®
Disciplined Duration MBS Index Fund 243
FlexShares
®
Credit-Scored US Corporate Bond Index Fund 247
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund 270
FlexShares
®
High Yield Value-Scored Bond Index Fund 283
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund 302
FlexShares
®
Ultra-Short Income Fund 314
FlexShares
®
Core Select Bond Fund 323
Notes to the Financial Statements 327
Report of Independent Registered Public Accounting Firm 369
Form N-CSR - Items 8 - 11 372
Approval of Advisory Agreement 373
Tax Information 384

FLEXSHARES ANNUAL REPORT 2
FlexShares
®
Trust
Statements of Assets and Liabilities
October 31, 2024
See Accompanying Notes to the Financial Statements.
FlexShares
®
US Quality
Low Volatility
Index Fund
FlexShares
®
Developed
Markets ex-
US Quality
Low Volatility
Index Fund
FlexShares
®
Emerging
Markets
Quality Low
Volatility
Index Fund
FlexShares
®
Morningstar
US Market
Factor Tilt
Index Fund
ASSETS
Securities, at cost $ 108,759,104 $ 42,218,641 $ 11,570,951 $ 873,596,924
Affiliate securities, at cost — — — 477,816
Securities Lending Reinvestments, at cost 1,029,547 394,380 — 202,733,748
Securities, at value† 130,243,949 46,386,282 13,104,505 1,679,621,842
Affiliate securities, at value — — — 643,328
Securities Lending Reinvestments, at value 1,029,547 394,380 — 202,743,201
Cash 612,427 111,248 70,805 8,788,783
Cash segregated at broker* — 18,577 5,380 486,600
Foreign cash†† — 107,754 31,243 —
Unrealized appreciation on forward foreign currency contracts — 21,349 — —
Receivables: — — — —
Dividends and interest 148,281 371,885 13,291 855,820
Securities lending income 975 363 — 36,460
Securities sold — — — —
Variation margin on futures contracts — 2,766 20,368 14,107
Total Assets 132,035,179 47,414,604 13,245,592 1,893,190,141
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — 11,837 31 —
Due to brokers 23 10,652 — —
Payables:
Cash collateral received from securities loaned 1,029,547 394,380 — 202,733,748
Deferred compensation (Note 7) 14,300 6,342 1,226 220,544
Investment advisory fees (Note 4) 19,753 13,002 4,566 362,579
Trustee fees (Note 7) 3,443 1,092 274 26,221
Securities purchased — — — —
Deferred non-US capital gains taxes — — 78,551 —
Due to Shareholder — — — —
Variation margin on futures contracts 14,722 — — —
Capital shares redeemed — — — 1,708
Other 1,750 — — 6,000
Total Liabilities 1,083,538 437,305 84,648 203,350,800
Net Assets $ 130,951,641 $ 46,977,299 $ 13,160,944 $ 1,689,839,341
NET ASSETS CONSIST OF:
Paid-in capital $ 119,238,684 $ 47,307,562 $ 12,680,024 $ 916,975,965
Distributable earnings (loss) 11,712,957 (330,263) 480,920 772,863,376
Net Assets
$ 130,951,641 $ 46,977,299 $ 13,160,944 $ 1,689,839,341
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 2,000,001 1,700,001 500,001 8,000,001
Net Asset Value $ 65.48 $ 27.63 $ 26.32 $ 211.23
† Securities on loan, at value $ 7,902,904 $ 2,219,102 $ — $ 248,114,093
†† Cost of foreign cash $ — $ 109,137 $ 31,295 $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
3 FLEXSHARES ANNUAL REPORT
FlexShares
®
Morningstar
Developed
Markets ex-
US Factor Tilt
Index Fund
FlexShares
®
Morningstar
Emerging
Markets
Factor Tilt
Index Fund
FlexShares
®
US Quality
Large Cap
Index Fund
FlexShares
®
STOXX
®
US
ESG Select
Index Fund
ASSETS
Securities, at cost $ 358,820,119 $ 228,179,910 $ 273,539,877 $ 121,805,686
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 14,698,725 1,571,072 602,716 —
Securities, at value† 450,567,923 276,710,493 329,190,867 152,097,694
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 14,698,725 1,571,072 602,716 —
Cash 754,972 1,104,046 1,302,896 918,470
Cash segregated at broker* 399,965 80,679 68,620 56,940
Foreign cash†† 1,626,357 1,263,384 — —
Unrealized appreciation on forward foreign currency contracts 57,830 8,966 — —
Receivables: — — — —
Dividends and interest 3,343,166 323,621 173,861 85,184
Securities lending income 22,235 18,396 1,406 256
Securities sold 114,906 61 — —
Variation margin on futures contracts 190,609 96,900 55,315 127,971
Total Assets 471,776,688 281,177,618 331,395,681 153,286,515
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 77,916 1,072 — —
Payables:
Cash collateral received from securities loaned 14,698,725 1,571,072 602,716 —
Deferred compensation (Note 7) 111,391 55,228 13,591 15,633
Investment advisory fees (Note 4) 154,864 134,083 71,854 42,602
Trustee fees (Note 7) 8,510 4,128 3,149 3,305
Securities purchased — — — —
Deferred non-US capital gains taxes — 2,714,499 — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 27,251 — 9,500 2,450
Total Liabilities 15,078,657 4,480,082 700,810 63,990
Net Assets $ 456,698,031 $ 276,697,536 $ 330,694,871 $ 153,222,525
NET ASSETS CONSIST OF:
Paid-in capital $ 498,431,996 $ 306,589,151 $ 283,289,445 $ 130,584,362
Distributable earnings (loss) (41,733,965) (29,891,615) 47,405,426 22,638,163
Net Assets
$ 456,698,031 $ 276,697,536 $ 330,694,871 $ 153,222,525
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 6,400,001 5,000,001 5,125,001 1,150,001
Net Asset Value $ 71.36 $ 55.34 $ 64.53 $ 133.24
† Securities on loan, at value $ 55,421,187 $ 9,206,233 $ 9,542,654 $ 3,833,092
†† Cost of foreign cash $ 1,648,072 $ 1,278,968 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 4
FlexShares
®
STOXX
®
Global ESG
Select Index
Fund
FlexShares
®
ESG &
Climate US
Large Cap
Core Index
Fund
FlexShares
®
ESG &
Climate
Developed
Markets ex-
US Core
Index Fund
FlexShares
®
Morningstar
Global
Upstream
Natural
Resources
Index Fund
ASSETS
Securities, at cost $ 101,200,501 $ 56,376,896 $ 47,950,573 $ 5,394,171,573
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 644,137 — 921,800 123,532,050
Securities, at value† 136,969,067 67,604,788 54,427,125 5,617,182,016
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 644,137 — 921,800 123,542,189
Cash 418,243 742,818 241,847 22,105,825
Cash segregated at broker* 40,346 — 26,006 2,545,703
Foreign cash†† 147,870 — 363,067 14,820,507
Unrealized appreciation on forward foreign currency contracts 17,299 — 16,729 758,170
Receivables: — — — —
Dividends and interest 358,990 37,415 228,785 5,227,547
Securities lending income 611 362 555 52,659
Securities sold — — — 769
Variation margin on futures contracts 65,442 — 26,409 514,497
Total Assets 138,662,005 68,385,383 56,252,323 5,786,749,882
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — 1,409 698,747
Payables:
Cash collateral received from securities loaned 644,137 — 921,800 123,532,050
Deferred compensation (Note 7) 16,231 1,938 2,009 856,028
Investment advisory fees (Note 4) 50,692 5,289 5,799 2,234,417
Trustee fees (Note 7) 2,877 683 750 119,640
Securities purchased — — — —
Deferred non-US capital gains taxes — — — 580,883
Due to Shareholder — — — —
Variation margin on futures contracts — 14,758 — —
Capital shares redeemed — — — —
Other 15,000 1,000 — 49,500
Total Liabilities 728,937 23,668 931,767 128,071,265
Net Assets $ 137,933,068 $ 68,361,715 $ 55,320,556 $ 5,658,678,617
NET ASSETS CONSIST OF:
Paid-in capital $ 105,612,048 $ 58,121,398 $ 50,989,752 $ 6,734,719,313
Distributable earnings (loss) 32,321,020 10,240,317 4,330,804 (1,076,040,696)
Net Assets
$ 137,933,068 $ 68,361,715 $ 55,320,556 $ 5,658,678,617
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 825,001 1,075,000 1,100,000 142,250,001
Net Asset Value $ 167.19 $ 63.59 $ 50.29 $ 39.78
† Securities on loan, at value $ 1,855,631 $ 2,024,445 $ 3,438,788 $ 308,488,272
†† Cost of foreign cash $ 149,832 $ — $ 369,165 $ 15,130,080
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
5 FLEXSHARES ANNUAL REPORT
FlexShares
®
STOXX
®
Global Broad
Infrastructure
Index Fund
FlexShares
®
Global
Quality Real
Estate Index
Fund
FlexShares
®
Real Assets
Allocation
Index Fund
FlexShares
®
Quality
Dividend
Index Fund
ASSETS
Securities, at cost $ 2,187,325,481 $ 345,597,533 $ – $ 1,413,292,990
Affiliate securities, at cost — — 8,111,770 —
Securities Lending Reinvestments, at cost 44,217,781 25,975,932 — 100,076,021
Securities, at value† 2,454,941,727 377,931,714 — 1,842,281,251
Affiliate securities, at value — — 7,892,134 —
Securities Lending Reinvestments, at value 44,217,781 25,975,932 — 100,079,575
Cash 9,346,692 5,968,347 5,073 6,975,867
Cash segregated at broker* 1,301,456 520,221 — 417,000
Foreign cash†† 7,511,735 1,044,839 — —
Unrealized appreciation on forward foreign currency contracts — 7,129 — —
Receivables: — — — —
Dividends and interest 7,652,988 849,859 — 1,665,201
Securities lending income 29,040 8,095 — 12,008
Securities sold — — 2,308,953 —
Variation margin on futures contracts 95,649 72,359 — 332,238
Total Assets 2,525,097,068 412,378,495 10,206,160 1,951,763,140
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — 34,559 — —
Payables:
Cash collateral received from securities loaned 44,217,781 25,975,932 — 100,076,021
Deferred compensation (Note 7) 261,245 43,175 1,583 251,626
Investment advisory fees (Note 4) 1,002,805 148,584 179 589,541
Trustee fees (Note 7) 37,432 4,990 287 28,564
Securities purchased — — 2,292,815 —
Deferred non-US capital gains taxes 1,320,373 — — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 22,000 16,000 — 4,200
Total Liabilities 46,861,636 26,223,240 2,294,864 100,949,952
Net Assets $ 2,478,235,432 $ 386,155,255 $ 7,911,296 $ 1,850,813,188
NET ASSETS CONSIST OF:
Paid-in capital $ 2,463,702,741 $ 424,488,391 $ 9,355,667 $ 1,592,968,981
Distributable earnings (loss) 14,532,691 (38,333,136) (1,444,371) 257,844,207
Net Assets
$ 2,478,235,432 $ 386,155,255 $ 7,911,296 $ 1,850,813,188
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 43,000,001 6,450,001 250,001 26,217,921
Net Asset Value $ 57.63 $ 59.87 $ 31.65 $ 70.59
† Securities on loan, at value $ 111,930,672 $ 67,245,712 $ — $ 117,034,595
†† Cost of foreign cash $ 7,642,266 $ 1,059,717 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 6
FlexShares
®
Quality
Dividend
Defensive
Index Fund
FlexShares
®
International
Quality
Dividend
Index Fund
FlexShares
®
International
Quality
Dividend
Defensive
Index Fund
FlexShares
®
International
Quality
Dividend
Dynamic
Index Fund
ASSETS
Securities, at cost $ 313,563,383 $ 523,782,259 $ 20,578,638 $ 61,490,628
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 21,695,866 2,554,428 273,778 1,404,919
Securities, at value† 400,682,004 581,164,087 21,732,547 67,075,809
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 21,695,866 2,554,428 273,778 1,404,919
Cash 2,794,063 6,530,831 36,693 409,080
Cash segregated at broker* 163,520 428,975 13,971 30,695
Foreign cash†† — 4,096,027 214,342 189,141
Due from Authorized Participant — 1,567,963 — —
Unrealized appreciation on forward foreign currency contracts — 236,763 5,457 12,462
Receivables: — — — —
Dividends and interest 370,836 3,683,478 235,399 444,114
Securities lending income 2,829 18,919 795 2,999
Securities sold — — — —
Variation margin on futures contracts 50,269 4,205 37,941 5,163
Total Assets 425,759,387 600,285,676 22,550,923 69,574,382
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — 42,665 — 1,612
Payables:
Cash collateral received from securities loaned 21,695,866 2,554,428 273,778 1,404,919
Deferred compensation (Note 7) 56,736 95,179 10,674 9,044
Investment advisory fees (Note 4) 128,952 243,031 6,143 25,071
Trustee fees (Note 7) 5,940 8,888 432 1,271
Securities purchased — 2,064,772 — —
Deferred non-US capital gains taxes — 859,171 58,704 101,703
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 1,750 17,500 — —
Total Liabilities 21,889,244 5,885,634 349,731 1,543,620
Net Assets $ 403,870,143 $ 594,400,042 $ 22,201,192 $ 68,030,762
NET ASSETS CONSIST OF:
Paid-in capital $ 355,040,775 $ 721,509,836 $ 49,198,001 $ 84,275,341
Distributable earnings (loss) 48,829,368 (127,109,794) (26,996,809) (16,244,579)
Net Assets
$ 403,870,143 $ 594,400,042 $ 22,201,192 $ 68,030,762
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 5,725,001 23,800,001 1,000,001 2,300,001
Net Asset Value $ 70.54 $ 24.97 $ 22.20 $ 29.58
† Securities on loan, at value $ 25,445,545 $ 39,902,195 $ 1,524,057 $ 6,448,703
†† Cost of foreign cash $ — $ 4,159,256 $ 216,827 $ 191,899
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
7 FLEXSHARES ANNUAL REPORT
FlexShares
®
iBoxx 3-Year
Target
Duration TIPS
Index Fund
FlexShares
®
iBoxx 5-Year
Target
Duration TIPS
Index Fund
FlexShares
®
Disciplined
Duration MBS
Index Fund
FlexShares
®
Credit-Scored
US Corporate
Bond Index
Fund
ASSETS
Securities, at cost $ 1,721,683,013 $ 717,617,565 $ 97,044,472 $ 447,686,066
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost — — — 59,212,627
Securities, at value† 1,719,019,819 702,029,435 92,621,003 450,117,401
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — — — 59,212,627
Cash 7,193,204 2,273,609 282,745 657,465
Cash segregated at broker* — — — —
Foreign cash†† — — — —
Due from Authorized Participant — 210,482 — 432,020
Unrealized appreciation on forward foreign currency contracts — — — —
Receivables: — — — —
Dividends and interest 2,596,335 1,344,519 299,406 4,926,766
Securities lending income — 445 — 8,926
Securities sold 62,527,626 30,642,158 — 28,641,083
Variation margin on futures contracts — — — —
Total Assets 1,791,336,984 736,500,648 93,203,154 543,996,288
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — — —
Payables:
Cash collateral received from securities loaned — — — 59,212,627
Deferred compensation (Note 7) 341,043 126,031 10,701 28,533
Investment advisory fees (Note 4) 263,087 107,400 15,249 57,998
Trustee fees (Note 7) 32,516 14,304 1,333 5,152
Securities purchased 68,795,511 32,773,059 — 432,020
Deferred non-US capital gains taxes — — — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — 254 — 28,908,715
Other — — 4,000 4,250
Total Liabilities 69,432,157 33,021,048 31,283 88,649,295
Net Assets $ 1,721,904,827 $ 703,479,600 $ 93,171,871 $ 455,346,993
NET ASSETS CONSIST OF:
Paid-in capital $ 1,915,547,272 $ 784,035,403 $ 112,023,886 $ 479,274,149
Distributable earnings (loss) (193,642,445) (80,555,803) (18,852,015) (23,927,156)
Net Assets
$ 1,721,904,827 $ 703,479,600 $ 93,171,871 $ 455,346,993
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 72,404,000 29,800,001 4,550,001 9,450,001
Net Asset Value $ 23.78 $ 23.61 $ 20.48 $ 48.18
† Securities on loan, at value $ — $ 10,699,603 $ — $ 58,912,906
†† Cost of foreign cash $ — $ — $ — $ —
* Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 8
FlexShares
®
Credit-Scored
US Long
Corporate
Bond Index
Fund
FlexShares
®
High Yield
Value-Scored
Bond Index
Fund
FlexShares
®
ESG &
Climate
Investment
Grade
Corporate
Core Index
Fund
FlexShares
®
Ultra-Short
Income Fund
ASSETS
Securities, at cost $ 47,654,847 $ 1,435,391,578 $ 44,827,852 $ 1,170,167,019
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost — 227,069,927 — —
Securities, at value† 46,970,673 1,452,009,099 43,719,597 1,172,204,703
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — 227,069,927 — —
Cash 16,756 5,618,927 857,858 8,907,391
Cash segregated at broker* — — — —
Foreign cash†† — — — —
Due from Authorized Participant — 1,398,600 — —
Unrealized appreciation on forward foreign currency contracts — — — —
Receivables: — — — —
Dividends and interest 658,474 24,551,713 506,122 9,032,801
Securities lending income — 43,171 — —
Securities sold 4,446,672 46,296,542 1,208,020 —
Variation margin on futures contracts — — — —
Total Assets 52,092,575 1,756,987,979 46,291,597 1,190,144,895
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — — —
Payables:
Cash collateral received from securities loaned — 227,069,927 — —
Deferred compensation (Note 7) 4,845 71,872 1,498 81,820
Investment advisory fees (Note 4) 5,717 460,790 4,593 237,086
Trustee fees (Note 7) 539 23,322 530 19,479
Securities purchased — 61,929,250 993,121 38,661,754
Deferred non-US capital gains taxes — — — —
Due to Shareholder — — 7,844 —
Variation margin on futures contracts — — — —
Capital shares redeemed 4,339,618 — — —
Other 1,500 12,250 250 —
Total Liabilities 4,352,219 289,567,411 1,007,836 39,000,139
Net Assets $ 47,740,356 $ 1,467,420,568 $ 45,283,761 $ 1,151,144,756
NET ASSETS CONSIST OF:
Paid-in capital $ 62,208,522 $ 1,613,451,152 $ 54,532,423 $ 1,144,436,550
Distributable earnings (loss) (14,468,166) (146,030,584) (9,248,662) 6,708,206
Net Assets
$ 47,740,356 $ 1,467,420,568 $ 45,283,761 $ 1,151,144,756
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 1,100,001 35,700,001 1,100,000 15,240,001
Net Asset Value $ 43.40 $ 41.10 $ 41.17 $ 75.53
† Securities on loan, at value $ — $ 218,719,039 $ — $ —
†† Cost of foreign cash $ — $ — $ — $ —
* Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
9 FLEXSHARES ANNUAL REPORT
FlexShares
®
Core Select
Bond Fund
ASSETS
Securities, at cost $ 121,373,274
Affiliate securities, at cost 48,168,613
Securities Lending Reinvestments, at cost 15,396,028
Securities, at value† 117,367,110
Affiliate securities, at value 48,605,355
Securities Lending Reinvestments, at value 15,396,028
Cash 683,066
Cash segregated at broker* —
Foreign cash†† —
Unrealized appreciation on forward foreign currency contracts —
Receivables: —
Dividends and interest —
Securities lending income 2,757
Securities sold —
Variation margin on futures contracts —
Total Assets 182,054,316
LIABILITIES
Unrealized depreciation on forward foreign currency contracts —
Payables:
Cash collateral received from securities loaned 15,396,028
Deferred compensation (Note 7) 14,295
Investment advisory fees (Note 4) 44,727
Trustee fees (Note 7) 3,053
Securities purchased —
Deferred non-US capital gains taxes —
Due to Shareholder —
Variation margin on futures contracts 20,913
Capital shares redeemed —
Other —
Total Liabilities 15,479,016
Net Assets $ 166,575,300
NET ASSETS CONSIST OF:
Paid-in capital $ 190,793,248
Distributable earnings (loss) (24,217,948)
Net Assets
$ 166,575,300
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 7,525,001
Net Asset Value $ 22.14
† Securities on loan, at value $ 15,126,479
†† Cost of foreign cash $ —
* Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/24.

FLEXSHARES ANNUAL REPORT 10
FlexShares Trust
Statements of Operations
FlexShares
®
Trust
Statements of Operations
For the year ended October 31, 2024
See Accompanying Notes to the Financial Statements.
t
FlexShares
®
US Quality Low
Volatility Index
Fund
FlexShares
®
Developed
Markets ex-US
Quality Low
Volatility Index
Fund
FlexShares
®
Emerging
Markets Quality
Low Volatility
Index Fund
FlexShares
®
Morningstar US
Market Factor
Tilt Index Fund
INVESTMENT INCOME
Dividend income $ 3,161,886 $ 1,699,855 $ 500,622 $ 26,159,661
Income from non-cash dividends — 81,818 — —
Dividend income received from affiliate — — — 19,746
Interest income 1,844 — — —
Securities lending income (net of fees) (Note 2) 15,725 7,846 — 526,768
Foreign withholding tax on dividends (6,792) (169,532) (48,827) (13,301)
Foreign withholding tax on interest — — — —
Total Investment Income 3,172,663 1,619,987 451,795 26,692,874
EXPENSES
Deferred compensation (Note 7) 1,781 589 146 14,717
Investment advisory fees 292,853 172,766 58,103 3,958,163
Trustee fees (Note 7) 14,764 4,702 1,223 128,542
Tax Services Expense (Note 4) — 1,212 — —
Legal Fee — — — —
Other expenses (Note 4) 2,338 3,714 215 18,732
Total Gross Expenses Before Fees Reimbursed 311,736 182,983 59,687 4,120,154
Less:
Investment advisory fees reimbursed (Note 4) (10,675) (7,485) (839) (81,098)
Total Net Expenses   301,061 175,498 58,848 4,039,056
Net Investment Income (Loss) 2,871,602 1,444,489 392,947 22,653,818
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — (206)
Transactions in investment securities 755,557 499,619 265,476
(1)
7,044,020
In-kind redemptions on investments in affiliated securities — — — 13,265
In-kind redemptions on investments in securities 31,892,192 3,850,809 25,247 100,559,831
Expiration or closing of futures contracts 177,799 131,101 13,584 2,677,773
Settlement of forward foreign currency contracts — (7,734) 108 —
Foreign currency transactions — 13,879 (30,758) —
Net Realized Gain (Loss)
32,825,548 4,487,674 273,657 110,294,683
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 10,033,431 5,174,568 2,419,002
(2)
336,723,040
(3)
Securities lending — — — (1,602)
Futures contracts (11,346) 60,369 16,887 806,770
Forward foreign currency contracts — 457 (31) —
Translation of other assets and liabilities denominated in
foreign currencies — 10,368 (1,331) —
Net Change in Unrealized Appreciation (Depreciation) 10,022,085 5,245,762 2,434,527 337,528,208
Net Realized and Unrealized Gain (Loss) 42,847,633 9,733,436 2,708,184 447,822,891
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 45,719,235 $ 11,177,925 $ 3,101,131 $ 470,476,709
(1)
Net of non-US capital gains tax of $78,435.
(2)
Net of deferred non-US capital gains tax of $78,551.
(3)
Includes $218,069 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
11 FLEXSHARES ANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Morningstar
Developed
Markets ex-US
Factor Tilt Index
Fund
FlexShares
®
Morningstar
Emerging
Markets Factor
Tilt Index Fund
FlexShares
®
US Quality
Large Cap Index
Fund
FlexShares
®
STOXX
®
US ESG
Select Index
Fund
INVESTMENT INCOME
Dividend income $ 17,922,605 $ 9,024,019 $ 3,124,856 $ 2,763,510
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — 2,391
Interest income — 373 — —
Securities lending income (net of fees) (Note 2) 362,084 131,912 8,181 7,531
Foreign withholding tax on dividends (1,747,229) (987,294) — (1,063)
Foreign withholding tax on interest — (5) — —
Total Investment Income 16,537,460 8,169,005 3,133,037 2,772,369
EXPENSES
Deferred compensation (Note 7) 4,884 2,416 1,749 1,820
Investment advisory fees 1,942,316 1,499,259 530,364 588,795
Trustee fees (Note 7) 41,780 21,201 15,927 15,826
Tax Services Expense (Note 4) 32,207 2,199 — —
Legal Fee — — — —
Other expenses (Note 4) 9,141 3,097 2,175 2,498
Total Gross Expenses Before Fees Reimbursed 2,030,328 1,528,172 550,215 608,939
Less:
Investment advisory fees reimbursed (Note 4) (62,619) (23,236) (8,989) (10,684)
Total Net Expenses   1,967,709 1,504,936 541,226 598,255
Net Investment Income (Loss) 14,569,751 6,664,069 2,591,811 2,174,114
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — 6,515
Transactions in investment securities (5,545,012) 3,578,894
(1)
(1,517,103) (980,836)
In-kind redemptions on investments in affiliated securities — — — 2,549
In-kind redemptions on investments in securities 26,203,313 243,899 13,460,798 29,294,384
Expiration or closing of futures contracts 990,820 59,024 298,565 425,238
Settlement of forward foreign currency contracts 12,970 51,210 — —
Foreign currency transactions 119,658 (215,714) — —
Net Realized Gain (Loss)
21,781,749 3,717,313 12,242,260 28,747,850
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 68,894,639 40,292,373
(2)
48,811,834 18,820,258
(3)
Securities lending — — — —
Futures contracts 335,473 107,813 71,945 124,867
Forward foreign currency contracts 9,805 2,056 — —
Translation of other assets and liabilities denominated in
foreign currencies 2,519 (73,342) — —
Net Change in Unrealized Appreciation (Depreciation) 69,242,436 40,328,900 48,883,779 18,945,125
Net Realized and Unrealized Gain (Loss) 91,024,185 44,046,213 61,126,039 47,692,975
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 105,593,936 $ 50,710,282 $ 63,717,850 $ 49,867,089
(1)
Net of non-US capital gains tax of $734,226.
(2)
Net of deferred non-US capital gains tax of $2,705,758.
(3)
Includes $17,217 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 12
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
STOXX
®
Global
ESG Select
Index Fund
FlexShares
®
ESG & Climate
US Large Cap
Core Index Fund
FlexShares
®
ESG & Climate
Developed
Markets ex-
US Core Index
Fund
FlexShares
®
Morningstar
Global
Upstream
Natural
Resources
Index Fund
INVESTMENT INCOME
Dividend income $ 3,622,162 $ 733,967 $ 1,666,593 $ 226,525,774
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — 1,952 — —
Securities lending income (net of fees) (Note 2) 14,176 1,742 5,267 811,663
Foreign withholding tax on dividends (158,878) — (161,062) (13,247,796)
Foreign withholding tax on interest — — — —
Total Investment Income 3,477,460 737,661 1,510,798 214,089,641
EXPENSES
Deferred compensation (Note 7) 1,659 435 455 64,550
Investment advisory fees 715,111 47,533 60,979 28,846,680
Trustee fees (Note 7) 14,523 4,101 4,154 541,643
Tax Services Expense (Note 4) 15,127 — — 45,276
Legal Fee — — 3,539 —
Other expenses (Note 4) 5,099 529 — 82,820
Total Gross Expenses Before Fees Reimbursed 751,519 52,598 69,127 29,580,969
Less:
Investment advisory fees reimbursed (Note 4) (27,571) (2,439) (5,628) (423,278)
Total Net Expenses   723,948 50,159 63,499 29,157,691
Net Investment Income (Loss) 2,753,512 687,502 1,447,299 184,931,950
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 4,000,014 (625,626) (158,114) (187,954,300)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 24,721,210 2,853,459 — 481,714,189
Expiration or closing of futures contracts 296,331 124,851 95,995 6,377,448
Settlement of forward foreign currency contracts 6,905 — (7,711) (282,971)
Foreign currency transactions 1,911 — 13,721 1,669,913
Net Realized Gain (Loss)
29,026,371 2,352,684 (56,109) 301,524,279
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 11,344,633 11,146,282 8,284,968 (35,177,909)
(1)
Securities lending — — — (1,258)
Futures contracts 79,945 23,313 (11,598) 1,978,864
Forward foreign currency contracts 9,543 — 12,122 81,423
Translation of other assets and liabilities denominated in
foreign currencies 5,116 — (4,800) (669,060)
Net Change in Unrealized Appreciation (Depreciation) 11,439,237 11,169,595 8,280,692 (33,787,940)
Net Realized and Unrealized Gain (Loss) 40,465,608 13,522,279 8,224,583 267,736,339
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 43,219,120 $ 14,209,781 $ 9,671,882 $ 452,668,289
(1)
Net of deferred non-US capital gains tax of $580,883.

See Accompanying Notes to the Financial Statements.
13 FLEXSHARES ANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
STOXX
®
Global Broad
Infrastructure
Index Fund
FlexShares
®
Global Quality
Real Estate
Index Fund
FlexShares
®
Real Assets
Allocation Index
Fund
FlexShares
®
Quality Dividend
Index Fund
INVESTMENT INCOME
Dividend income $ 76,782,039 $ 11,953,615 $ — $ 41,760,127
Income from non-cash dividends — 1,059,610 — —
Dividend income received from affiliate — — 328,704 —
Interest income — — — —
Securities lending income (net of fees) (Note 2) 1,410,011 68,302 — 287,048
Foreign withholding tax on dividends (4,997,099) (343,907) — —
Foreign withholding tax on interest — — — —
Total Investment Income 73,194,951 12,737,620 328,704 42,047,175
EXPENSES
Deferred compensation (Note 7) 21,332 2,915 141 16,157
Investment advisory fees 10,648,404 1,445,175 56,415 6,419,509
Trustee fees (Note 7) 179,674 24,678 1,014 140,846
Tax Services Expense (Note 4) 15,582 1,213 — —
Legal Fee — — — —
Other expenses (Note 4) 29,880 6,609 183 20,451
Total Gross Expenses Before Fees Reimbursed 10,894,872 1,480,590 57,753 6,596,963
Less:
Investment advisory fees reimbursed (Note 4) (130,065) (18,713) (54,237) (87,676)
Total Net Expenses   10,764,807 1,461,877 3,516 6,509,287
Net Investment Income (Loss) 62,430,144 11,275,743 325,188 35,537,888
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — (516,743) —
Transactions in investment securities (23,909,810)
(1)
(8,591,293) — (28,571,721)
In-kind redemptions on investments in affiliated securities — — (1,134,646) —
In-kind redemptions on investments in securities 29,885,439 1,098,802 — 181,551,403
Expiration or closing of futures contracts 2,638,132 658,157 — 1,724,570
Settlement of forward foreign currency contracts 137,063 (13,152) — —
Foreign currency transactions 194,760 18,537 — —
Net Realized Gain (Loss)
8,945,584 (6,828,949) (1,651,389) 154,704,252
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 392,327,618
(2)
74,544,625 3,586,782
(3)
283,207,307
Securities lending — — — (2,404)
Futures contracts 934,201 301,162 — 102,251
Forward foreign currency contracts (64,026) (24,632) — —
Translation of other assets and liabilities denominated in
foreign currencies (140,210) (6,215) — —
Net Change in Unrealized Appreciation (Depreciation) 393,057,583 74,814,940 3,586,782 283,307,154
Net Realized and Unrealized Gain (Loss) 402,003,167 67,985,991 1,935,393 438,011,406
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 464,433,311 $ 79,261,734 $ 2,260,581 $ 473,549,294
(1)
Net of non-US capital gains tax of $727,909.
(2)
Net of deferred non-US capital gains tax of $1,320,373.
(3)
Includes $3,586,782 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 14
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Quality Dividend
Defensive Index
Fund
FlexShares
®
International
Quality Dividend
Index Fund
FlexShares
®
International
Quality Dividend
Defensive Index
Fund
FlexShares
®
International
Quality Dividend
Dynamic Index
Fund
INVESTMENT INCOME
Dividend income $ 8,878,223 $ 28,616,594 $ 1,069,882 $ 3,477,802
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — — — —
Securities lending income (net of fees) (Note 2) 60,536 200,645 6,554 26,957
Foreign withholding tax on dividends — (3,149,985) (124,412) (417,806)
Foreign withholding tax on interest — — — —
Total Investment Income 8,938,759 25,667,254 952,024 3,086,953
EXPENSES
Deferred compensation (Note 7) 3,376 5,320 241 707
Investment advisory fees 1,358,262 2,678,688 111,503 339,390
Trustee fees (Note 7) 29,236 46,680 1,921 5,650
Tax Services Expense (Note 4) — 37,011 1,212 16,346
Legal Fee — — — —
Other expenses (Note 4) 4,256 9,634 3,259 3,870
Total Gross Expenses Before Fees Reimbursed 1,395,130 2,777,333 118,136 365,963
Less:
Investment advisory fees reimbursed (Note 4) (17,805) (69,338) (5,415) (22,845)
Total Net Expenses   1,377,325 2,707,995 112,721 343,118
Net Investment Income (Loss) 7,561,434 22,959,259 839,303 2,743,835
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (1,369,793) 13,165,401
(1)
1,157,588
(2)
2,630,978
(3)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 37,579,075 15,036,156 626,426 1,304,365
Expiration or closing of futures contracts 527,964 1,057,493 80,066 137,458
Settlement of forward foreign currency contracts — (5,991) 2,926 3,595
Foreign currency transactions — (49,359) (104,539) (9,581)
Net Realized Gain (Loss)
36,737,246 29,203,700 1,762,467 4,066,815
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 63,092,617 76,596,999
(4)
2,338,328
(5)
10,974,210
(6)
Securities lending — — — —
Futures contracts 84,326 225,079 68,463 40,497
Forward foreign currency contracts — 117,108 5,457 6,893
Translation of other assets and liabilities denominated in
foreign currencies — 11,265 2,435 6,048
Net Change in Unrealized Appreciation (Depreciation) 63,176,943 76,950,451 2,414,683 11,027,648
Net Realized and Unrealized Gain (Loss) 99,914,189 106,154,151 4,177,150 15,094,463
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 107,475,623 $ 129,113,410 $ 5,016,453 $ 17,838,298
(1)
Net of non-US capital gains tax of $1,376,662.
(2)
Net of non-US capital gains tax of $60,132.
(3)
Net of non-US capital gains tax of $259,753.
(4)
Net of deferred non-US capital gains tax of $859,171.
(5)
Net of deferred non-US capital gains tax of $58,704.
(6)
Net of deferred non-US capital gains tax of $101,703.

See Accompanying Notes to the Financial Statements.
15 FLEXSHARES ANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
iBoxx 3-Year
Target Duration
TIPS Index Fund
FlexShares
®
iBoxx 5-Year
Target Duration
TIPS Index Fund
FlexShares
®
Disciplined
Duration MBS
Index Fund
FlexShares
®
Credit-Scored
US Corporate
Bond Index
Fund
INVESTMENT INCOME
Dividend income $ — $ — $ — $ —
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income 71,716,525 29,608,280 2,936,491 18,822,198
Securities lending income (net of fees) (Note 2) 11,049 6,834 — 38,115
Foreign withholding tax on dividends — — — —
Foreign withholding tax on interest — — — —
Total Investment Income 71,727,574 29,615,114 2,936,491 18,860,313
EXPENSES
Deferred compensation (Note 7) 17,824 7,667 740 3,137
Investment advisory fees 3,231,296 1,346,584 157,011 587,066
Trustee fees (Note 7) 150,060 65,038 6,106 28,753
Legal Fee — — — —
Other expenses (Note 4) 22,340 9,643 918 3,941
Total Gross Expenses Before Fees Reimbursed 3,421,520 1,428,932 164,775 622,897
Less:
Investment advisory fees reimbursed (Note 4) (101,998) (45,541) (3,900) (17,649)
Total Net Expenses   3,319,522 1,383,391 160,875 605,248
Net Investment Income (Loss) 68,408,052 28,231,723 2,775,616 18,255,065
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (35,817,913) (17,711,150) (133,212) (916,272)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 920,864 2,295,624 — 1,217,733
Expiration or closing of futures contracts — — — —
Settlement of forward foreign currency contracts — — — —
Foreign currency transactions — — — —
Net Realized Gain (Loss)
(34,897,049) (15,415,526) (133,212) 301,461
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 89,699,533 46,041,486 3,262,967 17,278,675
Securities lending — — — —
Futures contracts — — — —
Forward foreign currency contracts — — — —
Translation of other assets and liabilities denominated in
foreign currencies — — — —
Net Change in Unrealized Appreciation (Depreciation) 89,699,533 46,041,486 3,262,967 17,278,675
Net Realized and Unrealized Gain (Loss) 54,802,484 30,625,960 3,129,755 17,580,136
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 123,210,536 $ 58,857,683 $ 5,905,371 $ 35,835,201

See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 16
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Credit-Scored
US Long
Corporate Bond
Index Fund
FlexShares
®
High Yield
Value-Scored
Bond Index
Fund
FlexShares
®
ESG & Climate
Investment
Grade
Corporate Core
Index Fund
FlexShares
®
Ultra-Short
Income Fund
INVESTMENT INCOME
Dividend income $ — $ — $ — $ —
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income 2,028,666 123,406,801 1,854,099 62,695,792
Securities lending income (net of fees) (Note 2) — 255,411 — —
Foreign withholding tax on dividends — — — —
Foreign withholding tax on interest — (31,639) — —
Total Investment Income 2,028,666 123,630,573 1,854,099 62,695,792
EXPENSES
Deferred compensation (Note 7) 320 13,357 325 10,769
Investment advisory fees 58,041 5,210,438 46,374 2,793,270
Trustee fees (Note 7) 2,732 119,327 3,030 95,351
Legal Fee — — — —
Other expenses (Note 4) 393 16,878 437 13,456
Total Gross Expenses Before Fees Reimbursed 61,486 5,360,000 50,166 2,912,846
Less:
Investment advisory fees reimbursed (Note 4) (2,699) (148,293) (1,890) (64,785)
Total Net Expenses   58,787 5,211,707 48,276 2,848,061
Net Investment Income (Loss) 1,969,879 118,418,866 1,805,823 59,847,731
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (1,727,866) (20,205,218) (167,601) 404,000
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 40,945 20,786,589 — 7,894
Expiration or closing of futures contracts — — — —
Settlement of forward foreign currency contracts — — — —
Foreign currency transactions — — — —
Net Realized Gain (Loss)
(1,686,921) 581,371 (167,601) 411,894
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 5,656,873 79,237,994 2,294,353 5,426,170
Securities lending — — — —
Futures contracts — — — —
Forward foreign currency contracts — — — —
Translation of other assets and liabilities denominated in
foreign currencies — — — —
Net Change in Unrealized Appreciation (Depreciation) 5,656,873 79,237,994 2,294,353 5,426,170
Net Realized and Unrealized Gain (Loss) 3,969,952 79,819,365 2,126,752 5,838,064
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 5,939,831 $ 198,238,231 $ 3,932,575 $ 65,685,795

See Accompanying Notes to the Financial Statements.
17 FLEXSHARES ANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Core Select
Bond Fund
INVESTMENT INCOME
Dividend income $ 4,662,358
Income from non-cash dividends —
Dividend income received from affiliate 2,073,824
Interest income 3,709
Securities lending income (net of fees) (Note 2) 23,425
Foreign withholding tax on dividends —
Foreign withholding tax on interest —
Total Investment Income 6,763,316
EXPENSES
Deferred compensation (Note 7) 1,724
Investment advisory fees 605,831
Trustee fees (Note 7) 14,812
Legal Fee —
Other expenses (Note 4) 2,181
Total Gross Expenses Before Fees Reimbursed 624,548
Less:
Investment advisory fees reimbursed (Note 4) (189,803)
Total Net Expenses   434,745
Net Investment Income (Loss) 6,328,571
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers (7,870)
Transactions in investment securities (2,720,814)
In-kind redemptions on investments in affiliated securities 244,974
In-kind redemptions on investments in securities 48,512
Expiration or closing of futures contracts (25,553)
Settlement of forward foreign currency contracts —
Foreign currency transactions —
Net Realized Gain (Loss)
(2,460,751)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 13,875,953
(1)
Securities lending —
Futures contracts (80,693)
Forward foreign currency contracts —
Translation of other assets and liabilities denominated in foreign currencies —
Net Change in Unrealized Appreciation (Depreciation) 13,795,260
Net Realized and Unrealized Gain (Loss) 11,334,509
Net Increase (Decrease) in Net Assets Resulting from Operations $ 17,663,080
(1)
Includes $1,839,216 change in unrealized appreciation on investments in affiliates.

FLEXSHARES ANNUAL REPORT 18
FlexShares
®
Trust
Statements of Changes in Net Assets
See Accompanying Notes to the Financial Statements.
FlexShares
®
US Quality Low
Volatility Index Fund
FlexShares
®
Developed
Markets ex-US Quality Low
Volatility Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 2,871,602 $ 3,088,122 $ 1,444,489 $ 2,160,654
Net realized gain (loss)
32,825,548 4,072,337 4,487,674 (216,654)
Net change in unrealized appreciation (depreciation)
10,022,085 320,366 5,245,762 4,872,894
Net Increase (Decrease) in Net Assets Resulting from
Operations
45,719,235 7,480,825 11,177,925 6,816,894
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(2,905,706) (3,156,833) (1,713,324) (2,014,225)
Total distributions (2,905,706) (3,156,833) (1,713,324) (2,014,225)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
26,310,486 69,071,863 2,669,712 7,306,967
Cost of shares redeemed
(123,176,994) (50,959,758) (31,420,365) (7,698,033)
Net Increase (Decrease) from Capital Transactions (96,866,508) 18,112,105 (28,750,653) (391,066)
Total Increase (Decrease) in Net Assets (54,052,979) 22,436,097 (19,286,052) 4,411,603
NET ASSETS
Beginning of Period
$ 185,004,620 $ 162,568,523 $ 66,263,351 $ 61,851,748
End of Period $ 130,951,641 $ 185,004,620 $ 46,977,299 $ 66,263,351
SHARE TRANSACTIONS
Beginning of period
3,600,001 3,250,001 2,800,001 2,800,001
Shares issued
— — — —
Shares issued in-kind
425,000 1,325,000 100,000 300,000
Shares redeemed
— — — —
Shares redeemed in-kind
(2,025,000) (975,000) (1,200,000) (300,000)
Shares Outstanding, End of Period 2,000,001 3,600,001 1,700,001 2,800,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
19 FLEXSHARES ANNUAL REPORT
FlexShares
®
Emerging Markets
Quality Low Volatility Index
Fund
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 392,947 $ 499,771 $ 22,653,818 $ 22,522,210
Net realized gain (loss)
273,657 (442,054) 110,294,683 44,319,694
Net change in unrealized appreciation (depreciation)
2,434,527 358,726 337,528,208 15,502,460
Net Increase (Decrease) in Net Assets Resulting from
Operations
3,101,131 416,443 470,476,709 82,344,364
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(177,236) (436,593) (22,568,102) (21,821,054)
Total distributions (177,236) (436,593) (22,568,102) (21,821,054)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
6,915,656 9,401,694 70,642,289 —
Cost of shares redeemed
(9,658,453) (4,615,590) (164,722,616) (121,919,751)
Net Increase (Decrease) from Capital Transactions (2,742,797) 4,786,104 (94,080,327) (121,919,751)
Total Increase (Decrease) in Net Assets 181,098 4,765,954 353,828,280 (61,396,441)
NET ASSETS
Beginning of Period
$ 12,979,846 $ 8,213,892 $ 1,336,011,061 $ 1,397,407,502
End of Period $ 13,160,944 $ 12,979,846 $ 1,689,839,341 $ 1,336,011,061
SHARE TRANSACTIONS
Beginning of period
600,001 400,001 8,500,001 9,250,001
Shares issued
— — — —
Shares issued in-kind
300,000 400,000 350,000 —
Shares redeemed
— — — —
Shares redeemed in-kind
(400,000) (200,000) (850,000) (750,000)
Shares Outstanding, End of Period 500,001 600,001 8,000,001 8,500,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 20
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 14,569,751 $ 15,735,070 $ 6,664,069 $ 6,994,578
Net realized gain (loss)
21,781,749 (4,262,457) 3,717,313 (7,042,753)
Net change in unrealized appreciation (depreciation)
69,242,436 49,438,918 40,328,900 27,575,627
Net Increase (Decrease) in Net Assets Resulting from
Operations
105,593,936 60,911,531 50,710,282 27,527,452
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(17,837,359) (13,198,440) (7,167,368) (7,099,686)
Total distributions (17,837,359) (13,198,440) (7,167,368) (7,099,686)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
— — 24,499,755 10,189,317
Cost of shares redeemed
(100,297,371) (25,228,446) (10,068,658) (18,782,471)
Net Increase (Decrease) from Capital Transactions (100,297,371) (25,228,446) 14,431,097 (8,593,154)
Total Increase (Decrease) in Net Assets (12,540,794) 22,484,645 57,974,011 11,834,612
NET ASSETS
Beginning of Period
$ 469,238,825 $ 446,754,180 $ 218,723,525 $ 206,888,913
End of Period $ 456,698,031 $ 469,238,825 $ 276,697,536 $ 218,723,525
SHARE TRANSACTIONS
Beginning of period
7,800,001 8,200,001 4,700,001 4,900,001
Shares issued
— — — —
Shares issued in-kind
— — 500,000 200,000
Shares redeemed
— — — —
Shares redeemed in-kind
(1,400,000) (400,000) (200,000) (400,000)
Shares Outstanding, End of Period 6,400,001 7,800,001 5,000,001 4,700,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
21 FLEXSHARES ANNUAL REPORT
FlexShares
®
US Quality Large
Cap Index Fund
FlexShares
®
STOXX
®
US ESG
Select Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 2,591,811 $ 1,935,023 $ 2,174,114 $ 2,249,332
Net realized gain (loss)
12,242,260 513,105 28,747,850 6,648,644
Net change in unrealized appreciation (depreciation)
48,883,779 8,232,977 18,945,125 10,450,925
Net Increase (Decrease) in Net Assets Resulting from
Operations
63,717,850 10,681,105 49,867,089 19,348,901
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(2,312,763) (1,897,433) (2,244,471) (2,147,796)
Total distributions (2,312,763) (1,897,433) (2,244,471) (2,147,796)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
167,768,433 26,273,873 29,330,291 7,197,512
Cost of shares redeemed
(45,284,541) (15,601,493) (90,655,132) (29,453,795)
Net Increase (Decrease) from Capital Transactions 122,483,892 10,672,380 (61,324,841) (22,256,283)
Total Increase (Decrease) in Net Assets 183,888,979 19,456,052 (13,702,223) (5,055,178)
NET ASSETS
Beginning of Period
$ 146,805,892 $ 127,349,840 $ 166,924,748 $ 171,979,926
End of Period $ 330,694,871 $ 146,805,892 $ 153,222,525 $ 166,924,748
SHARE TRANSACTIONS
Beginning of period
3,150,001 2,950,001 1,625,001 1,850,001
Shares issued
— — — —
Shares issued in-kind
2,725,000 550,000 250,000 75,000
Shares redeemed
— — — —
Shares redeemed in-kind
(750,000) (350,000) (725,000) (300,000)
Shares Outstanding, End of Period 5,125,001 3,150,001 1,150,001 1,625,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 22
FlexShares
®
STOXX
®
Global
ESG Select Index Fund
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 2,753,512 $ 2,854,395 $ 687,502 $ 505,882
Net realized gain (loss)
29,026,371 2,574,807 2,352,684 (18,044)
Net change in unrealized appreciation (depreciation)
11,439,237 14,806,661 11,169,595 2,076,926
Net Increase (Decrease) in Net Assets Resulting from
Operations
43,219,120 20,235,863 14,209,781 2,564,764
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(3,017,204) (2,604,964) (672,843) (460,917)
Total distributions (3,017,204) (2,604,964) (672,843) (460,917)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
8,071,815 — 28,210,147 13,970,255
Cost of shares redeemed
(62,156,283) (12,740,756) (10,281,256) (1,281,601)
Net Increase (Decrease) from Capital Transactions (54,084,468) (12,740,756) 17,928,891 12,688,654
Total Increase (Decrease) in Net Assets (13,882,552) 4,890,143 31,465,829 14,792,501
NET ASSETS
Beginning of Period
$ 151,815,620 $ 146,925,477 $ 36,895,886 $ 22,103,385
End of Period $ 137,933,068 $ 151,815,620 $ 68,361,715 $ 36,895,886
SHARE TRANSACTIONS
Beginning of period
1,150,001 1,250,001 775,000 500,000
Shares issued
— — — —
Shares issued in-kind
50,000 — 475,000 300,000
Shares redeemed
— — — —
Shares redeemed in-kind
(375,000) (100,000) (175,000) (25,000)
Shares Outstanding, End of Period 825,001 1,150,001 1,075,000 775,000
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
23 FLEXSHARES ANNUAL REPORT
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 1,447,299 $ 1,063,953 $ 184,931,950 $ 255,181,349
Net realized gain (loss)
(56,109) (1,266,636) 301,524,279 37,294,167
Net change in unrealized appreciation (depreciation)
8,280,692 1,660,641 (33,787,940) (605,021,499)
Net Increase (Decrease) in Net Assets Resulting from
Operations
9,671,882 1,457,958 452,668,289 (312,545,983)
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,430,345) (958,970) (212,052,958) (217,789,649)
Total distributions (1,430,345) (958,970) (212,052,958) (217,789,649)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
9,594,813 19,816,298 299,759,719 660,926,417
Cost of shares redeemed
— — (1,806,982,481) (40,156,731)
Net Increase (Decrease) from Capital Transactions 9,594,813 19,816,298 (1,507,222,762) 620,769,686
Total Increase (Decrease) in Net Assets 17,836,350 20,315,286 (1,266,607,431) 90,434,054
NET ASSETS
Beginning of Period
$ 37,484,206 $ 17,168,920 $ 6,925,286,048 $ 6,834,851,994
End of Period $ 55,320,556 $ 37,484,206 $ 5,658,678,617 $ 6,925,286,048
SHARE TRANSACTIONS
Beginning of period
900,000 450,000 179,600,001 165,300,001
Shares issued
— — — —
Shares issued in-kind
200,000 450,000 7,250,000 15,250,000
Shares redeemed
— — — —
Shares redeemed in-kind
— — (44,600,000) (950,000)
Shares Outstanding, End of Period 1,100,000 900,000 142,250,001 179,600,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 24
FlexShares
®
STOXX
®
Global
Broad Infrastructure Index
Fund
FlexShares
®
Global Quality
Real Estate Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 62,430,144 $ 63,568,762 $ 11,275,743 $ 9,038,507
Net realized gain (loss)
8,945,584 58,766,189 (6,828,949) (26,203,121)
Net change in unrealized appreciation (depreciation)
393,057,583 (59,933,152) 74,814,940 (2,716,083)
Net Increase (Decrease) in Net Assets Resulting from
Operations
464,433,311 62,401,799 79,261,734 (19,880,697)
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(58,385,424) (54,907,766) (8,255,496) (8,872,134)
Total distributions (58,385,424) (54,907,766) (8,255,496) (8,872,134)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
194,360,935 12,129,246 78,683,364 13,506,842
Cost of shares redeemed
(147,354,853) (494,960,229) (8,207,678) (68,461,361)
Net Increase (Decrease) from Capital Transactions 47,006,082 (482,830,983) 70,475,686 (54,954,519)
Total Increase (Decrease) in Net Assets 453,053,969 (475,336,950) 141,481,924 (83,707,350)
NET ASSETS
Beginning of Period
$ 2,025,181,463 $ 2,500,518,413 $ 244,673,331 $ 328,380,681
End of Period $ 2,478,235,432 $ 2,025,181,463 $ 386,155,255 $ 244,673,331
SHARE TRANSACTIONS
Beginning of period
42,400,001 51,750,001 5,200,001 6,300,001
Shares issued
— — — —
Shares issued in-kind
3,350,000 250,000 1,400,000 250,000
Shares redeemed
— — — —
Shares redeemed in-kind
(2,750,000) (9,600,000) (150,000) (1,350,000)
Shares Outstanding, End of Period 43,000,001 42,400,001 6,450,001 5,200,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
25 FLEXSHARES ANNUAL REPORT
FlexShares
®
Real Assets
Allocation Index Fund
FlexShares
®
Quality Dividend
Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 325,188 $ 511,692 $ 35,537,888 $ 38,188,210
Net realized gain (loss)
(1,651,389) (1,767,639) 154,704,252 60,238,640
Net change in unrealized appreciation (depreciation)
3,586,782 1,536,542 283,307,154 3,587,912
Net Increase (Decrease) in Net Assets Resulting from
Operations
2,260,581 280,595 473,549,294 102,014,762
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(325,181) (512,404) (35,466,391) (36,041,105)
Total distributions (325,181) (512,404) (35,466,391) (36,041,105)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
743,392 744,410 487,284,188 481,283,890
Cost of shares redeemed
(11,340,047) (12,804,666) (552,826,719) (608,656,345)
From merger
— — — 16,941,795
Net Increase (Decrease) from Capital Transactions (10,596,655) (12,060,256) (65,542,531) (110,430,660)
Total Increase (Decrease) in Net Assets (8,661,255) (12,292,065) 372,540,372 (44,457,003)
NET ASSETS
Beginning of Period
$ 16,572,551 $ 28,864,616 $ 1,478,272,816 $ 1,522,729,819
End of Period $ 7,911,296 $ 16,572,551 $ 1,850,813,188 $ 1,478,272,816
SHARE TRANSACTIONS
Beginning of period
600,001 1,000,001 27,167,921 29,125,001
Shares issued
— — — —
Shares issued in-kind
25,000 25,000 7,550,000 8,675,000
Shares redeemed
— — — —
Shares redeemed in-kind
(375,000) (425,000) (8,500,000) (10,925,060)
From Merger
— — — 292,980
Shares Outstanding, End of Period 250,001 600,001 26,217,921 27,167,921
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 26
FlexShares
®
Quality Dividend
Defensive Index Fund
FlexShares
®
International
Quality Dividend Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 7,561,434 $ 8,123,427 $ 22,959,259 $ 27,194,270
Net realized gain (loss)
36,737,246 15,577,513 29,203,700 (10,397,660)
Net change in unrealized appreciation (depreciation)
63,176,943 2,003,013 76,950,451 58,209,253
Net Increase (Decrease) in Net Assets Resulting from
Operations
107,475,623 25,703,953 129,113,410 75,005,863
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(7,574,384) (7,830,976) (28,104,138) (25,465,739)
Total distributions (7,574,384) (7,830,976) (28,104,138) (25,465,739)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
83,216,409 57,240,190 45,411,482 44,718,076
Cost of shares redeemed
(92,478,603) (107,325,647) (50,896,626) (27,479,378)
Net Increase (Decrease) from Capital Transactions (9,262,194) (50,085,457) (5,485,144) 17,238,698
Total Increase (Decrease) in Net Assets 90,639,045 (32,212,480) 95,524,128 66,778,822
NET ASSETS
Beginning of Period
$ 313,231,098 $ 345,443,578 $ 498,875,914 $ 432,097,092
End of Period $ 403,870,143 $ 313,231,098 $ 594,400,042 $ 498,875,914
SHARE TRANSACTIONS
Beginning of period
5,875,001 6,825,001 24,100,001 23,400,001
Shares issued
— — — —
Shares issued in-kind
1,275,000 1,075,000 1,800,000 2,000,000
Shares redeemed
— — — —
Shares redeemed in-kind
(1,425,000) (2,025,000) (2,100,000) (1,300,000)
Shares Outstanding, End of Period 5,725,001 5,875,001 23,800,001 24,100,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
27 FLEXSHARES ANNUAL REPORT
FlexShares
®
International
Quality Dividend Defensive
Index Fund
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 839,303 $ 1,520,040 $ 2,743,835 $ 4,358,575
Net realized gain (loss)
1,762,467 19,327 4,066,815 414,028
Net change in unrealized appreciation (depreciation)
2,414,683 3,783,570 11,027,648 9,170,674
Net Increase (Decrease) in Net Assets Resulting from
Operations
5,016,453 5,322,937 17,838,298 13,943,277
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(951,804) (1,463,869) (3,841,529) (4,043,930)
Total distributions (951,804) (1,463,869) (3,841,529) (4,043,930)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
— — — 41,723,239
Cost of shares redeemed
(8,366,829) (17,901,037) (11,679,715) (47,697,235)
Net Increase (Decrease) from Capital Transactions (8,366,829) (17,901,037) (11,679,715) (5,973,996)
Total Increase (Decrease) in Net Assets (4,302,180) (14,041,969) 2,317,054 3,925,351
NET ASSETS
Beginning of Period
$ 26,503,372 $ 40,545,341 $ 65,713,708 $ 61,788,357
End of Period $ 22,201,192 $ 26,503,372 $ 68,030,762 $ 65,713,708
SHARE TRANSACTIONS
Beginning of period
1,400,001 2,300,001 2,700,001 2,900,001
Shares issued
— — — —
Shares issued in-kind
— — — 1,600,000
Shares redeemed
— — — —
Shares redeemed in-kind
(400,000) (900,000) (400,000) (1,800,000)
Shares Outstanding, End of Period 1,000,001 1,400,001 2,300,001 2,700,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 28
FlexShares
®
iBoxx 3-Year
Target Duration TIPS Index
Fund
FlexShares
®
iBoxx 5-Year
Target Duration TIPS Index
Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 68,408,052 $ 80,855,817 $ 28,231,723 $ 30,438,750
Net realized gain (loss)
(34,897,049) (69,973,937) (15,415,526) (33,637,850)
Net change in unrealized appreciation (depreciation)
89,699,533 26,655,120 46,041,486 1,002,375
Net Increase (Decrease) in Net Assets Resulting from
Operations
123,210,536 37,537,000 58,857,683 (2,196,725)
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(75,178,977) (70,475,144) (31,460,939) (25,865,870)
Total distributions (75,178,977) (70,475,144) (31,460,939) (25,865,870)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
76,578,550 357,413,947 142,395,252 377,819,623
Cost of shares redeemed
(330,628,519) (554,491,181) (277,862,798) (182,093,124)
Net Increase (Decrease) from Capital Transactions (254,049,969) (197,077,234) (135,467,546) 195,726,499
Total Increase (Decrease) in Net Assets (206,018,410) (230,015,378) (108,070,802) 167,663,904
NET ASSETS
Beginning of Period
$ 1,927,923,237 $ 2,157,938,615 $ 811,550,402 $ 643,886,498
End of Period $ 1,721,904,827 $ 1,927,923,237 $ 703,479,600 $ 811,550,402
SHARE TRANSACTIONS
Beginning of period
83,204,000 91,504,000 35,650,001 27,250,001
Shares issued
— — — —
Shares issued in-kind
3,250,000 15,150,000 6,050,000 16,100,000
Shares redeemed
— — — —
Shares redeemed in-kind
(14,050,000) (23,450,000) (11,900,000) (7,700,000)
Shares Outstanding, End of Period 72,404,000 83,204,000 29,800,001 35,650,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
29 FLEXSHARES ANNUAL REPORT
FlexShares
®
Disciplined
Duration MBS Index Fund
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 2,775,616 $ 2,208,555 $ 18,255,065 $ 9,306,976
Net realized gain (loss)
(133,212) (3,912,271) 301,461 (16,010,333)
Net change in unrealized appreciation (depreciation)
3,262,967 3,495,416 17,278,675 15,511,584
Net Increase (Decrease) in Net Assets Resulting from
Operations
5,905,371 1,791,700 35,835,201 8,808,227
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(2,849,089) (2,711,658) (17,529,058) (8,908,201)
Total distributions (2,849,089) (2,711,658) (17,529,058) (8,908,201)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
24,810,390 19,682,625 244,936,059 55,818,255
Cost of shares redeemed
(9,118,840) (41,527,581) (82,444,948) (23,307,499)
Net Increase (Decrease) from Capital Transactions 15,691,550 (21,844,956) 162,491,111 32,510,756
Total Increase (Decrease) in Net Assets 18,747,832 (22,764,914) 180,797,254 32,410,782
NET ASSETS
Beginning of Period
$ 74,424,039 $ 97,188,953 $ 274,549,739 $ 242,138,957
End of Period $ 93,171,871 $ 74,424,039 $ 455,346,993 $ 274,549,739
SHARE TRANSACTIONS
Beginning of period
3,800,001 4,850,001 6,050,001 5,350,001
Shares issued
1,200,000 1,000,000 1,350,000 1,150,000
Shares issued in-kind
— — 3,750,000 50,000
Shares redeemed
(450,000) (2,050,000) — (500,000)
Shares redeemed in-kind
— — (1,700,000) —
Shares Outstanding, End of Period 4,550,001 3,800,001 9,450,001 6,050,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 30
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
FlexShares
®
High Yield Value-
Scored Bond Index Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 1,969,879 $ 1,688,422 $ 118,418,866 $ 96,537,666
Net realized gain (loss)
(1,686,921) (7,142,718) 581,371 (73,703,129)
Net change in unrealized appreciation (depreciation)
5,656,873 6,730,934 79,237,994 27,158,390
Net Increase (Decrease) in Net Assets Resulting from
Operations
5,939,831 1,276,638 198,238,231 49,992,927
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,908,246) (1,709,535) (118,779,804) (93,229,360)
Total distributions (1,908,246) (1,709,535) (118,779,804) (93,229,360)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
21,700,022 — 1,086,486,120 811,946,065
Cost of shares redeemed
(6,566,715) (6,489,373) (920,830,500) (434,348,479)
Net Increase (Decrease) from Capital Transactions 15,133,307 (6,489,373) 165,655,620 377,597,586
Total Increase (Decrease) in Net Assets 19,164,892 (6,922,270) 245,114,047 334,361,153
NET ASSETS
Beginning of Period
$ 28,575,464 $ 35,497,734 $ 1,222,306,521 $ 887,945,368
End of Period $ 47,740,356 $ 28,575,464 $ 1,467,420,568 $ 1,222,306,521
SHARE TRANSACTIONS
Beginning of period
750,001 900,001 31,550,001 22,150,001
Shares issued
150,000 — 12,450,000 20,050,000
Shares issued in-kind
350,000 — 14,350,000 200,000
Shares redeemed
— (150,000) (8,150,000) (10,850,000)
Shares redeemed in-kind
(150,000) — (14,500,000) —
Shares Outstanding, End of Period 1,100,001 750,001 35,700,001 31,550,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
31 FLEXSHARES ANNUAL REPORT
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
FlexShares
®
Ultra-Short Income
Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 1,805,823 $ 1,330,927 $ 59,847,731 $ 41,455,881
Net realized gain (loss)
(167,601) (2,757,523) 411,894 14,152
Net change in unrealized appreciation (depreciation)
2,294,353 1,697,139 5,426,170 7,484,444
Net Increase (Decrease) in Net Assets Resulting from
Operations
3,932,575 270,543 65,685,795 48,954,477
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,728,547) (1,318,208) (59,364,587) (38,566,601)
Total distributions (1,728,547) (1,318,208) (59,364,587) (38,566,601)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
18,407,586 14,243,947 259,744,290 250,651,014
Cost of shares redeemed
— (11,679,660) (191,309,820) (41,006,742)
Net Increase (Decrease) from Capital Transactions 18,407,586 2,564,287 68,434,470 209,644,272
Total Increase (Decrease) in Net Assets 20,611,614 1,516,622 74,755,678 220,032,148
NET ASSETS
Beginning of Period
$ 24,672,147 $ 23,155,525 $ 1,076,389,078 $ 856,356,930
End of Period $ 45,283,761 $ 24,672,147 $ 1,151,144,756 $ 1,076,389,078
SHARE TRANSACTIONS
Beginning of period
650,000 600,000 14,330,001 11,525,001
Shares issued
350,000 350,000 3,440,000 3,355,000
Shares issued in-kind
100,000 — 10,000 —
Shares redeemed
— (300,000) (2,520,000) (550,000)
Shares redeemed in-kind
— — (20,000) —
Shares Outstanding, End of Period 1,100,000 650,000 15,240,001 14,330,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 32
FlexShares
®
Core Select Bond
Fund
Year Ended
October 31,
2024
Year Ended
October 31,
2023
OPERATIONS
Net investment income (loss)
$ 6,328,571 $ 5,495,196
Net realized gain (loss)
(2,460,751) (3,189,773)
Net change in unrealized appreciation (depreciation)
13,795,260 (3,921,207)
Net Increase (Decrease) in Net Assets Resulting from Operations
17,663,080 (1,615,784)
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(6,336,750) (5,547,838)
Total distributions (6,336,750) (5,547,838)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
10,577,124 51,364,787
Cost of shares redeemed
(37,759,017) (21,132,381)
Net Increase (Decrease) from Capital Transactions (27,181,893) 30,232,406
Total Increase (Decrease) in Net Assets (15,855,563) 23,068,784
NET ASSETS
Beginning of Period
$ 182,430,863 $ 159,362,079
End of Period $ 166,575,300 $ 182,430,863
SHARE TRANSACTIONS
Beginning of period
8,775,001 7,425,001
Shares issued
— —
Shares issued in-kind
475,000 2,325,000
Shares redeemed
— —
Shares redeemed in-kind
(1,725,000) (975,000)
Shares Outstanding, End of Period 7,525,001 8,775,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

33 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares
®
Trust
Financial Highlights
FlexShares® US Quality Low Volatility Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 51.39 $ 50.02 $ 54.60 $ 40.93 $ 40.44
PER SHARE
Investment Operations
Net Investment Income
(a)
1.06 0.88 0.82 0.57 0.64
Net Realized and Unrealized Gain (Loss)
14.09 1.40 (4.70) 13.69 0.38
Total from Operations
15.15 2.28 (3.88) 14.26 1.02
Distributions
Net Investment Income
(1.06) (0.91) (0.70) (0.59) (0.53)
Total from Distributions
(1.06) (0.91) (0.70) (0.59) (0.53)
Net Asset Value, end of period
$ 65.48 $ 51.39 $ 50.02 $ 54.60 $ 40.93
Total Return
Net Asset Value
(d)
29.66% 4.56% (7.12) % 35.05% 2.63%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.19% 0.23% 0.23% 0.23% 0.23%
Expenses net of reimbursements
0.18% 0.22% 0.22% 0.22% 0.22%
Net Investment Income Before Reimbursements
1.76% 1.70% 1.58% 1.17% 1.55%
Net Investment Income Net of Reimbursements
1.76% 1.70% 1.58% 1.17% 1.56%
Supplemental Data
Portfolio Turnover Rate
(e)
48% 51% 48% 43% 47%
Net assets, end of period (thousands)
$ 130,952 $ 185,005 $ 162,569 $ 161,074 $ 110,524

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 34
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 23.67 $ 22.09 $ 27.92 $ 23.48 $ 25.60
PER SHARE
Investment Operations
Net Investment Income
(a)
0.71 0.73 0.66 0.73 0.64
Net Realized and Unrealized Gain (Loss)
4.10 1.55 (5.71) 4.43 (2.22)
Total from Operations
4.81 2.28 (5.05) 5.16 (1.58)
Distributions
Net Investment Income
(0.85) (0.70) (0.78) (0.72) (0.54)
Total from Distributions
(0.85) (0.70) (0.78) (0.72) (0.54)
Net Asset Value, end of period
$ 27.63 $ 23.67 $ 22.09 $ 27.92 $ 23.48
Total Return
Net Asset Value
(d)
20.56% 10.16% (18.36) % 22.05% (6.24) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.34% 0.33% 0.33% 0.33% 0.33%
Expenses net of reimbursements
0.32% 0.32% 0.32% 0.32% 0.32%
Net Investment Income Before Reimbursements
2.66% 2.94% 2.60% 2.68% 2.63%
Net Investment Income Net of Reimbursements
2.67% 2.94% 2.60% 2.68% 2.64%
Supplemental Data
Portfolio Turnover Rate
(e)
46% 52% 56% 56% 62%
Net assets, end of period (thousands)
$ 46,977 $ 66,263 $ 61,852 $ 75,371 $ 65,747

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
35 FLEXSHARES ANNUAL REPORT
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 21.63 $ 20.53 $ 26.41 $ 23.95 $ 24.94
PER SHARE
Investment Operations
Net Investment Income
(a)
0.66 0.76 0.67 0.69 0.56
Net Realized and Unrealized Gain (Loss)
4.37 1.02 (5.82) 2.22 (0.91)
Total from Operations
5.03 1.78 (5.15) 2.91 (0.35)
Distributions
Net Investment Income
(0.34) (0.68) (0.69) (0.45) (0.64)
Tax Return of Capital
— — (0.04) — —
Total from Distributions
(0.34) (0.68) (0.73) (0.45) (0.64)
Net Asset Value, end of period
$ 26.32 $ 21.63 $ 20.53 $ 26.41 $ 23.95
Total Return
Net Asset Value
(d)
23.35% 8.52% (19.77) % 12.09% (1.41) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.41% 0.41% 0.41% 0.41% 0.41%
Expenses net of reimbursements
0.40% 0.40% 0.40% 0.40% 0.40%
Net Investment Income Before Reimbursements
2.70% 3.35% 2.75% 2.57% 2.38%
Net Investment Income Net of Reimbursements
2.70% 3.35% 2.75% 2.58% 2.39%
Supplemental Data
Portfolio Turnover Rate
(e)
96% 75% 53% 54% 81%
Net assets, end of period (thousands)
$ 13,161 $ 12,980 $ 8,214 $ 15,844 $ 9,578

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 36
FlexShares® Morningstar US Market Factor Tilt Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 157.18 $ 151.07 $ 178.97 $ 121.11 $ 119.52
PER SHARE
Investment Operations
Net Investment Income
(a)
2.77 2.53 2.39 2.08 2.10
Net Realized and Unrealized Gain (Loss)
54.05 6.03 (27.93) 57.80 1.60
Total from Operations
56.82 8.56 (25.54) 59.88 3.70
Distributions
Net Investment Income
(2.77) (2.45) (2.36) (2.02) (2.11)
Total from Distributions
(2.77) (2.45) (2.36) (2.02) (2.11)
Net Asset Value, end of period
$ 211.23 $ 157.18 $ 151.07 $ 178.97 $ 121.11
Total Return
Net Asset Value
(d)
36.32% 5.67% (14.33) % 49.68% 3.28%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.26% 0.26% 0.26% 0.26% 0.26%
Expenses net of reimbursements
0.25% 0.25% 0.25% 0.25% 0.25%
Net Investment Income Before Reimbursements
1.42% 1.58% 1.47% 1.28% 1.78%
Net Investment Income Net of Reimbursements
1.43% 1.58% 1.47% 1.29% 1.79%
Supplemental Data
Portfolio Turnover Rate
(e)
11% 15% 14% 24% 26%
Net assets, end of period (thousands)
$ 1,689,839 $ 1,336,011 $ 1,397,408 $ 1,727,019 $ 1,174,786

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
37 FLEXSHARES ANNUAL REPORT
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index
Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 60.16 $ 54.48 $ 73.71 $ 54.24 $ 62.67
PER SHARE
Investment Operations
Net Investment Income
(a)
2.04 1.93 1.94 1.71 1.31
Net Realized and Unrealized Gain (Loss)
11.68 5.37 (18.44) 19.27 (7.88)
Total from Operations
13.72 7.30 (16.50) 20.98 (6.57)
Distributions
Net Investment Income
(2.52) (1.62) (2.61) (1.51) (1.86)
Tax Return of Capital
— — (0.12) — —
Total from Distributions
(2.52) (1.62) (2.73) (1.51) (1.86)
Net Asset Value, end of period
$ 71.36 $ 60.16 $ 54.48 $ 73.71 $ 54.24
Total Return
Net Asset Value
(d)
22.99% 13.21% (22.83) % 38.79% (10.57) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.41% 0.40% 0.40% 0.40% 0.40%
Expenses net of reimbursements
0.39% 0.39% 0.39% 0.39% 0.39%
Net Investment Income Before Reimbursements
2.91% 3.04% 3.02% 2.42% 2.28%
Net Investment Income Net of Reimbursements
2.92% 3.04% 3.02% 2.42% 2.28%
Supplemental Data
Portfolio Turnover Rate
(e)
19% 22% 27% 29% 21%
Net assets, end of period (thousands)
$ 456,698 $ 469,239 $ 446,754 $ 648,638 $ 499,016

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 38
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 46.54 $ 42.22 $ 60.79 $ 48.05 $ 50.42
PER SHARE
Investment Operations
Net Investment Income
(a)
1.33 1.45 1.86 1.51 1.02
Net Realized and Unrealized Gain (Loss)
8.95 4.36 (18.06) 12.40 (1.97)
Total from Operations
10.28 5.81 (16.20) 13.91 (0.95)
Distributions
Net Investment Income
(1.48) (1.49) (2.37) (1.17) (1.42)
Total from Distributions
(1.48) (1.49) (2.37) (1.17) (1.42)
Net Asset Value, end of period
$ 55.34 $ 46.54 $ 42.22 $ 60.79 $ 48.05
Total Return
Net Asset Value
(d)
22.41%
(g)
13.63%
(g)
(27.32) % 28.95% (1.86) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.58% 0.61% 0.60% 0.60% 0.60%
Expenses net of reimbursements
0.57% 0.59% 0.59% 0.59% 0.59%
Net Investment Income Before Reimbursements
2.54% 2.95% 3.49% 2.46% 2.13%
Net Investment Income Net of Reimbursements
2.55% 2.97% 3.49% 2.47% 2.14%
Supplemental Data
Portfolio Turnover Rate
(e)
33% 39% 34% 40% 41%
Net assets, end of period (thousands)
$ 276,698 $ 218,724 $ 206,889 $ 334,372 $ 225,847

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
39 FLEXSHARES ANNUAL REPORT
FlexShares® US Quality Large Cap Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 46.61 $ 43.17 $ 50.25 $ 35.48 $ 34.69
PER SHARE
Investment Operations
Net Investment Income
(a)
0.72 0.67 0.61 0.50 0.62
Net Realized and Unrealized Gain (Loss)
17.83 3.43 (7.11) 14.76 0.76
Total from Operations
18.55 4.10 (6.50) 15.26 1.38
Distributions
Net Investment Income
(0.63) (0.66) (0.58) (0.49) (0.59)
Total from Distributions
(0.63) (0.66) (0.58) (0.49) (0.59)
Net Asset Value, end of period
$ 64.53 $ 46.61 $ 43.17 $ 50.25 $ 35.48
Total Return
Net Asset Value
(d)
39.96% 9.54% (12.98) % 43.21% 4.13%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.26% 0.26% 0.30% 0.33% 0.33%
Expenses net of reimbursements
0.25% 0.25% 0.30% 0.32% 0.32%
Net Investment Income Before Reimbursements
1.22% 1.44% 1.31% 1.11% 1.77%
Net Investment Income Net of Reimbursements
1.22% 1.44% 1.31% 1.11% 1.77%
Supplemental Data
Portfolio Turnover Rate
(e)
16% 20% 22% 30% 48%
Net assets, end of period (thousands)
$ 330,695 $ 146,806 $ 127,350 $ 144,475 $ 71,842

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 40
FlexShares® STOXX® US ESG Select Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 102.72 $ 92.96 $ 112.73 $ 79.16 $ 72.29
PER SHARE
Investment Operations
Net Investment Income
(a)
1.46 1.32 1.22 1.26 1.27
Net Realized and Unrealized Gain (Loss)
30.57 9.71 (19.75) 33.50 6.81
Total from Operations
32.03 11.03 (18.53) 34.76 8.08
Distributions
Net Investment Income
(1.51) (1.27) (1.24) (1.19) (1.21)
Total from Distributions
(1.51) (1.27) (1.24) (1.19) (1.21)
Net Asset Value, end of period
$ 133.24 $ 102.72 $ 92.96 $ 112.73 $ 79.16
Total Return
Net Asset Value
(d)
31.28% 11.91% (16.51) % 44.15% 11.40%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.33% 0.33% 0.33% 0.33% 0.33%
Expenses net of reimbursements
0.32% 0.32% 0.32% 0.32% 0.32%
Net Investment Income Before Reimbursements
1.17% 1.30% 1.20% 1.25% 1.67%
Net Investment Income Net of Reimbursements
1.18% 1.30% 1.20% 1.26% 1.68%
Supplemental Data
Portfolio Turnover Rate
(e)
27% 28% 46% 40% 66%
Net assets, end of period (thousands)
$ 153,223 $ 166,925 $ 171,980 $ 191,643 $ 89,052

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
41 FLEXSHARES ANNUAL REPORT
FlexShares® STOXX® Global ESG Select Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 132.01 $ 117.54 $ 148.57 $ 106.02 $ 101.77
PER SHARE
Investment Operations
Net Investment Income
(a)
2.57 2.42 2.24 2.03 1.72
Net Realized and Unrealized Gain (Loss)
35.41 14.27 (30.82) 42.38 4.26
Total from Operations
37.98 16.69 (28.58) 44.41 5.98
Distributions
Net Investment Income
(2.80) (2.22) (2.45) (1.86) (1.73)
Total from Distributions
(2.80) (2.22) (2.45) (1.86) (1.73)
Net Asset Value, end of period
$ 167.19 $ 132.01 $ 117.54 $ 148.57 $ 106.02
Total Return
Net Asset Value
(d)
28.88% 14.17% (19.35) % 42.10% 6.03%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.44% 0.43% 0.43% 0.43% 0.43%
Expenses net of reimbursements
0.42% 0.42% 0.42% 0.42% 0.42%
Net Investment Income Before Reimbursements
1.60% 1.82% 1.69% 1.50% 1.66%
Net Investment Income Net of Reimbursements
1.62% 1.83% 1.69% 1.51% 1.66%
Supplemental Data
Portfolio Turnover Rate
(e)
41% 35% 54% 48% 58%
Net assets, end of period (thousands)
$ 137,933 $ 151,816 $ 146,925 $ 185,717 $ 111,323

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 42
*  Commencement of investment operations.
FlexShares® ESG & Climate US Large Cap Core Index
Fund
Year ended October 31, For the period
09/20/21 *
through
10/31/21 2024 2023 2022
Net asset value, beginning of period
$ 47.61 $ 44.21 $ 53.39 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.77 0.77 0.70 0.06
Net Realized and Unrealized Gain (Loss)
15.96 3.35 (9.25) 3.33
Total from Operations
16.73 4.12 (8.55) 3.39
Distributions
Net Investment Income
(0.75) (0.72) (0.62) —
From Net Realized Gains
— — (0.01) —
Total from Distributions
(0.75) (0.72) (0.63) —
Net Asset Value, end of period
$ 63.59 $ 47.61 $ 44.21 $ 53.39
Total Return
(b)
Net Asset Value
(d)
35.29% 9.33% (16.09) % 6.78%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.10% 0.10% 0.10% 0.09%
Expenses net of reimbursements
0.09% 0.09% 0.09% 0.09%
Net Investment Income Before Reimbursements
1.30% 1.61% 1.53% 0.96%
Net Investment Income Net of Reimbursements
1.30% 1.61% 1.53% 0.96%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
32% 16% 18% — %
(f)
Net assets, end of period (thousands)
$ 68,362 $ 36,896 $ 22,103 $ 2,669

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
43 FLEXSHARES ANNUAL REPORT
*  Commencement of investment operations.
FlexShares® ESG & Climate Developed Markets ex-
US Core Index Fund
Year ended October 31, For the period
09/20/21 *
through
10/31/21 2024 2023 2022
Net asset value, beginning of period
$ 41.65 $ 38.15 $ 51.19 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.40 1.38 1.44 0.16
Net Realized and Unrealized Gain (Loss)
8.61 3.31 (13.28) 1.03
Total from Operations
10.01 4.69 (11.84) 1.19
Distributions
Net Investment Income
(1.37) (1.19) (1.20) —
Total from Distributions
(1.37) (1.19) (1.20) —
Net Asset Value, end of period
$ 50.29 $ 41.65 $ 38.15 $ 51.19
Total Return
(b)
Net Asset Value
(d)
24.12% 12.08% (23.36) % 2.38%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.14% 0.13% 0.13% 0.12%
Expenses net of reimbursements
0.12% 0.12% 0.12% 0.12%
Net Investment Income Before Reimbursements
2.84% 3.09% 3.35% 2.72%
Net Investment Income Net of Reimbursements
2.85% 3.09% 3.35% 2.72%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
22% 32% 33% — %
(f)
Net assets, end of period (thousands)
$ 55,321 $ 37,484 $ 17,169 $ 5,119

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 44
FlexShares® Morningstar Global Upstream Natural Resources Index
Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 38.56 $ 41.35 $ 38.66 $ 26.71 $ 31.40
PER SHARE
Investment Operations
Net Investment Income
(a)
1.19 1.46 1.88 1.44 0.89
Net Realized and Unrealized Gain (Loss)
1.40 (3.01) 2.76 11.72 (4.65)
Total from Operations
2.59 (1.55) 4.64 13.16 (3.76)
Distributions
Net Investment Income
(1.37) (1.24) (1.95) (1.21) (0.93)
Total from Distributions
(1.37) (1.24) (1.95) (1.21) (0.93)
Net Asset Value, end of period
$ 39.78 $ 38.56 $ 41.35 $ 38.66 $ 26.71
Total Return
Net Asset Value
(d)
6.73%
(i)
(3.92) % 12.20% 49.70% (11.87) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.47% 0.47% 0.47% 0.47% 0.47%
Expenses net of reimbursements
0.46% 0.46% 0.46% 0.46% 0.46%
Net Investment Income Before Reimbursements
2.94% 3.48% 4.48% 3.95% 3.03%
Net Investment Income Net of Reimbursements
2.95% 3.48% 4.48% 3.95% 3.04%
Supplemental Data
Portfolio Turnover Rate
(e)
21% 27% 32% 28% 29%
Net assets, end of period (thousands)
$ 5,658,679 $ 6,925,286 $ 6,834,852 $ 6,052,710 $ 2,924,726

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
45 FLEXSHARES ANNUAL REPORT
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 47.76 $ 48.32 $ 57.73 $ 48.10 $ 52.56
PER SHARE
Investment Operations
Net Investment Income
(a)
1.50 1.40 1.35 1.38 1.25
Net Realized and Unrealized Gain (Loss)
9.78 (0.73) (9.27) 9.57 (4.53)
Total from Operations
11.28 0.67 (7.92) 10.95 (3.28)
Distributions
Net Investment Income
(1.41) (1.23) (1.49) (1.32) (1.18)
Total from Distributions
(1.41) (1.23) (1.49) (1.32) (1.18)
Net Asset Value, end of period
$ 57.63 $ 47.76 $ 48.32 $ 57.73 $ 48.10
Total Return
Net Asset Value
(d)
23.82%
(j)
1.24% (13.92) % 22.85% (6.23) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.48% 0.48% 0.48% 0.48% 0.48%
Expenses net of reimbursements
0.47% 0.47% 0.47% 0.47% 0.47%
Net Investment Income Before Reimbursements
2.75% 2.74% 2.51% 2.45% 2.51%
Net Investment Income Net of Reimbursements
2.75% 2.74% 2.51% 2.45% 2.52%
Supplemental Data
Portfolio Turnover Rate
(e)
12% 12% 16% 13% 13%
Net assets, end of period (thousands)
$ 2,478,235 $ 2,025,181 $ 2,500,518 $ 2,643,906 $ 1,856,596

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 46
FlexShares® Global Quality Real Estate Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 47.05 $ 52.12 $ 70.35 $ 50.88 $ 66.60
PER SHARE
Investment Operations
Net Investment Income
(a)
1.97 1.50 1.67 1.38 1.43
Net Realized and Unrealized Gain (Loss)
12.26 (5.09) (17.88) 19.13 (14.62)
Total from Operations
14.23 (3.59) (16.21) 20.51 (13.19)
Distributions
Net Investment Income
(1.41) (1.48) (1.99) (1.04) (2.50)
Tax Return of Capital
— — (0.03) — (0.03)
Total from Distributions
(1.41) (1.48) (2.02) (1.04) (2.53)
Net Asset Value, end of period
$ 59.87 $ 47.05 $ 52.12 $ 70.35 $ 50.88
Total Return
Net Asset Value
(d)
30.44% (7.16) % (23.51) % 40.58% (20.29) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.46% 0.46% 0.46% 0.46% 0.46%
Expenses net of reimbursements
0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income Before Reimbursements
3.50% 2.83% 2.63% 2.16% 2.53%
Net Investment Income Net of Reimbursements
3.51% 2.83% 2.63% 2.17% 2.54%
Supplemental Data
Portfolio Turnover Rate
(e)
49% 49% 54% 52% 56%
Net assets, end of period (thousands)
$ 386,155 $ 244,673 $ 328,381 $ 418,597 $ 264,574

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
47 FLEXSHARES ANNUAL REPORT
FlexShares® Real Assets Allocation Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 27.62 $ 28.86 $ 33.67 $ 25.72 $ 30.30
PER SHARE
Investment Operations
Net Investment Income
(a)
0.86 0.73 0.93 0.83 0.86
Net Realized and Unrealized Gain (Loss)
4.05 (1.21) (4.72) 7.78 (4.58)
Total from Operations
4.91 (0.48) (3.79) 8.61 (3.72)
Distributions
Net Investment Income
(0.88) (0.76) (1.02) (0.66) (0.86)
Total from Distributions
(0.88) (0.76) (1.02) (0.66) (0.86)
Net Asset Value, end of period
$ 31.65 $ 27.62 $ 28.86 $ 33.67 $ 25.72
Total Return
Net Asset Value
(d)
17.89% (1.78) % (11.49) % 33.66% (12.45) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
(h)
0.50% 0.57% 0.58% 0.58% 0.58%
Expenses net of reimbursements
(h)
0.03% 0.10% 0.11% 0.12% 0.11%
Net Investment Income Before Reimbursements
2.35% 1.96% 2.40% 2.07% 2.65%
Net Investment Income Net of Reimbursements
2.82% 2.42% 2.86% 2.53% 3.11%
Supplemental Data
Portfolio Turnover Rate
(e)
28% 11% 7% 40% 14%
Net assets, end of period (thousands)
$ 7,911 $ 16,573 $ 28,865 $ 30,300 $ 4,502

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 48
FlexShares® Quality Dividend Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 54.41 $ 52.28 $ 58.35 $ 43.40 $ 46.33
PER SHARE
Investment Operations
Net Investment Income
(a)
1.33 1.36 1.25 1.16 1.24
Net Realized and Unrealized Gain (Loss)
16.18 2.05 (6.05) 14.89 (2.67)
Total from Operations
17.51 3.41 (4.80) 16.05 (1.43)
Distributions
Net Investment Income
(1.33) (1.28) (1.27) (1.10) (1.25)
From Net Realized Gains
— — — — (0.25)
Total from Distributions
(1.33) (1.28) (1.27) (1.10) (1.50)
Net Asset Value, end of period
$ 70.59 $ 54.41 $ 52.28 $ 58.35 $ 43.40
Total Return
Net Asset Value
(d)
32.40% 6.52% (8.29) % 37.27% (2.98) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.38% 0.38% 0.38% 0.38% 0.38%
Expenses net of reimbursements
0.37% 0.37% 0.37% 0.37% 0.37%
Net Investment Income Before Reimbursements
2.04% 2.45% 2.24% 2.16% 2.79%
Net Investment Income Net of Reimbursements
2.05% 2.45% 2.24% 2.16% 2.79%
Supplemental Data
Portfolio Turnover Rate
(e)
38% 51% 40% 51% 75%
Net assets, end of period (thousands)
$ 1,850,813 $ 1,478,273 $ 1,522,730 $ 1,642,545 $ 1,265,177

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
49 FLEXSHARES ANNUAL REPORT
FlexShares® Quality Dividend Defensive Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 53.32 $ 50.61 $ 56.01 $ 42.61 $ 46.25
PER SHARE
Investment Operations
Net Investment Income
(a)
1.32 1.29 1.16 1.09 1.21
Net Realized and Unrealized Gain (Loss)
17.22 2.66 (5.35) 13.39 (3.28)
Total from Operations
18.54 3.95 (4.19) 14.48 (2.07)
Distributions
Net Investment Income
(1.32) (1.24) (1.21) (1.08) (1.21)
From Net Realized Gains
— — — — (0.36)
Total from Distributions
(1.32) (1.24) (1.21) (1.08) (1.57)
Net Asset Value, end of period
$ 70.54 $ 53.32 $ 50.61 $ 56.01 $ 42.61
Total Return
Net Asset Value
(d)
35.07% 7.82% (7.53) % 34.28% (4.45) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.38% 0.38% 0.38% 0.38% 0.38%
Expenses net of reimbursements
0.37% 0.37% 0.37% 0.37% 0.37%
Net Investment Income Before Reimbursements
2.05% 2.39% 2.16% 2.10% 2.77%
Net Investment Income Net of Reimbursements
2.06% 2.40% 2.16% 2.11% 2.77%
Supplemental Data
Portfolio Turnover Rate
(e)
50% 51% 47% 57% 76%
Net assets, end of period (thousands)
$ 403,870 $ 313,231 $ 345,444 $ 448,058 $ 411,173

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 50
FlexShares® International Quality Dividend Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 20.70 $ 18.47 $ 25.77 $ 20.15 $ 23.06
PER SHARE
Investment Operations
Net Investment Income
(a)
0.98 1.12 1.15 0.97 0.79
Net Realized and Unrealized Gain (Loss)
4.48 2.14 (7.23) 5.55 (2.86)
Total from Operations
5.46 3.26 (6.08) 6.52 (2.07)
Distributions
Net Investment Income
(1.19) (1.03) (1.22) (0.90) (0.84)
Total from Distributions
(1.19) (1.03) (1.22) (0.90) (0.84)
Net Asset Value, end of period
$ 24.97 $ 20.70 $ 18.47 $ 25.77 $ 20.15
Total Return
Net Asset Value
(d)
26.73% 17.45% (24.11) % 32.42% (8.94) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.49% 0.49% 0.48% 0.48% 0.48%
Expenses net of reimbursements
0.47% 0.47% 0.47% 0.47% 0.47%
Net Investment Income Before Reimbursements
4.01% 5.13% 5.11% 3.80% 3.68%
Net Investment Income Net of Reimbursements
4.03% 5.14% 5.11% 3.81% 3.68%
Supplemental Data
Portfolio Turnover Rate
(e)
51% 49% 69% 68% 74%
Net assets, end of period (thousands)
$ 594,400 $ 498,876 $ 432,097 $ 616,007 $ 453,477

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
51 FLEXSHARES ANNUAL REPORT
FlexShares® International Quality Dividend Defensive Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 18.93 $ 17.63 $ 23.82 $ 19.16 $ 21.87
PER SHARE
Investment Operations
Net Investment Income
(a)
0.76 0.93 0.99 0.93 0.74
Net Realized and Unrealized Gain (Loss)
3.35 1.32 (6.14) 4.62 (2.70)
Total from Operations
4.11 2.25 (5.15) 5.55 (1.96)
Distributions
Net Investment Income
(0.84) (0.95) (1.04) (0.89) (0.75)
Total from Distributions
(0.84) (0.95) (1.04) (0.89) (0.75)
Net Asset Value, end of period
$ 22.20 $ 18.93 $ 17.63 $ 23.82 $ 19.16
Total Return
Net Asset Value
(d)
21.94% 12.54% (22.06) % 29.03% (8.92) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.50% 0.48% 0.48% 0.48% 0.48%
Expenses net of reimbursements
0.47% 0.47% 0.47% 0.47% 0.47%
Net Investment Income Before Reimbursements
3.51% 4.67% 4.62% 3.91% 3.65%
Net Investment Income Net of Reimbursements
3.54% 4.67% 4.62% 3.92% 3.66%
Supplemental Data
Portfolio Turnover Rate
(e)
64% 67% 65% 65% 75%
Net assets, end of period (thousands)
$ 22,201 $ 26,503 $ 40,545 $ 71,459 $ 59,404

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 52
FlexShares® International Quality Dividend Dynamic Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 24.34 $ 21.31 $ 30.39 $ 22.38 $ 24.94
PER SHARE
Investment Operations
Net Investment Income
(a)
1.09 1.28 1.45 1.28 0.70
Net Realized and Unrealized Gain (Loss)
5.68 2.91 (9.01) 7.63 (2.45)
Total from Operations
6.77 4.19 (7.56) 8.91 (1.75)
Distributions
Net Investment Income
(1.53) (1.16) (1.52) (0.90) (0.81)
Total from Distributions
(1.53) (1.16) (1.52) (0.90) (0.81)
Net Asset Value, end of period
$ 29.58 $ 24.34 $ 21.31 $ 30.39 $ 22.38
Total Return
Net Asset Value
(d)
28.20% 19.39% (25.48) % 39.87% (6.99) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.51% 0.48% 0.48% 0.48% 0.48%
Expenses net of reimbursements
0.47% 0.47% 0.47% 0.47% 0.47%
Net Investment Income Before Reimbursements
3.77% 4.96% 5.49% 4.24% 2.90%
Net Investment Income Net of Reimbursements
3.80% 4.96% 5.49% 4.25% 2.91%
Supplemental Data
Portfolio Turnover Rate
(e)
61% 78% 74% 72% 85%
Net assets, end of period (thousands)
$ 68,031 $ 65,714 $ 61,788 $ 75,975 $ 22,376

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
53 FLEXSHARES ANNUAL REPORT
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 23.17 $ 23.58 $ 26.38 $ 25.73 $ 24.58
PER SHARE
Investment Operations
Net Investment Income
(a)
0.90 0.96 1.72 1.09 0.33
Net Realized and Unrealized Gain (Loss)
0.69 (0.52) (2.83) 0.68 1.09
Total from Operations
1.59 0.44 (1.11) 1.77 1.42
Distributions
Net Investment Income
(0.98) (0.85) (1.66) (1.12) (0.27)
Tax Return of Capital
— — (0.03) — —
Total from Distributions
(0.98) (0.85) (1.69) (1.12) (0.27)
Net Asset Value, end of period
$ 23.78 $ 23.17 $ 23.58 $ 26.38 $ 25.73
Total Return
Net Asset Value
(d)
7.02% 1.84% (4.44) % 6.95% 5.81%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.19% 0.19% 0.19% 0.19% 0.19%
Expenses net of reimbursements
0.18% 0.18% 0.18% 0.18% 0.18%
Net Investment Income Before Reimbursements
3.80% 4.08% 6.82% 4.14% 1.33%
Net Investment Income Net of Reimbursements
3.81% 4.08% 6.83% 4.15% 1.33%
Supplemental Data
Portfolio Turnover Rate
(e)
71% 63% 116% 53% 71%
Net assets, end of period (thousands)
$ 1,721,905 $ 1,927,923 $ 2,157,939 $ 1,437,584 $ 1,429,491

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 54
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 22.76 $ 23.63 $ 28.02 $ 27.34 $ 25.50
PER SHARE
Investment Operations
Net Investment Income
(a)
0.89 1.01 1.83 1.16 0.36
Net Realized and Unrealized Gain (Loss)
0.94 (1.01) (4.35) 0.70 1.76
Total from Operations
1.83 0.00 (2.52) 1.86 2.12
Distributions
Net Investment Income
(0.98) (0.87) (1.84) (1.18) (0.28)
Tax Return of Capital
— — (0.03) — —
Total from Distributions
(0.98) (0.87) (1.87) (1.18) (0.28)
Net Asset Value, end of period
$ 23.61 $ 22.76 $ 23.63 $ 28.02 $ 27.34
Total Return
Net Asset Value
(d)
8.20% (0.11) % (9.46) % 6.88% 8.39%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.19% 0.19% 0.19% 0.19% 0.19%
Expenses net of reimbursements
0.18% 0.18% 0.18% 0.18% 0.18%
Net Investment Income Before Reimbursements
3.77% 4.26% 6.98% 4.17% 1.35%
Net Investment Income Net of Reimbursements
3.77% 4.27% 6.98% 4.17% 1.35%
Supplemental Data
Portfolio Turnover Rate
(e)
42% 52% 80% 46% 66%
Net assets, end of period (thousands)
$ 703,480 $ 811,550 $ 643,886 $ 714,479 $ 596,095

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
55 FLEXSHARES ANNUAL REPORT
FlexShares® Disciplined Duration MBS Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 19.59 $ 20.04 $ 23.42 $ 24.10 $ 23.55
PER SHARE
Investment Operations
Net Investment Income
(a)
0.72 0.55 0.26 0.09 0.37
Net Realized and Unrealized Gain (Loss)
0.91 (0.34) (3.07) (0.16) 0.85
Total from Operations
1.63 0.21 (2.81) (0.07) 1.22
Distributions
Net Investment Income
(0.74) (0.66) (0.57) (0.61) (0.67)
Total from Distributions
(0.74) (0.66) (0.57) (0.61) (0.67)
Net Asset Value, end of period
$ 20.48 $ 19.59 $ 20.04 $ 23.42 $ 24.10
Total Return
Net Asset Value
(d)
8.43% 0.98% (12.16) % (0.28) % 5.19%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.21% 0.21% 0.21% 0.21% 0.21%
Expenses net of reimbursements
0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income Before Reimbursements
3.53% 2.70% 1.19% 0.35% 1.54%
Net Investment Income Net of Reimbursements
3.54% 2.70% 1.19% 0.36% 1.54%
Supplemental Data
Portfolio Turnover Rate
(e)
31% 46% 222% 476% 175%
Net assets, end of period (thousands)
$ 93,172 $ 74,424 $ 97,189 $ 111,243 $ 100,020

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 56
FlexShares® Credit-Scored US Corporate Bond Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 45.38 $ 45.26 $ 53.52 $ 54.70 $ 52.58
PER SHARE
Investment Operations
Net Investment Income
(a)
2.36 1.74 1.04 0.91 1.32
Net Realized and Unrealized Gain (Loss)
2.74 0.05 (7.83) (0.51) 2.39
Total from Operations
5.10 1.79 (6.79) 0.40 3.71
Distributions
Net Investment Income
(2.30) (1.67) (1.06) (0.96) (1.37)
From Net Realized Gains
— — (0.41) (0.62) (0.22)
Total from Distributions
(2.30) (1.67) (1.47) (1.58) (1.59)
Net Asset Value, end of period
$ 48.18 $ 45.38 $ 45.26 $ 53.52 $ 54.70
Total Return
Net Asset Value
(d)
11.44% 3.92% (12.91) % 0.70% 7.20%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.17% 0.23% 0.23% 0.23% 0.23%
Expenses net of reimbursements
0.16% 0.22% 0.22% 0.22% 0.22%
Net Investment Income Before Reimbursements
4.94% 3.74% 2.11% 1.68% 2.46%
Net Investment Income Net of Reimbursements
4.95% 3.74% 2.11% 1.69% 2.46%
Supplemental Data
Portfolio Turnover Rate
(e)
81% 121% 66% 53% 62%
Net assets, end of period (thousands)
$ 455,347 $ 274,550 $ 242,139 $ 315,740 $ 202,397

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
57 FLEXSHARES ANNUAL REPORT
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 38.10 $ 39.44 $ 60.85 $ 61.81 $ 57.84
PER SHARE
Investment Operations
Net Investment Income
(a)
2.36 2.14 1.93 1.90 1.99
Net Realized and Unrealized Gain (Loss)
5.24 (1.33) (20.48) 1.22 3.90
Total from Operations
7.60 0.81 (18.55) 3.12 5.89
Distributions
Net Investment Income
(2.30) (2.15) (1.92) (1.88) (1.92)
From Net Realized Gains
— — (0.94) (2.20) —
Total from Distributions
(2.30) (2.15) (2.86) (4.08) (1.92)
Net Asset Value, end of period
$ 43.40 $ 38.10 $ 39.44 $ 60.85 $ 61.81
Total Return
Net Asset Value
(d)
20.1 6%
(k)
1.59%
(k)
(31.58) % 5.14% 10.34%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.17% 0.23% 0.23% 0.23% 0.23%
Expenses net of reimbursements
0.16% 0.22% 0.22% 0.22% 0.22%
Net Investment Income Before Reimbursements
5.43% 5.01% 3.86% 3.13% 3.27%
Net Investment Income Net of Reimbursements
5.43% 5.02% 3.86% 3.14% 3.28%
Supplemental Data
Portfolio Turnover Rate
(e)
116% 103% 58% 88% 74%
Net assets, end of period (thousands)
$ 47,740 $ 28,575 $ 35,498 $ 60,855 $ 46,360

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 58
FlexShares® High Yield Value-Scored Bond Index Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 38.74 $ 40.09 $ 49.58 $ 46.25 $ 47.85
PER SHARE
Investment Operations
Net Investment Income
(a)
3.42 3.57 2.98 2.67 3.12
Net Realized and Unrealized Gain (Loss)
2.40 (1.40) (9.24) 3.42 (1.77)
Total from Operations
5.82 2.17 (6.26) 6.09 1.35
Distributions
Net Investment Income
(3.46) (3.52) (2.86) (2.76) (2.95)
From Net Realized Gains
— — (0.37) — —
Total from Distributions
(3.46) (3.52) (3.23) (2.76) (2.95)
Net Asset Value, end of period
$ 41.10 $ 38.74 $ 40.09 $ 49.58 $ 46.25
Total Return
Net Asset Value
(d)
15.55%
(l)
5.45%
(l)
(13.06) % 13.38% 3.07%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.38% 0.38% 0.38% 0.38% 0.38%
Expenses net of reimbursements
0.37% 0.37% 0.37% 0.37% 0.37%
Net Investment Income Before Reimbursements
8.40% 8.90% 6.81% 5.40% 6.78%
Net Investment Income Net of Reimbursements
8.41% 8.91% 6.81% 5.40% 6.78%
Supplemental Data
Portfolio Turnover Rate
(e)
118% 167% 146% 128% 95%
Net assets, end of period (thousands)
$ 1,467,421 $ 1,222,307 $ 887,945 $ 575,184 $ 189,623

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
59 FLEXSHARES ANNUAL REPORT
*  Commencement of investment operations.
FlexShares® ESG & Climate Investment Grade Corporate
Core Index Fund
Year ended October 31, For the period
09/20/21 *
through
10/31/21 2024 2023 2022
Net asset value, beginning of period
$ 37.96 $ 38.59 $ 49.35 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.91 1.61 1.07 0.10
Net Realized and Unrealized Gain (Loss)
3.14 (0.62) (10.68) (0.75)
Total from Operations
5.05 0.99 (9.61) (0.65)
Distributions
Net Investment Income
(1.84) (1.62) (1.15) —
Total from Distributions
(1.84) (1.62) (1.15) —
Net Asset Value, end of period
$ 41.17 $ 37.96 $ 38.59 $ 49.35
Total Return
(b)
Net Asset Value
(d)
13.47% 2.41% (19.73) % (1.32) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.13% 0.13% 0.13% 0.12%
Expenses net of reimbursements
0.12% 0.12% 0.12% 0.12%
Net Investment Income Before Reimbursements
4.67% 4.00% 2.41% 1.81%
Net Investment Income Net of Reimbursements
4.67% 4.00% 2.41% 1.81%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
41% 87% 66% 8%
Net assets, end of period (thousands)
$ 45,284 $ 24,672 $ 23,156 $ 49,347

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 60
FlexShares® Ultra-Short Income Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 75.11 $ 74.30 $ 76.01 $ 76.29 $ 75.89
PER SHARE
Investment Operations
Net Investment Income
(a)
4.03 3.24 1.07 0.48 1.07
Net Realized and Unrealized Gain (Loss)
0.41 0.59 (1.80) (0.22) 0.57
Total from Operations
4.44 3.83 (0.73) 0.26 1.64
Distributions
Net Investment Income
(4.02) (3.02) (0.78) (0.52) (1.23)
From Net Realized Gains
— — (0.20) (0.02) (0.01)
Total from Distributions
(4.02) (3.02) (0.98) (0.54) (1.24)
Net Asset Value, end of period
$ 75.53 $ 75.11 $ 74.30 $ 76.01 $ 76.29
Total Return
Net Asset Value
(d)
6.07% 5.27% (0.94) % 0.34% 2.18%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0.26% 0.26% 0.26% 0.26% 0.26%
Expenses net of reimbursements
0.25% 0.25% 0.25% 0.25% 0.25%
Net Investment Income Before Reimbursements
5.35% 4.33% 1.43% 0.62% 1.41%
Net Investment Income Net of Reimbursements
5.36% 4.33% 1.43% 0.63% 1.41%
Supplemental Data
Portfolio Turnover Rate
(e)
53% 37% 50% 84% 79%
Net assets, end of period (thousands)
$ 1,151,145 $ 1,076,389 $ 856,357 $ 374,339 $ 469,201

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
61 FLEXSHARES ANNUAL REPORT
FlexShares® Core Select Bond Fund
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 20.79 $ 21.46 $ 26.22 $ 26.78 $ 25.66
PER SHARE
Investment Operations
Net Investment Income
(a)
0.81 0.65 0.53 0.46 0.51
Net Realized and Unrealized Gain (Loss)
1.34 (0.66) (4.75) (0.39) 1.19
Total from Operations
2.15 (0.01) (4.22) 0.07 1.70
Distributions
Net Investment Income
(0.80) (0.66) (0.54) (0.52) (0.58)
From Net Realized Gains
— — — (0.11) —
Total from Distributions
(0.80) (0.66) (0.54) (0.63) (0.58)
Net Asset Value, end of period
$ 22.14 $ 20.79 $ 21.46 $ 26.22 $ 26.78
Total Return
Net Asset Value
(d)
10.44% (0.15) % (16.27) % 0.26% 6.69%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
(h)
0.36% 0.36% 0.36% 0.36% 0.36%
Expenses net of reimbursements
(h)
0.25% 0.25% 0.22% 0.20% 0.20%
Net Investment Income Before Reimbursements
3.55% 2.87% 2.10% 1.56% 1.76%
Net Investment Income Net of Reimbursements
3.66% 2.98% 2.24% 1.72% 1.93%
Supplemental Data
Portfolio Turnover Rate
(e)
32% 26% 121% 50% 91%
Net assets, end of period (thousands)
$ 166,575 $ 182,431 $ 159,362 $ 126,517 $ 109,123

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 62
(a)
Net investment income per share is based on average shares outstanding.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(f)
Less than 0.5%.
(g)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $7,847 and $16,693 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 22.41%
and 13.62%, respectively. (see Note 4).
(h)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested.
This ratio does not include these indirect fees and expenses.
(i)
The Fund received reimbursements from Northern Trust Investments, Inc. of $88,809. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 6.73%.
(j)
The Fund received reimbursements from Northern Trust Investments, Inc. of $87,510. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 23.82%.
(k)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,056 and $2,167 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 20.16%
and 1.59%, respectively. (see Note 4).
(l)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $68,563 and $84,821 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been
15.55% and 5.44%, respectively. (see Note 4).

63 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
99 .4%
Aerospace & Defense -
2 .7%
General Dynamics Corp. 2,770 $ 807,759
Huntington Ingalls Industries, Inc. 2,480 458,701
Lockheed Martin Corp. 2,640 1,441,572
Northrop Grumman Corp. 1,600 814,432
3,522,464
Air Freight & Logistics -
0 .5%
CH Robinson Worldwide, Inc. 5,920 609,997
Expeditors International of
Washington, Inc. 336 39,984
649,981
Banks -
0 .2%
JPMorgan Chase & Co. 1,176 260,978
Beverages -
1 .6%
PepsiCo, Inc. 12,320 2,046,106
Biotechnology -
5 .2%
AbbVie, Inc. 7,600 1,549,412
Alkermes plc*(a) 8,960 230,272
Amgen, Inc. 3,280 1,050,125
BioMarin Pharmaceutical, Inc.* 7,440 490,222
Gilead Sciences, Inc. 16,080 1,428,225
Neurocrine Biosciences, Inc.* 4,640 558,053
Regeneron Pharmaceuticals, Inc.* 800 670,560
Summit Therapeutics, Inc.*(a) 42,000 780,780
6,757,649
Broadline Retail -
2 .5%
Amazon.com, Inc.* 15,760 2,937,664
Dillard's, Inc., Class A(a) 924 343,284
3,280,948
Capital Markets -
0 .9%
CME Group, Inc. 5,454 1,229,113
Chemicals -
0 .8%
Corteva, Inc. 13,360 813,891
Linde plc 546 249,058
1,062,949
Commercial Services & Supplies -
2 .4%
Republic Services, Inc. 3,680 728,640
Tetra Tech, Inc. 15,104 738,283
Waste Connections, Inc. 4,160 735,280
Waste Management, Inc. 4,080 880,668
3,082,871
Consumer Finance -
0 .1%
FirstCash Holdings, Inc. 1,680 173,830
Containers & Packaging -
3 .0%
AptarGroup, Inc. 6,800 1,141,788
Investments Shares Value
Containers & Packaging
(continued)
Avery Dennison Corp. 4,240 $ 877,807
Packaging Corp. of America 3,440 787,554
Silgan Holdings, Inc. 8,240 426,337
Sonoco Products Co. 12,880 676,458
3,909,944
Diversified Consumer Services -
0 .5%
Service Corp. International 8,400 685,860
Diversified Telecommunication Services -
3 .2%
AT&T, Inc. 87,680 1,976,307
Verizon Communications, Inc. 51,520 2,170,538
4,146,845
Electric Utilities -
3 .3%
American Electric Power Co., Inc. 7,360 726,800
Duke Energy Corp. 10,480 1,208,030
Pinnacle West Capital Corp. 7,680 674,381
Southern Co. (The)(a) 10,480 953,994
Xcel Energy, Inc. 12,080 807,065
4,370,270
Electronic Equipment, Instruments & Components -
0 .3%
Badger Meter, Inc. 1,680 336,084
Entertainment -
0 .2%
Electronic Arts, Inc. 1,846 278,469
Financial Services -
3 .3%
Berkshire Hathaway, Inc., Class B* 1,680 757,546
Jack Henry & Associates, Inc. 4,080 742,274
Visa, Inc., Class A(a) 9,760 2,828,936
4,328,756
Food Products -
3 .7%
Cal-Maine Foods, Inc. 9,120 800,554
Conagra Brands, Inc. 6,320 182,901
Flowers Foods, Inc.(a) 28,480 633,110
General Mills, Inc. 14,936 1,015,947
Hershey Co. (The)(a) 3,440 610,875
Hormel Foods Corp. 17,440 532,792
Kellanova 12,720 1,025,868
4,802,047
Gas Utilities -
0 .4%
National Fuel Gas Co. 8,080 489,082
Ground Transportation -
0 .7%
Landstar System, Inc. 5,280 928,066
Health Care Equipment & Supplies -
0 .9%
Abbott Laboratories 10,640 1,206,257
Health Care Providers & Services -
1 .3%
Cencora, Inc. 1,092 249,063
Chemed Corp. 1,762 951,903

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 64
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
McKesson Corp. 756 $ 378,446
UnitedHealth Group, Inc. 160 90,320
1,669,732
Hotels, Restaurants & Leisure -
2 .4%
McDonald's Corp. 8,800 2,570,568
Restaurant Brands International, Inc.
(a) 8,400 584,220
3,154,788
Household Products -
4 .0%
Procter & Gamble Co. (The) 25,280 4,175,750
WD-40 Co.(a) 3,840 1,006,349
5,182,099
Insurance -
5 .8%
Allstate Corp. (The) 4,240 790,845
Assurant, Inc. 5,200 996,840
Chubb Ltd. 3,358 948,434
Cincinnati Financial Corp. 5,280 743,582
Loews Corp. 1,760 138,970
Markel Group, Inc.* 420 647,644
Marsh & McLennan Cos., Inc. 320 69,837
Selective Insurance Group, Inc. 7,360 668,435
Travelers Cos., Inc. (The) 3,440 846,034
W R Berkley Corp. 11,955 683,467
Willis Towers Watson plc 3,680 1,112,059
7,646,147
Interactive Media & Services -
2 .7%
Alphabet, Inc., Class A 6,640 1,136,170
Alphabet, Inc., Class C 4,640 801,282
Meta Platforms, Inc., Class A 2,938 1,667,550
3,605,002
IT Services -
2 .6%
Amdocs Ltd. 11,760 1,031,881
International Business Machines
Corp. 11,280 2,331,802
3,363,683
Life Sciences Tools & Services -
0 .7%
QIAGEN NV* 21,120 889,152
Metals & Mining -
1 .4%
Agnico Eagle Mines Ltd. 9,120 786,965
Royal Gold, Inc. 7,384 1,078,507
1,865,472
Multi-Utilities -
2 .8%
Ameren Corp. 8,400 731,724
CMS Energy Corp. 10,400 723,944
Consolidated Edison, Inc. 10,740 1,092,043
WEC Energy Group, Inc.(a) 11,520 1,100,506
3,648,217
Investments Shares Value
Oil, Gas & Consumable Fuels -
2 .8%
Coterra Energy, Inc. 28,000 $ 669,760
DT Midstream, Inc. 8,720 786,108
Exxon Mobil Corp. 12,720 1,485,441
Scorpio Tankers, Inc. 13,440 783,149
3,724,458
Pharmaceuticals -
6 .8%
Eli Lilly & Co. 4,080 3,385,339
Johnson & Johnson 14,800 2,365,928
Merck & Co., Inc. 31,040 3,176,013
8,927,280
Professional Services -
1 .9%
Automatic Data Processing, Inc. 4,080 1,180,099
Booz Allen Hamilton Holding Corp. 4,320 784,771
Verisk Analytics, Inc. 1,840 505,485
2,470,355
Retail REITs -
0 .5%
Agree Realty Corp., REIT(a) 9,120 677,160
Semiconductors & Semiconductor Equipment -
6 .8%
Analog Devices, Inc. 960 214,186
Broadcom, Inc. 3,120 529,682
Cirrus Logic, Inc.* 3,440 377,781
NVIDIA Corp. 50,400 6,691,104
Texas Instruments, Inc. 5,600 1,137,696
8,950,449
Software -
10 .9%
Check Point Software Technologies
Ltd.* 5,440 942,262
Clearwater Analytics Holdings, Inc.,
Class A* 4,000 104,440
Microsoft Corp. 24,560 9,979,956
nCino, Inc.*(a) 4,160 155,168
Qualys, Inc.* 7,920 944,381
Roper Technologies, Inc. 320 172,074
Tyler Technologies, Inc.* 1,760 1,065,838
Zoom Video Communications, Inc.,
Class A* 11,360 849,047
14,213,166
Specialized REITs -
2 .1%
Digital Realty Trust, Inc., REIT 4,880 869,762
Equinix, Inc., REIT 924 839,066
Public Storage, REIT 3,360 1,105,642
2,814,470
Specialty Retail -
1 .0%
AutoZone, Inc.* 240 722,160
Tractor Supply Co. 2,400 637,224
1,359,384
Technology Hardware, Storage & Peripherals -
5 .2%
Apple, Inc. 30,000 6,777,300

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
65 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Tobacco -
0 .2%
Philip Morris International, Inc. 2,182 $ 289,551
Wireless Telecommunication Services -
1 .1%
T-Mobile US, Inc. 6,400 1,428,224
Total Common Stocks
(Cost $108,719,798) 130,204,658
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .8% (b)
REPURCHASE AGREEMENTS - 0 .8%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$1,029,686, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $1,052,227
(Cost $1,029,547) $1,029,547 1,029,547
SHORT-TERM INVESTMENTS - 0 .0% (c) (d) (e)
U.S. TREASURY OBLIGATIONS - 0 .0%
U.S. Treasury Bills
4.36%, 3/27/2025
(Cost $39,306) $ 40,000 39,291
Total Investments - 100.2%
(Cost $109,788,651) 131,273,496
Liabilities in excess of other assets - (0.2%) (321,855)
NET ASSETS - 100.0% $130,951,641
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $7,902,904, collateralized in
the form of cash with a value of $1,029,547 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $5,975,978 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
November 7, 2024 – May 15, 2054 and $1,140,756
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025 –
September 20, 2117; a total value of $8,146,281.
(b) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $1,029,547.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) Represents less than 0.05% of net assets.
(e) The rate shown was the current yield as of October 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 23,384,742
Aggregate gross unrealized depreciation (1,984,039)
Net unrealized appreciation $ 21,400,703
Federal income tax cost $ 109,863,412
Futures Contracts
FlexShares
®
US Quality Low Volatility Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
S&P 500 E-Mini Index 1 12/20/2024 USD $ 286,925 $ (7,385)
S&P 500 Micro E-Mini Index 16 12/20/2024 USD 459,080 (1,996)
$ (9,381)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 66
Security Type % of Net Assets
Common Stocks 99 .4%
Securities Lending Reinvestments 0 .8
Short-Term Investments 0 .0
†
Others
(1)
( 0 .2 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

67 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
98.8%
Aerospace & Defense -
1.5%
BAE Systems plc 30,600 $ 491,761
Safran SA 680 153,407
Singapore Technologies Engineering
Ltd. 20,400 70,010
715,178
Air Freight & Logistics -
0.8%
SG Holdings Co. Ltd. 35,300 354,564
Automobile Components -
0.4%
Bridgestone Corp. 5,100 183,710
Automobiles -
1.1%
Ferrari NV 1,037 495,135
Banks -
9.5%
Bank Hapoalim BM 39,100 408,256
Bank Leumi Le-Israel BM 27,523 280,240
BOC Hong Kong Holdings Ltd. 64,500 210,730
CaixaBank SA 29,512 179,102
Chiba Bank Ltd. (The) 6,800 50,445
Commonwealth Bank of Australia 459 42,917
DBS Group Holdings Ltd. 20,200 590,318
Hang Seng Bank Ltd.(a) 15,900 194,496
HSBC Holdings plc 8,058 73,731
Japan Post Bank Co. Ltd. 40,000 360,282
Mizrahi Tefahot Bank Ltd. 4,896 202,337
Mizuho Financial Group, Inc. 23,800 501,859
National Bank of Canada 425 40,489
Oversea-Chinese Banking Corp. Ltd. 40,800 468,480
Royal Bank of Canada 2,771 334,739
Toronto-Dominion Bank (The) 4,403 243,121
United Overseas Bank Ltd. 12,400 301,447
4,482,989
Beverages -
0.7%
Kirin Holdings Co. Ltd. 13,600 200,708
Suntory Beverage & Food Ltd. 3,400 115,286
315,994
Broadline Retail -
1.5%
Dollarama, Inc. 2,839 295,091
Pan Pacific International Holdings
Corp. 14,500 364,392
Wesfarmers Ltd. 1,207 53,191
712,674
Capital Markets -
1.9%
Deutsche Boerse AG 2,159 500,895
Singapore Exchange Ltd. 47,000 403,243
904,138
Investments Shares Value
Chemicals -
1.7%
Air Liquide SA 4,469 $ 798,892
Commercial Services & Supplies -
2.0%
Brambles Ltd. 18,496 222,429
Dai Nippon Printing Co. Ltd. 10,400 182,294
Secom Co. Ltd. 11,800 423,042
TOPPAN Holdings, Inc. 3,400 100,756
928,521
Construction & Engineering -
0.4%
ACS Actividades de Construccion y
Servicios SA(a) 4,165 198,956
Consumer Staples Distribution & Retail -
2.6%
Koninklijke Ahold Delhaize NV 12,767 420,112
Loblaw Cos. Ltd. 3,196 403,618
Metro, Inc., Class A 6,358 377,161
1,200,891
Containers & Packaging -
0.5%
CCL Industries, Inc., Class B(a) 4,386 255,555
Diversified Consumer Services -
0.8%
Pearson plc 27,285 399,725
Diversified Telecommunication Services -
4.8%
BCE, Inc. 2,397 77,327
Deutsche Telekom AG (Registered) 20,689 624,865
Elisa OYJ 7,684 365,052
HKT Trust & HKT Ltd. 136,000 168,986
Koninklijke KPN NV 98,566 384,481
Orange SA 19,023 208,485
Singapore Telecommunications Ltd. 93,500 221,222
Swisscom AG (Registered)(a) 340 206,823
2,257,241
Electric Utilities -
4.5%
Chubu Electric Power Co., Inc. 15,300 176,278
CK Infrastructure Holdings Ltd. 25,500 180,400
CLP Holdings Ltd. 42,500 361,073
Fortis, Inc.(a) 4,997 215,911
Hydro One Ltd.(b) 5,712 183,700
Iberdrola SA 36,975 547,736
Kansai Electric Power Co., Inc. (The) 11,900 191,790
Origin Energy Ltd. 3,536 22,304
Power Assets Holdings Ltd. 28,000 186,381
Terna - Rete Elettrica Nazionale 6,511 56,295
2,121,868
Entertainment -
0.6%
Nintendo Co. Ltd. 1,700 90,901
Toho Co. Ltd. 5,100 195,094
285,995

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 68
Investments Shares Value
COMMON STOCKS (continued)
Financial Services -
0.3%
HAL Trust 153 $ 18,936
Mitsubishi HC Capital, Inc. 18,700 126,508
145,444
Food Products -
4.7%
Danone SA 1,258 89,730
MEIJI Holdings Co. Ltd. 15,300 356,573
Nestle SA (Registered) 14,688 1,385,737
Nissin Foods Holdings Co. Ltd. 6,800 183,922
WH Group Ltd.(b) 238,000 185,517
2,201,479
Gas Utilities -
1.6%
Hong Kong & China Gas Co. Ltd. 279,000 216,399
Osaka Gas Co. Ltd.(a) 8,500 183,141
Snam SpA(a) 33,745 161,854
Tokyo Gas Co. Ltd. 7,200 178,151
739,545
Ground Transportation -
3.0%
Canadian National Railway Co. 5,270 568,417
Canadian Pacific Kansas City Ltd. 1,054 81,215
Central Japan Railway Co. 9,200 192,546
East Japan Railway Co. 11,100 223,713
Tokyu Corp. 15,300 189,536
West Japan Railway Co. 8,500 151,334
1,406,761
Hotels, Restaurants & Leisure -
1.6%
Compass Group plc 11,866 383,676
Genting Singapore Ltd. 278,800 175,975
La Francaise des Jeux SAEM(b) 221 9,396
Sodexo SA 1,921 166,426
735,473
Household Durables -
0.4%
Sekisui Chemical Co. Ltd. 11,900 169,526
Industrial Conglomerates -
0.5%
CK Hutchison Holdings Ltd. 38,000 199,913
Jardine Matheson Holdings Ltd. 400 15,400
215,313
Insurance -
7.1%
Fairfax Financial Holdings Ltd. 366 454,300
Hannover Rueck SE 748 196,114
Insurance Australia Group Ltd. 39,406 193,582
Intact Financial Corp. 1,802 343,737
Medibank Pvt Ltd. 140,930 331,390
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,326 676,887
Sampo OYJ, Class A 9,860 435,673
Talanx AG 204 15,713
Tryg A/S 8,143 191,427
Investments Shares Value
Insurance
(continued)
Zurich Insurance Group AG 816 $ 482,032
3,320,855
IT Services -
1.6%
CGI, Inc.* 2,006 221,963
Obic Co. Ltd. 6,000 196,593
Otsuka Corp. 15,300 345,123
763,679
Machinery -
1.1%
GEA Group AG 1,938 95,269
Kone OYJ, Class B 6,902 376,606
Schindler Holding AG 136 39,540
Schindler Holding AG (Registered) 68 19,345
530,760
Marine Transportation -
0.7%
Kuehne + Nagel International AG
(Registered)(a) 1,292 322,141
Media -
0.1%
Dentsu Group, Inc.(a) 2,200 68,372
Metals & Mining -
1.6%
BHP Group Ltd. 867 24,215
Franco-Nevada Corp. 1,985 263,186
Nippon Steel Corp. 18,100 364,673
Wheaton Precious Metals Corp.(a) 1,751 115,502
767,576
Office REITs -
0.4%
Nippon Building Fund, Inc., REIT 210 179,911
Oil, Gas & Consumable Fuels -
4.2%
Galp Energia SGPS SA 8,449 143,736
Imperial Oil Ltd.(a) 2,567 191,335
Pembina Pipeline Corp. 5,848 244,375
Shell plc 18,309 606,952
TotalEnergies SE 10,880 678,001
Tourmaline Oil Corp. 2,125 97,854
1,962,253
Passenger Airlines -
2.2%
ANA Holdings, Inc. 18,700 369,519
Japan Airlines Co. Ltd. 22,100 356,255
Singapore Airlines Ltd. 62,900 307,154
1,032,928
Personal Care Products -
3.3%
Beiersdorf AG 1,292 173,930
Kao Corp. 700 31,157
Unilever plc 21,845 1,328,422
1,533,509
Pharmaceuticals -
11.4%
AstraZeneca plc 1,853 263,055
GSK plc 27,608 494,257
Novartis AG (Registered) 10,625 1,152,567

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
69 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Novo Nordisk A/S, Class B 5,593 $ 621,259
Ono Pharmaceutical Co. Ltd. 12,400 155,687
Roche Holding AG 85 28,822
Roche Holding AG - BR 4,726 1,464,202
Sanofi SA 10,982 1,157,804
5,337,653
Professional Services -
3.4%
Computershare Ltd. 11,390 196,807
RELX plc 3,621 165,730
SGS SA (Registered) 3,604 381,365
Thomson Reuters Corp. 2,550 416,923
Wolters Kluwer NV 2,720 456,824
1,617,649
Real Estate Management & Development -
4.1%
CK Asset Holdings Ltd. 88,500 362,565
Daito Trust Construction Co. Ltd. 3,400 376,773
Daiwa House Industry Co. Ltd. 13,300 399,109
PSP Swiss Property AG (Registered) 2,618 371,189
Sino Land Co. Ltd. 7,764 7,770
Sun Hung Kai Properties Ltd. 36,000 389,663
Swiss Prime Site AG (Registered) 340 36,823
1,943,892
Semiconductors & Semiconductor Equipment -
0.9%
ASML Holding NV 629 424,201
Software -
2.3%
Constellation Software, Inc. 85 256,048
Nice Ltd.* 884 155,986
Oracle Corp. Japan 4,300 414,545
SAP SE 1,156 269,576
1,096,155
Specialty Retail -
1.3%
Industria de Diseno Textil SA(a) 10,489 595,560
Technology Hardware, Storage & Peripherals -
0.7%
Canon, Inc. 9,800 321,938
Textiles, Apparel & Luxury Goods -
0.3%
LVMH Moet Hennessy Louis Vuitton
SE 221 146,309
Tobacco -
0.9%
Japan Tobacco, Inc. 14,400 404,703
Trading Companies & Distributors -
0.7%
Brenntag SE 697 45,281
Bunzl plc 4,607 202,092
Ferguson Enterprises, Inc. 510 100,338
347,711
Transportation Infrastructure -
1.2%
Aena SME SA(b) 1,751 385,898
Investments Shares Value
Transportation Infrastructure
(continued)
Flughafen Zurich AG (Registered) 51 $ 11,997
Getlink SE 9,265 156,762
554,657
Wireless Telecommunication Services -
1.9%
KDDI Corp. 14,600 457,960
SoftBank Corp. 340,000 430,343
888,303
Total Common Stocks
(Cost $42,218,641) 46,386,282
Number of
Warrants
WARRANTS - 0.0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡
(Cost $–) 28 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.8%(c)
REPURCHASE AGREEMENTS - 0.8%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$394,434, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $403,068
(Cost $394,380) $394,380 394,380
Total Investments - 99.6%
(Cost $42,613,021) 46,780,662
Other assets less liabilities - 0.4% 196,637
NET ASSETS - 100.0% $46,977,299
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $2,219,102, collateralized
in the form of cash with a value of $394,380 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,490,457 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.13% – 4.88%, and maturity dates ranging from
December 31, 2025 – August 15, 2053 and $509,908
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025 –
September 20, 2117; a total value of $2,394,745.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 70
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $394,380.
Percentages shown are based on Net Assets.
Abbreviations
OYJ  — Public Limited Company
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,615,257
Aggregate gross unrealized depreciation (1,745,322)
Net unrealized appreciation $ 3,869,935
Federal income tax cost $ 42,901,332
Futures Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
MSCI EAFE E-Mini Index 5 12/20/2024 USD $ 587,550 $ (18,907)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
HKD 282,833 BNP Paribas SA USD 36,392 12/18/2024 $ 16
ILS 73,522 JPMorgan Chase Bank NA USD 19,535 12/18/2024 146
USD 39,666 Bank of Montreal AUD 59,288 12/18/2024 815
USD 198,772 Morgan Stanley CHF 167,993 12/18/2024 3,520
USD 45,051 Citibank NA DKK 303,190 12/18/2024 812
USD 209,804 Citibank NA EUR 189,420 12/18/2024 3,762
USD 26,060 Morgan Stanley GBP 19,939 12/18/2024 429
USD 77,823 JPMorgan Chase Bank NA JPY 11,116,869 12/18/2024 4,402
USD 91,648 Morgan Stanley JPY 13,000,000 12/18/2024 5,789
USD 12,197 JPMorgan Chase Bank NA NOK 131,563 12/18/2024 267
USD 25,334 Citibank NA NZD 41,229 12/18/2024 786
USD 16,306 JPMorgan Chase Bank NA SEK 167,599 12/18/2024 605
Total unrealized appreciation $ 21,349
CAD 41,112 Bank of New York Mellon (The) USD 30,313 12/18/2024 $ (775)
CHF 18,000 Morgan Stanley USD 21,511 12/18/2024 (591)
DKK 166,000 Morgan Stanley USD 24,903 12/18/2024 (682)
EUR 14,000 Goldman Sachs & Co. USD 15,558 12/18/2024 (330)
EUR 70,000 Morgan Stanley USD 78,247 12/18/2024 (2,104)
GBP 9,000 Morgan Stanley USD 11,988 12/18/2024 (418)
JPY 11,116,869 Morgan Stanley USD 79,029 12/18/2024 (5,607)
NZD 41,229 JPMorgan Chase Bank NA USD 25,648 12/18/2024 (1,101)
SGD 16,357 BNP Paribas SA USD 12,613 12/18/2024 (223)
USD 36,403 JPMorgan Chase Bank NA HKD 282,833 12/18/2024 (6)
Total unrealized depreciation $ (11,837)
Net unrealized appreciation $ 9,512

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
71 FLEXSHARES ANNUAL REPORT
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 2.3%
Canada 12.1
Denmark 1.7
Finland 2.5
France 7.6
Germany 5.5
Hong Kong 5.7
Israel 2.2
Italy 0.5
Japan 22.0
Netherlands 4.7
Portugal 0.3
Singapore 5.4
Spain 4.1
Switzerland 12.6
United Kingdom 9.6
Other
1
1.2
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.8%
Warrants –
Securities Lending Reinvestments 0.8
Others
(1)
0.4
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 72
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
99.6%
Air Freight & Logistics -
0.7%
Hyundai Glovis Co. Ltd. 960 $ 84,939
Automobile Components -
1.0%
Balkrishna Industries Ltd. 145 4,893
Bosch Ltd. 110 45,945
Cheng Shin Rubber Industry Co. Ltd. 10,000 14,466
Hyundai Mobis Co. Ltd. 20 3,616
MRF Ltd. 45 65,571
134,491
Automobiles -
2.3%
Bajaj Auto Ltd. 955 111,715
Hero MotoCorp Ltd. 1,715 101,765
Maruti Suzuki India Ltd. 690 90,892
304,372
Banks -
15.6%
Agricultural Bank of China Ltd., Class
H 175,000 85,987
Banco BBVA Peru SA 4,815 1,829
Bank Central Asia Tbk. PT 228,000 148,901
Bank of China Ltd., Class H 335,000 159,003
Boubyan Bank KSCP 33,325 60,631
Chang Hwa Commercial Bank Ltd. 165,120 91,218
China Construction Bank Corp.,
Class H 225,000 174,515
Chongqing Rural Commercial Bank
Co. Ltd., Class H 105,000 56,995
Commercial International Bank -
Egypt (CIB) 10,640 17,389
Credicorp Ltd. 695 127,970
Dubai Islamic Bank PJSC 55,470 94,388
Emirates NBD Bank PJSC 14,485 74,929
First Financial Holding Co. Ltd. 118,450 100,372
Grupo Elektra SAB de CV‡ 950 44,399
HDFC Bank Ltd. 2,905 59,965
Hong Leong Bank Bhd. 15,500 72,562
Hong Leong Financial Group Bhd. 16,000 68,180
ICICI Bank Ltd. 5,845 89,827
Industrial & Commercial Bank of
China Ltd., Class H 240,000 143,857
Itau Unibanco Holding SA
( Preference ) 2,500 15,124
Kuwait Finance House KSCP 40,684 95,641
Malayan Banking Bhd. 36,500 87,520
National Bank of Kuwait SAKP 34,545 95,739
Public Bank Bhd. 27,000 27,253
Qatar International Islamic Bank QSC 21,545 62,073
Sberbank of Russia PJSC‡ 12,360 —
2,056,267
Broadline Retail -
3.4%
Alibaba Group Holding Ltd., ADR 3,580 350,768
Investments Shares Value
Broadline Retail
(continued)
PDD Holdings, Inc., ADR* 810 $ 97,678
Robinson PCL*‡ 600 —
448,446
Capital Markets -
0.9%
HDFC Asset Management Co. Ltd.(a) 430 21,986
Macquarie Korea Infrastructure Fund 11,545 99,722
121,708
Chemicals -
3.7%
Asian Paints Ltd. 3,270 114,163
Berger Paints India Ltd. 14,690 93,780
Fertiglobe plc 84,710 62,500
Mesaieed Petrochemical Holding Co. 122,935 53,415
PhosAgro PJSC‡ 1,158 —
PI Industries Ltd. 270 14,413
Pidilite Industries Ltd. 2,885 107,934
SABIC Agri-Nutrients Co. 1,245 37,724
483,929
Construction & Engineering -
0.1%
Larsen & Toubro Ltd. 240 10,339
Construction Materials -
0.3%
Asia Cement Corp. 27,000 39,312
Consumer Finance -
1.2%
Samsung Card Co. Ltd. 3,200 93,681
SBI Cards & Payment Services Ltd. 7,810 63,939
Sundaram Finance Ltd. 95 5,428
163,048
Consumer Staples Distribution & Retail -
0.9%
Nahdi Medical Co. 150 4,928
President Chain Store Corp. 12,000 110,487
115,415
Diversified Telecommunication Services -
4.4%
Chunghwa Telecom Co. Ltd. 32,000 121,848
Emirates Integrated
Telecommunications Co. PJSC 59,460 120,927
Itissalat Al-Maghrib 7,340 66,185
KT Corp. 2,275 73,113
LG Uplus Corp. 9,260 67,169
Saudi Telecom Co. 7,775 87,258
Telefonica Brasil SA 4,500 40,921
577,421
Electric Utilities -
2.6%
CPFL Energia SA 12,500 70,762
CTEEP- Cia de Transmissao
de Energia Eletrica Paulista
( Preference ) 11,000 46,157
Manila Electric Co. 8,700 73,361

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
73 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Power Grid Corp. of India Ltd. 39,200 $ 149,553
339,833
Electronic Equipment, Instruments & Components -
1.0%
Delta Electronics, Inc. 250 3,152
Hon Hai Precision Industry Co. Ltd. 15,000 99,017
WPG Holdings Ltd. 15,000 34,738
136,907
Entertainment -
0.4%
NetEase, Inc., ADR 685 55,149
Financial Services -
0.0%(b)
FirstRand Ltd. 515 2,246
Food Products -
3.7%
Britannia Industries Ltd. 1,590 108,291
CJ CheilJedang Corp. 265 52,712
Marico Ltd. 2,895 22,034
Nestle India Ltd. 3,810 102,536
Nestle Malaysia Bhd. 4,200 95,893
Want Want China Holdings Ltd. 165,000 102,722
484,188
Gas Utilities -
0.7%
Petronas Gas Bhd. 24,500 96,680
Ground Transportation -
0.2%
GMexico Transportes SAB de CV(a) 19,500 29,353
Health Care Providers & Services -
2.0%
Apollo Hospitals Enterprise Ltd. 800 66,814
Bumrungrad Hospital PCL, NVDR 14,500 116,877
IHH Healthcare Bhd. 48,000 79,470
Sinopharm Group Co. Ltd., Class H 2,000 4,975
268,136
Hotels, Restaurants & Leisure -
1.3%
Americana Restaurants International
plc - Foreign Co. 59,210 36,432
Meituan, Class B*(a) 5,700 133,805
Trip.com Group Ltd.* 50 3,222
173,459
Independent Power and Renewable Electricity Producers
-
1.3%
Aboitiz Power Corp. 73,000 47,109
Engie Brasil Energia SA 9,500 68,057
NTPC Ltd. 12,675 61,524
Unipro PJSC*‡ 726,000 —
176,690
Industrial Conglomerates -
2.9%
Far Eastern New Century Corp. 15,000 17,369
Industries Qatar QSC 14,205 52,084
International Holding Co. PJSC* 2,640 291,025
Investments Shares Value
Industrial Conglomerates
(continued)
Sime Darby Bhd. 39,500 $ 20,927
381,405
Insurance -
2.2%
BB Seguridade Participacoes SA 15,500 91,762
Caixa Seguridade Participacoes SA 12,000 29,851
DB Insurance Co. Ltd. 205 16,237
ICICI Lombard General Insurance
Co. Ltd.(a) 670 15,277
PICC Property & Casualty Co. Ltd.,
Class H 62,000 94,263
Samsung Fire & Marine Insurance
Co. Ltd. 145 35,357
282,747
Interactive Media & Services -
4.1%
Baidu, Inc., ADR* 65 5,930
Tencent Holdings Ltd. 10,300 536,039
541,969
IT Services -
5.1%
Arabian Internet & Communications
Services Co. 285 19,366
HCL Technologies Ltd. 7,925 166,448
Infosys Ltd. 3,975 83,070
Samsung SDS Co. Ltd. 690 71,550
Tata Consultancy Services Ltd. 6,950 328,005
668,439
Life Sciences Tools & Services -
1.4%
Divi's Laboratories Ltd. 1,390 97,360
Samsung Biologics Co. Ltd.*(a) 125 90,761
188,121
Marine Transportation -
0.5%
MISC Bhd. 35,500 60,964
Metals & Mining -
0.2%
Polyus PJSC*‡ 546 —
Vale SA 2,200 23,586
23,586
Multi-Utilities -
1.6%
Dubai Electricity & Water Authority
PJSC 162,865 110,409
Qatar Electricity & Water Co. QSC 23,540 104,867
215,276
Oil, Gas & Consumable Fuels -
3.1%
China Shenhua Energy Co. Ltd.,
Class H 28,000 121,193
Petroleo Brasileiro SA 1,500 10,121
Petroleo Brasileiro SA (Preference) 2,500 15,508
Petronas Dagangan Bhd. 11,500 47,219
Petronet LNG Ltd. 1,745 6,911
Qatar Fuel QSC 25,130 105,807
Qatar Gas Transport Co. Ltd. 82,640 97,143

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 74
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Surgutneftegas PJSC (Preference)‡ 156,600 $ —
403,902
Personal Care Products -
2.7%
Colgate-Palmolive India Ltd. 2,490 90,688
Dabur India Ltd. 4,990 32,045
Hengan International Group Co. Ltd. 20,500 60,648
Hindustan Unilever Ltd. 5,420 162,965
Procter & Gamble Hygiene & Health
Care Ltd. 15 2,871
349,217
Pharmaceuticals -
4.3%
Alkem Laboratories Ltd. 405 27,836
Cipla Ltd. 5,970 110,172
Dr Reddy's Laboratories Ltd. 5,000 75,767
Kalbe Farma Tbk. PT 957,500 98,526
Lupin Ltd. 1,970 51,237
Sun Pharmaceutical Industries Ltd. 8,275 181,952
Torrent Pharmaceuticals Ltd. 195 7,427
Zydus Lifesciences Ltd. 665 7,918
560,835
Real Estate Management & Development -
0.3%
Wharf Holdings Ltd. (The) 12,000 33,958
Semiconductors & Semiconductor Equipment -
10.3%
MediaTek, Inc. 1,600 64,420
Novatek Microelectronics Corp. 1,300 20,409
Taiwan Semiconductor Manufacturing
Co. Ltd. 38,830 1,248,280
United Microelectronics Corp. 15,000 22,542
1,355,651
Software -
0.8%
Tata Elxsi Ltd. 1,225 102,297
Specialty Retail -
1.5%
Abu Dhabi National Oil Co. for
Distribution PJSC 63,055 61,974
Jarir Marketing Co. 29,025 102,322
MR DIY Group M Bhd.(a) 72,500 36,258
200,554
Technology Hardware, Storage & Peripherals -
2.3%
Advantech Co. Ltd. 7,600 75,905
Catcher Technology Co. Ltd. 10,000 73,658
Compal Electronics, Inc. 60,000 67,135
Quanta Computer, Inc. 300 2,841
Samsung Electronics Co. Ltd.
(Preference) 2,390 83,044
302,583
Textiles, Apparel & Luxury Goods -
0.0%(b)
Page Industries Ltd. 10 5,133
Investments Shares Value
Tobacco -
1.0%
ITC Ltd. 7,570 $ 44,005
KT&G Corp. 1,045 83,070
127,075
Transportation Infrastructure -
3.0%
Airports of Thailand PCL, NVDR 33,500 60,805
Jiangsu Expressway Co. Ltd., Class
H 90,000 90,644
Salik Co. PJSC 108,110 141,282
Taiwan High Speed Rail Corp. 108,000 98,258
390,989
Wireless Telecommunication Services -
4.6%
Advanced Info Service PCL, NVDR 11,500 93,718
Bharti Airtel Ltd. 3,190 61,178
Etihad Etisalat Co. 4,825 66,548
Far EasTone Telecommunications
Co. Ltd. 26,500 73,611
Intouch Holdings PCL, NVDR 41,500 131,590
Mobile Telecommunications Co.
KSCP 47,865 71,165
SK Telecom Co. Ltd. 2,460 101,074
TIM SA 3,000 8,592
607,476
Total Common Stocks
(Cost $11,570,951) 13,104,505
Total Investments - 99.6%
(Cost $11,570,951) 13,104,505
Other assets less liabilities - 0.4% 56,439
NET ASSETS - 100.0% $13,160,944
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
NVDR  — Non-Voting Depositary Receipt
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
75 FLEXSHARES ANNUAL REPORT
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,427,404
Aggregate gross unrealized depreciation (982,938)
Net unrealized appreciation $ 1,444,466
Federal income tax cost $ 11,664,358
Futures Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI Emerging Markets E-Mini Index 3 12/20/2024 USD $ 168,975 $ 4,350
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 39,143 Citibank NA INR
*
3,300,000 12/18/2024 $ (31)
Net unrealized depreciation $ (31)
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
INR — Indian Rupee
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 76
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Brazil 3.2%
China 17.6
Egypt 0.1
India 24.1
Indonesia 1.9
Kuwait 2.4
Malaysia 5.3
Mexico 0.5
Morocco 0.5
Peru 1.0
Philippines 0.9
Qatar 3.6
Saudi Arabia 2.7
South Africa 0.0
†
South Korea 7.3
Taiwan 18.1
Thailand 3.1
United Arab Emirates 7.3
Other
1
0.4
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.6%
Others
(1)
0.4
100.0%
(1)
Includes any other net assets/(liabilities).

77 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
October 31,2024
Investments Shares Value
COMMON STOCKS -
99 .4%
Aerospace & Defense -
1 .6%
AAR Corp.* 2,415 $ 141,761
AeroVironment, Inc.*(a) 1,127 242,260
Axon Enterprise, Inc.*(a) 1,449 613,651
Boeing Co. (The)* 16,960 2,532,298
BWX Technologies, Inc. 3,703 450,840
Curtiss-Wright Corp. 1,920 662,323
Ducommun, Inc.* 483 28,396
General Dynamics Corp. 6,720 1,959,619
General Electric Co. 24,960 4,287,629
HEICO Corp.(a) 1,280 313,536
HEICO Corp., Class A 1,610 309,136
Hexcel Corp. 2,880 169,027
Howmet Aerospace, Inc. 10,240 1,021,133
Huntington Ingalls Industries, Inc.(a) 1,127 208,450
Kratos Defense & Security Solutions,
Inc.*(a) 3,703 84,132
L3Harris Technologies, Inc.(a) 4,480 1,108,666
Lockheed Martin Corp. 6,080 3,319,984
Mercury Systems, Inc.*(a) 3,840 124,224
Moog, Inc., Class A 1,760 331,936
Northrop Grumman Corp. 4,000 2,036,080
Rocket Lab USA, Inc.*(a) 21,280 227,696
RTX Corp. 38,560 4,665,374
Spirit AeroSystems Holdings, Inc.,
Class A*(a) 3,200 103,584
Textron, Inc. 5,600 450,352
TransDigm Group, Inc. 1,280 1,666,944
Triumph Group, Inc.*(a) 6,118 84,673
V2X, Inc.* 800 49,280
Woodward, Inc.(a) 2,898 475,533
27,668,517
Air Freight & Logistics -
0 .4%
Air Transport Services Group, Inc.*(a) 4,800 82,752
CH Robinson Worldwide, Inc. 4,480 461,619
Expeditors International of
Washington, Inc. 4,000 476,000
FedEx Corp. 6,720 1,840,272
Forward Air Corp.(a) 800 28,264
GXO Logistics, Inc.* 6,400 382,784
Hub Group, Inc., Class A 4,960 215,215
United Parcel Service, Inc., Class B 20,800 2,788,448
6,275,354
Automobile Components -
0 .5%
Adient plc*(a) 20,640 403,099
American Axle & Manufacturing
Holdings, Inc.* 4,960 28,024
Aptiv plc* 8,480 481,918
Autoliv, Inc.(a) 13,120 1,218,586
BorgWarner, Inc.(a) 42,720 1,436,674
Dana, Inc. 34,560 265,075
Investments Shares Value
Automobile Components
(continued)
Dorman Products, Inc.* 1,600 $ 182,448
Fox Factory Holding Corp.*(a) 4,000 143,960
Garrett Motion, Inc.*(a) 21,920 162,866
Gentex Corp.(a) 10,400 315,224
Gentherm, Inc.* 2,720 114,104
Goodyear Tire & Rubber Co.
(The)*(a) 49,600 397,296
LCI Industries(a) 1,920 213,658
Lear Corp.(a) 11,360 1,087,834
Mobileye Global, Inc., Class A*(a) 3,840 52,262
Modine Manufacturing Co.* 2,880 339,178
Patrick Industries, Inc.(a) 5,120 645,018
Phinia, Inc.(a) 10,080 469,526
QuantumScape Corp., Class A*(a) 58,080 299,112
Standard Motor Products, Inc. 2,560 82,406
Visteon Corp.* 4,640 418,760
XPEL, Inc.*(a)(b) 1,127 43,468
8,800,496
Automobiles -
1 .3%
Ford Motor Co. 107,840 1,109,674
General Motors Co. 34,400 1,746,144
Harley-Davidson, Inc.(a) 26,240 838,368
Lucid Group, Inc.*(a) 69,120 152,755
Rivian Automotive, Inc., Class A*(a) 137,280 1,386,528
Tesla, Inc.*(a) 64,960 16,230,256
Thor Industries, Inc.(a) 10,400 1,082,432
Winnebago Industries, Inc.(a) 5,120 286,925
22,833,082
Banks -
6 .5%
1st Source Corp. 2,080 123,199
Amalgamated Financial Corp.(a) 5,760 191,030
Amerant Bancorp, Inc., Class A 6,080 129,626
Ameris Bancorp(a) 13,920 862,901
Associated Banc-Corp. 34,720 824,253
Atlantic Union Bankshares Corp.(a) 15,200 574,560
Axos Financial, Inc.* 10,626 719,593
Banc of California, Inc. 28,480 437,453
BancFirst Corp.(a) 1,445 157,086
Bancorp, Inc. (The)*(a) 8,960 450,330
Bank of America Corp. 195,840 8,190,029
Bank of Hawaii Corp.(a) 480 34,670
Bank OZK(a) 23,200 1,015,000
BankUnited, Inc. 14,880 525,859
Banner Corp.(a) 8,640 553,306
Berkshire Hills Bancorp, Inc. 12,960 352,901
BOK Financial Corp. 4,000 424,920
Brookline Bancorp, Inc. 13,760 154,800
Business First Bancshares, Inc. 800 20,952
Byline Bancorp, Inc.(a) 7,040 189,446
Cadence Bank(a) 34,400 1,149,992
Capitol Federal Financial, Inc.(a) 42,880 276,362
Cathay General Bancorp(a) 14,240 654,755

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 78
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Central Pacific Financial Corp. 2,400 $ 64,656
Citigroup, Inc. 53,280 3,418,978
Citizens Financial Group, Inc. 15,520 653,702
City Holding Co.(a) 322 37,545
Coastal Financial Corp.* 3,200 201,568
Columbia Banking System, Inc.(a) 43,680 1,245,317
Comerica, Inc.(a) 28,480 1,814,461
Commerce Bancshares, Inc.(a) 4,000 250,000
Community Financial System, Inc. 4,160 254,342
Community Trust Bancorp, Inc. 1,771 91,738
ConnectOne Bancorp, Inc.(a) 2,880 69,811
CrossFirst Bankshares, Inc.* 5,440 85,408
Cullen/Frost Bankers, Inc.(a) 13,280 1,691,208
Customers Bancorp, Inc.* 4,160 191,901
CVB Financial Corp. 24,960 484,973
Dime Community Bancshares, Inc.(a) 3,840 115,469
Eagle Bancorp, Inc.(a) 8,800 230,648
East West Bancorp, Inc. 27,680 2,698,523
Eastern Bankshares, Inc. 40,264 657,511
Enterprise Financial Services Corp.
(a) 9,600 506,112
FB Financial Corp. 960 47,232
Fifth Third Bancorp 20,160 880,589
First Bancorp/NC(a) 3,059 127,560
First Bancorp/PR 38,240 737,267
First Bancshares, Inc. (The) 2,240 74,973
First Busey Corp. 14,080 342,285
First Citizens BancShares, Inc.,
Class A 322 623,827
First Commonwealth Financial Corp. 21,896 359,970
First Financial Bancorp 16,261 415,956
First Financial Bankshares, Inc.(a) 3,200 115,648
First Hawaiian, Inc.(a) 25,600 633,344
First Horizon Corp. 115,360 1,999,189
First Interstate BancSystem, Inc.,
Class A 15,680 482,944
First Merchants Corp. 14,560 539,448
First Mid Bancshares, Inc. 6,880 262,472
Flagstar Financial, Inc.(a) 50,293 508,965
FNB Corp. 67,360 976,720
Fulton Financial Corp. 33,280 602,701
Glacier Bancorp, Inc.(a) 2,880 150,192
Great Southern Bancorp, Inc. 320 18,141
Hancock Whitney Corp. 15,840 824,947
Heartland Financial USA, Inc. 6,560 390,320
Heritage Commerce Corp. 21,920 212,843
Heritage Financial Corp. 12,320 283,237
Hilltop Holdings, Inc.(a) 4,480 137,222
Home BancShares, Inc. 36,000 982,440
Hope Bancorp, Inc. 16,800 208,152
Horizon Bancorp, Inc. 16,000 256,320
Huntington Bancshares, Inc.(a) 40,800 636,072
Independent Bank Corp. 8,960 563,584
Independent Bank Corp./MI 800 26,224
Investments Shares Value
Banks
(continued)
Independent Bank Group, Inc.(a) 8,000 $ 466,880
International Bancshares Corp.(a) 11,592 710,126
JPMorgan Chase & Co. 81,440 18,073,165
KeyCorp 28,480 491,280
Lakeland Financial Corp.(a) 644 41,905
Live Oak Bancshares, Inc.(a) 640 25,414
M&T Bank Corp. 5,280 1,027,910
Mercantile Bank Corp. 2,080 89,149
Metrocity Bankshares, Inc.(a) 800 23,664
National Bank Holdings Corp., Class
A 7,520 338,099
NBT Bancorp, Inc. 320 14,233
Nicolet Bankshares, Inc. 1,419 144,298
Northwest Bancshares, Inc.(a) 24,480 325,339
OceanFirst Financial Corp. 12,640 230,048
OFG Bancorp 11,680 470,354
Old National Bancorp 64,160 1,235,721
Old Second Bancorp, Inc. 4,000 65,680
Origin Bancorp, Inc. 3,360 105,470
Pacific Premier Bancorp, Inc. 14,880 379,589
Park National Corp. 322 55,635
Pathward Financial, Inc. 2,576 182,278
Peoples Bancorp, Inc. 5,152 158,578
Pinnacle Financial Partners, Inc.(a) 16,640 1,754,688
PNC Financial Services Group, Inc.
(The) 11,040 2,078,501
Popular, Inc. 14,720 1,313,466
Preferred Bank(a) 3,680 310,482
Premier Financial Corp. 10,880 268,301
Prosperity Bancshares, Inc. 17,920 1,311,744
Provident Financial Services, Inc. 23,458 438,195
QCR Holdings, Inc. 1,771 140,086
Regions Financial Corp. 27,840 664,541
Republic Bancorp, Inc., Class A 320 21,600
S&T Bancorp, Inc. 6,880 261,302
Sandy Spring Bancorp, Inc. 5,440 183,002
ServisFirst Bancshares, Inc. 3,680 305,955
Simmons First National Corp., Class
A 20,480 475,136
Southside Bancshares, Inc. 9,440 305,856
SouthState Corp.(a) 14,400 1,404,432
Stellar Bancorp, Inc.(a) 14,720 400,678
Stock Yards Bancorp, Inc. 483 31,144
Synovus Financial Corp.(a) 31,040 1,547,965
Texas Capital Bancshares, Inc.* 2,880 221,616
TFS Financial Corp. 9,600 123,360
Tompkins Financial Corp. 4,640 299,466
Towne Bank 6,400 208,128
TriCo Bancshares 4,320 184,593
Triumph Financial, Inc.*(a) 2,080 183,810
Truist Financial Corp. 36,320 1,563,576
TrustCo Bank Corp. NY 7,200 237,456
Trustmark Corp.(a) 15,040 522,189
UMB Financial Corp.(a) 8,480 930,510
United Bankshares, Inc.(a) 28,800 1,085,184
United Community Banks, Inc.(a) 28,160 801,434

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
79 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Univest Financial Corp. 4,320 $ 120,226
US Bancorp 44,640 2,156,558
Valley National Bancorp(a) 87,840 831,845
Veritex Holdings, Inc. 11,200 302,400
WaFd, Inc.(a) 19,680 668,726
Webster Financial Corp. 35,360 1,831,648
Wells Fargo & Co. 97,760 6,346,579
WesBanco, Inc.(a) 13,600 427,720
Westamerica Bancorp(a) 5,440 280,269
Western Alliance Bancorp(a) 22,560 1,877,218
Wintrust Financial Corp. 12,160 1,409,222
WSFS Financial Corp.(a) 10,400 511,368
Zions Bancorp NA 32,160 1,674,250
109,868,918
Beverages -
0 .9%
Boston Beer Co., Inc. (The), Class A* 320 93,142
Brown-Forman Corp., Class A 1,288 56,131
Brown-Forman Corp., Class B(a) 9,280 408,598
Celsius Holdings, Inc.*(a) 4,320 129,946
Coca-Cola Co. (The) 90,400 5,904,024
Coca-Cola Consolidated, Inc. 160 179,882
Constellation Brands, Inc., Class A 3,840 892,186
Duckhorn Portfolio, Inc. (The)*(a) 17,280 189,389
Keurig Dr Pepper, Inc. 24,800 817,160
MGP Ingredients, Inc.(a) 160 7,686
Molson Coors Beverage Co., Class B 5,957 324,478
Monster Beverage Corp.* 17,710 932,963
National Beverage Corp.(a) 966 43,654
PepsiCo, Inc. 31,680 5,261,414
Vita Coco Co., Inc. (The)*(a) 3,840 113,702
15,354,355
Biotechnology -
2 .3%
89bio, Inc.* 29,920 232,778
AbbVie, Inc. 50,560 10,307,667
ACADIA Pharmaceuticals, Inc.*(a) 6,400 93,376
ADMA Biologics, Inc.* 7,360 120,042
Agios Pharmaceuticals, Inc.* 4,425 196,603
Akero Therapeutics, Inc.*(a) 7,200 221,976
Alkermes plc*(a) 31,200 801,840
Alnylam Pharmaceuticals, Inc.* 2,720 725,125
Amgen, Inc. 15,520 4,968,883
Amicus Therapeutics, Inc.* 6,279 71,706
AnaptysBio, Inc.* 2,400 51,912
Apellis Pharmaceuticals, Inc.* 3,200 87,232
Arcus Biosciences, Inc.*(a) 6,080 93,024
Arrowhead Pharmaceuticals, Inc.*(a) 2,080 39,998
Aurinia Pharmaceuticals, Inc.*(a) 12,640 91,134
Beam Therapeutics, Inc.*(a) 13,920 304,987
Biogen, Inc.* 2,880 501,120
Biohaven Ltd.* 5,760 286,618
BioMarin Pharmaceutical, Inc.* 4,480 295,187
Blueprint Medicines Corp.*(a) 3,040 266,030
Bridgebio Pharma, Inc.*(a) 4,960 116,114
Investments Shares Value
Biotechnology
(continued)
Catalyst Pharmaceuticals, Inc.* 8,623 $ 187,981
Celldex Therapeutics, Inc.*(a) 480 12,509
Crinetics Pharmaceuticals, Inc.*(a) 3,840 214,886
CRISPR Therapeutics AG*(a) 5,280 244,939
Cytokinetics, Inc.*(a) 6,400 326,400
Denali Therapeutics, Inc.*(a) 8,960 232,602
Dynavax Technologies Corp.* 12,480 147,888
Exact Sciences Corp.*(a) 4,960 341,893
Exelixis, Inc.* 16,800 557,760
Geron Corp.*(a) 22,720 93,379
Gilead Sciences, Inc. 36,800 3,268,576
Halozyme Therapeutics, Inc.* 6,720 339,830
Ideaya Biosciences, Inc.*(a) 6,720 189,168
Immunovant, Inc.*(a) 2,080 60,861
Incyte Corp.* 3,680 272,762
Insmed, Inc.*(a) 5,600 376,768
Intellia Therapeutics, Inc.*(a) 8,640 122,861
Ionis Pharmaceuticals, Inc.*(a) 6,080 233,411
Iovance Biotherapeutics, Inc.*(a) 13,120 136,973
Ironwood Pharmaceuticals, Inc.,
Class A*(a) 320 1,264
Keros Therapeutics, Inc.*(a) 2,400 139,296
Krystal Biotech, Inc.*(a) 1,440 248,443
Kura Oncology, Inc.*(a) 7,680 128,410
Kymera Therapeutics, Inc.* 2,880 132,970
Madrigal Pharmaceuticals, Inc.*(a) 960 248,966
Moderna, Inc.*(a) 6,880 373,997
Myriad Genetics, Inc.* 2,737 60,105
Natera, Inc.* 3,680 445,133
Neurocrine Biosciences, Inc.* 1,932 232,362
Novavax, Inc.*(a) 22,560 216,802
Nuvalent, Inc., Class A* 640 56,634
PTC Therapeutics, Inc.*(a) 1,600 63,872
Recursion Pharmaceuticals, Inc.,
Class A*(a) 11,520 72,806
Regeneron Pharmaceuticals, Inc.* 2,400 2,011,680
REVOLUTION Medicines, Inc.* 8,000 428,000
Rhythm Pharmaceuticals, Inc.* 2,880 137,462
Rocket Pharmaceuticals, Inc.*(a) 6,080 101,232
Roivant Sciences Ltd.*(a) 26,400 304,920
Sage Therapeutics, Inc.* 160 973
Sana Biotechnology, Inc.*(a) 12,000 42,000
Sarepta Therapeutics, Inc.*(a) 3,040 383,040
SpringWorks Therapeutics, Inc.*(a) 3,840 115,699
Summit Therapeutics, Inc.*(a) 4,960 92,206
TG Therapeutics, Inc.*(a) 1,600 40,096
Twist Bioscience Corp.*(a) 2,720 109,779
Ultragenyx Pharmaceutical, Inc.* 3,040 155,010
United Therapeutics Corp.* 1,280 478,682
Vaxcyte, Inc.*(a) 5,120 544,512
Veracyte, Inc.*(a) 6,720 226,733
Vertex Pharmaceuticals, Inc.* 6,080 2,893,958
Viking Therapeutics, Inc.*(a) 4,160 301,766
Vir Biotechnology, Inc.* 12,160 91,078
Viridian Therapeutics, Inc.* 7,520 162,206
Xencor, Inc.* 6,080 127,741

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 80
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Zymeworks, Inc.* 11,040 $ 151,248
38,555,880
Broadline Retail -
2 .8%
Amazon.com, Inc.* 219,200 40,858,880
Coupang, Inc., Class A* 29,760 767,511
Dillard's, Inc., Class A(a) 320 118,886
eBay, Inc. 15,840 910,958
Etsy, Inc.*(a) 4,800 246,912
Kohl's Corp.(a) 20,640 381,427
Macy's, Inc. 53,760 824,678
MercadoLibre, Inc.* 1,120 2,281,642
Nordstrom, Inc. 20,480 463,053
Ollie's Bargain Outlet Holdings,
Inc.*(a) 2,898 266,123
Savers Value Village, Inc.*(a) 5,760 58,925
47,178,995
Building Products -
0 .8%
A O Smith Corp. 3,059 229,731
AAON, Inc.(a) 3,381 386,178
Advanced Drainage Systems, Inc.(a) 2,240 335,731
Allegion plc 1,760 245,749
American Woodmark Corp.* 3,840 348,326
Apogee Enterprises, Inc.(a) 2,400 179,616
Armstrong World Industries, Inc.(a) 1,120 156,296
AZEK Co., Inc. (The), Class A* 4,320 190,080
AZZ, Inc.(a) 2,400 182,832
Builders FirstSource, Inc.* 4,000 685,600
Carlisle Cos., Inc. 1,288 543,832
Carrier Global Corp. 20,930 1,522,030
CSW Industrials, Inc. 480 169,488
Fortune Brands Innovations, Inc. 4,480 373,318
Gibraltar Industries, Inc.* 805 54,330
Griffon Corp.(a) 3,200 201,216
Hayward Holdings, Inc.*(a) 11,040 179,510
Insteel Industries, Inc. 2,400 64,728
JELD-WEN Holding, Inc.*(a) 12,320 174,451
Johnson Controls International plc 16,800 1,269,240
Lennox International, Inc. 800 482,056
Masco Corp. 6,440 514,620
Masterbrand, Inc.*(a) 23,200 416,672
Owens Corning 3,040 537,442
Quanex Building Products Corp. 4,640 134,838
Resideo Technologies, Inc.* 25,600 503,552
Simpson Manufacturing Co., Inc.(a) 1,449 260,516
Trane Technologies plc 5,152 1,907,064
Trex Co., Inc.*(a) 5,600 396,760
UFP Industries, Inc. 11,914 1,457,559
Zurn Elkay Water Solutions Corp.(a) 4,186 151,115
14,254,476
Capital Markets -
3 .3%
Affiliated Managers Group, Inc. 7,040 1,365,056
Ameriprise Financial, Inc. 2,400 1,224,720
Investments Shares Value
Capital Markets
(continued)
Ares Management Corp., Class A 3,680 $ 617,062
Artisan Partners Asset Management,
Inc., Class A 1,920 84,672
B. Riley Financial, Inc.(a) 2,400 14,148
Bank of New York Mellon Corp. (The) 20,480 1,543,373
BGC Group, Inc., Class A 27,360 256,363
Blackrock, Inc. 4,160 4,081,085
Blackstone, Inc. 16,160 2,710,840
Blue Owl Capital, Inc., Class A(a) 17,388 388,796
Brightsphere Investment Group, Inc. 4,830 127,464
Carlyle Group, Inc. (The) 4,800 240,144
Charles Schwab Corp. (The) 34,080 2,413,886
CME Group, Inc. 8,160 1,838,938
Cohen & Steers, Inc.(a) 1,440 142,229
Coinbase Global, Inc., Class A* 4,320 774,360
DigitalBridge Group, Inc.(a) 8,320 130,541
Donnelley Financial Solutions, Inc.* 1,120 65,341
Evercore, Inc., Class A 1,760 464,939
FactSet Research Systems, Inc. 805 365,518
Federated Hermes, Inc., Class B 14,240 571,451
Franklin Resources, Inc. 8,800 182,776
Goldman Sachs Group, Inc. (The) 9,440 4,887,938
Hamilton Lane, Inc., Class A(a) 2,400 431,136
Houlihan Lokey, Inc., Class A(a) 1,610 278,160
Interactive Brokers Group, Inc., Class
A 3,200 488,256
Intercontinental Exchange, Inc. 13,276 2,069,330
Invesco Ltd. 65,760 1,140,278
Janus Henderson Group plc 27,680 1,143,461
Jefferies Financial Group, Inc. 31,360 2,006,413
KKR & Co., Inc. 18,240 2,521,498
LPL Financial Holdings, Inc. 2,080 586,934
MarketAxess Holdings, Inc. 2,080 601,994
Moelis & Co., Class A(a) 3,059 203,118
Moody's Corp. 3,840 1,743,514
Morgan Stanley 36,480 4,240,800
Morningstar, Inc. 483 158,448
MSCI, Inc. 1,771 1,011,595
Nasdaq, Inc. 8,000 591,360
Northern Trust Corp.(c) 6,400 643,328
Open Lending Corp.*(a) 9,280 51,968
Piper Sandler Cos.(a) 960 272,294
PJT Partners, Inc., Class A(a) 322 44,745
Raymond James Financial, Inc. 5,120 758,886
Robinhood Markets, Inc., Class A* 16,640 390,874
S&P Global, Inc. 7,200 3,458,592
SEI Investments Co. 3,520 263,155
State Street Corp. 9,120 846,336
StepStone Group, Inc., Class A(a) 2,240 134,691
Stifel Financial Corp.(a) 20,320 2,105,558
StoneX Group, Inc.* 6,004 540,600
T. Rowe Price Group, Inc.(a) 7,040 773,414
TPG, Inc., Class A(a) 2,093 141,654
Tradeweb Markets, Inc., Class A 3,520 447,040
Victory Capital Holdings, Inc., Class
A(a) 6,720 402,730

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
81 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Virtu Financial, Inc., Class A 20,480 $ 634,061
Virtus Investment Partners, Inc. 1,120 242,334
WisdomTree, Inc.(a) 161 1,666
55,861,861
Chemicals -
1 .4%
AdvanSix, Inc.(a) 4,960 140,715
Air Products and Chemicals, Inc. 6,080 1,888,022
Albemarle Corp.(a) 2,400 227,352
Arcadium Lithium plc*(a) 217,920 1,174,589
Ashland, Inc. 1,771 149,773
Avient Corp. 5,760 268,474
Axalta Coating Systems Ltd.* 8,211 311,361
Balchem Corp.(a) 1,771 296,341
Cabot Corp.(a) 3,200 345,056
Celanese Corp.(a) 3,040 382,949
CF Industries Holdings, Inc. 6,240 513,115
Chemours Co. (The)(a) 32,160 584,026
Corteva, Inc. 15,200 925,984
Dow, Inc.(a) 18,720 924,394
DuPont de Nemours, Inc. 10,720 889,653
Eastman Chemical Co. 3,360 353,102
Ecolab, Inc. 5,440 1,336,771
Ecovyst, Inc.* 9,440 62,870
Element Solutions, Inc. 12,397 335,959
FMC Corp.(a) 7,200 467,928
Hawkins, Inc.(a) 483 51,633
HB Fuller Co.(a) 1,449 106,038
Huntsman Corp. 2,560 56,320
Ingevity Corp.* 160 6,686
Innospec, Inc. 644 69,410
International Flavors & Fragrances,
Inc. 4,800 477,264
Koppers Holdings, Inc. 3,360 114,274
Kronos Worldwide, Inc.(a) 5,920 68,317
Linde plc 11,200 5,108,880
LSB Industries, Inc.* 800 6,560
LyondellBasell Industries NV, Class A 7,245 629,228
Mativ Holdings, Inc. 12,000 185,400
Minerals Technologies, Inc.(a) 2,240 168,650
Mosaic Co. (The) 10,560 282,586
NewMarket Corp.(a) 1,280 671,961
Olin Corp. 3,520 144,426
Perimeter Solutions SA* 14,880 197,606
PPG Industries, Inc. 4,960 617,570
PureCycle Technologies, Inc.*(a) 18,720 243,734
Quaker Chemical Corp. 640 97,011
RPM International, Inc. 2,576 327,435
Scotts Miracle-Gro Co. (The) 3,360 292,253
Sensient Technologies Corp. 960 72,461
Sherwin-Williams Co. (The) 5,280 1,894,306
Stepan Co. 320 23,149
Tronox Holdings plc 4,480 54,298
Westlake Corp.(a) 480 63,331
23,609,221
Investments Shares Value
Commercial Services & Supplies -
0 .7%
ABM Industries, Inc. 11,520 $ 611,251
ACV Auctions, Inc., Class A* 1,120 19,365
Brady Corp., Class A 966 68,721
BrightView Holdings, Inc.* 3,840 62,899
Brink's Co. (The) 9,338 959,853
Casella Waste Systems, Inc., Class
A* 1,932 189,104
Cimpress plc* 1,600 110,416
Cintas Corp. 7,728 1,590,500
Clean Harbors, Inc.* 1,600 370,016
Copart, Inc.* 20,480 1,054,106
CoreCivic, Inc.*(a) 10,080 139,205
Deluxe Corp.(a) 9,760 183,098
Ennis, Inc.(a) 4,320 87,955
Enviri Corp.* 17,120 131,139
GEO Group, Inc. (The)*(a) 21,440 325,459
HNI Corp.(a) 3,220 158,681
Interface, Inc., Class A 8,480 148,146
Matthews International Corp., Class A 10,720 249,669
MillerKnoll, Inc.(a) 17,440 389,958
MSA Safety, Inc.(a) 2,080 345,176
OPENLANE, Inc.* 2,880 45,504
Pitney Bowes, Inc.(a) 48,000 346,080
Republic Services, Inc. 4,830 956,340
Rollins, Inc. 5,957 280,813
Steelcase, Inc., Class A 25,120 302,194
Stericycle, Inc.* 5,120 314,726
Tetra Tech, Inc.(a) 8,320 406,682
UniFirst Corp. 800 143,848
Veralto Corp. 6,400 654,016
Viad Corp.* 2,093 78,362
Waste Management, Inc. 8,694 1,876,600
12,599,882
Communications Equipment -
0 .7%
Arista Networks, Inc.* 5,760 2,225,894
Calix, Inc.*(a) 4,320 152,842
Ciena Corp.* 5,280 335,333
Cisco Systems, Inc. 115,520 6,327,030
Digi International, Inc.* 3,220 93,283
Extreme Networks, Inc.* 8,800 131,384
F5, Inc.* 1,120 261,946
Harmonic, Inc.*(a) 4,160 46,134
Infinera Corp.* 2,240 15,053
Juniper Networks, Inc. 9,760 379,664
Lumentum Holdings, Inc.*(a) 4,800 306,576
Motorola Solutions, Inc. 4,025 1,808,634
NetScout Systems, Inc.* 8,000 168,240
Viasat, Inc.*(a) 7,040 67,584
Viavi Solutions, Inc.* 4,320 39,830
12,359,427
Construction & Engineering -
0 .4%
AECOM 4,080 435,744
Ameresco, Inc., Class A* 8,640 265,853
API Group Corp.*(a) 6,880 234,883
Arcosa, Inc.(a) 1,288 120,608

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 82
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Argan, Inc. 1,610 $ 212,584
Comfort Systems USA, Inc.(a) 800 312,832
Construction Partners, Inc., Class A* 805 63,378
Dycom Industries, Inc.* 1,288 224,537
EMCOR Group, Inc. 1,280 570,970
Fluor Corp.* 5,474 286,181
Granite Construction, Inc. 3,220 270,641
IES Holdings, Inc.* 960 209,918
MasTec, Inc.* 2,400 294,936
MDU Resources Group, Inc.(a) 11,840 341,584
MYR Group, Inc.* 1,120 146,720
Primoris Services Corp. 4,160 260,499
Quanta Services, Inc.(a) 3,680 1,109,998
Sterling Infrastructure, Inc.* 2,080 321,256
Tutor Perini Corp.*(a) 4,640 120,269
Valmont Industries, Inc. 640 199,475
WillScot Holdings Corp.*(a) 5,920 196,189
6,199,055
Construction Materials -
0 .2%
CRH plc 18,560 1,771,181
Eagle Materials, Inc.(a) 1,610 459,590
Knife River Corp.*(a) 960 93,427
Martin Marietta Materials, Inc. 1,449 858,301
Summit Materials, Inc., Class A* 4,760 225,672
Vulcan Materials Co. 2,898 793,849
4,202,020
Consumer Finance -
0 .8%
Ally Financial, Inc. 9,920 347,696
American Express Co. 16,480 4,450,918
Bread Financial Holdings, Inc. 11,520 574,272
Capital One Financial Corp. 11,200 1,823,248
Credit Acceptance Corp.*(a) 276 117,300
Discover Financial Services 7,360 1,092,445
Encore Capital Group, Inc.*(a) 5,920 270,426
Enova International, Inc.* 6,560 570,130
EZCORP, Inc., Class A* 3,200 36,768
FirstCash Holdings, Inc. 1,288 133,269
LendingClub Corp.* 13,920 197,386
Navient Corp.(a) 21,896 311,580
Nelnet, Inc., Class A 1,440 162,288
NerdWallet, Inc., Class A* 9,920 145,725
OneMain Holdings, Inc. 22,080 1,096,714
PROG Holdings, Inc.(a) 6,720 293,462
SLM Corp. 48,480 1,068,014
SoFi Technologies, Inc.*(a) 40,800 455,736
Synchrony Financial 9,440 520,522
Upstart Holdings, Inc.* 3,840 186,931
World Acceptance Corp.* 322 36,740
13,891,570
Consumer Staples Distribution & Retail -
1 .5%
Albertsons Cos., Inc., Class A 8,160 147,696
Andersons, Inc. (The) 2,720 123,488
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
BJ's Wholesale Club Holdings, Inc.* 3,945 $ 334,260
Casey's General Stores, Inc.(a) 1,120 441,302
Chefs' Warehouse, Inc. (The)*(a) 3,360 134,131
Costco Wholesale Corp. 10,240 8,951,603
Dollar General Corp. 4,480 358,579
Dollar Tree, Inc.*(a) 4,640 299,930
Grocery Outlet Holding Corp.* 640 9,152
Ingles Markets, Inc., Class A 1,600 102,176
Kroger Co. (The) 19,840 1,106,477
Maplebear, Inc.* 6,560 289,296
Performance Food Group Co.* 3,520 286,000
PriceSmart, Inc.(a) 322 26,752
SpartanNash Co. 7,680 161,587
Sprouts Farmers Market, Inc.*(a) 5,280 678,110
Sysco Corp.(a) 11,200 839,440
Target Corp.(a) 13,120 1,968,525
United Natural Foods, Inc.* 8,960 182,246
US Foods Holding Corp.* 6,720 414,288
Walgreens Boots Alliance, Inc.(a) 7,680 72,653
Walmart, Inc. 100,480 8,234,336
Weis Markets, Inc.(a) 1,586 99,744
25,261,771
Containers & Packaging -
0 .6%
Amcor plc(a) 32,480 361,502
AptarGroup, Inc. 2,240 376,119
Avery Dennison Corp. 1,610 333,318
Ball Corp. 8,000 474,000
Berry Global Group, Inc. 23,840 1,679,528
Crown Holdings, Inc. 4,000 374,200
Graphic Packaging Holding Co.(a) 59,520 1,682,035
Greif, Inc., Class A 5,313 331,744
Greif, Inc., Class B 160 10,709
International Paper Co.(a) 7,520 417,661
Myers Industries, Inc. 2,560 30,157
O-I Glass, Inc.* 36,480 405,293
Packaging Corp. of America 2,400 549,456
Pactiv Evergreen, Inc. 12,480 141,523
Sealed Air Corp. 26,080 943,574
Silgan Holdings, Inc. 5,120 264,909
Smurfit WestRock plc 14,240 733,360
Sonoco Products Co.(a) 18,560 974,771
TriMas Corp. 1,288 34,583
10,118,442
Distributors -
0 .1%
A-Mark Precious Metals, Inc.(a) 3,360 130,536
Genuine Parts Co. 3,680 422,096
LKQ Corp. 8,694 319,852
Pool Corp.(a) 1,120 405,037
1,277,521
Diversified Consumer Services -
0 .2%
ADT, Inc. 45,440 327,168
Adtalem Global Education, Inc.* 6,240 504,941
Bright Horizons Family Solutions,
Inc.* 3,040 405,749

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
83 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Diversified Consumer Services
(continued)
Duolingo, Inc., Class A*(a) 1,120 $ 328,126
Frontdoor, Inc.*(a) 2,240 111,306
Graham Holdings Co., Class B 160 134,928
Grand Canyon Education, Inc.* 1,120 153,563
H&R Block, Inc.(a) 7,680 458,726
Laureate Education, Inc. 8,640 148,435
OneSpaWorld Holdings Ltd. 8,211 143,775
Perdoceo Education Corp. 8,480 189,528
Service Corp. International(a) 4,186 341,787
Strategic Education, Inc. 1,610 140,005
Stride, Inc.*(a) 3,200 298,496
3,686,533
Diversified REITs -
0 .1%
Alexander & Baldwin, Inc., REIT 2,737 50,935
Armada Hoffler Properties, Inc., REIT 22,080 239,126
Broadstone Net Lease, Inc., REIT(a) 13,440 236,410
Empire State Realty Trust, Inc., Class
A, REIT 14,560 154,336
Essential Properties Realty Trust,
Inc., REIT(a) 6,880 218,027
Gladstone Commercial Corp.,
REIT(a) 8,480 133,518
Global Net Lease, Inc., REIT(a) 27,360 213,134
WP Carey, Inc., REIT 4,480 249,626
1,495,112
Diversified Telecommunication Services -
0 .9%
Anterix, Inc.*(a) 3,040 98,739
AT&T, Inc. 203,360 4,583,734
Cogent Communications Holdings,
Inc.(a) 3,520 282,550
Frontier Communications Parent,
Inc.* 40,320 1,440,634
Globalstar, Inc.*(a) 42,240 44,352
Iridium Communications, Inc. 5,920 173,634
Liberty Global Ltd., Class A*(a) 28,320 561,019
Liberty Global Ltd., Class C*(a) 36,000 742,320
Liberty Latin America Ltd., Class
A*(a) 17,920 175,437
Liberty Latin America Ltd., Class C* 14,400 139,392
Lumen Technologies, Inc.*(a) 200,320 1,280,045
Shenandoah Telecommunications
Co. 960 13,286
Verizon Communications, Inc. 119,520 5,035,378
14,570,520
Electric Utilities -
1 .6%
ALLETE, Inc. 10,080 644,213
Alliant Energy Corp.(a) 6,080 364,800
American Electric Power Co., Inc. 14,400 1,422,000
Avangrid, Inc. 4,320 154,267
Constellation Energy Corp. 7,040 1,851,239
Duke Energy Corp. 21,280 2,452,946
Edison International(a) 10,080 830,592
Investments Shares Value
Electric Utilities
(continued)
Entergy Corp. 5,280 $ 817,238
Evergy, Inc. 8,000 483,520
Eversource Energy 11,360 748,056
Exelon Corp. 25,760 1,012,368
FirstEnergy Corp.(a) 15,040 629,123
Hawaiian Electric Industries, Inc.* 35,040 359,861
IDACORP, Inc. 1,120 115,898
MGE Energy, Inc.(a) 966 87,413
NextEra Energy, Inc. 58,240 4,615,520
NRG Energy, Inc. 7,040 636,416
OGE Energy Corp.(a) 6,720 268,733
Otter Tail Corp.(a) 2,880 226,138
PG&E Corp. 56,160 1,135,555
Pinnacle West Capital Corp.(a) 21,920 1,924,795
Portland General Electric Co.(a) 22,880 1,084,512
PPL Corp. 17,600 573,056
Southern Co. (The) 30,400 2,767,312
TXNM Energy, Inc.(a) 20,960 912,598
Xcel Energy, Inc. 17,120 1,143,787
27,261,956
Electrical Equipment -
0 .9%
Acuity Brands, Inc.(a) 1,760 529,214
AMETEK, Inc. 4,960 909,366
Atkore, Inc. 8,000 686,080
Bloom Energy Corp., Class A*(a) 1,920 18,432
Eaton Corp. plc 9,177 3,042,910
Emerson Electric Co. 17,440 1,888,229
EnerSys 7,360 712,890
Fluence Energy, Inc., Class A*(a) 7,040 153,120
GE Vernova, Inc.* 5,920 1,785,827
Generac Holdings, Inc.*(a) 2,880 476,784
Hubbell, Inc., Class B(a) 1,127 481,263
NEXTracker, Inc., Class A*(a) 24,000 955,680
nVent Electric plc(a) 4,960 369,867
Plug Power, Inc.*(a) 165,280 323,949
Regal Rexnord Corp.(a) 1,932 321,755
Rockwell Automation, Inc. 2,576 687,045
Sensata Technologies Holding plc(a) 27,520 945,037
Sunrun, Inc.* 48,960 707,472
Vertiv Holdings Co., Class A(a) 8,800 961,752
Vicor Corp.* 480 21,941
15,978,613
Electronic Equipment, Instruments & Components -
1 .0%
Advanced Energy Industries, Inc.(a) 966 104,840
Amphenol Corp., Class A 26,240 1,758,605
Arrow Electronics, Inc.*(a) 10,400 1,234,168
Avnet, Inc.(a) 18,676 1,012,426
Badger Meter, Inc. 1,760 352,088
Bel Fuse, Inc., Class B(a) 640 48,269
Belden, Inc.(a) 2,560 291,507
Benchmark Electronics, Inc.(a) 7,728 334,622
CDW Corp. 2,898 545,491
Cognex Corp. 7,680 308,966
Coherent Corp.*(a) 7,041 650,829
Corning, Inc. 20,480 974,643

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 84
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Crane NXT Co.(a) 4,000 $ 217,080
CTS Corp. 805 39,839
ePlus, Inc.*(a) 2,240 199,248
Fabrinet* 1,932 465,554
Flex Ltd.* 14,880 515,890
Insight Enterprises, Inc.*(a) 6,080 1,063,514
IPG Photonics Corp.*(a) 1,920 155,443
Itron, Inc.*(a) 1,771 197,927
Jabil, Inc. 4,160 512,054
Keysight Technologies, Inc.* 4,000 596,040
Kimball Electronics, Inc.*(a) 3,200 56,928
Knowles Corp.*(a) 2,415 41,828
Littelfuse, Inc.(a) 960 234,845
Mirion Technologies, Inc., Class A*(a) 15,520 229,696
Novanta, Inc.* 1,771 301,495
OSI Systems, Inc.*(a) 480 63,461
PC Connection, Inc.(a) 161 10,248
Plexus Corp.* 640 92,224
Sanmina Corp.* 12,480 874,848
ScanSource, Inc.* 3,703 157,044
TD SYNNEX Corp. 644 74,285
TE Connectivity plc(a) 7,680 1,132,186
Teledyne Technologies, Inc.* 1,127 513,146
Trimble, Inc.* 5,120 309,760
TTM Technologies, Inc.*(a) 19,481 437,154
Vishay Intertechnology, Inc.(a) 9,600 162,816
Vontier Corp.(a) 8,800 326,304
Zebra Technologies Corp., Class A* 960 366,691
16,964,002
Energy Equipment & Services -
0 .5%
Archrock, Inc. 11,040 221,021
Atlas Energy Solutions, Inc., Class
A(a) 18,880 369,481
Baker Hughes Co. 25,760 980,941
Cactus, Inc., Class A(a) 4,025 238,642
ChampionX Corp. 10,560 298,003
Halliburton Co. 24,640 683,514
Helix Energy Solutions Group,
Inc.*(a) 13,120 121,360
Helmerich & Payne, Inc.(a) 16,480 553,728
Innovex International, Inc.* 2,240 31,785
Liberty Energy, Inc., Class A(a) 36,640 625,445
Nabors Industries Ltd.*(a) 2,720 202,414
NOV, Inc. 20,480 317,645
Oceaneering International, Inc.*(a) 7,840 191,296
Patterson-UTI Energy, Inc.(a) 70,240 538,741
ProFrac Holding Corp., Class A*(a) 16,160 96,233
ProPetro Holding Corp.* 25,760 178,002
RPC, Inc.(a) 11,520 65,433
Schlumberger NV 39,680 1,589,978
Select Water Solutions, Inc., Class
A(a) 11,680 123,808
Tidewater, Inc.* 1,280 76,890
Investments Shares Value
Energy Equipment & Services
(continued)
Transocean Ltd.*(a) 183,840 $ 797,866
Valaris Ltd.*(a) 1,440 72,864
Weatherford International plc 3,840 303,360
8,678,450
Entertainment -
1 .1%
AMC Entertainment Holdings, Inc.,
Class A* 54,400 238,816
Atlanta Braves Holdings, Inc., Class
C* 193 7,626
Cinemark Holdings, Inc.*(a) 8,480 252,280
Electronic Arts, Inc.(a) 5,760 868,896
Endeavor Group Holdings, Inc.,
Class A(a) 9,600 283,104
IMAX Corp.*(a) 1,771 43,035
Liberty Media Corp.-Liberty Formula
One, Class A* 1,610 119,526
Liberty Media Corp.-Liberty Formula
One, Class C*(a) 4,991 398,482
Lions Gate Entertainment Corp.,
Class B* 9,600 67,680
Live Nation Entertainment, Inc.*(a) 4,160 487,302
Madison Square Garden Sports
Corp.* 320 71,264
Netflix, Inc.* 9,920 7,499,818
Playtika Holding Corp. 22,400 175,392
ROBLOX Corp., Class A* 10,720 554,438
Roku, Inc.* 5,120 328,090
Sphere Entertainment Co.* 3,840 160,550
Take-Two Interactive Software,
Inc.*(a) 4,000 646,880
TKO Group Holdings, Inc., Class A* 3,840 448,397
Walt Disney Co. (The) 50,880 4,894,656
Warner Bros Discovery, Inc.*(a) 77,440 629,587
Warner Music Group Corp., Class
A(a) 2,880 92,045
18,267,864
Financial Services -
4 .2%
Affirm Holdings, Inc., Class A* 10,560 463,056
Apollo Global Management, Inc.(a) 12,320 1,764,963
AvidXchange Holdings, Inc.* 10,560 87,014
Berkshire Hathaway, Inc., Class B* 51,520 23,231,398
Block, Inc., Class A* 12,800 925,696
Compass Diversified Holdings 7,520 163,184
Corebridge Financial, Inc. 2,880 91,498
Corpay, Inc.* 1,435 473,148
Enact Holdings, Inc. 3,360 114,542
Equitable Holdings, Inc. 11,200 507,808
Essent Group Ltd. 20,320 1,219,403
Euronet Worldwide, Inc.*(a) 8,480 835,026
EVERTEC, Inc.(a) 4,800 157,248
Federal Agricultural Mortgage Corp.,
Class C(a) 800 146,616
Fidelity National Information
Services, Inc. 15,840 1,421,323
Fiserv, Inc.* 16,320 3,229,728

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
85 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
Flywire Corp.* 4,960 $ 86,403
Global Payments, Inc. 6,560 680,338
HA Sustainable Infrastructure Capital,
Inc.(a) 23,520 822,965
International Money Express, Inc.* 2,254 39,648
Jack Henry & Associates, Inc.(a) 1,771 322,198
Jackson Financial, Inc., Class A(a) 13,280 1,327,336
Marqeta, Inc., Class A* 23,360 132,218
Mastercard, Inc., Class A 18,880 9,432,259
Merchants Bancorp(a) 2,898 107,052
MGIC Investment Corp. 55,040 1,378,202
Mr Cooper Group, Inc.* 13,280 1,175,944
NCR Atleos Corp.* 12,800 335,104
NMI Holdings, Inc., Class A* 17,710 685,023
PayPal Holdings, Inc.* 29,760 2,359,968
PennyMac Financial Services, Inc. 4,800 478,464
Radian Group, Inc.(a) 33,440 1,167,390
Remitly Global, Inc.* 8,320 149,594
Repay Holdings Corp., Class A*(a) 24,000 190,920
Rocket Cos., Inc., Class A*(a) 6,720 108,192
Shift4 Payments, Inc., Class A*(a) 1,920 173,645
Toast, Inc., Class A*(a) 20,000 600,600
Visa, Inc., Class A(a) 38,400 11,130,240
Voya Financial, Inc.(a) 20,640 1,657,392
Walker & Dunlop, Inc.(a) 2,240 244,989
Western Union Co. (The) 68,000 731,680
WEX, Inc.*(a) 1,440 248,544
70,597,959
Food Products -
1 .0%
Archer-Daniels-Midland Co. 15,360 848,026
B&G Foods, Inc.(a) 17,120 145,862
Bunge Global SA 3,680 309,193
Cal-Maine Foods, Inc. 7,040 617,971
Campbell Soup Co.(a) 3,680 171,672
Conagra Brands, Inc.(a) 13,440 388,954
Darling Ingredients, Inc.*(a) 35,520 1,389,187
Flowers Foods, Inc.(a) 4,640 103,147
Fresh Del Monte Produce, Inc. 6,560 210,642
Freshpet, Inc.*(a) 2,080 275,683
General Mills, Inc.(a) 14,400 979,488
Hain Celestial Group, Inc. (The)*(a) 12,480 108,950
Hershey Co. (The)(a) 3,040 539,843
Hormel Foods Corp. 9,920 303,056
Ingredion, Inc.(a) 13,041 1,731,323
J & J Snack Foods Corp.(a) 1,127 184,963
J M Smucker Co. (The) 3,680 417,717
John B Sanfilippo & Son, Inc. 1,120 92,411
Kellanova 8,960 722,624
Kraft Heinz Co. (The) 22,560 754,858
Lamb Weston Holdings, Inc.(a) 3,381 262,670
Lancaster Colony Corp.(a) 1,120 194,432
McCormick & Co., Inc. (Non-Voting) 6,400 500,736
Mission Produce, Inc.* 9,600 113,280
Mondelez International, Inc., Class A 38,240 2,618,675
Investments Shares Value
Food Products
(continued)
Pilgrim's Pride Corp.*(a) 5,760 $ 279,014
Post Holdings, Inc.*(a) 10,080 1,100,837
Simply Good Foods Co. (The)*(a) 2,254 75,870
Tootsie Roll Industries, Inc.(a) 2,386 69,600
Tyson Foods, Inc., Class A 6,240 365,602
Utz Brands, Inc.(a) 6,923 119,214
Westrock Coffee Co.*(a) 8,320 55,245
WK Kellogg Co.(a) 8,800 146,344
16,197,089
Gas Utilities -
0 .2%
Atmos Energy Corp.(a) 2,898 402,184
Chesapeake Utilities Corp.(a) 1,600 191,664
National Fuel Gas Co.(a) 16,960 1,026,589
New Jersey Resources Corp. 5,440 249,642
Northwest Natural Holding Co.(a) 160 6,222
ONE Gas, Inc.(a) 960 68,419
Southwest Gas Holdings, Inc. 1,120 82,040
Spire, Inc.(a) 13,280 848,061
UGI Corp.(a) 47,200 1,128,552
4,003,373
Ground Transportation -
0 .9%
ArcBest Corp.(a) 1,600 166,688
Avis Budget Group, Inc.(a) 2,240 185,920
CSX Corp. 54,560 1,835,398
Heartland Express, Inc. 8,960 96,813
JB Hunt Transport Services, Inc.(a) 1,932 348,958
Knight-Swift Transportation Holdings,
Inc., Class A 8,320 433,306
Landstar System, Inc. 1,610 282,990
Lyft, Inc., Class A* 18,080 234,498
Marten Transport Ltd. 2,415 37,384
Norfolk Southern Corp. 5,280 1,322,270
Old Dominion Freight Line, Inc.(a) 4,508 907,550
RXO, Inc.* 8,160 230,030
Ryder System, Inc.(a) 9,338 1,365,963
Saia, Inc.*(a) 800 390,888
Schneider National, Inc., Class B(a) 3,840 108,595
Uber Technologies, Inc.* 47,520 3,423,816
U-Haul Holding Co.(a) 2,240 152,902
U-Haul Holding Co.*(a) 161 11,806
Union Pacific Corp. 14,080 3,267,546
XPO, Inc.* 3,520 459,466
15,262,787
Health Care Equipment & Supplies -
2 .0%
Abbott Laboratories 39,840 4,516,661
Align Technology, Inc.* 1,440 295,243
Alphatec Holdings, Inc.*(a) 161 1,264
Avanos Medical, Inc.* 6,240 116,563
Axonics, Inc.*(a) 1,920 134,976
Baxter International, Inc.(a) 12,640 451,248
Becton Dickinson & Co. 8,320 1,943,469
Boston Scientific Corp.* 34,240 2,876,845
CONMED Corp.(a) 1,920 131,021
Cooper Cos., Inc. (The)* 4,508 471,897

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 86
Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Dentsply Sirona, Inc. 13,280 $ 307,698
Dexcom, Inc.* 9,016 635,448
Edwards Lifesciences Corp.* 13,760 922,057
Embecta Corp. 16,640 234,291
Enovis Corp.*(a) 3,520 145,284
Envista Holdings Corp.*(a) 40,160 842,155
GE HealthCare Technologies, Inc. 7,840 684,824
Glaukos Corp.*(a) 2,254 298,091
Globus Medical, Inc., Class A*(a) 3,360 247,094
Haemonetics Corp.*(a) 2,080 148,013
Hologic, Inc.* 6,560 530,507
ICU Medical, Inc.* 1,440 245,851
IDEXX Laboratories, Inc.* 1,920 781,286
Inari Medical, Inc.* 640 30,976
Inspire Medical Systems, Inc.*(a) 1,120 218,445
Insulet Corp.* 1,280 296,358
Integer Holdings Corp.*(a) 805 100,021
Integra LifeSciences Holdings Corp.* 1,120 21,011
Intuitive Surgical, Inc.* 8,000 4,030,720
iRhythm Technologies, Inc.*(a) 1,440 104,314
Lantheus Holdings, Inc.*(a) 3,927 431,342
LeMaitre Vascular, Inc.(a) 161 14,231
LivaNova plc* 800 41,296
Masimo Corp.*(a) 1,920 276,499
Medtronic plc 37,280 3,327,240
Merit Medical Systems, Inc.* 1,600 157,856
Neogen Corp.*(a) 48,000 685,440
Omnicell, Inc.* 4,640 225,690
OrthoPediatrics Corp.* 4,320 114,610
Penumbra, Inc.*(a) 1,600 366,192
PROCEPT BioRobotics Corp.*(a) 2,240 201,600
QuidelOrtho Corp.*(a) 160 6,088
ResMed, Inc. 3,040 737,109
SI-BONE, Inc.*(a) 8,960 123,648
Solventum Corp.* 2,400 174,192
STAAR Surgical Co.*(a) 4,320 125,237
STERIS plc 2,576 571,486
Stryker Corp.(a) 8,160 2,907,245
Tandem Diabetes Care, Inc.*(a) 4,320 135,518
Teleflex, Inc. 800 160,848
TransMedics Group, Inc.*(a) 1,288 105,577
Varex Imaging Corp.* 9,120 119,746
Zimmer Biomet Holdings, Inc.(a) 3,840 410,573
33,182,894
Health Care Providers & Services -
2 .3%
Acadia Healthcare Co., Inc.*(a) 2,880 122,947
Addus HomeCare Corp.* 960 119,443
Amedisys, Inc.* 1,600 151,360
Astrana Health, Inc.*(a) 2,560 137,677
Brookdale Senior Living, Inc.*(a) 46,825 293,593
Cardinal Health, Inc. 7,840 850,797
Castle Biosciences, Inc.* 2,400 83,208
Cencora, Inc.(a) 4,320 985,306
Centene Corp.* 16,320 1,016,083
Investments Shares Value
Health Care Providers & Services
(continued)
Chemed Corp. 480 $ 259,315
Cigna Group (The) 8,160 2,568,850
CorVel Corp.*(a) 160 47,651
Cross Country Healthcare, Inc.*(a) 6,923 78,991
CVS Health Corp. 36,160 2,041,594
DaVita, Inc.*(a) 1,920 268,435
Elevance Health, Inc. 6,560 2,661,786
Encompass Health Corp. 3,360 334,186
Ensign Group, Inc. (The) 1,760 272,782
Fulgent Genetics, Inc.* 4,160 89,232
Guardant Health, Inc.* 8,800 192,544
HCA Healthcare, Inc. 5,440 1,951,546
HealthEquity, Inc.*(a) 3,542 301,955
Henry Schein, Inc.*(a) 24,480 1,719,230
Hims & Hers Health, Inc.*(a) 3,360 63,269
Humana, Inc. 3,040 783,803
Labcorp Holdings, Inc.(a) 2,737 624,775
McKesson Corp. 3,680 1,842,171
Molina Healthcare, Inc.* 1,440 462,557
National Research Corp.(a) 2,093 37,946
NeoGenomics, Inc.*(a) 2,080 28,267
Option Care Health, Inc.*(a) 8,694 200,310
Owens & Minor, Inc.* 2,400 30,504
Patterson Cos., Inc.(a) 16,800 352,968
Pediatrix Medical Group, Inc.*(a) 20,000 246,400
Premier, Inc., Class A(a) 21,120 425,568
Privia Health Group, Inc.*(a) 9,920 182,131
Progyny, Inc.* 2,240 33,712
Quest Diagnostics, Inc. 3,200 495,456
R1 RCM, Inc.*(a) 1,920 27,379
RadNet, Inc.* 1,440 93,658
Select Medical Holdings Corp. 19,040 610,803
Surgery Partners, Inc.*(a) 3,059 88,099
Tenet Healthcare Corp.* 3,200 496,064
UnitedHealth Group, Inc. 26,400 14,902,800
Universal Health Services, Inc.,
Class B 1,760 359,586
US Physical Therapy, Inc. 161 12,909
38,949,646
Health Care REITs -
0 .3%
Alexandria Real Estate Equities, Inc.,
REIT 2,720 303,416
CareTrust REIT, Inc., REIT 6,762 220,914
Community Healthcare Trust, Inc.,
REIT 5,760 108,058
Diversified Healthcare Trust, REIT* 26,560 94,819
Global Medical REIT, Inc., REIT(a) 12,640 114,898
Healthpeak Properties, Inc., REIT 12,480 280,176
Medical Properties Trust, Inc.,
REIT(a) 120,800 559,304
National Health Investors, Inc.,
REIT(a) 640 49,056
Omega Healthcare Investors, Inc.,
REIT(a) 8,000 339,760
Sabra Health Care REIT, Inc.,
REIT(a) 10,560 204,864

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
87 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care REITs
(continued)
Universal Health Realty Income
Trust, REIT 2,720 $ 107,603
Ventas, Inc., REIT 7,680 502,963
Welltower, Inc., REIT 13,760 1,855,949
4,741,780
Health Care Technology -
0 .1%
Definitive Healthcare Corp., Class A* 10,720 44,488
Doximity, Inc., Class A*(a) 5,920 247,101
Evolent Health, Inc., Class A* 5,440 127,024
HealthStream, Inc. 161 4,707
Teladoc Health, Inc.*(a) 21,760 195,840
Veeva Systems, Inc., Class A* 3,040 634,843
1,254,003
Hotel & Resort REITs -
0 .1%
Apple Hospitality REIT, Inc., REIT(a) 14,080 207,962
DiamondRock Hospitality Co., REIT 16,576 142,056
Host Hotels & Resorts, Inc., REIT(a) 15,295 263,686
Park Hotels & Resorts, Inc., REIT 38,240 531,153
Pebblebrook Hotel Trust, REIT 4,960 59,421
RLJ Lodging Trust, REIT 12,960 114,696
Ryman Hospitality Properties, Inc.,
REIT(a) 3,059 327,466
Service Properties Trust, REIT(a) 8,800 28,160
Summit Hotel Properties, Inc.,
REIT(a) 32,480 198,778
Sunstone Hotel Investors, Inc., REIT 8,050 81,224
Xenia Hotels & Resorts, Inc., REIT 9,041 128,111
2,082,713
Hotels, Restaurants & Leisure -
2 .1%
Airbnb, Inc., Class A* 9,120 1,229,285
Aramark 8,320 314,746
BJ's Restaurants, Inc.* 1,932 71,658
Bloomin' Brands, Inc. 16,261 269,770
Booking Holdings, Inc. 800 3,741,000
Boyd Gaming Corp.(a) 12,160 842,566
Brinker International, Inc.* 7,520 772,379
Caesars Entertainment, Inc.*(a) 11,520 461,376
Carnival Corp.* 22,400 492,800
Cava Group, Inc.* 2,240 299,174
Cheesecake Factory, Inc. (The)(a) 2,880 133,114
Chipotle Mexican Grill, Inc.* 32,000 1,784,640
Choice Hotels International, Inc.(a) 800 111,608
Churchill Downs, Inc. 1,610 225,561
Cracker Barrel Old Country Store,
Inc.(a) 7,040 334,893
Darden Restaurants, Inc.(a) 2,576 412,212
Dave & Buster's Entertainment,
Inc.*(a) 2,880 106,358
Dine Brands Global, Inc.(a) 5,760 175,334
Domino's Pizza, Inc. 640 264,787
DoorDash, Inc., Class A* 7,040 1,103,168
DraftKings, Inc., Class A*(a) 12,800 452,096
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Dutch Bros, Inc., Class A*(a) 2,560 $ 84,787
Everi Holdings, Inc.* 21,600 287,928
Expedia Group, Inc.* 3,680 575,221
Hilton Grand Vacations, Inc.*(a) 16,905 623,456
Hilton Worldwide Holdings, Inc. 5,957 1,399,002
Hyatt Hotels Corp., Class A(a) 2,240 325,808
Jack in the Box, Inc.(a) 1,280 63,040
Las Vegas Sands Corp.(a) 6,880 356,728
Life Time Group Holdings, Inc.* 7,040 156,851
Light & Wonder, Inc.* 4,800 450,144
Marriott International, Inc., Class A 5,760 1,497,715
Marriott Vacations Worldwide Corp.
(a) 6,400 492,992
McDonald's Corp. 16,480 4,813,973
MGM Resorts International*(a) 8,160 300,859
Norwegian Cruise Line Holdings Ltd.* 14,240 360,842
Papa John's International, Inc.(a) 3,520 184,413
Penn Entertainment, Inc.*(a) 27,200 537,200
Planet Fitness, Inc., Class A*(a) 3,360 263,827
Portillo's, Inc., Class A*(a) 11,040 142,747
Red Rock Resorts, Inc., Class A(a) 1,932 99,421
Royal Caribbean Cruises Ltd.(a) 6,560 1,353,656
Sabre Corp.*(a) 88,800 284,160
Shake Shack, Inc., Class A*(a) 800 97,336
Starbucks Corp. 32,320 3,157,664
Sweetgreen, Inc., Class A*(a) 6,880 248,368
Texas Roadhouse, Inc., Class A 3,360 642,163
Travel + Leisure Co. 12,640 604,318
United Parks & Resorts, Inc.*(a) 3,040 159,995
Vail Resorts, Inc. 2,080 344,635
Wendy's Co. (The)(a) 10,560 201,802
Wingstop, Inc. 800 230,152
Wyndham Hotels & Resorts, Inc.(a) 2,880 254,362
Wynn Resorts Ltd. 2,880 276,538
Yum! Brands, Inc. 7,040 923,366
35,393,994
Household Durables -
1 .1%
Cavco Industries, Inc.* 320 131,134
Century Communities, Inc.(a) 6,762 599,519
Champion Homes, Inc.* 3,360 296,453
DR Horton, Inc. 8,960 1,514,240
Ethan Allen Interiors, Inc.(a) 4,025 111,372
Garmin Ltd. 3,680 729,928
Green Brick Partners, Inc.*(a) 7,200 496,872
Helen of Troy Ltd.* 4,640 295,336
Installed Building Products, Inc.(a) 644 139,684
KB Home 14,720 1,155,520
La-Z-Boy, Inc. 6,880 261,784
Leggett & Platt, Inc.(a) 29,120 349,440
Lennar Corp., Class A 7,360 1,253,408
Lennar Corp., Class B(a) 483 77,434
LGI Homes, Inc.*(a) 4,480 454,989
M/I Homes, Inc.* 6,240 945,922
Meritage Homes Corp.(a) 7,728 1,400,314
Mohawk Industries, Inc.* 10,400 1,396,408

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 88
Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
Newell Brands, Inc. 64,160 $ 564,608
NVR, Inc.* 70 640,697
PulteGroup, Inc. 6,720 870,441
Sonos, Inc.*(a) 6,240 78,187
Taylor Morrison Home Corp., Class
A* 21,760 1,490,560
Tempur Sealy International, Inc. 8,800 421,608
Toll Brothers, Inc. 3,520 515,469
TopBuild Corp.*(a) 960 339,245
Tri Pointe Homes, Inc.* 21,280 860,350
Vizio Holding Corp., Class A*(a) 9,920 110,409
Whirlpool Corp.(a) 11,040 1,142,750
Worthington Enterprises, Inc.(a) 7,040 269,632
18,913,713
Household Products -
0 .8%
Central Garden & Pet Co.*(a) 1,449 49,701
Central Garden & Pet Co., Class A* 4,640 135,210
Church & Dwight Co., Inc.(a) 6,240 623,438
Clorox Co. (The) 2,720 431,256
Colgate-Palmolive Co. 18,880 1,769,245
Energizer Holdings, Inc. 11,040 354,053
Kimberly-Clark Corp. 7,200 966,096
Procter & Gamble Co. (The) 54,880 9,065,078
Reynolds Consumer Products, Inc. 320 8,624
Spectrum Brands Holdings, Inc. 2,400 215,088
WD-40 Co.(a) 320 83,862
13,701,651
Independent Power and Renewable Electricity Producers
-
0 .1%
AES Corp. (The) 15,680 258,563
Altus Power, Inc., Class A*(a) 11,040 37,978
Clearway Energy, Inc., Class A 5,120 136,397
Clearway Energy, Inc., Class C 960 27,245
Ormat Technologies, Inc.(a) 1,120 88,502
Sunnova Energy International,
Inc.*(a) 28,800 174,816
Vistra Corp. 7,520 939,699
1,663,200
Industrial Conglomerates -
0 .3%
3M Co. 15,040 1,932,189
Honeywell International, Inc. 15,040 3,093,427
5,025,616
Industrial REITs -
0 .3%
Americold Realty Trust, Inc., REIT(a) 14,560 373,901
EastGroup Properties, Inc., REIT 1,600 274,048
First Industrial Realty Trust, Inc.,
REIT(a) 6,400 335,936
Innovative Industrial Properties, Inc.,
REIT 1,760 227,374
LXP Industrial Trust, REIT 18,560 175,206
Plymouth Industrial REIT, Inc., REIT 5,120 104,038
Investments Shares Value
Industrial REITs
(continued)
Prologis, Inc., REIT(a) 21,440 $ 2,421,434
Rexford Industrial Realty, Inc.,
REIT(a) 10,720 459,781
STAG Industrial, Inc., REIT(a) 9,600 357,888
Terreno Realty Corp., REIT(a) 3,703 221,995
4,951,601
Insurance -
2 .8%
Aflac, Inc. 15,520 1,626,341
Allstate Corp. (The) 7,040 1,313,101
Ambac Financial Group, Inc.* 6,240 70,574
American Financial Group, Inc.(a) 2,240 288,803
American International Group, Inc. 20,000 1,517,600
AMERISAFE, Inc. 322 17,404
Aon plc, Class A 4,830 1,771,982
Arch Capital Group Ltd.* 11,680 1,151,181
Arthur J Gallagher & Co. 4,960 1,394,752
Assurant, Inc. 10,880 2,085,696
Assured Guaranty Ltd. 3,520 293,779
Axis Capital Holdings Ltd.(a) 14,490 1,133,987
Baldwin Insurance Group, Inc. (The),
Class A*(a) 2,400 111,024
Brighthouse Financial, Inc.*(a) 14,080 665,984
Brown & Brown, Inc. 5,313 555,952
Chubb Ltd. 11,040 3,118,138
Cincinnati Financial Corp. 3,360 473,189
CNO Financial Group, Inc. 24,960 858,624
Employers Holdings, Inc. 3,040 148,109
Enstar Group Ltd.* 2,560 825,600
Erie Indemnity Co., Class A 480 215,443
Everest Group Ltd. 966 343,519
F&G Annuities & Life, Inc. 1,440 57,744
Fidelity National Financial, Inc. 8,960 539,123
First American Financial Corp. 20,447 1,311,675
Globe Life, Inc. 18,400 1,943,040
Goosehead Insurance, Inc., Class
A*(a) 2,080 226,512
Hanover Insurance Group, Inc. (The)
(a) 6,560 973,045
Hartford Financial Services Group,
Inc. (The) 8,960 989,542
Horace Mann Educators Corp. 4,960 184,710
Kemper Corp. 11,360 707,387
Kinsale Capital Group, Inc.(a) 800 342,488
Lincoln National Corp. 32,480 1,128,680
Loews Corp. 6,240 492,710
Markel Group, Inc.* 402 619,888
Marsh & McLennan Cos., Inc. 11,840 2,583,962
Mercury General Corp.(a) 7,360 497,757
MetLife, Inc. 18,400 1,442,928
Old Republic International Corp. 50,720 1,771,650
Oscar Health, Inc., Class A*(a) 7,200 120,960
Primerica, Inc.(a) 1,280 354,317
Principal Financial Group, Inc.(a) 7,360 606,464
Progressive Corp. (The) 13,920 3,380,194
Prudential Financial, Inc. 10,626 1,301,473

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
89 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Reinsurance Group of America, Inc.
(a) 1,440 $ 303,955
RenaissanceRe Holdings Ltd. 1,760 461,824
RLI Corp. 1,280 199,642
Ryan Specialty Holdings, Inc., Class
A 2,720 179,166
Safety Insurance Group, Inc. 160 12,522
Selective Insurance Group, Inc. 3,360 305,155
SiriusPoint Ltd.* 13,041 171,359
Stewart Information Services Corp.
(a) 2,560 176,128
Travelers Cos., Inc. (The) 6,880 1,692,067
Trupanion, Inc.*(a) 480 26,294
United Fire Group, Inc. 4,640 91,130
Unum Group 5,440 349,139
W R Berkley Corp. 6,521 372,806
White Mountains Insurance Group
Ltd.(a) 160 287,542
Willis Towers Watson plc 2,576 778,442
46,964,202
Interactive Media & Services -
4 .5%
Alphabet, Inc., Class A 136,640 23,380,470
Alphabet, Inc., Class C 120,800 20,860,952
Cargurus, Inc., Class A* 3,680 114,154
Cars.com, Inc.*(a) 7,040 112,570
IAC, Inc.* 15,680 751,856
Match Group, Inc.* 11,200 403,536
Meta Platforms, Inc., Class A 50,880 28,878,470
Pinterest, Inc., Class A* 13,120 417,085
Snap, Inc., Class A* 22,720 276,275
Taboola.com Ltd.* 37,120 123,238
TripAdvisor, Inc.*(a) 2,240 35,930
Vimeo, Inc.* 23,680 112,953
Yelp, Inc., Class A*(a) 4,320 147,485
Ziff Davis, Inc.* 8,800 407,176
ZipRecruiter, Inc., Class A*(a) 13,600 126,072
ZoomInfo Technologies, Inc., Class
A*(a) 2,560 28,288
76,176,510
IT Services -
1 .1%
Accenture plc, Class A 14,880 5,130,922
Akamai Technologies, Inc.* 3,220 325,478
ASGN, Inc.*(a) 2,880 265,248
Cloudflare, Inc., Class A* 6,080 533,277
Cognizant Technology Solutions
Corp., Class A 12,640 942,817
Core Scientific, Inc.* 36,000 478,440
DigitalOcean Holdings, Inc.*(a) 1,760 69,661
DXC Technology Co.*(a) 35,680 708,605
EPAM Systems, Inc.* 1,440 271,656
Gartner, Inc.* 1,920 964,800
GoDaddy, Inc., Class A* 3,703 617,660
Investments Shares Value
IT Services
(continued)
International Business Machines
Corp. 25,920 $ 5,358,182
Kyndryl Holdings, Inc.* 13,600 311,304
MongoDB, Inc.*(a) 1,280 346,112
Okta, Inc.* 2,720 195,541
Snowflake, Inc., Class A*(a) 6,560 753,219
Twilio, Inc., Class A* 4,160 335,504
VeriSign, Inc.* 2,080 367,827
17,976,253
Leisure Products -
0 .3%
Acushnet Holdings Corp.(a) 966 59,216
Brunswick Corp.(a) 14,973 1,193,947
Hasbro, Inc. 4,160 273,021
Malibu Boats, Inc., Class A* 5,600 251,328
Mattel, Inc.*(a) 64,320 1,310,842
Peloton Interactive, Inc., Class A* 74,880 636,480
Polaris, Inc.(a) 10,240 715,878
Sturm Ruger & Co., Inc. 160 6,291
Topgolf Callaway Brands Corp.*(a) 2,560 24,858
Vista Outdoor, Inc.*(a) 8,800 386,936
YETI Holdings, Inc.*(a) 1,920 67,603
4,926,400
Life Sciences Tools & Services -
0 .9%
10X Genomics, Inc., Class A*(a) 160 2,565
Agilent Technologies, Inc. 6,400 833,984
Avantor, Inc.*(a) 13,920 311,390
Azenta, Inc.*(a) 3,360 138,063
BioLife Solutions, Inc.*(a) 5,280 123,552
Bio-Rad Laboratories, Inc., Class
A*(a) 1,120 401,173
Bio-Techne Corp. 4,320 318,600
Bruker Corp.(a) 2,254 127,599
Charles River Laboratories
International, Inc.*(a) 1,440 257,155
CryoPort, Inc.* 320 2,131
Danaher Corp. 15,200 3,734,032
Fortrea Holdings, Inc.*(a) 2,400 40,368
Illumina, Inc.* 4,480 645,747
IQVIA Holdings, Inc.* 4,640 955,005
Medpace Holdings, Inc.*(a) 800 251,376
Mesa Laboratories, Inc. 1,120 127,725
Mettler-Toledo International, Inc.* 483 623,915
OmniAb, Inc.*‡(a) 281 —
OmniAb, Inc.*‡(a) 281 —
Repligen Corp.*(a) 2,240 300,765
Revvity, Inc.(a) 2,080 246,667
Sotera Health Co.*(a) 9,600 150,432
Thermo Fisher Scientific, Inc. 8,960 4,895,027
Waters Corp.*(a) 1,600 516,976
West Pharmaceutical Services, Inc. 1,920 591,226
15,595,473
Machinery -
2 .1%
AGCO Corp.(a) 11,680 1,166,131
Alamo Group, Inc. 322 54,592

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 90
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Albany International Corp., Class A 1,932 $ 131,221
Allison Transmission Holdings, Inc. 17,120 1,829,443
Astec Industries, Inc. 320 10,170
Barnes Group, Inc. 640 29,926
Caterpillar, Inc. 13,920 5,236,704
Chart Industries, Inc.*(a) 1,600 193,152
CNH Industrial NV(a) 15,040 168,899
Columbus McKinnon Corp. 483 15,364
Crane Co.(a) 1,440 226,483
Cummins, Inc. 4,025 1,324,145
Deere & Co. 7,040 2,849,018
Donaldson Co., Inc. 6,240 456,518
Douglas Dynamics, Inc. 322 7,293
Dover Corp. 3,220 609,643
Energy Recovery, Inc.* 160 2,858
Enerpac Tool Group Corp., Class
A(a) 4,508 198,893
Enpro, Inc. 1,127 164,102
Esab Corp.(a) 3,200 393,728
Federal Signal Corp. 1,610 131,328
Flowserve Corp. 6,440 339,002
Fortive Corp. 7,200 514,296
Franklin Electric Co., Inc. 1,120 107,195
Gates Industrial Corp. plc*(a) 32,160 622,296
Gorman-Rupp Co. (The) 480 17,736
Graco, Inc. 4,856 395,521
Greenbrier Cos., Inc. (The)(a) 6,400 379,328
Hillenbrand, Inc. 10,080 277,704
Hyster-Yale, Inc.(a) 2,080 132,018
IDEX Corp. 1,920 412,109
Illinois Tool Works, Inc. 6,720 1,754,794
Ingersoll Rand, Inc. 8,480 814,080
ITT, Inc. 4,186 586,542
John Bean Technologies Corp.(a) 640 71,309
Kadant, Inc.(a) 322 107,245
Kennametal, Inc.(a) 2,880 72,922
Lincoln Electric Holdings, Inc.(a) 1,760 338,906
Lindsay Corp. 322 38,543
Middleby Corp. (The)* 1,610 208,817
Miller Industries, Inc.(a) 480 31,507
Mueller Industries, Inc.(a) 23,840 1,954,165
Mueller Water Products, Inc., Class A 4,669 100,804
Nordson Corp.(a) 1,127 279,372
Omega Flex, Inc. 1,120 57,254
Oshkosh Corp. 13,041 1,333,312
Otis Worldwide Corp.(a) 9,821 964,422
PACCAR, Inc. 14,400 1,501,632
Parker-Hannifin Corp. 3,040 1,927,573
Pentair plc 4,320 428,198
RBC Bearings, Inc.*(a) 960 269,136
REV Group, Inc.(a) 5,760 152,640
Snap-on, Inc.(a) 1,449 478,358
SPX Technologies, Inc.*(a) 1,288 184,815
Standex International Corp.(a) 161 29,605
Investments Shares Value
Machinery
(continued)
Stanley Black & Decker, Inc. 2,720 $ 252,797
Tennant Co. 1,600 140,096
Terex Corp.(a) 12,719 657,700
Timken Co. (The)(a) 4,000 332,000
Titan International, Inc.*(a) 9,280 59,763
Toro Co. (The) 3,360 270,413
Trinity Industries, Inc.(a) 2,576 88,305
Wabash National Corp. 7,680 133,939
Watts Water Technologies, Inc.,
Class A(a) 805 153,425
Westinghouse Air Brake
Technologies Corp. 4,347 817,149
Xylem, Inc. 6,240 759,907
35,748,261
Marine Transportation -
0 .1%
Genco Shipping & Trading Ltd. 6,240 98,218
Kirby Corp.* 3,360 385,593
Matson, Inc.(a) 6,400 991,296
1,475,107
Media -
0 .9%
Altice USA, Inc., Class A* 31,520 76,594
Boston Omaha Corp., Class A*(a) 5,440 80,294
Cable One, Inc.(a) 1,120 382,547
Charter Communications, Inc., Class
A*(a) 3,040 995,934
Clear Channel Outdoor Holdings,
Inc.* 65,920 96,902
Comcast Corp., Class A 111,360 4,863,091
EchoStar Corp., Class A*(a) 23,040 577,383
Fox Corp., Class A(a) 5,120 215,040
Fox Corp., Class B 1,760 68,570
Integral Ad Science Holding Corp.*(a) 6,400 75,776
Interpublic Group of Cos., Inc. (The)
(a) 11,840 348,096
Liberty Broadband Corp., Class A*(a) 4,640 372,267
Liberty Broadband Corp., Class C* 22,880 1,849,162
New York Times Co. (The), Class A 8,320 464,589
News Corp., Class A 8,372 228,137
News Corp., Class B(a) 2,737 79,483
Nexstar Media Group, Inc., Class
A(a) 6,720 1,182,182
Omnicom Group, Inc.(a) 6,118 617,918
Paramount Global, Class B 103,360 1,130,758
PubMatic, Inc., Class A* 5,440 79,995
Scholastic Corp. 644 15,991
Sirius XM Holdings, Inc. 2,304 61,425
Stagwell, Inc., Class A*(a) 5,120 31,795
TEGNA, Inc.(a) 41,280 678,230
Thryv Holdings, Inc.*(a) 800 11,504
Trade Desk, Inc. (The), Class A*(a) 9,600 1,154,016
15,737,679
Metals & Mining -
0 .8%
Alcoa Corp.(a) 12,160 487,494

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
91 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Alpha Metallurgical Resources, Inc.
(a) 2,400 $ 499,920
Arch Resources, Inc. 3,703 543,452
ATI, Inc.* 7,200 379,512
Carpenter Technology Corp. 2,880 430,560
Century Aluminum Co.* 8,694 153,449
Cleveland-Cliffs, Inc.* 16,422 213,158
Coeur Mining, Inc.* 31,840 205,050
Commercial Metals Co. 24,960 1,342,848
Compass Minerals International, Inc.
(a) 11,520 141,811
Freeport-McMoRan, Inc. 35,040 1,577,501
Haynes International, Inc. 1,120 67,603
Hecla Mining Co.(a) 12,880 83,591
Ivanhoe Electric, Inc.*(a) 9,760 99,064
Kaiser Aluminum Corp.(a) 1,760 130,698
Materion Corp. 483 49,087
Metallus, Inc.*(a) 8,050 113,424
MP Materials Corp.*(a) 640 11,514
Newmont Corp. 26,080 1,185,075
Nucor Corp. 7,520 1,066,637
Radius Recycling, Inc. 2,400 38,856
Reliance, Inc.(a) 1,920 549,773
Royal Gold, Inc.(a) 2,560 373,914
Ryerson Holding Corp.(a) 3,360 73,214
Southern Copper Corp. 1,636 179,224
Steel Dynamics, Inc. 5,120 668,160
SunCoke Energy, Inc. 8,800 90,728
United States Steel Corp.(a) 43,840 1,703,184
Warrior Met Coal, Inc. 8,960 565,645
Worthington Steel, Inc. 3,680 140,723
13,164,869
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
AGNC Investment Corp.(a) 159,680 1,486,621
Annaly Capital Management, Inc. 96,960 1,843,210
Apollo Commercial Real Estate
Finance, Inc.(a) 19,200 170,688
Arbor Realty Trust, Inc.(a) 30,720 452,813
ARMOUR Residential REIT, Inc.(a) 10,720 201,000
Blackstone Mortgage Trust, Inc.,
Class A 29,440 536,102
BrightSpire Capital, Inc., Class A 25,440 154,675
Claros Mortgage Trust, Inc.(a) 34,560 217,382
Ellington Financial, Inc.(a) 10,080 121,867
Franklin BSP Realty Trust, Inc.(a) 10,240 133,222
Invesco Mortgage Capital, Inc. 1 5
KKR Real Estate Finance Trust, Inc. 3,680 42,651
Ladder Capital Corp. 29,440 335,910
MFA Financial, Inc.(a) 12,800 157,312
New York Mortgage Trust, Inc.(a) 19,040 109,861
PennyMac Mortgage Investment
Trust(a) 18,560 250,189
Ready Capital Corp.(a) 26,880 184,128
Redwood Trust, Inc.(a) 33,120 242,438
Investments Shares Value
Mortgage Real Estate Investment Trusts (REITs)
(continued)
Rithm Capital Corp.(a) 103,840 $ 1,099,666
Starwood Property Trust, Inc.(a) 59,840 1,181,242
TPG RE Finance Trust, Inc. 11,200 98,672
Two Harbors Investment Corp.(a) 27,520 316,480
9,336,134
Multi-Utilities -
0 .6%
Ameren Corp.(a) 8,800 766,568
Avista Corp.(a) 14,400 539,712
Black Hills Corp.(a) 12,320 729,221
CenterPoint Energy, Inc.(a) 16,320 481,930
CMS Energy Corp.(a) 8,320 579,155
Consolidated Edison, Inc. 8,800 894,784
Dominion Energy, Inc.(a) 24,640 1,466,819
DTE Energy Co. 6,720 834,759
NiSource, Inc.(a) 11,456 402,793
Northwestern Energy Group, Inc. 13,440 718,502
Public Service Enterprise Group, Inc. 12,320 1,101,531
Sempra 16,800 1,400,616
Unitil Corp. 1,920 111,149
WEC Energy Group, Inc.(a) 6,400 611,392
10,638,931
Office REITs -
0 .2%
Brandywine Realty Trust, REIT(a) 51,840 262,829
BXP, Inc., REIT(a) 3,040 244,902
COPT Defense Properties, REIT(a) 2,720 87,584
Cousins Properties, Inc., REIT 2,880 88,214
Douglas Emmett, Inc., REIT(a) 32,480 577,819
Highwoods Properties, Inc., REIT(a) 7,520 252,221
Hudson Pacific Properties, Inc.,
REIT(a) 47,840 206,669
JBG SMITH Properties, REIT 23,200 394,400
Kilroy Realty Corp., REIT(a) 2,080 83,658
Paramount Group, Inc., REIT 50,720 245,992
Piedmont Office Realty Trust, Inc.,
Class A, REIT 35,520 353,069
SL Green Realty Corp., REIT(a) 4,160 314,538
Vornado Realty Trust, REIT(a) 10,240 424,038
3,535,933
Oil, Gas & Consumable Fuels -
3 .6%
Antero Midstream Corp.(a) 19,680 282,802
Antero Resources Corp.* 6,720 173,914
APA Corp. 10,560 249,216
Berry Corp.(a) 10,240 51,405
California Resources Corp.(a) 13,440 698,477
Cheniere Energy, Inc. 5,760 1,102,349
Chevron Corp. 49,280 7,333,850
Chord Energy Corp.(a) 12,480 1,561,248
Civitas Resources, Inc.(a) 13,920 679,161
Clean Energy Fuels Corp.*(a) 31,680 89,654
CNX Resources Corp.*(a) 10,400 353,912
Comstock Resources, Inc.(a) 9,440 109,126
ConocoPhillips 33,920 3,715,597
CONSOL Energy, Inc.(a) 5,600 621,152
Coterra Energy, Inc. 23,346 558,435

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 92
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Crescent Energy Co., Class A(a) 28,800 $ 357,984
CVR Energy, Inc.(a) 7,520 119,568
Delek US Holdings, Inc.(a) 4,160 65,187
Devon Energy Corp. 19,360 748,845
Diamondback Energy, Inc. 5,474 967,639
Dorian LPG Ltd.(a) 7,245 209,018
DT Midstream, Inc. 5,600 504,840
EOG Resources, Inc. 16,160 1,970,874
EQT Corp. 12,960 473,558
Expand Energy Corp. 4,640 393,101
Exxon Mobil Corp. 127,680 14,910,470
Green Plains, Inc.*(a) 4,347 53,164
Gulfport Energy Corp.* 1,920 265,805
Hess Corp. 6,880 925,222
HF Sinclair Corp. 5,280 203,861
HighPeak Energy, Inc.(a) 5,600 71,680
International Seaways, Inc. 5,760 250,790
Kinder Morgan, Inc. 52,480 1,286,285
Kosmos Energy Ltd.*(a) 84,151 316,408
Magnolia Oil & Gas Corp., Class A(a) 11,680 295,270
Marathon Oil Corp. 19,840 549,568
Marathon Petroleum Corp. 10,240 1,489,613
Matador Resources Co.(a) 22,080 1,150,589
Murphy Oil Corp. 29,760 936,845
New Fortress Energy, Inc.(a) 7,520 63,243
NextDecade Corp.*(a) 2,898 16,924
Northern Oil & Gas, Inc.(a) 16,800 609,000
Occidental Petroleum Corp.(a) 17,920 897,971
ONEOK, Inc. 16,640 1,612,083
Ovintiv, Inc. 8,493 332,926
Par Pacific Holdings, Inc.* 10,080 155,736
PBF Energy, Inc., Class A 22,261 634,884
Peabody Energy Corp.(a) 22,379 587,896
Permian Resources Corp.(a) 130,400 1,777,352
Phillips 66 12,480 1,520,314
Range Resources Corp.(a) 8,000 240,240
Sitio Royalties Corp., Class A(a) 960 21,398
SM Energy Co.(a) 21,600 906,552
Talos Energy, Inc.*(a) 10,080 103,018
Targa Resources Corp. 5,760 961,690
Texas Pacific Land Corp.(a) 483 563,178
Uranium Energy Corp.*(a) 3,059 22,698
VAALCO Energy, Inc.(a) 11,840 63,225
Valero Energy Corp. 9,760 1,266,458
Vital Energy, Inc.*(a) 1,120 30,542
Vitesse Energy, Inc.(a) 1,280 31,833
Williams Cos., Inc. (The) 29,760 1,558,531
World Kinect Corp.(a) 10,560 276,144
60,350,318
Paper & Forest Products -
0 .1%
Clearwater Paper Corp.* 1,600 40,304
Louisiana-Pacific Corp. 3,840 379,776
Mercer International, Inc. 7,040 45,901
Investments Shares Value
Paper & Forest Products
(continued)
Sylvamo Corp. 5,760 $ 489,715
955,696
Passenger Airlines -
0 .4%
Alaska Air Group, Inc.*(a) 25,760 1,234,162
Allegiant Travel Co. 640 41,606
American Airlines Group, Inc.*(a) 122,560 1,642,304
Delta Air Lines, Inc. 16,800 961,296
Frontier Group Holdings, Inc.*(a) 38,560 234,445
JetBlue Airways Corp.*(a) 85,600 487,920
Joby Aviation, Inc.*(a) 4,640 22,272
SkyWest, Inc.* 6,720 639,744
Southwest Airlines Co.(a) 18,720 572,458
United Airlines Holdings, Inc.* 7,520 588,515
6,424,722
Personal Care Products -
0 .1%
BellRing Brands, Inc.* 4,508 296,762
Coty, Inc., Class A*(a) 13,920 103,565
Edgewell Personal Care Co. 4,012 140,219
elf Beauty, Inc.*(a) 1,920 202,080
Estee Lauder Cos., Inc. (The), Class
A 4,480 308,851
Herbalife Ltd.* 3,200 24,160
Interparfums, Inc.(a) 483 58,477
Kenvue, Inc.(a) 45,120 1,034,602
Nu Skin Enterprises, Inc., Class A 480 2,971
Olaplex Holdings, Inc.*(a) 60,160 107,085
USANA Health Sciences, Inc.* 1,440 53,193
2,331,965
Pharmaceuticals -
3 .1%
Amneal Pharmaceuticals, Inc.*(a) 12,800 108,416
Amphastar Pharmaceuticals, Inc.*(a) 966 48,812
ANI Pharmaceuticals, Inc.* 161 9,216
Arvinas, Inc.* 4,000 105,720
Axsome Therapeutics, Inc.*(a) 1,610 143,338
Bristol-Myers Squibb Co. 46,880 2,614,498
Cassava Sciences, Inc.*(a) 1,920 49,546
Catalent, Inc.* 8,160 478,176
Collegium Pharmaceutical, Inc.*(a) 8,320 284,045
Corcept Therapeutics, Inc.*(a) 3,919 191,913
Elanco Animal Health, Inc.* 100,640 1,272,089
Eli Lilly & Co. 19,520 16,196,525
Evolus, Inc.* 1,771 28,903
Innoviva, Inc.* 7,360 143,962
Intra-Cellular Therapies, Inc.* 4,960 420,360
Jazz Pharmaceuticals plc*(a) 13,600 1,496,408
Johnson & Johnson 68,480 10,947,213
Ligand Pharmaceuticals, Inc.* 320 33,824
Merck & Co., Inc. 72,000 7,367,040
Organon & Co.(a) 48,160 904,445
Pacira BioSciences, Inc.*(a) 1,600 26,560
Perrigo Co. plc(a) 26,560 680,733
Pfizer, Inc. 164,160 4,645,728
Pliant Therapeutics, Inc.* 4,960 69,787
Prestige Consumer Healthcare, Inc.* 3,200 236,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
93 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Royalty Pharma plc, Class A 15,520 $ 419,040
Scilex Holding Co.* 14,036 13,479
Supernus Pharmaceuticals, Inc.*(a) 4,160 141,731
Tilray Brands, Inc.* 236,000 387,040
Viatris, Inc. 25,760 298,816
Zoetis, Inc.(a) 11,040 1,973,731
51,737,094
Professional Services -
1 .1%
Alight, Inc., Class A*(a) 86,400 598,752
Automatic Data Processing, Inc. 9,760 2,822,982
Barrett Business Services, Inc. 3,220 116,532
Booz Allen Hamilton Holding Corp. 2,898 526,451
Broadridge Financial Solutions, Inc. 2,400 506,064
CACI International, Inc., Class A* 1,120 618,867
CBIZ, Inc.* 1,610 110,977
Clarivate plc*(a) 94,400 623,040
Concentrix Corp.(a) 10,560 448,906
Conduent, Inc.* 34,240 123,264
CSG Systems International, Inc.(a) 2,576 120,067
Dayforce, Inc.*(a) 5,440 385,968
Dun & Bradstreet Holdings, Inc.(a) 44,480 528,867
Equifax, Inc. 3,040 805,661
ExlService Holdings, Inc.* 4,640 193,349
Exponent, Inc.(a) 1,120 105,706
FTI Consulting, Inc.* 1,120 218,490
Genpact Ltd.(a) 32,640 1,245,869
Heidrick & Struggles International,
Inc. 5,280 206,237
Huron Consulting Group, Inc.*(a) 483 55,898
ICF International, Inc. 483 81,429
Insperity, Inc.(a) 1,120 88,222
Jacobs Solutions, Inc. 3,360 472,349
KBR, Inc. 4,480 300,205
Kelly Services, Inc., Class A 4,960 99,150
Kforce, Inc. 322 18,608
Korn Ferry(a) 3,680 259,992
Legalzoom.com, Inc.* 10,560 75,821
Leidos Holdings, Inc. 3,381 619,264
ManpowerGroup, Inc. 8,800 553,080
Maximus, Inc. 3,360 290,438
Parsons Corp.*(a) 2,880 311,501
Paychex, Inc.(a) 7,245 1,009,446
Paycom Software, Inc.(a) 1,760 367,893
Paycor HCM, Inc.* 160 2,415
Paylocity Holding Corp.* 2,560 472,499
Robert Half, Inc.(a) 3,220 219,314
Science Applications International
Corp. 2,720 392,469
SS&C Technologies Holdings, Inc. 6,400 447,552
Sterling Check Corp.* 6,240 110,694
TransUnion 3,360 340,368
TriNet Group, Inc.(a) 1,760 149,406
Upwork, Inc.* 26,400 357,984
Verisk Analytics, Inc. 3,542 973,058
Investments Shares Value
Professional Services
(continued)
Verra Mobility Corp., Class A*(a) 9,660 $ 250,870
18,625,974
Real Estate Management & Development -
0 .3%
Anywhere Real Estate, Inc.* 8,000 30,880
CBRE Group, Inc., Class A* 6,240 817,253
Compass, Inc., Class A* 34,080 216,408
CoStar Group, Inc.* 9,440 687,138
Cushman & Wakefield plc*(a) 34,400 466,120
eXp World Holdings, Inc.(a) 960 12,787
Forestar Group, Inc.* 6,080 191,946
Howard Hughes Holdings, Inc.* 1,920 145,997
Jones Lang LaSalle, Inc.* 2,240 606,950
Kennedy-Wilson Holdings, Inc.(a) 31,840 340,370
Newmark Group, Inc., Class A 34,880 522,851
Redfin Corp.*(a) 6,880 71,345
St Joe Co. (The) 483 24,971
Zillow Group, Inc., Class A*(a) 4,160 241,488
Zillow Group, Inc., Class C*(a) 5,280 317,275
4,693,779
Residential REITs -
0 .3%
American Homes 4 Rent, Class A,
REIT(a) 5,280 186,067
AvalonBay Communities, Inc.,
REIT(a) 3,040 673,694
Camden Property Trust, REIT 1,760 203,790
Centerspace, REIT(a) 1,920 133,747
Elme Communities, REIT 10,080 170,050
Equity LifeStyle Properties, Inc.,
REIT 3,840 269,261
Equity Residential, REIT 8,800 619,256
Essex Property Trust, Inc., REIT 1,280 363,341
Independence Realty Trust, Inc.,
REIT(a) 4,960 97,315
Invitation Homes, Inc., REIT 11,520 361,843
Mid-America Apartment
Communities, Inc., REIT 2,720 411,645
NexPoint Residential Trust, Inc.,
REIT 3,360 139,944
Sun Communities, Inc., REIT 2,880 382,119
UDR, Inc., REIT 6,240 263,266
UMH Properties, Inc., REIT(a) 7,840 146,216
4,421,554
Retail REITs -
0 .4%
Acadia Realty Trust, REIT 9,120 223,349
Agree Realty Corp., REIT(a) 5,440 403,920
Alexander's, Inc., REIT 320 72,650
Brixmor Property Group, Inc., REIT 9,821 264,676
Federal Realty Investment Trust,
REIT(a) 3,360 372,422
Getty Realty Corp., REIT(a) 5,600 175,784
Kimco Realty Corp., REIT(a) 19,360 459,219
Kite Realty Group Trust, REIT 13,280 340,898
Macerich Co. (The), REIT(a) 48,640 909,568
NNN REIT, Inc., REIT(a) 9,600 417,024

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 94
Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Phillips Edison & Co., Inc., REIT(a) 3,040 $ 114,942
Realty Income Corp., REIT(a) 21,920 1,301,390
Regency Centers Corp., REIT 3,840 274,330
Retail Opportunity Investments
Corp., REIT 11,200 173,600
Simon Property Group, Inc., REIT 7,040 1,190,605
SITE Centers Corp., REIT 1,167 18,614
Tanger, Inc., REIT(a) 7,200 239,256
Urban Edge Properties, REIT 4,347 96,677
Whitestone REIT, REIT 2,880 39,686
7,088,610
Semiconductors & Semiconductor Equipment -
7 .9%
Advanced Micro Devices, Inc.* 37,487 5,400,752
Allegro MicroSystems, Inc.* 320 6,669
Alpha & Omega Semiconductor
Ltd.*(a) 3,680 121,587
Ambarella, Inc.* 480 26,971
Amkor Technology, Inc. 7,520 191,384
Analog Devices, Inc. 11,680 2,605,925
Applied Materials, Inc. 19,200 3,486,336
Axcelis Technologies, Inc.* 966 82,409
Broadcom, Inc. 106,400 18,063,528
Cirrus Logic, Inc.*(a) 1,600 175,712
Cohu, Inc.*(a) 1,127 28,085
Credo Technology Group Holding
Ltd.* 5,440 205,088
Diodes, Inc.*(a) 3,360 196,493
Enphase Energy, Inc.* 4,000 332,160
Entegris, Inc. 3,680 385,333
First Solar, Inc.* 2,080 404,518
FormFactor, Inc.* 2,093 79,492
Ichor Holdings Ltd.* 3,520 95,955
Impinj, Inc.*(a) 1,288 244,707
indie Semiconductor, Inc., Class
A*(a) 8,640 28,598
Intel Corp. 93,280 2,007,386
KLA Corp. 3,200 2,131,936
Kulicke & Soffa Industries, Inc. 1,120 50,243
Lam Research Corp. 30,400 2,260,240
Lattice Semiconductor Corp.* 4,000 202,640
MACOM Technology Solutions
Holdings, Inc.*(a) 1,440 161,856
Marvell Technology, Inc. 19,840 1,589,382
Microchip Technology, Inc. 12,000 880,440
Micron Technology, Inc. 25,920 2,582,928
MKS Instruments, Inc. 3,200 317,856
Monolithic Power Systems, Inc. 1,120 850,416
Navitas Semiconductor Corp., Class
A*(a) 12,800 31,616
NVIDIA Corp. 551,200 73,177,312
NXP Semiconductors NV 6,080 1,425,760
ON Semiconductor Corp.* 10,880 766,931
Onto Innovation, Inc.* 2,560 507,725
PDF Solutions, Inc.*(a) 322 9,119
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Penguin Solutions, Inc.*(a) 5,600 $ 84,280
Photronics, Inc.*(a) 14,007 319,360
Power Integrations, Inc.(a) 2,400 145,032
Qorvo, Inc.* 2,560 182,426
QUALCOMM, Inc. 31,520 5,130,510
Rambus, Inc.* 3,520 168,326
Semtech Corp.*(a) 5,760 254,534
Silicon Laboratories, Inc.*(a) 1,760 182,794
SiTime Corp.* 160 27,042
Skyworks Solutions, Inc. 5,120 448,410
SolarEdge Technologies, Inc.*(a) 6,240 106,454
Synaptics, Inc.* 2,560 175,795
Teradyne, Inc. 3,360 356,866
Texas Instruments, Inc. 21,120 4,290,739
Ultra Clean Holdings, Inc.*(a) 4,000 133,800
Universal Display Corp.(a) 2,415 435,473
Veeco Instruments, Inc.*(a) 1,288 37,069
Wolfspeed, Inc.*(a) 2,400 31,944
133,626,342
Software -
7 .8%
ACI Worldwide, Inc.* 2,560 125,952
Adeia, Inc. 19,520 242,634
Adobe, Inc.* 10,080 4,819,046
Agilysys, Inc.*(a) 322 32,213
Alarm.com Holdings, Inc.*(a) 1,120 59,730
Alkami Technology, Inc.*(a) 4,960 181,586
Altair Engineering, Inc., Class A*(a) 3,200 332,768
Amplitude, Inc., Class A*(a) 9,280 83,427
ANSYS, Inc.* 2,240 717,718
Appfolio, Inc., Class A* 1,280 266,074
Appian Corp., Class A* 3,040 108,680
AppLovin Corp., Class A* 4,640 785,970
Asana, Inc., Class A*(a) 13,120 156,653
Aspen Technology, Inc.*(a) 805 188,958
Atlassian Corp., Class A* 3,680 693,827
Aurora Innovation, Inc., Class A*(a) 50,880 264,322
Autodesk, Inc.* 4,800 1,362,240
Bentley Systems, Inc., Class B(a) 5,120 247,091
BILL Holdings, Inc.* 6,400 373,504
Blackbaud, Inc.*(a) 2,576 194,514
BlackLine, Inc.* 160 8,859
Box, Inc., Class A*(a) 4,669 148,287
Braze, Inc., Class A* 3,360 105,706
C3.ai, Inc., Class A*(a) 4,160 102,461
Cadence Design Systems, Inc.* 6,279 1,733,757
CCC Intelligent Solutions Holdings,
Inc.*(a) 11,680 121,589
Clearwater Analytics Holdings, Inc.,
Class A* 2,080 54,309
CommVault Systems, Inc.* 2,576 402,345
Confluent, Inc., Class A* 6,880 180,049
Crowdstrike Holdings, Inc., Class A* 5,280 1,567,474
Datadog, Inc., Class A* 7,040 883,098
DocuSign, Inc.*(a) 6,720 466,234
Dolby Laboratories, Inc., Class A 2,560 186,624

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
95 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
DoubleVerify Holdings, Inc.* 5,440 $ 92,752
Dropbox, Inc., Class A*(a) 9,760 252,296
Dynatrace, Inc.* 6,080 327,104
E2open Parent Holdings, Inc.*(a) 16,000 46,880
Elastic NV* 4,160 333,757
Enfusion, Inc., Class A*(a) 644 5,738
Envestnet, Inc.* 640 40,179
EverCommerce, Inc.*(a) 8,000 84,160
Fair Isaac Corp.* 644 1,283,563
Five9, Inc.* 480 14,174
Fortinet, Inc.* 15,295 1,203,105
Freshworks, Inc., Class A* 9,120 106,704
Gen Digital, Inc. 15,200 442,472
Gitlab, Inc., Class A* 3,680 197,800
Guidewire Software, Inc.* 4,160 774,842
HashiCorp, Inc., Class A* 4,320 146,275
HubSpot, Inc.* 1,280 710,131
Informatica, Inc., Class A*(a) 4,160 113,568
Intapp, Inc.* 644 32,309
InterDigital, Inc.(a) 640 96,282
Intuit, Inc. 6,400 3,905,920
JFrog Ltd.*(a) 5,440 158,739
LiveRamp Holdings, Inc.* 1,120 28,034
Manhattan Associates, Inc.* 1,760 463,514
MARA Holdings, Inc.*(a) 8,160 136,843
Meridianlink, Inc.*(a) 4,640 101,894
Microsoft Corp. 172,640 70,152,264
MicroStrategy, Inc., Class A*(a) 3,200 782,400
Nutanix, Inc., Class A* 7,040 437,184
Olo, Inc., Class A* 25,600 128,256
Oracle Corp. 36,640 6,149,658
PagerDuty, Inc.*(a) 9,280 167,597
Palantir Technologies, Inc., Class
A*(a) 47,040 1,954,982
Palo Alto Networks, Inc.* 7,200 2,594,376
Pegasystems, Inc. 640 50,841
Procore Technologies, Inc.* 2,880 189,072
Progress Software Corp.(a) 640 41,018
PTC, Inc.* 2,400 444,792
Q2 Holdings, Inc.*(a) 4,000 338,640
Qualys, Inc.* 1,288 153,581
Rapid7, Inc.* 2,720 109,942
RingCentral, Inc., Class A*(a) 12,160 437,882
Riot Platforms, Inc.*(a) 7,360 68,006
Roper Technologies, Inc. 2,400 1,290,552
Salesforce, Inc. 21,120 6,153,734
Samsara, Inc., Class A* 7,520 359,381
SentinelOne, Inc., Class A*(a) 12,640 325,985
ServiceNow, Inc.* 4,800 4,478,352
Smartsheet, Inc., Class A* 5,760 324,979
SolarWinds Corp.(a) 8,640 113,011
Sprinklr, Inc., Class A*(a) 8,800 65,384
SPS Commerce, Inc.* 1,120 184,800
Synopsys, Inc.* 3,520 1,807,907
Investments Shares Value
Software
(continued)
Tenable Holdings, Inc.* 3,360 $ 133,090
Teradata Corp.* 2,720 87,666
Tyler Technologies, Inc.* 1,120 678,261
UiPath, Inc., Class A* 15,360 189,850
Unity Software, Inc.*(a) 12,480 250,598
Varonis Systems, Inc.* 4,320 217,598
Verint Systems, Inc.* 5,600 119,280
Workday, Inc., Class A* 5,120 1,197,312
Workiva, Inc., Class A*(a) 2,400 191,424
Zeta Global Holdings Corp., Class A* 5,920 163,865
Zoom Video Communications, Inc.,
Class A* 5,120 382,669
Zscaler, Inc.* 1,760 318,190
131,531,113
Specialized REITs -
0 .8%
American Tower Corp., REIT 10,560 2,254,982
Crown Castle, Inc., REIT 9,120 980,309
CubeSmart, REIT 8,000 382,720
Digital Realty Trust, Inc., REIT 6,880 1,226,222
EPR Properties, REIT(a) 4,830 219,137
Equinix, Inc., REIT 2,093 1,900,612
Extra Space Storage, Inc., REIT(a) 5,280 862,224
Four Corners Property Trust, Inc.,
REIT(a) 5,120 141,107
Gaming and Leisure Properties, Inc.,
REIT(a) 6,279 315,143
Iron Mountain, Inc., REIT(a) 6,440 796,821
Lamar Advertising Co., Class A, REIT 3,040 401,280
National Storage Affiliates Trust,
REIT(a) 4,800 202,320
PotlatchDeltic Corp., REIT 5,600 232,792
Public Storage, REIT 3,542 1,165,531
Rayonier, Inc., REIT(a) 6,880 214,863
Safehold, Inc., REIT(a) 5,920 125,978
SBA Communications Corp., REIT 2,720 624,158
Uniti Group, Inc., REIT(a) 37,920 192,254
VICI Properties, Inc., Class A, REIT 29,440 935,014
Weyerhaeuser Co., REIT 16,960 528,474
13,701,941
Specialty Retail -
2 .5%
Abercrombie & Fitch Co., Class A*(a) 2,720 358,469
Academy Sports & Outdoors, Inc.(a) 16,160 821,898
American Eagle Outfitters, Inc. 40,320 789,869
Arko Corp.(a) 2,415 16,060
Asbury Automotive Group, Inc.*(a) 4,186 953,738
AutoNation, Inc.*(a) 6,080 945,258
AutoZone, Inc.* 399 1,200,591
Bath & Body Works, Inc. 42,880 1,216,934
Best Buy Co., Inc.(a) 6,240 564,283
Boot Barn Holdings, Inc.* 1,280 159,424
Buckle, Inc. (The)(a) 6,118 260,382
Burlington Stores, Inc.* 1,280 317,146
Caleres, Inc.(a) 8,320 248,352
Camping World Holdings, Inc., Class
A(a) 5,120 102,707

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 96
Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
CarMax, Inc.*(a) 3,840 $ 277,939
Carvana Co.*(a) 4,960 1,226,658
Chewy, Inc., Class A*(a) 6,080 163,978
Dick's Sporting Goods, Inc.(a) 1,920 375,840
Five Below, Inc.* 2,240 212,330
Floor & Decor Holdings, Inc., Class
A*(a) 3,040 313,272
Foot Locker, Inc.*(a) 14,080 326,515
GameStop Corp., Class A*(a) 11,360 251,965
Gap, Inc. (The)(a) 45,120 937,142
Group 1 Automotive, Inc.(a) 3,040 1,107,533
Guess?, Inc.(a) 5,440 92,426
Home Depot, Inc. (The) 28,160 11,088,000
Lithia Motors, Inc., Class A(a) 5,600 1,861,272
Lowe's Cos., Inc. 16,480 4,314,958
MarineMax, Inc.* 4,800 139,824
Monro, Inc. 3,520 96,483
Murphy USA, Inc.(a) 800 390,760
ODP Corp. (The)*(a) 8,800 273,064
O'Reilly Automotive, Inc.* 1,280 1,476,019
Penske Automotive Group, Inc. 1,120 168,638
RH*(a) 320 101,776
Ross Stores, Inc. 7,567 1,057,261
Sally Beauty Holdings, Inc.* 15,680 203,840
Shoe Carnival, Inc.(a) 5,760 197,395
Signet Jewelers Ltd.(a) 8,211 752,785
Sonic Automotive, Inc., Class A(a) 4,160 235,997
TJX Cos., Inc. (The) 26,400 2,983,992
Tractor Supply Co.(a) 2,576 683,954
Ulta Beauty, Inc.* 1,127 415,840
Upbound Group, Inc. 9,920 290,061
Urban Outfitters, Inc.* 9,760 350,872
Valvoline, Inc.* 7,567 304,799
Victoria's Secret & Co.*(a) 11,520 348,595
Warby Parker, Inc., Class A*(a) 9,280 157,110
Wayfair, Inc., Class A*(a) 4,960 212,437
Williams-Sonoma, Inc.(a) 2,880 386,294
41,732,735
Technology Hardware, Storage & Peripherals -
4 .8%
Apple, Inc. 332,800 75,182,848
Dell Technologies, Inc., Class C 6,880 850,574
Diebold Nixdorf, Inc.* 4,160 192,525
Hewlett Packard Enterprise Co. 38,453 749,449
HP, Inc. 27,360 971,827
IonQ, Inc.*(a) 11,360 170,741
NetApp, Inc.(a) 5,600 645,736
Pure Storage, Inc., Class A*(a) 8,320 416,416
Seagate Technology Holdings plc(a) 5,600 562,072
Super Micro Computer, Inc.*(a) 12,800 372,608
Western Digital Corp.* 9,120 595,627
Xerox Holdings Corp.(a) 20,000 163,400
80,873,823
Investments Shares Value
Textiles, Apparel & Luxury Goods -
0 .8%
Capri Holdings Ltd.*(a) 22,880 $ 451,651
Carter's, Inc.(a) 5,920 323,824
Columbia Sportswear Co.(a) 1,600 128,752
Crocs, Inc.*(a) 12,236 1,319,286
Deckers Outdoor Corp.* 3,636 584,996
G-III Apparel Group Ltd.*(a) 11,040 334,291
Hanesbrands, Inc.*(a) 55,200 383,640
Kontoor Brands, Inc.(a) 10,080 863,150
Lululemon Athletica, Inc.* 2,576 767,391
NIKE, Inc., Class B 27,040 2,085,595
Oxford Industries, Inc.(a) 2,400 174,288
PVH Corp. 12,160 1,197,274
Ralph Lauren Corp. 2,080 411,694
Skechers USA, Inc., Class A*(a) 5,635 346,327
Steven Madden Ltd.(a) 3,360 151,099
Tapestry, Inc. 44,960 2,133,352
Under Armour, Inc., Class A*(a) 38,080 325,584
Under Armour, Inc., Class C* 21,440 169,376
VF Corp.(a) 66,400 1,375,144
13,526,714
Tobacco -
0 .5%
Altria Group, Inc. 48,960 2,666,362
Philip Morris International, Inc. 44,320 5,881,264
Universal Corp.(a) 3,200 162,944
8,710,570
Trading Companies & Distributors -
0 .9%
Air Lease Corp., Class A(a) 19,360 858,616
Applied Industrial Technologies, Inc.
(a) 2,080 481,707
Beacon Roofing Supply, Inc.* 11,520 1,060,646
BlueLinx Holdings, Inc.* 1,771 193,854
Boise Cascade Co.(a) 7,728 1,028,056
Core & Main, Inc., Class A*(a) 5,760 255,053
Custom Truck One Source, Inc.*(a) 15,840 64,786
DNOW, Inc.* 13,120 155,210
DXP Enterprises, Inc.* 480 23,558
Fastenal Co. 12,236 956,610
Ferguson Enterprises, Inc. 4,320 849,917
FTAI Aviation Ltd.(a) 3,520 473,229
GATX Corp.(a) 2,080 286,541
GMS, Inc.*(a) 8,960 805,414
H&E Equipment Services, Inc.(a) 6,400 334,400
Herc Holdings, Inc.(a) 5,280 1,104,259
McGrath RentCorp 1,760 200,112
MRC Global, Inc.*(a) 16,320 200,083
MSC Industrial Direct Co., Inc., Class
A(a) 2,720 215,070
Rush Enterprises, Inc., Class A(a) 4,640 262,531
Rush Enterprises, Inc., Class B 726 35,255
SiteOne Landscape Supply, Inc.*(a) 2,093 292,476
Titan Machinery, Inc.*(a) 800 10,980
United Rentals, Inc. 1,600 1,300,480
Watsco, Inc.(a) 644 304,618
WESCO International, Inc. 9,177 1,761,709

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
97 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
WW Grainger, Inc. 966 $ 1,071,516
14,586,686
Water Utilities -
0 .1%
American States Water Co.(a) 480 39,581
American Water Works Co., Inc. 5,280 729,221
California Water Service Group 800 41,568
Essential Utilities, Inc. 8,640 333,504
Middlesex Water Co.(a) 483 29,555
SJW Group(a) 960 53,433
York Water Co. (The) 1,920 67,526
1,294,388
Wireless Telecommunication Services -
0 .2%
Gogo, Inc.*(a) 7,567 49,564
Telephone and Data Systems, Inc. 20,480 609,280
T-Mobile US, Inc. 13,440 2,999,270
3,658,114
Total Common Stocks
(Cost $874,052,491) 1,680,143,802
Number of
Warrants
WARRANTS - 0 .0% (d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00*
(Cost $21,117) 4,266 121,368
Number
of Rights
RIGHTS - 0 .0%
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡ 1,110 —
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ 6,734 —
Total Rights
(Cost $1,132) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 12 .0% (e)
CERTIFICATES OF DEPOSIT - 1 .8%
Bank of Montreal, London
(SOFR + 0.20%), 5.02%,
12/17/2024(f) $ 5,000,000 5,000,000
Cooperatieve Rabobank UA, London
5.17%, 7/3/2025 2,000,000 2,002,900
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 5.01%,
3/11/2025(f) 2,000,000 1,999,996
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Mitsubishi UFJ Trust & Banking Corp.
4.84%, 1/27/2025 $ 2,000,000 $ 2,000,401
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 5.06%,
2/18/2025(f) 3,000,000 3,000,354
Natixis SA, New York
(SOFR + 0.22%), 5.03%,
11/1/2024(f) 2,000,000 2,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 5.13%,
7/18/2025(f) 4,000,000 4,002,536
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.20%), 5.02%,
2/26/2025(f) 2,000,000 2,000,218
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 5.04%,
2/21/2025(f) 3,000,000 3,001,188
Sumitomo Mitsui Trust Bank Ltd.,
London
4.85%, 11/27/2024 2,000,000 2,000,000
Westpac Banking Corp., New York
(SOFR + 0.33%), 5.14%,
9/11/2025(f) 3,000,000 3,002,040
Total Certificates of Deposit
(Cost $30,000,000) 30,009,633
COMMERCIAL PAPER - 0 .2%
Macquarie Bank Ltd.
(SOFR + 0.22%), 5.04%,
2/13/2025(f) (Cost $3,000,000) $ 3,000,000 2,999,820
REPURCHASE AGREEMENTS - 10 .0%
BofA Securities, Inc.
5.28%, dated 10/31/2024, due
1/31/2025, repurchase price
$6,080,960, collateralized by
various Common Stocks, U.S.
Treasury Securities, 2.75%,
5/31/2029; ; total market value
$6,466,199 6,000,000 6,000,000
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$4,184,315, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $4,275,911 4,183,748 4,183,748

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 98
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.84%, dated 10/31/2024, due
11/1/2024, repurchase price
$20,002,689, collateralized by
various U.S. Treasury Securities,
2.38%, 1/15/2025; ; total market
value $20,204,704 $ 20,000,000 $ 20,000,000
MetLife, Inc.
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$17,002,290, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 5/15/2042 -
5/15/2046; total market value
$17,315,293 17,000,000 17,000,000
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$102,564,129, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$111,103,155 102,550,000 102,550,000
Societe Generale
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$10,001,369, collateralized by
various Common Stocks; total
market value $11,019,260 10,000,000 10,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$10,049,875, collateralized by
various Common Stocks; total
market value $10,820,326 10,000,000 10,000,000
Total Repurchase Agreements
(Cost $169,733,748) 169,733,748
Total Securities Lending Reinvestments
(Cost $202,733,748) 202,743,201
Total Investments - 111.4%
(Cost $1,076,808,488) 1,883,008,371
Liabilities in excess of other assets - (11.4%) (193,169,030)
NET ASSETS - 100.0% $1,689,839,341
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $248,114,093, collateralized
in the form of cash with a value of $202,733,748 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $45,864,256 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from November 7, 2024 – May 15, 2054 and $9,193,321
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 4.75%, and maturity dates ranging from January 31,
2025 – June 30, 2120; a total value of $257,791,325.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $202,743,201.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2024.
Percentages shown are based on Net Assets.
Abbreviations
CVR  — Contingent Value Rights
REIT  — Real Estate Investment Trust
SOFR  — Secured Overnight Financing Rate
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 830,894,177
Aggregate gross unrealized depreciation (24,476,497)
Net unrealized appreciation $ 806,417,680
Federal income tax cost $ 1,076,666,855

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
99 FLEXSHARES ANNUAL REPORT
Investment in a company which was affiliated for the period ended October 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
October 31,
2024
Value
October 31,
2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 459,393 $ 23,751 $ 70,944 6,400 $ 643,328 $ 218,069 $ 19,746 $ 13,059
Futures Contracts
FlexShares
®
Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
Russell 2000 E-Mini Index 13 12/20/2024 USD $ 1,435,590 $ 16,279
S&P 500 E-Mini Index 19 12/20/2024 USD 5,451,575 25,174
S&P Midcap 400 E-Mini Index 6 12/20/2024 USD 1,868,160 34,711
$ 76,164
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .4%
Warrants 0 .0
†
Rights –
Securities Lending Reinvestments 12 .0
Others
(1)
( 11 .4 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 100
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
98 .7%
Aerospace & Defense -
1 .2%
Airbus SE 7,456 $ 1,134,540
Babcock International Group plc 24,032 145,833
BAE Systems plc 38,432 617,626
Bombardier, Inc., Class B* 1,776 130,491
CAE, Inc.*(a) 4,476 78,670
Chemring Group plc(a) 15,334 69,985
Dassault Aviation SA 369 74,232
Elbit Systems Ltd. 412 94,176
Hensoldt AG 800 27,133
INVISIO AB 2,552 63,919
Kongsberg Gruppen ASA 1,111 115,326
Leonardo SpA 6,336 151,125
LISI SA 880 21,305
Melrose Industries plc 18,185 111,053
Montana Aerospace AG*(b) 1,326 23,370
MTU Aero Engines AG 672 219,378
QinetiQ Group plc 25,152 148,425
Rheinmetall AG 608 312,348
Rolls-Royce Holdings plc* 107,168 737,677
Saab AB, Class B 5,524 113,112
Safran SA 4,480 1,010,679
Singapore Technologies Engineering
Ltd. 17,900 61,430
Thales SA 1,248 200,727
5,662,560
Air Freight & Logistics -
0 .6%
Cargojet, Inc.(a) 608 59,358
Deutsche Post AG 18,272 732,580
DSV A/S(a) 2,240 485,989
Freightways Group Ltd.(a) 7,410 46,262
ID Logistics Group SACA* 81 36,010
InPost SA* 3,608 70,232
International Distribution Services plc 14,455 62,666
Kerry Logistics Network Ltd. 80,000 75,015
Konoike Transport Co. Ltd. 9,600 158,251
Logista Integral SA 2,419 73,796
Mainfreight Ltd. 1,312 55,947
Mitsui-Soko Holdings Co. Ltd. 7,700 358,904
Nippon Express Holdings, Inc. 1,600 79,126
Oesterreichische Post AG 136 4,304
Sankyu, Inc. 1,333 46,661
SBS Holdings, Inc.(a) 6,400 105,627
Senko Group Holdings Co. Ltd. 38,400 362,257
SG Holdings Co. Ltd. 3,800 38,168
Yamato Holdings Co. Ltd.(a) 3,800 40,426
2,891,579
Automobile Components -
1 .6%
Aisan Industry Co. Ltd. 10,200 91,604
Aisin Corp. 10,200 107,307
Amotiv Ltd.(a) 43,456 303,138
Investments Shares Value
Automobile Components
(continued)
ARB Corp. Ltd.(a) 1,901 $ 51,674
Brembo NV(a) 1,435 15,017
Bridgestone Corp. 9,600 345,808
CIE Automotive SA(a) 2,091 55,844
Cie Generale des Etablissements
Michelin SCA 11,712 394,805
Continental AG 1,824 113,388
Denso Corp. 38,400 558,889
Dometic Group AB(c) 5,962 32,234
Dowlais Group plc 449,152 282,836
Eagle Industry Co. Ltd. 8,000 107,087
Exedy Corp. 9,600 266,273
FCC Co. Ltd. 12,800 201,422
Forvia SE(a) 3,876 36,508
Gestamp Automocion SA(a)(b) 41,344 121,190
G-Tekt Corp. 7,400 76,854
Hella GmbH & Co. KGaA 328 30,909
Johnson Electric Holdings Ltd. 112,000 169,706
JTEKT Corp. 3,800 26,094
Koito Manufacturing Co. Ltd. 5,000 65,419
KYB Corp.(a) 6,400 202,514
Linamar Corp.(a) 12,960 529,668
Magna International, Inc. 3,968 156,477
Musashi Seimitsu Industry Co. Ltd. 16,000 211,233
NHK Spring Co. Ltd. 2,900 36,058
Nifco, Inc. 2,400 56,595
Niterra Co. Ltd. 2,700 77,814
NOK Corp. 4,100 59,337
Nokian Renkaat OYJ(a) 8,364 69,229
Opmobility 12,960 126,349
Pacific Industrial Co. Ltd. 19,200 174,070
Pirelli & C SpA(b) 3,854 21,029
PWR Holdings Ltd.(a) 3,772 22,483
Seiren Co. Ltd.(a) 4,100 69,417
Shoei Co. Ltd.(a) 3,800 58,799
Stanley Electric Co. Ltd. 3,400 58,781
Sumitomo Electric Industries Ltd. 12,800 200,203
Sumitomo Riko Co. Ltd. 12,800 132,096
Sumitomo Rubber Industries Ltd. 3,800 39,353
TI Fluid Systems plc(b) 100,288 219,448
Tokai Rika Co. Ltd. 16,000 228,354
Topre Corp.(a) 16,000 187,599
Toyo Tire Corp.(a) 4,500 64,668
Toyoda Gosei Co. Ltd. 2,000 34,466
Toyota Boshoku Corp. 2,700 36,390
Valeo SE 67,782 654,635
Yokohama Rubber Co. Ltd. (The)(a) 3,800 78,856
7,259,927
Automobiles -
2 .1%
Aston Martin Lagonda Global
Holdings plc*(a)(b) 16,400 24,121
Bayerische Motoren Werke AG 4,768 374,356

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
101 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Bayerische Motoren Werke AG
(Preference) 1,564 $ 114,697
Dr Ing hc F Porsche AG (Preference)
(b) 1,344 94,317
Ferrari NV 1,536 733,392
Honda Motor Co. Ltd. 86,400 883,427
Isuzu Motors Ltd. 9,600 125,826
Mazda Motor Corp.(a) 10,600 77,069
Mercedes-Benz Group AG 14,464 874,648
Mitsubishi Motors Corp.(a) 13,500 40,768
Nissan Motor Co. Ltd.(a) 29,700 80,175
Nissan Shatai Co. Ltd. 3,800 25,820
Piaggio & C SpA(a) 46,784 112,451
PIERER Mobility AG 2,970 40,736
Porsche Automobil Holding SE
(Preference) 3,648 151,012
Renault SA 3,328 151,386
Stellantis NV 38,400 525,114
Subaru Corp. 10,000 182,603
Suzuki Motor Corp. 32,000 324,044
Toyota Motor Corp. 214,400 3,775,664
Trigano SA(a) 2,272 308,325
Volkswagen AG (Preference) 3,264 315,164
Yamaha Motor Co. Ltd.(a) 19,200 170,667
9,505,782
Banks -
11 .3%
ABN AMRO Bank NV, CVA(b) 7,072 116,625
AIB Group plc 21,088 112,044
Aichi Financial Group, Inc.(a) 12,800 193,271
Aktia Bank OYJ(a) 16,192 162,956
Alandsbanken Abp, Class B 1,972 71,720
Alior Bank SA 2,640 57,566
AMCO - Asset Management Co.
SpA*‡(a) 239 288
ANZ Group Holdings Ltd. 36,256 739,740
Awa Bank Ltd. (The)(a) 9,600 154,785
Banca Monte dei Paschi di Siena
SpA 7,182 39,235
Banca Popolare di Sondrio SpA 14,464 107,800
Banco Bilbao Vizcaya Argentaria SA 101,184 1,005,131
Banco BPM SpA 25,143 169,129
Banco Comercial Portugues SA,
Class R 189,546 95,359
Banco de Sabadell SA 98,336 190,938
Banco Santander SA(a) 272,512 1,328,970
Bank Hapoalim BM 21,152 220,855
Bank Leumi Le-Israel BM 26,176 266,525
Bank Millennium SA* 25,740 53,333
Bank of East Asia Ltd. (The)(a) 25,413 31,544
Bank of Georgia Group plc 10,752 575,050
Bank of Ireland Group plc 17,248 158,453
Bank of Montreal(a) 12,896 1,173,819
Bank of Nova Scotia (The)(a) 22,368 1,150,373
Bank of Queensland Ltd.(a) 8,126 34,703
Investments Shares Value
Banks
(continued)
Bank Polska Kasa Opieki SA 3,295 $ 115,253
Bankinter SA 12,060 98,066
Banque Cantonale de Geneve(a) 544 161,055
Banque Cantonale Vaudoise
(Registered)(a) 410 40,825
Barclays plc 276,032 842,841
BAWAG Group AG(b) 1,775 136,819
Bendigo & Adelaide Bank Ltd.(a) 7,372 59,393
Berner Kantonalbank AG
(Registered)(a) 328 88,382
BNP Paribas SA 18,432 1,255,671
BPER Banca SpA 23,721 144,215
CaixaBank SA 70,528 428,019
Canadian Imperial Bank of
Commerce 17,565 1,097,663
Canadian Western Bank(a) 29,856 1,226,196
Chiba Bank Ltd. (The) 14,200 105,341
Chugin Financial Group, Inc. 2,600 25,040
Close Brothers Group plc* 46,432 136,105
Commerzbank AG 17,632 312,592
Commonwealth Bank of Australia 21,216 1,983,723
Concordia Financial Group Ltd. 19,200 96,589
Credit Agricole SA 21,216 324,422
Credito Emiliano SpA 6,256 67,511
Dah Sing Banking Group Ltd. 140,800 132,570
Daishi Hokuetsu Financial Group,
Inc. 25,600 411,583
Danske Bank A/S 11,360 334,354
DBS Group Holdings Ltd. 38,461 1,123,972
DNB Bank ASA 15,872 326,925
EQB, Inc.(a) 7,968 610,597
Erste Group Bank AG 5,760 323,548
FIBI Holdings Ltd. 533 24,991
FinecoBank Banca Fineco SpA 7,168 114,278
First International Bank of Israel Ltd.
(The) 1,144 50,856
Fukuoka Financial Group, Inc. 2,800 64,851
Graubuendner Kantonalbank 7 14,086
Gunma Bank Ltd. (The) 8,400 47,905
Hachijuni Bank Ltd. (The) 10,200 56,703
Hang Seng Bank Ltd.(a) 12,800 156,575
Heartland Group Holdings Ltd.(a) 294,650 178,868
Hirogin Holdings, Inc. 9,200 68,128
Hokkoku Financial Holdings, Inc. 1,300 37,551
Hokuhoku Financial Group, Inc. 3,800 40,301
HSBC Holdings plc 336,032 3,074,683
Hyakugo Bank Ltd. (The)(a) 70,400 256,966
Hyakujushi Bank Ltd. (The) 9,600 161,150
ING Bank Slaski SA 532 32,983
ING Groep NV 58,368 993,218
Intesa Sanpaolo SpA 279,872 1,196,230
Israel Discount Bank Ltd., Class A 23,314 137,295
Iyogin Holdings, Inc. 8,200 79,080
Japan Post Bank Co. Ltd. 19,200 172,935
Judo Capital Holdings Ltd.*(a) 80,330 98,918
Juroku Financial Group, Inc. 9,600 259,340

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 102
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Jyske Bank A/S (Registered)(a) 1,155 $ 80,397
KBC Ancora 803 40,450
KBC Group NV 4,896 354,427
Keiyo Bank Ltd. (The) 35,200 159,680
Kyoto Financial Group, Inc. 6,400 95,270
Kyushu Financial Group, Inc. 5,600 25,760
Liechtensteinische Landesbank AG 1,025 83,688
Lloyds Banking Group plc 1,139,808 782,520
Luzerner Kantonalbank AG
(Registered) 304 22,430
Mebuki Financial Group, Inc. 26,410 100,196
Mediobanca Banca di Credito
Finanziario SpA 10,752 177,078
Mitsubishi UFJ Financial Group, Inc. 153,600 1,642,131
Mizrahi Tefahot Bank Ltd. 2,545 105,177
Mizuho Financial Group, Inc. 44,800 944,675
Musashino Bank Ltd. (The) 9,600 169,658
Nanto Bank Ltd. (The) 1,500 29,641
National Australia Bank Ltd. 39,968 1,015,747
National Bank of Canada(a) 6,112 582,283
NatWest Group plc 114,240 540,051
Nishi-Nippon Financial Holdings, Inc. 3,800 41,511
Nordea Bank Abp 58,912 686,569
Norion Bank AB* 20,842 80,738
North Pacific Bank Ltd.(a) 99,200 261,798
Oberbank AG 902 68,744
Oma Saastopankki OYJ(a) 4,420 54,704
Oversea-Chinese Banking Corp. Ltd. 60,800 698,127
Permanent TSB Group Holdings
plc*(a) 52,554 82,730
Powszechna Kasa Oszczednosci
Bank Polski SA 13,053 181,717
Raiffeisen Bank International AG 3,344 59,866
Resona Holdings, Inc. 32,000 214,279
Ringkjoebing Landbobank A/S 492 80,855
Royal Bank of Canada 18,144 2,191,806
San-In Godo Bank Ltd. (The) 44,800 364,694
Santander Bank Polska SA 726 81,091
Senshu Ikeda Holdings, Inc. 83,200 186,801
Shiga Bank Ltd. (The) 13,800 299,872
Shizuoka Financial Group, Inc. 11,600 93,478
Skandinaviska Enskilda Banken AB,
Class A 28,032 394,149
Skandinaviska Enskilda Banken AB,
Class C 684 9,755
Societe Generale SA 12,768 365,738
Spar Nord Bank A/S 20,768 399,039
SpareBank 1 Nord Norge 26,464 282,672
Sparebank 1 Oestlandet 1,329 18,976
SpareBank 1 SMN 3,103 45,674
SpareBank 1 Sor-Norge ASA 4,796 63,220
Sparebanken Vest 26,368 323,050
St Galler Kantonalbank AG
(Registered) 41 19,962
Standard Chartered plc 39,232 454,149
Investments Shares Value
Banks
(continued)
Sumitomo Mitsui Financial Group,
Inc. 51,900 $ 1,115,173
Sumitomo Mitsui Trust Group, Inc. 12,800 283,856
Suruga Bank Ltd.(a) 10,200 73,524
Svenska Handelsbanken AB, Class A 20,512 212,404
Svenska Handelsbanken AB, Class
B(a) 3,808 51,070
Swedbank AB, Class A 17,408 351,738
Sydbank A/S 16,128 765,323
TBC Bank Group plc 14,080 497,804
Tokyo Kiraboshi Financial Group,
Inc.(a) 9,600 261,546
Toronto-Dominion Bank (The) 31,360 1,731,611
Unicaja Banco SA(b) 55,420 69,312
UniCredit SpA 29,088 1,284,649
United Overseas Bank Ltd. 25,600 622,342
Valiant Holding AG (Registered)(a) 4,512 524,930
Walliser Kantonalbank (Registered) 485 63,380
Westpac Banking Corp. 44,800 942,529
Yamaguchi Financial Group, Inc. 4,100 40,724
Zuger Kantonalbank(a) 10 95,062
51,581,373
Beverages -
1 .0%
Anheuser-Busch InBev SA/NV 12,384 739,189
Asahi Group Holdings Ltd. 18,000 217,371
Britvic plc 11,392 187,178
Carlsberg A/S, Class B 1,088 119,570
Coca-Cola Europacific Partners plc 2,539 192,964
Coca-Cola HBC AG 3,127 108,948
Davide Campari-Milano NV(a) 6,802 45,622
Diageo plc 27,360 843,857
Fevertree Drinks plc(a) 5,658 54,047
Heineken Holding NV 1,504 104,092
Heineken NV 3,392 278,031
Ito En Ltd. 800 17,584
Kirin Holdings Co. Ltd. 9,600 141,676
Olvi OYJ, Class A 912 29,406
Pernod Ricard SA 2,848 353,253
Primo Water Corp.(a) 6,880 180,446
Remy Cointreau SA(a) 408 25,403
Royal Unibrew A/S 836 62,366
Sapporo Holdings Ltd.(a) 1,900 91,554
Suntory Beverage & Food Ltd.(a) 1,800 61,034
Takara Holdings, Inc. 64,000 505,236
Treasury Wine Estates Ltd.(a) 12,068 89,558
4,448,385
Biotechnology -
0 .6%
Argenx SE* 736 432,759
Bavarian Nordic A/S*(a) 3,648 114,007
BioArctic AB, Class B*(a)(b) 2,108 28,941
BioGaia AB, Class B 3,846 37,921
BoneSupport Holding AB*(b) 2,665 83,437
CSL Ltd. 6,240 1,172,822
Galapagos NV*(a) 3,108 83,748
Genmab A/S* 864 192,987

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
103 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Genus plc 4,192 $ 112,639
GNI Group Ltd.* 3,800 77,085
Grifols SA* 2,888 32,122
PeptiDream, Inc.* 2,500 46,578
Swedish Orphan Biovitrum AB* 2,534 78,861
Takara Bio, Inc. 400 2,678
Telix Pharmaceuticals Ltd.*(a) 4,018 55,083
Vitrolife AB(a) 880 19,426
Zealand Pharma A/S, Class A*(a) 924 106,321
2,677,415
Broadline Retail -
0 .7%
Allegro.eu SA*(b) 6,278 55,008
ASKUL Corp.(a) 1,000 12,657
B&M European Value Retail SA 14,042 69,974
Canadian Tire Corp. Ltd., Class A(a) 912 96,941
Dollarama, Inc. 3,232 335,941
Europris ASA(b) 8,968 55,367
Harvey Norman Holdings Ltd.(a) 5,586 16,757
Isetan Mitsukoshi Holdings Ltd. 5,000 76,202
J Front Retailing Co. Ltd.(a) 4,100 44,291
Next plc 1,728 217,495
Pan Pacific International Holdings
Corp. 6,400 160,835
Pepco Group NV*(b) 4,066 17,382
Prosus NV 18,592 782,045
Puuilo OYJ 2,622 26,260
Rakuten Group, Inc.*(a) 19,800 119,937
Ryohin Keikaku Co. Ltd.(a) 6,000 98,946
Seria Co. Ltd. 1,000 20,778
Takashimaya Co. Ltd. 8,600 68,907
THG plc, Class B*(a) 252,032 151,449
Tokmanni Group Corp.(a) 14,848 168,935
Wesfarmers Ltd. 14,400 634,585
3,230,692
Building Products -
0 .8%
AGC, Inc.(a) 4,100 126,560
Assa Abloy AB, Class B 12,544 390,269
Belimo Holding AG (Registered) 123 81,365
Bunka Shutter Co. Ltd. 6,800 82,854
Carel Industries SpA(a)(b) 2,318 47,562
Cie de Saint-Gobain SA 8,512 766,823
Daikin Industries Ltd. 3,500 428,524
dormakaba Holding AG 126 95,881
Fletcher Building Ltd.* 16,948 30,260
Forbo Holding AG (Registered) 41 40,256
Geberit AG (Registered) 384 240,161
Genuit Group plc 15,011 90,512
Inwido AB 15,328 277,049
James Halstead plc 18,023 45,184
Kingspan Group plc 1,921 168,198
Lindab International AB 4,092 85,358
Lixil Corp.(a) 3,800 44,804
Munters Group AB(b) 2,720 43,749
Investments Shares Value
Building Products
(continued)
Nibe Industrier AB, Class B(a) 22,912 $ 110,148
Nitto Boseki Co. Ltd. 1,900 93,924
Noritz Corp. 3,800 44,330
Reliance Worldwide Corp. Ltd. 13,860 47,298
ROCKWOOL A/S, Class A 88 37,660
ROCKWOOL A/S, Class B 174 74,818
Sanwa Holdings Corp. 3,400 87,631
Systemair AB 4,018 30,642
Takara Standard Co. Ltd. 3,800 41,611
TOTO Ltd. 3,000 84,490
Volution Group plc 3,838 28,520
3,766,441
Capital Markets -
3 .8%
3i Group plc 16,896 689,033
abrdn plc(a) 31,578 53,651
AJ Bell plc 20,256 115,757
Allfunds Group plc 4,048 24,720
Alpha Group International plc(a)(b) 760 20,812
Amundi SA(b) 1,273 91,905
Anima Holding SpA(b) 53,952 326,837
Antin Infrastructure Partners SA 4,332 49,570
Ashmore Group plc 22,554 61,125
ASX Ltd.(a) 1,938 82,536
Avanza Bank Holding AB 2,704 56,000
Azimut Holding SpA 2,537 62,688
Banca Generali SpA 1,397 61,788
Brederode SA 285 33,169
Bridgepoint Group plc(b) 28,091 112,535
Brookfield Asset Management Ltd.,
Class A(a) 5,600 296,762
Brookfield Corp., Class A 23,649 1,252,533
Bure Equity AB 968 34,522
CI Financial Corp. 42,208 693,399
Cie Financiere Tradition SA 266 46,605
Daiwa Securities Group, Inc. 22,400 149,554
Deutsche Bank AG (Registered) 33,920 575,358
Deutsche Boerse AG 2,304 534,536
EFG International AG 1,680 22,926
EQT AB(a) 8,544 246,737
Euronext NV(b) 1,178 129,680
Fairfax India Holdings Corp.*(b) 4,510 66,071
flatexDEGIRO AG 2,128 31,189
Galaxy Digital Holdings Ltd.*(a) 5,508 71,480
Gimv NV 6,723 276,261
GMO Financial Holdings, Inc.(a) 8,200 34,506
Hargreaves Lansdown plc 5,061 70,793
HMC Capital Ltd., REIT(a) 9,954 66,307
Hong Kong Exchanges & Clearing
Ltd. 14,558 581,990
HUB24 Ltd.(a) 1,023 46,308
iFAST Corp. Ltd. 10,000 56,694
IG Group Holdings plc 6,732 77,462
IGM Financial, Inc. 2,200 66,018
Insignia Financial Ltd. 174,912 379,218
IntegraFin Holdings plc(b) 15,498 73,324

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 104
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Intermediate Capital Group plc 5,280 $ 139,973
Investec plc 14,014 107,202
JAFCO Group Co. Ltd. 5,000 67,717
Japan Exchange Group, Inc. 12,800 152,516
JTC plc(b) 4,522 59,765
Julius Baer Group Ltd. 3,648 222,162
London Stock Exchange Group plc 6,176 834,909
Macquarie Group Ltd. 4,896 742,425
Magellan Financial Group Ltd.(a) 57,120 402,570
Man Group plc 28,844 73,647
Monex Group, Inc. 12,300 58,946
Ninety One plc 15,252 32,394
Nomura Holdings, Inc. 38,400 201,472
Nordnet AB publ(a) 2,420 50,073
Okasan Securities Group, Inc.(a) 17,000 68,525
Onex Corp. 684 49,177
Partners Group Holding AG 256 353,195
Perpetual Ltd. 33,632 446,307
Pinnacle Investment Management
Group Ltd.(a) 9,677 127,593
Plus500 Ltd. 23,776 715,894
Quilter plc(b) 406,144 748,776
Rathbones Group plc(a) 19,488 416,911
Ratos AB, Class B(a) 58,336 185,366
SBI Holdings, Inc. 4,800 107,108
Schroders plc 18,389 81,328
Singapore Exchange Ltd. 12,300 105,529
St James's Place plc 5,474 57,216
Swissquote Group Holding SA
(Registered) 205 69,748
Tamburi Investment Partners SpA(a) 2,546 23,937
Tel Aviv Stock Exchange Ltd. 4,141 41,566
TMX Group Ltd.(a) 3,520 109,821
Tokai Tokyo Financial Holdings, Inc. 22,800 70,799
TP ICAP Group plc 229,280 661,767
UBS Group AG (Registered) 42,496 1,304,318
UOB-Kay Hian Holdings Ltd. 74,867 88,851
Van Lanschot Kempen NV, CVA 9,952 454,325
Vontobel Holding AG (Registered) 339 22,033
VZ Holding AG(a) 285 45,945
XTB SA(b) 2,360 38,213
Yangzijiang Financial Holding Ltd. 723,200 218,671
17,481,049
Chemicals -
2 .8%
ADEKA Corp. 2,300 42,097
Aica Kogyo Co. Ltd. 1,500 32,595
Air Liquide SA 7,323 1,309,082
Air Water, Inc. 4,100 51,962
Akzo Nobel NV 2,880 182,848
Arkema SA 1,248 108,866
Artience Co. Ltd.(a) 12,800 310,074
Asahi Kasei Corp. 13,200 91,813
ASAHI YUKIZAI Corp.(a) 3,500 94,781
BASF SE 16,256 787,910
Investments Shares Value
Chemicals
(continued)
Borregaard ASA 1,692 $ 29,758
C Uyemura & Co. Ltd. 600 42,422
Clariant AG (Registered) 2,166 30,034
Corbion NV 3,594 89,820
Covestro AG*(b) 1,760 111,205
Croda International plc 1,856 88,407
Daicel Corp. 8,900 79,579
Denka Co. Ltd. 3,400 48,324
DIC Corp.(a) 2,899 63,623
DSM-Firmenich AG 3,008 356,281
Elementis plc 23,522 40,342
Elkem ASA*(b) 95,360 155,095
EMS-Chemie Holding AG
(Registered)(a) 126 96,828
Evonik Industries AG 4,704 103,313
FUCHS SE 711 25,434
FUCHS SE (Preference) 1,182 54,948
Fuso Chemical Co. Ltd. 1,100 27,261
Givaudan SA (Registered) 113 535,401
Hexpol AB 5,784 54,542
ICL Group Ltd. 10,602 43,786
Incitec Pivot Ltd. 45,120 88,956
Israel Corp. Ltd. 104 22,824
JCU Corp. 1,400 32,720
Johnson Matthey plc 4,512 86,317
K+S AG (Registered) 9,792 118,479
Kaneka Corp. 1,300 32,149
Kansai Paint Co. Ltd. 3,800 62,367
Kemira OYJ 2,992 63,406
Keppel Infrastructure Trust 41,800 13,903
KH Neochem Co. Ltd. 9,600 130,395
Konishi Co. Ltd. 19,200 167,137
Kumiai Chemical Industry Co. Ltd.(a) 19,200 102,728
Kuraray Co. Ltd. 8,000 109,949
Kureha Corp.(a) 16,000 296,629
LANXESS AG 3,330 96,092
Lenzing AG* 5,760 195,104
Lintec Corp. 3,800 80,079
Methanex Corp. 1,290 50,436
Mitsubishi Chemical Group Corp. 25,600 139,626
Mitsubishi Gas Chemical Co., Inc.(a) 6,200 109,469
Mitsui Chemicals, Inc. 4,700 108,641
Nihon Parkerizing Co. Ltd. 4,100 34,910
Nippon Kayaku Co. Ltd. 12,800 102,013
Nippon Paint Holdings Co. Ltd. 13,600 104,818
Nippon Sanso Holdings Corp. 2,800 98,857
Nippon Soda Co. Ltd.(a) 16,278 272,823
Nissan Chemical Corp. 2,900 99,075
Nitto Denko Corp. 9,000 151,167
NOF Corp. 3,600 59,261
Novonesis (Novozymes) B(a) 4,353 272,270
Nufarm Ltd.(a) 20,418 51,489
Nutrien Ltd. 8,800 419,120
OCI NV* 1,933 23,430
Orica Ltd. 4,446 50,496
Resonac Holdings Corp.(a) 3,800 92,876

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
105 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Shin-Etsu Chemical Co. Ltd. 25,600 $ 967,195
Shin-Etsu Polymer Co. Ltd. 800 8,382
Sika AG (Registered) 1,984 551,812
SOL SpA 1,258 48,621
Solvay SA(a) 1,558 62,685
Sumitomo Chemical Co. Ltd.(a) 35,200 94,768
Syensqo SA 1,408 108,576
Symrise AG, Class A 1,696 203,644
T Hasegawa Co. Ltd. 900 19,705
Taiyo Holdings Co. Ltd. 1,800 48,095
Teijin Ltd. 4,100 36,983
Toagosei Co. Ltd. 9,600 98,789
Tokai Carbon Co. Ltd.(a) 70,400 401,487
Tokuyama Corp. 22,400 398,222
Tokyo Ohka Kogyo Co. Ltd. 2,100 49,782
Toray Industries, Inc. 13,600 74,658
Tosoh Corp. 7,000 87,773
Toyobo Co. Ltd. 32,000 205,035
Umicore SA(a) 5,406 64,383
Victrex plc 700 7,668
Wacker Chemie AG 256 21,495
Yara International ASA 1,462 43,845
Zeon Corp. 3,600 33,843
12,665,888
Commercial Services & Supplies -
1 .0%
Befesa SA(a)(b) 850 19,711
Bilfinger SE 11,392 545,417
Boyd Group Services, Inc. 372 57,830
Brambles Ltd. 18,656 224,353
Bravida Holding AB(b) 8,864 65,196
Cleanaway Waste Management Ltd. 35,024 62,628
Dai Nippon Printing Co. Ltd. 6,400 112,181
Daiseki Co. Ltd. 1,499 38,527
DO & CO AG* 369 57,126
Downer EDI Ltd. 35,680 131,108
Duskin Co. Ltd. 4,100 108,607
Element Fleet Management Corp.(a) 6,016 122,957
Elis SA 4,152 93,758
GFL Environmental, Inc. 2,345 97,992
ISS A/S(a) 2,508 48,079
Japan Elevator Service Holdings Co.
Ltd. 4,200 81,284
Kokuyo Co. Ltd. 4,100 66,362
Loomis AB, Class B 984 30,679
Mitie Group plc 79,840 119,686
Mitsubishi Pencil Co. Ltd.(a) 1,800 29,294
Nippon Kanzai Holdings Co. Ltd. 1,300 22,821
Okamura Corp. 3,800 48,122
Pilot Corp. 3,200 99,934
Prestige International, Inc. 4,000 18,014
RB Global, Inc.(a) 2,208 186,863
Rentokil Initial plc 33,472 166,754
Sdiptech AB, Class B* 912 20,439
Secom Co. Ltd. 5,400 193,595
Investments Shares Value
Commercial Services & Supplies
(continued)
Securitas AB, Class B(a) 9,499 $ 110,969
Serco Group plc 328,544 739,609
SG Fleet Group Ltd.(a) 36,108 64,093
Societe BIC SA(a) 1,376 100,238
Sohgo Security Services Co. Ltd. 9,500 66,358
SPIE SA 2,592 93,369
TOPPAN Holdings, Inc. 3,800 112,609
Veridis Environment Ltd.* 2,870 18,720
Waste Connections, Inc.(a) 3,296 581,975
4,757,257
Communications Equipment -
0 .2%
Nokia OYJ 82,112 385,552
Spirent Communications plc* 25,338 54,727
Telefonaktiebolaget LM Ericsson,
Class A 306 2,551
Telefonaktiebolaget LM Ericsson,
Class B 31,808 264,510
VTech Holdings Ltd. 44,800 333,073
1,040,413
Construction & Engineering -
2 .4%
Ackermans & van Haaren NV 454 92,022
ACS Actividades de Construccion y
Servicios SA(a) 4,209 201,058
AF Gruppen ASA 5,586 66,543
Ashtrom Group Ltd.* 238 3,652
AtkinsRealis Group, Inc. 2,068 99,398
Badger Infrastructure Solutions Ltd. 1,564 40,639
Balfour Beatty plc 160,832 919,729
Bouygues SA 3,488 111,444
Burkhalter Holding AG(a) 615 63,086
Chiyoda Corp.*(a) 48,000 93,274
Chudenko Corp. 1,500 31,659
Dai-Dan Co. Ltd.(a) 9,600 191,275
Deme Group NV 272 41,223
Eiffage SA 1,280 118,758
Elco Ltd.(a) 4,032 123,949
Elecnor SA 3,910 87,020
Electra Ltd. 76 34,645
Ferrovial SE 5,640 225,819
Fugro NV 5,632 128,769
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp. 44,800 332,342
HOCHTIEF AG 442 53,936
INFRONEER Holdings, Inc. 4,100 30,967
Instalco AB(a)(b) 4,332 13,109
JGC Holdings Corp. 6,800 58,904
Johns Lyng Group Ltd.(a) 11,210 28,122
Kajima Corp. 9,700 168,974
Keller Group plc 21,632 454,991
Kinden Corp. 2,300 48,152
Kumagai Gumi Co. Ltd. 10,400 241,352
Kvutzat Acro Ltd.(a) 2,108 28,958
Maire SpA 9,090 68,537
MIRAIT ONE Corp. 28,800 413,684
Monadelphous Group Ltd. 7,216 59,648

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 106
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Morgan Sindall Group plc 12,224 $ 588,556
Mota-Engil SGPS SA(a) 22,704 63,100
NCC AB, Class B 24,032 355,986
Nippon Road Co. Ltd. (The) 6,800 73,078
Nishimatsu Construction Co. Ltd. 9,600 324,002
NRW Holdings Ltd. 132,672 335,435
Obayashi Corp. 9,900 122,869
Okumura Corp.(a) 9,600 271,315
Peab AB, Class B 51,776 392,431
Penta-Ocean Construction Co. Ltd. 92,800 387,893
Raito Kogyo Co. Ltd. 3,200 46,952
Raiznext Corp. 200 2,068
Renew Holdings plc 1,462 20,563
Sacyr SA 26,517 87,977
Sanki Engineering Co. Ltd. 3,800 59,997
Shapir Engineering and Industry
Ltd.*(a) 2,525 16,598
Shikun & Binui Ltd.*(a) 108,608 288,003
Shimizu Corp. 7,600 50,741
Shinnihon Corp. 10,800 109,613
SHO-BOND Holdings Co. Ltd. 1,200 42,399
Skanska AB, Class B(a) 5,024 101,512
Stantec, Inc. 1,443 116,914
Sweco AB, Class B 3,524 59,183
Taihei Dengyo Kaisha Ltd. 4,500 152,142
Taikisha Ltd. 1,000 32,070
Taisei Corp.(a) 3,200 135,752
Takamatsu Construction Group Co.
Ltd.(a) 6,400 124,660
Thyssenkrupp Nucera AG & Co.
KGaA* 1,748 17,990
Toa Corp. 19,200 125,038
Toda Corp. 5,200 31,666
Toenec Corp. 16,500 103,230
Toyo Construction Co. Ltd. 3,800 32,755
Veidekke ASA 3,088 35,050
Ventia Services Group Pty. Ltd. 28,618 86,039
Vinci SA 6,304 702,872
Webuild SpA(a) 116,768 330,868
Worley Ltd. 7,728 70,866
WSP Global, Inc. 1,376 245,665
Yokogawa Bridge Holdings Corp. 12,100 222,578
Yurtec Corp. 3,400 33,191
11,075,255
Construction Materials -
0 .8%
Breedon Group plc 87,680 495,993
Brickworks Ltd.(a) 1,435 25,510
Buzzi SpA(a) 2,310 90,233
Cementir Holding NV 14,112 146,159
Heidelberg Materials AG 2,400 263,683
Holcim AG 8,992 884,745
Imerys SA 10,336 333,048
James Hardie Industries plc, CHDI* 4,832 154,640
Krosaki Harima Corp.(a) 6,800 109,907
Investments Shares Value
Construction Materials
(continued)
RHI Magnesita NV(a) 6,112 $ 252,238
Shinagawa Refractories Co. Ltd. 6,800 80,087
Sumitomo Osaka Cement Co. Ltd. 9,600 237,975
Taiheiyo Cement Corp. 3,400 75,109
Titan Cement International SA(a) 11,424 403,080
Vicat SACA(a) 4,992 184,536
Wienerberger AG 2,520 75,783
3,812,726
Consumer Finance -
0 .3%
Acom Co. Ltd. 20,500 48,664
Aiful Corp. 92,800 197,388
Cembra Money Bank AG(a) 1,344 120,847
Credit Saison Co. Ltd. 2,100 48,018
goeasy Ltd.(a) 896 113,855
Hong Leong Finance Ltd. 47,600 87,795
Isracard Ltd. 64,960 251,790
Jaccs Co. Ltd.(a) 9,600 242,009
KRUK SA 494 52,873
Latitude Group Holdings Ltd.*(a) 43,434 32,717
Marui Group Co. Ltd. 3,200 50,597
Orient Corp. 22,400 133,966
Zip Co. Ltd.*(a) 57,222 113,191
1,493,710
Consumer Staples Distribution & Retail -
1 .5%
Aeon Co. Ltd. 11,113 272,855
Ain Holdings, Inc. 800 26,559
Alimentation Couche-Tard, Inc. 9,248 481,723
Axfood AB 1,496 33,261
Axial Retailing, Inc. 28,800 168,650
Belc Co. Ltd. 800 34,295
Carrefour SA 9,792 154,517
Coles Group Ltd. 18,208 209,783
Colruyt Group NV 342 15,928
Cosmos Pharmaceutical Corp.(a) 400 19,122
Create SD Holdings Co. Ltd. 500 9,864
Dino Polska SA*(b) 628 51,970
Empire Co. Ltd., Class A(a) 2,242 64,609
Endeavour Group Ltd. 8,976 27,574
Fuji Co. Ltd.(a) 4,200 56,358
George Weston Ltd. 896 141,958
GrainCorp Ltd., Class A 9,652 57,025
H2O Retailing Corp.(a) 32,000 433,179
Heiwado Co. Ltd. 3,800 55,057
HelloFresh SE* 2,894 31,811
J Sainsbury plc 30,097 103,004
Jeronimo Martins SGPS SA 4,280 83,034
Kato Sangyo Co. Ltd. 7,100 193,435
Kesko OYJ, Class A 2,248 46,858
Kesko OYJ, Class B(a) 4,573 97,630
Kobe Bussan Co. Ltd.(a) 1,900 46,401
Koninklijke Ahold Delhaize NV 17,120 563,352
Kusuri no Aoki Holdings Co. Ltd.(a) 1,800 37,554
Life Corp. 9,600 209,552
Loblaw Cos. Ltd. 1,920 242,474
Marks & Spencer Group plc 38,086 184,012

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
107 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
MatsukiyoCocokara & Co.(a) 6,600 $ 90,556
Maxvalu Tokai Co. Ltd. 500 10,701
Metcash Ltd. 19,051 38,184
Metro, Inc., Class A(a) 2,816 167,047
Mitsubishi Shokuhin Co. Ltd. 6,400 205,245
Nishimoto Co. Ltd. 3,700 32,306
North West Co., Inc. (The) 2,419 90,950
Ocado Group plc*(a) 8,427 37,692
Redcare Pharmacy NV*(a)(b) 672 102,649
Seven & i Holdings Co. Ltd. 44,800 646,744
Sheng Siong Group Ltd. 17,900 21,514
Shufersal Ltd.(a) 4,983 44,184
Sugi Holdings Co. Ltd. 2,400 40,997
Sundrug Co. Ltd. 1,600 39,715
Tesco plc 117,920 518,788
Tsuruha Holdings, Inc.(a) 900 50,458
United Super Markets Holdings, Inc.
(a) 2,000 10,950
Valor Holdings Co. Ltd. 12,800 177,137
Welcia Holdings Co. Ltd. 2,300 28,764
Woolworths Group Ltd. 15,328 300,794
6,808,779
Containers & Packaging -
0 .2%
Billerud Aktiebolag 5,485 48,365
CCL Industries, Inc., Class B(a) 2,156 125,622
DS Smith plc 22,212 155,778
FP Corp. 1,200 21,018
Huhtamaki OYJ 2,051 80,249
Mayr Melnhof Karton AG 2,272 201,028
Metsa Board OYJ, Class B(a) 3,813 20,433
Orora Ltd.(a) 26,585 41,966
Rengo Co. Ltd. 5,200 31,625
SIG Group AG(a) 2,516 54,091
Toyo Seikan Group Holdings Ltd. 5,600 84,225
Verallia SA(a)(b) 1,364 39,064
Vidrala SA(a) 510 55,036
Winpak Ltd. 1,716 61,071
1,019,571
Distributors -
0 .1%
Arata Corp. 9,700 219,376
Bapcor Ltd.(a) 10,184 30,551
D'ieteren Group 343 73,917
Inchcape plc 9,622 88,573
Inter Cars SA 205 24,089
PALTAC Corp. 800 21,712
458,218
Diversified Consumer Services -
0 .0% (d)
IDP Education Ltd.(a) 5,016 45,767
Pearson plc 10,496 153,766
199,533
Investments Shares Value
Diversified REITs -
0 .6%
Argosy Property Ltd., REIT 68,432 $ 44,189
British Land Co. plc (The), REIT 17,984 92,161
Centuria Capital Group, REIT(a) 46,058 55,962
Charter Hall Group, REIT 8,140 80,562
Charter Hall Long Wale REIT,
REIT(a) 17,272 44,121
Covivio SA, REIT 1,680 95,390
Daiwa House REIT Investment Corp.,
REIT 8 12,190
GPT Group (The), REIT 8,738 27,129
Growthpoint Properties Australia Ltd.,
REIT 69,408 120,020
H&R REIT, REIT 46,368 351,598
Hankyu Hanshin REIT, Inc., REIT 68 53,837
Heiwa Real Estate REIT, Inc.,
REIT(a) 76 60,770
Hulic Reit, Inc., REIT 96 83,191
ICADE, REIT 10,592 276,441
KDX Realty Investment Corp.,
REIT(a) 68 64,775
Land Securities Group plc, REIT 3,706 28,659
LondonMetric Property plc, REIT 40,805 101,774
Merlin Properties Socimi SA, REIT 4,522 50,369
Mirvac Group, REIT 64,690 90,676
Mori Trust Reit, Inc., REIT 38 15,342
NIPPON REIT Investment Corp.,
REIT 18 37,282
Nomura Real Estate Master Fund,
Inc., REIT 38 35,923
NTT UD REIT Investment Corp.,
REIT(a) 126 90,328
Reit 1 Ltd., REIT 58,816 267,124
Sella Capital Real Estate Ltd., REIT 76,800 162,596
Star Asia Investment Corp., REIT 152 50,791
Stockland, REIT 30,496 103,470
Suntec REIT, REIT 43,500 39,130
2,535,800
Diversified Telecommunication Services -
1 .3%
Bezeq The Israeli Telecommunication
Corp. Ltd. 38,130 48,915
BT Group plc(a) 89,312 158,744
Cellnex Telecom SA(b) 6,304 230,641
Chorus Ltd.(a) 8,733 45,530
Cogeco Communications, Inc.(a) 3,648 183,584
Deutsche Telekom AG (Registered) 61,600 1,860,491
Elisa OYJ 1,913 90,883
Gamma Communications plc 2,584 52,755
Helios Towers plc* 47,020 64,320
HKT Trust & HKT Ltd. 53,400 66,352
Infrastrutture Wireless Italiane SpA(b) 5,179 58,194
Koninklijke KPN NV 41,792 163,020
Nippon Telegraph & Telephone Corp. 550,400 533,688
NOS SGPS SA 48,288 184,532
Orange Polska SA 26,182 50,741
Orange SA 31,296 342,993
PCCW Ltd. 77,035 42,310

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 108
Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Proximus SADP 43,232 $ 313,994
Quebecor, Inc., Class B 4,019 99,960
RAI Way SpA(b) 8,120 46,457
Singapore Telecommunications Ltd. 105,600 249,851
Spark New Zealand Ltd. 20,503 35,509
Swisscom AG (Registered)(a) 352 214,123
Telecom Italia SpA* 279,353 81,491
Telefonica SA(a) 75,392 353,098
Telekom Austria AG, Class A 4,091 33,888
Telenor ASA 7,093 86,875
Telia Co. AB(a) 33,620 97,278
Telstra Group Ltd. 71,040 177,749
TELUS Corp. 7,002 110,559
United Internet AG (Registered) 1,720 35,031
6,113,556
Electric Utilities -
1 .5%
Acciona SA(a) 646 82,336
BKW AG 440 77,141
Chubu Electric Power Co., Inc. 12,800 147,474
Chugoku Electric Power Co., Inc.
(The) 4,206 30,718
CK Infrastructure Holdings Ltd. 11,000 77,820
CLP Holdings Ltd. 21,000 178,412
Contact Energy Ltd. 11,900 60,837
EDP SA 62,464 244,944
Elia Group SA/NV 640 60,692
Emera, Inc.(a) 3,168 119,543
Endesa SA(a) 7,936 170,634
Enea SA* 66,304 184,279
Enel SpA 136,928 1,036,132
EVN AG 748 20,748
Fortis, Inc. 5,789 250,132
Fortum OYJ(a) 6,130 90,043
Genesis Energy Ltd.(a) 17,968 22,831
HK Electric Investments & HK
Electric Investments Ltd.(b) 44,500 30,108
Hokkaido Electric Power Co., Inc.(a) 60,800 394,716
Hokuriku Electric Power Co.(a) 51,200 356,627
Hydro One Ltd.(b) 3,616 116,292
Iberdrola SA 75,498 1,118,404
Kansai Electric Power Co., Inc. (The) 12,800 206,296
Kyushu Electric Power Co., Inc. 6,800 76,493
Manawa Energy Ltd.(a) 5,123 16,800
Mercury NZ Ltd. 11,507 45,268
Origin Energy Ltd.(a) 31,648 199,624
PGE Polska Grupa Energetyczna
SA* 25,070 43,107
Power Assets Holdings Ltd. 19,500 129,801
Redeia Corp. SA 3,420 63,120
Romande Energie Holding SA
(Registered) 816 43,692
Shikoku Electric Power Co., Inc. 7,600 68,504
SSE plc 14,100 319,228
Tauron Polska Energia SA* 322,528 298,130
Investments Shares Value
Electric Utilities
(continued)
Terna - Rete Elettrica Nazionale 16,718 $ 144,546
Tohoku Electric Power Co., Inc. 10,300 101,732
Tokyo Electric Power Co. Holdings,
Inc.* 13,400 54,788
Verbund AG 928 75,763
6,757,755
Electrical Equipment -
1 .4%
ABB Ltd. (Registered) 20,256 1,122,080
Accelleron Industries AG 1,254 67,116
AQ Group AB 16,832 211,736
Daihen Corp. 1,200 50,891
Fagerhult Group AB 6,336 35,529
Fuji Electric Co. Ltd. 1,500 78,287
Fujikura Ltd. 2,000 75,260
Furukawa Electric Co. Ltd. 3,400 85,689
Huber + Suhner AG (Registered) 867 81,817
Legrand SA 3,328 374,311
Mabuchi Motor Co. Ltd. 3,200 46,133
Mitsubishi Electric Corp. 25,600 401,247
NEL ASA* 97,622 36,950
Nexans SA 737 102,016
Nidec Corp. 13,020 262,922
NKT A/S* 1,235 115,052
Nordex SE* 6,712 95,094
Prysmian SpA 3,072 216,182
Sanyo Denki Co. Ltd. 3,200 188,649
Schneider Electric SE 7,136 1,837,635
Siemens Energy AG* 5,952 242,511
Signify NV(b) 2,730 66,745
TKH Group NV, CVA 2,141 86,699
Ushio, Inc. 3,800 52,750
Vestas Wind Systems A/S* 12,192 229,112
6,162,413
Electronic Equipment, Instruments & Components -
1 .4%
ALSO Holding AG (Registered)(a) 266 70,753
Amano Corp.(a) 800 23,319
Anritsu Corp. 8,200 62,526
Audinate Group Ltd.*(a) 3,496 21,410
Azbil Corp. 8,400 66,229
Barco NV(a) 21,504 264,975
Canon Electronics, Inc. 3,800 60,570
Canon Marketing Japan, Inc. 1,500 45,436
Celestica, Inc.*(a) 2,176 148,735
Citizen Watch Co. Ltd. 5,000 30,100
Codan Ltd.(a) 7,304 75,589
Comet Holding AG (Registered) 288 95,423
FIT Hon Teng Ltd.*(a)(b) 512,000 174,522
Hakuto Co. Ltd.(a) 3,200 94,955
Halma plc 5,088 161,899
Hamamatsu Photonics KK 5,400 72,230
Hexagon AB, Class B 23,136 215,315
Hirose Electric Co. Ltd. 582 70,283
Horiba Ltd. 800 50,303
Hosiden Corp. 16,000 241,484
Ibiden Co. Ltd. 2,800 91,339

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
109 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Inficon Holding AG (Registered) 72 $ 86,263
Japan Aviation Electronics Industry
Ltd. 3,400 64,060
Jenoptik AG 2,585 60,338
Kaga Electronics Co. Ltd. 13,000 238,707
Keyence Corp. 2,400 1,099,439
Kitron ASA 9,471 26,823
Kyocera Corp. 16,000 165,226
Lagercrantz Group AB, Class B 2,640 51,270
Landis+Gyr Group AG 1,073 86,242
LEM Holding SA (Registered)(a) 27 35,971
Macnica Holdings, Inc. 4,800 56,012
Murata Manufacturing Co. Ltd. 22,500 399,852
Mycronic AB 924 35,665
NCAB Group AB(a) 4,028 24,620
Nichicon Corp. 16,000 105,879
Nohmi Bosai Ltd. 2,500 49,811
Oki Electric Industry Co. Ltd. 28,800 190,960
Omron Corp. 2,800 112,129
Oxford Instruments plc 2,947 81,459
Renishaw plc 880 35,638
Restar Corp. 6,400 111,383
Riken Keiki Co. Ltd. 2,400 68,853
Sensirion Holding AG*(a)(b) 266 19,380
Sesa SpA 294 25,503
Shimadzu Corp. 4,100 122,522
Softwareone Holding AG 5,011 45,202
Spectris plc 2,057 66,538
Taiyo Yuden Co. Ltd.(a) 2,500 44,945
TDK Corp. 29,000 350,780
Telsys Ltd. 1,258 60,901
Tokyo Electron Device Ltd.(a) 5,100 115,677
Topcon Corp. 4,100 42,258
Vaisala OYJ, Class A 836 40,524
Venture Corp. Ltd. 7,600 76,408
VSTECS Holdings Ltd. 196,000 113,449
VusionGroup(a) 246 38,565
Yokogawa Electric Corp. 4,900 110,529
6,597,176
Energy Equipment & Services -
0 .4%
Aker Solutions ASA 7,560 35,811
Borr Drilling Ltd.(a) 4,018 16,713
DOF Group ASA* 46,048 364,864
John Wood Group plc* 33,661 54,744
Lapidoth Capital Ltd. 986 16,284
Odfjell Drilling Ltd. 13,034 60,028
Precision Drilling Corp.*(a) 4,320 259,178
SBM Offshore NV(a) 40,608 739,324
Subsea 7 SA 3,608 55,050
Technip Energies NV 3,656 90,655
Tenaris SA 7,648 125,750
TGS ASA 1,927 17,452
Investments Shares Value
Energy Equipment & Services
(continued)
Vallourec SACA*(a) 5,275 $ 86,190
1,922,043
Entertainment -
0 .5%
Bollore SE 12,858 80,057
Capcom Co. Ltd. 4,000 80,407
CD Projekt SA 745 29,878
CTS Eventim AG & Co. KGaA 704 73,717
Daiichikosho Co. Ltd. 6,800 85,488
DeNA Co. Ltd. 1,100 13,620
Embracer Group AB, Class B* 13,161 37,773
EVT Ltd.(a) 6,232 44,616
GungHo Online Entertainment, Inc. 3,400 76,225
Kinepolis Group NV(a) 1,030 43,219
Koei Tecmo Holdings Co. Ltd. 2,492 26,241
Konami Group Corp. 1,000 92,500
MIXI, Inc. 9,600 177,914
Modern Times Group MTG AB, Class
B* 3,952 28,070
Nexon Co. Ltd.(a) 6,400 112,580
Nintendo Co. Ltd. 14,400 769,985
Paradox Interactive AB 952 17,883
Square Enix Holdings Co. Ltd. 1,800 70,570
Toei Animation Co. Ltd. 1,000 22,846
Toho Co. Ltd. 1,200 45,905
Ubisoft Entertainment SA*(a) 1,425 21,094
Universal Music Group NV(a) 12,192 305,493
2,256,081
Financial Services -
1 .5%
Adyen NV*(b) 384 586,314
AMP Ltd. 65,142 61,015
Banca IFIS SpA 7,264 173,653
Banca Mediolanum SpA 4,444 54,904
BFF Bank SpA(a)(b) 50,976 496,695
Edenred SE 3,168 101,632
Eurazeo SE 1,054 80,042
EXOR NV 2,048 216,116
Financial Partners Group Co. Ltd. 3,800 59,248
First National Financial Corp.(a) 123 3,582
Fuyo General Lease Co. Ltd. 1,000 71,328
GRENKE AG 8,320 164,935
Groupe Bruxelles Lambert NV 510 36,654
HAL Trust(a) 570 70,546
Helia Group Ltd. 85,344 227,514
Hypoport SE* 252 58,821
Industrivarden AB, Class A 2,816 96,533
Industrivarden AB, Class C(a) 2,173 74,328
Infratil Ltd. 8,272 62,031
Investor AB, Class A(a) 8,032 226,697
Investor AB, Class B 21,728 612,138
Japan Securities Finance Co. Ltd. 4,700 62,204
Kinnevik AB, Class B* 1,700 12,008
L E Lundbergforetagen AB, Class
B(a) 1,728 85,027
Liberty Financial Group Ltd.(a)(b) 26,714 55,118
M&G plc 46,144 115,061

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 110
Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
Mitsubishi HC Capital, Inc. 13,200 $ 89,300
Nexi SpA*(a)(b) 6,992 44,042
Nuvei Corp.(a)(b) 3,162 106,319
ORIX Corp. 20,700 444,372
OSB Group plc 122,272 556,170
Paragon Banking Group plc 60,960 537,640
Peugeot Invest SA 308 25,379
Ricoh Leasing Co. Ltd.(a) 4,500 145,938
Sofina SA 316 77,053
Tokyo Century Corp. 2,400 24,650
Washington H Soul Pattinson & Co.
Ltd.(a) 2,856 62,612
Wendel SE 272 26,931
Wise plc, Class A* 8,348 75,772
Worldline SA*(a)(b) 75,968 529,487
Zenkoku Hosho Co. Ltd. 600 21,834
6,631,643
Food Products -
2 .4%
a2 Milk Co. Ltd. (The)*(a) 7,139 26,980
AAK AB 2,860 81,523
Agrana Beteiligungs AG 6,006 69,116
Ajinomoto Co., Inc. 6,400 248,059
Ariake Japan Co. Ltd.(a) 800 28,150
Aryzta AG* 52,654 92,922
Associated British Foods plc 3,936 112,390
Austevoll Seafood ASA 3,432 29,683
Bakkafrost P/F(a) 820 49,102
Barry Callebaut AG (Registered) 64 111,909
Bell Food Group AG (Registered) 672 205,556
Bumitama Agri Ltd. 60,800 35,619
Calbee, Inc. 600 13,428
Chocoladefabriken Lindt & Spruengli
AG 22 258,749
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 232,219
Cranswick plc(a) 2,349 153,114
Danone SA 8,032 572,900
DyDo Group Holdings, Inc.(a) 1,000 20,089
Ebro Foods SA(a) 18,048 321,730
Elders Ltd.(a) 41,058 229,397
Emmi AG (Registered)(a) 41 38,975
First Pacific Co. Ltd. 640,000 359,745
First Resources Ltd. 163,200 180,113
Fuji Oil Holdings, Inc. 1,200 25,958
Glanbia plc 3,500 57,947
Golden Agri-Resources Ltd. 213,400 46,781
Grieg Seafood ASA 16,764 101,295
Hilton Food Group plc 7,220 83,541
House Foods Group, Inc. 2,400 46,858
Inghams Group Ltd.(a) 110,176 207,114
Itoham Yonekyu Holdings, Inc. 1,240 31,382
JDE Peet's NV 1,804 40,541
Kagome Co. Ltd. 900 17,920
Kameda Seika Co. Ltd. 900 26,204
Investments Shares Value
Food Products
(continued)
Kerry Group plc, Class A 2,208 $ 219,336
Kikkoman Corp. 11,800 140,407
Kotobuki Spirits Co. Ltd. 2,500 33,973
KWS Saat SE & Co. KGaA 1,064 73,235
Leroy Seafood Group ASA 5,456 24,979
Lotus Bakeries NV 6 78,297
Maple Leaf Foods, Inc.(a) 3,772 56,988
Maruha Nichiro Corp.(a) 12,800 252,345
Megmilk Snow Brand Co. Ltd. 16,000 277,407
MEIJI Holdings Co. Ltd. 3,400 79,238
Mitsui DM Sugar Holdings Co. Ltd. 3,800 81,326
Morinaga & Co. Ltd. 2,200 41,213
Morinaga Milk Industry Co. Ltd. 2,400 55,823
Mowi ASA 4,974 85,249
Nestle SA (Registered) 32,608 3,076,397
Nichirei Corp.(a) 1,600 44,725
Nippn Corp.(a) 4,000 57,824
Nisshin Seifun Group, Inc. 2,690 31,540
Nissin Foods Holdings Co. Ltd. 4,200 113,599
Nissui Corp. 8,200 50,215
Orkla ASA 8,856 81,652
Premier Foods plc(a) 43,760 105,994
Premium Brands Holdings Corp.,
Class A 2,752 171,641
Prima Meat Packers Ltd. 3,800 56,005
Riken Vitamin Co. Ltd. 1,800 31,610
S Foods, Inc. 3,400 62,453
Sakata Seed Corp. 1,400 32,628
Salmar ASA 788 39,863
Saputo, Inc. 1,893 36,069
Schouw & Co. A/S 3,552 293,675
Showa Sangyo Co. Ltd. 9,600 182,389
Societe LDC SADIR 2,176 158,444
Strauss Group Ltd. 952 16,063
Suedzucker AG 1,979 23,698
Tate & Lyle plc 4,012 38,685
Toyo Suisan Kaisha Ltd.(a) 1,800 106,730
Viscofan SA(a) 1,880 125,319
WH Group Ltd.(b) 129,000 100,553
Wilmar International Ltd. 44,800 108,368
Yakult Honsha Co. Ltd. 3,300 71,882
Yamazaki Baking Co. Ltd. 2,900 59,247
10,934,093
Gas Utilities -
0 .4%
AltaGas Ltd.(a) 4,736 113,036
APA Group(a) 16,335 74,575
Brookfield Infrastructure Corp., Class
A(a) 1,802 73,996
Enagas SA(a) 5,874 83,030
Hong Kong & China Gas Co. Ltd. 128,000 99,280
Italgas SpA 6,936 42,357
Naturgy Energy Group SA 2,234 55,443
Nippon Gas Co. Ltd. 1,900 26,069
Osaka Gas Co. Ltd. 4,700 101,266
Rubis SCA 28,000 683,352

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
111 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Gas Utilities
(continued)
Snam SpA(a) 19,584 $ 93,933
Superior Plus Corp.(a) 10,208 48,332
Tokyo Gas Co. Ltd. 6,400 158,356
1,653,025
Ground Transportation -
1 .3%
Aurizon Holdings Ltd. 29,146 64,526
Ayvens SA(a)(b) 6,498 42,751
Canadian National Railway Co. 6,848 738,618
Canadian Pacific Kansas City Ltd. 12,000 924,653
Central Japan Railway Co. 19,200 401,836
ComfortDelGro Corp. Ltd. 73,800 82,006
East Japan Railway Co. 19,200 386,962
Firstgroup plc 195,200 334,528
Fukuyama Transporting Co. Ltd.(a) 9,600 245,160
Hankyu Hanshin Holdings, Inc. 3,500 95,539
Jungfraubahn Holding AG
(Registered) 191 36,358
Keikyu Corp. 6,800 53,324
Keisei Electric Railway Co. Ltd.(a) 2,900 76,001
Kelsian Group Ltd.(a) 7,063 18,135
Kintetsu Group Holdings Co. Ltd.(a) 2,200 51,330
Kyushu Railway Co. 3,200 84,304
Maruzen Showa Unyu Co. Ltd. 6,400 248,311
MTR Corp. Ltd.(a) 32,264 117,446
Nankai Electric Railway Co. Ltd. 3,000 47,336
Nikkon Holdings Co. Ltd. 38,400 493,975
Nishi-Nippon Railroad Co. Ltd. 1,100 15,927
Odakyu Electric Railway Co. Ltd.(a) 4,600 48,454
Sakai Moving Service Co. Ltd. 6,400 104,156
Seibu Holdings, Inc. 3,800 85,343
Seino Holdings Co. Ltd. 3,100 50,074
Sixt SE 308 24,276
Sixt SE (Preference) 298 18,570
Stef SA 1,088 162,295
TFI International, Inc. 992 132,601
Tobu Railway Co. Ltd. 3,700 60,155
Tokyu Corp.(a) 4,300 53,268
West Japan Railway Co. 9,600 170,919
Zigup plc 66,848 304,668
5,773,805
Health Care Equipment & Supplies -
1 .2%
Alcon AG 6,144 565,444
Ambu A/S, Class B*(a) 3,468 64,060
Ansell Ltd.(a) 2,720 55,265
Arjo AB, Class B 11,562 37,927
Asahi Intecc Co. Ltd. 3,200 51,836
BioMerieux 800 89,023
Carl Zeiss Meditec AG 715 44,711
Cochlear Ltd. 774 143,584
Coloplast A/S, Class B(a) 1,856 231,043
ConvaTec Group plc(b) 26,387 72,395
Demant A/S* 1,821 66,691
DiaSorin SpA 293 31,810
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Elekta AB, Class B 2,128 $ 12,748
EssilorLuxottica SA 3,712 868,047
Fisher & Paykel Healthcare Corp.
Ltd.(a) 7,968 170,670
Fukuda Denshi Co. Ltd. 1,000 50,615
Getinge AB, Class B 2,980 52,261
Hogy Medical Co. Ltd. 1,200 35,963
Hoya Corp. 4,900 666,683
Koninklijke Philips NV* 8,521 223,130
Mani, Inc. 3,400 40,903
Medacta Group SA(b) 336 44,608
Medartis Holding AG*(a)(b) 304 19,336
Menicon Co. Ltd.(a) 5,700 63,427
Nakanishi, Inc. 3,400 58,369
Nihon Kohden Corp. 4,600 69,125
Nipro Corp. 4,100 38,019
Olympus Corp. 12,800 227,766
Paramount Bed Holdings Co. Ltd. 1,600 27,783
Revenio Group OYJ 1,710 54,766
Siemens Healthineers AG(b) 3,328 173,318
Smith & Nephew plc 7,744 95,678
Sonova Holding AG (Registered) 614 223,815
Straumann Holding AG (Registered)
(a) 1,430 188,528
Surgical Science Sweden AB*(a) 1,584 18,593
Sysmex Corp. 7,700 144,244
Terumo Corp. 19,200 371,143
Vimian Group AB*(a) 12,578 51,840
Xvivo Perfusion AB* 1,380 58,037
Ypsomed Holding AG (Registered) 59 26,167
5,529,371
Health Care Providers & Services -
0 .4%
Alfresa Holdings Corp. 1,500 21,778
Amplifon SpA 2,112 58,927
Arvida Group Ltd.(a) 229,472 232,170
As One Corp. 1,600 30,193
Chartwell Retirement Residences 5,304 59,549
CVS Group plc 4,250 51,526
EBOS Group Ltd.(a) 2,136 46,400
Emeis SA*(a) 25,312 167,408
Fagron 3,775 75,983
Fresenius Medical Care AG 3,648 142,220
Fresenius SE & Co. KGaA* 6,080 221,257
Galenica AG(b) 792 68,878
Medicover AB, Class B 3,403 58,519
Medipal Holdings Corp. 3,400 54,139
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 60,824 40,460
Ramsay Health Care Ltd.(a) 2,689 70,751
Ryman Healthcare Ltd.*(a) 11,375 33,646
Ship Healthcare Holdings, Inc. 1,900 29,013
Sigma Healthcare Ltd.(a) 66,606 85,509
Sonic Healthcare Ltd. 5,824 102,730
Spire Healthcare Group plc(b) 14,036 38,978
Summerset Group Holdings Ltd.(a) 6,914 50,983

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 112
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Suzuken Co. Ltd. 1,880 $ 61,784
Terveystalo OYJ(b) 4,480 48,491
1,851,292
Health Care REITs -
0 .2%
Aedifica SA, REIT 832 53,338
Assura plc, REIT(a) 193,309 100,008
Cofinimmo SA, REIT 10,656 670,405
Parkway Life REIT, REIT 19,000 54,290
Primary Health Properties plc, REIT 77,152 94,578
Vital Healthcare Property Trust, REIT 30,574 35,118
1,007,737
Health Care Technology -
0 .1%
CompuGroup Medical SE & Co.
KGaA 1,599 23,626
M3, Inc. 6,500 67,656
Medley, Inc.*(a) 1,000 24,750
Pro Medicus Ltd.(a) 1,036 132,208
Sectra AB, Class B* 2,948 77,970
326,210
Hotel & Resort REITs -
0 .0% (d)
CapitaLand Ascott Trust, REIT 32,566 22,278
CDL Hospitality Trusts, REIT 38,294 26,052
Far East Hospitality Trust, REIT 53,976 25,297
Hoshino Resorts REIT, Inc., REIT(a) 24 36,475
Invincible Investment Corp., REIT 38 15,542
Japan Hotel REIT Investment Corp.,
REIT 77 35,638
161,282
Hotels, Restaurants & Leisure -
1 .9%
Accor SA 2,688 121,573
Amadeus IT Group SA 5,280 381,767
AmRest Holdings SE* 6,191 32,436
Aristocrat Leisure Ltd. 8,288 333,970
Basic-Fit NV*(a)(b) 2,632 64,692
Betsson AB, Class B* 37,056 490,799
Carnival plc* 6,816 136,440
Colowide Co. Ltd.(a) 3,500 38,866
Compass Group plc 22,080 713,937
Corporate Travel Management Ltd.
(a) 7,144 58,024
Create Restaurants Holdings, Inc. 4,400 35,154
Dalata Hotel Group plc(a) 64,768 300,950
Deliveroo plc, Class A*(b) 55,083 97,586
Delivery Hero SE*(b) 2,474 104,508
Domino's Pizza Enterprises Ltd.(a) 1,449 31,776
Domino's Pizza Group plc 19,346 74,915
Entain plc 8,621 82,573
Evolution AB(b) 2,304 216,403
Flight Centre Travel Group Ltd.(a) 4,576 47,896
Flutter Entertainment plc* 2,048 477,628
Fuji Kyuko Co. Ltd. 1,000 16,918
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Galaxy Entertainment Group Ltd. 34,000 $ 151,098
Genting Singapore Ltd. 104,400 65,896
Greggs plc 1,558 54,923
Heiwa Corp. 18,450 252,662
HIS Co. Ltd. 3,800 43,707
Ichibanya Co. Ltd. 5,000 34,367
InterContinental Hotels Group plc 2,272 250,096
J D Wetherspoon plc 4,294 33,896
Just Eat Takeaway.com NV*(a)(b) 3,403 38,700
KOMEDA Holdings Co. Ltd. 1,200 22,759
Kyoritsu Maintenance Co. Ltd.(a) 2,200 35,594
La Francaise des Jeux SAEM(b) 2,710 115,213
Lottery Corp. Ltd. (The)(a) 27,165 88,787
Lottomatica Group Spa 3,990 49,815
McDonald's Holdings Co. Japan Ltd.
(a) 1,100 46,650
Melia Hotels International SA 9,988 74,061
Mitchells & Butlers plc* 76,864 247,545
Monogatari Corp. (The)(a) 1,500 35,500
MOS Food Services, Inc. 2,100 49,631
MTY Food Group, Inc.(a) 418 13,416
Ohsho Food Service Corp.(a) 2,112 41,595
Oriental Land Co. Ltd. 14,400 350,251
Playtech plc* 79,712 744,017
Restaurant Brands International, Inc. 3,488 242,317
Round One Corp. 11,400 72,894
Royal Holdings Co. Ltd. 1,600 26,081
Sands China Ltd.* 30,400 77,502
Scandic Hotels Group AB*(b) 35,168 225,962
Shangri-La Asia Ltd. 448,000 322,124
SJM Holdings Ltd.* 114,000 39,152
SkiStar AB 2,828 43,371
SKYCITY Entertainment Group Ltd.
(a) 191,808 156,392
Skylark Holdings Co. Ltd.(a) 3,700 57,483
Societe des Bains de Mer et du
Cercle des Etrangers a Monaco 1,600 187,600
Sodexo SA 1,088 94,259
SSP Group plc 35,938 74,527
Star Entertainment Grp Ltd. (The)*(a) 146,381 23,011
Tabcorp Holdings Ltd.(a) 101,492 31,244
Toridoll Holdings Corp. 1,100 28,460
Trainline plc*(b) 25,920 129,697
TUI AG* 8,772 72,796
WEB Travel Group Ltd.*(a) 8,654 22,844
Whitbread plc 2,136 82,741
Wynn Macau Ltd. 12,800 10,109
Yoshinoya Holdings Co. Ltd. 3,400 69,373
Zensho Holdings Co. Ltd. 1,800 90,871
8,879,800
Household Durables -
1 .0%
Atal SA 3,740 48,707
Azorim-Investment Development &
Construction Co. Ltd.*(a) 5,535 29,207
Barratt Redrow plc 24,678 141,631

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
113 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
Bellway plc 2,560 $ 93,340
Berkeley Group Holdings plc 1,265 71,982
Breville Group Ltd.(a) 2,420 50,406
Cairn Homes plc 162,496 375,208
Casio Computer Co. Ltd. 3,600 26,375
Chervon Holdings Ltd. 6,800 17,843
Danya Cebus Ltd. 2,870 72,884
De' Longhi SpA 1,012 31,598
Dom Development SA 2,304 109,331
ES-Con Japan Ltd.(a) 16,000 103,883
Fiskars OYJ Abp 2,204 36,657
Fujitsu General Ltd.(a) 2,100 26,415
GN Store Nord A/S*(a) 2,244 43,557
Haseko Corp. 3,500 42,565
Iida Group Holdings Co. Ltd. 3,400 49,608
JM AB(a) 3,876 64,950
JVCKenwood Corp. 44,800 355,429
Man Wah Holdings Ltd. 52,000 37,724
Nagawa Co. Ltd. 500 22,354
Nikon Corp.(a) 5,800 72,669
Open House Group Co. Ltd. 1,800 66,919
Panasonic Holdings Corp. 35,200 286,083
Persimmon plc 4,901 92,435
Pressance Corp.(a) 7,800 97,446
Rinnai Corp. 1,800 39,728
Sangetsu Corp.(a) 2,256 41,484
SEB SA 616 64,468
Sekisui Chemical Co. Ltd. 6,400 91,173
Sekisui House Ltd. 12,800 312,259
Sony Group Corp. 76,500 1,367,784
Sumitomo Forestry Co. Ltd.(a) 3,200 124,996
Tamron Co. Ltd.(a) 1,700 48,771
Taylor Wimpey plc 39,508 74,311
Vistry Group plc* 6,850 80,097
4,712,277
Household Products -
0 .3%
Earth Corp.(a) 600 20,561
Essity AB, Class A 1,020 28,550
Essity AB, Class B 6,144 172,720
Henkel AG & Co. KGaA 748 58,225
Henkel AG & Co. KGaA (Preference) 2,432 210,115
Pigeon Corp. 6,400 69,389
Reckitt Benckiser Group plc 8,288 499,102
Unicharm Corp. 5,400 174,098
1,232,760
Independent Power and Renewable Electricity Producers
-
0 .6%
Boralex, Inc., Class A 5,088 122,167
Brookfield Renewable Corp., Class
A(a) 1,904 58,228
Capital Power Corp. 3,040 123,153
Drax Group plc 114,752 919,118
EDP Renovaveis SA 5,542 74,486
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Electric Power Development Co. Ltd. 3,100 $ 51,946
Encavis AG* 6,732 127,170
Enlight Renewable Energy Ltd.* 1,428 22,713
ERG SpA 704 15,775
Innergex Renewable Energy, Inc. 9,690 63,397
Meridian Energy Ltd. 21,421 75,919
Neoen SA(b) 382 16,361
Northland Power, Inc.(a) 5,495 83,413
Orsted A/S*(a)(b) 2,240 130,651
OY Nofar Energy Ltd.* 1,496 34,792
Polenergia SA* 1,596 30,262
RENOVA, Inc.*(a) 1,000 5,718
RWE AG 12,192 394,043
Scatec ASA*(b) 8,405 60,654
Solaria Energia y Medio Ambiente
SA*(a) 2,380 24,857
TransAlta Corp. 12,672 132,361
2,567,184
Industrial Conglomerates -
1 .3%
Aker ASA, Class A 264 13,714
Bonheur ASA 6,048 151,880
Brookfield Business Corp., Class A(a) 6,592 158,233
CK Hutchison Holdings Ltd. 48,356 254,394
DCC plc 1,664 104,912
Hikari Tsushin, Inc. 400 81,667
Hitachi Ltd. 61,200 1,576,555
Investment AB Latour, Class B(a) 2,024 55,499
Italmobiliare SpA 1,024 30,739
Jardine Cycle & Carriage Ltd. 3,800 79,855
Jardine Matheson Holdings Ltd. 3,200 123,200
Keihan Holdings Co. Ltd. 3,400 63,714
Keppel Ltd. 18,500 89,500
Lifco AB, Class B 3,856 114,238
Nisshinbo Holdings, Inc. 51,200 327,687
Nolato AB, Class B 11,029 57,464
Noritsu Koki Co. Ltd. 6,400 168,062
NWS Holdings Ltd. 38,000 39,200
Siemens AG (Registered) 9,216 1,784,955
Smiths Group plc 6,304 123,921
Storskogen Group AB, Class B(a) 436,192 359,633
Swire Pacific Ltd., Class A 10,500 88,261
TOKAI Holdings Corp.(a) 4,100 25,194
5,872,477
Industrial REITs -
0 .4%
ARGAN SA, REIT 556 41,046
CapitaLand Ascendas REIT, REIT 48,735 99,098
Centuria Industrial REIT, REIT(a) 6,256 12,498
CRE Logistics REIT, Inc., REIT 68 62,230
Dream Industrial REIT, REIT 7,125 67,572
ESR-LOGOS REIT, REIT 95,200 20,150
Frasers Logistics & Commercial
Trust, REIT(b) 49,400 39,956
GLP J-REIT, REIT 38 33,454

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 114
Investments Shares Value
COMMON STOCKS (continued)
Industrial REITs
(continued)
Goodman Group, REIT 21,248 $ 509,935
Goodman Property Trust, REIT(a) 19,085 24,023
Granite REIT, REIT 484 26,381
Industrial & Infrastructure Fund
Investment Corp., REIT 68 51,427
LaSalle Logiport REIT, REIT 44 41,884
Mapletree Industrial Trust, REIT 35,589 64,566
Mapletree Logistics Trust, REIT 62,253 62,587
Mitsubishi Estate Logistics REIT
Investment Corp., REIT 34 79,462
Mitsui Fudosan Logistics Park, Inc.,
REIT 79 52,923
Montea NV, REIT 772 56,154
Nippon Prologis REIT, Inc., REIT 7 11,259
Property for Industry Ltd., REIT(a) 26,697 34,637
Segro plc, REIT 17,136 172,987
SOSiLA Logistics REIT, Inc., REIT 68 49,106
Tritax Big Box REIT plc, REIT 32,912 59,704
Warehouses De Pauw CVA, REIT 3,179 75,307
1,748,346
Insurance -
4 .8%
Admiral Group plc 3,424 112,869
Aegon Ltd. 28,417 179,120
Ageas SA/NV 2,880 149,705
AIA Group Ltd. 147,200 1,163,490
Allianz SE (Registered) 7,040 2,211,877
Alm Brand A/S(a) 50,118 97,173
ASR Nederland NV 2,636 124,687
AUB Group Ltd. 2,926 61,291
Aviva plc 47,328 275,699
AXA SA 31,072 1,164,474
Baloise Holding AG (Registered) 768 147,347
Beazley plc 12,018 116,732
Clal Insurance Enterprises Holdings
Ltd.* 2,546 48,798
Coface SA 29,856 480,363
Conduit Holdings Ltd. 45,760 300,628
Dai-ichi Life Holdings, Inc. 16,000 405,869
Definity Financial Corp. 1,025 39,509
Direct Line Insurance Group plc 401,824 848,782
Fairfax Financial Holdings Ltd. 416 516,363
Generali 17,088 473,993
Gjensidige Forsikring ASA 4,360 78,461
Great-West Lifeco, Inc. 4,616 154,711
Grupo Catalana Occidente SA 704 28,814
Hannover Rueck SE 800 209,748
Harel Insurance Investments &
Financial Services Ltd. 3,957 41,242
Helvetia Holding AG (Registered)(a) 691 116,831
Hiscox Ltd. 6,752 93,925
iA Financial Corp., Inc. 1,856 151,042
Insurance Australia Group Ltd. 33,056 162,388
Intact Financial Corp. 2,176 415,078
Japan Post Holdings Co. Ltd. 35,200 327,563
Investments Shares Value
Insurance
(continued)
Japan Post Insurance Co. Ltd. 4,400 $ 73,254
Just Group plc 308,576 531,606
Lancashire Holdings Ltd. 68,608 556,579
Legal & General Group plc 114,496 319,575
Lifenet Insurance Co.*(a) 3,800 50,018
Mandatum OYJ 10,146 46,748
Manulife Financial Corp. 32,288 942,037
Mapfre SA(a) 22,440 63,975
Medibank Pvt Ltd. 38,171 89,757
Menora Mivtachim Holdings Ltd.(a) 492 15,309
Migdal Insurance & Financial
Holdings Ltd. 90,176 146,802
MS&AD Insurance Group Holdings,
Inc. 25,600 577,964
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,368 1,208,799
nib holdings Ltd. 6,172 23,367
NN Group NV 5,010 245,793
Phoenix Financial Ltd. 5,085 58,926
Phoenix Group Holdings plc 17,984 113,571
Poste Italiane SpA(b) 8,923 125,353
Power Corp. of Canada 9,417 297,315
Powszechny Zaklad Ubezpieczen SA 9,712 96,194
Protector Forsikring ASA 1,764 45,578
Prudential plc 29,344 243,182
QBE Insurance Group Ltd. 26,592 299,760
Sampo OYJ, Class A 6,924 305,944
SCOR SE 2,204 47,257
Sompo Holdings, Inc. 16,000 349,148
Steadfast Group Ltd. 17,908 64,514
Storebrand ASA 10,327 117,122
Sun Life Financial, Inc. 10,272 568,886
Suncorp Group Ltd. 15,072 176,909
Swiss Life Holding AG (Registered) 416 338,881
Swiss Re AG 5,120 655,173
T&D Holdings, Inc. 6,400 103,715
Talanx AG 968 74,562
Tokio Marine Holdings, Inc. 25,600 935,768
Trisura Group Ltd.* 874 25,832
Tryg A/S 4,112 96,666
Unipol Gruppo SpA 6,080 75,447
Wuestenrot & Wuerttembergische AG 3,536 45,836
Zurich Insurance Group AG 1,856 1,096,386
21,948,080
Interactive Media & Services -
0 .2%
Auto Trader Group plc(b) 11,584 124,982
Baltic Classifieds Group plc(a) 16,280 66,035
Better Collective A/S*(a) 2,464 32,193
CAR Group Ltd. 5,345 132,267
Domain Holdings Australia Ltd.(a) 12,956 25,628
Hemnet Group AB 925 28,908
Kakaku.com, Inc. 1,600 24,768
LY Corp. 35,700 98,294
MONY Group plc 28,412 68,672

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
115 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
REA Group Ltd.(a) 848 $ 126,040
Rightmove plc 12,138 91,884
Scout24 SE(b) 1,160 99,678
SEEK Ltd.(a) 4,962 81,058
Trustpilot Group plc*(b) 14,960 47,699
1,048,106
IT Services -
1 .1%
Addnode Group AB, Class B(a) 5,472 54,464
Alten SA 616 51,963
Atea ASA 2,420 30,891
Bechtle AG 1,364 46,439
BIPROGY, Inc. 1,100 35,009
Bouvet ASA 5,054 31,111
CANCOM SE 1,981 52,821
Capgemini SE 2,016 348,436
CGI, Inc.* 2,528 279,722
Computacenter plc 1,092 30,746
Data#3 Ltd. 8,952 42,980
Digital Garage, Inc. 1,300 27,097
DTS Corp. 2,100 54,801
Exclusive Networks SA* 1,634 41,954
Formula Systems 1985 Ltd. 782 66,935
Fujitsu Ltd. 32,000 622,459
GMO internet group, Inc. 1,200 20,908
Indra Sistemas SA(a) 7,040 123,816
Kainos Group plc 4,469 42,919
Kontron AG 2,016 33,859
Megaport Ltd.*(a) 6,954 31,884
NEC Corp. 3,200 278,037
NEC Networks & System Integration
Corp. 2,400 51,206
NET One Systems Co. Ltd. 3,400 82,921
Netcompany Group A/S*(a)(b) 2,336 110,850
NEXTDC Ltd.*(a) 10,016 107,723
Nomura Research Institute Ltd. 5,545 167,160
NS Solutions Corp. 1,600 40,650
NTT Data Group Corp. 8,200 131,566
Obic Co. Ltd. 4,000 131,062
One Software Technologies Ltd. 3,880 57,356
Otsuka Corp. 5,000 112,785
OVH Groupe SAS*(a) 3,078 29,139
Reply SpA 484 73,721
SCSK Corp. 2,700 50,818
Secunet Security Networks AG 123 14,342
Shopify, Inc., Class A*(a) 15,520 1,212,697
Softcat plc 2,394 52,170
Sopra Steria Group 396 75,579
TietoEVRY OYJ(a) 408 7,574
TIS, Inc. 4,600 115,540
Wavestone(a) 532 28,156
5,002,266
Leisure Products -
0 .4%
Bandai Namco Holdings, Inc. 9,600 203,061
Investments Shares Value
Leisure Products
(continued)
Beneteau SACA(a) 8,613 $ 94,068
BRP, Inc.(a) 11,264 554,736
Games Workshop Group plc(a) 684 105,174
MIPS AB(b) 1,517 73,936
Mizuno Corp. 1,000 53,701
Sankyo Co. Ltd. 3,300 44,173
Sanlorenzo SpA(a) 984 36,963
Sega Sammy Holdings, Inc. 2,600 49,337
Shimano, Inc.(a) 1,100 164,395
Technogym SpA(b) 4,905 52,772
Thule Group AB(b) 2,024 67,378
Tomy Co. Ltd. 4,600 122,697
Universal Entertainment Corp.(a) 9,600 82,560
Yamaha Corp. 8,400 68,601
Yonex Co. Ltd. 2,400 30,298
1,803,850
Life Sciences Tools & Services -
0 .3%
AddLife AB, Class B(a) 6,640 84,024
Bachem Holding AG(a) 328 25,927
Biotage AB 3,690 55,143
Eurofins Scientific SE 1,600 78,479
Evotec SE* 9,622 74,063
Gerresheimer AG 574 48,295
Lonza Group AG (Registered) 864 532,169
QIAGEN NV*(a) 3,200 135,663
Sartorius AG (Preference) 340 87,740
Sartorius Stedim Biotech 350 69,650
Siegfried Holding AG (Registered) 38 49,659
SKAN Group AG(a) 451 40,265
Tecan Group AG (Registered) 220 55,464
Wuxi Biologics Cayman, Inc.*(b) 19,500 40,984
1,377,525
Machinery -
3 .5%
Aalberts NV 2,145 77,220
Alfa Laval AB 3,840 168,636
Alstom SA* 3,883 84,565
Amada Co. Ltd. 7,200 71,705
ANDRITZ AG 1,352 81,243
Atlas Copco AB, Class A 31,296 513,018
Atlas Copco AB, Class B 20,192 291,650
ATS Corp.* 1,476 44,186
AutoStore Holdings Ltd.*(b) 15,006 13,604
Beijer Alma AB 2,304 36,864
Bodycote plc 8,296 59,088
Bucher Industries AG (Registered)(a) 82 31,911
Burckhardt Compression Holding AG 132 96,935
Cargotec OYJ, Class B 684 41,273
CKD Corp. 4,100 71,355
Construcciones y Auxiliar de
Ferrocarriles SA 4,896 192,947
Daetwyler Holding AG 407 68,437
Daifuku Co. Ltd. 6,500 125,071
Daimler Truck Holding AG 9,152 377,662
Danieli & C Officine Meccaniche
SpA(a) 3,360 90,830

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 116
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 10,848 $ 218,819
DMG Mori Co. Ltd. 2,100 40,814
Duerr AG 15,232 352,561
Ebara Corp. 5,500 84,870
Electrolux Professional AB, Class B 5,882 40,239
Epiroc AB, Class A(a) 7,424 143,900
Epiroc AB, Class B 4,256 72,749
FANUC Corp. 12,800 345,955
FLSmidth & Co. A/S(a) 2,240 116,533
Fluidra SA 912 24,476
Fuji Corp. 1,000 14,965
Fujitec Co. Ltd. 2,400 87,287
GEA Group AG 2,368 116,407
Georg Fischer AG (Registered) 1,280 92,814
Glory Ltd. 16,000 262,491
Harmonic Drive Systems, Inc. 1,500 27,819
Hitachi Construction Machinery Co.
Ltd. 2,800 61,671
Hoshizaki Corp.(a) 2,400 79,850
Husqvarna AB, Class B(a) 7,480 48,082
IHI Corp. 2,500 135,483
IMI plc 1,824 38,693
Indutrade AB 4,126 111,286
Interpump Group SpA(a) 1,584 70,231
Interroll Holding AG (Registered)(a) 32 84,191
Iveco Group NV(a) 60,448 628,166
Jungheinrich AG (Preference) 14,304 390,092
Kanadevia Corp. 48,000 332,762
Kardex Holding AG (Registered) 264 80,296
Kawasaki Heavy Industries Ltd.(a) 2,800 109,353
KION Group AG 1,419 54,905
Kitz Corp. 22,400 156,318
Knorr-Bremse AG 918 75,345
Komatsu Ltd. 16,000 421,310
Komax Holding AG (Registered) 76 9,633
Kone OYJ, Class B 4,480 244,450
Konecranes OYJ 1,352 92,985
Krones AG 246 31,942
KSB SE & Co. KGaA (Preference) 224 141,534
Kubota Corp.(a) 16,000 207,084
Kurita Water Industries Ltd. 2,500 94,961
Kyokuto Kaihatsu Kogyo Co. Ltd. 3,400 54,396
Makita Corp. 3,700 122,738
Manitou BF SA(a) 3,545 66,735
Max Co. Ltd. 2,800 65,255
Meidensha Corp. 3,400 90,957
Metso OYJ(a) 9,888 93,458
MINEBEA MITSUMI, Inc. 6,911 124,859
MISUMI Group, Inc. 4,100 67,963
Mitsubishi Heavy Industries Ltd. 43,500 626,263
Mitsubishi Logisnext Co. Ltd.(a) 7,600 57,826
Mitsuboshi Belting Ltd. 1,300 33,583
Mitsui E&S Co. Ltd.(a) 28,800 214,216
Investments Shares Value
Machinery
(continued)
Miura Co. Ltd. 2,100 $ 49,865
Morgan Advanced Materials plc 87,776 272,531
Nabtesco Corp.(a) 3,400 55,768
Namura Shipbuilding Co. Ltd.(a) 19,200 203,943
NFI Group, Inc.* 4,826 54,874
NGK Insulators Ltd. 3,400 42,521
Nitta Corp. 6,400 156,087
Noritake Co. Ltd. 9,600 244,530
NSK Ltd. 15,200 69,990
NTN Corp. 156,800 262,491
OC Oerlikon Corp. AG Pfaffikon
(Registered) 52,576 239,927
OKUMA Corp. 1,400 28,721
OSG Corp. 3,800 45,141
Pfeiffer Vacuum Technology AG 220 36,734
Rational AG 55 53,740
Rotork plc 13,640 52,679
Ryobi Ltd. 9,600 120,185
Sandvik AB 12,320 240,642
Schindler Holding AG 514 149,439
Schindler Holding AG (Registered) 359 102,133
Seatrium Ltd.* 32,477 46,645
SFS Group AG(a) 220 31,447
Shibaura Machine Co. Ltd. 6,400 157,558
SKF AB, Class A 1,408 26,449
SKF AB, Class B 4,854 91,318
SMC Corp.(a) 700 304,218
Spirax Group plc 1,056 87,636
Stabilus SE 1,140 44,988
Stadler Rail AG(a) 3,003 85,780
Sulzer AG (Registered) 280 43,197
Sumitomo Heavy Industries Ltd. 3,300 74,655
Tadano Ltd. 3,400 21,912
Techtronic Industries Co. Ltd. 16,000 230,912
Tocalo Co. Ltd.(a) 3,800 44,904
TOMRA Systems ASA 3,872 55,077
Toyota Industries Corp. 2,300 162,846
Trelleborg AB, Class B 2,752 90,944
Troax Group AB 1,806 36,626
Tsubakimoto Chain Co. 25,800 328,418
Valmet OYJ(a) 3,134 79,991
VAT Group AG(b) 352 146,344
Vesuvius plc 61,344 281,949
Volvo AB, Class A 3,212 83,752
Volvo AB, Class B 27,200 703,384
Wacker Neuson SE 8,224 126,426
Wartsila OYJ Abp 5,384 102,348
Weir Group plc (The) 3,392 91,143
Yaskawa Electric Corp. 3,200 93,589
16,056,168
Marine Transportation -
0 .6%
AP Moller - Maersk A/S, Class A 65 98,684
AP Moller - Maersk A/S, Class B(a) 64 100,612
Belships ASA 26,724 42,883
Clarkson plc 1,408 63,628

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
117 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
D/S Norden A/S(a) 6,432 $ 220,206
Dfds A/S(a) 8,480 192,560
Golden Ocean Group Ltd. 3,228 34,708
Hoegh Autoliners ASA 1,824 18,951
Iino Kaiun Kaisha Ltd.(a) 28,800 213,081
Kawasaki Kisen Kaisha Ltd.(a) 9,600 133,956
Klaveness Combination Carriers ASA 3,196 24,599
Kuehne + Nagel International AG
(Registered)(a) 640 159,575
Mitsui OSK Lines Ltd.(a) 7,500 257,164
MPC Container Ships ASA 108,160 212,684
Nippon Yusen KK(a) 9,600 323,813
NS United Kaiun Kaisha Ltd.(a) 3,300 94,239
Odfjell SE, Class A 5,939 67,733
Pacific Basin Shipping Ltd.(a) 1,568,000 431,612
SITC International Holdings Co. Ltd. 24,000 67,915
Stolt-Nielsen Ltd. 891 25,283
Wallenius Wilhelmsen ASA 2,952 28,957
2,812,843
Media -
0 .9%
4imprint Group plc 1,353 88,888
Atresmedia Corp. de Medios de
Comunicacion SA 26,272 124,214
CyberAgent, Inc. 6,300 41,628
Cyfrowy Polsat SA* 79,904 250,983
Dentsu Group, Inc.(a) 3,300 102,558
Eutelsat Communications SACA*(a) 39,104 163,105
Future plc 33,216 374,729
Hakuhodo DY Holdings, Inc. 4,700 37,535
Informa plc 15,360 159,679
IPSOS SA 2,464 120,591
ITV plc(a) 48,868 46,429
JCDecaux SE* 968 18,212
Metropole Television SA 14,752 185,139
MFE-MediaForEurope NV, Class A(a) 48,790 159,648
MFE-MediaForEurope NV, Class
B(a) 20,924 96,453
Next 15 Group plc 3,774 19,529
Nine Entertainment Co. Holdings
Ltd.(a) 111,264 85,632
Perion Network Ltd.*(a) 15,744 127,942
ProSiebenSat.1 Media SE 49,504 303,654
Publicis Groupe SA 2,976 315,723
Sanoma OYJ 3,895 30,573
Schibsted ASA, Class A 1,862 62,526
SES SA, Class A, ADR(a) 112,512 448,041
SKY Perfect JSAT Holdings, Inc. 6,200 35,940
Stroeer SE & Co. KGaA 1,452 85,912
Television Francaise 1 SA 24,448 201,586
TV Asahi Holdings Corp. 7,600 99,936
TX Group AG 205 35,135
Vivendi SE 8,480 90,167
WPP plc 14,752 154,345
Investments Shares Value
Media
(continued)
YouGov plc 4,715 $ 28,127
4,094,559
Metals & Mining -
5 .0%
Acerinox SA 51,616 470,990
Agnico Eagle Mines Ltd. 7,032 606,267
Alamos Gold, Inc., Class A 4,031 81,346
Alleima AB 51,264 311,176
Anglo American plc 16,992 524,298
Antofagasta plc 4,525 100,760
Aperam SA(a) 12,576 340,509
ArcelorMittal SA 8,256 203,284
ARE Holdings, Inc. 22,400 275,726
Aurubis AG 738 57,807
AVZ Minerals Ltd.*‡(a) 111,012 2,909
B2Gold Corp. 24,870 82,070
Barrick Gold Corp. 21,088 407,101
Bekaert SA 9,696 352,636
Bellevue Gold Ltd.* 49,941 53,156
BHP Group Ltd. 64,576 1,803,556
BlueScope Steel Ltd. 7,968 105,999
Boliden AB 4,576 141,470
Calibre Mining Corp.* 206,272 374,381
Capricorn Metals Ltd.* 19,272 79,652
Capstone Copper Corp.* 11,016 76,103
Centamin plc 357,792 730,473
Centerra Gold, Inc.(a) 8,892 62,769
Champion Iron Ltd.(a) 6,468 24,826
De Grey Mining Ltd.* 86,240 86,143
Deterra Royalties Ltd. 21,148 51,252
Dowa Holdings Co. Ltd. 1,100 37,934
Dundee Precious Metals, Inc. 54,336 551,955
Eldorado Gold Corp.*(a) 8,289 144,022
Emerald Resources NL* 21,402 59,157
Endeavour Mining plc 3,876 86,458
Equinox Gold Corp.*(a) 111,200 614,254
Eramet SA(a) 2,432 142,708
ERO Copper Corp.*(a) 4,268 78,290
Evolution Mining Ltd. 34,702 119,104
Falcon Metals Ltd.* 1 — (e)
Filo Corp.*(a) 4,294 98,821
First Majestic Silver Corp.(a) 14,596 107,746
First Quantum Minerals Ltd.*(a) 10,816 139,589
Foran Mining Corp.*(a) 11,210 35,143
Fortescue Ltd.(a) 27,936 350,774
Fortuna Mining Corp.* 16,720 83,123
Franco-Nevada Corp. 2,312 306,542
Genesis Minerals Ltd.* 52,288 83,909
Glencore plc 178,400 931,890
Gold Road Resources Ltd.(a) 59,770 78,299
Granges AB 5,662 66,568
Grupa Kety SA 308 52,291
Hill & Smith plc 3,280 85,815
Hochschild Mining plc*(a) 94,048 277,495
Hudbay Minerals, Inc. 17,216 154,258
IAMGOLD Corp.*(a) 24,387 135,235

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 118
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
IGO Ltd. 16,378 $ 56,320
Ivanhoe Mines Ltd., Class A*(a) 8,636 114,056
Jastrzebska Spolka Weglowa SA* 18,240 122,049
JFE Holdings, Inc. 9,600 116,593
K92 Mining, Inc.*(a) 5,700 37,865
KGHM Polska Miedz SA 2,976 110,963
Kinross Gold Corp. 17,945 180,873
Kobe Steel Ltd.(a) 9,700 105,676
Kyoei Steel Ltd. 6,800 77,989
Labrador Iron Ore Royalty Corp.(a) 5,056 110,482
Liontown Resources Ltd.*(a) 27,470 14,844
Lundin Gold, Inc. 1,287 31,087
Lundin Mining Corp.(a) 10,720 104,128
Lynas Rare Earths Ltd.*(a) 13,899 69,189
MAG Silver Corp.* 4,656 79,629
Maruichi Steel Tube Ltd. 2,000 43,486
Mineral Resources Ltd.(a) 2,376 61,317
Mitsubishi Materials Corp. 3,800 63,202
Mongolian Mining Corp.* 192,000 217,576
New Gold, Inc.* 34,685 95,300
NGEx Minerals Ltd.*(a) 5,511 46,889
Nickel Industries Ltd.(a) 41,914 24,846
Nippon Light Metal Holdings Co. Ltd. 16,000 172,788
Nippon Steel Corp.(a) 16,015 322,666
Nittetsu Mining Co. Ltd. 3,200 92,224
Norsk Hydro ASA 23,360 143,374
Northern Star Resources Ltd. 13,704 159,147
Novagold Resources, Inc.* 18,278 63,071
OceanaGold Corp. 214,984 609,195
Orla Mining Ltd.*(a) 10,780 51,737
OSAKA Titanium Technologies Co.
Ltd.(a) 1,300 18,537
Osisko Gold Royalties Ltd.(a) 8,896 178,820
Outokumpu OYJ(a) 7,392 26,419
Pan American Silver Corp.(a) 4,560 106,513
Perseus Mining Ltd. 411,424 773,415
Pilbara Minerals Ltd.*(a) 34,446 64,302
Ramelius Resources Ltd.(a) 55,793 87,341
Regis Resources Ltd.* 40,098 71,176
Rio Tinto Ltd.(a) 5,312 415,122
Rio Tinto plc 18,208 1,174,201
Salzgitter AG 7,136 108,693
Sandfire Resources Ltd.*(a) 11,931 81,040
Sandstorm Gold Ltd. 13,772 83,386
Sanyo Special Steel Co. Ltd. 7,000 87,451
Seabridge Gold, Inc.* 3,604 62,723
SilverCrest Metals, Inc.* 7,336 74,784
Sims Ltd.(a) 3,162 26,303
South32 Ltd. 79,808 192,369
SSAB AB, Class A 6,150 29,359
SSAB AB, Class B 12,333 57,769
SSR Mining, Inc.(a) 64,352 397,021
Stelco Holdings, Inc.(a) 8,960 437,924
Sumitomo Metal Mining Co. Ltd. 5,100 143,667
Investments Shares Value
Metals & Mining
(continued)
Teck Resources Ltd., Class B 6,848 $ 318,242
thyssenkrupp AG 8,316 28,918
Toho Titanium Co. Ltd.(a) 1,700 11,451
Tokyo Steel Manufacturing Co. Ltd. 19,200 191,842
Torex Gold Resources, Inc.*(a) 26,944 580,457
UACJ Corp. 12,500 415,231
Vault Minerals Ltd.* 213,354 55,200
voestalpine AG 1,880 38,881
Wesdome Gold Mines Ltd.* 3,534 30,930
Wheaton Precious Metals Corp. 5,952 392,616
Yamato Kogyo Co. Ltd. 1,300 62,625
Yodogawa Steel Works Ltd.(a) 9,300 332,132
Zimplats Holdings Ltd.*(a) 4,902 54,327
22,937,787
Multi-Utilities -
0 .8%
A2A SpA 29,479 67,208
ACEA SpA 3,026 57,228
AGL Energy Ltd. 11,970 82,167
Algonquin Power & Utilities Corp.(a) 5,134 24,787
Atco Ltd., Class I 2,935 101,739
Canadian Utilities Ltd., Class A(a) 2,278 58,259
Centrica plc 103,840 156,598
E.ON SE 39,904 537,840
Engie SA 33,152 554,808
Hera SpA 19,272 73,648
Iren SpA(a) 188,544 407,953
National Grid plc 88,736 1,113,683
REN - Redes Energeticas Nacionais
SGPS SA 6,188 15,418
Sembcorp Industries Ltd. 16,300 62,100
Telecom Plus plc 4,450 96,115
Veolia Environnement SA 10,400 329,351
3,738,902
Office REITs -
0 .3%
Abacus Group, REIT 35,454 28,099
Allied Properties REIT, REIT(a) 23,008 303,208
Champion REIT, REIT(a) 704,000 164,808
Derwent London plc, REIT 4,192 118,029
Dexus, REIT 9,792 45,987
Gecina SA, REIT 440 46,837
Global One Real Estate Investment
Corp., REIT(a) 48 30,913
Great Portland Estates plc, REIT 19,860 80,046
Ichigo Office REIT Investment Corp.,
REIT(a) 41 21,048
Japan Prime Realty Investment
Corp., REIT(a) 13 28,590
Japan Real Estate Investment Corp.,
REIT 24 87,287
Keppel REIT, REIT 3,800 2,585
Nippon Building Fund, Inc., REIT 120 102,806
Orix JREIT, Inc., REIT 68 70,221
Precinct Properties Group, REIT 67,298 50,466
Workspace Group plc, REIT 4,978 35,392
1,216,322

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
119 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels -
5 .7%
Advantage Energy Ltd.* 8,466 $ 52,899
Aker BP ASA 4,125 87,733
Ampol Ltd.(a) 4,422 80,810
ARC Resources Ltd. 11,744 194,280
Athabasca Oil Corp.*(a) 167,904 622,737
Avance Gas Holding Ltd.(a)(b) 5,472 50,700
Baytex Energy Corp.(a) 20,558 57,960
Beach Energy Ltd. 39,336 32,206
Birchcliff Energy Ltd.(a) 15,130 56,332
Bluenord ASA* 6,720 327,763
Boss Energy Ltd.*(a) 21,197 47,761
BP plc 306,400 1,483,712
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.*(a) 16,694 34,658
BW LPG Ltd.(b) 1,398 17,934
Cameco Corp.(a) 5,280 275,600
Canadian Natural Resources Ltd. 28,672 973,937
Cenovus Energy, Inc. 24,576 394,746
Cool Co. Ltd.(a) 7,714 76,648
Cosmo Energy Holdings Co. Ltd.(a) 1,600 79,787
Denison Mines Corp.*(a) 50,274 105,673
DNO ASA 238,496 232,217
Enbridge, Inc. 27,488 1,109,025
ENEOS Holdings, Inc. 54,400 277,277
Energean plc(a) 47,264 611,295
Eni SpA 40,928 622,602
Equinor ASA 13,728 328,626
Esso SA Francaise(a) 693 77,794
Etablissements Maurel et Prom SA 17,290 90,100
FLEX LNG Ltd.(a) 1,176 28,679
Freehold Royalties Ltd.(a) 5,060 49,840
Galp Energia SGPS SA 5,888 100,167
Gaztransport Et Technigaz SA 410 59,379
Gibson Energy, Inc.(a) 8,896 147,421
Hafnia Ltd. 5,184 30,078
Harbour Energy plc 169,280 601,543
Headwater Exploration, Inc.(a) 73,280 360,630
Idemitsu Kosan Co. Ltd. 22,400 153,966
Imperial Oil Ltd.(a) 3,392 252,827
Inpex Corp. 18,000 237,932
International Petroleum Corp.*(a) 4,726 53,703
Ithaca Energy plc 41,458 54,153
Itochu Enex Co. Ltd. 16,100 169,641
Iwatani Corp. 5,588 73,883
Japan Petroleum Exploration Co. Ltd. 8,500 64,228
Karoon Energy Ltd.(a) 223,936 203,883
Keyera Corp. 3,108 95,339
Koninklijke Vopak NV 1,224 56,130
MEG Energy Corp. 4,396 80,260
Naphtha Israel Petroleum Corp.
Ltd.*(a) 10,742 63,288
Neste OYJ(a) 7,616 121,379
New Hope Corp. Ltd. 10,930 34,865
NexGen Energy Ltd.*(a) 10,944 80,395
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
NuVista Energy Ltd.*(a) 51,456 $ 412,696
Oil Refineries Ltd.(a) 667,968 170,344
Okeanis Eco Tankers Corp.(a)(b) 3,840 100,957
OMV AG 2,976 123,097
ORLEN SA 7,872 102,303
Paladin Energy Ltd.*(a) 5,712 38,162
Paramount Resources Ltd., Class
A(a) 2,772 53,414
Parex Resources, Inc.(a) 29,600 274,564
Parkland Corp. 2,923 67,940
Paz Retail And Energy Ltd. 2,913 329,355
Pembina Pipeline Corp. 7,616 318,255
Peyto Exploration & Development
Corp.(a) 55,520 604,608
PrairieSky Royalty Ltd.(a) 3,977 79,486
Repsol SA 20,608 256,172
San-Ai Obbli Co. Ltd.(a) 16,000 197,157
Santos Ltd. 62,624 278,107
Secure Energy Services, Inc.(a) 65,120 724,568
Serica Energy plc 93,408 171,849
Shell plc 114,720 3,803,024
Suncor Energy, Inc. 23,744 895,287
Tamar Petroleum Ltd.(b) 11,628 68,757
Tamarack Valley Energy Ltd.(a) 150,944 449,383
TC Energy Corp. 12,256 569,388
Topaz Energy Corp.(a) 3,731 71,491
TORM plc, Class A(a) 716 18,624
TotalEnergies SE 39,296 2,448,782
Tourmaline Oil Corp.(a) 5,696 262,295
United Energy Group Ltd.(a) 2,240,000 93,641
Var Energi ASA 7,339 22,988
Veren, Inc. 13,396 68,904
Vermilion Energy, Inc.(a) 48,736 453,813
Viva Energy Group Ltd.(b) 17,630 30,370
Whitecap Resources, Inc.(a) 11,932 88,937
Whitehaven Coal Ltd. 16,702 74,500
Woodside Energy Group Ltd.(a) 34,209 532,835
Yellow Cake plc*(b) 7,602 52,972
25,885,446
Paper & Forest Products -
0 .2%
Daio Paper Corp.(a) 3,745 21,316
Hokuetsu Corp.(a) 6,700 67,385
Holmen AB, Class B(a) 1,540 60,477
Mondi plc 3,536 57,053
Navigator Co. SA (The) 5,269 20,227
Nippon Paper Industries Co. Ltd. 32,000 187,599
Oji Holdings Corp. 11,400 42,539
Semapa-Sociedade de Investimento
e Gestao 4,873 78,086
Stella-Jones, Inc. 1,224 73,917
Stora Enso OYJ, Class R(a) 5,168 57,341
Svenska Cellulosa AB SCA, Class
A(a) 2,068 26,980
Svenska Cellulosa AB SCA, Class
B(a) 6,129 80,679

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 120
Investments Shares Value
COMMON STOCKS (continued)
Paper & Forest Products
(continued)
UPM-Kymmene OYJ(a) 6,528 $ 190,856
West Fraser Timber Co. Ltd. 1,105 99,683
1,064,138
Passenger Airlines -
0 .4%
Air Canada*(a) 5,192 70,285
Air France-KLM*(a) 42,560 417,141
Air New Zealand Ltd. 11,968 3,668
Cathay Pacific Airways Ltd.(a) 38,000 39,592
Deutsche Lufthansa AG (Registered) 11,161 77,088
easyJet plc 6,806 44,696
Exchange Income Corp. 2,255 88,569
International Consolidated Airlines
Group SA 69,536 188,542
JET2 plc 4,018 74,232
Norwegian Air Shuttle ASA* 130,368 125,281
Qantas Airways Ltd.* 21,618 114,411
Singapore Airlines Ltd. 22,499 109,867
Wizz Air Holdings plc*(a)(b) 15,040 266,453
1,619,825
Personal Care Products -
1 .0%
Beiersdorf AG 1,280 172,314
Haleon plc 96,672 462,842
Intercos SpA 2,166 34,661
Interparfums SA(a) 174 7,915
Kao Corp. 6,400 284,865
Kobayashi Pharmaceutical Co. Ltd.
(a) 900 33,572
Kose Corp. 700 38,583
L'Oreal SA 3,040 1,136,154
Milbon Co. Ltd. 1,000 21,205
Noevir Holdings Co. Ltd. 1,000 33,744
Pola Orbis Holdings, Inc.(a) 2,000 19,688
Rohto Pharmaceutical Co. Ltd. 3,900 88,152
Shiseido Co. Ltd.(a) 5,600 123,525
Unilever plc 32,096 1,951,798
4,409,018
Pharmaceuticals -
5 .0%
ALK-Abello A/S, Class B* 2,158 50,385
Almirall SA 4,661 45,517
Astellas Pharma, Inc. 22,400 264,035
AstraZeneca plc 19,840 2,816,516
Bausch Health Cos., Inc.*(a) 102,016 937,498
Bayer AG (Registered) 17,792 478,937
Camurus AB* 702 39,233
Chugai Pharmaceutical Co. Ltd. 8,500 409,585
Daiichi Sankyo Co. Ltd. 25,600 837,115
Eisai Co. Ltd. 3,600 122,375
Faes Farma SA 17,897 68,782
Financiere de Tubize SA 510 77,515
GSK plc 50,016 895,420
H Lundbeck A/S, Class A 5,650 29,443
Haw Par Corp. Ltd. 48,000 390,052
Investments Shares Value
Pharmaceuticals
(continued)
Hikma Pharmaceuticals plc 2,800 $ 66,777
Hutchmed China Ltd.*(a) 12,540 46,109
Indivior plc* 6,138 54,095
Ipsen SA 732 88,926
JCR Pharmaceuticals Co. Ltd. 2,400 10,856
Kaken Pharmaceutical Co. Ltd. 1,500 38,454
Kissei Pharmaceutical Co. Ltd. 1,400 34,374
Kyowa Kirin Co. Ltd. 4,300 71,222
Laboratorios Farmaceuticos Rovi
SA(a) 424 35,951
Merck KGaA 1,632 269,311
Mochida Pharmaceutical Co. Ltd. 900 20,739
Nippon Shinyaku Co. Ltd. 1,400 37,765
Novartis AG (Registered) 25,056 2,717,998
Novo Nordisk A/S, Class B 41,280 4,585,299
Nxera Pharma Co. Ltd.*(a) 3,400 27,432
Ono Pharmaceutical Co. Ltd.(a) 9,600 120,532
Orion OYJ, Class A 352 17,025
Orion OYJ, Class B 1,799 87,205
Otsuka Holdings Co. Ltd. 6,500 395,654
Recordati Industria Chimica e
Farmaceutica SpA 1,628 92,084
Roche Holding AG 448 151,907
Roche Holding AG - BR 8,800 2,726,402
Sandoz Group AG 5,504 250,471
Sanofi SA 14,496 1,528,277
Santen Pharmaceutical Co. Ltd. 1,100 13,208
Shionogi & Co. Ltd. 10,500 150,891
Sumitomo Pharma Co. Ltd.*(a) 60,800 210,749
Takeda Pharmaceutical Co. Ltd. 19,200 537,461
Teva Pharmaceutical Industries
Ltd.*(a) 19,584 359,128
Torii Pharmaceutical Co. Ltd. 800 21,769
Tsumura & Co. 900 29,583
UCB SA 1,344 257,971
Virbac SACA 132 49,799
ZERIA Pharmaceutical Co. Ltd. 1,800 27,533
22,595,365
Professional Services -
1 .4%
Adecco Group AG (Registered) 2,368 74,104
AFRY AB 3,300 49,253
ALS Ltd.(a) 8,712 80,460
Applus Services SA*(a) 7,936 109,764
Arcadis NV 1,189 82,162
BayCurrent, Inc. 1,400 45,715
Bell System24 Holdings, Inc.(a) 3,800 33,104
Benefit Systems SA 76 45,602
Bureau Veritas SA 3,936 124,091
Computershare Ltd. 6,944 119,985
Danel Adir Yeoshua Ltd. 533 53,430
dip Corp. 1,400 24,815
en Japan, Inc. 2,000 32,076
Experian plc 11,616 564,061
Funai Soken Holdings, Inc.(a) 2,700 43,285
GlobalData plc(a) 15,742 41,085

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
121 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Professional Services
(continued)
Hays plc 481,920 $ 479,555
Hilan Ltd. 646 35,366
Infomart Corp. 17,600 42,173
Intertek Group plc 2,240 133,856
IPH Ltd. 14,593 51,329
JAC Recruitment Co. Ltd.(a) 5,200 25,125
McMillan Shakespeare Ltd. 3,198 30,604
MEITEC Group Holdings, Inc. 2,400 46,298
Pagegroup plc 18,084 83,095
Persol Holdings Co. Ltd. 42,000 71,137
Randstad NV 1,888 86,805
Recruit Holdings Co. Ltd. 19,200 1,201,599
RELX plc 23,680 1,083,813
SGS SA (Registered) 1,792 189,624
SmartGroup Corp. Ltd. 7,766 39,524
SMS Co. Ltd. 2,000 22,656
TechnoPro Holdings, Inc. 1,100 19,909
Teleperformance SE(a) 1,088 114,457
Thomson Reuters Corp. 1,824 298,223
Tinexta Spa(a) 1,056 12,393
Transcosmos, Inc. 6,400 140,332
UT Group Co. Ltd. 9,600 165,184
Wolters Kluwer NV 3,040 510,568
6,406,617
Real Estate Management & Development -
2 .2%
Aeon Mall Co. Ltd.(a) 1,990 26,448
AFI Properties Ltd.* 578 27,657
Africa Israel Residences Ltd. 510 35,569
Airport City Ltd.* 1,928 29,377
Allreal Holding AG (Registered) 576 102,317
Alony Hetz Properties & Investments
Ltd. 41,376 335,795
Altus Group Ltd. 1,672 63,188
Amot Investments Ltd. 5,448 26,549
Aroundtown SA*(a) 219,264 648,908
Atrium Ljungberg AB, Class B 792 15,766
Aura Investments Ltd. 6,930 35,216
Azrieli Group Ltd. 532 40,744
Big Shopping Centers Ltd.* 287 34,447
Blue Square Real Estate Ltd. 1,504 120,613
CA Immobilien Anlagen AG 572 13,811
Capitaland India Trust 55,054 45,362
CapitaLand Investment Ltd. 10,200 21,666
Castellum AB*(a) 5,643 70,063
Catena AB 924 42,055
Cibus Nordic Real Estate AB publ 4,386 70,463
Citycon OYJ(a) 36,160 139,677
CK Asset Holdings Ltd. 32,000 131,097
Colliers International Group, Inc. 726 110,852
Corem Property Group AB, Class B 17,612 11,785
CTP NV(b) 1,492 24,815
Daito Trust Construction Co. Ltd. 1,100 121,897
Daiwa House Industry Co. Ltd. 12,600 378,103
Deutsche EuroShop AG 3,420 75,744
Investments Shares Value
Real Estate Management & Development
(continued)
Deutsche Wohnen SE 1,012 $ 25,709
Dios Fastigheter AB 7,480 55,401
Electra Real Estate Ltd. 1,476 15,802
Fabege AB 5,412 42,891
Fastighets AB Balder, Class B*(a) 11,974 92,233
FastPartner AB, Class A 3,124 20,729
FirstService Corp. 590 109,116
G City Ltd.(a) 27,225 101,087
Grainger plc 34,176 99,740
Grand City Properties SA* 6,358 83,935
Great Eagle Holdings Ltd.(a) 96,451 142,175
GuocoLand Ltd. 102,400 122,301
Hang Lung Group Ltd. 224,000 293,311
Hang Lung Properties Ltd.(a) 69,479 58,447
Heiwa Real Estate Co. Ltd. 1,300 35,972
Henderson Land Development Co.
Ltd. 32,239 103,878
Ho Bee Land Ltd. 49,400 72,444
Hufvudstaden AB, Class A 304 3,568
Hulic Co. Ltd.(a) 9,600 89,556
Hysan Development Co. Ltd. 160,000 260,136
Ichigo, Inc.(a) 17,800 47,210
IMMOFINANZ AG* 628 10,186
International Workplace Group plc 28,576 58,635
Intershop Holding AG 350 49,138
Israel Canada T.R Ltd. 12,240 45,873
Isras Holdings Ltd.*(a) 1,188 116,421
Isras Investment Co. Ltd. 477 101,523
Kerry Properties Ltd. 34,000 71,897
Kojamo OYJ* 1,596 15,681
LEG Immobilien SE 1,120 105,567
Leopalace21 Corp.(a) 51,200 187,221
Lifestyle Communities Ltd.(a) 1,054 5,951
Mainstreet Equity Corp. 266 39,751
Mega Or Holdings Ltd., REIT 1,216 34,098
Melisron Ltd. 460 36,582
Mitsubishi Estate Co. Ltd. 16,000 240,381
Mitsui Fudosan Co. Ltd. 38,400 334,275
Mivne Real Estate KD Ltd. 14,248 38,963
Mobimo Holding AG (Registered) 228 70,533
Morguard Corp. 884 74,223
New World Development Co. Ltd.(a) 462,000 464,710
Nomura Real Estate Holdings, Inc. 1,400 34,980
NP3 Fastigheter AB 1,462 33,885
Nyfosa AB(a) 7,888 79,248
Pandox AB, Class B 5,094 88,169
PEXA Group Ltd.*(a) 7,380 65,789
Prashkovsky Investments and
Construction Ltd.(a) 850 23,267
PSP Swiss Property AG (Registered) 696 98,681
Raysum Co. Ltd.(a) 3,300 127,602
Relo Group, Inc. 2,270 27,949
Sagax AB, Class B(a) 2,420 57,627
SAMTY HOLDINGS Co. Ltd.(a) 12,800 276,882
Savills plc 9,152 126,370
Sino Land Co. Ltd.(a) 9,768 9,775

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 122
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sirius Real Estate Ltd., REIT 58,680 $ 67,370
Starts Corp., Inc. 9,600 223,102
StorageVault Canada, Inc. 12,833 37,469
Sumitomo Realty & Development
Co. Ltd. 6,400 193,271
Sun Frontier Fudousan Co. Ltd. 9,600 115,521
Sun Hung Kai Properties Ltd. 32,000 346,368
Swire Properties Ltd. 13,600 27,709
Swiss Prime Site AG (Registered) 987 106,896
TAG Immobilien AG* 7,712 127,849
Tokyo Tatemono Co. Ltd. 5,200 86,078
Tokyu Fudosan Holdings Corp. 11,200 71,189
Tosei Corp.(a) 3,400 53,592
UOL Group Ltd. 6,799 27,599
VGP NV 738 61,613
Vonovia SE 10,528 344,720
Wallenstam AB, Class B(a) 8,888 41,740
Wharf Holdings Ltd. (The)(a) 17,000 48,107
Wharf Real Estate Investment Co.
Ltd.(a) 25,000 74,925
Wihlborgs Fastigheter AB 7,304 76,180
YH Dimri Construction &
Development Ltd.(a) 452 39,522
9,998,278
Residential REITs -
0 .1%
Advance Residence Investment
Corp., REIT 18 36,160
Altarea SCA, REIT(a) 1,714 187,941
Boardwalk REIT, REIT 1,000 51,867
Canadian Apartment Properties
REIT, REIT(a) 1,012 33,679
Comforia Residential REIT, Inc.,
REIT(a) 19 37,283
Daiwa Securities Living Investments
Corp., REIT 26 15,635
Ingenia Communities Group, REIT 8,284 26,153
InterRent REIT, REIT 4,600 37,587
Killam Apartment REIT, REIT(a) 2,624 35,201
Nippon Accommodations Fund, Inc.,
REIT(a) 8 32,037
UNITE Group plc (The), REIT 7,258 81,695
Xior Student Housing NV, REIT(b) 1,648 54,927
630,165
Retail REITs -
0 .8%
AEON REIT Investment Corp., REIT 68 56,873
BWP Trust, REIT 14,098 31,858
CapitaLand China Trust, REIT 483,200 275,770
CapitaLand Integrated Commercial
Trust, REIT 41,800 63,826
Carmila SA, REIT 17,024 319,001
Charter Hall Retail REIT, REIT 39,136 86,899
Choice Properties REIT, REIT 3,957 40,253
Crombie REIT, REIT(a) 3,256 34,874
Investments Shares Value
Retail REITs
(continued)
Eurocommercial Properties NV,
REIT(a) 12,853 $ 325,823
First Capital REIT, REIT(a) 2,774 35,383
Fortune REIT, REIT(a) 512,000 267,380
Frasers Centrepoint Trust, REIT 12,749 21,587
Hammerson plc, REIT 20,709 76,519
HomeCo Daily Needs REIT, REIT(b) 107,008 85,160
Japan Metropolitan Fund Invest,
REIT 103 63,156
Kiwi Property Group Ltd., REIT 78,499 43,916
Klepierre SA, REIT 3,168 100,979
Lendlease Global Commercial REIT,
REIT 47,011 20,433
Link REIT, REIT 38,423 179,156
Mapletree Pan Asia Commercial
Trust, REIT 3,400 3,367
Region RE Ltd., REIT 68,160 98,218
Retail Estates NV, REIT 3,456 233,000
Scentre Group, REIT 65,280 150,082
Shaftesbury Capital plc, REIT 59,456 103,728
SmartCentres REIT, REIT(a) 24,640 440,319
Unibail-Rodamco-Westfield, REIT 1,536 124,867
Unibail-Rodamco-Westfield, REIT,
CHDI 5 20
Vicinity Ltd., REIT 63,702 90,960
Waypoint REIT Ltd., REIT 33,326 54,353
3,427,760
Semiconductors & Semiconductor Equipment -
1 .8%
Advantest Corp. 10,000 600,558
AIXTRON SE 5,120 80,988
ams-OSRAM AG* 3,379 32,629
ASM International NV 576 320,296
ASML Holding NV 5,024 3,388,215
ASMPT Ltd. 5,000 54,570
BE Semiconductor Industries NV 960 102,075
Camtek Ltd. 510 40,340
Disco Corp. 1,200 350,330
Elmos Semiconductor SE 410 24,437
Ferrotec Holdings Corp.(a) 12,800 217,976
Infineon Technologies AG 16,416 517,284
Japan Material Co. Ltd. 2,500 30,576
Lasertec Corp.(a) 1,100 169,522
Melexis NV(a) 495 32,056
Micronics Japan Co. Ltd.(a) 1,900 49,083
Nordic Semiconductor ASA* 2,324 22,902
Nova Ltd.* 352 66,055
Renesas Electronics Corp. 18,400 254,876
Rohm Co. Ltd. 6,200 69,866
Sanken Electric Co. Ltd.* 1,600 64,210
SCREEN Holdings Co. Ltd.(a) 1,300 85,600
Shinko Electric Industries Co. Ltd.* 1,400 50,191
Siltronic AG 999 56,506
SMA Solar Technology AG 4,352 75,738
Socionext, Inc. 3,000 57,548
SOITEC*(a) 369 29,024

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
123 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
STMicroelectronics NV 7,936 $ 215,608
SUMCO Corp.(a) 5,700 55,868
Tokyo Electron Ltd. 6,100 937,075
Towa Corp.(a) 3,300 43,935
Tower Semiconductor Ltd.*(a) 1,659 69,670
Ulvac, Inc. 1,000 48,187
X-Fab Silicon Foundries SE*(b) 17,024 80,804
8,294,598
Software -
1 .5%
Appier Group, Inc.*(a) 4,100 44,842
Asseco Poland SA 15,200 341,680
Atoss Software SE 352 46,316
BlackBerry Ltd.*(a) 2,822 6,377
Bytes Technology Group plc 10,526 61,276
Constellation Software, Inc. 256 771,157
Crayon Group Holding ASA*(b) 4,100 40,255
Dassault Systemes SE 8,864 302,746
Descartes Systems Group, Inc.
(The)* 1,159 120,269
Docebo, Inc.* 988 44,951
Enghouse Systems Ltd. 1,292 27,315
Fortnox AB 7,995 48,567
Freee KK*(a) 3,800 71,722
Fuji Soft, Inc. 1,400 85,935
GB Group plc 8,897 38,914
Hansen Technologies Ltd. 5,576 18,152
IRESS Ltd.*(a) 10,123 65,974
Kinaxis, Inc.* 520 57,687
Lectra 798 22,092
Lightspeed Commerce, Inc.*(a) 5,472 82,632
Nemetschek SE 884 95,444
Nice Ltd.* 769 135,694
Open Text Corp. 4,576 137,088
Oracle Corp. Japan 800 77,125
Sage Group plc (The) 13,728 171,093
Sansan, Inc.*(a) 3,400 50,288
SAP SE 13,312 3,104,327
Sinch AB*(b) 4,046 11,979
SiteMinder Ltd.* 17,179 74,602
Systena Corp. 11,400 27,317
TeamViewer SE*(b) 7,485 107,955
Technology One Ltd. 5,166 82,664
Temenos AG (Registered) 779 53,828
Text SA 950 14,055
Trend Micro, Inc. 2,500 132,463
Truecaller AB, Class B 11,217 49,795
Vitec Software Group AB, Class B(a) 1,025 44,602
WiseTech Global Ltd. 2,528 195,853
6,865,031
Specialized REITs -
0 .1%
Arena REIT, REIT 16,021 42,080
Big Yellow Group plc, REIT 8,704 135,179
Keppel DC REIT, REIT 21,100 36,525
Investments Shares Value
Specialized REITs
(continued)
National Storage REIT, REIT(a) 21,924 $ 36,044
Safestore Holdings plc, REIT 10,624 110,499
Shurgard Self Storage Ltd., REIT 532 22,583
382,910
Specialty Retail -
1 .5%
ABC-Mart, Inc. 2,100 41,304
Accent Group Ltd.(a) 25,789 39,865
AOKI Holdings, Inc. 7,600 59,423
Aoyama Trading Co. Ltd. 12,800 110,669
ARCLANDS Corp.(a) 16,018 175,822
Aritzia, Inc.*(a) 4,512 145,108
Autobacs Seven Co. Ltd. 2,100 19,563
Avolta AG(a) 1,330 52,542
Bic Camera, Inc.(a) 4,200 47,080
Bilia AB, Class A 17,632 207,299
CCC SA* 952 41,897
CECONOMY AG* 42,976 138,104
DCM Holdings Co. Ltd. 35,200 331,145
Delek Automotive Systems Ltd.* 6,290 38,874
Douglas AG* 11,840 240,372
Dunelm Group plc 6,302 90,015
Eagers Automotive Ltd.(a) 4,180 30,418
EDION Corp. 7,600 88,062
Fast Retailing Co. Ltd. 2,300 747,717
Fenix Outdoor International AG 369 20,691
Fielmann Group AG 152 7,616
Fox Wizel Ltd. 533 39,111
Frasers Group plc* 4,620 45,201
H & M Hennes & Mauritz AB, Class
B(a) 7,360 108,852
Hornbach Holding AG & Co. KGaA 2,048 178,762
Hour Glass Ltd. (The) 74,800 88,206
IDOM, Inc. 3,400 23,772
Industria de Diseno Textil SA(a) 13,440 763,116
JB Hi-Fi Ltd.(a) 1,722 92,522
JD Sports Fashion plc 50,924 81,183
Joyful Honda Co. Ltd. 2,000 27,113
Kingfisher plc 32,737 123,108
Kohnan Shoji Co. Ltd.(a) 7,900 188,521
Komeri Co. Ltd. 9,600 208,607
K's Holdings Corp. 3,800 36,410
Leon's Furniture Ltd. 5,760 110,865
Lovisa Holdings Ltd.(a) 1,530 29,984
Luk Fook Holdings International Ltd.
(a) 96,672 185,276
Nextage Co. Ltd.(a) 3,800 36,921
Nishimatsuya Chain Co. Ltd. 3,800 56,355
Nitori Holdings Co. Ltd. 1,100 139,012
Nojima Corp. 19,200 271,000
PAL GROUP Holdings Co. Ltd. 12,800 257,134
Pet Valu Holdings Ltd. 1,716 31,354
Pets at Home Group plc 22,870 87,091
Premier Investments Ltd. 1,517 33,535
Sanrio Co. Ltd. 2,600 71,382
Shimamura Co. Ltd. 1,000 51,764

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 124
Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Super Retail Group Ltd. 5,324 $ 50,704
USS Co. Ltd. 3,600 30,322
Watches of Switzerland Group plc*(c) 70,976 371,389
WH Smith plc 7,104 120,559
Yamada Holdings Co. Ltd. 27,200 78,247
Yellow Hat Ltd. 9,800 160,326
Zalando SE*(b) 3,340 100,152
ZOZO, Inc.(a) 2,800 91,376
7,042,818
Technology Hardware, Storage & Peripherals -
0 .4%
Brother Industries Ltd. 4,000 79,068
Canon, Inc. 12,800 420,490
Eizo Corp.(a) 3,000 44,490
Elecom Co. Ltd. 1,600 15,199
FUJIFILM Holdings Corp. 16,000 386,437
Konica Minolta, Inc. 14,200 60,091
Logitech International SA
(Registered) 2,048 167,592
MCJ Co. Ltd. 19,200 181,759
Ricoh Co. Ltd. 11,500 126,268
Riso Kagaku Corp. 1,700 39,507
Seiko Epson Corp. 6,400 118,000
Toshiba TEC Corp. 1,100 25,311
Wacom Co. Ltd. 7,600 35,624
1,699,836
Textiles, Apparel & Luxury Goods -
1 .6%
adidas AG 1,920 457,328
Asics Corp. 9,400 167,481
Brunello Cucinelli SpA 660 65,061
Burberry Group plc 7,326 73,786
Cie Financiere Richemont SA
(Registered) 6,784 983,433
Coats Group plc 88,407 107,750
Crystal International Group Ltd.(b) 203,500 111,770
Delta Galil Ltd. 272 12,143
Descente Ltd.(a) 1,200 34,111
Dr. Martens plc(a) 33,087 23,268
Gildan Activewear, Inc. 2,545 124,406
Goldwin, Inc. 1,000 52,244
Hermes International SCA 448 1,008,734
HUGO BOSS AG 1,232 56,283
Kering SA 800 198,761
LPP SA 24 86,882
LVMH Moet Hennessy Louis Vuitton
SE 3,296 2,182,049
Moncler SpA 2,400 132,727
New Wave Group AB, Class B(a) 3,468 36,625
Pandora A/S 960 144,490
Puma SE 1,558 70,668
Samsonite International SA(b) 24,600 57,779
Stella International Holdings Ltd. 144,000 270,056
Swatch Group AG (The)(a) 544 111,071
Wacoal Holdings Corp. 3,900 122,101
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Yue Yuen Industrial Holdings Ltd. 240,000 $ 505,042
7,196,049
Tobacco -
0 .5%
British American Tobacco plc 34,880 1,208,532
Imperial Brands plc 16,064 482,653
Japan Tobacco, Inc. 12,800 359,736
Scandinavian Tobacco Group A/S(a)
(b) 14,304 214,457
2,265,378
Trading Companies & Distributors -
2 .3%
AddTech AB, Class B 2,432 67,141
Ashtead Group plc 5,408 402,428
Azelis Group NV 1,148 22,721
Beijer Ref AB, Class B(a) 3,876 57,904
Bossard Holding AG (Registered),
Class A(a) 38 9,119
Brenntag SE 1,829 118,821
Bufab AB 968 34,540
Bunzl plc 4,352 190,906
Chori Co. Ltd. 4,100 111,029
Diploma plc 1,863 101,986
DKSH Holding AG 660 47,094
Finning International, Inc. 2,562 74,694
Grafton Group plc 9,568 123,208
Hanwa Co. Ltd. 12,400 415,979
Howden Joinery Group plc 9,212 99,721
IMCD NV 768 121,773
Inaba Denki Sangyo Co. Ltd. 4,100 103,789
Inabata & Co. Ltd.(a) 16,000 342,426
ITOCHU Corp.(a) 24,700 1,240,959
Kanamoto Co. Ltd.(a) 9,600 174,952
Kanematsu Corp.(a) 25,600 394,021
Marubeni Corp. 28,800 439,208
Mitani Corp. 12,800 158,230
Mitsubishi Corp. 73,200 1,362,604
Mitsui & Co. Ltd. 54,400 1,129,249
MonotaRO Co. Ltd.(a) 2,400 36,514
Nagase & Co. Ltd. 2,200 46,073
Nishio Holdings Co. Ltd. 6,700 164,723
OEM International AB, Class B 7,174 83,540
Reece Ltd.(a) 3,403 50,843
Rexel SA 3,624 99,068
Richelieu Hardware Ltd. 3,062 80,595
RS GROUP plc 2,788 24,912
Russel Metals, Inc.(a) 17,632 490,400
Seven Group Holdings Ltd. 3,320 90,724
Sojitz Corp. 3,899 80,808
Sumitomo Corp. 21,400 455,887
Theme International Holdings Ltd.(a) 1,440,000 72,237
Toromont Industries Ltd. 1,038 91,591
Totech Corp. 9,600 166,885
Toyota Tsusho Corp. 12,300 213,418
Travis Perkins plc 61,280 636,580
Trusco Nakayama Corp. 1,800 26,801
Yamazen Corp.(a) 19,200 167,642

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
125 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Yuasa Trading Co. Ltd. 6,400 $ 196,002
10,619,745
Transportation Infrastructure -
0 .4%
Aena SME SA(b) 800 176,309
Aeroports de Paris SA 800 94,495
Atlas Arteria Ltd. 25,772 82,378
Auckland International Airport Ltd. 19,809 86,062
Dalrymple Bay Infrastructure Ltd.(a) 15,200 33,353
Enav SpA(b) 12,657 53,508
Flughafen Zurich AG (Registered) 320 75,272
Fraport AG Frankfurt Airport Services
Worldwide* 890 48,021
Getlink SE 5,376 90,961
Hamburger Hafen und Logistik AG 9,009 157,468
Hutchison Port Holdings Trust 1,478,400 232,109
Kamigumi Co. Ltd. 3,100 65,002
Mitsubishi Logistics Corp. 8,500 57,476
Port of Tauranga Ltd. 5,225 18,502
Qube Holdings Ltd. 35,542 86,602
SATS Ltd. 8,200 24,422
Sumitomo Warehouse Co. Ltd. (The) 4,100 72,108
Transurban Group 34,400 286,382
Westshore Terminals Investment
Corp. 1,647 27,187
1,767,617
Water Utilities -
0 .1%
Pennon Group plc 12,800 89,605
Severn Trent plc 3,008 99,311
United Utilities Group plc 8,160 107,269
296,185
Wireless Telecommunication Services -
0 .7%
1&1 AG 10,944 153,745
Airtel Africa plc(b) 34,804 45,641
Cellcom Israel Ltd.* 4,930 23,313
Freenet AG 2,356 69,828
KDDI Corp. 19,200 602,249
Millicom International Cellular SA,
SDR* 2,277 62,904
Partner Communications Co. Ltd.* 10,619 45,134
Rogers Communications, Inc., Class
B(a) 7,884 286,017
SoftBank Corp. 352,000 445,532
SoftBank Group Corp. 12,800 798,125
StarHub Ltd. 61,500 55,322
Tele2 AB, Class B 8,052 84,019
Vodafone Group plc 328,800 304,444
2,976,273
Total Common Stocks
(Cost $358,791,409) 450,542,139
Investments Shares Value
CLOSED END FUNDS -
0 .0% (d)
Independent Power and Renewable Electricity Producers
-
0 .0% (d)
Renewables Infrastructure Group
Ltd. (The)
(Cost $28,710) 20,740 $ 25,784
Number of
Warrants
WARRANTS - 0 .0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(a)
10,785 —
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡
280 —
Total Warrants
(Cost $–) —
Number
of Rights
RIGHTS - 0 .0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA, expiring 11/28/2024*‡ 294 —
Industrial REITs - 0.0%
ESR-LOGOS REIT, expiring
11/1/2024*‡ 3,808 —
Total Rights
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .2% (f)
REPURCHASE AGREEMENTS - 3 .2%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$1,573,938, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $1,608,392 $ 1,573,725 1,573,725
Citigroup Global Markets, Inc.
4.84%, dated 10/31/2024, due
11/1/2024, repurchase price
$3,000,403, collateralized by
various U.S. Treasury Securities,
2.38%, 1/15/2025; ; total market
value $3,030,706 3,000,000 3,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 126
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
MetLife, Inc.
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$7,000,943, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 5/15/2042 -
5/15/2046; total market value
$7,129,827 $ 7,000,000 $ 7,000,000
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$2,000,276, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$2,166,809 2,000,000 2,000,000
Societe Generale
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$1,000,137, collateralized by
various Common Stocks; total
market value $1,101,926 1,000,000 1,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$125,017, collateralized by
various Common Stocks; total
market value $133,515 125,000 125,000
14,698,725
Total Securities Lending Reinvestments
(Cost $14,698,725) 14,698,725
Total Investments - 101.9%
(Cost $373,518,844) 465,266,648
Liabilities in excess of other assets - (1.9%) (8,568,617)
NET ASSETS - 100.0% $456,698,031
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $55,421,187, collateralized in
the form of cash with a value of $14,698,725 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $30,522,409 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.63%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $14,369,869
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from January 31,
2025 – June 30, 2120; a total value of $59,591,003.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2024, the value of these securities amounted to
approximately $403,623 or 0.09% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Amount less than one dollar.
(f) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $14,698,725.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
CHDI  — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA  — Dutch Certification
OYJ  — Public Limited Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
SDR  — Swedish Depositary Receipt
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 113,338,547
Aggregate gross unrealized depreciation (27,817,244)
Net unrealized appreciation $ 85,521,303
Federal income tax cost $ 379,730,968

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
127 FLEXSHARES ANNUAL REPORT
Futures Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
EURO STOXX 50 Index 31 12/20/2024 EUR $ 1,626,890 $ (32,331)
FTSE 100 Index 16 12/20/2024 GBP 1,671,756 (43,274)
Nikkei 225 Index 12 12/12/2024 JPY 1,537,765 72,686
S&P/TSX 60 Index 5 12/19/2024 CAD 1,038,273 11,475
SPI 200 Index 4 12/19/2024 AUD 535,135 (2,848)
$ 5,708
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 201,387 Citibank NA CHF 170,000 12/18/2024 $ 3,802
USD 819,676 Toronto-Dominion Bank (The) JPY 115,928,298 12/18/2024 54,028
Total unrealized appreciation $ 57,830
CAD 500,000 Morgan Stanley USD 369,077 12/18/2024 $ (9,843)
GBP 323,203 Bank of Montreal USD 422,286 12/18/2024 (6,799)
JPY 115,928,298 Citibank NA USD 826,923 12/18/2024 (61,274)
Total unrealized depreciation $ (77,916)
Net unrealized depreciation $ (20,086)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 6 .2%
Austria 0 .4
Belgium 1 .2
Bermuda 0 .1
Canada 10 .9
Chile 0 .0
†
Colombia 0 .0
†
Denmark 2 .3
Egypt 0 .2
Faeroe Islands 0 .0
†
Finland 0 .8
France 7 .5
Gabon 0 .0
†
Georgia 0 .2
Germany 6 .3

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 128
Greece 0 .0
†
Guernsey 0 .0
†
Hong Kong 2 .3%
India 0 .0
†
Indonesia 0 .1
Ireland 0 .4
Israel 1 .5
Italy 2 .7
Japan 24 .0
Jersey 0 .0
†
Jordan 0 .0
†
Kyrgyzstan 0 .0
†
Liechtenstein 0 .0
†
Luxembourg 0 .2
Macao 0 .1
Monaco 0 .0
†
Mongolia 0 .1
Netherlands 2 .6
New Zealand 0 .4
Norway 1 .1
Peru 0 .1
Poland 0 .6
Portugal 0 .2
Singapore 1 .4
South Africa 0 .1
Spain 2 .1
Sweden 3 .3
Switzerland 5 .8
Taiwan 0 .0
†
United Arab Emirates 0 .0
†
United Kingdom 12 .5
United States 1 .0
Zambia 0 .0
†
Other
1
1 .3
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .7%
Closed End Funds 0 .0
†
Warrants –
Rights –
Securities Lending Reinvestments 3 .2
Others
(1)
( 1 .9 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

129 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
100 .0%
Aerospace & Defense -
0 .4%
AECC Aviation Power Co. Ltd., Class
A 4,700 $ 28,244
Aselsan Elektronik Sanayi ve Ticaret
A/S 26,450 46,937
AviChina Industry & Technology Co.
Ltd., Class H(a) 52,000 28,025
Bharat Dynamics Ltd.(b) 1,410 18,199
Bharat Electronics Ltd. 70,300 238,190
Colt CZ Group SE 150 3,957
Data Patterns India Ltd. 588 16,922
EHang Holdings Ltd., ADR*(a) 1,440 24,523
Embraer SA* 15,000 125,623
Garden Reach Shipbuilders &
Engineers Ltd. 677 12,999
Hanwha Aerospace Co. Ltd. 585 156,000
Hanwha Systems Co. Ltd. 689 9,117
Hindustan Aeronautics Ltd.(b) 3,750 189,390
Korea Aerospace Industries Ltd. 1,200 50,869
Kuang-Chi Technologies Co. Ltd.,
Class A 10,200 60,922
LIG Nex1 Co. Ltd. 250 44,927
Mazagon Dock Shipbuilders Ltd. 528 25,617
United Aircraft Corp. PAO*‡ 25,155,036 —
1,080,461
Air Freight & Logistics -
0 .5%
Abu Dhabi Aviation Co. 146,626 271,456
Agility Public Warehousing Co. KSC 58,250 47,291
Allcargo Logistics Ltd. 10,100 6,788
Aramex PJSC* 32,940 20,537
Blue Dart Express Ltd. 96 9,296
CJ Logistics Corp. 245 15,588
Delhivery Ltd.* 11,250 47,643
Hyundai Glovis Co. Ltd. 1,000 88,478
J&T Global Express Ltd.*(a) 100,000 79,106
JD Logistics, Inc.*(b) 61,400 124,784
Kerry TJ Logistics Co. Ltd. 76,700 95,875
SAL Saudi Logistics Services 422 30,990
SCGJWD Logistics PCL, NVDR 149,300 52,207
SF Holding Co. Ltd., Class A 5,200 32,637
Sinotrans Ltd., Class A 4,700 3,369
Sinotrans Ltd., Class H 47,000 21,038
T3EX Global Holdings Corp. 40,900 109,143
TVS Supply Chain Solutions Ltd.* 6,816 15,260
YTO Express Group Co. Ltd., Class A 4,700 10,832
Yunda Holding Co. Ltd., Class A 5,800 6,790
ZTO Express Cayman, Inc. 8,300 191,849
1,280,957
Automobile Components -
1 .2%
Actron Technology Corp. 2,688 13,549
Apollo Tyres Ltd. 6,912 41,508
Investments Shares Value
Automobile Components
(continued)
Asahi India Glass Ltd. 4,900 $ 43,723
Balkrishna Industries Ltd. 1,815 61,246
Bharat Forge Ltd. 5,350 89,721
Bosch Ltd. 147 61,400
CALB Group Co. Ltd.*(b) 10,000 16,284
Ceat Ltd. 799 26,662
Cheng Shin Rubber Industry Co. Ltd. 50,000 72,331
CIE Automotive India Ltd. 1,715 10,133
Cub Elecparts, Inc. 3,269 9,907
Depo Auto Parts Ind Co. Ltd. 4,200 31,723
DN Automotive Corp. 6,000 83,696
Endurance Technologies Ltd.(b) 350 9,884
Eurocharm Holdings Co. Ltd. 9,159 59,888
Exide Industries Ltd. 8,526 46,181
Fras-Le SA 30,000 113,081
Fuyao Glass Industry Group Co. Ltd.,
Class A 4,800 38,457
Fuyao Glass Industry Group Co. Ltd.,
Class H(b) 14,000 99,313
Hankook & Co. Co Ltd. 907 11,009
Hankook Tire & Technology Co. Ltd. 2,100 53,717
Hanon Systems 2,756 7,928
HL Mando Co. Ltd. 1,045 27,526
Hota Industrial Manufacturing Co.
Ltd. 12,134 21,132
Hu Lane Associate, Inc. 2,607 13,751
Huayu Automotive Systems Co. Ltd.,
Class A 9,400 19,948
Hyundai Mobis Co. Ltd. 1,800 325,435
Hyundai Wia Corp. 583 17,617
Iljin Hysolus Co. Ltd.* 383 5,828
JBM Auto Ltd. 784 15,081
JK Tyre & Industries Ltd. 38,600 182,244
Kenda Rubber Industrial Co. Ltd. 14,500 13,531
Kordsa Teknik Tekstil A/S* 5,328 11,273
Kumho Tire Co., Inc.* 5,635 18,110
Mahle Metal Leve SA 15,000 77,582
Minda Corp. Ltd. 3,724 22,762
Minth Group Ltd.* 12,000 21,918
Motherson Sumi Wiring India Ltd. 30,126 22,500
MRF Ltd. 61 88,885
Myoung Shin Industrial Co. Ltd. 8,700 85,676
Nan Kang Rubber Tire Co. Ltd.* 14,000 20,821
Nexen Tire Corp. 9,850 48,179
Nexteer Automotive Group Ltd. 300,000 109,976
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 15,080
Samvardhana Motherson
International Ltd. 58,300 125,459
Sebang Global Battery Co. Ltd. 1,750 89,783
SL Corp. 550 13,212
SNT Motiv Co. Ltd. 2,350 77,822
Sona Blw Precision Forgings Ltd.(b) 7,500 61,160
Sri Trang Agro-Industry PCL, NVDR 250,000 153,356

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 130
Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Sundram Fasteners Ltd. 1,504 $ 24,059
Sungwoo Hitech Co. Ltd. 14,550 66,424
Tianneng Power International Ltd.(a) 236,000 191,850
Tong Yang Industry Co. Ltd. 9,072 30,297
Tube Investments of India Ltd. 2,450 130,589
TVS Holdings Ltd. 150 22,255
TYC Brother Industrial Co. Ltd. 59,800 111,238
UNO Minda Ltd. 4,931 57,663
Weifu High-Technology Group Co.
Ltd., Class A 4,700 11,718
ZF Commercial Vehicle Control
Systems India Ltd. 96 16,406
3,369,487
Automobiles -
2 .1%
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 5,790
Bajaj Auto Ltd. 1,300 152,072
Brilliance China Automotive Holdings
Ltd. 102,000 32,931
BYD Co. Ltd., Class A 3,100 127,731
BYD Co. Ltd., Class H 20,500 742,012
China Motor Corp. 7,000 15,053
Chongqing Changan Automobile Co.
Ltd., Class A 17,108 31,905
Chongqing Changan Automobile Co.
Ltd., Class B 4,890 2,202
Dongfeng Motor Group Co. Ltd.,
Class H 700,000 216,094
DRB-Hicom Bhd. 280,000 67,139
Eicher Motors Ltd. 3,100 180,451
Ford Otomotiv Sanayi A/S 1,844 52,620
Geely Automobile Holdings Ltd. 169,000 296,941
Great Wall Motor Co. Ltd., Class A 4,700 17,299
Great Wall Motor Co. Ltd., Class H 50,000 79,492
Guangzhou Automobile Group Co.
Ltd., Class A 13,500 15,159
Guangzhou Automobile Group Co.
Ltd., Class H(a) 104,000 36,520
Hero MotoCorp Ltd. 2,600 154,280
Hyundai Motor Co. 4,100 638,768
Hyundai Motor Co. (2nd Preference) 950 110,833
Hyundai Motor Co. (3rd Preference) 104 11,847
Hyundai Motor Co. (Preference) 663 75,620
Kia Corp. 7,000 466,159
Li Auto, Inc., Class A* 23,400 323,261
Lotus Technology, Inc.*(a) 4,661 20,741
Mahindra & Mahindra Ltd. 19,250 624,651
Maruti Suzuki India Ltd. 2,600 342,491
NIO, Inc., Class A* 27,320 146,362
Oriental Holdings Bhd. 8,500 14,325
SAIC Motor Corp. Ltd., Class A 25,000 45,217
Sanyang Motor Co. Ltd. 21,700 47,342
Seres Group Co. Ltd., Class A* 2,200 36,081
Tata Motors Ltd. 41,233 408,989
Investments Shares Value
Automobiles
(continued)
Tofas Turk Otomobil Fabrikasi A/S 3,233 $ 17,725
TVS Motor Co. Ltd. 4,650 137,903
XPeng, Inc., Class A*(a) 24,500 142,284
Yadea Group Holdings Ltd.(a)(b) 12,000 20,807
Yulon Motor Co. Ltd. 18,120 32,406
Zhejiang Leapmotor Technology Co.
Ltd.*(a)(b) 15,200 60,023
5,949,526
Banks -
14 .7%
Absa Group Ltd. 24,350 232,248
Abu Dhabi Commercial Bank PJSC 81,150 197,517
Abu Dhabi Islamic Bank PJSC 42,500 145,794
AFFIN Bank Bhd. 7,157 4,919
Agricultural Bank of China Ltd., Class
H 800,000 393,085
Ajman Bank PJSC* 39,120 18,532
Akbank TAS 10,014 14,777
Akbank TAS, ADR 39,763 118,653
Al Ahli Bank of Kuwait KSCP 13,327 12,210
Al Rajhi Bank 38,680 906,313
Alinma Bank 23,211 173,664
Alliance Bank Malaysia Bhd. 27,600 27,732
Alpha Services and Holdings SA 64,300 96,299
AMMB Holdings Bhd. 55,000 64,056
AU Small Finance Bank Ltd.(b) 7,241 52,740
Axis Bank Ltd. 44,750 617,103
Banco BBVA Peru SA 126,099 47,908
Banco Bradesco SA 46,500 102,338
Banco Bradesco SA (Preference) 150,000 372,360
Banco de Bogota SA 3,242 20,644
Banco de Chile 1,218,300 141,924
Banco de Credito e Inversiones SA 2,900 85,061
Banco del Bajio SA(a)(b) 20,000 44,400
Banco do Brasil SA 50,000 227,424
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 65,000 126,323
Banco Itau Chile SA 768 8,308
Banco Pan SA (Preference)* 105,000 154,178
Banco Santander Brasil SA 10,000 46,988
Banco Santander Chile 1,896,500 94,171
Bancolombia SA 7,750 66,383
Bancolombia SA (Preference) 14,027 112,585
Bandhan Bank Ltd.(b) 11,877 25,737
Bangkok Bank PCL, NVDR 20,000 87,124
Bank Aladin Syariah Tbk. PT* 279,300 16,194
Bank AlBilad 12,186 119,404
Bank Al-Jazira* 10,467 45,818
Bank Central Asia Tbk. PT 1,090,000 711,851
Bank Islam Malaysia Bhd. 44,100 27,292
Bank Jago Tbk. PT* 144,000 26,057
Bank Mandiri Persero Tbk. PT 1,069,580 456,590
Bank Negara Indonesia Persero Tbk.
PT 440,000 147,181
Bank OCBC Nisp Tbk. PT 1,115,000 97,327
Bank of Baroda 32,344 96,532

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
131 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Bank of Beijing Co. Ltd., Class A 71,400 $ 56,693
Bank of Changsha Co. Ltd., Class A 9,400 11,255
Bank of Chengdu Co. Ltd., Class A 10,600 22,941
Bank of China Ltd., Class H 2,300,000 1,091,660
Bank of Chongqing Co. Ltd., Class A 14,700 17,498
Bank of Communications Co. Ltd.,
Class A 104,100 104,017
Bank of Communications Co. Ltd.,
Class H 206,000 156,069
Bank of Hangzhou Co. Ltd., Class A 18,800 36,566
Bank of India 21,338 27,582
Bank of Jiangsu Co. Ltd., Class A 41,780 51,728
Bank of Nanjing Co. Ltd., Class A 31,200 44,943
Bank of Ningbo Co. Ltd., Class A 16,650 59,761
Bank of Qingdao Co. Ltd., Class H(b) 23,500 8,222
Bank of Shanghai Co. Ltd., Class A 45,000 49,012
Bank of the Philippine Islands 62,000 152,786
Bank of Xi'an Co. Ltd., Class A 4,900 2,493
Bank of Zhengzhou Co. Ltd., Class
A* 19,239 5,543
Bank Pan Indonesia Tbk. PT* 1,190,000 144,059
Bank Rakyat Indonesia Persero Tbk.
PT 1,270,000 388,404
Bank Tabungan Negara Persero Tbk.
PT 1,825,024 163,374
Banque Saudi Fransi 17,150 142,471
BDO Unibank, Inc. 61,500 161,714
BNK Financial Group, Inc. 8,550 58,487
BOC Hong Kong Holdings Ltd. 108,500 354,484
Boubyan Bank KSCP 22,843 41,560
Burgan Bank SAK 33,079 19,953
Canara Bank 49,685 60,654
Capitec Bank Holdings Ltd.(a) 2,050 367,651
Chang Hwa Commercial Bank Ltd. 123,624 68,294
China Banking Corp. 44,100 44,358
China Bohai Bank Co. Ltd., Class
H*(a)(b) 875,000 111,423
China CITIC Bank Corp. Ltd., Class A 70,000 64,140
China CITIC Bank Corp. Ltd., Class
H 250,000 155,961
China Construction Bank Corp.,
Class A 28,200 31,427
China Construction Bank Corp.,
Class H 2,846,000 2,207,422
China Everbright Bank Co. Ltd.,
Class A 120,000 58,182
China Everbright Bank Co. Ltd.,
Class H 53,000 17,929
China Merchants Bank Co. Ltd.,
Class A 45,000 236,268
China Merchants Bank Co. Ltd.,
Class H 105,500 515,667
China Minsheng Banking Corp. Ltd.,
Class A 85,000 45,154
Investments Shares Value
Banks
(continued)
China Minsheng Banking Corp. Ltd.,
Class H(a) 175,000 $ 65,053
China Zheshang Bank Co. Ltd.,
Class A 61,100 24,386
China Zheshang Bank Co. Ltd.,
Class H 107,900 29,978
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 14,716
Chongqing Rural Commercial Bank
Co. Ltd., Class H 47,000 25,512
CIMB Group Holdings Bhd. 235,140 429,041
City Union Bank Ltd. 19,584 40,930
CNPC Capital Co. Ltd., Class A 28,800 35,739
Commercial Bank of Dubai PSC 30,350 60,981
Commercial Bank of Kuwait KPSC 38,200 67,943
Commercial Bank PSQC (The) 93,150 108,730
Commercial International Bank -
Egypt (CIB) 60,593 99,028
Commercial International Bank -
Egypt (CIB) (Registered), GDR(b) 400 618
Credicorp Ltd. 1,900 349,847
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 581,600 651,668
DGB Financial Group, Inc. 5,243 31,040
Doha Bank QPSC 776,400 382,336
Dubai Islamic Bank PJSC 86,150 146,593
Dukhan Bank 42,700 43,275
E.Sun Financial Holding Co. Ltd. 312,028 266,840
Emirates NBD Bank PJSC 71,470 369,706
Equitas Small Finance Bank Ltd.(b) 23,177 19,264
Eurobank Ergasias Services and
Holdings SA 68,150 139,836
Faisal Islamic Bank of Egypt 128,400 126,602
Far Eastern International Bank 113,070 46,583
Federal Bank Ltd. 52,400 127,071
First Abu Dhabi Bank PJSC 127,550 456,305
First Financial Holding Co. Ltd. 235,509 199,565
Grupo Aval Acciones y Valores SA
(Preference) 116,179 11,531
Grupo Bolivar SA 15,200 207,075
Grupo Elektra SAB de CV‡ 1,000 46,735
Grupo Financiero Banorte SAB de
CV, Class O 83,600 581,353
Grupo Financiero Inbursa SAB de
CV, Class O* 68,850 154,394
Grupo Security SA 626,150 170,965
Gulf Bank KSCP 48,400 49,552
Haci Omer Sabanci Holding A/S 41,400 100,511
Hana Financial Group, Inc. 8,500 368,949
HDFC Bank Ltd. 112,151 2,315,010
Hong Leong Bank Bhd. 20,000 93,629
Hong Leong Financial Group Bhd. 4,900 20,880
Hua Nan Financial Holdings Co. Ltd. 205,484 163,220
Huaxia Bank Co. Ltd., Class A 47,000 46,698
ICICI Bank Ltd. 103,193 1,585,885
IDFC First Bank Ltd.* 129,275 101,361

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 132
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Indian Bank 7,733 $ 54,494
IndusInd Bank Ltd. 11,400 143,113
Industrial & Commercial Bank of
China Ltd., Class H 2,100,000 1,258,747
Industrial Bank Co. Ltd., Class A 55,000 141,294
Industrial Bank of Korea 7,600 77,652
Intercorp Financial Services, Inc.(b) 1,040 28,184
Itau Unibanco Holding SA
(Preference) 140,000 846,953
Itausa SA 31,693 57,925
Itausa SA (Preference) 162,265 297,410
Jammu & Kashmir Bank Ltd. (The) 147,750 176,468
JB Financial Group Co. Ltd. 3,370 43,737
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 7,370 7,209
KakaoBank Corp. 6,950 109,034
Karnataka Bank Ltd. (The) 60,850 157,056
Karur Vysya Bank Ltd. (The) 195,250 524,730
Kasikornbank PCL, NVDR 34,600 150,212
KB Financial Group, Inc. 10,800 706,696
Kiatnakin Phatra Bank PCL, NVDR 9,800 15,828
King's Town Bank Co. Ltd. 29,450 45,453
Komercni Banka A/S 2,200 75,867
Kotak Mahindra Bank Ltd. 21,450 441,595
Krung Thai Bank PCL, NVDR 114,600 69,619
Kuwait Finance House KSCP 238,750 561,261
Kuwait International Bank KSCP 39,646 24,690
Kuwait Projects Co. Holding KSCP* 56,513 18,481
Malayan Banking Bhd. 185,000 443,594
Masraf Al Rayan QSC 134,250 87,460
MBSB Bhd. 14,100 2,383
Mega Financial Holding Co. Ltd. 233,964 286,978
Metropolitan Bank & Trust Co. 45,000 58,854
Moneta Money Bank A/S(b) 10,000 49,754
National Bank of Greece SA 21,950 171,100
National Bank of Kuwait SAKP 164,550 456,040
Nedbank Group Ltd. 13,050 219,244
O-Bank Co. Ltd. 47,000 14,420
Optima bank SA(a) 19,850 275,842
OTP Bank Nyrt. 6,619 328,761
Ping An Bank Co. Ltd., Class A 48,000 76,766
Piraeus Financial Holdings SA 16,306 60,862
Postal Savings Bank of China Co.
Ltd., Class A 70,000 51,253
Postal Savings Bank of China Co.
Ltd., Class H(b) 250,000 143,741
Public Bank Bhd. 420,000 423,932
Punjab National Bank 43,700 50,879
Qatar International Islamic Bank QSC 25,000 72,027
Qatar Islamic Bank QPSC 50,100 282,079
Qatar National Bank QPSC 128,100 610,419
Qingdao Rural Commercial Bank
Corp., Class A 18,800 7,715
RBL Bank Ltd.(b) 147,100 296,960
Investments Shares Value
Banks
(continued)
Regional SAB de CV(a) 5,100 $ 32,345
RHB Bank Bhd. 107,151 156,848
Riyad Bank 43,031 295,031
Saudi Awwal Bank 28,455 256,085
Saudi Investment Bank (The) 17,937 62,947
Saudi National Bank (The) 84,271 743,825
Sberbank of Russia PJSC‡ 369,050 —
Sberbank of Russia PJSC
(Preference)‡ 39,708 —
SCB X PCL, NVDR 24,600 82,741
Security Bank Corp. 98,000 155,238
Shanghai Commercial & Savings
Bank Ltd. (The) 146,500 183,125
Shanghai Pudong Development
Bank Co. Ltd., Class A 75,000 103,715
Shanghai Rural Commercial Bank
Co. Ltd., Class A 38,400 41,823
Sharjah Islamic Bank 424,900 266,069
Shinhan Financial Group Co. Ltd. 14,046 522,145
SinoPac Financial Holdings Co. Ltd. 358,750 257,530
South Indian Bank Ltd. (The) 422,800 123,190
Standard Bank Group Ltd. 37,986 518,999
State Bank of India 51,450 501,857
Taichung Commercial Bank Co. Ltd. 57,181 31,678
Taishin Financial Holding Co. Ltd. 348,990 186,259
Taiwan Business Bank 231,536 112,010
Taiwan Cooperative Financial
Holding Co. Ltd. 238,188 187,339
Tamilnad Mercantile Bank Ltd. 25,350 135,725
Thanachart Capital PCL, NVDR 19,300 30,027
Tisco Financial Group PCL, NVDR 9,300 26,595
TMBThanachart Bank PCL, NVDR 1,315,100 69,370
Turkiye Garanti Bankasi A/S 13,849 43,174
Turkiye Is Bankasi A/S, Class B 1 15,515
Turkiye Is Bankasi A/S, Class C 252,250 86,510
Turkiye Vakiflar Bankasi TAO, Class
D* 32,550 19,517
Ujjivan Small Finance Bank Ltd.(b) 17,904 8,110
Union Bank of India Ltd. 45,500 63,402
Union Bank of Taiwan 56,175 26,650
Union Bank of the Philippines 27,432 17,962
VTB Bank PJSC*‡ 27,302 —
Warba Bank KSCP* 14,564 9,070
Woori Financial Group, Inc. 17,800 199,025
Yapi ve Kredi Bankasi A/S 81,063 57,871
Yes Bank Ltd.* 409,800 99,421
40,551,997
Beverages -
1 .0%
Ambev SA 87,700 191,497
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 5,350 29,909
Anhui Gujing Distillery Co. Ltd., Class
A 600 15,887
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 16,823
Arca Continental SAB de CV 10,000 85,501

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
133 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Becle SAB de CV(a) 4,700 $ 6,169
Beijing Shunxin Agriculture Co. Ltd.,
Class A* 6,800 17,087
Beijing Yanjing Brewery Co. Ltd.,
Class A 15,600 22,252
Carabao Group PCL, NVDR 4,600 10,871
Carlsberg Brewery Malaysia Bhd. 4,900 21,708
China Foods Ltd. 200,000 64,314
China Resources Beer Holdings Co.
Ltd.(a) 26,607 98,736
Chongqing Brewery Co. Ltd., Class A 2,400 19,576
Cia Cervecerias Unidas SA 2,156 11,932
Coca-Cola Femsa SAB de CV 10,000 83,110
Coca-Cola Icecek A/S 20,196 29,979
Eastroc Beverage Group Co. Ltd.,
Class A 780 23,258
Embotelladora Andina SA
(Preference), Class B 12,864 38,401
Emperador, Inc. 67,600 21,684
Fomento Economico Mexicano SAB
de CV 42,600 412,967
Fraser & Neave Holdings Bhd. 4,900 34,576
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 17,800 22,339
Hebei Hengshui Laobaigan Liquor
Co. Ltd., Class A 2,300 6,626
Heineken Malaysia Bhd. 5,100 26,438
Hite Jinro Co. Ltd. 432 6,636
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 3,500 39,542
JiuGui Liquor Co. Ltd., Class A 500 3,554
Kweichow Moutai Co. Ltd., Class A 1,800 386,475
Lotte Chilsung Beverage Co. Ltd. 47 4,155
Luzhou Laojiao Co. Ltd., Class A 2,900 55,227
Nongfu Spring Co. Ltd., Class H(a)(b) 38,600 143,489
Osotspa PCL, NVDR 31,700 19,446
Radico Khaitan Ltd. 1,344 38,025
Shanghai Bairun Investment Holding
Group Co. Ltd., Class A* 5,200 15,420
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 2,060 58,161
Tsingtao Brewery Co. Ltd., Class
H(a) 10,000 64,507
United Breweries Ltd. 1,379 31,513
United Spirits Ltd. 5,700 98,231
Varun Beverages Ltd. 25,125 178,608
Vina Concha y Toro SA 158,950 183,248
Wuliangye Yibin Co. Ltd., Class A 5,700 117,618
Yantai Changyu Pioneer Wine Co.
Ltd., Class A 5,800 18,772
ZJLD Group, Inc.(b) 25,800 24,358
2,798,625
Biotechnology -
0 .6%
3SBio, Inc.(b) 52,000 38,995
Investments Shares Value
Biotechnology
(continued)
ABLBio, Inc.* 1,585 $ 43,071
Akeso, Inc.*(a)(b) 10,000 80,778
Alteogen, Inc.* 800 218,261
BeiGene Ltd.* 14,100 220,902
Biocon Ltd. 6,644 24,976
Bioneer Corp.* 392 6,775
Bloomage Biotechnology Corp. Ltd.,
Class A 2,647 22,275
CanSino Biologics, Inc., Class H*(b) 800 2,912
Celltrion, Inc. 2,900 383,514
Ever Supreme Bio Technology Co.
Ltd. 2,728 15,624
Everest Medicines Ltd.*(b) 10,500 42,543
Green Cross Corp. 163 19,182
Green Cross Holdings Corp. 10,000 118,696
Hugel, Inc.* 204 40,357
Innovent Biologics, Inc.*(b) 25,000 108,690
Keymed Biosciences, Inc.*(b) 4,000 21,378
Medigen Vaccine Biologics Corp.* 11,148 14,439
Medytox, Inc. 48 5,986
Naturecell Co. Ltd.* 1,833 29,022
PharmaEngine, Inc. 6,816 21,699
PharmaEssentia Corp.* 5,800 114,226
PharmaResearch Co. Ltd. 96 15,687
Remegen Co. Ltd., Class A* 245 1,078
Seegene, Inc. 637 11,032
Shanghai Junshi Biosciences Co.
Ltd., Class A* 1,113 4,680
Shanghai Junshi Biosciences Co.
Ltd., Class H*(b) 10,000 16,773
Shanghai RAAS Blood Products Co.
Ltd., Class A 9,400 9,723
SK Bioscience Co. Ltd.* 468 18,347
TaiMed Biologics, Inc.* 5,600 14,227
Voronoi, Inc.* 384 30,776
Zai Lab Ltd.* 9,800 30,127
1,746,751
Broadline Retail -
3 .8%
Alibaba Group Holding Ltd. 467,200 5,681,951
Central Retail Corp. PCL, NVDR 54,475 51,658
Easyhome New Retail Group Co.
Ltd., Class A 14,400 5,707
El Puerto de Liverpool SAB de CV,
Class C1 5,200 27,407
Falabella SA* 21,962 78,831
Far Eastern Department Stores Ltd. 21,120 16,908
Global Digital Niaga Tbk. PT* 387,100 11,099
GoTo Gojek Tokopedia Tbk. PT,
Class A* 14,670,000 63,559
Hyundai Department Store Co. Ltd. 4,400 150,174
Hyundai Home Shopping Network
Corp. 2,079 71,861
JD.com, Inc., Class A 72,500 1,450,112
Lotte Shopping Co. Ltd. 245 11,717
Magazine Luiza SA* 5,815 9,503
MINISO Group Holding Ltd., ADR(a) 2,650 52,788

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 134
Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail
(continued)
Mitra Adiperkasa Tbk. PT 171,500 $ 17,265
momo.com, Inc. 1,801 21,107
Naspers Ltd., Class N 3,500 820,396
PDD Holdings, Inc., ADR* 13,150 1,585,758
Poya International Co. Ltd. 1,018 15,918
RattanIndia Enterprises Ltd.* 116,550 102,847
Shinsegae, Inc. 306 34,103
Shoppers Stop Ltd.* 1,421 11,369
Vipshop Holdings Ltd., ADR(a) 10,150 146,566
Woolworths Holdings Ltd. 17,994 66,256
Zhejiang China Commodities City
Group Co. Ltd., Class A 22,400 33,558
10,538,418
Building Products -
0 .3%
Astral Ltd. 2,355 49,582
Beijing New Building Materials plc,
Class A 5,200 22,749
Blue Star Ltd. 2,592 57,676
Cera Sanitaryware Ltd. 312 26,656
China Lesso Group Holdings Ltd. 300,000 149,722
Electrosteel Castings Ltd. 7,950 15,577
Kajaria Ceramics Ltd. 1,150 16,421
KCC Glass Corp. 3,250 92,319
Kyung Dong Navien Co. Ltd. 2,050 128,793
Prince Pipes & Fittings Ltd. 1,960 11,028
Taiwan Glass Industry Corp.* 60,504 36,729
Xinyi Glass Holdings Ltd.(a) 50,213 56,966
Xxentria Technology Materials Corp. 58,860 108,939
Zhuzhou Kibing Group Co. Ltd.,
Class A 5,300 5,259
778,416
Capital Markets -
2 .1%
360 ONE WAM Ltd. 5,902 76,542
Anand Rathi Wealth Ltd. 768 37,684
Angel One Ltd. 867 31,465
B3 SA - Brasil Bolsa Balcao 110,000 201,805
Banco BTG Pactual SA 25,000 140,445
Bengal & Assam Co. Ltd. 1,450 172,425
Bolsa Mexicana de Valores SAB de
CV 189,550 309,547
Boursa Kuwait Securities Co. KPSC 1,296 9,001
Bursa Malaysia Bhd. 20,000 41,242
Caitong Securities Co. Ltd., Class A 12,220 14,202
Capital Securities Corp. 49,000 34,104
Changjiang Securities Co. Ltd., Class
A 14,100 14,010
China Bills Finance Corp. 21,312 9,878
China Cinda Asset Management Co.
Ltd., Class H(a) 3,050,000 592,393
China CITIC Financial Asset
Management Co. Ltd., Class H*(a)
(b) 423,000 36,454
China Everbright Ltd. 200,000 130,685
Investments Shares Value
Capital Markets
(continued)
China Galaxy Securities Co. Ltd.,
Class A 5,200 $ 10,640
China Galaxy Securities Co. Ltd.,
Class H 97,500 87,286
China International Capital Corp.
Ltd., Class A 5,000 24,889
China International Capital Corp.
Ltd., Class H(a)(b) 19,600 35,598
China Merchants Securities Co. Ltd.,
Class A 21,220 57,377
China Merchants Securities Co. Ltd.,
Class H(a)(b) 16,600 28,313
CITIC Securities Co. Ltd., Class A 30,000 118,556
CITIC Securities Co. Ltd., Class H(a) 50,000 138,596
Coronation Fund Managers Ltd. 8,000 18,118
CRISIL Ltd. 624 40,628
CSC Financial Co. Ltd., Class A 10,900 39,000
CSC Financial Co. Ltd., Class H(a)(b) 275,000 329,672
Daishin Securities Co. Ltd. 8,400 104,696
Daishin Securities Co. Ltd.
(Preference) 8,350 94,694
Daou Technology, Inc. 7,500 99,837
Dubai Financial Market PJSC 33,628 11,627
EFG Holding S.A.E.* 378,780 171,322
Egypt Kuwait Holding Co. SAE 27,716 22,173
Everbright Securities Co. Ltd., Class
A 4,700 11,447
Founder Securities Co. Ltd., Class A 12,200 14,882
GF Securities Co. Ltd., Class A 14,100 32,121
GF Securities Co. Ltd., Class H 28,800 41,194
Guangzhou Yuexiu Capital Holdings
Group Co. Ltd., Class A 32,764 35,823
Guosen Securities Co. Ltd., Class A 24,000 38,990
Guotai Junan Securities Co. Ltd.,
Class A 20,800 55,306
Guotai Junan Securities Co. Ltd.,
Class H(a)(b) 21,200 31,141
Haitong Securities Co. Ltd., Class A 18,800 31,150
Haitong Securities Co. Ltd., Class
H(a) 83,200 69,455
Hanwha Investment & Securities Co.
Ltd.* 3,300 8,537
HDFC Asset Management Co. Ltd.(b) 2,050 104,819
Huatai Securities Co. Ltd., Class A 14,400 35,678
Huatai Securities Co. Ltd., Class H(b) 50,000 85,023
IBF Financial Holdings Co. Ltd. 57,767 26,594
ICICI Securities Ltd.(b) 1,880 19,398
Indian Energy Exchange Ltd.(b) 16,732 35,372
Industrial Securities Co. Ltd., Class A 34,450 31,663
Investec Ltd. 7,900 61,439
Is Yatirim Menkul Degerler A/S 14,639 13,721
JM Financial Ltd. 149,000 248,592
Kfin Technologies Ltd. 1,718 20,433
KIWOOM Securities Co. Ltd. 392 38,234
Korea Investment Holdings Co. Ltd. 1,100 61,456
Minmetals Capital Co. Ltd., Class A 14,400 15,137

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
135 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Mirae Asset Securities Co. Ltd. 7,474 $ 49,068
Mirae Asset Securities Co. Ltd.
(Preference) 5,733 16,763
Moscow Exchange MICEX-RTS
PJSC‡ 29,911 —
Motilal Oswal Financial Services Ltd. 5,904 65,811
Multi Commodity Exchange of India
Ltd. 912 70,671
NH Investment & Securities Co. Ltd. 4,300 41,660
Ninety One Ltd. 78,950 168,885
Nippon Life India Asset Management
Ltd.(b) 2,736 23,043
Norte Grande SA 2,626,526 18,304
Orient Securities Co. Ltd., Class A 12,032 17,822
Orient Securities Co. Ltd., Class H(b) 20,400 13,645
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 —
President Securities Corp. 34,450 27,687
PSG Financial Services Ltd. 36,144 38,209
Reinet Investments SCA 3,700 102,397
Samsung Securities Co. Ltd. 2,050 68,185
Saratoga Investama Sedaya Tbk. PT 500,000 73,590
Saudi Tadawul Group Holding Co. 1,034 65,745
SDIC Capital Co. Ltd., Class A 19,200 21,397
Shenwan Hongyuan Group Co. Ltd.,
Class A 47,900 35,880
Shenwan Hongyuan Group Co. Ltd.,
Class H(b) 78,400 25,110
Shinyoung Securities Co. Ltd. 1,200 71,304
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 13,590
Tata Investment Corp. Ltd. 240 19,657
UTI Asset Management Co. Ltd. 3,250 51,541
Western Securities Co. Ltd., Class A 10,000 11,524
Woori Technology Investment Co.
Ltd.* 18,000 119,739
Yuanta Futures Co. Ltd. 27,800 76,181
Yuanta Securities Korea Co. Ltd. 24,400 50,657
Zheshang Securities Co. Ltd., Class
A 4,700 8,547
5,819,121
Chemicals -
2 .8%
Aarti Industries Ltd. 2,880 17,499
Abou Kir Fertilizers & Chemical
Industries 9,849 11,469
Advanced Nano Products Co. Ltd. 147 9,267
Advanced Petrochemical Co.* 2,025 19,599
AECI Ltd. 34,400 188,577
Akzo Nobel India Ltd. 539 28,219
Alkyl Amines Chemicals 220 5,471
Allied Supreme Corp. 2,352 24,555
Alpek SAB de CV, Class A(a) 123,950 80,361
Anupam Rasayan India Ltd. 980 8,548
Archean Chemical Industries Ltd. 2,352 18,068
Investments Shares Value
Chemicals
(continued)
Asia Polymer Corp. 17,150 $ 8,805
Asian Paints Ltd. 14,550 507,975
Atul Ltd. 408 38,050
Avia Avian Tbk. PT 277,300 8,445
Balaji Amines Ltd. 1,150 29,121
Barito Pacific Tbk. PT 516,699 32,757
Bayer CropScience Ltd. 141 11,111
Berger Paints India Ltd. 6,526 41,661
Boubyan Petrochemicals Co. KSCP 7,344 16,043
Braskem SA (Preference), Class A* 4,900 14,864
Carborundum Universal Ltd. 2,499 40,982
Castrol India Ltd. 9,900 24,762
Chambal Fertilisers and Chemicals
Ltd. 6,650 38,246
Chemplast Sanmar Ltd.* 2,585 14,726
Chengxin Lithium Group Co. Ltd.,
Class A 4,900 10,040
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 7,933
China Lumena New Materials
Corp.*‡ 22,200 —
China Petrochemical Development
Corp.* 51,168 12,792
China Risun Group Ltd.(a)(b) 49,000 20,673
Chunbo Co. Ltd.* 47 1,897
Clean Science & Technology Ltd. 1,708 31,009
CNNC Hua Yuan Titanium Dioxide
Co. Ltd., Class A 7,975 4,831
Coromandel International Ltd. 1,898 37,665
Cosmochemical Co. Ltd.* 583 9,062
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 21,750 323,704
Deepak Nitrite Ltd. 1,105 34,644
DL Holdings Co. Ltd. 3,550 105,342
Dongjin Semichem Co. Ltd. 725 14,211
Dongyue Group Ltd. 48,000 39,144
Eastern Polymer Group PCL, NVDR 63,600 8,858
EID Parry India Ltd. 3,871 37,130
Enchem Co. Ltd.* 150 19,000
Eternal Materials Co. Ltd. 24,850 24,276
Fertiglobe plc 27,552 20,328
Fine Organic Industries Ltd. 343 19,842
Finolex Industries Ltd. 9,600 34,633
Foosung Co. Ltd.* 2,009 9,128
Formosa Chemicals & Fibre Corp. 93,850 113,358
Formosa Plastics Corp. 98,850 145,930
Fufeng Group Ltd.(a) 50,000 28,234
Ganfeng Lithium Group Co. Ltd.,
Class A 5,180 24,737
Ganfeng Lithium Group Co. Ltd.,
Class H(b) 9,680 26,645
Grand Pacific Petrochemical* 317,500 119,905
Guangzhou Tinci Materials
Technology Co. Ltd., Class A 5,000 13,295
Gubre Fabrikalari TAS* 833 4,905
Gujarat Fluorochemicals Ltd. 715 36,633

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 136
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd. 28,400 $ 211,143
Han Kuk Carbon Co. Ltd. 1,470 11,611
Hangzhou Oxygen Plant Group Co.
Ltd., Class A 5,200 18,387
Hansol Chemical Co. Ltd. 141 12,925
Hanwha Solutions Corp. 2,850 44,299
Hektas Ticaret TAS* 142,183 14,720
Hengli Petrochemical Co. Ltd., Class
A 14,100 27,226
Hengyi Petrochemical Co. Ltd., Class
A 14,100 12,642
Himadri Speciality Chemical Ltd. 8,256 56,265
HS Hyosung Advanced Materials
Corp. 100 19,275
Huabao International Holdings Ltd. 17,000 5,139
Huafon Chemical Co. Ltd., Class A 14,400 16,412
Hyosung TNC Corp. 98 21,908
Indorama Ventures PCL, NVDR 43,200 33,285
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A 23,500 14,036
Inner Mongolia Yuan Xing Energy
Co. Ltd., Class A 14,100 13,356
International CSRC Investment
Holdings Co.* 48,000 22,472
Jiangsu Eastern Shenghong Co. Ltd.,
Class A 11,000 12,228
Jinan Acetate Chemical Co. Ltd. 1,609 42,736
Jubilant Ingrevia Ltd. 2,701 23,023
Kansai Nerolac Paints Ltd. 3,294 11,169
KCC Corp. 153 29,103
Kimteks Poliuretan Sanayi ve Ticaret
A/S 5,900 2,953
Kolon Industries, Inc. 6,000 141,304
Korea Petrochemical Ind Co. Ltd. 144 11,228
KuibyshevAzot PJSC‡ 9,900 —
Kum Yang Co. Ltd.* 586 17,622
Kumho Petrochemical Co. Ltd. 450 46,500
Lake Materials Co. Ltd.* 1,715 18,455
Laxmi Organic Industries Ltd.(b) 2,107 6,839
LB Group Co. Ltd., Class A 4,700 12,444
Levima Advanced Materials Corp.,
Class A 4,800 11,049
LG Chem Ltd. 1,350 306,685
LG Chem Ltd. (Preference) 200 30,435
Linde India Ltd. 282 25,671
Lotte Chemical Corp. 595 41,133
Lotte Chemical Titan Holding
Bhd.*(b) 250,000 53,665
LOTTE Fine Chemical Co. Ltd. 4,650 155,842
Luxi Chemical Group Co. Ltd., Class
A 6,500 10,679
Meihua Holdings Group Co. Ltd.,
Class A 15,600 20,718
Investments Shares Value
Chemicals
(continued)
Mesaieed Petrochemical Holding Co. 118,050 $ 51,292
Misr Fertilizers Production Co. SAE 9,954 8,640
Miwon Commercial Co. Ltd. 50 7,301
Nan Pao Resins Chemical Co. Ltd. 2,000 17,728
Nan Ya Plastics Corp. 100,000 130,150
Nantex Industry Co. Ltd. 9,120 9,963
National Industrialization Co.* 11,700 33,271
Navin Fluorine International Ltd. 645 25,542
Ningxia Baofeng Energy Group Co.
Ltd., Class A 10,600 23,701
Nizhnekamskneftekhim PJSC‡ 28,600 —
Nizhnekamskneftekhim PJSC
(Preference)‡ 26,400 —
OCI Holdings Co. Ltd. 414 20,640
Orbia Advance Corp. SAB de CV(a) 23,344 21,391
Organichesky Sintez PJSC‡ 11,550 —
Oriental Union Chemical Corp. 38,000 20,933
PCBL Ltd. 7,440 36,361
Petkim Petrokimya Holding A/S* 38,400 20,784
Petronas Chemicals Group Bhd. 55,000 68,075
PhosAgro PJSC‡ 1,540 —
PI Advanced Materials Co. Ltd.* 520 7,781
PI Industries Ltd. 1,264 67,472
Pidilite Industries Ltd. 5,100 190,802
PTT Global Chemical PCL, NVDR 49,600 38,216
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 20,000 50,424
Rashtriya Chemicals & Fertilizers Ltd. 45,400 87,138
Rongsheng Petrochemical Co. Ltd.,
Class A 24,000 31,806
SABIC Agri-Nutrients Co. 4,571 138,504
Sahara International Petrochemical
Co. 5,355 37,499
Sasa Polyester Sanayi A/S* 306,400 34,402
Sasol Ltd. 16,150 89,684
Satellite Chemical Co. Ltd., Class A 4,662 12,389
Saudi Aramco Base Oil Co. 784 24,465
Saudi Basic Industries Corp. 17,818 344,907
Saudi Industrial Investment Group 6,346 30,144
Saudi Kayan Petrochemical Co.* 11,808 24,461
Scientex Bhd. 34,300 34,934
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 6,110 19,681
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 5,980
Shanghai Putailai New Energy
Technology Co. Ltd., Class A 4,060 9,591
Shinkong Synthetic Fibers Corp. 41,300 19,722
Sichuan Hebang Biotechnology Co.
Ltd., Class A 37,600 10,991
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 5,368
Sinoma Science & Technology Co.
Ltd., Class A 4,700 8,567
Sinon Corp. 120,900 157,728

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
137 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Sinopec Shanghai Petrochemical Co.
Ltd., Class H*(a) 98,000 $ 15,127
SK Chemicals Co. Ltd. 250 9,058
SKC Co. Ltd.* 294 32,319
Sociedad Quimica y Minera de Chile
SA (Preference), Class B 4,150 159,714
Solar Applied Materials Technology
Corp. 24,096 47,455
Solar Industries India Ltd. 405 49,273
Soulbrain Co. Ltd. 47 6,948
Soulbrain Holdings Co. Ltd. 1,950 69,451
SRF Ltd. 2,150 57,355
Sumitomo Chemical India Ltd. 2,585 17,625
Supreme Industries Ltd. 1,228 62,721
Taiwan Fertilizer Co. Ltd. 16,360 29,156
Tata Chemicals Ltd. 2,679 36,604
Tianqi Lithium Corp., Class A 5,500 27,787
TKG Huchems Co. Ltd. 5,450 78,472
Tongkun Group Co. Ltd., Class A 9,400 15,562
TSRC Corp. 26,350 20,067
Unid Co. Ltd. 1,250 63,587
Unipar Carbocloro SA (Preference),
Class B 20,000 154,438
UPC Technology Corp. 299,350 103,707
UPL Ltd. 10,800 71,111
USI Corp. 245,950 107,469
Vinati Organics Ltd. 539 12,650
Wanhua Chemical Group Co. Ltd.,
Class A 8,100 85,660
Xinfengming Group Co. Ltd., Class A 10,400 16,443
Yanbu National Petrochemical Co. 5,012 53,113
Yunnan Yuntianhua Co. Ltd., Class A 4,700 15,205
Zangge Mining Co. Ltd., Class A 4,700 18,977
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 13,572
Zhejiang NHU Co. Ltd., Class A 4,800 15,272
7,609,873
Commercial Services & Supplies -
0 .2%
Catrion Catering Holding Co. 624 19,772
China Everbright Environment Group
Ltd. 98,000 47,523
Cleanaway Co. Ltd. 1,000 5,712
Dynagreen Environmental Protection
Group Co. Ltd., Class H(b) 168,000 69,150
Ecopro HN Co. Ltd. 561 19,045
Frontken Corp. Bhd. 14,400 12,660
GPS Participacoes e
Empreendimentos SA(c) 4,800 14,146
Indian Railway Catering & Tourism
Corp. Ltd. 5,150 50,302
ION Exchange India Ltd. 3,312 27,650
KEPCO Plant Service & Engineering
Co. Ltd. 641 20,832
L&K Engineering Co. Ltd. 2,508 17,769
Investments Shares Value
Commercial Services & Supplies
(continued)
Parkin Co. PJSC 14,922 $ 17,307
PNB Holdings Corp.*‡ 46,815 35,392
S-1 Corp. 347 16,244
Sungeel Hitech Co. Ltd.* 98 3,899
Sunny Friend Environmental
Technology Co. Ltd. 622 1,860
Taiwan Secom Co. Ltd. 3,165 13,533
Taiwan Shin Kong Security Co. Ltd. 5,520 7,115
Tuhu Car, Inc., Class A*(a)(b) 10,000 26,240
426,151
Communications Equipment -
0 .4%
Accton Technology Corp. 11,029 190,013
Advanced Ceramic X Corp. 2,000 10,050
Arcadyan Technology Corp. 2,832 13,965
BYD Electronic International Co. Ltd. 25,000 107,725
Gemtek Technology Corp. 129,100 143,243
Glarun Technology Co. Ltd., Class A 10,400 26,425
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 11,433
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 4,900 16,201
Intellian Technologies, Inc. 254 9,516
Lanner Electronics, Inc. 31,350 87,573
LuxNet Corp. 3,840 16,719
Seojin System Co. Ltd.* 10,254 212,882
Sercomm Corp. 6,960 24,004
Tejas Networks Ltd.*(b) 2,202 35,140
Tianjin 712 Communication &
Broadcasting Co. Ltd., Class A 5,000 12,220
Wistron NeWeb Corp. 5,357 20,398
ZTE Corp., Class A 7,700 32,767
ZTE Corp., Class H 20,000 50,010
Zyxel Group Corp. 91,700 119,920
1,140,204
Construction & Engineering -
1 .5%
Acter Group Corp. Ltd. 38,150 423,889
BES Engineering Corp. 50,496 17,100
Central New Energy Holding Group
Ltd.* 15,000 15,570
CH Karnchang PCL, NVDR 4,900 2,788
China Communications Services
Corp. Ltd., Class H 800,000 430,130
China Conch Venture Holdings Ltd.
(a) 500,000 464,344
China Energy Engineering Corp. Ltd.,
Class A 80,000 26,308
China Energy Engineering Corp. Ltd.,
Class H(a) 198,000 26,742
China Railway Group Ltd., Class A 44,300 39,907
China Railway Group Ltd., Class H(a) 121,000 60,388
China Railway Hi-tech Industry Co.
Ltd., Class A 19,200 21,937
Continental Holdings Corp. 11,800 10,367
CTCI Corp. 22,200 30,556

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 138
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Daewoo Engineering & Construction
Co. Ltd.* 3,901 $ 9,993
DL E&C Co. Ltd. 799 17,891
Engineers India Ltd. 9,696 22,455
Enka Insaat ve Sanayi A/S 17,350 23,821
Estithmar Holding QPSC* 30,456 14,345
G R Infraprojects Ltd.* 1,392 26,807
Gamuda Bhd. 76,050 148,314
GEK Terna SA 1,470 27,609
GS Engineering & Construction
Corp.* 2,450 31,548
Guangdong Construction
Engineering Group Co. Ltd., Class
A 4,900 2,603
HDC Hyundai Development Co-
Engineering & Construction, Class
E 12,350 177,375
Hyundai Engineering & Construction
Co. Ltd. 2,326 47,026
IJM Corp. Bhd. 37,600 26,017
IRB Infrastructure Developers Ltd. 48,040 29,623
IRCON International Ltd.(b) 9,792 25,345
IS Dongseo Co. Ltd. 4,500 65,870
Jeio Co. Ltd.* 931 13,445
Kalpataru Projects International Ltd. 2,050 31,063
KEC International Ltd. 2,064 24,176
KEPCO Engineering & Construction
Co., Inc. 141 7,030
KNR Constructions Ltd. 6,325 22,340
Kontrolmatik Enerji ve Muhendislik
A/S 2,392 3,002
Larsen & Toubro Ltd. 12,950 557,865
Larsen & Toubro Ltd., GDR(b) 296 12,698
Metallurgical Corp. of China Ltd.,
Class A 42,300 19,855
Metallurgical Corp. of China Ltd.,
Class H 106,000 22,770
NBCC India Ltd. 21,225 24,533
NCC Ltd. 12,500 44,419
NMDC Group PJSC 6,200 45,576
PNC Infratech Ltd.(b) 2,700 10,216
Power Construction Corp. of China
Ltd., Class A 66,700 51,555
Praj Industries Ltd. 2,950 25,937
PSG Corp. PCL, NVDR* 1,112,800 17,478
Rail Vikas Nigam Ltd.(b) 11,294 63,370
Ruentex Engineering & Construction
Co. 2,590 10,792
Run Long Construction Co. Ltd. 14,890 22,399
Samsung E&A Co. Ltd.* 4,150 53,709
Shaanxi Construction Engineering
Group Corp. Ltd., Class A 4,900 3,126
Shanghai Construction Group Co.
Ltd., Class A 23,500 8,289
Investments Shares Value
Construction & Engineering
(continued)
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 $ 13,574
Sichuan Road and Bridge Group Co.
Ltd., Class A 20,440 21,975
Sinoma International Engineering
Co., Class A 15,600 22,647
Sinopec Engineering Group Co. Ltd.,
Class H 475,000 330,540
Sterling and Wilson Renewable*(b) 2,650 18,427
Techno Electric & Engineering Co.
Ltd. 1,150 21,396
Tekfen Holding A/S* 62,700 137,412
United Integrated Services Co. Ltd. 3,550 37,450
Voltas Ltd. 4,133 81,076
Waskita Karya Persero Tbk. PT*‡ 173,900 186
Yankey Engineering Co. Ltd. 1,980 19,188
4,066,182
Construction Materials -
1 .3%
ACC Ltd. 1,376 37,971
Afrimat Ltd. 38,650 145,200
Akcansa Cimento A/S 13,500 61,220
Ambuja Cements Ltd. 14,250 98,385
Anhui Conch Cement Co. Ltd., Class
A 9,800 36,841
Anhui Conch Cement Co. Ltd., Class
H(a) 26,000 75,581
Asia Cement Corp. 73,700 107,307
Baticim Bati Anadolu Cimento
Sanayii A/S* 27,650 130,387
BBMG Corp., Class A 42,300 10,998
Berkah Beton Sadaya Tbk. PT* 425,000 163
Birla Corp. Ltd. 750 10,418
Cementos Argos SA 13,950 27,154
Cemex SAB de CV 402,688 211,835
Chia Hsin Cement Corp. 160,600 88,220
China Jushi Co. Ltd., Class A 9,600 15,245
China National Building Material Co.
Ltd., Class H(a) 104,000 44,279
China Resources Building Materials
Technology Holdings Ltd. 700,000 180,979
Cimsa Cimento Sanayi ve Ticaret A/S 115,850 117,775
CSG Holding Co. Ltd., Class B 4,700 1,493
Dalmia Bharat Ltd. 2,150 46,873
GCC SAB de CV 5,000 40,837
Goldsun Building Materials Co. Ltd. 20,000 33,458
Grasim Industries Ltd. 7,400 237,248
Grupo Argos SA 8,750 38,466
Grupo Argos SA (Preference) 5,950 17,366
Hanil Cement Co. Ltd. 7,200 74,035
Huaxin Cement Co. Ltd., Class A 3,700 7,904
Huaxin Cement Co. Ltd., Class H 10,400 11,237
Indocement Tunggal Prakarsa Tbk.
PT 440,000 201,848
JK Cement Ltd. 530 27,244
JK Lakshmi Cement Ltd. 2,744 26,439
Nuh Cimento Sanayi A/S 2,068 17,263

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
139 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Construction Materials
(continued)
Nuvoco Vistas Corp. Ltd.* 3,650 $ 15,310
Oyak Cimento Fabrikalari A/S* 4,416 7,379
Qassim Cement Co. (The) 725 10,096
Ramco Cements Ltd. (The) 2,289 24,134
Rhi Magnesita India Ltd. 1,850 13,045
Riyadh Cement Co. 1,967 14,769
Saudi Cement Co. 1,872 20,037
Semen Indonesia Persero Tbk. PT 1,080,017 271,811
Shree Cement Ltd. 350 104,360
Siam Cement PCL (The), NVDR 10,000 62,231
Southern Province Cement Co. 1,634 14,401
Star Cement Ltd.* 7,008 16,796
Tangshan Jidong Cement Co. Ltd.,
Class A* 4,700 3,923
TCC Group Holdings Co. Ltd. 136,350 135,967
TianShan Material Co. Ltd., Class A 26,000 22,435
Tipco Asphalt PCL, NVDR 265,000 142,925
TPI Polene PCL, NVDR 1,990,100 69,000
UltraTech Cement Ltd. 2,400 315,837
Universal Cement Corp. 154,683 146,041
Yamama Cement Co. 1,525 13,014
Yanbu Cement Co. 2,888 17,686
3,622,866
Consumer Finance -
0 .9%
AEON Credit Service M Bhd. 65,000 104,053
Bajaj Finance Ltd. 5,500 450,652
Bangkok Commercial Asset
Management PCL, NVDR 620,000 152,497
BFI Finance Indonesia Tbk. PT 2,455,000 154,855
Capri Global Capital Ltd. 7,792 18,764
Cholamandalam Financial Holdings
Ltd. 1,776 36,230
Cholamandalam Investment and
Finance Co. Ltd. 8,400 127,144
CreditAccess Grameen Ltd. 1,166 13,616
FinVolution Group, ADR 49,050 297,243
Five-Star Business Finance Ltd.* 1,680 14,210
Gentera SAB de CV 48,600 61,951
Hotai Finance Co. Ltd. 3,220 9,156
JMT Network Services PCL, NVDR 14,200 8,374
Krungthai Card PCL, NVDR 9,800 13,867
Mahindra & Mahindra Financial
Services Ltd. 9,024 29,040
Manappuram Finance Ltd. 182,500 340,860
Muangthai Capital PCL, NVDR 9,300 13,987
Muthoot Finance Ltd. 2,410 55,329
Ngern Tid Lor PCL, NVDR 27,640 14,498
Poonawalla Fincorp Ltd. 5,720 25,476
Samsung Card Co. Ltd. 539 15,779
SBFC Finance Ltd.* 11,952 12,343
SBI Cards & Payment Services Ltd. 5,252 42,997
Shriram Finance Ltd. 5,250 195,980
Srisawad Corp. PCL, NVDR 15,400 19,510
Sundaram Finance Ltd. 2,050 117,126
Investments Shares Value
Consumer Finance
(continued)
Yulon Finance Corp. 4,672 $ 20,342
2,365,879
Consumer Staples Distribution & Retail -
1 .1%
Abdullah Al Othaim Markets Co. 7,595 23,863
Al-Dawaa Medical Services Co. 686 16,110
Alibaba Health Information
Technology Ltd.*(a) 100,000 50,551
Almunajem Foods Co. 450 13,995
Atacadao SA* 20,000 25,878
Avenue Supermarts Ltd.*(b) 3,150 147,250
Berli Jucker PCL 500 357
Berli Jucker PCL, NVDR 13,800 9,856
BGF retail Co. Ltd. 141 11,822
Bid Corp. Ltd. 6,650 156,903
BIM Birlesik Magazalar A/S 13,531 184,082
Cencosud SA 35,400 73,419
Clicks Group Ltd. 4,250 90,466
Corporativo Fragua SAB de CV 2,050 90,038
CP ALL PCL, NVDR 85,000 159,320
CP Axtra PCL, NVDR 14,192 14,299
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 8,797
Dis-Chem Pharmacies Ltd.(b) 17,952 36,716
Dongsuh Cos., Inc. 859 16,589
East Buy Holding Ltd.*(b) 3,000 5,711
E-MART, Inc. 392 18,549
Great Tree Pharmacy Co. Ltd. 1,805 9,943
Grupo Comercial Chedraui SA de CV 9,100 57,504
Grupo Mateus SA* 9,800 12,832
GS Retail Co. Ltd. 1,332 20,849
JD Health International, Inc.*(b) 17,500 62,577
La Comer SAB de CV 18,800 33,957
Magnit PJSC‡ 2,296 —
Migros Ticaret A/S 2,688 31,885
Nahdi Medical Co. 1,124 36,931
Philippine Seven Corp. 21,560 27,085
Pick n Pay Stores Ltd.*(a) 10,251 14,756
Ping An Healthcare and Technology
Co. Ltd.*(a)(b) 9,600 14,250
President Chain Store Corp. 9,840 90,599
Puregold Price Club, Inc. 345,000 193,547
Raia Drogasil SA 24,964 104,966
Robinsons Retail Holdings, Inc. 145,000 97,315
Sendas Distribuidora SA* 35,000 45,286
Shoprite Holdings Ltd. 8,900 152,599
SMU SA 866,050 133,921
Sok Marketler Ticaret A/S 6,048 6,932
SPAR Group Ltd. (The)* 63,400 453,733
Sumber Alfaria Trijaya Tbk. PT 351,600 74,375
Sun Art Retail Group Ltd.(a) 70,500 20,766
Wal-Mart de Mexico SAB de CV 99,200 272,409
3,123,588
Containers & Packaging -
0 .1%
Cheng Loong Corp. 26,600 19,759
CPMC Holdings Ltd.* 100,000 87,338

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 140
Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Klabin SA 25,000 $ 90,088
Pantai Indah Kapuk Dua Tbk. PT 24,000 24,619
SCG Packaging PCL, NVDR 18,700 14,131
Taiwan Hon Chuan Enterprise Co.
Ltd. 4,857 23,194
Ton Yi Industrial Corp. 226,100 115,732
Youlchon Chemical Co. Ltd. 470 9,775
384,636
Distributors -
0 .1%
Autohellas Tourist and Trading SA 6,350 78,314
China Tobacco International HK Co.
Ltd.(b) 56,000 181,159
Silicon2 Co. Ltd.* 750 20,761
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 9,716
289,950
Diversified Consumer Services -
0 .4%
Advtech Ltd. 24,310 42,983
China Education Group Holdings Ltd.
(a)(b) 302,552 188,745
Cogna Educacao SA* 620,000 151,017
Fenbi Ltd.* 24,500 8,131
Fu Shou Yuan International Group
Ltd. 50,000 25,404
Humansoft Holding Co. KSC 3,413 29,044
Lung Yen Life Service Corp.* 8,448 12,208
MegaStudyEdu Co. Ltd. 2,400 75,130
National Co. for Learning &
Education 735 42,898
New Oriental Education &
Technology Group, Inc. 30,000 186,574
Offcn Education Technology Co. Ltd.,
Class A* 4,700 2,166
Taaleem Holdings PJSC 16,512 18,656
TAL Education Group, ADR* 8,000 88,960
Tianli International Holdings Ltd.(b) 50,000 30,227
YDUQS Participacoes SA 85,000 155,794
1,057,937
Diversified REITs -
0 .4%
Axis REIT, REIT 70,973 29,012
Concentradora Fibra Danhos SA de
CV, REIT 330,050 355,814
Fibra Uno Administracion SA de CV,
REIT 75,000 86,245
Growthpoint Properties Ltd., REIT(a) 94,300 69,605
KLCCP Stapled Group, REIT 9,600 17,538
Redefine Properties Ltd., REIT 2,162,750 598,181
SK REITs Co. Ltd., REIT 6,195 20,807
1,177,202
Diversified Telecommunication Services -
1 .0%
Chief Telecom, Inc. 1,104 16,195
Investments Shares Value
Diversified Telecommunication Services
(continued)
China Tower Corp. Ltd., Class H(b) 1,300,000 $ 175,576
Chunghwa Telecom Co. Ltd. 76,350 290,721
CITIC Telecom International Holdings
Ltd.(a) 634,000 181,856
Converge Information and
Communications Technology
Solutions, Inc. 760,000 210,566
Dayamitra Telekomunikasi PT 202,100 8,112
Emirates Telecommunications Group
Co. PJSC 69,100 333,366
Hellenic Telecommunications
Organization SA 5,750 94,699
HFCL Ltd. 20,750 30,029
Indus Towers Ltd.* 14,100 57,105
Jasmine Technology Solution PCL,
NVDR* 4,100 8,687
LG Uplus Corp. 7,617 55,251
Magyar Telekom Telecommunications
plc 9,650 29,456
Ooredoo QPSC 32,600 102,429
Operadora De Sites Mexicanos SAB
de CV, Series A-1(a) 25,573 22,374
PT Tower Bersama Infrastructure
Tbk. 42,300 5,121
Railtel Corp. of India Ltd. 3,796 18,990
Rostelecom PJSC‡ 33,770 —
Rostelecom PJSC (Preference)‡ 15,392 —
Sarana Menara Nusantara Tbk. PT 557,700 28,427
Saudi Telecom Co. 35,507 398,493
Sitios Latinoamerica SAB de CV*(a) 63,700 11,000
Tata Communications Ltd. 2,330 49,175
Tata Teleservices Maharashtra Ltd.* 8,112 7,086
Telefonica Brasil SA 11,900 108,213
Telekom Malaysia Bhd. 40,000 59,283
Telkom Indonesia Persero Tbk. PT 1,370,000 246,155
Telkom SA SOC Ltd.* 92,550 141,338
TIME dotCom Bhd. 25,000 27,803
True Corp. PCL, NVDR* 160,000 58,320
Turk Telekomunikasyon A/S* 19,746 27,203
2,803,029
Electric Utilities -
1 .2%
Adani Energy Solutions Ltd.* 6,350 73,720
Alupar Investimento SA 5,033 25,509
Can2 Termik A/S* 88,048 3,749
Celsia SA ESP 166,550 142,660
Centrais Eletricas Brasileiras SA 30,000 196,778
Centrais Eletricas Brasileiras SA
(Preference), Class B 5,000 36,459
CESC Ltd. 21,500 48,374
CEZ A/S 4,700 181,835
Cia Energetica de Minas Gerais 6,110 15,315
Cia Energetica de Minas Gerais
(Preference) 62,012 121,801
Cia Paranaense de Energia - Copel 25,000 37,616
Cia Paranaense de Energia - Copel
(Preference) 25,000 42,367

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
141 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
CPFL Energia SA 4,700 $ 26,607
CTEEP-Cia de Transmissao
de Energia Eletrica Paulista
(Preference) 10,000 41,961
Enel Americas SA 539,968 50,575
Enel Chile SA 845,971 44,893
Energisa SA 5,000 37,271
Enerjisa Enerji A/S(b) 7,676 12,368
Engie Energia Chile SA* 140,550 130,839
Equatorial Energia SA 37,305 206,994
Federal Grid Co. - Rosseti PJSC
(Registered)*‡ 22,532,366 —
Inter RAO UES PJSC‡ 1,596,292 —
Interconexion Electrica SA ESP 13,200 52,585
Korea Electric Power Corp.* 6,750 112,989
Manila Electric Co. 9,000 75,890
Mosenergo PJSC‡ 4,455,000 —
Neoenergia SA 15,000 49,493
Power Grid Corp. of India Ltd. 127,000 484,521
Public Power Corp. SA 6,450 84,379
Reliance Infrastructure Ltd.* 81,900 273,207
RusHydro PJSC*‡ 2,361,000 —
Saudi Electricity Co. 21,204 92,591
SJVN Ltd. 13,152 17,726
Tata Power Co. Ltd. (The) 34,550 180,811
Tenaga Nasional Bhd. 130,000 416,807
Torrent Power Ltd. 3,350 72,579
Transmissora Alianca de Energia
Eletrica SA 5,000 30,248
3,421,517
Electrical Equipment -
1 .5%
ABB India Ltd. 1,065 94,098
AcBel Polytech, Inc. 9,312 9,315
Allis Electric Co. Ltd. 8,117 28,374
Amara Raja Energy & Mobility Ltd. 2,250 37,210
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S 7,000 15,923
Bharat Heavy Electricals Ltd. 26,500 75,321
Bizlink Holding, Inc. 3,936 57,922
CG Power & Industrial Solutions Ltd. 13,000 108,902
Cheryong Electric Co. Ltd. 3,600 138,000
Chicony Power Technology Co. Ltd. 5,232 20,575
China XD Electric Co. Ltd., Class A 5,000 5,797
Chung-Hsin Electric & Machinery
Manufacturing Corp. 7,728 38,471
CS Wind Corp. 581 24,629
CyberPower Systems, Inc. 23,900 231,242
Dongfang Electric Corp. Ltd., Class A 5,000 11,081
Dongfang Electric Corp. Ltd., Class H 10,000 13,146
Doosan Enerbility Co. Ltd.* 8,850 128,582
Doosan Fuel Cell Co. Ltd.* 690 8,725
Ecopro BM Co. Ltd.* 1,000 123,551
Ecopro Co. Ltd.* 1,820 104,188
Investments Shares Value
Electrical Equipment
(continued)
Ecopro Materials Co. Ltd.* 400 $ 32,609
Elecon Engineering Co. Ltd. 3,552 24,277
Electrical Industries Co. 10,708 22,724
Fangda Carbon New Material Co.
Ltd., Class A 5,300 3,933
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,328
Finolex Cables Ltd. 1,850 26,918
Fortune Electric Co. Ltd. 4,840 82,782
GE T&D India Ltd. 1,350 28,673
Goldwind Science & Technology Co.
Ltd., Class A 9,600 14,679
Goldwind Science & Technology Co.
Ltd., Class H(a) 15,000 12,753
GoodWe Technologies Co. Ltd.,
Class A 480 3,580
Gotion High-tech Co. Ltd., Class A 4,600 14,720
Graphite India Ltd. 3,381 21,309
Gulf Cables & Electrical Industries
Group Co. KSCP 40,250 217,851
Havells India Ltd. 4,550 88,656
HBL Power Systems Ltd. 4,272 28,542
HD Hyundai Electric Co. Ltd. 425 100,860
Hitachi Energy India Ltd. 250 41,086
Hyosung Heavy Industries Corp. 96 27,896
Inox Wind Ltd.* 13,632 36,282
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 9,960
Jiangxi Special Electric Motor Co.
Ltd., Class A* 4,900 5,640
KEI Industries Ltd. 1,202 57,919
Korea Electric Terminal Co. Ltd. 2,650 146,518
L&F Co. Ltd.* 436 37,313
LG Energy Solution Ltd.* 900 265,761
LS Corp. 700 53,058
LS Electric Co. Ltd. 300 31,804
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 7,614
NARI Technology Co. Ltd., Class A 15,300 55,819
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A 658 2,765
Olectra Greentech Ltd. 1,392 27,270
Phihong Technology Co. Ltd.* 11,472 13,552
Polycab India Ltd. 1,200 92,482
POSCO Future M Co. Ltd. 550 89,475
Pylon Technologies Co. Ltd., Class A 480 3,297
Riyadh Cables Group Co. 720 19,593
RR Kabel Ltd. 768 13,761
Sarkuysan Elektrolitik Bakir Sanayi
ve Ticaret A/S 148,500 92,850
Schneider Electric Infrastructure Ltd.* 1,400 12,981
Shanghai Electric Group Co. Ltd.,
Class A* 24,000 30,356
Shihlin Electric & Engineering Corp. 5,136 32,781
Shinsung Delta Tech Co. Ltd. 554 17,965
SK IE Technology Co. Ltd.*(b) 349 8,700

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 142
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
SPG Co. Ltd. 686 $ 10,613
Suzlon Energy Ltd.* 243,550 193,916
Ta Ya Electric Wire & Cable 16,380 23,159
Taihan Electric Wire Co. Ltd.* 3,089 26,256
Tatung Co. Ltd.* 38,350 52,965
TBEA Co. Ltd., Class A 15,350 30,460
Teco Electric and Machinery Co. Ltd. 22,000 33,920
Triveni Turbine Ltd. 2,700 22,217
V-Guard Industries Ltd. 6,399 33,081
Voltronic Power Technology Corp. 1,500 99,719
Walsin Lihwa Corp. 69,050 63,791
WEG SA 30,000 280,423
XTC New Energy Materials Xiamen
Co. Ltd., Class A 539 2,738
Zhejiang Chint Electrics Co. Ltd.,
Class A 4,700 15,416
Zhejiang HangKe Technology, Inc.
Co., Class A 490 1,264
4,125,682
Electronic Equipment, Instruments & Components -
3 .4%
AAC Technologies Holdings, Inc. 25,000 101,133
Ability Opto-Electronics Technology
Co. Ltd. 3,072 21,333
All Ring Tech Co. Ltd. 2,000 28,371
Asia Optical Co., Inc. 7,296 23,341
AUO Corp. 136,050 70,488
Aurora Corp. 4,316 9,147
Avary Holding Shenzhen Co. Ltd.,
Class A 9,600 50,633
BH Co. Ltd. 8,100 98,198
BOE Technology Group Co. Ltd.,
Class A 95,000 62,348
Cal-Comp Electronics Thailand PCL,
NVDR 1,150,000 180,619
Chang Wah Electromaterials, Inc. 10,200 17,382
Channel Well Technology Co. Ltd. 66,950 128,927
Cheng Uei Precision Industry Co.
Ltd. 101,400 205,079
China Railway Signal &
Communication Corp. Ltd., Class
A 31,500 27,756
China Railway Signal &
Communication Corp. Ltd., Class
H(b) 52,000 21,470
Chin-Poon Industrial Co. Ltd. 117,650 140,453
Chroma ATE, Inc. 7,850 101,800
Chunghwa Precision Test Tech Co.
Ltd. 720 13,281
Compeq Manufacturing Co. Ltd. 36,050 69,647
Coretronic Corp. 9,168 19,830
Co-Tech Development Corp. 10,464 19,432
Daeduck Electronics Co. Ltd. 11,250 140,462
Daejoo Electronic Materials Co. Ltd.* 432 33,871
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Delta Electronics Thailand PCL,
NVDR 89,800 $ 367,237
Delta Electronics, Inc. 37,578 473,830
Dreamtech Co. Ltd. 13,650 83,680
Dynamic Holding Co. Ltd. 9,216 19,301
E Ink Holdings, Inc. 17,800 170,000
Elite Material Co. Ltd. 6,300 82,486
EM-Tech Co. Ltd. 300 5,391
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 63,754 22,578
FLEXium Interconnect, Inc. 15,294 35,992
Fositek Corp. 1,000 26,404
Foxconn Industrial Internet Co. Ltd.,
Class A 25,000 85,200
Foxconn Technology Co. Ltd. 35,000 88,046
General Interface Solution Holding
Ltd.* 86,050 152,817
Genius Electronic Optical Co. Ltd. 2,150 30,096
Genus Power Infrastructures Ltd. 5,088 25,111
Global Brands Manufacture Ltd. 8,016 14,586
GoerTek, Inc., Class A 3,800 12,523
Gold Circuit Electronics Ltd. 5,240 30,828
Hana Microelectronics PCL, NVDR 26,000 29,471
Hannstar Board Corp. 7,772 13,487
HannStar Display Corp.* 69,288 19,593
Hengdian Group DMEGC Magnetics
Co. Ltd., Class A 10,400 21,777
Holy Stone Enterprise Co. Ltd. 3,250 9,068
Hon Hai Precision Industry Co. Ltd. 350,000 2,310,393
Honeywell Automation India Ltd. 52 28,306
Innolux Corp. 154,000 74,981
IsuPetasys Co. Ltd. 950 25,058
ITEQ Corp. 6,096 14,764
Jaymart Group Holdings PCL, NVDR 189,000 86,813
Kaynes Technology India Ltd.* 768 49,687
KCE Electronics PCL, NVDR 26,000 27,737
Kingboard Holdings Ltd. 25,000 60,583
Kingboard Laminates Holdings Ltd.
(a) 27,500 23,947
Largan Precision Co. Ltd. 1,900 135,503
Lelon Electronics Corp. 44,918 101,220
LG Display Co. Ltd.* 8,551 65,929
LG Innotek Co. Ltd. 450 57,913
Lingyi iTech Guangdong Co., Class A 15,900 20,155
Lotes Co. Ltd. 2,050 107,171
Lotte Energy Materials Corp. 235 6,488
Luxshare Precision Industry Co. Ltd.,
Class A 10,600 62,894
MH Development Ltd.*‡ 22,000 —
Nan Ya Printed Circuit Board Corp. 5,664 23,512
Nationgate Holdings Bhd. 15,000 7,228
Nex Point Parts PCL, NVDR* 47,500 1,633
Nichidenbo Corp. 62,150 117,550
OFILM Group Co. Ltd., Class A* 4,700 11,652
Pan-International Industrial Corp. 136,000 159,600

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
143 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Park Systems Corp. 200 $ 31,014
Primax Electronics Ltd. 14,600 36,910
Promate Electronic Co. Ltd. 5,500 14,265
Quest Holdings SA(a) 10,650 63,939
Raytron Technology Co. Ltd., Class A 343 2,433
Redington Ltd. 18,350 42,437
RoboSense Technology Co. Ltd.* 5,000 10,355
Samsung Electro-Mechanics Co. Ltd. 1,100 94,377
Samsung SDI Co. Ltd. 1,050 248,804
Scientech Corp. 1,000 14,107
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 526 13,950
Shengyi Technology Co. Ltd., Class A 9,600 27,738
Shenzhen Kaifa Technology Co. Ltd.,
Class A 4,700 15,601
Simplo Technology Co. Ltd. 4,656 49,772
Sinbon Electronics Co. Ltd. 4,561 37,724
Solomon Technology Corp. 3,078 13,497
SOLUM Co. Ltd.* 588 8,168
Solus Advanced Materials Co. Ltd. 754 6,862
Sunny Optical Technology Group
Co. Ltd. 12,400 80,786
SUPCON Technology Co. Ltd., Class
A 1,771 11,989
Supreme Electronics Co. Ltd. 14,160 29,213
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class A 10,400 46,010
Synnex Technology International
Corp. 42,450 93,936
Syrma SGS Technology Ltd. 2,160 13,304
Taiwan Surface Mounting Technology
Corp. 6,816 22,763
Taiwan Union Technology Corp. 4,128 20,872
TCL Technology Group Corp., Class
A 41,360 30,806
Test Research, Inc. 4,350 18,193
Thinking Electronic Industrial Co. Ltd. 2,688 13,759
Tianma Microelectronics Co. Ltd.,
Class A* 15,600 20,038
Tong Hsing Electronic Industries Ltd. 2,783 11,205
TPK Holding Co. Ltd.* 109,050 143,971
Tripod Technology Corp. 14,000 84,332
TXC Corp. 4,608 16,971
Unimicron Technology Corp. 26,750 134,835
Unisplendour Corp. Ltd., Class A 4,900 18,076
Unitech Printed Circuit Board Corp.* 2,878 2,722
Universal Scientific Industrial
Shanghai Co. Ltd., Class A 4,700 9,828
VS Industry Bhd. 137,700 30,659
Wah Lee Industrial Corp. 6,400 24,370
Walsin Technology Corp. 5,952 18,763
Weikeng Industrial Co. Ltd. 125,950 137,193
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 74,571
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
WT Microelectronics Co. Ltd. 21,650 $ 73,991
WUS Printed Circuit Kunshan Co.
Ltd., Class A 9,970 57,264
Yageo Corp. 13,560 236,157
Zen Technologies Ltd. 1,440 32,270
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 12,014
Zhen Ding Technology Holding Ltd. 17,150 60,218
9,298,252
Energy Equipment & Services -
0 .2%
Ades Holding Co. 7,817 41,170
ADNOC Drilling Co. PJSC 40,585 56,021
Arabian Drilling Co. 384 11,247
Bumi Armada Bhd.* 890,000 101,621
China Oilfield Services Ltd., Class A 5,000 10,596
China Oilfield Services Ltd., Class H 18,000 16,855
China Petroleum Engineering Corp.,
Class A 27,800 13,948
COFCO Capital Holdings Co. Ltd.,
Class A 4,900 14,806
Dialog Group Bhd. 110,000 51,998
Gulf International Services QSC 299,350 260,626
Velesto Energy Bhd. 340,800 14,787
Yinson Holdings Bhd. 58,088 35,816
629,491
Entertainment -
0 .7%
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class
A 4,700 10,786
Bilibili, Inc., Class Z*(a) 4,000 87,775
China Ruyi Holdings Ltd.*(a) 176,000 43,240
CJ CGV Co. Ltd.* 27,000 110,152
CJ ENM Co. Ltd.* 392 17,867
Gamania Digital Entertainment Co.
Ltd. 50,000 123,127
HYBE Co. Ltd. 400 53,768
International Games System Co. Ltd. 4,640 149,888
iQIYI, Inc., ADR*(a) 7,595 19,823
JYP Entertainment Corp. 480 16,991
Kakao Games Corp.* 956 12,303
Kingsoft Corp. Ltd. 20,000 69,202
Krafton, Inc.* 600 143,913
Maoyan Entertainment*(a)(b) 110,000 110,645
MD Entertainment Tbk. PT 28,800 5,799
MNC Digital Entertainment Tbk. PT* 188,000 15,572
NCSoft Corp. 296 46,652
NetEase, Inc. 35,000 557,342
Netmarble Corp.*(b) 410 17,232
Nexon Games Co. Ltd.* 1,034 10,662
NHN Corp. 4,500 54,848
Pearl Abyss Corp.* 517 14,499
Perfect World Co. Ltd., Class A 4,100 5,774
PVR Inox Ltd.* 1,152 21,512
Saregama India Ltd. 1,900 12,163

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 144
Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
SM Entertainment Co. Ltd. 144 $ 7,398
SMI Holdings Group Ltd.*‡ 72,000 —
Studio Dragon Corp.* 188 5,558
Tencent Music Entertainment Group,
ADR(a) 8,401 93,503
Tencent Music Entertainment Group,
Class A 10,000 56,789
Wemade Co. Ltd.* 388 10,937
XPEC Entertainment, Inc.*‡ 14,800 —
YG Entertainment, Inc. 605 16,747
Zhejiang Century Huatong Group Co.
Ltd., Class A* 11,280 7,482
Zx, Inc.*(a)(b) 10,400 10,729
1,940,678
Financial Services -
1 .5%
Aavas Financiers Ltd.* 2,058 40,938
Aditya Birla Capital Ltd.* 13,950 33,716
Al Waha Capital PJSC 306,650 123,562
Aptus Value Housing Finance India
Ltd. 6,960 29,442
AVIC Industry-Finance Holdings Co.
Ltd., Class A 23,500 13,640
Bajaj Finserv Ltd. 7,650 159,280
Bajaj Holdings & Investment Ltd. 585 71,307
Can Fin Homes Ltd. 2,250 23,225
Chailease Holding Co. Ltd. 49,076 232,054
Corp. Financiera Colombiana SA 37,200 127,119
CSSC Hong Kong Shipping Co. Ltd.
(b) 600,000 127,341
E-Finance for Digital & Financial
Investments 9,861 4,329
Far East Horizon Ltd.(a) 52,000 36,587
Fawry for Banking & Payment
Technology Services SAE* 44,933 7,252
FirstRand Ltd. 162,700 709,512
Genertec Universal Medical Group
Co. Ltd.(b) 225,000 141,233
Grupo de Inversiones Suramericana
SA 2,695 21,374
Grupo de Inversiones Suramericana
SA (Preference) 3,587 18,890
Home First Finance Co. India Ltd.(b) 1,225 17,188
Housing & Urban Development Corp.
Ltd. 7,450 19,246
IIFL Finance Ltd. 6,900 35,843
Indian Railway Finance Corp. Ltd.(b) 28,464 52,794
Indian Renewable Energy
Development Agency Ltd.* 11,500 28,726
Inversiones La Construccion SA 11,100 87,026
Jio Financial Services Ltd.* 74,400 285,173
Kakaopay Corp.* 398 7,080
L&T Finance Ltd. 11,562 20,075
LIC Housing Finance Ltd. 10,300 77,299
Meritz Financial Group, Inc. 2,700 200,935
Investments Shares Value
Financial Services
(continued)
National Investments Co. KSCP 20,286 $ 17,197
One 97 Communications Ltd.* 6,364 57,437
Piramal Enterprises Ltd. 3,456 43,616
PNB Housing Finance Ltd.*(b) 1,056 12,145
Power Finance Corp. Ltd. 37,350 202,083
REC Ltd. 33,700 209,447
Remgro Ltd. 13,200 114,649
Sammaan Capital Ltd. 148,150 254,099
Shandong Hi-Speed Holdings Group
Ltd.*(a) 53,500 38,674
Turkiye Sinai Kalkinma Bankasi A/S* 410,400 144,578
Yuanta Financial Holding Co. Ltd. 376,464 381,281
4,227,392
Food Products -
2 .1%
Adani Wilmar Ltd.* 2,491 10,253
Agthia Group PJSC 91,350 189,017
Alicorp SAA* 68,103 117,609
Almarai Co. JSC 4,656 68,308
Anjoy Foods Group Co. Ltd., Class A 500 6,016
AVI Ltd. 5,424 33,756
Balrampur Chini Mills Ltd. 3,850 28,745
Beijing Dabeinong Technology Group
Co. Ltd., Class A 5,300 3,523
Betagro PCL 24,400 15,329
Binggrae Co. Ltd. 1,700 77,978
Bombay Burmah Trading Co. 6,950 228,900
BRF SA* 20,400 92,437
Britannia Industries Ltd. 2,600 177,079
CCL Products India Ltd. 2,597 20,945
Century Pacific Food, Inc. 17,700 12,793
Charoen Pokphand Enterprise 4,272 13,000
Charoen Pokphand Foods PCL,
NVDR 43,200 31,749
Charoen Pokphand Indonesia Tbk.
PT 117,500 39,304
Cherkizovo Group PJSC‡ 2,594 —
China Feihe Ltd.(b) 100,000 75,376
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 96,000 214,859
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 6,564
CJ CheilJedang Corp. 300 59,674
CJ CheilJedang Corp. (Preference) 205 19,638
COFCO Joycome Foods Ltd.*(a)(b) 900,000 178,277
Daesang Corp. 6,350 94,790
Dekon Food and Agriculture
Group*(b) 10,000 48,428
Dongwon F&B Co. Ltd. 1,600 36,928
First Milling Co. 330 5,685
Formosa Oilseed Processing Co. Ltd. 4,000 11,223
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 9,980 61,389
Great Wall Enterprise Co. Ltd. 24,650 39,391
Gruma SAB de CV, Class B 3,096 53,409
Grupo Bimbo SAB de CV, Class A,
Series A(a) 27,664 85,825

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
145 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Grupo Herdez SAB de CV 36,500 $ 95,349
Grupo Nutresa SA 3,150 55,948
Guan Chong Bhd. 29,400 18,127
Guangdong Haid Group Co. Ltd.,
Class A 4,800 29,587
Harim Holdings Co. Ltd. 16,700 65,227
Heilongjiang Agriculture Co. Ltd.,
Class A 10,200 22,190
Henan Shuanghui Investment &
Development Co. Ltd., Class A 7,400 25,874
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk.
PT 51,800 40,678
Indofood Sukses Makmur Tbk. PT 130,000 62,950
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 10,400 40,792
IOI Corp. Bhd. 60,000 51,656
JBS SA 20,100 125,036
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A 4,800 15,427
KRBL Ltd. 23,850 82,822
Kuala Lumpur Kepong Bhd. 10,000 48,870
Lian HWA Food Corp. 6,864 24,101
Lien Hwa Industrial Holdings Corp. 18,685 34,874
Lotte Wellfood Co. Ltd. 850 80,380
LT Foods Ltd. 3,911 18,149
M Dias Branco SA 4,800 20,738
Marfrig Global Foods SA* 105,000 284,595
Marico Ltd. 12,650 96,282
Mayora Indah Tbk. PT 83,900 13,899
Monde Nissin Corp.(b) 107,400 20,146
Mrs Bectors Food Specialities Ltd.(b) 1,104 24,823
MSM Malaysia Holdings Bhd.* 80,000 23,202
Muyuan Foods Co. Ltd., Class A* 15,020 92,117
Namchow Holdings Co. Ltd. 62,850 107,889
National Agriculture Development
Co. (The)* 2,168 15,297
Nestle India Ltd. 7,050 189,731
Nestle Malaysia Bhd. 700 15,982
New Hope Liuhe Co. Ltd., Class A* 9,000 12,408
NongShim Co. Ltd. 100 27,138
Orion Corp. 550 39,775
Orion Holdings Corp. 8,550 104,149
Ottogi Corp. 50 15,272
Patanjali Foods Ltd. 1,887 40,243
PPB Group Bhd. 14,080 44,886
QL Resources Bhd. 38,092 41,754
Samyang Foods Co. Ltd. 100 37,681
Samyang Holdings Corp. 1,650 85,011
San Miguel Food and Beverage, Inc. 19,470 17,557
Sao Martinho SA 3,500 15,309
Sarawak Oil Palms Bhd. 120,000 86,869
Saudia Dairy & Foodstuff Co. 294 28,103
Savola Group (The)* 11,507 79,048
Investments Shares Value
Food Products
(continued)
SD Guthrie Bhd. 65,003 $ 68,284
Shree Renuka Sugars Ltd.* 30,100 15,385
SLC Agricola SA 55,000 161,615
Tata Consumer Products Ltd. 13,083 155,987
Thai Union Group PCL, NVDR 58,800 26,137
Thaifoods Group PCL, NVDR 655,000 79,194
Tiger Brands Ltd. 4,150 55,497
Tingyi Cayman Islands Holding Corp. 68,000 99,362
Tres Tentos Agroindustrial SA 40,000 78,566
Triveni Engineering & Industries Ltd. 4,263 21,035
Ulker Biskuvi Sanayi A/S* 6,672 24,438
Uni-President China Holdings Ltd. 50,000 46,820
Uni-President Enterprises Corp. 98,700 276,323
United Plantations Bhd. 5,000 30,669
Universal Robina Corp. 13,530 22,748
Want Want China Holdings Ltd. 100,000 62,256
Yihai International Holding Ltd. 3,000 5,356
Yuan Longping High-tech Agriculture
Co. Ltd., Class A 5,100 7,848
Zad Holding Co. 3,286 12,391
Zydus Wellness Ltd. 882 20,436
5,946,485
Gas Utilities -
0 .4%
Adani Total Gas Ltd. 4,541 38,794
Aygaz A/S 2,928 12,886
Beijing Enterprises Holdings Ltd. 25,000 81,839
China Gas Holdings Ltd. 70,000 60,146
China Resources Gas Group Ltd. 24,600 95,085
ENN Energy Holdings Ltd. 20,500 144,236
ENN Natural Gas Co. Ltd., Class A 10,000 25,774
GAIL India Ltd. 56,600 134,617
Grupo Energia Bogota SA ESP 78,000 44,718
Gujarat Gas Ltd. 2,679 16,540
Gujarat State Petronet Ltd. 4,080 18,880
Indraprastha Gas Ltd. 4,564 22,805
Korea Gas Corp.* 999 28,377
Kunlun Energy Co. Ltd. 100,000 95,184
Mahanagar Gas Ltd.(b) 1,456 24,962
National Gas & Industrialization Co. 1,155 33,460
Perusahaan Gas Negara Tbk. PT 311,200 31,031
Petronas Gas Bhd. 15,000 59,192
Towngas Smart Energy Co. Ltd. 300,000 123,482
1,092,008
Ground Transportation -
0 .4%
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 93,400 71,274
BTS Group Holdings PCL, NVDR* 286,048 42,045
Container Corp. of India Ltd. 4,666 47,006
Daqin Railway Co. Ltd., Class A 42,400 38,791
Dubai Taxi Co. PJSC 20,586 16,141
Full Truck Alliance Co. Ltd., ADR(a) 14,500 129,775
GMexico Transportes SAB de CV(a)
(b) 9,400 14,150
Grupo Traxion SAB de CV, Class
A*(a)(b) 101,750 110,607

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 146
Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Localiza Rent a Car SA 17,106 $ 124,171
Lotte Rental Co. Ltd. 4,400 91,826
Lumi Rental Co.* 576 11,748
Rumo SA 20,000 68,754
SIMPAR SA* 105,000 97,042
United International Transportation
Co. 996 22,807
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA 165,000 179,287
1,065,424
Health Care Equipment & Supplies -
0 .2%
Beijing Chunlizhengda Medical
Instruments Co. Ltd., Class H 13,000 13,294
Classys, Inc. 144 5,290
Dentium Co. Ltd. 147 8,383
Hartalega Holdings Bhd. 30,800 22,367
HLB, Inc.* 2,301 110,037
iRay Technology Co. Ltd., Class A 604 9,969
Kangji Medical Holdings Ltd. 25,000 18,619
Kossan Rubber Industries Bhd. 35,000 16,785
Lifetech Scientific Corp.* 100,000 21,481
Microport Scientific Corp.*(a) 11,498 9,524
Poly Medicure Ltd. 850 29,055
Qingdao Haier Biomedical Co. Ltd.,
Class A 539 2,349
SD Biosensor, Inc.* 990 6,507
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H(a) 80,000 49,907
Shanghai MicroPort Endovascular
MedTech Group Co. Ltd., Class A 146 2,039
Sri Trang Gloves Thailand PCL,
NVDR 68,600 21,549
Supermax Corp. Bhd.* 48,000 8,879
TaiDoc Technology Corp. 2,900 14,256
Top Glove Corp. Bhd.* 120,000 29,322
Visco Vision, Inc. 3,264 22,259
Won Tech Co. Ltd. 1,728 7,212
429,083
Health Care Providers & Services -
1 .1%
Al Hammadi Holding 1,862 19,806
Apollo Hospitals Enterprise Ltd. 2,150 179,563
Aster DM Healthcare Ltd.(b) 6,324 33,438
Bangkok Chain Hospital PCL, NVDR 20,800 10,664
Bangkok Dusit Medical Services
PCL, NVDR 73,400 59,816
Bumrungrad Hospital PCL, NVDR 4,900 39,496
Chabiotech Co. Ltd.* 1,200 14,983
China Meheco Group Co. Ltd., Class
A 4,700 7,517
Chularat Hospital PCL, NVDR 101,400 8,714
Dallah Healthcare Co. 585 24,860
Dr Lal PathLabs Ltd.(b) 822 30,432
Investments Shares Value
Health Care Providers & Services
(continued)
Dr Sulaiman Al Habib Medical
Services Group Co. 1,878 $ 143,111
Fleury SA 110,000 281,615
Fortis Healthcare Ltd. 7,920 58,840
Future Care Trading Co.* 2,775 7,832
Global Health Ltd.* 2,401 31,584
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class A 5,200 20,404
Gushengtang Holdings Ltd.(a) 4,800 22,566
Hanmi Science Co. Ltd. 671 23,218
Hapvida Participacoes e
Investimentos SA*(b) 80,000 48,646
HLB Life Science Co. Ltd.* 3,047 19,607
Huadong Medicine Co. Ltd., Class A 5,100 23,659
Hygeia Healthcare Holdings Co.
Ltd.*(b) 10,400 23,544
IHH Healthcare Bhd. 45,000 74,503
Jinxin Fertility Group Ltd.(a)(b) 73,500 32,617
Jointown Pharmaceutical Group Co.
Ltd., Class A 26,832 19,495
KPJ Healthcare Bhd. 49,024 23,398
Krishna Institute of Medical Sciences
Ltd.*(b) 4,320 27,995
Life Healthcare Group Holdings Ltd. 451,600 407,411
Max Healthcare Institute Ltd. 13,283 160,749
Medikaloka Hermina Tbk. PT(b) 367,500 35,123
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A 9,400 6,275
Metropolis Healthcare Ltd.(b) 1,104 28,178
Middle East Healthcare Co.* 1,555 29,935
Mitra Keluarga Karyasehat Tbk.
PT(b) 100,200 17,301
MLP Saglik Hizmetleri A/S, Class
B*(b) 3,216 32,544
Mouwasat Medical Services Co. 1,776 44,498
Narayana Hrudayalaya Ltd.(b) 1,200 18,164
National Medical Care Co. 506 25,706
Netcare Ltd. 428,300 358,047
New Horizon Health Ltd.*‡(b) 4,000 2,125
Odontoprev SA 9,490 18,033
Rainbow Children's Medicare Ltd. 2,496 47,916
Ramkhamhaeng Hospital PCL,
NVDR 9,300 6,559
Rede D'Or Sao Luiz SA(b) 25,000 126,798
Saudi Chemical Co. Holding 7,297 22,616
Selcuk Ecza Deposu Ticaret ve
Sanayi A/S 40,450 76,263
Shanghai Pharmaceuticals Holding
Co. Ltd., Class A 4,700 12,781
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 24,000 37,045
Sikarin PCL, NVDR 44,000 11,996
Siloam International Hospitals Tbk.
PT 24,000 5,734
Sinopharm Group Co. Ltd., Class H 40,000 99,506

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
147 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Thonburi Healthcare Group PCL,
NVDR 9,300 $ 5,512
Topchoice Medical Corp., Class A 700 4,941
Universal Vision Biotechnology Co.
Ltd. 2,226 15,180
2,968,859
Health Care Technology -
0 .0% (d)
Lunit, Inc.* 288 8,296
Hotels, Restaurants & Leisure -
2 .1%
Abu Dhabi National Hotels 240,502 38,043
Alsea SAB de CV 9,840 23,760
Ambassador Hotel (The) 7,800 14,193
Americana Restaurants International
plc - Foreign Co. 48,650 29,934
Ananti, Inc.* 23,400 86,817
Asset World Corp. PCL, NVDR 171,900 18,848
Atour Lifestyle Holdings Ltd., ADR 1,976 51,771
Bloomberry Resorts Corp.* 93,100 12,336
Central Plaza Hotel PCL 1,600 1,707
Central Plaza Hotel PCL, NVDR 5,700 6,081
Chalet Hotels Ltd.* 2,891 29,943
China Travel International Investment
Hong Kong Ltd. 122,000 16,006
Devyani International Ltd.* 8,064 16,262
DoubleUGames Co. Ltd. 3,600 138,783
Easy Trip Planners Ltd. 16,003 6,288
EIH Ltd. 4,500 19,504
Erawan Group PCL (The), NVDR 137,100 16,251
Genting Bhd. 50,000 45,102
Genting Malaysia Bhd. 105,000 53,951
Grand Korea Leisure Co. Ltd. 1,323 10,987
H World Group Ltd. 40,000 148,179
Haichang Ocean Park Holdings
Ltd.*(b) 54,000 5,001
Haidilao International Holding Ltd.(b) 37,164 74,955
Hana Tour Service, Inc. 300 10,717
Hanjin Kal Corp. 816 50,024
Indian Hotels Co. Ltd. (The), Class A 18,300 147,273
Jahez International Co.* 3,648 27,100
Jiumaojiu International Holdings Ltd.
(a)(b) 300,000 129,656
Jollibee Foods Corp. 7,840 35,780
Jubilant Foodworks Ltd. 8,112 55,568
Kangwon Land, Inc. 3,326 43,045
Leejam Sports Co. JSC 499 25,244
Lemon Tree Hotels Ltd.*(b) 19,505 27,314
Lotte Tour Development Co. Ltd.* 1,961 13,812
Meituan, Class B*(b) 105,000 2,464,821
Minor International PCL, NVDR 49,500 39,239
MK Restaurants Group PCL, NVDR 4,800 3,912
OPAP SA 3,590 61,113
Paradise Co. Ltd. 421 3,228
Sapphire Foods India Ltd.* 4,000 15,270
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Seera Group Holding* 3,046 $ 18,654
Smartfit Escola de Ginastica e Danca
SA 4,800 18,118
Tongcheng Travel Holdings Ltd.(b) 19,200 43,367
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class H 10,000 14,020
Trip.com Group Ltd.* 11,000 708,865
Tsogo Sun Ltd. 175,450 122,954
Westlife Foodworld Ltd.* 3,000 27,122
Wowprime Corp. 3,259 24,361
Yum China Holdings, Inc. 7,312 322,532
Zomato Ltd.* 124,900 359,091
5,676,902
Household Durables -
0 .7%
Amber Enterprises India Ltd.* 400 28,734
Arcelik A/S* 5,782 21,668
Bajaj Electricals Ltd. 2,173 22,509
Beijing Roborock Technology Co.
Ltd., Class A 677 22,416
Coway Co. Ltd. 1,500 68,478
Crompton Greaves Consumer
Electricals Ltd. 12,850 59,752
Cury Construtora e Incorporadora SA 40,000 168,879
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 90,000 338,000
Dixon Technologies India Ltd.(b) 689 115,220
Eureka Forbes Ltd.* 1,960 13,191
Gree Electric Appliances, Inc. of
Zhuhai, Class A 15,000 91,699
Haier Smart Home Co. Ltd., Class A 10,400 42,707
Haier Smart Home Co. Ltd., Class H 41,400 150,436
Hanssem Co. Ltd. 303 11,681
Hisense Home Appliances Group Co.
Ltd., Class H(a) 4,000 12,657
LG Electronics, Inc. 3,050 197,808
LG Electronics, Inc. (Preference) 584 18,980
Merry Electronics Co. Ltd. 5,887 19,476
Nien Made Enterprise Co. Ltd. 3,000 45,038
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Shenzhen MTC Co. Ltd., Class A 9,600 7,177
Skyworth Group Ltd. 400,000 158,983
Taiwan Sakura Corp. 5,000 12,937
TCL Electronics Holdings Ltd. 250,000 177,506
TTK Prestige Ltd. 1,825 18,750
Vestel Beyaz Esya Sanayi ve Ticaret
A/S 18,669 9,337
Vestel Elektronik Sanayi ve Ticaret
A/S* 49,100 81,690
Whirlpool of India Ltd. 674 15,945
1,931,654
Household Products -
0 .0% (d)
Blue Moon Group Holdings Ltd.(a)(b) 48,000 18,707
Jyothy Labs Ltd. 6,860 42,350

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 148
Investments Shares Value
COMMON STOCKS (continued)
Household Products
(continued)
Kimberly-Clark de Mexico SAB de
CV, Class A 25,000 $ 35,848
Unilever Indonesia Tbk. PT 75,200 9,415
106,320
Independent Power and Renewable Electricity Producers
-
1 .7%
Aboitiz Power Corp. 34,200 22,070
ACEN Corp. 100,197 8,570
ACWA Power Co. 2,712 332,311
Adani Green Energy Ltd.* 7,050 134,005
Adani Power Ltd.* 31,050 218,863
AES Brasil Energia SA 9,633 13,496
Akfen Yenilenebilir Enerji A/S* 114,200 58,382
Aksa Enerji Uretim A/S, Class B 3,760 3,618
Auren Energia SA 5,000 8,853
B Grimm Power PCL, NVDR 19,500 12,829
Banpu Power PCL, NVDR 19,300 7,264
BCPG PCL, NVDR 288,300 58,096
Canvest Environmental Protection
Group Co. Ltd.(b) 200,000 112,163
CECEP Solar Energy Co. Ltd., Class
A 9,600 6,988
CGN New Energy Holdings Co. Ltd.
(a) 400,000 118,337
CGN Power Co. Ltd., Class A 44,000 24,981
CGN Power Co. Ltd., Class H(b) 350,000 126,055
China Longyuan Power Group Corp.
Ltd., Class A 18,300 47,398
China Longyuan Power Group Corp.
Ltd., Class H 100,000 88,881
China National Nuclear Power Co.
Ltd., Class A 42,300 59,803
China Power International
Development Ltd. 150,000 64,442
China Resources Power Holdings
Co. Ltd.(a) 60,000 144,320
China Three Gorges Renewables
Group Co. Ltd., Class A 47,000 31,374
China Yangtze Power Co. Ltd., Class
A 35,000 135,659
CK Power PCL, NVDR 112,600 12,213
Colbun SA 330,818 40,947
Datang International Power
Generation Co. Ltd., Class A 62,400 25,870
Datang International Power
Generation Co. Ltd., Class H(a) 128,000 25,026
Electricity Generating PCL, NVDR 4,900 17,425
Energy Absolute PCL, NVDR 15,600 3,652
Eneva SA* 20,000 45,191
Engie Brasil Energia SA 5,700 40,834
First Gen Corp. 185,000 57,369
Fujian Funeng Co. Ltd., Class A 12,740 16,812
Galata Wind Enerji A/S 75,500 54,692
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
GD Power Development Co. Ltd.,
Class A 42,500 $ 28,908
Global Power Synergy PCL, NVDR 13,700 17,153
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 3,381
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,927
Gulf Energy Development PCL,
NVDR 95,000 187,213
Huadian Power International Corp.
Ltd., Class A 26,500 21,489
Huadian Power International Corp.
Ltd., Class H 38,000 18,916
Huaneng Power International, Inc.,
Class A 24,000 24,487
Huaneng Power International, Inc.,
Class H 102,000 54,710
Hubei Energy Group Co. Ltd., Class
A 36,400 25,526
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 6,142
Jaiprakash Power Ventures Ltd.* 178,320 38,596
Jilin Electric Power Co. Ltd., Class A 28,800 24,730
JSW Energy Ltd. 12,350 99,749
Malakoff Corp. Bhd. 815,000 156,337
Mega First Corp. Bhd. 20,000 18,817
NHPC Ltd. 57,950 56,926
NLC India Ltd. 8,784 26,899
NTPC Ltd. 93,200 452,388
OGK-2 PJSC*‡ 11,431,280 —
Ratch Group PCL, NVDR 24,500 23,415
Reliance Power Ltd.* 1,016,150 516,376
SDIC Power Holdings Co. Ltd., Class
A 22,700 48,522
Serena Energia SA* 75,000 107,536
Shamal Az-Zour Al-Oula for the First
Phase of Az-Zour Power Plant
KSC* 195,650 98,878
Shanghai Electric Power Co. Ltd.,
Class A 10,000 13,407
Shenergy Co. Ltd., Class A 4,900 5,936
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 9,936
Shinfox Energy Co. Ltd. 4,032 14,724
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 22,114
Terna Energy SA 1,276 27,429
TPI Polene Power PCL, NVDR 1,083,600 97,619
Unipro PJSC*‡ 5,337,000 —
Wintime Energy Group Co. Ltd.,
Class A* 76,800 15,110
Xinyi Energy Holdings Ltd.(a) 1,029,869 116,573
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 28,800 23,758

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
149 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
Zorlu Enerji Elektrik Uretim A/S* 49,256 $ 5,976
4,592,392
Industrial Conglomerates -
2 .3%
3M India Ltd. 100 42,870
Aamal Co.* 750,719 180,824
Aboitiz Equity Ventures, Inc. 68,500 41,140
AG Anadolu Grubu Holding A/S 3,478 29,389
Alarko Holding A/S 2,646 6,663
Alfa SAB de CV, Class A 109,582 79,304
Alliance Global Group, Inc. 56,400 8,939
Alpha Dhabi Holding PJSC* 41,950 127,917
AntarChile SA 3,206 22,514
Apar Industries Ltd. 240 28,720
Astra Industrial Group 693 32,845
Astra International Tbk. PT 585,000 190,092
Ayala Corp. 7,000 83,118
Bidvest Group Ltd. (The) 9,300 149,205
China Baoan Group Co. Ltd., Class A 10,400 15,873
CITIC Ltd. 200,000 234,873
CJ Corp. 343 25,551
DMCI Holdings, Inc. 121,000 23,321
Doosan Co. Ltd. 352 51,142
Dubai Investments PJSC 52,704 30,420
Far Eastern New Century Corp. 100,000 115,793
Fosun International Ltd. 48,000 27,228
Godrej Industries Ltd.* 1,296 16,003
Grupo Carso SAB de CV, Series
A1(a) 10,000 60,047
GS Holdings Corp. 2,000 59,710
GT Capital Holdings, Inc. 2,400 29,737
Hanwha Corp. 1,692 34,392
HAP Seng Consolidated Bhd. 11,900 10,598
Hong Leong Industries Bhd. 30,000 92,076
Hosken Consolidated Investments
Ltd. 19,600 205,711
Hyosung Corp. 2,290 82,639
Industries Qatar QSC 58,900 215,961
International Holding Co. PJSC* 14,700 1,620,482
JG Summit Holdings, Inc. 80,011 33,458
KOC Holding A/S 20,900 103,006
LG Corp. 3,250 178,279
Lotte Corp. 672 11,663
LT Group, Inc. 98,000 17,371
LX Holdings Corp. 752 3,885
Metlen Energy & Metals SA 2,856 99,406
Modon Holding PSC* 66,900 65,024
Multiply Group PJSC* 69,200 42,767
National Industries Group Holding
SAK 37,648 29,583
Nava Ltd. 27,350 312,966
Quinenco SA 8,136 26,360
Reunert Ltd. 62,550 283,916
Investments Shares Value
Industrial Conglomerates
(continued)
Samsung C&T Corp. 2,606 $ 220,944
San Miguel Corp. 13,510 20,645
Shanghai Industrial Holdings Ltd. 150,000 228,828
Siemens Ltd. 1,800 149,339
Sime Darby Bhd. 83,000 43,974
SK Square Co. Ltd.* 1,700 104,464
SK, Inc. 1,100 118,131
SM Investments Corp. 10,000 161,934
Sunway Bhd. 44,700 44,608
Turkiye Sise ve Cam Fabrikalari A/S 36,850 42,062
6,317,710
Industrial REITs -
0 .5%
Equites Property Fund Ltd., REIT(a) 259,250 205,728
ESR Kendall Square REIT Co. Ltd.,
REIT 3,896 14,088
FIBRA Macquarie Mexico, REIT(a)(b) 253,550 419,124
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 630,000 199,763
Prologis Property Mexico SA de CV,
REIT(a) 15,001 50,141
TF Administradora Industrial S de RL
de CV, REIT(a) 250,000 458,799
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust, Class F, REIT 485,000 148,037
1,495,680
Insurance -
2 .9%
Al Rajhi Co. for Co-operative
Insurance* 700 33,400
Allianz Malaysia Bhd. 20,000 94,085
Anadolu Anonim Turk Sigorta Sirketi* 6,624 16,623
BB Seguridade Participacoes SA 20,000 118,402
BKI Holdings PCL, NVDR 10,000 88,902
Bupa Arabia for Cooperative
Insurance Co. 1,408 75,504
Caixa Seguridade Participacoes SA 15,000 37,314
Capital Financial Indonesia Tbk. PT* 156,800 5,545
Cathay Financial Holding Co. Ltd. 284,050 610,832
Central Reinsurance Co. Ltd. 122,800 102,142
China Life Insurance Co. Ltd., Class
H 150,000 318,352
China Pacific Insurance Group Co.
Ltd., Class A 19,500 100,848
China Pacific Insurance Group Co.
Ltd., Class H 70,000 243,556
China Taiping Insurance Holdings
Co. Ltd. 31,800 54,892
Co. for Cooperative Insurance (The) 1,547 57,832
DB Insurance Co. Ltd. 1,200 95,043
Dhipaya Group Holdings PCL, NVDR 125,000 100,941
Discovery Ltd. 14,200 144,610
Fubon Financial Holding Co. Ltd. 269,498 763,746
Hanwha Life Insurance Co. Ltd. 12,318 26,421
HDFC Life Insurance Co. Ltd.(b) 19,350 165,721

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 150
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Hyundai Marine & Fire Insurance
Co. Ltd. 1,262 $ 27,755
ICICI Lombard General Insurance
Co. Ltd.(b) 4,550 103,750
ICICI Prudential Life Insurance Co.
Ltd.(b) 7,650 67,415
KGI Financial Holding Co. Ltd. 316,400 165,409
Korean Reinsurance Co. 38,750 265,072
LPI Capital Bhd. 4,900 15,106
Max Financial Services Ltd.* 5,050 77,054
Mercuries & Associates Holding Ltd. 217,550 114,750
Mercuries Life Insurance Co. Ltd.* 97,115 20,854
Momentum Group Ltd. 41,582 67,712
New China Life Insurance Co. Ltd.,
Class A 4,700 31,711
New China Life Insurance Co. Ltd.,
Class H 25,000 84,572
Old Mutual Ltd. 130,900 90,105
OUTsurance Group Ltd. 10,487 35,619
PB Fintech Ltd.* 5,300 107,224
People's Insurance Co. Group of
China Ltd. (The), Class H 229,000 115,761
PICC Property & Casualty Co. Ltd.,
Class H 200,000 304,075
Ping An Insurance Group Co. of
China Ltd., Class A 25,100 197,254
Ping An Insurance Group Co. of
China Ltd., Class H(a) 184,000 1,139,586
Porto Seguro SA 5,000 32,952
Qatar Insurance Co. SAQ 81,900 48,744
Qualitas Controladora SAB de CV 5,000 34,935
Samsung Fire & Marine Insurance
Co. Ltd. 900 219,456
Samsung Life Insurance Co. Ltd. 2,883 212,047
Sanlam Ltd. 49,750 246,865
Santam Ltd. 723 15,157
SBI Life Insurance Co. Ltd.(b) 8,050 155,297
Shin Kong Financial Holding Co.
Ltd.* 324,344 114,897
Shinkong Insurance Co. Ltd. 7,450 22,834
Star Health & Allied Insurance Co.
Ltd.* 4,900 29,367
Sunshine Insurance Group Co. Ltd. 775,000 325,974
Syarikat Takaful Malaysia Keluarga
Bhd. 200,000 180,863
Thai Life Insurance PCL, NVDR 63,600 21,109
Tongyang Life Insurance Co. Ltd. 13,669 60,520
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(b) 20,000 36,170
8,042,682
Interactive Media & Services -
2 .9%
Autohome, Inc., Class A 5,000 35,855
Baidu, Inc., Class A* 66,350 761,270
Dear U Co. Ltd.* 423 10,115
Investments Shares Value
Interactive Media & Services
(continued)
Hello Group, Inc., ADR(a) 48,050 $ 339,714
Info Edge India Ltd. 1,650 146,012
JOYY, Inc., ADR* 1,092 37,183
Kakao Corp. 5,618 150,424
Kuaishou Technology*(b) 55,000 324,720
Meitu, Inc.(a)(b) 48,000 16,361
NAVER Corp. 2,850 351,087
SOOP Co. Ltd. 275 19,130
Tencent Holdings Ltd. 108,000 5,620,601
Weibo Corp., Class A 31,000 284,504
8,096,976
IT Services -
1 .7%
Al Moammar Information Systems
Co.* 505 25,279
Arabian Internet & Communications
Services Co. 566 38,460
Chinasoft International Ltd. 78,000 57,288
Coforge Ltd. 1,350 122,404
Cyient Ltd. 1,392 30,390
Elm Co. 549 149,481
GDS Holdings Ltd., Class A* 29,200 79,250
Happiest Minds Technologies Ltd. 2,940 26,734
HCL Technologies Ltd. 21,000 441,060
Hyundai Autoever Corp. 94 9,202
Infosys Ltd. 81,522 1,703,662
LTIMindtree Ltd.(b) 1,850 125,646
Mphasis Ltd. 1,296 44,382
Perfect Presentation For Commercial
Services Co.* 3,500 13,867
Persistent Systems Ltd. 1,874 119,735
Posco DX Co. Ltd. 816 16,143
Samsung SDS Co. Ltd. 1,200 124,435
Sonata Software Ltd. 5,490 39,957
Systex Corp. 8,208 34,200
Tata Consultancy Services Ltd. 19,700 929,741
Tata Technologies Ltd. 1,650 19,746
Tech Mahindra Ltd. 13,850 264,964
Wipro Ltd. 28,350 186,041
Zensar Technologies Ltd. 2,950 24,691
4,626,758
Leisure Products -
0 .2%
Ferretti SpA 50,000 153,388
Fusheng Precision Co. Ltd. 3,950 36,677
Giant Manufacturing Co. Ltd. 5,181 29,430
Johnson Health Tech Co. Ltd. 2,000 9,457
Merida Industry Co. Ltd. 2,745 15,164
Topkey Corp. 24,100 173,755
417,871
Life Sciences Tools & Services -
0 .3%
Divi's Laboratories Ltd. 2,850 199,623
EirGenix, Inc.* 6,144 17,834
Genscript Biotech Corp.*(a) 8,000 12,245
LigaChem Biosciences, Inc.* 816 76,278
Peptron, Inc.* 672 42,852

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
151 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services
(continued)
Samsung Biologics Co. Ltd.*(b) 350 $ 254,131
Syngene International Ltd.(b) 4,200 42,968
WuXi AppTec Co. Ltd., Class A 4,760 34,785
WuXi AppTec Co. Ltd., Class H(a)(b) 5,218 34,700
715,416
Machinery -
1 .2%
Action Construction Equipment Ltd. 1,488 23,840
AIA Engineering Ltd. 600 27,256
Airtac International Group 3,000 83,708
Ashok Leyland Ltd. 24,550 60,781
BEML Ltd. 450 21,789
C Sun Manufacturing Ltd. 2,828 18,359
China CSSC Holdings Ltd., Class A 10,300 53,196
China International Marine
Containers Group Co. Ltd., Class
A 9,600 11,643
China International Marine
Containers Group Co. Ltd., Class
H 9,400 7,400
Cochin Shipyard Ltd.(b) 1,450 25,818
Craftsman Automation Ltd. 343 20,800
Creative & Innovative System* 2,703 17,237
CSBC Corp. Taiwan* 29,992 16,147
Cummins India Ltd. 2,424 100,914
Doosan Bobcat, Inc. 1,300 35,326
Doosan Robotics, Inc.* 336 17,092
Elgi Equipments Ltd. 3,360 26,475
Escorts Kubota Ltd. 564 25,120
G Shank Enterprise Co. Ltd. 4,472 12,227
Grindwell Norton Ltd. 771 20,296
Haitian International Holdings Ltd. 21,000 58,075
Hanwha Ocean Co. Ltd.* 2,050 39,737
HD Hyundai Construction Equipment
Co. Ltd. 3,850 143,678
HD Hyundai Heavy Industries Co.
Ltd.* 389 51,472
HD Hyundai Infracore Co. Ltd. 3,822 18,418
HD Hyundai Mipo* 400 31,826
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.* 1,350 179,413
Hiwin Technologies Corp. 5,535 40,856
Hyundai Elevator Co. Ltd. 676 23,170
Hyundai Rotem Co. Ltd. 1,175 53,130
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 14,517
Jupiter Wagons Ltd. 4,848 29,736
Jyoti CNC Automation Ltd.*(b) 1,014 12,642
Kaori Heat Treatment Co. Ltd. 2,214 22,251
Kenmec Mechanical Engineering
Co. Ltd. 8,075 22,305
Kinik Co. 2,800 27,004
Kirloskar Brothers Ltd. 700 16,080
Kirloskar Oil Engines Ltd. 3,216 43,867
KSB Ltd. 2,695 25,661
Investments Shares Value
Machinery
(continued)
LMW Ltd. 150 $ 29,708
Marcopolo SA 70,000 79,084
Marcopolo SA (Preference) 229,800 335,842
Ningbo Deye Technology Co. Ltd.,
Class A 1,260 16,751
Otokar Otomotiv ve Savunma Sanayi
A/S 1,440 17,428
Pentamaster Corp. Bhd. 30,600 26,903
People & Technology, Inc.* 6,100 232,507
Rainbow Robotics* 144 12,783
Sam Engineering & Equipment M
Bhd. 4,700 4,594
Samsung Heavy Industries Co. Ltd.* 13,814 95,997
Sany Heavy Equipment International
Holdings Co. Ltd. 12,000 7,857
Sany Heavy Industry Co. Ltd., Class
A 20,000 51,295
Schaeffler India Ltd. 846 34,569
SFA Engineering Corp. 5,550 85,060
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 1,142
Shin Zu Shing Co. Ltd. 5,944 32,558
Shuangliang Eco-Energy Systems
Co. Ltd., Class A 15,600 15,807
Sinotruk Hong Kong Ltd. 25,000 67,529
SK oceanplant Co. Ltd.* 1,219 11,846
SKF India Ltd. 385 23,620
Sunonwealth Electric Machine
Industry Co. Ltd. 5,022 15,126
Thermax Ltd. 576 33,740
Tian Di Science & Technology Co.
Ltd., Class A 4,900 4,235
Timken India Ltd. 329 13,259
Titagarh Rail System Ltd. 2,400 34,868
Turk Traktor ve Ziraat Makineleri A/S 1,352 28,467
UWC Bhd.* 20,400 10,948
Vesuvius India Ltd. 336 21,065
Waffer Technology Corp. 5,280 11,783
Weichai Power Co. Ltd., Class A 25,000 46,904
Weichai Power Co. Ltd., Class H 50,000 75,761
XCMG Construction Machinery Co.
Ltd., Class A 28,800 31,448
Yangzijiang Shipbuilding Holdings
Ltd. 75,000 146,270
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A 4,800 14,760
Zhengzhou Coal Mining Machinery
Group Co. Ltd., Class A 10,400 19,556
Zhengzhou Coal Mining Machinery
Group Co. Ltd., Class H 10,000 13,403
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 11,800 45,306
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 17,700 17,288
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class H 29,200 19,906
3,266,235

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 152
Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation -
0 .5%
Cia Sud Americana de Vapores SA 402,367 $ 21,721
COSCO SHIPPING Holdings Co.
Ltd., Class A 35,300 72,330
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 75,000 111,327
Evergreen Marine Corp. Taiwan Ltd. 29,750 190,812
Far-Eastern Shipping Co. plc*‡ 302,500 —
Gulf Navigation Holding PJSC* 14,976 24,342
HMM Co. Ltd. 8,475 105,139
Korea Line Corp.* 61,350 80,066
MISC Bhd. 70,000 120,210
Orient Overseas International Ltd. 3,500 47,586
Pan Ocean Co. Ltd. 6,321 16,284
Qatar Navigation QSC 31,300 98,430
Shanghai Zhonggu Logistics Co.
Ltd., Class A 7,252 8,418
Shipping Corp. of India Ltd. 56,250 144,762
Taiwan Navigation Co. Ltd. 82,334 79,405
Transcoal Pacific Tbk. PT 14,100 6,558
U-Ming Marine Transport Corp. 14,000 24,338
Wan Hai Lines Ltd. 28,150 75,295
Wisdom Marine Lines Co. Ltd. 11,898 27,257
Yang Ming Marine Transport Corp. 34,900 72,327
1,326,607
Media -
0 .4%
Affle India Ltd.* 1,450 26,509
Arabian Contracting Services Co.* 240 11,234
Cheil Worldwide, Inc. 1,392 18,600
China Literature Ltd.*(b) 10,400 37,590
China South Publishing & Media
Group Co. Ltd., Class A 9,600 16,325
Chinese Universe Publishing and
Media Group Co. Ltd., Class A 4,800 8,621
Elang Mahkota Teknologi Tbk. PT 201,600 6,551
Focus Media Information Technology
Co. Ltd., Class A 38,100 38,552
Grupo Televisa SAB, Series CPO(a) 918,800 456,740
Innocean Worldwide, Inc. 7,050 101,203
Megacable Holdings SAB de CV 20,200 44,259
MultiChoice Group* 7,200 45,313
Network18 Media & Investments
Ltd.* 9,120 9,371
Saudi Research & Media Group* 605 48,198
Sun TV Network Ltd. 1,950 17,444
VGI PCL, NVDR* 1,738,000 145,241
Zee Entertainment Enterprises Ltd.* 18,512 26,892
1,058,643
Metals & Mining -
3 .9%
Adaro Minerals Indonesia Tbk. PT* 120,400 10,740
African Rainbow Minerals Ltd. 3,744 37,607
Al Masane Al Kobra Mining Co. 1,403 27,719
Alrosa PJSC‡ 85,800 —
Investments Shares Value
Metals & Mining
(continued)
Aluminum Corp. of China Ltd., Class
A 19,600 $ 21,017
Aluminum Corp. of China Ltd., Class
H 100,000 63,670
Amman Mineral Internasional PT* 200,000 116,916
Aneka Tambang Tbk. 201,400 20,531
Angang Steel Co. Ltd., Class H*(a) 38,000 7,381
Anglo American Platinum Ltd.(a) 1,500 58,456
APL Apollo Tubes Ltd. 3,429 62,003
Baoshan Iron & Steel Co. Ltd., Class
A 60,000 54,977
Beijing Shougang Co. Ltd., Class A 10,600 4,886
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 10,199
Bradespar SA (Preference) 80,000 271,423
Bumi Resources Minerals Tbk. PT* 1,235,000 28,957
CAP SA* 21,600 129,632
Century Iron & Steel Industrial Co.
Ltd. 2,544 16,436
China Gold International Resources
Corp. Ltd.* 4,900 22,942
China Hongqiao Group Ltd.(a) 75,000 120,974
China Metal Products 89,950 103,594
China Metal Recycling Holdings
Ltd.*‡(a) 51,000 —
China Nonferrous Mining Corp. Ltd. 50,000 35,630
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 9,300 28,048
China Steel Corp. 234,050 164,361
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chun Yuan Steel Industry Co. Ltd. 159,400 90,546
Chung Hung Steel Corp. 23,000 14,752
Cia Siderurgica Nacional SA 20,000 40,665
Citic Pacific Special Steel Group Co.
Ltd., Class A 10,600 18,010
CMOC Group Ltd., Class A 43,200 46,141
CMOC Group Ltd., Class H 51,000 42,312
CSN Mineracao SA 9,600 10,299
Dongkuk Steel Mill Co. Ltd. 9,850 62,312
DRDGOLD Ltd. 10,054 12,147
East Pipes Integrated Co. for Industry 289 12,820
Eregli Demir ve Celik Fabrikalari TAS 41,200 57,192
EVERGREEN Steel Corp. 6,672 21,345
Ezz Steel Co. SAE* 75,744 171,759
Feng Hsin Steel Co. Ltd. 15,408 40,395
GEM Co. Ltd., Class A 28,800 28,210
Gerdau SA (Preference) 37,764 119,383
Gloria Material Technology Corp. 8,139 11,647
GMK Norilskiy Nickel PAO‡ 209,000 —
Godawari Power and Ispat Ltd. 107,750 250,710
Gold Fields Ltd.(a) 17,550 288,036
Grupo Mexico SAB de CV, Series B 90,000 470,258
Harmony Gold Mining Co. Ltd. 15,033 160,499
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class A 9,700 24,387
Hesteel Co. Ltd., Class A 37,600 11,678

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
153 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Hindalco Industries Ltd. 44,800 $ 365,518
Hindustan Copper Ltd. 6,750 23,617
Hsin Kuang Steel Co. Ltd. 81,750 141,608
Huaibei Mining Holdings Co. Ltd.,
Class A 9,400 20,410
Hunan Valin Steel Co. Ltd., Class A 23,500 15,489
Hyundai Steel Co. 2,152 39,531
Impala Platinum Holdings Ltd.* 25,724 167,846
Industrias CH SAB de CV, Class B,
Series B* 1,900 17,402
Industrias Penoles SAB de CV* 2,585 40,552
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A* 70,500 16,942
Inner Mongolia ERDOS Resources
Co. Ltd., Class A 6,272 8,391
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 9,027
Jai Balaji Industries Ltd.* 2,016 26,077
Jiangxi Copper Co. Ltd., Class A 9,400 28,746
Jiangxi Copper Co. Ltd., Class H 50,000 84,251
Jindal Saw Ltd. 8,256 31,075
Jindal Stainless Ltd. 6,100 48,989
Jindal Steel & Power Ltd. 8,900 97,429
JSW Steel Ltd. 24,700 283,068
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A 79,250 46,778
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D 258,000 185,542
KG DONGBUSTEEL 16,800 83,148
Kirloskar Ferrous Industries Ltd. 21,550 160,601
KISWIRE Ltd. 2,850 39,776
Korea Zinc Co. Ltd. 350 253,116
Koza Altin Isletmeleri A/S* 27,440 16,101
Koza Anadolu Metal Madencilik
Isletmeleri A/S* 57,800 103,665
Kumba Iron Ore Ltd. 1,560 29,294
Lloyds Metals & Energy Ltd. 2,064 23,880
Maanshan Iron & Steel Co. Ltd.,
Class A* 21,200 6,972
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 3,481
Magnitogorsk Iron & Steel Works
PJSC‡ 45,174 —
Maharashtra Seamless Ltd. 1,680 12,504
Merdeka Battery Materials Tbk. PT* 456,000 15,980
Merdeka Copper Gold Tbk. PT* 225,762 34,810
Metalurgica Gerdau SA (Preference) 23,400 41,515
Minsur SA 295,350 360,958
MMG Ltd.* 156,000 54,780
Nanjing Iron & Steel Co. Ltd., Class A 31,200 19,030
National Aluminium Co. Ltd. 25,680 69,424
Nickel Asia Corp. 1,250,000 73,567
NMDC Ltd. 22,150 58,445
NMDC Steel Ltd.* 33,350 18,835
Northam Platinum Holdings Ltd. 10,750 79,178
Investments Shares Value
Metals & Mining
(continued)
Novolipetsk Steel PJSC‡ 51,150 $ —
Pangang Group Vanadium Titanium
& Resources Co. Ltd., Class A* 14,100 5,707
PMB Technology Bhd.* 4,700 1,857
Polyus PJSC*‡ 1,155 —
Poongsan Corp. 500 25,145
POSCO Holdings, Inc. 1,950 474,076
Posco M-Tech Co. Ltd. 931 10,862
Press Metal Aluminium Holdings Bhd. 80,000 86,778
PTC Industries Ltd.* 100 14,270
Qatar Aluminum Manufacturing Co. 111,124 39,157
Ramkrishna Forgings Ltd. 3,648 39,950
Raspadskaya OJSC*‡ 4,240 —
Ratnamani Metals & Tubes Ltd. 576 25,208
Sam-A Aluminum Co. Ltd. 96 3,548
Sarda Energy & Minerals Ltd. 3,700 19,986
Saudi Arabian Mining Co.* 23,291 349,765
SeAH Besteel Holdings Corp. 5,850 84,104
SeAH Steel Holdings Corp. 550 67,993
Severstal PAO‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 19,293
Shandong Gold Mining Co. Ltd.,
Class H(b) 12,250 24,329
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 10,780
Shanxi Meijin Energy Co. Ltd., Class
A* 9,400 6,883
Shanxi Taigang Stainless Steel Co.
Ltd., Class A* 15,900 8,446
Shougang Fushan Resources Group
Ltd. 96,000 34,698
Shyam Metalics & Energy Ltd. 1,950 19,676
Sibanye Stillwater Ltd.* 80,950 92,809
Steel Authority of India Ltd. 28,100 38,681
TA Chen Stainless Pipe 59,800 60,565
Tata Steel Ltd. 160,950 284,360
TCC Steel 240 7,609
Thye Ming Industrial Co. Ltd. 39,787 83,076
Tianshan Aluminum Group Co. Ltd.,
Class A 24,700 28,742
Tongling Nonferrous Metals Group
Co. Ltd., Class A 29,400 14,048
Trimegah Bangun Persada Tbk. PT 225,600 12,937
Tung Ho Steel Enterprise Corp. 17,050 39,219
United Co. RUSAL International
PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 34,169
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A 155,000 176,990
Vale Indonesia Tbk. PT* 29,912 7,280
Vale SA 105,000 1,125,684
Vedanta Ltd. 49,440 272,846
VSMPO-AVISMA Corp. PJSC‡ 53 —
Welspun Corp. Ltd. 5,280 45,704

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 154
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Western Mining Co. Ltd., Class A 4,800 $ 11,933
Western Superconducting
Technologies Co. Ltd., Class A 1,052 7,433
Xiamen Tungsten Co. Ltd., Class A 3,900 10,655
Yieh Phui Enterprise Co. Ltd. 60,240 28,484
Young Poong Corp. 150 43,478
Yunnan Aluminium Co. Ltd., Class A 6,300 12,608
Yunnan Copper Co. Ltd., Class A 4,800 8,850
Yunnan Tin Co. Ltd., Class A 9,600 20,642
Zhaojin Mining Industry Co. Ltd.,
Class H(a) 24,500 43,174
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 4,840 21,133
Zhongjin Gold Corp. Ltd., Class A 15,600 31,263
Zijin Mining Group Co. Ltd., Class A 35,000 82,733
Zijin Mining Group Co. Ltd., Class H 100,000 213,264
10,913,830
Multi-Utilities -
0 .1%
Dubai Electricity & Water Authority
PJSC 177,050 120,026
Power & Water Utility Co. for Jubail
& Yanbu 1,225 19,179
Qatar Electricity & Water Co. QSC 13,350 59,472
YTL Corp. Bhd. 100,000 45,444
YTL Power International Bhd. 81,631 57,975
302,096
Office REITs -
0 .1%
AREIT, Inc., REIT 30,000 20,134
Embassy Office Parks REIT, REIT 8,680 40,808
JR Global Reit, REIT 3,800 8,578
RL Commercial REIT, Inc., REIT 1,460,000 150,246
Shinhan Alpha REIT Co. Ltd., REIT 5,118 21,473
241,239
Oil, Gas & Consumable Fuels -
4 .8%
Adaro Energy Indonesia Tbk. PT 390,100 89,975
ADNOC Logistics & Services 21,792 34,412
Aegis Logistics Ltd. 2,650 25,231
AKR Corporindo Tbk. PT 140,000 12,042
Bangchak Corp. PCL, NVDR 14,000 14,209
Bangchak Sriracha PCL, NVDR 300,000 65,788
Banpu PCL, NVDR 93,200 17,262
Bashneft PJSC‡ 1,305 —
Bashneft PJSC (Preference)‡ 1,163 —
Bayan Resources Tbk. PT 169,800 186,082
Bharat Petroleum Corp. Ltd. 57,978 214,264
Brava Energia 99,150 290,834
Bukit Asam Tbk. PT 106,000 19,991
Bumi Resources Tbk. PT* 5,042,100 44,654
CGN Mining Co. Ltd. 25,000 6,303
Chennai Petroleum Corp. Ltd. 16,000 121,723
China Coal Energy Co. Ltd., Class A 16,100 29,256
China Coal Energy Co. Ltd., Class H 51,000 63,632
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
China Merchants Energy Shipping
Co. Ltd., Class A 14,100 $ 13,316
China Petroleum & Chemical Corp.,
Class A 130,000 112,906
China Petroleum & Chemical Corp.,
Class H 700,000 394,371
China Shenhua Energy Co. Ltd.,
Class A 15,000 84,405
China Shenhua Energy Co. Ltd.,
Class H 100,000 432,831
China Suntien Green Energy Corp.
Ltd., Class H 50,000 22,767
Coal India Ltd. 64,100 344,603
Cosan SA 35,000 71,466
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 15,821
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H(a) 12,000 11,484
Dana Gas PJSC* 1,844,450 338,961
Ecopetrol SA 149,450 57,572
Exxaro Resources Ltd. 6,250 58,558
Formosa Petrochemical Corp. 20,736 31,130
Gazprom PJSC*‡ 412,500 —
Great Eastern Shipping Co. Ltd.
(The) 33,750 517,531
Guanghui Energy Co. Ltd., Class A 15,100 16,234
Guangzhou Development Group,
Inc., Class A 26,000 23,422
Gujarat Mineral Development Corp.
Ltd. 3,024 13,323
Harum Energy Tbk. PT* 850,000 65,530
HD Hyundai Co. Ltd. 1,150 66,500
Helleniq Energy Holdings SA 1,316 9,858
Hibiscus Petroleum Bhd. 291,880 133,309
Hindustan Petroleum Corp. Ltd. 27,900 126,383
Indian Oil Corp. Ltd. 109,950 186,488
Indo Tambangraya Megah Tbk. PT 130,000 207,694
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 10,200 28,784
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 32,100 74,376
IRPC PCL, NVDR 401,800 18,337
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 10,212
Jizhong Energy Resources Co. Ltd.,
Class A 4,800 4,000
Kinetic Development Group Ltd. 700,000 136,859
LUKOIL PJSC‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd. 5,520 9,700
Medco Energi Internasional Tbk. PT 178,600 14,566
MOL Hungarian Oil & Gas plc 9,850 68,201
Motor Oil Hellas Corinth Refineries
SA 1,678 35,779
Nanjing Tanker Corp., Class A* 9,800 4,669
Novatek PJSC‡ 20,020 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
155 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Oil & Natural Gas Corp. Ltd. 120,450 $ 381,249
Oil India Ltd. 19,335 108,475
Petrindo Jaya Kreasi Tbk. PT* 24,000 11,622
PetroChina Co. Ltd., Class H 600,000 450,710
Petroleo Brasileiro SA 105,000 708,495
Petroleo Brasileiro SA (Preference) 133,400 827,535
Petronas Dagangan Bhd. 4,900 20,119
Petronet LNG Ltd. 20,850 82,571
Petroreconcavo SA 45,000 131,997
Pingdingshan Tianan Coal Mining
Co. Ltd., Class A 9,800 13,965
PRIO SA 25,000 176,981
PTT Exploration & Production PCL 469 1,758
PTT Exploration & Production PCL,
NVDR 44,531 166,934
PTT PCL, NVDR 235,000 233,294
Qatar Fuel QSC 22,750 95,786
Qatar Gas Transport Co. Ltd. 69,350 81,521
Rabigh Refining & Petrochemical
Co.* 10,752 23,361
Reliance Industries Ltd. 163,156 2,584,631
Rosneft Oil Co. PJSC‡ 72,122 —
Rosneft Oil Co. PJSC, GDR*‡(b) 1,920 —
Saudi Arabian Oil Co.(b) 114,956 826,427
Semirara Mining & Power Corp.,
Class A 42,200 23,602
Shaanxi Coal Industry Co. Ltd., Class
A 25,000 86,710
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 7,411
Shanxi Coking Coal Energy Group
Co. Ltd., Class A 9,400 10,872
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 10,000 20,518
Sinopec Kantons Holdings Ltd. 300,000 165,157
SK Discovery Co. Ltd. 3,200 78,377
SK Gas Ltd. 48 6,946
SK Innovation Co. Ltd.* 1,700 144,623
S-Oil Corp. 1,389 57,674
Star Petroleum Refining PCL, NVDR 33,500 6,651
Surgutneftegas PJSC‡ 319,000 —
Surgutneftegas PJSC (Preference)‡ 225,500 —
Tatneft PJSC‡ 22,094 —
Tatneft PJSC, ADR*‡ 4,806 —
Tatneft PJSC (Preference)‡ 3,870 —
Thai Oil PCL, NVDR 35,002 42,527
Thungela Resources Ltd. 42,800 307,153
Transneft PJSC (Preference)‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 23,600 99,520
Ultrapar Participacoes SA 20,000 72,174
United Tractors Tbk. PT 40,000 69,959
Vista Energy SAB de CV, ADR* 2,200 109,692
Yancoal Australia Ltd.(a)(b) 9,400 40,263
Yankuang Energy Group Co. Ltd.,
Class A 10,335 22,411
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Yankuang Energy Group Co. Ltd.,
Class H(a) 89,699 $ 116,762
13,414,037
Paper & Forest Products -
0 .4%
Aditya Birla Real Estate Ltd. 1,050 34,250
Century Plyboards India Ltd. 3,256 32,877
Chung Hwa Pulp Corp.* 16,800 9,727
Dexco SA 105,000 150,188
Dongwha Enterprise Co. Ltd.* 1,102 8,776
Empresas CMPC SA 25,861 41,182
Indah Kiat Pulp & Paper Tbk. PT 87,500 45,018
Lee & Man Paper Manufacturing Ltd.
(a) 800,000 246,964
Longchen Paper & Packaging Co.
Ltd.* 266,200 111,332
Nine Dragons Paper Holdings Ltd.* 55,000 23,912
Pabrik Kertas Tjiwi Kimia Tbk. PT 415,000 195,667
Sappi Ltd. 16,314 43,978
Shandong Sun Paper Industry JSC
Ltd., Class A 13,900 25,414
Shihlin Paper Corp.* 9,648 16,351
Suzano SA 20,000 206,504
YFY, Inc. 22,472 21,427
1,213,567
Passenger Airlines -
0 .4%
Aegean Airlines SA 1,056 11,424
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 66,300 51,986
Asiana Airlines, Inc.* 12,600 92,126
Bangkok Airways PCL, NVDR 39,100 29,547
China Airlines Ltd. 61,000 43,028
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 7,717
China Eastern Airlines Corp. Ltd.,
Class H*(a) 46,000 13,313
China Southern Airlines Co. Ltd.,
Class A* 14,100 12,206
China Southern Airlines Co. Ltd.,
Class H*(a) 24,000 10,465
Eva Airways Corp. 82,300 95,940
Hainan Airlines Holding Co. Ltd.,
Class A* 67,200 13,033
InterGlobe Aviation Ltd.*(b) 3,350 161,452
Jazeera Airways Co. KSCP* 4,053 13,677
Jeju Air Co. Ltd.* 13,550 93,475
Jin Air Co. Ltd.* 7,800 63,248
Korean Air Lines Co. Ltd. 5,200 90,058
Latam Airlines Group SA 7,263,077 97,150
Pegasus Hava Tasimaciligi A/S* 5,283 35,682
Turk Hava Yollari AO* 20,035 159,215
1,094,742
Personal Care Products -
0 .5%
Amorepacific Corp. 661 55,850
AMOREPACIFIC Group 611 9,896

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 156
Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products
(continued)
APR Corp.* 500 $ 18,152
Colgate-Palmolive India Ltd. 2,600 94,694
Cosmax, Inc. 144 15,746
Dabur India Ltd. 13,650 87,660
EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret A/S 5,880 6,815
Emami Ltd. 3,696 30,916
Giant Biogene Holding Co. Ltd.(a)(b) 10,000 68,044
Gillette India Ltd. 192 22,732
Godrej Consumer Products Ltd. 8,100 123,605
Grape King Bio Ltd. 4,752 22,321
Hengan International Group Co. Ltd. 25,000 73,961
Hindustan Unilever Ltd. 17,600 529,185
Hyundai Bioscience Co. Ltd.* 576 7,221
Industri Jamu Dan Farmasi Sido
Muncul Tbk. PT 456,000 17,723
Kolmar Korea Co. Ltd. 240 12,330
LG H&H Co. Ltd. 144 34,591
LG H&H Co. Ltd. (Preference) 43 4,540
Microbio Co. Ltd.* 1,659 1,970
Natura & Co. Holding SA 14,958 35,426
Procter & Gamble Hygiene & Health
Care Ltd. 256 48,997
Sarantis SA 1,666 19,932
TCI Co. Ltd. 1,000 4,151
1,346,458
Pharmaceuticals -
1 .6%
Ajanta Pharma Ltd. 576 20,994
Alembic Pharmaceuticals Ltd. 2,000 26,850
Alkem Laboratories Ltd. 1,350 92,786
Aspen Pharmacare Holdings Ltd. 11,500 116,099
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 8,156
Aurobindo Pharma Ltd. 6,900 114,595
Beijing Tong Ren Tang Chinese
Medicine Co. Ltd.(a) 5,000 5,229
Bora Pharmaceuticals Co. Ltd. 1,008 22,778
Boryung 11,000 88,717
BrightGene Bio-Medical Technology
Co. Ltd., Class A 3,959 16,725
Caplin Point Laboratories Ltd. 912 22,076
Caregen Co. Ltd. 144 1,773
Celltrion Pharm, Inc.* 142 6,411
Center Laboratories, Inc. 11,446 17,701
Changchun High-Tech Industry
Group Co. Ltd., Class A 600 8,801
China Medical System Holdings Ltd. 50,000 50,100
China Resources Pharmaceutical
Group Ltd.(b) 51,000 36,080
China Shineway Pharmaceutical
Group Ltd. 100,000 118,337
China Traditional Chinese Medicine
Holdings Co. Ltd.* 100,000 30,613
Investments Shares Value
Pharmaceuticals
(continued)
Chong Kun Dang Pharmaceutical
Corp. 302 $ 22,497
Cipla Ltd. 11,050 203,920
Concord Biotech Ltd. 1,056 22,986
CSPC Pharmaceutical Group Ltd. 182,080 134,668
Daewoong Co. Ltd. 7,350 138,212
Daewoong Pharmaceutical Co. Ltd. 49 5,646
Dong-A Socio Holdings Co. Ltd. 1,100 99,159
DongKook Pharmaceutical Co. Ltd. 720 9,391
Dr Reddy's Laboratories Ltd. 13,250 200,784
Eris Lifesciences Ltd.*(b) 2,150 33,832
Gland Pharma Ltd.(b) 971 19,066
GlaxoSmithKline Pharmaceuticals
Ltd. 376 12,128
Glenmark Pharmaceuticals Ltd. 2,400 48,366
Grand Pharmaceutical Group Ltd. 52,000 30,500
Granules India Ltd. 5,750 38,950
Hanall Biopharma Co. Ltd.* 576 18,449
Hanmi Pharm Co. Ltd. 150 34,837
Hansoh Pharmaceutical Group Co.
Ltd.(b) 14,000 32,666
HK inno N Corp. 192 6,901
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hypera SA* 10,000 38,177
Ipca Laboratories Ltd. 3,800 71,801
Jamjoom Pharmaceuticals Factory
Co. 480 21,599
JB Chemicals & Pharmaceuticals Ltd. 1,152 26,867
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 10,200 66,799
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A 4,700 7,457
Jubilant Pharmova Ltd., Class A 1,717 24,743
JW Pharmaceutical Corp. 4,000 78,261
Kalbe Farma Tbk. PT 358,400 36,879
Laurus Labs Ltd.(b) 8,100 47,322
Livzon Pharmaceutical Group, Inc.,
Class H 3,930 13,219
Lotus Pharmaceutical Co. Ltd. 2,000 15,699
Lumosa Therapeutics Co. Ltd.* 2,188 25,950
Lupin Ltd. 5,450 141,746
Luye Pharma Group Ltd.*(b) 24,000 8,613
Mankind Pharma Ltd.* 2,068 65,600
Mezzion Pharma Co. Ltd.* 600 15,565
Natco Pharma Ltd. 2,500 41,712
Neuland Laboratories Ltd. 195 33,873
Oneness Biotech Co. Ltd.* 4,406 17,671
Oscotec, Inc.* 1,034 21,204
Pfizer Ltd. 341 20,674
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 15,800 50,446
Richter Gedeon Nyrt. 4,089 117,857
Sam Chun Dang Pharm Co. Ltd.* 240 23,530
Sanofi India Ltd. 144 11,635

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
157 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Saudi Pharmaceutical Industries &
Medical Appliances Corp.* 1,470 $ 13,112
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 6,900 25,794
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 19,000 36,170
Shanghai Shyndec Pharmaceutical
Co. Ltd., Class A 14,400 24,487
Shenzhen Salubris Pharmaceuticals
Co. Ltd., Class A 5,200 23,531
Shijiazhuang Yiling Pharmaceutical
Co. Ltd., Class A 4,700 11,229
Shin Poong Pharmaceutical Co. Ltd.* 1,824 16,191
Sichuan Kelun Pharmaceutical Co.
Ltd., Class A 4,800 21,627
Sino Biopharmaceutical Ltd. 178,999 81,275
SK Biopharmaceuticals Co. Ltd.* 561 47,929
SSY Group Ltd. 10,000 4,849
ST Pharm Co. Ltd. 141 10,248
Strides Pharma Science Ltd. 2,300 42,547
Sun Pharmaceutical Industries Ltd. 23,050 506,827
Suven Pharmaceuticals Ltd.* 3,300 51,545
Synmosa Biopharma Corp. 17,899 20,223
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 9,600 22,944
Torrent Pharmaceuticals Ltd. 2,300 87,602
TTY Biopharm Co. Ltd. 2,575 5,891
United Laboratories International
Holdings Ltd. (The) 24,000 32,599
Wockhardt Ltd.* 1,920 27,591
YiChang HEC ChangJiang
Pharmaceutical Co. Ltd., Class
H*(b) 144,600 164,048
Yuhan Corp. 1,151 115,684
Yunnan Baiyao Group Co. Ltd., Class
A 5,000 40,095
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 19,761
Zydus Lifesciences Ltd. 4,658 55,465
4,471,942
Professional Services -
0 .1%
BLS International Services Ltd. 3,626 17,156
Computer Age Management Services
Ltd. 1,007 53,217
CTOS Digital Bhd. 84,900 22,490
eClerx Services Ltd. 679 23,503
Firstsource Solutions Ltd. 6,900 27,916
L&T Technology Services Ltd.(b) 510 29,998
My EG Services Bhd. 90,687 17,292
NICE Information Service Co. Ltd. 11,000 88,717
RITES Ltd. 4,200 15,017
Sporton International, Inc. 3,150 20,843
316,149
Investments Shares Value
Real Estate Management & Development -
3 .2%
Advancetek Enterprise Co. Ltd. 111,650 $ 223,718
Aldar Properties PJSC 107,700 223,434
Allos SA 10,000 38,212
Amata Corp. PCL, NVDR 159,300 138,080
Anant Raj Ltd. 3,840 33,830
Arabian Centres Co.(b) 6,407 35,142
Arriyadh Development Co. 2,145 17,191
Ayala Land, Inc. 86,700 48,788
Barwa Real Estate Co. 70,750 55,496
Brigade Enterprises Ltd. 3,200 44,861
Bumi Serpong Damai Tbk. PT* 2,125,000 165,180
C&D International Investment Group
Ltd.(a) 32,004 60,514
Cathay Real Estate Development
Co. Ltd. 20,550 15,554
Cencosud Shopping SA 11,750 19,395
Central Pattana PCL, NVDR 30,700 57,088
China Dili Group, Class D*‡ 50,001 —
China Jinmao Holdings Group Ltd.(a) 1,800,000 280,150
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 19,600 31,098
China Overseas Land & Investment
Ltd.(a) 100,000 191,140
China Overseas Property Holdings
Ltd. 15,000 11,538
China Resources Land Ltd. 78,500 261,014
China Resources Mixc Lifestyle
Services Ltd.(b) 9,800 40,401
China Vanke Co. Ltd., Class A* 24,000 31,300
China Vanke Co. Ltd., Class H*(a) 60,000 57,188
Chong Hong Construction Co. Ltd. 7,150 19,526
Ciputra Development Tbk. PT 2,885,049 246,318
Commercial Real Estate Co. KSC 478,050 229,127
Corp. Inmobiliaria Vesta SAB de
CV(a) 15,000 39,147
Country Garden Holdings Co. Ltd.*‡ 282,000 4,516
Country Garden Services Holdings
Co. Ltd.(a) 52,000 39,262
Dar Al Arkan Real Estate
Development Co.* 7,655 33,957
Delpha Construction Co. Ltd. 8,965 10,940
DLF Ltd. 16,550 161,364
Eco World Development Group Bhd. 370,000 151,245
Emaar Development PJSC 26,438 66,797
Emaar Economic City* 9,847 22,522
Emaar Properties PJSC 178,750 422,907
Fortress Real Estate Investments
Ltd., Class B(a) 28,150 29,933
Gemdale Corp., Class A 14,100 12,127
Godrej Properties Ltd.* 2,100 71,819
Greenland Holdings Corp. Ltd., Class
A* 33,600 9,869
Greentown China Holdings Ltd.(a) 25,000 33,186
Greentown Service Group Co. Ltd.(b) 500,000 263,043
Hainan Airport Infrastructure Co. Ltd.,
Class A* 9,800 4,848

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 158
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 $ 5,989
Hanson International Tbk. PT*‡ 2,409,275 —
Highwealth Construction Corp. 55,000 69,952
Hopson Development Holdings Ltd.* 24,816 11,140
Huaku Development Co. Ltd. 5,702 21,000
Huang Hsiang Construction Corp. 5,050 9,047
Iguatemi SA 78,900 288,136
IOI Properties Group Bhd. 52,800 27,491
KE Holdings, Inc., ADR 11,500 252,195
KE Holdings, Inc., Class A(a) 10,000 74,475
Kindom Development Co. Ltd. 12,950 18,330
LAMDA Development SA* 1,368 10,990
Land & Houses PCL, NVDR 150,800 25,919
Longfor Group Holdings Ltd.(a)(b) 52,488 85,202
LSR Group PJSC, Class A‡ 21,295 —
Mabanee Co. KPSC 16,577 45,131
Macrotech Developers Ltd.(b) 5,450 78,182
Mah Sing Group Bhd. 535,000 210,139
MAS P.L.C.* 162,200 168,622
Matrix Concepts Holdings Bhd. 275,000 132,507
MBK PCL, NVDR 147,444 86,950
Megaworld Corp.* 3,100,000 123,232
Metropolitan Kentjana Tbk. PT 9,600 15,903
Multiplan Empreendimentos
Imobiliarios SA 5,000 22,103
Oberoi Realty Ltd. 2,400 56,137
Onewo, Inc., Class H 5,000 14,728
OSK Holdings Bhd. 320,000 113,999
Pakuwon Jati Tbk. PT 5,090,000 155,019
Parque Arauco SA 224,950 369,422
Phoenix Mills Ltd. (The) 3,332 60,317
Plaza SA 8,634 14,099
Poly Developments and Holdings
Group Co. Ltd., Class A 31,200 47,355
Prestige Estates Projects Ltd. 2,208 42,971
Prince Housing & Development Corp. 50,000 16,230
Pruksa Holding PCL, NVDR 305,000 80,442
Quality Houses PCL, NVDR 1,850,000 101,971
Radiance Holdings Group Co.
Ltd.*(a)(b) 200,000 77,948
Raymond Ltd. 1,316 25,602
Red Star Macalline Group Corp. Ltd.,
Class A* 14,700 6,487
Retal Urban Development Co., Class
A 5,400 20,848
Robinsons Land Corp. 570,000 150,862
Ruentex Development Co. Ltd. 50,000 72,566
Salhia Real Estate Co. KSCP 17,090 24,016
Sansiri PCL, NVDR 2,660,000 144,252
Saudi Real Estate Co.* 3,478 23,846
Seazen Group Ltd.*(a) 900,000 272,047
Seazen Holdings Co. Ltd., Class A* 4,700 9,604
Investments Shares Value
Real Estate Management & Development
(continued)
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B 4,800 $ 4,075
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 2,979
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A 4,700 18,944
Shenzhen Investment Ltd.(a) 800,000 98,786
Shenzhen Overseas Chinese Town
Co. Ltd., Class A* 22,200 9,235
Shoucheng Holdings Ltd. 98,000 13,110
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 765 12,402
Sime Darby Property Bhd. 86,400 28,215
Sinic Holdings Group Co. Ltd.*‡ 318,000 —
SK D&D Co. Ltd. 1 6
SM Prime Holdings, Inc. 195,000 102,852
Sobha Ltd. 900 17,001
SP Setia Bhd. Group 50,000 16,214
Sunac China Holdings Ltd.*(a) 1,850,000 647,252
Supalai PCL, NVDR 23,800 13,824
Talaat Moustafa Group 19,728 23,823
United Development Co. QSC 582,650 183,068
UOA Development Bhd. 28,000 12,149
Valor Estate Ltd.* 8,592 16,759
WHA Corp. PCL, NVDR 117,490 20,368
Youngor Fashion Co. Ltd., Class A 14,400 15,198
Yuexiu Property Co. Ltd. 57,079 47,208
Yungshin Construction &
Development Co. Ltd. 1,600 10,587
Zhuhai Huafa Properties Co. Ltd.,
Class A 4,900 4,800
8,955,023
Residential REITs -
0 .0% (d)
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT* 111,256 32,672
Retail REITs -
0 .5%
CPN Retail Growth Leasehold REIT,
REIT 870,100 311,993
Hyprop Investments Ltd., REIT(a) 125,800 296,996
IGB REIT, REIT 53,900 25,602
LOTTE Reit Co. Ltd., REIT 1,828 4,464
Pavilion REIT, REIT 15,000 5,275
Resilient REIT Ltd., REIT(a) 96,500 306,257
Sunway REIT, REIT 53,900 22,156
Vukile Property Fund Ltd., REIT 362,670 381,542
1,354,285
Semiconductors & Semiconductor Equipment -
8 .6%
3peak, Inc., Class A* 245 3,838
ADATA Technology Co. Ltd. 8,352 22,340
Advanced Wireless Semiconductor
Co. 5,104 14,719

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
159 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Airoha Technology Corp. 1,250 $ 24,228
Alchip Technologies Ltd. 1,600 101,873
Amlogic Shanghai Co. Ltd., Class A 1,536 15,033
Andes Technology Corp.* 1,507 18,673
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 165 3,573
AP Memory Technology Corp. 2,224 20,928
Ardentec Corp. 12,672 21,436
ASE Technology Holding Co. Ltd. 100,000 490,012
ASMedia Technology, Inc. 464 23,605
ASPEED Technology, Inc. 709 92,940
Cambricon Technologies Corp. Ltd.,
Class A* 500 31,873
China Resources Microelectronics
Ltd., Class A 1,350 9,562
Chipbond Technology Corp. 21,776 43,022
ChipMOS Technologies, Inc. 15,504 17,227
D&O Green Technologies Bhd. 15,300 8,036
Daqo New Energy Corp., ADR*(a) 16,900 381,602
DB HiTek Co. Ltd. 988 27,922
Duk San Neolux Co. Ltd.* 423 8,429
Elan Microelectronics Corp. 3,378 15,393
Elite Semiconductor Microelectronics
Technology, Inc. 12,360 26,271
eMemory Technology, Inc. 1,350 134,410
Ennostar, Inc. 7,000 10,214
Eo Technics Co. Ltd. 144 17,854
Episil Technologies, Inc.* 6,292 10,938
Eugene Technology Co. Ltd. 350 9,486
Everlight Electronics Co. Ltd. 11,850 30,993
Faraday Technology Corp. 4,154 30,403
Fitipower Integrated Technology, Inc. 1,488 11,494
Flat Glass Group Co. Ltd., Class A 5,200 21,010
Flat Glass Group Co. Ltd., Class H(a) 1,000 2,037
FocalTech Systems Co. Ltd. 9,176 24,172
Formosa Advanced Technologies
Co. Ltd. 13,950 14,825
Formosa Sumco Technology Corp. 1,000 3,730
Foxsemicon Integrated Technology,
Inc. 2,650 28,493
GCL System Integration Technology
Co. Ltd., Class A* 9,800 3,719
GCL Technology Holdings Ltd.* 550,000 121,681
Global Mixed Mode Technology, Inc. 2,448 17,229
Global Unichip Corp. 1,432 55,197
Globalwafers Co. Ltd. 5,616 74,319
Grand Process Technology Corp. 500 25,125
Greatek Electronics, Inc. 7,632 13,744
Gudeng Precision Industrial Co. Ltd. 1,812 30,652
HAESUNG DS Co. Ltd. 3,750 72,826
Hana Materials, Inc. 318 6,867
Hangzhou First Applied Material Co.
Ltd., Class A 5,213 13,656
Hangzhou Silan Microelectronics Co.
Ltd., Class A* 5,200 22,705
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Hanmi Semiconductor Co. Ltd. 969 $ 64,600
Holtek Semiconductor, Inc. 5,712 9,930
HPSP Co. Ltd. 768 17,113
Hua Hong Semiconductor Ltd.(a)(b) 6,000 16,863
Inari Amertron Bhd. 39,200 25,781
Innox Advanced Materials Co. Ltd. 4,500 80,380
ISC Co. Ltd. 144 6,814
ITE Technology, Inc. 4,100 17,339
JA Solar Technology Co. Ltd., Class
A 9,992 27,130
JCET Group Co. Ltd., Class A 4,800 26,929
Jentech Precision Industrial Co. Ltd. 1,287 59,249
Jinko Solar Co. Ltd., Class A 35,651 47,447
Jusung Engineering Co. Ltd. 1,152 25,878
King Yuan Electronics Co. Ltd. 22,843 89,476
Kinsus Interconnect Technology
Corp. 4,000 13,421
Koh Young Technology, Inc. 1,692 13,462
LEENO Industrial, Inc. 200 26,464
LONGi Green Energy Technology
Co. Ltd., Class A 15,248 42,301
LX Semicon Co. Ltd. 3,650 162,928
M31 Technology Corp. 460 10,883
Macronix International Co. Ltd. 50,000 37,687
Marketech International Corp. 4,550 21,728
Materials Analysis Technology, Inc. 1,000 8,474
MediaTek, Inc. 30,500 1,227,996
Montage Technology Co. Ltd., Class
A 3,875 37,254
MPI Corp. 2,428 61,003
Nanya Technology Corp.* 26,600 35,118
NAURA Technology Group Co. Ltd.,
Class A 800 44,113
NEXTIN, Inc. 265 12,443
Novatek Microelectronics Corp. 12,100 189,959
Nuvoton Technology Corp. 4,000 12,609
Orient Semiconductor Electronics
Ltd. 14,256 17,353
Pan Jit International, Inc. 8,000 13,883
Parade Technologies Ltd. 1,400 31,286
Phison Electronics Corp. 2,776 40,852
Pixart Imaging, Inc. 4,200 31,985
Powerchip Semiconductor
Manufacturing Corp.* 52,000 29,213
Powertech Technology, Inc. 14,550 57,446
Radiant Opto-Electronics Corp. 9,350 61,721
Raydium Semiconductor Corp. 1,824 19,327
RDC Semiconductor Co. Ltd.* 1,500 10,534
Realtek Semiconductor Corp. 9,850 147,104
S&S Tech Corp. 423 7,173
Sanan Optoelectronics Co. Ltd.,
Class A 4,800 9,275
SDI Corp. 1,781 6,698
Seoul Semiconductor Co. Ltd. 1,911 13,017
SFA Semicon Co. Ltd.* 3,381 9,016

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 160
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Shanghai Aiko Solar Energy Co. Ltd.,
Class A* 4,800 $ 8,628
Shanghai Fudan Microelectronics
Group Co. Ltd., Class A 1,050 6,488
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 8,531
Sigurd Microelectronics Corp. 16,300 37,494
Silergy Corp. 6,650 105,022
Silicon Integrated Systems Corp. 5,959 14,377
SIMMTECH Co. Ltd. 7,100 85,303
Sino-American Silicon Products, Inc. 16,352 80,382
Sitronix Technology Corp. 2,160 14,966
SK Hynix, Inc. 10,789 1,456,515
Sunplus Technology Co. Ltd.* 5,116 4,702
Taiwan Mask Corp. 7,000 12,082
Taiwan Semiconductor Co. Ltd. 75,300 147,357
Taiwan Semiconductor Manufacturing
Co. Ltd. 481,885 15,491,309
Taiwan-Asia Semiconductor Corp. 13,000 14,120
TCL Zhonghuan Renewable Energy
Technology Co. Ltd., Class A 10,375 18,474
TechWing, Inc. 750 24,239
Tokai Carbon Korea Co. Ltd. 86 5,328
TongFu Microelectronics Co. Ltd.,
Class A 5,200 19,746
Tongwei Co. Ltd., Class A 15,300 66,118
Topco Scientific Co. Ltd. 2,704 26,542
Trina Solar Co. Ltd., Class A 10,325 36,319
TSEC Corp. 26,708 18,005
Unisem M Bhd. 14,700 10,172
United Microelectronics Corp. 350,000 525,983
United Renewable Energy Co. Ltd.* 50,256 17,646
UPI Semiconductor Corp. 2,688 20,764
Vanguard International
Semiconductor Corp. 19,540 58,852
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 528 3,104
Via Technologies, Inc. 5,424 19,722
VisEra Technologies Co. Ltd. 1,392 12,208
Visual Photonics Epitaxy Co. Ltd. 4,000 17,603
ViTrox Corp. Bhd. 9,400 6,976
Wafer Works Corp. 26,154 23,795
Will Semiconductor Co. Ltd.
Shanghai, Class A 900 13,572
Win Semiconductors Corp.* 6,961 26,506
Winbond Electronics Corp.* 63,007 37,855
WinWay Technology Co. Ltd. 650 26,475
WONIK IPS Co. Ltd.* 329 6,640
Wonik QnC Corp. 400 6,986
Xinjiang Daqo New Energy Co. Ltd.,
Class A 5,488 24,981
XinTec, Inc. 3,000 19,991
Xinyi Solar Holdings Ltd. 124,000 63,640
23,854,487
Investments Shares Value
Software -
0 .2%
360 Security Technology, Inc., Class
A 9,800 $ 13,318
Ahnlab, Inc. 1,950 84,076
Beijing Kingsoft Office Software, Inc.,
Class A 611 22,113
Beijing Shiji Information Technology
Co. Ltd., Class A 6,370 6,947
Birlasoft Ltd. 5,614 36,727
CE Info Systems Ltd. 480 11,155
Douzone Bizon Co. Ltd. 350 15,065
EMRO, Inc.* 294 11,142
Hundsun Technologies, Inc., Class A 4,550 17,143
Iflytek Co. Ltd., Class A 4,800 30,997
Intellect Design Arena Ltd. 3,072 26,895
Kingdee International Software
Group Co. Ltd.* 50,000 52,287
KPIT Technologies Ltd. 3,381 56,021
NavInfo Co. Ltd., Class A* 4,700 6,737
Newgen Software Technologies Ltd. 1,920 29,313
Oracle Financial Services Software
Ltd. 450 58,261
Qi An Xin Technology Group, Inc.,
Class A* 539 2,403
Rategain Travel Technologies Ltd.* 1,968 17,612
Route Mobile Ltd. 954 17,284
Shanghai Baosight Software Co.
Ltd., Class A 3,200 12,088
Shanghai Baosight Software Co.
Ltd., Class B 9,949 15,053
Tanla Platforms Ltd. 2,652 23,724
Tata Elxsi Ltd. 650 54,280
TOTVS SA 10,000 51,548
Yonyou Network Technology Co. Ltd.,
Class A* 4,700 7,530
679,719
Specialty Retail -
1 .0%
Abu Dhabi National Oil Co. for
Distribution PJSC 49,400 48,553
Aditya Birla Fashion and Retail Ltd.* 6,536 23,952
Aldrees Petroleum and Transport
Services Co. 768 28,301
Ali Alghanim Sons Automotive Co.
KSCC 40,550 138,825
Aurora Design PCL, NVDR 29,300 12,764
Bermaz Auto Bhd. 330,000 155,241
China Tourism Group Duty Free
Corp. Ltd., Class A 4,600 43,850
Chow Tai Fook Jewellery Group Ltd. 49,000 46,388
Com7 PCL, NVDR 9,300 7,717
Detsky Mir PJSC*‡(b) 258,500 —
Dogan Sirketler Grubu Holding A/S 39,249 14,857
Dogus Otomotiv Servis ve Ticaret A/S 893 5,477
EEKA Fashion Holdings Ltd.(a) 100,000 108,047
Empresas Copec SA 11,750 74,184
Foschini Group Ltd. (The) 11,250 97,636
FSN E-Commerce Ventures Ltd.* 18,240 39,408

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
161 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
HLA Group Corp. Ltd., Class A 4,900 $ 3,918
Home Product Center PCL, NVDR 78,600 22,244
Hotai Motor Co. Ltd. 9,550 193,444
Hotel Shilla Co. Ltd. 470 15,190
Italtile Ltd.(a) 142,050 105,654
Jarir Marketing Co. 11,699 41,243
JUMBO SA 1,800 47,877
Lojas Renner SA 30,000 96,238
M.Video PJSC*‡ 31,680 —
Map Aktif Adiperkasa PT 240,000 16,591
Metro Brands Ltd. 1,785 25,483
Motus Holdings Ltd.(a) 46,050 307,321
MR DIY Group M Bhd.(b) 57,600 28,807
Mr Price Group Ltd. 6,950 100,571
National Petroleum Co. Ltd. 2,000 4,057
Padini Holdings Bhd. 9,600 7,673
Pan German Universal Motors Ltd. 10,320 93,408
Pepkor Holdings Ltd.(b) 50,750 65,590
Pop Mart International Group Ltd.(b) 12,800 116,073
PTT Oil & Retail Business PCL,
NVDR 29,400 13,417
Saudi Automotive Services Co. 795 17,146
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A 9,400 7,873
Shinsegae International, Inc. 5,850 55,533
Siam Global House PCL, NVDR 42,188 20,128
Super Group Ltd. 108,300 137,151
Topsports International Holdings Ltd.
(b) 52,000 17,257
Truworths International Ltd. 9,740 61,564
United Electronics Co. 874 23,504
Vibra Energia SA 30,000 115,621
Wilcon Depot, Inc. 34,300 9,503
Zhongsheng Group Holdings Ltd. 26,000 39,864
2,655,143
Technology Hardware, Storage & Peripherals -
3 .3%
Acer, Inc. 69,444 87,672
Advantech Co. Ltd. 10,193 101,803
AIC, Inc. 10,224 100,198
Asia Vital Components Co. Ltd. 6,650 132,419
ASROCK, Inc. 2,736 17,377
Asustek Computer, Inc. 20,000 358,926
AURAS Technology Co. Ltd. 1,550 32,413
Catcher Technology Co. Ltd. 13,550 99,806
Chenbro Micom Co. Ltd. 3,360 29,783
Chicony Electronics Co. Ltd. 13,050 66,594
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 12,267
Clevo Co. 13,536 23,743
CMC Magnetics Corp. 350,000 127,809
Compal Electronics, Inc. 123,700 138,410
CosmoAM&T Co. Ltd.* 450 33,750
Darfon Electronics Corp. 68,800 104,359
Investments Shares Value
Technology Hardware, Storage & Peripherals
(continued)
Elitegroup Computer Systems Co.
Ltd. 100,900 $ 76,840
Ennoconn Corp. 2,304 21,070
Getac Holdings Corp. 13,624 47,412
Gigabyte Technology Co. Ltd. 11,550 94,267
HTC Corp.* 11,432 15,699
Ibase Technology, Inc. 4,512 10,379
IEI Integration Corp. 43,500 104,134
Innodisk Corp. 1,321 10,658
Inventec Corp. 63,200 89,553
King Slide Works Co. Ltd. 1,104 43,071
Kinpo Electronics 407,500 314,782
Legend Holdings Corp., Class H*(a)
(b) 195,000 191,880
Lenovo Group Ltd. 222,000 294,119
Lite-On Technology Corp. 64,300 205,704
Micro-Star International Co. Ltd. 21,000 116,667
Mitac Holdings Corp. 14,304 20,402
Ninestar Corp., Class A* 5,200 20,608
Pegatron Corp. 58,304 180,153
Qisda Corp. 50,000 56,180
Quanta Computer, Inc. 56,450 534,725
Quanta Storage, Inc. 5,200 15,694
Samsung Electronics Co. Ltd. 100,838 4,325,804
Samsung Electronics Co. Ltd.
(Preference) 16,372 568,868
Shenzhen Transsion Holdings Co.
Ltd., Class A 1,842 24,722
Wistron Corp. 56,000 194,007
Wiwynn Corp. 2,150 127,832
9,172,559
Textiles, Apparel & Luxury Goods -
1 .1%
361 Degrees International Ltd. 250,000 128,949
Aksa Akrilik Kimya Sanayii A/S 38,400 9,340
Alok Industries Ltd.* 23,980 6,405
Alpargatas SA (Preference)* 5,500 6,812
ANTA Sports Products Ltd. 28,200 300,884
Arvind Ltd. 4,000 17,682
Azzas 2154 SA 3,042 21,672
Bata India Ltd. 848 13,672
Bosideng International Holdings Ltd. 100,000 56,081
Eclat Textile Co. Ltd. 4,546 77,044
F&F Co. Ltd. 245 11,096
Feng TAY Enterprise Co. Ltd. 11,872 52,431
FF Group*‡ 3,536 —
Fila Holdings Corp. 1,167 33,741
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International Holding
Co. Ltd. 45,850 153,120
Grendene SA 90,000 82,712
Hansae Co. Ltd. 5,750 64,125
JNBY Design Ltd.(b) 52,000 99,527
Kalyan Jewellers India Ltd. 6,906 53,972
KPR Mill Ltd. 1,754 19,491
Lao Feng Xiang Co. Ltd., Class B 7,400 26,055

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 162
Investments Shares Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods
(continued)
Li Ning Co. Ltd. 50,000 $ 102,001
Makalot Industrial Co. Ltd. 4,420 47,938
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(b) 9,850 21,889
Page Industries Ltd. 104 53,386
Pou Chen Corp. 79,600 93,910
Rajesh Exports Ltd.* 38,750 118,758
Relaxo Footwears Ltd. 987 9,061
Ruentex Industries Ltd. 24,300 57,868
Safari Industries India Ltd. 864 22,681
Shenzhou International Group
Holdings Ltd. 15,000 115,765
Shinkong Textile Co. Ltd. 7,600 10,876
Sports Gear Co. Ltd. 18,979 70,490
Swan Energy Ltd. 2,940 17,475
Tainan Spinning Co. Ltd. 49,000 23,246
Taiwan Paiho Ltd. 7,000 17,653
Titan Co. Ltd. 7,950 308,886
Trident Ltd. 22,165 9,128
Vardhman Textiles Ltd. 40,300 225,233
Vedant Fashions Ltd. 864 14,402
VIP Industries Ltd. 3,025 17,191
Viva Goods Co. Ltd. 1,200,000 94,155
Vivara Participacoes SA 5,300 23,411
Vulcabras SA 30,000 85,096
Welspun Living Ltd. 7,370 13,341
Xtep International Holdings Ltd.(a) 28,462 21,087
Youngone Corp. 480 14,713
Youngone Holdings Co. Ltd. 1,800 115,043
2,959,494
Tobacco -
0 .3%
British American Tobacco Malaysia
Bhd. 55,000 90,557
Eastern Co. SAE 37,292 20,798
Gudang Garam Tbk. PT* 14,900 13,362
ITC Ltd. 57,250 332,799
KT&G Corp. 3,281 260,816
RLX Technology, Inc., ADR(a) 15,484 25,084
Smoore International Holdings Ltd.
(a)(b) 50,000 65,343
808,759
Trading Companies & Distributors -
0 .4%
Adani Enterprises Ltd. 8,100 283,908
ALAFCO Aviation Lease & Finance
Co. KSCP 342 558
Barloworld Ltd. 47,600 222,466
BOC Aviation Ltd.(b) 5,100 39,622
Brighton-Best International Taiwan,
Inc. 14,272 14,922
Chin Hin Group Bhd.* 18,800 11,205
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 14,003
HextarTechnologies Solutions Bhd.* 88,400 22,206
Investments Shares Value
Trading Companies & Distributors
(continued)
IndiaMart InterMesh Ltd.(b) 480 $ 14,271
LX International Corp. 9,000 198,913
Posco International Corp. 1,150 43,583
Realord Group Holdings Ltd.*(a) 14,000 13,362
Shanghai Waigaoqiao Free Trade
Zone Group Co. Ltd., Class B 65,000 52,455
Shanxi Coal International Energy
Group Co. Ltd., Class A 11,600 21,649
SK Networks Co. Ltd. 31,750 121,018
Xiamen C & D, Inc., Class A 9,400 12,286
1,086,427
Transportation Infrastructure -
0 .9%
Abu Dhabi Ports Co. PJSC* 13,395 19,511
Adani Ports & Special Economic
Zone Ltd. 18,050 295,362
Airports of Thailand PCL 54,000 98,015
Airports of Thailand PCL, NVDR 21,000 38,117
Athens International Airport SA 2,950 25,141
Bangkok Expressway & Metro PCL,
NVDR 148,000 34,648
CCR SA 20,382 43,132
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 15,677
China Merchants Port Holdings Co.
Ltd. 34,521 56,836
COSCO SHIPPING Ports Ltd. 11,464 6,547
EcoRodovias Infraestrutura e
Logistica SA 80,000 98,536
Evergreen International Storage &
Transport Corp. 15,520 14,919
GMR Airports Infrastructure Ltd.* 50,434 47,575
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 5,200 43,500
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 7,750 134,205
Grupo Aeroportuario del Sureste
SAB de CV, Class B 3,600 96,158
Guangdong Provincial Expressway
Development Co. Ltd., Class B 9,800 9,038
Gujarat Pipavav Port Ltd. 6,274 14,727
International Container Terminal
Services, Inc. 16,500 112,442
Jasa Marga Persero Tbk. PT 39,723 12,275
Jiangsu Expressway Co. Ltd., Class
H 32,000 32,229
JSW Infrastructure Ltd. 5,850 21,908
Malaysia Airports Holdings Bhd. 20,808 48,183
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 12,286
Novorossiysk Commercial Sea Port
PJSC‡ 189,696 —
Piraeus Port Authority SA(a) 2,750 82,550
Promotora y Operadora de
Infraestructura SAB de CV 4,394 38,275

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
163 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Qingdao Port International Co. Ltd.,
Class A 20,800 $ 24,525
Qingdao Port International Co. Ltd.,
Class H(b) 49,000 34,287
Salik Co. PJSC 37,155 48,555
Santos Brasil Participacoes SA 20,000 43,636
Saudi Ground Services Co. 1,815 25,565
Shanghai International Airport Co.
Ltd., Class A 5,200 25,548
Shanghai International Port Group
Co. Ltd., Class A 43,200 36,123
Shenzhen Expressway Corp. Ltd.,
Class H 18,000 16,346
Shenzhen International Holdings Ltd. 24,500 20,799
Sociedad Matriz SAAM SA 1,314,200 140,793
Taiwan High Speed Rail Corp. 51,000 46,400
TangShan Port Group Co. Ltd., Class
A 4,900 3,009
TAV Havalimanlari Holding A/S* 5,712 38,363
Westports Holdings Bhd. 17,500 16,825
Wilson Sons SA 9,600 26,352
Yuexiu Transport Infrastructure Ltd. 292,000 143,476
Zhejiang Expressway Co. Ltd., Class
H 600,000 398,230
2,540,624
Water Utilities -
0 .5%
Aguas Andinas SA, Class A 908,850 259,620
AlKhorayef Water & Power
Technologies Co.* 411 17,575
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 11,569
Beijing Enterprises Water Group Ltd. 132,000 39,391
China Water Affairs Group Ltd.(a) 300,000 182,908
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,600 89,078
Cia de Saneamento de Minas Gerais
Copasa MG 60,000 238,912
Cia De Sanena Do Parana 80,000 373,137
Emirates Central Cooling Systems
Corp. 34,496 16,436
Guangdong Investment Ltd. 100,000 63,670
National Central Cooling Co. PJSC 5,029 4,436
1,296,732
Wireless Telecommunication Services -
1 .1%
Advanced Info Service PCL, NVDR 20,000 162,987
America Movil SAB de CV, Series B 539,000 425,314
Axiata Group Bhd. 49,004 25,291
Bharti Airtel Ltd. 52,741 1,011,463
Celcomdigi Bhd. 65,000 50,617
Empresa Nacional de
Telecomunicaciones SA 45,200 147,105
Etihad Etisalat Co. 8,667 119,538
Investments Shares Value
Wireless Telecommunication Services
(continued)
Far EasTone Telecommunications
Co. Ltd. 38,300 $ 106,389
Indosat Tbk. PT 127,200 20,261
Intouch Holdings PCL, NVDR 11,100 35,196
Kuwait Telecommunications Co. 3,699 6,778
Maxis Bhd. 60,000 49,600
Mobile Telecommunications Co.
KSCP 64,200 95,452
Mobile Telecommunications Co.
Saudi Arabia 8,508 23,922
Mobile TeleSystems PJSC‡ 31,356 —
MTN Group Ltd. 50,800 251,500
PLDT, Inc. 3,000 73,826
Sistema AFK PAO‡ 122,643 —
SK Telecom Co. Ltd. 2,850 117,098
Taiwan Mobile Co. Ltd. 32,300 114,421
TIM SA 25,000 71,604
Turkcell Iletisim Hizmetleri A/S 34,274 84,710
Vodacom Group Ltd. 15,100 93,948
Vodafone Idea Ltd.* 577,750 55,792
Vodafone Qatar QSC 44,198 22,579
XL Axiata Tbk. PT 102,900 14,752
3,180,143
Total Common Stocks
(Cost $228,179,910) 276,696,396
Number of
Warrants
WARRANTS - 0 .0% (d)
Media - 0.0%(d)
VGI Advertising Media Co. Ltd.,
expiring 12/31/2025*
(Cost $–) 256,000 10,014
Number
of Rights
RIGHTS - 0 .0% (d)
Commercial Services & Supplies - 0.0%(d)
Ecopro HN Co. Ltd., expiring
12/5/2024* 166 607
Electronic Equipment, Instruments & Components - 0.0%(d)
Unitech Printed Circuit Board Corp.,
expiring 12/2/2024* 137 18
Life Sciences Tools & Services - 0.0%(d)
Peptron, Inc., expiring 11/14/2024* 83 1,979
Machinery - 0.0%(d)
Waffer Technology Corp., expiring
12/2/2024* 126 85
Metals & Mining - 0.0%(d)
PMB Technology Bhd., expiring
11/8/2024* 705 66
Retail REITs - 0.0%
LOTTE REIT Co. Ltd., expiring
11/5/2024*‡ 346 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 164
Investments
Number
of Rights Value
RIGHTS (continued)
Semiconductors & Semiconductor Equipment - 0.0%(d)
Wafer Works Corp., expiring
11/4/2024* 1,156 96
Total Rights
(Cost $–) 2,851
Principal
Amount
CORPORATE BONDS - 0 .0% (d)
Independent Power and Renewable Electricity Producers - 0 .0% (d)
NTPC Ltd.
Series 54, 8.49%, 3/25/2025
(Cost $–) $ 19,650 $ 1,232
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .6% (e)
REPURCHASE AGREEMENTS - 0 .6%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$1,071,217, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $1,094,667 1,071,072 1,071,072
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$300,041, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$325,021 300,000 300,000
Societe Generale
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$100,014, collateralized by
various Common Stocks; total
market value $110,193 100,000 100,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$100,014, collateralized by
various Common Stocks; total
market value $106,812 100,000 100,000
1,571,072
Total Securities Lending Reinvestments
(Cost $1,571,072) 1,571,072
Total Investments - 100.6%
(Cost $229,750,982) 278,281,565
Liabilities in excess of other assets - (0.6%) (1,584,029)
NET ASSETS - 100.0% $276,697,536
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $9,206,233, collateralized in
the form of cash with a value of $1,571,072 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $6,173,777 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.63%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $2,164,767
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $9,909,616.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2024, the value of these securities amounted to
approximately $14,146 or 0.01% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $1,571,072.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
GDR  — Global Depositary Receipt
NVDR  — Non-Voting Depositary Receipt
OJSC  — Open Joint Stock Company
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 72,388,949
Aggregate gross unrealized depreciation (30,651,468)
Net unrealized appreciation $ 41,737,481
Federal income tax cost $ 236,607,999

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
165 FLEXSHARES ANNUAL REPORT
Futures Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI Emerging Markets E-Mini Index 45 12/20/2024 USD $ 2,534,625 $ 56,021
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 222,847 Toronto-Dominion Bank (The) BRL
*
1,270,000 12/18/2024 $ 4,558
USD 56,231 Citibank NA KRW
*
74,966,590 12/18/2024 1,792
USD 184,444 Bank of Montreal MXN 3,700,000 12/18/2024 1,207
USD 58,738 Citibank NA TWD
*
1,866,120 12/18/2024 247
USD 85,163 Goldman Sachs & Co. TWD
*
2,680,000 12/18/2024 1,162
Total unrealized appreciation $ 8,966
USD 317,319 BNP Paribas SA HKD 2,466,137 12/18/2024 $ (141)
USD 62,959 Citibank NA INR
*
5,308,500 12/18/2024 (57)
USD 52,652 UBS AG ZAR 950,000 12/18/2024 (874)
Total unrealized depreciation $ (1,072)
Net unrealized appreciation $ 7,894
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 166
FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 0 .0
†
Brazil 5 .2%
Cayman Islands 0 .0
†
Chile 1 .1
China 23 .7
Colombia 0 .4
Czech Republic 0 .1
Egypt 0 .2
Germany 0 .0
†
Greece 0 .6
Hungary 0 .2
India 17 .9
Indonesia 2 .1
Italy 0 .1
Kuwait 0 .8
Luxembourg 0 .0
†
Malaysia 2 .3
Mexico 2 .3
Peru 0 .3
Philippines 1 .0
Qatar 1 .1
Romania 0 .1
Saudi Arabia 2 .8
Singapore 0 .0
†
South Africa 4 .3
South Korea 10 .7
Taiwan 16 .8
Thailand 2 .2
Turkey 1 .2
United Arab Emirates 2 .2
United Kingdom 0 .0
†
United States 0 .3
Other
1
0 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 100 .0%
Warrants 0 .0
†
Rights 0 .0
†
Corporate Bonds 0 .0
†
Securities Lending Reinvestments 0 .6
Others
(1)
( 0 .6 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

167 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
October 31,2024
Investments Shares Value
COMMON STOCKS -
99 .5%
Aerospace & Defense -
1 .6%
General Electric Co. 18,450 $ 3,169,341
Lockheed Martin Corp. 3,690 2,014,925
Textron, Inc. 820 65,944
5,250,210
Air Freight & Logistics -
0 .8%
Expeditors International of
Washington, Inc. 10,865 1,292,935
United Parcel Service, Inc., Class B 9,430 1,264,186
2,557,121
Automobiles -
0 .6%
Tesla, Inc.* 7,790 1,946,332
Banks -
5 .2%
Bank of America Corp. 109,470 4,578,035
Citigroup, Inc. 62,115 3,985,920
Fifth Third Bancorp 19,270 841,714
JPMorgan Chase & Co. 29,110 6,460,091
Wells Fargo & Co. 20,500 1,330,860
17,196,620
Beverages -
0 .3%
Molson Coors Beverage Co., Class B 15,170 826,310
Biotechnology -
1 .2%
AbbVie, Inc. 3,895 794,074
Amgen, Inc. 6,560 2,100,250
Gilead Sciences, Inc. 5,945 528,035
Regeneron Pharmaceuticals, Inc.* 282 236,372
United Therapeutics Corp.* 1,230 459,983
4,118,714
Broadline Retail -
3 .1%
Amazon.com, Inc.* 39,360 7,336,704
eBay, Inc. 26,240 1,509,063
MercadoLibre, Inc.* 680 1,385,282
10,231,049
Building Products -
0 .7%
A O Smith Corp. 3,895 292,515
Carlisle Cos., Inc. 2,665 1,125,242
Masco Corp. 10,455 835,459
2,253,216
Capital Markets -
2 .5%
Bank of New York Mellon Corp. (The) 29,520 2,224,627
Goldman Sachs Group, Inc. (The) 3,895 2,016,792
Morgan Stanley 17,425 2,025,657
Robinhood Markets, Inc., Class A* 22,345 524,884
State Street Corp. 15,580 1,445,824
8,237,784
Investments Shares Value
Chemicals -
0 .2%
Celanese Corp.(a) 3,280 $ 413,182
LyondellBasell Industries NV, Class A 4,510 391,693
804,875
Communications Equipment -
1 .2%
Cisco Systems, Inc. 74,210 4,064,482
Construction & Engineering -
0 .1%
EMCOR Group, Inc. 820 365,777
Consumer Finance -
1 .6%
Ally Financial, Inc. 31,160 1,092,158
Capital One Financial Corp. 13,325 2,169,177
Discover Financial Services 3,485 517,278
Synchrony Financial 29,520 1,627,733
5,406,346
Consumer Staples Distribution & Retail -
0 .5%
Kroger Co. (The) 27,265 1,520,569
Target Corp. 1,435 215,307
1,735,876
Diversified Telecommunication Services -
0 .8%
AT&T, Inc. 116,850 2,633,799
Electric Utilities -
3 .3%
Edison International 8,610 709,464
Entergy Corp.(a) 14,965 2,316,283
Evergy, Inc.(a) 1,435 86,731
Exelon Corp. 33,005 1,297,096
NRG Energy, Inc. 17,425 1,575,220
PPL Corp. 56,785 1,848,920
Southern Co. (The)(a) 32,595 2,967,123
10,800,837
Electrical Equipment -
0 .0% (b)
Emerson Electric Co. 615 66,586
Electronic Equipment, Instruments & Components -
0 .3%
Flex Ltd.* 6,560 227,435
Jabil, Inc. 7,175 883,171
1,110,606
Entertainment -
0 .9%
Electronic Arts, Inc. 5,945 896,803
Netflix, Inc.* 2,870 2,169,806
3,066,609
Financial Services -
2 .9%
Berkshire Hathaway, Inc., Class B* 17,015 7,672,404
Corebridge Financial, Inc. 9,635 306,104
Fidelity National Information
Services, Inc. 13,325 1,195,652
Fiserv, Inc.* 2,870 567,973
9,742,133

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 168
Investments Shares Value
COMMON STOCKS (continued)
Food Products -
0 .4%
Archer-Daniels-Midland Co. 1,230 $ 67,908
General Mills, Inc. 18,450 1,254,969
1,322,877
Health Care Equipment & Supplies -
1 .1%
Abbott Laboratories 3,895 441,577
GE HealthCare Technologies, Inc. 3,075 268,601
Hologic, Inc.* 8,815 712,869
IDEXX Laboratories, Inc.* 1,435 583,930
ResMed, Inc. 5,535 1,342,072
Stryker Corp. 410 146,075
3,495,124
Health Care Providers & Services -
3 .6%
Cardinal Health, Inc. 6,150 667,398
Cencora, Inc. 7,995 1,823,500
Centene Corp.* 17,220 1,072,117
Cigna Group (The) 7,995 2,516,906
DaVita, Inc.*(a) 8,200 1,146,442
Elevance Health, Inc. 1,025 415,904
HCA Healthcare, Inc. 1,845 661,875
Labcorp Holdings, Inc. 4,715 1,076,293
McKesson Corp. 4,305 2,155,040
Tenet Healthcare Corp.* 3,075 476,687
12,012,162
Hotel & Resort REITs -
0 .5%
Host Hotels & Resorts, Inc., REIT 86,510 1,491,432
Hotels, Restaurants & Leisure -
1 .5%
Airbnb, Inc., Class A* 5,535 746,062
Booking Holdings, Inc. 452 2,113,665
DoorDash, Inc., Class A* 4,920 770,964
Expedia Group, Inc.* 1,025 160,218
Royal Caribbean Cruises Ltd.(a) 5,945 1,226,751
5,017,660
Household Durables -
0 .9%
Lennar Corp., Class A 1,845 314,204
NVR, Inc.* 205 1,876,326
PulteGroup, Inc. 6,150 796,609
2,987,139
Household Products -
2 .1%
Colgate-Palmolive Co. 11,890 1,114,212
Kimberly-Clark Corp. 10,865 1,457,866
Procter & Gamble Co. (The) 25,420 4,198,875
6,770,953
Industrial Conglomerates -
0 .3%
3M Co. 6,560 842,763
Insurance -
1 .9%
Aflac, Inc. 18,860 1,976,339
American International Group, Inc. 23,165 1,757,760
MetLife, Inc. 22,345 1,752,295
Investments Shares Value
Insurance
(continued)
Prudential Financial, Inc. 7,585 $ 929,011
6,415,405
Interactive Media & Services -
8 .3%
Alphabet, Inc., Class A 56,266 9,627,675
Alphabet, Inc., Class C 55,293 9,548,548
Meta Platforms, Inc., Class A 14,350 8,144,773
27,320,996
IT Services -
1 .2%
Accenture plc, Class A 6,560 2,262,019
Cognizant Technology Solutions
Corp., Class A 15,170 1,131,531
Gartner, Inc.* 1,230 618,075
4,011,625
Life Sciences Tools & Services -
0 .6%
Danaher Corp. 615 151,081
ICON plc* 2,460 546,391
Medpace Holdings, Inc.* 205 64,415
Mettler-Toledo International, Inc.* 904 1,167,742
1,929,629
Machinery -
2 .6%
Caterpillar, Inc. 8,405 3,161,961
Cummins, Inc. 2,870 944,173
Illinois Tool Works, Inc. 9,635 2,515,987
PACCAR, Inc. 9,225 961,983
Westinghouse Air Brake
Technologies Corp. 4,920 924,862
8,508,966
Media -
1 .2%
Comcast Corp., Class A 61,910 2,703,610
Omnicom Group, Inc. 13,530 1,366,530
4,070,140
Metals & Mining -
0 .8%
Nucor Corp. 9,020 1,279,397
Steel Dynamics, Inc. 11,480 1,498,140
2,777,537
Multi-Utilities -
1 .2%
Consolidated Edison, Inc. 17,835 1,813,463
Public Service Enterprise Group, Inc. 23,165 2,071,182
3,884,645
Oil, Gas & Consumable Fuels -
1 .4%
Marathon Petroleum Corp. 11,685 1,699,817
Occidental Petroleum Corp. 14,145 708,806
Phillips 66 4,920 599,355
Valero Energy Corp. 12,915 1,675,850
4,683,828
Pharmaceuticals -
4 .3%
Bristol-Myers Squibb Co. 26,445 1,474,838
Eli Lilly & Co. 5,193 4,308,840
Johnson & Johnson 32,800 5,243,408

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
169 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Merck & Co., Inc. 30,955 $ 3,167,315
14,194,401
Professional Services -
0 .8%
Automatic Data Processing, Inc. 615 177,882
Leidos Holdings, Inc. 11,480 2,102,677
Paychex, Inc.(a) 3,690 514,128
2,794,687
Real Estate Management & Development -
0 .7%
CBRE Group, Inc., Class A* 16,400 2,147,908
Jones Lang LaSalle, Inc.* 410 111,094
2,259,002
Residential REITs -
1 .5%
AvalonBay Communities, Inc.,
REIT(a) 8,200 1,817,202
Equity Residential, REIT 20,295 1,428,159
Essex Property Trust, Inc., REIT 5,945 1,687,548
Mid-America Apartment
Communities, Inc., REIT 410 62,049
4,994,958
Retail REITs -
0 .6%
Simon Property Group, Inc., REIT 12,095 2,045,506
Semiconductors & Semiconductor Equipment -
11 .8%
Analog Devices, Inc. 7,790 1,738,027
Applied Materials, Inc. 13,325 2,419,554
Broadcom, Inc. 34,850 5,916,484
KLA Corp. 3,548 2,363,784
Lam Research Corp. 34,850 2,591,097
Microchip Technology, Inc. 11,890 872,369
NVIDIA Corp. 156,839 20,821,946
QUALCOMM, Inc. 13,940 2,269,014
38,992,275
Software -
9 .6%
Adobe, Inc.* 5,535 2,646,172
AppLovin Corp., Class A* 6,150 1,041,748
Check Point Software Technologies
Ltd.* 9,020 1,562,354
Fair Isaac Corp.* 1,025 2,042,938
Fortinet, Inc.* 18,040 1,419,026
Intuit, Inc. 5,330 3,252,899
Manhattan Associates, Inc.* 1,435 377,922
Microsoft Corp. 38,425 15,613,999
Oracle Corp. 20,705 3,475,127
Roper Technologies, Inc. 205 110,235
Salesforce, Inc.(a) 410 119,462
Zoom Video Communications, Inc.,
Class A* 2,460 183,860
31,845,742
Specialized REITs -
1 .0%
Lamar Advertising Co., Class A, REIT 615 81,180
Investments Shares Value
Specialized REITs
(continued)
Public Storage, REIT 4,920 $ 1,618,975
Weyerhaeuser Co., REIT 46,945 1,462,806
3,162,961
Specialty Retail -
2 .0%
AutoZone, Inc.*(a) 615 1,850,535
Best Buy Co., Inc.(a) 6,970 630,297
Home Depot, Inc. (The) 5,535 2,179,407
Lowe's Cos., Inc. 5,740 1,502,904
Williams-Sonoma, Inc. 3,485 467,443
6,630,586
Technology Hardware, Storage & Peripherals -
8 .3%
Apple, Inc. 113,606 25,664,732
Dell Technologies, Inc., Class C 8,405 1,039,110
NetApp, Inc. 4,920 567,325
Super Micro Computer, Inc.*(a) 4,100 119,351
27,390,518
Tobacco -
0 .9%
Altria Group, Inc. 17,835 971,294
Philip Morris International, Inc. 14,350 1,904,245
2,875,539
Trading Companies & Distributors -
0 .6%
WW Grainger, Inc.(a) 1,845 2,046,529
Total Common Stocks
(Cost $273,539,877) 329,190,867
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .2% (c)
REPURCHASE AGREEMENTS - 0 .2%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$602,798, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $615,993
(Cost $602,716) $602,716 602,716
Total Investments - 99.7%
(Cost $274,142,593) 329,793,583
Other assets less liabilities - 0.3% 901,288
NET ASSETS - 100.0% $330,694,871
* Non-income producing security.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 170
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $9,542,654, collateralized
in the form of cash with a value of $602,716 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $9,190,377 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from November 7, 2024 – May 15, 2054; a total value of
$9,793,093.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $602,716.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 59,275,316
Aggregate gross unrealized depreciation (3,728,149)
Net unrealized appreciation $ 55,547,167
Federal income tax cost $ 274,252,790
Futures Contracts
FlexShares
®
US Quality Large Cap Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 Micro E-Mini Index 47 12/20/2024 USD $ 1,348,548 $ 6,374
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .5%
Securities Lending Reinvestments 0 .2
Others
(1)
0 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

171 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
October 31,2024
Investments Shares Value
COMMON STOCKS -
99.3%
Air Freight & Logistics -
0.2%
Expeditors International of
Washington, Inc. 414 $ 49,266
FedEx Corp. 1,196 327,525
376,791
Automobile Components -
0.0%(a)
Aptiv plc* 1,058 60,126
Automobiles -
2.7%
General Motors Co. 8,832 448,312
Tesla, Inc.* 14,536 3,631,820
4,080,132
Banks -
5.7%
Bank of America Corp. 35,834 1,498,578
Citigroup, Inc. 14,996 962,293
Fifth Third Bancorp 2,668 116,538
Huntington Bancshares, Inc.(b) 5,750 89,643
JPMorgan Chase & Co. 22,310 4,951,035
KeyCorp 3,818 65,861
NU Holdings Ltd., Class A*(b) 8,326 125,639
Regions Financial Corp. 3,726 88,940
Truist Financial Corp. 7,084 304,966
US Bancorp 12,282 593,343
8,796,836
Beverages -
1.5%
Coca-Cola Co. (The) 30,636 2,000,837
Coca-Cola Europacific Partners plc 1,610 122,360
Constellation Brands, Inc., Class A 460 106,876
Keurig Dr Pepper, Inc. 2,990 98,521
2,328,594
Biotechnology -
0.7%
Gilead Sciences, Inc. 4,876 433,086
Moderna, Inc.* 1,426 77,518
Vertex Pharmaceuticals, Inc.* 1,334 634,957
1,145,561
Broadline Retail -
5.0%
Amazon.com, Inc.* 40,342 7,519,749
eBay, Inc. 2,576 148,146
7,667,895
Building Products -
0.5%
Lennox International, Inc. 230 138,591
Masco Corp. 644 51,462
Owens Corning 230 40,662
Trane Technologies plc 1,472 544,875
775,590
Capital Markets -
3.7%
Bank of New York Mellon Corp. (The) 4,784 360,522
Investments Shares Value
Capital Markets
(continued)
Blackrock, Inc. 1,104 $ 1,083,057
FactSet Research Systems, Inc. 322 146,207
Goldman Sachs Group, Inc. (The) 2,484 1,286,190
Intercontinental Exchange, Inc. 4,508 702,662
Moody's Corp. 414 187,973
Morgan Stanley 3,174 368,978
MSCI, Inc. 322 183,926
Nasdaq, Inc. 2,714 200,619
Northern Trust Corp.(c) —(d) —(e)
S&P Global, Inc. 2,024 972,249
State Street Corp. 1,242 115,258
5,607,641
Chemicals -
0.6%
Corteva, Inc.(b) 1,748 106,488
Dow, Inc. 3,634 179,447
DuPont de Nemours, Inc. 2,254 187,060
Ecolab, Inc. 1,104 271,286
Sherwin-Williams Co. (The) 598 214,544
958,825
Commercial Services & Supplies -
0.6%
Cintas Corp. 2,714 558,568
Republic Services, Inc. 506 100,188
Waste Management, Inc. 966 208,511
867,267
Communications Equipment -
1.0%
Cisco Systems, Inc. 26,358 1,443,628
F5, Inc.* 138 32,275
1,475,903
Construction & Engineering -
0.1%
AECOM 920 98,256
Construction Materials -
0.2%
CRH plc 2,714 258,997
Consumer Finance -
0.2%
Discover Financial Services 1,656 245,800
Consumer Staples Distribution & Retail -
3.4%
Costco Wholesale Corp. 1,748 1,528,067
Dollar General Corp. 506 40,500
Dollar Tree, Inc.* 874 56,495
Kroger Co. (The) 5,290 295,023
Target Corp. 3,036 455,522
Walmart, Inc. 34,408 2,819,736
5,195,343
Containers & Packaging -
0.1%
Ball Corp. 1,886 111,746
Distributors -
0.0%(a)
LKQ Corp. 782 28,770

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 172
Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services -
0.3%
Verizon Communications, Inc. 10,856 $ 457,363
Electric Utilities -
1.1%
Alliant Energy Corp. 1,426 85,560
American Electric Power Co., Inc. 3,450 340,688
Constellation Energy Corp. 1,242 326,596
Duke Energy Corp. 2,990 344,657
Edison International 2,530 208,472
Entergy Corp. 828 128,158
NRG Energy, Inc. 782 70,693
PPL Corp. 2,024 65,902
Xcel Energy, Inc. 1,472 98,344
1,669,070
Electrical Equipment -
0.3%
Emerson Electric Co. 1,472 159,373
nVent Electric plc 1,196 89,186
Rockwell Automation, Inc. 736 196,299
444,858
Electronic Equipment, Instruments & Components -
0.3%
Corning, Inc. 2,024 96,322
Jabil, Inc. 414 50,959
TE Connectivity plc 1,150 169,533
Zebra Technologies Corp., Class A* 276 105,424
422,238
Energy Equipment & Services -
0.4%
Baker Hughes Co. 3,772 143,638
Schlumberger NV 11,316 453,432
597,070
Entertainment -
0.9%
Electronic Arts, Inc. 1,242 187,356
Walt Disney Co. (The) 11,914 1,146,127
1,333,483
Financial Services -
6.8%
Apollo Global Management, Inc.(b) 3,358 481,067
Berkshire Hathaway, Inc., Class B* 10,304 4,646,280
Mastercard, Inc., Class A 3,266 1,631,661
PayPal Holdings, Inc.* 5,382 426,792
Visa, Inc., Class A(b) 10,902 3,159,945
10,345,745
Food Products -
1.2%
Archer-Daniels-Midland Co. 2,530 139,681
Bunge Global SA 552 46,379
Conagra Brands, Inc. 1,656 47,925
General Mills, Inc. 4,324 294,119
Hershey Co. (The) 920 163,374
J M Smucker Co. (The) 230 26,107
Kellanova 1,840 148,396
Kraft Heinz Co. (The)(b) 4,554 152,377
McCormick & Co., Inc. (Non-Voting) 1,242 97,174
Investments Shares Value
Food Products
(continued)
Mondelez International, Inc., Class A 8,786 $ 601,665
Tyson Foods, Inc., Class A 782 45,817
1,763,014
Ground Transportation -
1.2%
Uber Technologies, Inc.* 10,994 792,118
Union Pacific Corp. 3,956 918,069
XPO, Inc.* 782 102,074
1,812,261
Health Care Equipment & Supplies -
2.5%
Abbott Laboratories 9,108 1,032,574
Baxter International, Inc. 2,024 72,257
Becton Dickinson & Co. 782 182,667
Boston Scientific Corp.* 3,772 316,923
Edwards Lifesciences Corp.* 3,082 206,525
GE HealthCare Technologies, Inc. 3,358 293,321
Hologic, Inc.* 1,150 93,001
IDEXX Laboratories, Inc.* 230 93,592
Medtronic plc 6,762 603,508
Stryker Corp. 2,346 835,833
Teleflex, Inc. 184 36,995
Zimmer Biomet Holdings, Inc. 598 63,938
3,831,134
Health Care Providers & Services -
2.2%
Cardinal Health, Inc. 1,242 134,782
Cigna Group (The) 1,472 463,400
CVS Health Corp. 8,234 464,892
Elevance Health, Inc. 1,518 615,944
McKesson Corp. 690 345,407
UnitedHealth Group, Inc. 2,438 1,376,251
3,400,676
Health Care REITs -
0.5%
Alexandria Real Estate Equities, Inc.,
REIT 782 87,232
Healthpeak Properties, Inc., REIT(b) 5,704 128,055
Ventas, Inc., REIT 1,702 111,464
Welltower, Inc., REIT 3,772 508,767
835,518
Hotel & Resort REITs -
0.0%(a)
Host Hotels & Resorts, Inc., REIT 1,426 24,584
Hotels, Restaurants & Leisure -
2.4%
Booking Holdings, Inc. 176 823,020
Carnival Corp.* 5,520 121,440
Chipotle Mexican Grill, Inc.* 7,176 400,206
Domino's Pizza, Inc. 138 57,095
Expedia Group, Inc.* 598 93,473
Flutter Entertainment plc* 1,380 321,223
Hilton Worldwide Holdings, Inc. 1,610 378,109
Las Vegas Sands Corp.(b) 1,334 69,168
Marriott International, Inc., Class A 1,610 418,632
McDonald's Corp. 1,886 550,919
Starbucks Corp. 3,036 296,617

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
173 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Yum! Brands, Inc. 1,426 $ 187,034
3,716,936
Household Products -
2.6%
Clorox Co. (The) 920 145,866
Colgate-Palmolive Co. 5,336 500,037
Kimberly-Clark Corp. 2,668 357,992
Procter & Gamble Co. (The) 18,492 3,054,508
4,058,403
Independent Power and Renewable Electricity Producers
-
0.1%
AES Corp. (The) 4,692 77,371
Insurance -
2.2%
Aflac, Inc. 3,312 347,064
Allstate Corp. (The) 690 128,699
American International Group, Inc. 1,748 132,638
Aon plc, Class A 1,150 421,900
Arthur J Gallagher & Co.(b) 874 245,769
Chubb Ltd. 1,472 415,752
Hartford Financial Services Group,
Inc. (The) 1,886 208,290
Marsh & McLennan Cos., Inc. 1,932 421,640
MetLife, Inc. 3,818 299,407
Principal Financial Group, Inc. 1,518 125,083
RenaissanceRe Holdings Ltd. 138 36,211
Travelers Cos., Inc. (The) 1,472 362,024
Willis Towers Watson plc 782 236,313
3,380,790
Interactive Media & Services -
5.4%
Meta Platforms, Inc., Class A 14,352 8,145,908
Snap, Inc., Class A* 6,164 74,954
8,220,862
IT Services -
2.5%
Accenture plc, Class A 4,922 1,697,204
Akamai Technologies, Inc.* 598 60,446
Amdocs Ltd. 920 80,725
Cognizant Technology Solutions
Corp., Class A 2,024 150,970
Gartner, Inc.* 506 254,265
International Business Machines
Corp. 7,222 1,492,932
Okta, Inc.* 322 23,149
3,759,691
Life Sciences Tools & Services -
0.2%
Agilent Technologies, Inc. 736 95,908
Avantor, Inc.* 1,840 41,161
IQVIA Holdings, Inc.* 920 189,354
West Pharmaceutical Services, Inc. 184 56,659
383,082
Investments Shares Value
Machinery -
1.8%
Caterpillar, Inc. 1,288 $ 484,546
Cummins, Inc. 736 242,129
Deere & Co. 1,794 726,014
Dover Corp. 368 69,673
Fortive Corp. 2,208 157,717
IDEX Corp. 276 59,241
Illinois Tool Works, Inc. 782 204,204
Lincoln Electric Holdings, Inc.(b) 230 44,289
Nordson Corp. 276 68,418
Otis Worldwide Corp.(b) 2,576 252,963
Pentair plc 1,104 109,428
Stanley Black & Decker, Inc. 690 64,128
Westinghouse Air Brake
Technologies Corp. 690 129,706
Xylem, Inc. 1,288 156,853
2,769,309
Media -
0.2%
Interpublic Group of Cos., Inc. (The) 3,128 91,963
Omnicom Group, Inc. 1,518 153,318
245,281
Metals & Mining -
0.4%
Freeport-McMoRan, Inc. 5,704 256,794
Newmont Corp. 7,498 340,709
597,503
Multi-Utilities -
0.5%
CMS Energy Corp. 1,150 80,052
Consolidated Edison, Inc. 920 93,546
Dominion Energy, Inc.(b) 2,208 131,442
NiSource, Inc. 1,794 63,077
Public Service Enterprise Group, Inc. 2,576 230,320
Sempra(b) 2,484 207,091
805,528
Oil, Gas & Consumable Fuels -
4.2%
Cheniere Energy, Inc. 598 114,445
Chevron Corp. 13,432 1,998,950
Diamondback Energy, Inc. 414 73,183
Exxon Mobil Corp. 34,868 4,071,885
Marathon Oil Corp. 2,760 76,452
Valero Energy Corp. 1,242 161,162
6,496,077
Personal Care Products -
0.1%
Estee Lauder Cos., Inc. (The), Class
A 1,564 107,822
Pharmaceuticals -
6.7%
Bristol-Myers Squibb Co. 10,626 592,612
Eli Lilly & Co. 4,462 3,702,300
Johnson & Johnson 18,860 3,014,960
Merck & Co., Inc. 16,560 1,694,419
Pfizer, Inc. 22,310 631,373
Royalty Pharma plc, Class A(b) 3,220 86,940

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 174
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Zoetis, Inc. 2,898 $ 518,104
10,240,708
Professional Services -
0.7%
Automatic Data Processing, Inc. 2,668 771,693
Broadridge Financial Solutions, Inc. 598 126,094
Verisk Analytics, Inc. 736 202,194
1,099,981
Real Estate Management & Development -
0.2%
CBRE Group, Inc., Class A* 2,392 313,280
Residential REITs -
0.1%
Essex Property Trust, Inc., REIT 322 91,403
Sun Communities, Inc., REIT 644 85,446
176,849
Semiconductors & Semiconductor Equipment -
6.3%
Advanced Micro Devices, Inc.* 8,464 1,219,408
Applied Materials, Inc. 4,324 785,152
Broadcom, Inc. 18,262 3,100,340
Intel Corp. 33,534 721,652
KLA Corp. 368 245,173
Lam Research Corp. 5,060 376,211
Micron Technology, Inc. 8,740 870,941
NXP Semiconductors NV 1,656 388,332
QUALCOMM, Inc. 5,842 950,902
Texas Instruments, Inc. 4,784 971,917
9,630,028
Software -
8.7%
Adobe, Inc.* 2,300 1,099,584
Autodesk, Inc.* 1,702 483,028
Cadence Design Systems, Inc.* 690 190,523
Crowdstrike Holdings, Inc., Class A* 1,196 355,057
Gen Digital, Inc. 3,864 112,481
HubSpot, Inc.* 322 178,642
Intuit, Inc. 1,104 673,771
Microsoft Corp. 17,664 7,177,766
Oracle Corp. 6,348 1,065,448
Palo Alto Networks, Inc.* 1,288 464,105
Salesforce, Inc.(b) 2,530 737,166
ServiceNow, Inc.* 552 515,011
Synopsys, Inc.* 598 307,139
13,359,721
Specialized REITs -
0.9%
American Tower Corp., REIT 3,036 648,307
Iron Mountain, Inc., REIT 1,840 227,663
Public Storage, REIT 414 136,231
VICI Properties, Inc., Class A, REIT 8,418 267,356
Weyerhaeuser Co., REIT 5,520 172,003
1,451,560
Investments Shares Value
Specialty Retail -
2.8%
AutoZone, Inc.* 46 $ 138,414
Best Buy Co., Inc. 1,518 137,273
Burlington Stores, Inc.*(b) 276 68,385
Dick's Sporting Goods, Inc. 138 27,013
Home Depot, Inc. (The) 3,910 1,539,562
Lowe's Cos., Inc. 2,990 782,872
Ross Stores, Inc. 2,208 308,502
TJX Cos., Inc. (The) 8,878 1,003,480
Tractor Supply Co. 690 183,202
Williams-Sonoma, Inc. 1,012 135,740
4,324,443
Technology Hardware, Storage & Peripherals -
5.6%
Apple, Inc. 33,856 7,648,409
Hewlett Packard Enterprise Co. 8,602 167,653
HP, Inc.(b) 7,544 267,963
NetApp, Inc. 1,104 127,302
Pure Storage, Inc., Class A* 782 39,139
Seagate Technology Holdings plc 506 50,787
Super Micro Computer, Inc.*(b) 4,140 120,516
Western Digital Corp.* 2,714 177,251
8,599,020
Textiles, Apparel & Luxury Goods -
0.5%
Deckers Outdoor Corp.* 1,012 162,821
Lululemon Athletica, Inc.* 920 274,068
NIKE, Inc., Class B 4,646 358,346
795,235
Trading Companies & Distributors -
0.2%
WW Grainger, Inc.(b) 230 255,123
Water Utilities -
0.1%
American Water Works Co., Inc. 1,564 216,004
Total Common Stocks
(Cost $121,805,686) 152,097,694
Total Investments - 99.3%
(Cost $121,805,686) 152,097,694
Other assets less liabilities - 0.7% 1,124,831
NET ASSETS - 100.0% $153,222,525
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan at
October 31, 2024 was $3,833,092, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 7.63%, and maturity dates
ranging from November 7, 2024 – May 15, 2054; a total
value of $4,023,909.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Amount represents less than one share.
(e) Amount less than one dollar.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
175 FLEXSHARES ANNUAL REPORT
Placeholder: User Defined Text Block
Abbreviations
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 34,140,119
Aggregate gross unrealized depreciation (3,858,777)
Net unrealized appreciation $ 30,281,342
Federal income tax cost $ 121,825,101
Investment in a company which was affiliated for the period ended October 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
October 31,
2024
Value
October 31,
2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 77,115 $ 12,799 $ 116,195 0 $ 0 $ 17,217 $ 2,391 $ 9,064
Futures Contracts
FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 1 12/20/2024 USD $ 286,925 $ 3,772
S&P 500 Micro E-Mini Index 29 12/20/2024 USD 832,083 4,977
$ 8,749
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.3%
Others
(1)
0.7
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 176
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
99 .3%
Air Freight & Logistics -
0 .1%
Deutsche Post AG 1,683 $ 67,477
DSV A/S(a) 528 114,554
International Distribution Services plc 1,035 4,487
186,518
Automobile Components -
0 .2%
Aisin Corp. 2,100 22,092
Bridgestone Corp. 2,300 82,850
Cie Generale des Etablissements
Michelin SCA 2,541 85,656
Continental AG 396 24,617
Denso Corp. 4,100 59,673
Niterra Co. Ltd. 700 20,174
295,062
Automobiles -
1 .1%
Bayerische Motoren Werke AG 792 62,183
Ferrari NV 231 110,295
General Motors Co. 6,138 311,565
Honda Motor Co. Ltd. 16,500 168,710
Isuzu Motors Ltd. 1,400 18,350
Mazda Motor Corp.(a) 2,300 16,723
Mercedes-Benz Group AG 2,046 123,723
Mitsubishi Motors Corp.(a) 3,000 9,060
Nissan Motor Co. Ltd.(a) 5,800 15,657
Renault SA 983 44,715
Stellantis NV 5,445 74,460
Subaru Corp. 1,100 20,086
Toyota Motor Corp. 27,800 489,568
Volkswagen AG (Preference) 528 50,983
Yamaha Motor Co. Ltd.(a) 4,200 37,333
1,553,411
Banks -
8 .5%
ABN AMRO Bank NV, CVA(b) 2,254 37,171
AIB Group plc 6,905 36,687
ANZ Group Holdings Ltd. 13,563 276,729
Banco Bilbao Vizcaya Argentaria SA 18,381 182,591
Banco BPM SpA 6,666 44,840
Banco Santander SA(a) 51,909 253,147
Bank of Ireland Group plc 3,030 27,836
Bank of Montreal 1,353 123,153
Bank Polska Kasa Opieki SA 920 32,180
Bankinter SA 3,726 30,298
Banque Cantonale Vaudoise
(Registered)(a) 138 13,741
Barclays plc 47,223 144,192
BAWAG Group AG(b) 248 19,116
BNP Paribas SA 3,993 272,021
CaixaBank SA 13,365 81,109
Canadian Imperial Bank of
Commerce 2,343 146,418
Citigroup, Inc. 10,791 692,458
Investments Shares Value
Banks
(continued)
Commerzbank AG 2,265 $ 40,155
Commonwealth Bank of Australia 7,821 731,273
Danske Bank A/S 2,541 74,788
DBS Group Holdings Ltd. 4,480 130,922
Erste Group Bank AG 744 41,792
FinecoBank Banca Fineco SpA 2,872 45,788
Hang Seng Bank Ltd.(a) 2,500 30,581
HSBC Holdings plc 62,601 572,797
Intesa Sanpaolo SpA 64,746 276,738
JPMorgan Chase & Co. 19,800 4,394,016
KBC Group NV 693 50,167
Lloyds Banking Group plc 234,036 160,674
Mediobanca Banca di Credito
Finanziario SpA 1,254 20,652
Mitsubishi UFJ Financial Group, Inc. 39,600 423,362
National Australia Bank Ltd. 9,273 235,664
National Bank of Canada 561 53,446
NatWest Group plc 26,070 123,242
Nordea Bank Abp 12,276 143,470
NU Holdings Ltd., Class A* 8,481 127,978
Oversea-Chinese Banking Corp. Ltd. 9,500 109,082
Ringkjoebing Landbobank A/S 3 493
Royal Bank of Canada 1,881 227,226
Santander Bank Polska SA 46 5,138
Skandinaviska Enskilda Banken AB,
Class A 5,775 81,200
Societe Generale SA 2,607 74,677
Standard Chartered plc 4,686 54,245
Svenska Handelsbanken AB, Class A 4,851 50,233
Swedbank AB, Class A 3,531 71,346
Toronto-Dominion Bank (The) 3,333 184,039
UniCredit SpA 3,432 151,572
US Bancorp 6,567 317,252
Westpac Banking Corp. 16,467 346,443
11,764,138
Beverages -
1 .3%
Anheuser-Busch InBev SA/NV 2,376 141,821
Britvic plc 839 13,785
Budweiser Brewing Co. APAC Ltd.(b) 3,500 3,651
Carlsberg A/S, Class B 174 19,123
Coca-Cola Co. (The) 16,533 1,079,770
Coca-Cola Europacific Partners plc 1,072 81,472
Coca-Cola HBC AG 596 20,765
Davide Campari-Milano NV(a) 222 1,489
Diageo plc 6,039 186,259
Heineken Holding NV 148 10,243
Heineken NV 759 62,213
Kirin Holdings Co. Ltd. 1,500 22,137
Pernod Ricard SA 693 85,957
Treasury Wine Estates Ltd. 2,394 17,766
1,746,451

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
177 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology -
0 .8%
CSL Ltd. 1,089 $ 204,680
Genmab A/S* 165 36,855
Gilead Sciences, Inc. 3,531 313,623
Moderna, Inc.* 891 48,435
Swedish Orphan Biovitrum AB* 609 18,953
Vertex Pharmaceuticals, Inc.* 1,056 502,635
1,125,181
Broadline Retail -
5 .4%
Allegro.eu SA*(b) 1,012 8,867
Amazon.com, Inc.* 36,894 6,877,041
B&M European Value Retail SA 2,100 10,465
Dollarama, Inc. 273 28,376
eBay, Inc. 1,353 77,811
Isetan Mitsukoshi Holdings Ltd. 1,500 22,861
J Front Retailing Co. Ltd.(a) 2,300 24,846
Next plc 462 58,150
Prosus NV 3,102 130,481
Rakuten Group, Inc.* 2,700 16,355
Ryohin Keikaku Co. Ltd.(a) 500 8,245
Wesfarmers Ltd. 5,115 225,410
7,488,908
Building Products -
0 .6%
AGC, Inc. 900 27,781
Assa Abloy AB, Class B 3,003 93,429
Belimo Holding AG (Registered) 46 30,429
Cie de Saint-Gobain SA 2,046 184,319
Geberit AG (Registered) 99 61,917
Lennox International, Inc. 132 79,539
Lixil Corp. 2,200 25,939
Nibe Industrier AB, Class B(a) 129 620
Reliance Worldwide Corp. Ltd. 2,576 8,791
ROCKWOOL A/S, Class B 49 21,070
Trane Technologies plc 594 219,875
753,709
Capital Markets -
2 .2%
abrdn plc(a) 3,700 6,286
Allfunds Group plc 2,438 14,888
ASX Ltd. 840 35,774
Blackrock, Inc. 792 776,976
Daiwa Securities Group, Inc.(a) 7,000 46,736
EQT AB(a) 2,838 81,957
Euronext NV(b) 336 36,989
FactSet Research Systems, Inc. 99 44,952
Goldman Sachs Group, Inc. (The) 1,320 683,483
Hong Kong Exchanges & Clearing
Ltd. 2,800 111,937
IG Group Holdings plc 1,288 14,820
Intercontinental Exchange, Inc. 3,927 612,101
Investec plc 714 5,462
Julius Baer Group Ltd. 690 42,021
London Stock Exchange Group plc 1,485 200,751
Macquarie Group Ltd. 1,617 245,200
Investments Shares Value
Capital Markets
(continued)
Man Group plc 2,576 $ 6,577
Partners Group Holding AG 66 91,058
Schroders plc 252 1,115
3,059,083
Chemicals -
0 .4%
Air Liquide SA 1,089 194,673
Akzo Nobel NV 504 31,998
Arkema SA 179 15,615
BASF SE 2,178 105,565
Covestro AG*(b) 493 31,150
Croda International plc 272 12,956
FUCHS SE (Preference) 21 976
Hexpol AB 1,222 11,523
Incitec Pivot Ltd. 3,726 7,346
LANXESS AG 92 2,655
Mitsubishi Chemical Group Corp. 4,600 25,089
Nippon Sanso Holdings Corp. 600 21,184
Novonesis (Novozymes) B(a) 858 53,666
OCI NV* 198 2,400
Orica Ltd. 2,346 26,645
Wacker Chemie AG 14 1,176
Yara International ASA 240 7,198
551,815
Commercial Services & Supplies -
0 .4%
Brambles Ltd. 5,412 65,084
Cintas Corp. 1,452 298,836
Downer EDI Ltd. 6,762 24,847
Elis SA 1,080 24,388
ISS A/S(a) 598 11,464
Rentokil Initial plc 5,460 27,201
Securitas AB, Class B 1,131 13,212
SPIE SA 759 27,341
TOPPAN Holdings, Inc. 700 20,744
513,117
Communications Equipment -
0 .5%
Cisco Systems, Inc. 11,517 630,786
F5, Inc.* 198 46,308
677,094
Construction & Engineering -
0 .4%
ACS Actividades de Construccion y
Servicios SA 390 18,630
AECOM 495 52,866
Balfour Beatty plc 2,990 17,099
Bouygues SA 736 23,516
Eiffage SA 425 39,431
Ferrovial SE 1,518 60,779
HOCHTIEF AG 46 5,613
Obayashi Corp. 3,600 44,679
Shimizu Corp. 2,300 15,356
Skanska AB, Class B(a) 916 18,508
Sweco AB, Class B 1,334 22,404
Vinci SA 2,178 242,839

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 178
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Worley Ltd. 2,024 $ 18,560
580,280
Construction Materials -
0 .2%
Buzzi SpA 368 14,375
Heidelberg Materials AG 184 20,215
Holcim AG 1,815 178,582
Wienerberger AG 437 13,142
226,314
Consumer Finance -
0 .1%
Cembra Money Bank AG(a) 46 4,136
Discover Financial Services 627 93,066
Marui Group Co. Ltd. 1,500 23,717
120,919
Consumer Staples Distribution & Retail -
3 .1%
Aeon Co. Ltd. 3,600 88,390
Axfood AB 598 13,296
Carrefour SA 2,586 40,807
Coles Group Ltd. 1,512 17,420
Costco Wholesale Corp. 1,254 1,096,222
Dollar Tree, Inc.* 507 32,773
Endeavour Group Ltd. 874 2,685
J Sainsbury plc 5,158 17,653
Jeronimo Martins SGPS SA 1,334 25,880
Kesko OYJ, Class B(a) 472 10,077
Koninklijke Ahold Delhaize NV 2,805 92,301
Kroger Co. (The) 2,706 150,914
Loblaw Cos. Ltd. 112 14,144
Marks & Spencer Group plc 8,606 41,580
Seven & i Holdings Co. Ltd. 9,500 137,144
Target Corp. 1,848 277,274
Tesco plc 9,338 41,082
Walmart, Inc. 24,453 2,003,923
Woolworths Group Ltd. 5,247 102,966
4,206,531
Containers & Packaging -
0 .1%
Ball Corp. 1,023 60,613
DS Smith plc 2,226 15,612
Huhtamaki OYJ 230 8,999
Orora Ltd.(a) 5,198 8,205
93,429
Distributors -
0 .0% (c)
D'ieteren Group 92 19,826
Inchcape plc 1,656 15,244
35,070
Diversified Consumer Services -
0 .0% (c)
Pearson plc 3,270 47,905
Diversified REITs -
0 .1%
British Land Co. plc (The), REIT 2,348 12,033
Investments Shares Value
Diversified REITs
(continued)
Covivio SA, REIT 49 $ 2,782
Land Securities Group plc, REIT 1,248 9,651
Mirvac Group, REIT 26,742 37,484
Stockland, REIT 10,668 36,196
98,146
Diversified Telecommunication Services -
0 .7%
BT Group plc(a) 12,374 21,994
Cellnex Telecom SA(b) 1,829 66,916
Chorus Ltd. 2,070 10,792
Deutsche Telekom AG (Registered) 11,748 354,822
Elisa OYJ 552 26,224
Infrastrutture Wireless Italiane SpA(b) 803 9,023
Koninklijke KPN NV 13,134 51,232
Nippon Telegraph & Telephone Corp. 184,800 179,189
Singapore Telecommunications Ltd. 26,400 62,463
Spark New Zealand Ltd. 471 816
Swisscom AG (Registered)(a) 72 43,798
Telenor ASA 2,967 36,340
Telia Co. AB(a) 8,646 25,017
Telstra Group Ltd. 37,695 94,317
982,943
Electric Utilities -
0 .7%
American Electric Power Co., Inc. 1,452 143,385
BKW AG 42 7,363
Contact Energy Ltd. 806 4,121
Edison International 957 78,857
EDP SA 6,864 26,916
Elia Group SA/NV 92 8,725
Endesa SA(a) 782 16,814
Enel SpA 11,286 85,401
Fortis, Inc. 957 41,350
Fortum OYJ(a) 938 13,778
Iberdrola SA 19,338 286,467
Origin Energy Ltd.(a) 8,745 55,160
Redeia Corp. SA 2,352 43,409
SSE plc 3,699 83,746
Terna - Rete Elettrica Nazionale 1,312 11,344
Verbund AG 276 22,533
929,369
Electrical Equipment -
0 .7%
ABB Ltd. (Registered) 3,267 180,975
Legrand SA 924 103,926
Nexans SA 103 14,257
Nidec Corp. 6,600 133,278
nVent Electric plc 726 54,138
Prysmian SpA 1,122 78,957
Schneider Electric SE 1,155 297,431
Siemens Energy AG* 1,518 61,850
Vestas Wind Systems A/S* 3,069 57,673
982,485
Electronic Equipment, Instruments & Components -
0 .4%
Comet Holding AG (Registered) 3 994
Halma plc 690 21,956

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
179 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Hexagon AB, Class B 4,374 $ 40,707
Ibiden Co. Ltd. 300 9,786
Jabil, Inc. 429 52,805
Kyocera Corp. 3,900 40,274
Murata Manufacturing Co. Ltd. 8,900 158,164
Shimadzu Corp. 900 26,895
TE Connectivity plc 1,188 175,135
526,716
Energy Equipment & Services -
0 .2%
Schlumberger NV 7,623 305,453
Technip Energies NV 138 3,422
308,875
Entertainment -
0 .7%
Bollore SE 4,117 25,633
Electronic Arts, Inc. 1,089 164,276
Square Enix Holdings Co. Ltd. 300 11,762
Walt Disney Co. (The) 7,491 720,634
922,305
Financial Services -
2 .7%
AMP Ltd. 46 43
Apollo Global Management, Inc.(a) 2,310 330,931
Berkshire Hathaway, Inc., Class B* 7,293 3,288,560
Edenred SE 768 24,638
EXOR NV 296 31,235
Industrivarden AB, Class C 460 15,734
Kinnevik AB, Class B* 27 191
M&G plc 7,398 18,447
Nexi SpA*(a)(b) 2,232 14,059
ORIX Corp. 2,600 55,815
Wendel SE 82 8,119
3,787,772
Food Products -
0 .7%
AAK AB 853 24,314
Ajinomoto Co., Inc. 2,500 96,898
Associated British Foods plc 1,012 28,897
Bakkafrost P/F 46 2,754
Danone SA 1,023 72,968
General Mills, Inc. 2,376 161,616
Hershey Co. (The) 429 76,182
JDE Peet's NV 92 2,067
Kellanova 891 71,859
Kerry Group plc, Class A 561 55,728
MEIJI Holdings Co. Ltd. 1,200 27,967
Mondelez International, Inc., Class A 3,696 253,102
Mowi ASA 1,590 27,251
Nichirei Corp. 500 13,977
Orkla ASA 3,726 34,354
Salmar ASA 368 18,616
Viscofan SA(a) 47 3,133
971,683
Investments Shares Value
Gas Utilities -
0 .1%
APA Group 5,273 $ 24,073
Enagas SA(a) 322 4,551
Naturgy Energy Group SA 46 1,142
Rubis SCA 276 6,736
Snam SpA(a) 8,868 42,534
Tokyo Gas Co. Ltd. 800 19,795
98,831
Ground Transportation -
0 .8%
Canadian National Railway Co. 1,188 128,136
Canadian Pacific Kansas City Ltd. 1,716 132,225
ComfortDelGro Corp. Ltd. 13,800 15,335
Hankyu Hanshin Holdings, Inc. 1,300 35,486
MTR Corp. Ltd.(a) 2,000 7,280
Uber Technologies, Inc.* 5,775 416,089
Union Pacific Corp. 1,716 398,232
XPO, Inc.* 239 31,197
1,163,980
Health Care Equipment & Supplies -
2 .5%
Abbott Laboratories 7,227 819,325
Alcon AG 1,881 173,112
Ansell Ltd. 322 6,543
Baxter International, Inc.(a) 1,420 50,694
BioMerieux 152 16,914
Carl Zeiss Meditec AG 46 2,877
Cochlear Ltd. 330 61,218
ConvaTec Group plc(b) 2,022 5,548
Demant A/S* 408 14,942
Edwards Lifesciences Corp.* 2,706 181,329
Elekta AB, Class B 920 5,511
EssilorLuxottica SA 561 131,189
Fisher & Paykel Healthcare Corp.
Ltd.(a) 2,475 53,013
GE HealthCare Technologies, Inc. 3,498 305,550
Getinge AB, Class B 358 6,278
Hologic, Inc.* 1,122 90,736
Hoya Corp. 1,600 217,693
Koninklijke Philips NV* 2,772 72,587
Medtronic plc 3,498 312,197
Olympus Corp. 3,400 60,500
Siemens Healthineers AG(b) 558 29,060
Smith & Nephew plc 1,150 14,208
Sonova Holding AG (Registered) 165 60,146
Straumann Holding AG (Registered)
(a) 495 65,260
Stryker Corp. 1,980 705,434
Teleflex, Inc. 195 39,207
3,501,071
Health Care Providers & Services -
1 .9%
Cardinal Health, Inc. 660 71,623
Cigna Group (The) 792 249,330
CVS Health Corp. 3,300 186,318
Elevance Health, Inc. 1,287 522,213
Fresenius Medical Care AG 551 21,481
Fresenius SE & Co. KGaA* 1,701 61,901

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 180
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Galenica AG(b) 184 $ 16,002
Ramsay Health Care Ltd. 448 11,787
UnitedHealth Group, Inc. 2,574 1,453,023
2,593,678
Health Care REITs -
0 .4%
Alexandria Real Estate Equities, Inc.,
REIT 693 77,304
Healthpeak Properties, Inc., REIT 4,554 102,237
Ventas, Inc., REIT 1,353 88,608
Welltower, Inc., REIT 2,376 320,475
588,624
Hotel & Resort REITs -
0 .0% (c)
Host Hotels & Resorts, Inc., REIT 1,426 24,584
Hotels, Restaurants & Leisure -
1 .6%
Accor SA 1,023 46,268
Amadeus IT Group SA 1,650 119,302
Aristocrat Leisure Ltd. 3,168 127,656
Booking Holdings, Inc. 96 448,920
Carnival Corp.* 3,663 80,586
Chipotle Mexican Grill, Inc., Class A* 4,026 224,530
Compass Group plc 5,808 187,796
Domino's Pizza, Inc. 99 40,959
Entain plc 522 5,000
Expedia Group, Inc.* 342 53,458
Greggs plc 233 8,214
Hilton Worldwide Holdings, Inc. 990 232,502
InterContinental Hotels Group plc 528 58,121
Just Eat Takeaway.com NV*(a)(b) 364 4,139
La Francaise des Jeux SAEM(b) 276 11,734
Lottery Corp. Ltd. (The) 8,106 26,494
Marriott International, Inc., Class A 990 257,420
Oriental Land Co. Ltd. 6,300 153,235
Sodexo SA 212 18,367
TUI AG* 714 5,925
Whitbread plc 415 16,076
Yum! Brands, Inc. 825 108,207
2,234,909
Household Durables -
0 .8%
Berkeley Group Holdings plc 443 25,208
GN Store Nord A/S*(a) 506 9,822
Nikon Corp.(a) 500 6,265
Panasonic Holdings Corp. 8,700 70,708
Persimmon plc 799 15,069
SEB SA 184 19,257
Sekisui House Ltd. 4,400 107,339
Sony Group Corp. 43,100 770,608
Sumitomo Forestry Co. Ltd.(a) 300 11,718
Taylor Wimpey plc 15,162 28,518
Vistry Group plc* 920 10,758
1,075,270
Investments Shares Value
Household Products -
1 .7%
Clorox Co. (The) 594 $ 94,179
Colgate-Palmolive Co. 2,343 219,562
Essity AB, Class B 1,829 51,417
Henkel AG & Co. KGaA (Preference) 759 65,575
Kimberly-Clark Corp. 1,353 181,545
Procter & Gamble Co. (The) 9,900 1,635,282
Reckitt Benckiser Group plc 1,419 85,452
2,333,012
Independent Power and Renewable Electricity Producers
-
0 .1%
AES Corp. (The) 2,541 41,901
Drax Group plc 2,438 19,527
EDP Renovaveis SA 217 2,917
Meridian Energy Ltd. 7,047 24,975
Orsted A/S*(a)(b) 183 10,674
99,994
Industrial Conglomerates -
0 .5%
CK Hutchison Holdings Ltd. 6,500 34,195
Hitachi Ltd. 16,400 422,476
Investment AB Latour, Class B(a) 322 8,829
Keppel Ltd. 1,600 7,741
Lifco AB, Class B 552 16,354
Siemens AG (Registered) 924 178,960
668,555
Industrial REITs -
0 .2%
CapitaLand Ascendas REIT, REIT 3,800 7,727
Goodman Group, REIT 5,940 142,555
Segro plc, REIT 3,531 35,645
Tritax Big Box REIT plc, REIT 11,025 20,000
Warehouses De Pauw CVA, REIT 522 12,366
218,293
Insurance -
1 .8%
Aegon Ltd. 1,341 8,453
Ageas SA/NV 895 46,523
AIA Group Ltd. 13,200 104,335
Allianz SE (Registered) 528 165,891
ASR Nederland NV 206 9,744
Aviva plc 9,202 53,604
AXA SA 7,161 268,370
Beazley plc 1,772 17,212
Direct Line Insurance Group plc 3,680 7,773
Generali 4,191 116,251
Gjensidige Forsikring ASA 294 5,291
Hannover Rueck SE 198 51,913
Hiscox Ltd. 1,518 21,117
Insurance Australia Group Ltd. 7,722 37,934
Legal & General Group plc 2,706 7,553
Medibank Pvt Ltd. 14,122 33,207
MetLife, Inc. 1,485 116,454
MS&AD Insurance Group Holdings,
Inc. 3,300 74,503

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
181 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 429 $ 218,993
nib holdings Ltd. 1 4
NN Group NV 1,221 59,903
Phoenix Group Holdings plc 2,054 12,971
Poste Italiane SpA(b) 1,344 18,881
Power Corp. of Canada 1,623 51,242
Principal Financial Group, Inc. 561 46,226
Prudential plc 6,402 53,055
QBE Insurance Group Ltd. 4,205 47,401
Steadfast Group Ltd. 5,658 20,383
Storebrand ASA 2,760 31,302
Sun Life Financial, Inc. 1,353 74,932
Swiss Life Holding AG (Registered) 66 53,765
Swiss Re AG 825 105,570
Travelers Cos., Inc. (The) 594 146,088
Tryg A/S 742 17,443
Unipol Gruppo SpA 1,140 14,146
Willis Towers Watson plc 396 119,667
Zurich Insurance Group AG 363 214,433
2,452,533
Interactive Media & Services -
5 .2%
Auto Trader Group plc(b) 4,092 44,149
CAR Group Ltd. 2,096 51,867
LY Corp. 5,400 14,868
Meta Platforms, Inc., Class A 12,177 6,911,422
REA Group Ltd. 276 41,023
Snap, Inc., Class A* 4,064 49,418
7,112,747
IT Services -
2 .8%
Accenture plc, Class A 5,280 1,820,650
Akamai Technologies, Inc.* 462 46,699
Alten SA 92 7,761
Amdocs Ltd. 495 43,434
Bechtle AG 126 4,290
Capgemini SE 627 108,368
CGI, Inc.* 858 94,937
Cognizant Technology Solutions
Corp., Class A 1,551 115,689
Computacenter plc 575 16,189
Fujitsu Ltd. 8,000 155,615
Gartner, Inc.* 297 149,242
International Business Machines
Corp. 5,082 1,050,551
NEC Corp. 1,400 121,641
Nomura Research Institute Ltd. 900 27,131
NTT Data Group Corp. 2,600 41,716
Okta, Inc., Class A* 312 22,430
Otsuka Corp. 700 15,790
Reply SpA 47 7,159
Softcat plc 644 14,034
Sopra Steria Group 92 17,559
Investments Shares Value
IT Services
(continued)
TIS, Inc. 400 $ 10,047
3,890,932
Leisure Products -
0 .1%
Bandai Namco Holdings, Inc. 1,800 38,074
Sega Sammy Holdings, Inc. 1,400 26,566
Thule Group AB(b) 690 22,970
Yamaha Corp. 2,700 22,050
109,660
Life Sciences Tools & Services -
0 .3%
Eurofins Scientific SE 552 27,076
Gerresheimer AG 92 7,741
IQVIA Holdings, Inc.* 726 149,425
Lonza Group AG (Registered) 132 81,304
QIAGEN NV*(a) 713 30,227
Sartorius AG (Preference) 53 13,677
Sartorius Stedim Biotech 61 12,139
Siegfried Holding AG (Registered) 23 30,057
Tecan Group AG (Registered) 46 11,597
Wuxi Biologics Cayman, Inc.*(b) 11,500 24,170
387,413
Machinery -
0 .9%
Aalberts NV 230 8,280
Alfa Laval AB 621 27,272
Alstom SA* 494 10,758
ANDRITZ AG 99 5,949
Atlas Copco AB, Class A 6,996 114,681
Cummins, Inc. 363 119,420
Daimler Truck Holding AG 1,231 50,798
Ebara Corp. 1,500 23,146
Epiroc AB, Class A 2,496 48,380
FANUC Corp. 2,100 56,758
Georg Fischer AG (Registered) 156 11,312
Husqvarna AB, Class B(a) 1,242 7,984
Indutrade AB 690 18,610
Interpump Group SpA 10 443
KION Group AG 322 12,459
Knorr-Bremse AG 92 7,551
Kone OYJ, Class B 1,584 86,430
Konecranes OYJ 354 24,347
Metso OYJ(a) 2,772 26,200
MINEBEA MITSUMI, Inc. 2,300 41,553
Otis Worldwide Corp. 1,089 106,940
Pentair plc 508 50,353
Rotork plc 3,656 14,120
Sandvik AB 2,046 39,964
Schindler Holding AG 145 42,157
SFS Group AG(a) 23 3,288
SKF AB, Class B 782 14,712
Spirax Group plc 102 8,465
Techtronic Industries Co. Ltd. 1,500 21,648
TOMRA Systems ASA 140 1,991
Trelleborg AB, Class B 566 18,704
Valmet OYJ(a) 552 14,089
VAT Group AG(b) 78 32,429

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 182
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Volvo AB, Class B 4,818 $ 124,592
Wartsila OYJ Abp 2,046 38,894
Weir Group plc (The) 1,035 27,810
Yaskawa Electric Corp. 400 11,699
1,274,186
Marine Transportation -
0 .0% (c)
AP Moller - Maersk A/S, Class B(a) 8 12,577
Media -
0 .3%
Dentsu Group, Inc.(a) 1,500 46,617
Informa plc 5,082 52,831
Interpublic Group of Cos., Inc. (The) 1,359 39,954
ITV plc(a) 19,343 18,378
Omnicom Group, Inc. 1,287 129,987
Publicis Groupe SA 957 101,528
SES SA, Class A, ADR(a) 3,036 12,090
Vivendi SE 3,582 38,087
WPP plc 1,426 14,920
454,392
Metals & Mining -
0 .6%
Anglo American plc 3,135 96,732
Antofagasta plc 1,102 24,539
Aurubis AG 184 14,413
BlueScope Steel Ltd. 613 8,155
Boliden AB 508 15,705
Fortescue Ltd. 6,567 82,458
IGO Ltd. 1,622 5,578
Iluka Resources Ltd. 17 65
Mineral Resources Ltd. 180 4,645
Newmont Corp. 3,300 149,952
Norsk Hydro ASA 4,278 26,257
Northern Star Resources Ltd. 5,462 63,431
Pilbara Minerals Ltd.*(a) 1,769 3,302
Rio Tinto Ltd.(a) 1,056 82,524
Rio Tinto plc 2,079 134,071
South32 Ltd. 19,192 46,260
SSAB AB, Class B 3,358 15,729
Teck Resources Ltd., Class B 1,386 64,411
voestalpine AG 782 16,173
854,400
Multi-Utilities -
0 .4%
A2A SpA 5,971 13,613
AGL Energy Ltd. 3,956 27,156
Centrica plc 14,122 21,297
Engie SA 6,501 108,796
Hera SpA 3,691 14,105
National Grid plc 14,223 178,506
Public Service Enterprise Group, Inc. 1,485 132,774
Veolia Environnement SA 1,386 43,892
540,139
Investments Shares Value
Office REITs -
0 .0% (c)
Dexus, REIT 4,386 $ 20,598
Gecina SA, REIT 184 19,587
40,185
Oil, Gas & Consumable Fuels -
5 .6%
Aker BP ASA 10 213
Ampol Ltd.(a) 1,564 28,581
BP plc 32,373 156,763
Chevron Corp. 14,388 2,141,222
Enbridge, Inc. 4,290 173,083
Eni SpA 8,580 130,520
Equinor ASA 2,970 71,097
Exxon Mobil Corp. 31,086 3,630,223
Galp Energia SGPS SA 1,150 19,564
Gaztransport Et Technigaz SA 184 26,648
Marathon Oil Corp. 1,518 42,048
ORLEN SA 2,070 26,901
Pembina Pipeline Corp. 1,419 59,297
Santos Ltd. 5,382 23,901
Shell plc 22,209 742,987
Suncor Energy, Inc. 2,706 102,032
TC Energy Corp. 1,122 52,126
TotalEnergies SE 4,488 279,676
Woodside Energy Group Ltd.(a) 2,457 38,270
7,745,152
Paper & Forest Products -
0 .1%
Holmen AB, Class B(a) 460 18,065
Mondi plc 920 14,844
Stora Enso OYJ, Class R(a) 1,610 17,864
Svenska Cellulosa AB SCA, Class
B(a) 1,218 16,033
UPM-Kymmene OYJ(a) 487 14,238
81,044
Passenger Airlines -
0 .1%
ANA Holdings, Inc. 1,300 25,688
International Consolidated Airlines
Group SA 7,458 20,222
Qantas Airways Ltd.* 9,367 49,574
Ryanair Holdings plc, ADR 1,180 52,227
Singapore Airlines Ltd. 1,900 9,278
156,989
Personal Care Products -
0 .8%
Beiersdorf AG 297 39,982
Estee Lauder Cos., Inc. (The), Class
A 825 56,875
Haleon plc 19,800 94,798
Kao Corp. 1,600 71,216
L'Oreal SA 924 345,331
Shiseido Co. Ltd. 2,700 59,557
Unilever plc 7,524 457,544
1,125,303
Pharmaceuticals -
9 .6%
Astellas Pharma, Inc. 4,800 56,579

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
183 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
AstraZeneca plc 5,478 $ 777,665
Bristol-Myers Squibb Co. 5,907 329,433
Daiichi Sankyo Co. Ltd. 4,900 160,229
Eisai Co. Ltd. 400 13,597
Eli Lilly & Co. 3,564 2,957,193
GSK plc 14,388 257,584
Hikma Pharmaceuticals plc 828 19,747
Ipsen SA 115 13,971
Johnson & Johnson 20,229 3,233,808
Kyowa Kirin Co. Ltd. 700 11,594
Merck & Co., Inc. 14,190 1,451,921
Merck KGaA 396 65,347
Novartis AG (Registered) 6,501 705,208
Novo Nordisk A/S, Class B 8,052 894,400
Ono Pharmaceutical Co. Ltd.(a) 1,300 16,322
Orion OYJ, Class B 282 13,670
Pfizer, Inc. 15,378 435,197
Roche Holding AG 2,244 695,233
Sandoz Group AG 1,092 49,694
Sanofi SA 4,356 459,242
Santen Pharmaceutical Co. Ltd. 2,300 27,617
Shionogi & Co. Ltd. 6,300 90,535
Takeda Pharmaceutical Co. Ltd. 5,300 148,362
UCB SA 249 47,794
Zoetis, Inc., Class A 1,881 336,285
13,268,227
Professional Services -
0 .5%
Adecco Group AG (Registered) 376 11,767
ALS Ltd. 1,846 17,049
Arcadis NV 106 7,325
Bureau Veritas SA 1,380 43,508
Computershare Ltd. 2,831 48,916
Intertek Group plc 552 32,986
Randstad NV 192 8,828
RELX plc 6,930 317,180
SGS SA (Registered) 463 48,993
Teleperformance SE(a) 127 13,360
Wolters Kluwer NV 792 133,016
682,928
Real Estate Management & Development -
0 .5%
Castellum AB* 809 10,044
CBRE Group, Inc., Class A* 2,046 267,965
CK Asset Holdings Ltd. 4,500 18,435
Daito Trust Construction Co. Ltd. 100 11,082
Daiwa House Industry Co. Ltd. 2,200 66,018
Fastighets AB Balder, Class B*(a) 2,769 21,329
LEG Immobilien SE 156 14,704
Mitsubishi Estate Co. Ltd. 3,300 49,578
Sun Hung Kai Properties Ltd. 3,000 32,472
Swiss Prime Site AG (Registered) 394 42,672
Tokyu Fudosan Holdings Corp. 1,600 10,170
Vonovia SE 2,574 84,281
Investments Shares Value
Real Estate Management & Development
(continued)
Wharf Real Estate Investment Co.
Ltd.(a) 4,000 $ 11,988
Wihlborgs Fastigheter AB 546 5,695
646,433
Residential REITs -
0 .1%
Essex Property Trust, Inc., REIT 245 69,546
Sun Communities, Inc., REIT 396 52,541
122,087
Retail REITs -
0 .1%
CapitaLand Integrated Commercial
Trust, REIT 27,600 42,144
Klepierre SA, REIT 651 20,750
Link REIT, REIT 8,400 39,167
Region RE Ltd., REIT 2,512 3,620
Unibail-Rodamco-Westfield, REIT 322 26,177
Vicinity Ltd., REIT 27,126 38,733
170,591
Semiconductors & Semiconductor Equipment -
7 .2%
Advanced Micro Devices, Inc.* 6,831 984,142
Advantest Corp. 1,100 66,061
AIXTRON SE 253 4,002
Applied Materials, Inc. 3,498 635,167
ASM International NV 198 110,102
ASML Holding NV 1,023 689,917
ASMPT Ltd. 2,000 21,828
BE Semiconductor Industries NV 312 33,175
Broadcom, Inc. 19,437 3,299,819
Infineon Technologies AG 3,168 99,827
Intel Corp. 24,453 526,229
Lam Research Corp. 3,630 269,890
Micron Technology, Inc. 7,887 785,940
NXP Semiconductors NV 1,452 340,494
QUALCOMM, Inc. 4,719 768,112
Renesas Electronics Corp. 9,300 128,823
Rohm Co. Ltd. 2,400 27,045
SOITEC*(a) 46 3,618
STMicroelectronics NV(a) 1,452 39,456
SUMCO Corp.(a) 500 4,901
Texas Instruments, Inc. 3,762 764,288
Tokyo Electron Ltd. 1,900 291,876
9,894,712
Software -
9 .1%
Adobe, Inc.* 1,881 899,269
Autodesk, Inc.* 1,254 355,885
Crowdstrike Holdings, Inc., Class A* 1,254 372,275
Dassault Systemes SE 1,650 56,355
Gen Digital, Inc. 2,937 85,496
HubSpot, Inc.* 264 146,465
Intuit, Inc. 792 483,358
Microsoft Corp. 16,137 6,557,270
Oracle Corp. 4,488 753,266
Palo Alto Networks, Inc.* 924 332,945
Sage Group plc (The) 3,198 39,857

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 184
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Salesforce, Inc. 2,739 $ 798,062
SAP SE 3,300 769,552
ServiceNow, Inc.* 561 523,407
Synopsys, Inc.* 627 322,033
Temenos AG (Registered) 35 2,418
Xero Ltd.* 660 64,629
12,562,542
Specialized REITs -
0 .6%
American Tower Corp., REIT 1,947 415,762
Big Yellow Group plc, REIT 874 13,574
Iron Mountain, Inc., REIT 1,287 159,241
Keppel DC REIT, REIT 2,300 3,981
Safestore Holdings plc, REIT 230 2,392
VICI Properties, Inc., Class A, REIT 4,785 151,972
Weyerhaeuser Co., REIT 3,762 117,224
864,146
Specialty Retail -
1 .6%
Best Buy Co., Inc. 1,188 107,431
Fast Retailing Co. Ltd. 800 260,075
H & M Hennes & Mauritz AB, Class
B(a) 2,805 41,485
Industria de Diseno Textil SA(a) 2,145 121,792
JB Hi-Fi Ltd. 181 9,725
Kingfisher plc 9,538 35,868
Lowe's Cos., Inc. 1,584 414,739
Nitori Holdings Co. Ltd.(a) 400 50,550
Ross Stores, Inc. 1,320 184,430
TJX Cos., Inc. (The) 6,402 723,618
Tractor Supply Co. 429 113,904
USS Co. Ltd. 4,200 35,376
Williams-Sonoma, Inc.(a) 1,122 150,494
Zalando SE*(b) 414 12,414
2,261,901
Technology Hardware, Storage & Peripherals -
5 .8%
Apple, Inc. 30,987 7,000,273
Brother Industries Ltd. 900 17,790
FUJIFILM Holdings Corp. 4,600 111,101
Hewlett Packard Enterprise Co. 6,567 127,991
HP, Inc. 7,227 256,703
Logitech International SA
(Registered) 330 27,004
NetApp, Inc. 792 91,326
Pure Storage, Inc., Class A* 780 39,039
Ricoh Co. Ltd. 2,300 25,254
Seiko Epson Corp. 2,300 42,406
Super Micro Computer, Inc.*(a) 2,640 76,850
Western Digital Corp.* 2,112 137,935
7,953,672
Textiles, Apparel & Luxury Goods -
1 .2%
adidas AG 231 55,022
Asics Corp. 4,300 76,614
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Brunello Cucinelli SpA 42 $ 4,140
Burberry Group plc 12 121
Christian Dior SE 23 14,170
Deckers Outdoor Corp.* 594 95,569
Hermes International SCA 66 148,608
HUGO BOSS AG 1 46
Kering SA 231 57,392
Lululemon Athletica, Inc.* 627 186,783
LVMH Moet Hennessy Louis Vuitton
SE 990 655,409
Moncler SpA 639 35,339
NIKE, Inc., Class B 3,201 246,893
Pandora A/S 330 49,669
Puma SE 35 1,588
Swatch Group AG (The)(a) 30 6,125
1,633,488
Trading Companies & Distributors -
0 .8%
AddTech AB, Class B 613 16,923
Ashtead Group plc 1,485 110,504
Beijer Ref AB, Class B(a) 1,656 24,739
Bunzl plc 156 6,843
Diploma plc 229 12,536
DKSH Holding AG 138 9,847
Grafton Group plc 1,150 14,809
IMCD NV 184 29,175
ITOCHU Corp. 5,400 271,303
Mitsubishi Corp. 9,900 184,287
Mitsui & Co. Ltd. 10,500 217,962
Rexel SA 1,219 33,323
RS GROUP plc 2,070 18,496
Sojitz Corp. 399 8,270
Sumitomo Corp. 3,300 70,300
Toyota Tsusho Corp. 2,300 39,907
1,069,224
Transportation Infrastructure -
0 .1%
Aena SME SA(b) 232 51,130
Aeroports de Paris SA 92 10,867
Auckland International Airport Ltd. 5,607 24,360
Flughafen Zurich AG (Registered) 46 10,821
Getlink SE 847 14,331
Qube Holdings Ltd. 2,166 5,278
SATS Ltd. 4,600 13,700
Transurban Group 8,052 67,033
197,520
Water Utilities -
0 .1%
American Water Works Co., Inc. 891 123,056
Pennon Group plc 20 140
Severn Trent plc 1,146 37,836
United Utilities Group plc 1,512 19,876
180,908
Wireless Telecommunication Services -
0 .1%
Tele2 AB, Class B 1,978 20,639

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
185 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Vodafone Group plc 71,676 $ 66,367
87,006
Total Common Stocks
(Cost $101,200,501) 136,969,067
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .5% (d)
REPURCHASE AGREEMENTS - 0 .5%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$644,225, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $658,327
(Cost $644,137) $644,137 644,137
Total Investments - 99.8%
(Cost $101,844,638) 137,613,204
Other assets less liabilities - 0.2% 319,864
NET ASSETS - 100.0% $137,933,068
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $1,855,631, collateralized
in the form of cash with a value of $644,137 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,065,362 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $280,858
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $1,990,357.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $644,137.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
CVA  — Dutch Certification
OYJ  — Public Limited Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 38,172,651
Aggregate gross unrealized depreciation (2,576,644)
Net unrealized appreciation $ 35,596,007
Federal income tax cost $ 102,024,332
Futures Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
MSCI EAFE E-Mini Index 3 12/20/2024 USD $ 352,530 $ (12,746)
S&P 500 E-Mini Index 2 12/20/2024 USD 573,850 2,582
$ (10,164)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 186
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 221,635 BNP Paribas SA EUR 200,000 12/18/2024 $ 4,085
USD 178,326 Citibank NA JPY 25,000,000 12/18/2024 13,214
Net unrealized appreciation $ 17,299
Abbreviations:
EUR — Euro
JPY — Japanese Yen
USD — US Dollar
FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 3 .1%
Austria 0 .1
Belgium 0 .2
Brazil 0 .1
Canada 1 .3
Chile 0 .0
†
China 0 .2
Denmark 1 .0
Faeroe Islands 0 .0
†
Finland 0 .3
France 3 .7
Germany 2 .2
Hong Kong 0 .3
Ireland 0 .2
Italy 0 .9
Japan 5 .9
Jordan 0 .0
†
Luxembourg 0 .0
†
Morocco 0 .0
†
Netherlands 1 .9
New Zealand 0 .1
Norway 0 .2
Poland 0 .1
Portugal 0 .1
Singapore 0 .3
South Africa 0 .1
Spain 0 .9
Sweden 1 .0
Switzerland 2 .3
United Kingdom 4 .0
United States 68 .8
Other
1
0 .7
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
187 FLEXSHARES ANNUAL REPORT
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 0 .5
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 188
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
98 .8%
Automobiles -
2 .3%
Tesla, Inc.* 6,192 $ 1,547,071
Banks -
2 .3%
Citigroup, Inc. 3,483 223,504
JPMorgan Chase & Co. 6,235 1,383,671
1,607,175
Beverages -
1 .1%
PepsiCo, Inc. 4,730 785,558
Biotechnology -
2 .5%
Amgen, Inc. 2,236 715,878
Biogen, Inc.* 989 172,086
Gilead Sciences, Inc. 3,698 328,456
Regeneron Pharmaceuticals, Inc.* 559 468,554
1,684,974
Broadline Retail -
4 .5%
Amazon.com, Inc.* 15,351 2,861,426
eBay, Inc. 3,311 190,416
3,051,842
Building Products -
1 .4%
Johnson Controls International plc 3,483 263,141
Owens Corning 559 98,825
Trane Technologies plc 1,548 573,008
934,974
Capital Markets -
3 .8%
Blackrock, Inc. 172 168,737
Moody's Corp. 1,118 507,617
Morgan Stanley 6,407 744,814
MSCI, Inc. 516 294,739
Nasdaq, Inc. 2,322 171,642
S&P Global, Inc. 1,419 681,631
2,569,180
Chemicals -
1 .2%
Ecolab, Inc. 1,763 433,222
PPG Industries, Inc. 172 21,416
Sherwin-Williams Co. (The) 1,118 401,105
855,743
Commercial Services & Supplies -
1 .4%
Cintas Corp. 2,408 495,591
Waste Management, Inc. 2,279 491,922
987,513
Communications Equipment -
0 .1%
Cisco Systems, Inc. 1,247 68,298
Consumer Finance -
1 .1%
American Express Co. 2,752 743,260
Investments Shares Value
Consumer Staples Distribution & Retail -
2 .3%
Kroger Co. (The) 4,644 $ 258,996
Sysco Corp. 3,397 254,605
Target Corp. 3,139 470,976
Walmart, Inc. 7,095 581,435
1,566,012
Containers & Packaging -
0 .1%
Avery Dennison Corp. 516 106,827
Diversified Telecommunication Services -
0 .8%
Verizon Communications, Inc. 13,287 559,781
Electric Utilities -
1 .1%
Eversource Energy 2,365 155,735
Exelon Corp. 6,751 265,314
NextEra Energy, Inc. 387 30,670
PG&E Corp. 13,846 279,966
731,685
Electrical Equipment -
0 .0% (a)
Hubbell, Inc., Class B 43 18,362
Energy Equipment & Services -
0 .6%
Schlumberger NV 9,589 384,231
Entertainment -
0 .8%
Walt Disney Co. (The) 5,719 550,168
Financial Services -
5 .1%
Berkshire Hathaway, Inc., Class B* 989 445,960
Fiserv, Inc.* 1,075 212,742
Mastercard, Inc., Class A 2,193 1,095,601
PayPal Holdings, Inc.* 6,622 525,125
Visa, Inc., Class A(b) 4,128 1,196,501
3,475,929
Food Products -
0 .1%
Mondelez International, Inc., Class A 645 44,170
Ground Transportation -
2 .2%
CSX Corp. 13,201 444,081
Norfolk Southern Corp. 1,505 376,897
Union Pacific Corp. 2,838 658,615
1,479,593
Health Care Equipment & Supplies -
1 .7%
Boston Scientific Corp.* 8,385 704,508
Medtronic plc 4,945 441,341
1,145,849
Health Care Providers & Services -
2 .7%
Cigna Group (The) 1,849 582,084
CVS Health Corp. 8,514 480,700
Elevance Health, Inc. 1,161 471,087
Humana, Inc. 817 210,647

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
189 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
UnitedHealth Group, Inc. 129 $ 72,821
1,817,339
Hotel & Resort REITs -
0 .1%
Host Hotels & Resorts, Inc., REIT 4,687 80,804
Hotels, Restaurants & Leisure -
1 .3%
Airbnb, Inc., Class A* 2,795 376,738
Booking Holdings, Inc. 48 224,460
Expedia Group, Inc.* 860 134,427
Las Vegas Sands Corp. 2,537 131,543
Marriott International, Inc., Class A 86 22,362
889,530
Household Durables -
0 .1%
TopBuild Corp.* 215 75,977
Household Products -
1 .7%
Clorox Co. (The) 817 129,536
Colgate-Palmolive Co. 5,289 495,632
Procter & Gamble Co. (The) 3,440 568,219
1,193,387
Industrial REITs -
0 .8%
Prologis, Inc., REIT 4,945 558,488
Insurance -
1 .5%
Aflac, Inc. 731 76,602
Chubb Ltd. 1,419 400,782
Hartford Financial Services Group,
Inc. (The) 1,978 218,450
MetLife, Inc. 4,042 316,974
1,012,808
Interactive Media & Services -
7 .0%
Alphabet, Inc., Class A 11,008 1,883,579
Alphabet, Inc., Class C 9,847 1,700,478
Meta Platforms, Inc., Class A 2,064 1,171,485
4,755,542
IT Services -
2 .0%
Accenture plc, Class A 1,419 489,300
Akamai Technologies, Inc.* 1,032 104,315
International Business Machines
Corp.(b) 3,827 791,117
1,384,732
Life Sciences Tools & Services -
0 .3%
Illumina, Inc.* 1,075 154,951
Mettler-Toledo International, Inc.* 43 55,545
210,496
Machinery -
1 .9%
CNH Industrial NV 5,805 65,190
Cummins, Inc. 946 311,215
Deere & Co. 1,505 609,059
Investments Shares Value
Machinery
(continued)
Westinghouse Air Brake
Technologies Corp. 1,161 $ 218,245
Xylem, Inc. 731 89,021
1,292,730
Media -
0 .8%
Comcast Corp., Class A 10,965 478,841
Interpublic Group of Cos., Inc. (The) 2,494 73,324
552,165
Metals & Mining -
0 .5%
Newmont Corp. 7,783 353,660
Multi-Utilities -
0 .7%
Consolidated Edison, Inc. 2,365 240,473
Public Service Enterprise Group, Inc. 2,752 246,057
486,530
Office REITs -
0 .1%
BXP, Inc., REIT 1,032 83,138
Oil, Gas & Consumable Fuels -
2 .5%
Cheniere Energy, Inc. 1,376 263,339
Chevron Corp. 215 31,996
EQT Corp. 2,795 102,129
Exxon Mobil Corp. 516 60,258
Marathon Petroleum Corp. 2,365 344,037
ONEOK, Inc. 3,956 383,257
Valero Energy Corp. 688 89,275
Williams Cos., Inc. (The) 8,256 432,367
1,706,658
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 1,591 109,684
Pharmaceuticals -
4 .1%
Bristol-Myers Squibb Co. 645 35,972
Eli Lilly & Co. 387 321,109
Johnson & Johnson 6,364 1,017,349
Merck & Co., Inc. 7,052 721,561
Pfizer, Inc. 24,037 680,247
2,776,238
Professional Services -
1 .5%
Automatic Data Processing, Inc. 2,451 708,927
Equifax, Inc. 43 11,396
Paychex, Inc. 2,193 305,551
1,025,874
Residential REITs -
0 .1%
AvalonBay Communities, Inc.,
REIT(b) 430 95,292
Semiconductors & Semiconductor Equipment -
10 .4%
Applied Materials, Inc. 3,311 601,212
Broadcom, Inc. 2,021 343,105
Enphase Energy, Inc.* 903 74,985

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 190
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
First Solar, Inc.* 688 $ 133,802
Intel Corp. 28,896 621,842
NVIDIA Corp. 37,453 4,972,260
QUALCOMM, Inc. 2,408 391,950
7,139,156
Software -
10 .5%
Adobe, Inc.* 1,505 719,510
Autodesk, Inc.* 774 219,661
Microsoft Corp. 10,750 4,368,263
Salesforce, Inc. 3,182 927,139
ServiceNow, Inc.* 552 515,011
Workday, Inc., Class A* 1,419 331,833
Zoom Video Communications, Inc.,
Class A* 1,677 125,339
7,206,756
Specialized REITs -
1 .1%
Equinix, Inc., REIT 645 585,712
Weyerhaeuser Co., REIT 4,902 152,746
738,458
Specialty Retail -
1 .3%
Home Depot, Inc. (The) 817 321,694
Lowe's Cos., Inc. 129 33,776
TJX Cos., Inc. (The) 1,247 140,948
Tractor Supply Co. 731 194,088
Ulta Beauty, Inc.* 344 126,929
Williams-Sonoma, Inc. 817 109,584
927,019
Technology Hardware, Storage & Peripherals -
7 .9%
Apple, Inc. 20,984 4,740,495
Dell Technologies, Inc., Class C 1,806 223,276
Hewlett Packard Enterprise Co. 8,901 173,481
HP, Inc. 6,622 235,213
5,372,465
Textiles, Apparel & Luxury Goods -
0 .9%
Lululemon Athletica, Inc.* 172 51,239
NIKE, Inc., Class B 7,611 587,036
638,275
Water Utilities -
0 .3%
American Water Works Co., Inc. 1,333 184,101
Total Common Stocks
(Cost $56,337,584) 67,565,497
Principal
Amount
SHORT-TERM INVESTMENTS - 0 .1% (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.33%, 3/27/2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS (continued)
(Cost $39,312) $ 40,000 $ 39,291
Total Investments - 98.9%
(Cost $56,376,896) 67,604,788
Other assets less liabilities - 1.1% 756,927
NET ASSETS - 100.0% $68,361,715
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan at
October 31, 2024 was $2,024,445, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity dates
ranging from November 7, 2024 – May 15, 2054; a total
value of $2,063,100.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of October 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,582,196
Aggregate gross unrealized depreciation (1,356,259)
Net unrealized appreciation $ 11,225,937
Federal income tax cost $ 56,384,443

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
191 FLEXSHARES ANNUAL REPORT
Futures Contracts
FlexShares
®
ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 Micro E-Mini Index 26 12/20/2024 USD $ 746,005 $ 5,592
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98 .8%
Short-Term Investments 0 .1
Others
(1)
1 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 192
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
98 .4%
Air Freight & Logistics -
0 .8%
Deutsche Post AG 10,406 $ 417,208
Automobile Components -
0 .5%
Bridgestone Corp.(a) 8,400 302,582
Automobiles -
1 .9%
Honda Motor Co. Ltd. 2,800 28,630
Isuzu Motors Ltd. 4,400 57,670
Mercedes-Benz Group AG 5,390 325,937
Nissan Motor Co. Ltd.(a) 35,200 95,022
Porsche Automobil Holding SE
(Preference) 2,068 85,607
Renault SA 616 28,021
Toyota Motor Corp. 17,600 309,943
Volvo Car AB, Class B*(a) 5,720 12,255
Yamaha Motor Co. Ltd.(a) 13,200 117,333
1,060,418
Banks -
11 .8%
ABN AMRO Bank NV, CVA(b) 6,908 113,920
Banco Santander SA(a) 52,602 256,526
Bank of Montreal 748 68,084
Bank of Nova Scotia (The) 792 40,732
Barclays plc 38,940 118,900
BNP Paribas SA 1,694 115,403
Canadian Imperial Bank of
Commerce 3,366 210,346
Commonwealth Bank of Australia 9,658 903,035
Credit Agricole SA 4,246 64,927
Danske Bank A/S 10,076 296,562
DBS Group Holdings Ltd. 2,400 70,137
HSBC Holdings plc 44,990 411,657
ING Groep NV 33,990 578,390
Mediobanca Banca di Credito
Finanziario SpA 7,216 118,843
Mitsubishi UFJ Financial Group, Inc. 41,800 446,882
Mizuho Financial Group, Inc. 3,600 75,911
National Australia Bank Ltd. 13,046 331,551
National Bank of Canada 2,332 222,167
NatWest Group plc 24,288 114,818
Royal Bank of Canada 6,842 826,518
Societe Generale SA 4,972 142,422
Standard Chartered plc 10,164 117,659
Svenska Handelsbanken AB, Class A 21,912 226,901
Toronto-Dominion Bank (The) 11,792 651,121
6,523,412
Beverages -
1 .7%
Asahi Group Holdings Ltd. 8,100 97,817
Coca-Cola HBC AG 2,068 72,051
Diageo plc 17,028 525,190
Kirin Holdings Co. Ltd.(a) 11,000 162,337
Investments Shares Value
Beverages
(continued)
Pernod Ricard SA 748 $ 92,779
950,174
Biotechnology -
0 .9%
CSL Ltd. 2,442 458,979
Grifols SA* 4,642 51,631
510,610
Broadline Retail -
1 .1%
Dollarama, Inc. 2,464 256,113
Next plc 1,760 221,523
Rakuten Group, Inc.* 22,000 133,264
610,900
Building Products -
1 .3%
Cie de Saint-Gobain SA 3,630 327,017
Geberit AG (Registered) 308 192,629
Kingspan Group plc 2,222 194,553
714,199
Capital Markets -
3 .8%
3i Group plc 7,964 324,778
Amundi SA(b) 880 63,532
Daiwa Securities Group, Inc.(a) 19,800 132,195
Deutsche Boerse AG 242 56,145
EQT AB(a) 5,698 164,549
Hong Kong Exchanges & Clearing
Ltd. 13,900 555,685
London Stock Exchange Group plc 220 29,741
Macquarie Group Ltd. 1,496 226,852
Nomura Holdings, Inc. 46,200 242,397
Schroders plc 13,970 61,784
UBS Group AG (Registered) 7,480 229,582
2,087,240
Chemicals -
3 .1%
Akzo Nobel NV 2,684 170,404
Covestro AG*(b) 2,860 180,709
Croda International plc 1,826 86,978
Givaudan SA (Registered) 93 440,640
Nippon Paint Holdings Co. Ltd. 8,800 67,823
Nitto Denko Corp. 11,000 184,760
Shin-Etsu Chemical Co. Ltd. 200 7,556
Sika AG (Registered) 1,298 361,014
Symrise AG, Class A 2,002 240,386
1,740,270
Commercial Services & Supplies -
0 .6%
Brambles Ltd. 4,202 50,532
Dai Nippon Printing Co. Ltd. 5,800 101,664
Rentokil Initial plc 10,296 51,294
Secom Co. Ltd. 4,000 143,404
346,894

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
193 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Communications Equipment -
0 .2%
Nokia OYJ 18,106 $ 85,016
Construction & Engineering -
0 .5%
Taisei Corp.(a) 2,200 93,329
WSP Global, Inc. 990 176,751
270,080
Consumer Staples Distribution & Retail -
2 .0%
Carrefour SA 7,568 119,422
Jeronimo Martins SGPS SA 3,696 71,705
Loblaw Cos. Ltd. 1,056 133,361
Tesco plc 105,512 464,199
Woolworths Group Ltd. 16,874 331,132
1,119,819
Containers & Packaging -
0 .2%
SIG Group AG(a) 4,092 87,973
Diversified Consumer Services -
0 .3%
Pearson plc 9,548 139,878
Diversified REITs -
0 .0% (c)
Land Securities Group plc, REIT 3,256 25,179
Diversified Telecommunication Services -
2 .0%
BCE, Inc. 5,500 177,430
Deutsche Telekom AG (Registered) 16,170 488,379
Nippon Telegraph & Telephone Corp. 88,000 85,328
Swisscom AG (Registered) 374 227,506
Telefonica SA 4,422 20,710
TELUS Corp. 6,578 103,864
1,103,217
Electric Utilities -
1 .7%
Acciona SA(a) 308 39,256
EDP SA 48,466 190,053
Iberdrola SA 29,194 432,471
Terna - Rete Elettrica Nazionale 21,494 185,840
Verbund AG 924 75,436
923,056
Electrical Equipment -
2 .7%
Legrand SA 418 47,014
Mitsubishi Electric Corp. 7,500 117,553
Schneider Electric SE 3,322 855,469
Siemens Energy AG* 4,796 195,410
Vestas Wind Systems A/S* 15,268 286,916
1,502,362
Electronic Equipment, Instruments & Components -
0 .6%
Murata Manufacturing Co. Ltd. 11,700 207,923
Omron Corp. 2,400 96,111
304,034
Energy Equipment & Services -
0 .2%
Tenaris SA 6,248 102,731
Investments Shares Value
Financial Services -
0 .3%
Edenred SE 2,948 $ 94,575
Mitsubishi HC Capital, Inc. 13,200 89,300
183,875
Food Products -
1 .6%
Ajinomoto Co., Inc. 1,300 50,387
Mowi ASA 2,002 34,312
Nestle SA (Registered) 8,404 792,874
877,573
Gas Utilities -
0 .3%
AltaGas Ltd. 1,848 44,107
Hong Kong & China Gas Co. Ltd. 176,000 136,510
180,617
Ground Transportation -
1 .8%
Canadian National Railway Co. 4,246 457,969
Canadian Pacific Kansas City Ltd. 2,398 184,777
East Japan Railway Co. 13,200 266,036
MTR Corp. Ltd. 24,000 87,364
996,146
Health Care Equipment & Supplies -
1 .9%
Koninklijke Philips NV* 11,506 301,295
Olympus Corp. 8,800 156,589
Siemens Healthineers AG(b) 4,004 208,523
Sonova Holding AG (Registered)(a) 726 264,641
Sysmex Corp. 7,400 138,624
1,069,672
Hotels, Restaurants & Leisure -
1 .5%
Amadeus IT Group SA 6,820 493,115
Genting Singapore Ltd. 99,000 62,488
Oriental Land Co. Ltd. 4,400 107,021
Sands China Ltd.* 35,200 89,739
Whitbread plc 2,464 95,447
847,810
Household Durables -
1 .0%
Sekisui House Ltd. 5,700 139,052
Sony Group Corp. 22,000 393,350
532,402
Household Products -
0 .5%
Henkel AG & Co. KGaA (Preference) 2,552 220,483
Reckitt Benckiser Group plc 726 43,719
264,202
Independent Power and Renewable Electricity Producers
-
0 .4%
Corp. ACCIONA Energias
Renovables SA 594 12,227
EDP Renovaveis SA 5,060 68,008
Orsted A/S*(a)(b) 2,684 156,548
236,783
Industrial Conglomerates -
2 .5%
Hitachi Ltd. 31,800 819,190

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 194
Investments Shares Value
COMMON STOCKS (continued)
Industrial Conglomerates
(continued)
Siemens AG (Registered) 2,816 $ 545,403
1,364,593
Industrial REITs -
0 .4%
Goodman Group, REIT 2,002 48,046
Segro plc, REIT 17,380 175,450
223,496
Insurance -
6 .7%
AIA Group Ltd. 35,200 278,226
Allianz SE (Registered) 2,596 815,630
ASR Nederland NV 1,166 55,154
Aviva plc 41,206 240,037
AXA SA 14,938 559,826
Japan Post Insurance Co. Ltd. 1,000 16,649
Legal & General Group plc 83,974 234,384
Manulife Financial Corp. 1,144 33,377
MS&AD Insurance Group Holdings,
Inc. 17,300 390,577
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 352 179,686
NN Group NV 1,122 55,046
QBE Insurance Group Ltd. 15,994 180,293
Sompo Holdings, Inc. 1,800 39,279
Swiss Re AG 1,188 152,021
Tokio Marine Holdings, Inc. 500 18,277
Zurich Insurance Group AG 726 428,866
3,677,328
Interactive Media & Services -
0 .2%
LY Corp. 37,400 102,974
IT Services -
2 .0%
Capgemini SE 1,716 296,586
CGI, Inc.* 2,354 260,469
Fujitsu Ltd. 26,400 513,528
Nomura Research Institute Ltd. 1,000 30,146
1,100,729
Leisure Products -
0 .3%
Shimano, Inc.(a) 1,100 164,395
Life Sciences Tools & Services -
0 .1%
Lonza Group AG (Registered) 44 27,101
Machinery -
2 .0%
Atlas Copco AB, Class A 11,396 186,808
Epiroc AB, Class A 5,236 101,490
GEA Group AG 2,244 110,311
Komatsu Ltd. 6,600 173,790
Kone OYJ, Class B 2,464 134,448
Kubota Corp. 700 9,060
MINEBEA MITSUMI, Inc. 5,400 97,560
SKF AB, Class B 5,566 104,713
Spirax Group plc 572 47,470
Investments Shares Value
Machinery
(continued)
Volvo AB, Class B 1,584 $ 40,962
Weir Group plc (The) 770 20,690
Yaskawa Electric Corp. 3,500 102,363
1,129,665
Media -
0 .9%
Dentsu Group, Inc.(a) 2,800 87,019
Publicis Groupe SA 2,574 273,075
WPP plc 13,354 139,718
499,812
Metals & Mining -
2 .8%
Anglo American plc 6,072 187,355
Barrick Gold Corp. 1,562 30,154
BlueScope Steel Ltd. 6,006 79,898
Fortescue Ltd. 15,158 190,329
Kinross Gold Corp. 17,754 178,947
Mineral Resources Ltd. 2,354 60,750
Norsk Hydro ASA 14,322 87,903
Northern Star Resources Ltd. 16,940 196,727
Sumitomo Metal Mining Co. Ltd. 3,500 98,595
Wheaton Precious Metals Corp.(a) 6,688 441,165
1,551,823
Multi-Utilities -
0 .2%
National Grid plc 9,548 119,832
Office REITs -
0 .1%
Gecina SA, REIT 616 65,572
Oil, Gas & Consumable Fuels -
5 .0%
Enbridge, Inc. 16,720 674,582
ENEOS Holdings, Inc. 44,000 224,268
Neste OYJ 5,852 93,265
Pembina Pipeline Corp. 8,250 344,749
Repsol SA 14,542 180,767
Shell plc 25,586 848,188
South Bow Corp.* 74 1,846
TC Energy Corp. 374 17,375
TotalEnergies SE 6,204 386,610
2,771,650
Paper & Forest Products -
0 .3%
Mondi plc 6,908 111,460
West Fraser Timber Co. Ltd. 858 77,401
188,861
Personal Care Products -
2 .2%
Haleon plc 71,346 341,587
Kao Corp. 6,900 307,120
L'Oreal SA 1,518 567,330
1,216,037
Pharmaceuticals -
8 .9%
AstraZeneca plc 5,566 790,157
Daiichi Sankyo Co. Ltd. 8,100 264,868
GSK plc 13,970 250,100

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
195 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Novartis AG (Registered) 6,248 $ 677,764
Novo Nordisk A/S, Class B 12,562 1,395,361
Ono Pharmaceutical Co. Ltd.(a) 3,100 38,922
Roche Holding AG 440 136,320
Sanofi SA 5,962 628,559
Takeda Pharmaceutical Co. Ltd. 15,000 419,892
Teva Pharmaceutical Industries Ltd.* 12,650 231,974
UCB SA 528 101,346
4,935,263
Professional Services -
2 .6%
Computershare Ltd. 3,674 63,483
Recruit Holdings Co. Ltd. 4,400 275,367
RELX plc 14,696 672,623
Wolters Kluwer NV 2,574 432,303
1,443,776
Real Estate Management & Development -
0 .5%
Daiwa House Industry Co. Ltd. 8,400 252,069
Retail REITs -
0 .5%
CapitaLand Integrated Commercial
Trust, REIT 74,800 114,216
Unibail-Rodamco-Westfield, REIT 990 80,481
Vicinity Ltd., REIT 62,546 89,309
284,006
Semiconductors & Semiconductor Equipment -
2 .6%
Advantest Corp. 6,200 372,346
ASML Holding NV 1,298 875,379
Tokyo Electron Ltd. 1,300 199,704
1,447,429
Software -
2 .7%
Open Text Corp. 4,136 123,907
SAP SE 5,060 1,179,980
Xero Ltd.* 1,672 163,726
1,467,613
Specialty Retail -
1 .6%
Fast Retailing Co. Ltd.(a) 100 32,509
H & M Hennes & Mauritz AB, Class
B(a) 8,976 132,752
Industria de Diseno Textil SA(a) 11,594 658,302
JD Sports Fashion plc 12,430 19,816
ZOZO, Inc. 1,200 39,161
882,540
Technology Hardware, Storage & Peripherals -
0 .8%
Canon, Inc.(a) 11,000 361,359
Seiko Epson Corp. 4,400 81,125
442,484
Textiles, Apparel & Luxury Goods -
1 .6%
Hermes International SCA 110 247,680
Kering SA 1,122 278,762
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
LVMH Moet Hennessy Louis Vuitton
SE 572 $ 378,681
905,123
Trading Companies & Distributors -
1 .5%
Ashtead Group plc 44 3,274
Bunzl plc 4,774 209,418
Ferguson Enterprises, Inc. 132 25,970
ITOCHU Corp. 10,400 522,509
Rexel SA 2,200 60,141
821,312
Transportation Infrastructure -
1 .0%
Aena SME SA(b) 462 101,819
Getlink SE 4,268 72,214
Transurban Group 46,530 387,364
561,397
Water Utilities -
0 .2%
Severn Trent plc 4,070 134,373
Wireless Telecommunication Services -
1 .0%
SoftBank Corp. 308,000 389,840
Vodafone Group plc 150,876 139,700
529,540
Total Common Stocks
(Cost $47,950,573) 54,427,125
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .7% (d)
REPURCHASE AGREEMENTS - 1 .7%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$921,925, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $942,109
(Cost $921,800) $921,800 921,800
Total Investments - 100.1%
(Cost $48,872,373) 55,348,925
Liabilities in excess of other assets - (0.1%) (28,369)
NET ASSETS - 100.0% $55,320,556
* Non-income producing security.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 196
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $3,438,788, collateralized
in the form of cash with a value of $921,800 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,318,196 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 5.00%, and maturity dates ranging from
November 7, 2024 – February 15, 2054 and $1,440,649
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $3,680,647.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $921,800.
Percentages shown are based on Net Assets.
Abbreviations
CVA  — Dutch Certification
OYJ  — Public Limited Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,108,971
Aggregate gross unrealized depreciation (2,680,503)
Net unrealized appreciation $ 6,428,468
Federal income tax cost $ 48,902,685
Futures Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
MSCI EAFE E-Mini Index 7 12/20/2024 USD $ 822,570 $ (33,092)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 46,210 Bank of Montreal AUD 69,070 12/18/2024 $ 950
USD 72,007 Morgan Stanley CHF 60,857 12/18/2024 1,275
USD 43,868 Citibank NA EUR 39,606 12/18/2024 787
USD 84,970 Morgan Stanley GBP 65,011 12/18/2024 1,396
USD 17,304 Morgan Stanley JPY 2,434,090 12/18/2024 1,228
USD 128,670 Toronto-Dominion Bank (The) JPY 18,198,000 12/18/2024 8,481
USD 23,870 JPMorgan Chase Bank NA NOK 257,473 12/18/2024 522
USD 22,175 Citibank NA NZD 36,099 12/18/2024 682
USD 37,963 JPMorgan Chase Bank NA SEK 390,201 12/18/2024 1,408
Total unrealized appreciation $ 16,729
CAD 74,291 Bank of New York Mellon (The) USD 54,776 12/18/2024 $ (1,400)
USD 20,205 UBS Securities LLC HKD 157,028 12/18/2024 (9)
Total unrealized depreciation $ (1,409)
Net unrealized appreciation $ 15,320

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
197 FLEXSHARES ANNUAL REPORT
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — US Dollar
FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 6 .5%
Austria 0 .1
Belgium 0 .2
Canada 10 .4
Denmark 3 .9
Finland 0 .6
France 10 .6
Germany 9 .5
Hong Kong 2 .1
Ireland 0 .3
Israel 0 .4
Italy 0 .7
Japan 20 .0
Netherlands 4 .7
New Zealand 0 .3
Norway 0 .2
Portugal 0 .6
Singapore 0 .4
Spain 4 .1
Sweden 1 .7
Switzerland 7 .3
United Kingdom 13 .8
Other
1
1 .6
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .4%
Securities Lending Reinvestments 1 .7
Others
(1)
( 0 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 198
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
99 .2%
Building Products -
0 .6%
Simpson Manufacturing Co., Inc. 99,575 $ 17,902,589
UFP Industries, Inc. 142,250 17,402,865
35,305,454
Chemicals -
18 .4%
CF Industries Holdings, Inc. 1,123,775 92,408,018
Corteva, Inc. 4,165,080 253,736,674
FMC Corp. 748,235 48,627,793
Hektas Ticaret TAS* 77,941,261 8,069,101
ICL Group Ltd.(a) 8,569,140 35,390,738
K+S AG (Registered) 1,829,335 22,134,166
Mosaic Co. (The) 2,133,750 57,099,150
Nutrien Ltd. 5,433,950 258,804,075
PhosAgro PJSC‡ 308,581 —
PI Industries Ltd. 822,205 43,889,068
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 3,983,050 10,042,079
SABIC Agri-Nutrients Co. 2,523,515 76,464,043
Scotts Miracle-Gro Co. (The)(a) 264,585 23,013,603
Taiwan Fertilizer Co. Ltd. 8,535,000 15,210,627
UPL Ltd. 5,547,750 36,528,110
Yara International ASA 1,795,195 53,837,622
Yunnan Yuntianhua Co. Ltd., Class A 1,422,586 4,602,240
1,039,857,107
Food Products -
10 .9%
Archer-Daniels-Midland Co. 2,833,620 156,444,160
Bakkafrost P/F 517,790 31,005,249
Bunge Global SA 862,035 72,428,181
Charoen Pokphand Foods PCL,
NVDR 31,579,500 23,208,523
Charoen Pokphand Indonesia Tbk.
PT 76,815,000 25,694,728
Golden Agri-Resources Ltd. 64,297,000 14,094,890
Mowi ASA 4,671,490 80,064,656
Muyuan Foods Co. Ltd., Class A* 4,267,558 26,172,764
New Hope Liuhe Co. Ltd., Class A* 3,414,084 4,706,831
PPB Group Bhd. 7,397,000 23,581,210
QL Resources Bhd. 16,785,500 18,399,269
Salmar ASA 796,600 40,297,977
Tyson Foods, Inc., Class A 1,692,775 99,179,687
615,278,125
Metals & Mining -
30 .4%
Agnico Eagle Mines Ltd.(a) 1,112,225 95,890,958
Anglo American plc 2,930,350 90,417,707
Antofagasta plc 782,375 17,421,502
Barrick Gold Corp.(a) 3,894,805 75,188,638
BHP Group Ltd. 10,358,645 289,308,668
Boliden AB 660,040 20,405,627
First Quantum Minerals Ltd.*(a) 1,598,890 20,634,909
Fortescue Ltd.(a) 3,960,240 49,726,160
Franco-Nevada Corp. 418,215 55,449,978
Investments Shares Value
Metals & Mining
(continued)
Freeport-McMoRan, Inc. 2,469,460 $ 111,175,089
Glencore plc 23,957,745 125,145,580
GMK Norilskiy Nickel PAO‡ 4,615,800 —
GMK Norilskiy Nickel PAO, ADR*‡ 1,231,473 —
Gold Fields Ltd.(a) 2,062,625 33,852,483
Grupo Mexico SAB de CV, Series B 6,995,018 36,549,632
Hindalco Industries Ltd. 3,652,980 29,804,242
Ivanhoe Mines Ltd., Class A*(a) 1,755,365 23,183,235
Kinross Gold Corp. 2,677,145 26,983,670
Newmont Corp. 1,931,755 87,778,947
Norsk Hydro ASA 2,941,730 18,055,113
Northern Star Resources Ltd. 2,617,400 30,396,259
Rio Tinto plc 2,327,210 150,077,593
Royal Gold, Inc.(a) 110,955 16,206,087
Saudi Arabian Mining Co.* 2,842,155 42,681,136
South32 Ltd.(a) 10,284,675 24,790,181
Southern Copper Corp.(a) 147,940 16,206,827
Sumitomo Metal Mining Co. Ltd. 666,100 18,764,058
Teck Resources Ltd., Class B 1,072,565 49,844,514
Vale SA 8,086,500 86,693,706
Wheaton Precious Metals Corp.(a) 1,027,045 67,747,615
Zijin Mining Group Co. Ltd., Class A 3,983,000 9,415,030
1,719,795,144
Oil, Gas & Consumable Fuels -
30 .2%
BP plc 18,978,995 91,903,899
Cameco Corp.(a) 970,145 50,638,653
Canadian Natural Resources Ltd. 2,472,305 83,979,800
Cenovus Energy, Inc. 1,618,805 26,001,681
Chevron Corp.(a) 1,138,000 169,357,160
China Petroleum & Chemical Corp.,
Class H 30,472,000 17,167,545
ConocoPhillips(a) 810,825 88,817,770
Coterra Energy, Inc. 506,410 12,113,327
Devon Energy Corp. 449,510 17,387,047
Diamondback Energy, Inc. 125,180 22,128,069
Eni SpA 2,460,925 37,435,906
EOG Resources, Inc. 392,610 47,882,716
EQT Corp.(a) 364,160 13,306,406
Equinor ASA 853,500 20,431,414
Exxon Mobil Corp. 2,466,615 288,051,300
Gazprom PJSC*‡ 15,937,700 —
Hess Corp. 187,770 25,251,310
Inpex Corp. 1,138,000 15,042,593
LUKOIL PJSC‡ 214,305 —
LUKOIL PJSC, ADR*‡ 269,035 —
Marathon Oil Corp. 392,610 10,875,297
Novatek PJSC‡ 1,237,715 —
Occidental Petroleum Corp.(a) 449,510 22,524,946
Oil & Natural Gas Corp. Ltd. 5,098,240 16,136,961
Ovintiv, Inc. 173,545 6,802,964
PetroChina Co. Ltd., Class H 28,450,000 21,371,167
Petroleo Brasileiro SA (Preference) 5,121,000 31,767,672
Repsol SA 1,305,855 16,232,682

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
199 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Rosneft Oil Co. PJSC‡ 2,926,433 $ —
Santos Ltd. 3,516,420 15,616,069
Saudi Arabian Oil Co.(b) 6,338,660 45,569,087
Shell plc 7,121,035 236,065,766
Suncor Energy, Inc. 1,539,145 58,034,694
Tatneft PJSC‡ 2,021,036 —
TotalEnergies SE 2,324,365 144,845,850
Tourmaline Oil Corp.(a) 372,695 17,162,231
Woodside Energy Group Ltd.(a) 2,384,111 37,134,669
1,707,036,651
Paper & Forest Products -
2 .8%
Canfor Corp.* 153,630 1,830,621
Dexco SA 1,138,000 1,627,751
Dongwha Enterprise Co. Ltd.* 8,535 67,971
Mondi plc 1,587,510 25,614,327
Stella-Jones, Inc.(a) 170,700 10,308,495
Stora Enso OYJ, Class R(a) 2,176,425 24,148,182
Svenska Cellulosa AB SCA, Class
B(a) 1,886,235 24,829,435
UPM-Kymmene OYJ(a) 1,920,375 56,145,148
West Fraser Timber Co. Ltd.(a) 190,615 17,195,621
161,767,551
Semiconductors & Semiconductor Equipment -
0 .2%
Tongwei Co. Ltd., Class A 3,414,087 14,753,842
Specialized REITs -
1 .1%
PotlatchDeltic Corp., REIT(a) 165,010 6,859,466
Rayonier, Inc., REIT(a) 301,570 9,418,031
Weyerhaeuser Co., REIT 1,550,525 48,314,359
64,591,856
Water Utilities -
4 .6%
AlKhorayef Water & Power
Technologies Co.* 79,660 3,406,395
American States Water Co.(a) 99,575 8,210,954
American Water Works Co., Inc. 523,480 72,297,823
Beijing Enterprises Water Group Ltd. 22,760,000 6,791,932
California Water Service Group 159,320 8,278,267
Chengdu Xingrong Environment Co.
Ltd., Class A 1,138,000 1,180,278
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 1,614,000 25,673,439
Cia de Saneamento de Minas Gerais
Copasa MG 853,500 3,398,519
Cia De Sanena Do Parana 1,138,000 5,307,882
Essential Utilities, Inc. 682,800 26,356,080
Grandblue Environment Co. Ltd.,
Class A 284,500 881,609
Guangdong Investment Ltd. 13,777,941 8,772,485
Pennon Group plc 1,277,405 8,942,300
Severn Trent plc 1,186,365 39,168,424
Investments Shares Value
Water Utilities
(continued)
United Utilities Group plc 3,052,685 $ 40,129,899
258,796,286
Total Common Stocks
(Cost $5,394,171,573) 5,617,182,016
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .2% (c)
CERTIFICATES OF DEPOSIT - 0 .5%
Bank of Montreal, London
(SOFR + 0.20%), 5.02%,
12/17/2024(d) $ 5,000,000 5,000,000
Cooperatieve Rabobank UA, London
5.17%, 7/3/2025 3,000,000 3,004,350
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 5.01%,
3/11/2025(d) 1,000,000 999,998
Mitsubishi UFJ Trust & Banking Corp.
4.84%, 1/27/2025 3,000,000 3,000,602
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 5.06%,
2/18/2025(d) 2,000,000 2,000,236
Natixis SA, New York
(SOFR + 0.22%), 5.03%,
11/1/2024(d) 2,000,000 2,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 5.13%,
7/18/2025(d) 4,000,000 4,002,536
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.20%), 5.02%,
2/26/2025(d) 1,000,000 1,000,109
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 5.04%,
2/21/2025(d) 3,000,000 3,001,188
Sumitomo Mitsui Trust Bank Ltd.,
London
4.85%, 11/27/2024 1,000,000 1,000,000
Westpac Banking Corp., New York
(SOFR + 0.33%), 5.14%,
9/11/2025(d) 2,000,000 2,001,360
Total Certificates of Deposit
(Cost $27,000,000) 27,010,379
COMMERCIAL PAPER - 0 .1%
Macquarie Bank Ltd.
(SOFR + 0.22%), 5.04%,
2/13/2025(d) (Cost $4,000,000) $ 4,000,000 3,999,760

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 200
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS - 1 .6%
BofA Securities, Inc.
5.28%, dated 10/31/2024, due
1/31/2025, repurchase price
$8,107,947, collateralized by
various Common Stocks, U.S.
Treasury Securities, 2.75%,
5/31/2029; ; total market value
$8,621,598 $ 8,000,000 $ 8,000,000
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$17,534,427, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $17,918,264 17,532,050 17,532,050
Citigroup Global Markets, Inc.
4.84%, dated 10/31/2024, due
11/1/2024, repurchase price
$12,001,613, collateralized by
various U.S. Treasury Securities,
2.38%, 1/15/2025; ; total market
value $12,122,823 12,000,000 12,000,000
MetLife, Inc.
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$50,006,736, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 5/15/2042 -
5/15/2046; total market value
$50,927,334 50,000,000 50,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$5,024,938, collateralized by
various Common Stocks; total
market value $5,410,163 5,000,000 5,000,000
Total Repurchase Agreements
(Cost $92,532,050) 92,532,050
Total Securities Lending Reinvestments
(Cost $123,532,050) 123,542,189
Total Investments - 101.4%
(Cost $5,517,703,623) 5,740,724,205
Liabilities in excess of other assets - (1.4%) (82,045,588)
NET ASSETS - 100.0% $5,658,678,617
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $308,488,272, collateralized
in the form of cash with a value of $123,532,050 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $177,830,690 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.63%, and maturity dates
ranging from November 7, 2024 – August 15, 2054
and $32,984,531 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 4.75%, and maturity dates ranging
from August 15, 2025 – June 22, 2071; a total value of
$334,347,271.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $123,542,189.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2024.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
NVDR  — Non-Voting Depositary Receipt
OYJ  — Public Limited Company
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
SOFR  — Secured Overnight Financing Rate
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 777,308,283
Aggregate gross unrealized depreciation (590,519,317)
Net unrealized appreciation $ 186,788,966
Federal income tax cost $ 5,554,235,418
Futures Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of October 31, 2024:

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
201 FLEXSHARES ANNUAL REPORT
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
FTSE 100 Index 81 12/20/2024 GBP $ 8,463,267 $ (214,004)
FTSE/JSE Top 40 Index 21 12/19/2024 ZAR 926,233 32,938
Hang Seng Index 17 11/28/2024 HKD 2,224,930 (37,783)
MSCI Emerging Markets E-Mini Index 15 12/20/2024 USD 844,875 2,187
Russell 2000 E-Mini Index 92 12/20/2024 USD 10,159,560 145,184
S&P/TSX 60 Index 85 12/19/2024 CAD 17,650,633 319,271
SPI 200 Index 13 12/19/2024 AUD 1,739,189 (7,037)
$ 240,756
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
INR
*
39,415,711 Citibank NA USD 467,475 12/18/2024 $ 424
USD 3,183,435 JPMorgan Chase Bank NA AUD 4,674,000 12/18/2024 120,621
USD 262,889 Goldman Sachs & Co. BRL
*
1,470,000 12/18/2024 10,223
USD 1,067,933 Morgan Stanley BRL
*
5,925,000 12/18/2024 49,535
USD 8,042,066 Bank of Montreal CAD 10,888,000 12/18/2024 219,378
USD 1,110,299 Bank of Montreal EUR 992,000 12/18/2024 31,248
USD 1,329,694 JPMorgan Chase Bank NA EUR 1,190,000 12/18/2024 35,269
USD 1,461,968 Morgan Stanley EUR 1,307,000 12/18/2024 40,275
USD 6,595,827 Citibank NA GBP 4,958,000 12/18/2024 222,185
USD 873,620 Morgan Stanley INR
*
73,350,000 12/18/2024 2,890
USD 262,565 Citibank NA KRW
*
350,052,156 12/18/2024 8,369
USD 417,741 Bank of Montreal MXN 8,380,000 12/18/2024 2,733
USD 48,707 Morgan Stanley SEK 500,827 12/18/2024 1,788
USD 771,120 JPMorgan Chase Bank NA TWD
*
24,180,000 12/18/2024 13,232
Total unrealized appreciation $ 758,170
AUD 3,354,480 JPMorgan Chase Bank NA USD 2,244,815 12/18/2024 $ (46,665)
AUD 1,240,000 Morgan Stanley USD 833,921 12/18/2024 (21,364)
AUD 374,000 Toronto-Dominion Bank (The) USD 259,412 12/18/2024 (14,334)
BRL
*
1,372,240 Toronto-Dominion Bank (The) USD 240,788 12/18/2024 (4,925)
CAD 14,351,539 Bank of Montreal USD 10,596,017 12/18/2024 (284,884)
EUR 688,602 BNP Paribas SA USD 763,093 12/18/2024 (14,064)
EUR 1,040,000 Morgan Stanley USD 1,157,679 12/18/2024 (26,416)
GBP 6,370,860 Bank of Montreal USD 8,323,931 12/18/2024 (134,020)
GBP 1,530,000 Morgan Stanley USD 2,013,125 12/18/2024 (46,269)
GBP 455,000 Toronto-Dominion Bank (The) USD 609,907 12/18/2024 (24,992)
INR
*
87,650,000 Morgan Stanley USD 1,040,912 12/18/2024 (429)
JPY 9,759,416 Citibank NA USD 69,614 12/18/2024 (5,158)
KRW
*
723,350,000 JPMorgan Chase Bank NA USD 552,391 12/18/2024 (27,118)
NOK 8,591,048 Bank of Montreal USD 794,259 12/18/2024 (15,231)
NOK 7,500,000 JPMorgan Chase Bank NA USD 708,195 12/18/2024 (28,103)
USD 2,194,392 BNP Paribas SA HKD 17,054,345 12/18/2024 (974)
USD 414,436 Toronto-Dominion Bank (The) HKD 3,220,000 12/18/2024 (67)
USD 225,016 UBS AG ZAR 4,060,000 12/18/2024 (3,734)
Total unrealized depreciation $ (698,747)
Net unrealized appreciation $ 59,423

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 202
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
203 FLEXSHARES ANNUAL REPORT
FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 12 .8%
Austria 0 .4
Brazil 2 .7
Canada 16 .2
Chile 0 .3
China 2 .2
Faeroe Islands 0 .5
Finland 1 .4
France 2 .6
Germany 0 .4
Hong Kong 0 .3
India 2 .2
Indonesia 0 .5
Israel 0 .6
Italy 0 .7
Japan 0 .6
Malaysia 0 .7
Mexico 0 .6
Norway 3 .8
Saudi Arabia 3 .0
Singapore 0 .2
South Africa 2 .2
South Korea 0 .0
†
Spain 0 .3
Sweden 0 .8
Taiwan 0 .3
Thailand 0 .4
Turkey 0 .1
United Kingdom 7 .4
United States 34 .6
Zambia 0 .4
Other
1
0 .8
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .2%
Securities Lending Reinvestments 2 .2
Others
(1)
( 1 .4 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 204
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
99 .0%
Air Freight & Logistics -
2 .3%
Deutsche Post AG 1,296,020 $ 51,961,401
International Distribution Services
plc(a) 833,340 3,612,705
Oesterreichische Post AG 43,860 1,388,024
PostNL NV(a) 360,340 431,497
57,393,627
Chemicals -
0 .0% (b)
PureCycle Technologies, Inc.*(a) 60,200 783,804
Commercial Services & Supplies -
6 .4%
Ambipar Participacoes e
Empreendimentos SA, Class B* 86,000 1,920,933
Befesa SA(a)(c) 48,160 1,116,806
Casella Waste Systems, Inc., Class
A* 22,360 2,188,597
China Everbright Environment Group
Ltd.(a) 4,300,000 2,085,177
Clean Harbors, Inc.* 18,920 4,375,439
Cleanaway Co. Ltd. 112,000 639,700
Cleanaway Waste Management Ltd.
(a) 2,937,760 5,253,156
CoreCivic, Inc.*(a) 49,020 676,966
Daiei Kankyo Co. Ltd.(a) 38,300 794,538
Daiseki Co. Ltd. 63,460 1,631,025
GEO Group, Inc. (The)*(a) 52,460 796,343
GFL Environmental, Inc. 438,600 18,333,480
Renewi plc 99,760 779,799
Republic Services, Inc., Class A 77,400 15,325,200
Shanghai Environment Group Co.
Ltd., Class A 19,600 23,110
Stericycle, Inc.* 35,260 2,167,432
TRE Holdings Corp. 86,000 1,017,377
Veralto Corp. 93,740 9,579,291
Waste Connections, Inc.(a) 335,400 59,221,638
Waste Management, Inc. 139,320 30,072,222
157,998,229
Diversified Telecommunication Services -
15 .0%
AT&T, Inc. 2,718,460 61,274,088
BCE, Inc.(a) 761,100 24,510,046
BT Group plc(a) 5,231,380 9,298,313
Cellnex Telecom SA(c) 401,620 14,693,832
China Tower Corp. Ltd., Class H(c) 36,120,000 4,878,319
Cogent Communications Holdings,
Inc.(a) 17,200 1,380,644
Deutsche Telekom AG (Registered) 3,017,740 91,144,146
Frontier Communications Parent,
Inc.* 94,600 3,380,058
HKT Trust & HKT Ltd. 3,205,000 3,982,339
Indus Towers Ltd.* 1,183,360 4,792,618
Infrastrutture Wireless Italiane SpA(c) 318,200 3,575,447
Iridium Communications, Inc. 43,000 1,261,190
Investments Shares Value
Diversified Telecommunication Services
(continued)
KINX, Inc. 2,580 $ 131,244
Koninklijke KPN NV 3,366,040 13,130,048
Liberty Global Ltd., Class A* 77,400 1,533,294
Liberty Global Ltd., Class C*(a) 55,040 1,134,925
Nippon Telegraph & Telephone Corp. 46,010,000 44,613,012
Quebecor, Inc., Class B 136,740 3,400,965
Spark New Zealand Ltd. 1,486,939 2,575,210
Swisscom AG (Registered)(a) 21,500 13,078,524
Verizon Communications, Inc. 1,597,020 67,282,453
371,050,715
Electric Utilities -
14 .0%
American Electric Power Co., Inc. 202,100 19,957,375
Constellation Energy Corp. 118,680 31,208,093
Duke Energy Corp. 294,120 33,903,212
Edison International 147,920 12,188,608
Enel SpA 5,375,860 40,679,028
Exelon Corp. 383,560 15,073,908
Iberdrola SA 4,034,260 59,762,294
NextEra Energy, Inc. 782,600 62,021,050
PG&E Corp. 995,020 20,119,304
Southern Co. (The) 416,240 37,890,327
Xcel Energy, Inc. 208,980 13,961,954
346,765,153
Gas Utilities -
0 .7%
AltaGas Ltd.(a) 207,260 4,946,763
APA Group(a) 925,360 4,224,592
Enagas SA(a) 147,060 2,078,717
Snam SpA(a) 1,379,440 6,616,349
17,866,421
Ground Transportation -
15 .4%
Aurizon Holdings Ltd. 2,285,020 5,058,806
Canadian National Railway Co. 751,640 81,071,110
Canadian Pacific Kansas City Ltd.(a) 1,212,600 93,436,182
Central Japan Railway Co. 1,338,000 28,002,915
CSX Corp. 741,320 24,938,005
East Japan Railway Co. 1,462,000 29,465,551
Keisei Electric Railway Co. Ltd.(a) 216,800 5,681,704
Kyushu Railway Co.(a) 195,300 5,145,176
MTR Corp. Ltd.(a) 2,150,000 7,826,327
Norfolk Southern Corp. 86,000 21,536,980
Odakyu Electric Railway Co. Ltd.(a) 476,800 5,022,325
Rumo SA 1,720,000 5,912,848
Tobu Railway Co. Ltd. 258,000 4,194,564
Union Pacific Corp. 232,200 53,886,654
West Japan Railway Co. 636,300 11,328,709
382,507,856
Health Care Providers & Services -
3 .4%
Acadia Healthcare Co., Inc.*(a) 36,120 1,541,963
Bangkok Chain Hospital PCL, NVDR 1,806,000 925,879
Bangkok Dusit Medical Services
PCL, NVDR 17,200,000 14,016,891

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
205 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Bumrungrad Hospital PCL, NVDR 860,000 $ 6,931,990
Encompass Health Corp. 37,840 3,763,566
HCA Healthcare, Inc. 72,240 25,915,378
IHH Healthcare Bhd. 2,752,000 4,556,291
Life Healthcare Group Holdings Ltd. 1,444,800 1,303,425
Mitra Keluarga Karyasehat Tbk.
PT(c) 6,880,000 1,187,945
Ramsay Health Care Ltd.(a) 236,263 6,216,399
Rede D'Or Sao Luiz SA(c) 1,032,000 5,234,208
Select Medical Holdings Corp. 43,860 1,407,029
Tenet Healthcare Corp.* 36,980 5,732,640
Universal Health Services, Inc.,
Class B 20,640 4,216,958
82,950,562
Independent Power and Renewable Electricity Producers
-
0 .6%
RWE AG 471,280 15,231,676
IT Services -
0 .2%
Fastly, Inc., Class A*(a) 51,600 373,068
NEXTDC Ltd.*(a) 500,520 5,383,143
5,756,211
Media -
3 .3%
Charter Communications, Inc., Class
A*(a) 36,980 12,115,018
Comcast Corp., Class A 1,464,580 63,958,209
Liberty Broadband Corp., Class C* 47,300 3,822,786
Sirius XM Holdings, Inc. 85,999 2,292,733
82,188,746
Multi-Utilities -
7 .9%
Consolidated Edison, Inc. 132,440 13,466,499
Dominion Energy, Inc. 315,620 18,788,859
E.ON SE 1,439,640 19,403,964
Engie SA 1,284,840 21,502,176
National Grid plc 3,546,640 44,512,160
Public Service Enterprise Group, Inc. 189,200 16,916,372
Sempra 242,520 20,218,892
Veolia Environnement SA 945,140 29,931,082
WEC Energy Group, Inc. 120,400 11,501,812
196,241,816
Oil, Gas & Consumable Fuels -
8 .7%
Antero Midstream Corp.(a) 138,460 1,989,670
DT Midstream, Inc.(a) 36,980 3,333,747
Enbridge, Inc. 1,506,720 60,789,794
Hess Midstream LP, Class A 35,260 1,221,759
Keyera Corp.(a) 154,800 4,748,555
Kinder Morgan, Inc. 748,200 18,338,382
Koninklijke Vopak NV 42,140 1,932,450
New Fortress Energy, Inc.(a) 18,920 159,117
ONEOK, Inc.(a) 222,740 21,579,051
Pembina Pipeline Corp.(a) 400,760 16,746,849
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Santos Ltd. 2,264,380 $ 10,055,885
Secure Energy Services, Inc.(a) 195,220 2,172,146
Targa Resources Corp.(a) 83,420 13,927,803
TC Energy Corp. 713,800 33,161,654
Transneft PJSC (Preference)‡ 147,300 —
Williams Cos., Inc. (The) 463,540 24,275,590
214,432,452
Real Estate Management & Development -
0 .0% (b)
Shanghai SMI Holding Co. Ltd.,
Class A 45,236 31,786
Specialized REITs -
4 .9%
American Tower Corp., REIT 177,160 37,830,746
Crown Castle, Inc., REIT 163,400 17,563,866
Digital Core REIT Management Pte.
Ltd., REIT 860,000 537,500
Digital Realty Trust, Inc., REIT(a) 118,680 21,152,337
Equinix, Inc., REIT 36,120 32,799,850
Keppel DC REIT, REIT 1,204,000 2,084,179
SBA Communications Corp., Class
A, REIT(a) 40,420 9,275,177
Uniti Group, Inc., REIT(a) 95,460 483,982
121,727,637
Specialty Retail -
0 .0%
GCI Liberty, Inc.*‡ 36,294 —
Transportation Infrastructure -
7 .0%
Adani Ports & Special Economic
Zone Ltd. 1,320,100 21,601,529
Aena SME SA(c) 95,460 21,038,138
Aeroports de Paris SA 28,380 3,352,209
Airports of Thailand PCL, NVDR 5,590,000 10,146,318
Atlas Arteria Ltd. 1,419,000 4,535,692
Auckland International Airport Ltd. 1,747,520 7,592,267
Bangkok Expressway & Metro PCL,
NVDR 10,320,000 2,416,002
CCR SA 1,376,000 2,911,855
China Merchants Port Holdings Co.
Ltd. 1,720,000 2,831,858
COSCO SHIPPING Ports Ltd. 1,720,000 982,301
Flughafen Zurich AG (Registered) 24,080 5,664,244
Gemadept Corp. 430,000 1,110,720
Getlink SE 397,320 6,722,597
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 533,200 9,233,334
Grupo Aeroportuario del Sureste
SAB de CV, Class B 227,900 6,087,305
International Container Terminal
Services, Inc. 2,270,400 15,472,008
Japan Airport Terminal Co. Ltd. 118,400 4,371,453
Jiangsu Expressway Co. Ltd., Class
H 1,720,000 1,732,301
Promotora y Operadora de
Infraestructura SAB de CV 240,800 2,097,565
Qube Holdings Ltd. 2,283,300 5,563,489

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 206
Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Santos Brasil Participacoes SA 688,000 $ 1,501,091
Transurban Group 4,049,740 33,714,288
Westports Holdings Bhd. 1,118,000 1,074,853
Zhejiang Expressway Co. Ltd., Class
H 1,720,000 1,141,593
172,895,010
Water Utilities -
2 .5%
Aguas Andinas SA, Class A 3,679,940 1,051,204
American States Water Co. 14,620 1,205,565
American Water Works Co., Inc. 74,820 10,333,390
Beijing Enterprises Water Group Ltd. 5,160,000 1,539,823
California Water Service Group 23,220 1,206,511
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 723,500 11,508,509
Cia de Saneamento de Minas Gerais
Copasa MG 258,000 1,027,320
Cia De Sanena Do Parana
(Preference) 1,290,000 1,234,567
Essential Utilities, Inc.(a) 97,180 3,751,148
Guangdong Investment Ltd. 3,440,000 2,190,266
Middlesex Water Co.(a) 8,600 526,234
Pennon Group plc 377,540 2,642,918
Ranhill Utilities Bhd.* 688,000 191,678
Severn Trent plc 348,300 11,499,296
SJW Group(a) 12,900 718,014
United Utilities Group plc 876,340 11,520,165
62,146,608
Wireless Telecommunication Services -
6 .7%
KDDI Corp. 1,257,900 39,456,729
SoftBank Corp. 24,080,000 30,478,411
SoftBank Group Corp. 878,900 54,802,509
T-Mobile US, Inc. 188,340 42,029,954
166,767,603
Total Common Stocks
(Cost $2,187,171,264) 2,454,735,912
Number
of Rights
RIGHTS - 0 .0% (b)
Transportation Infrastructure - 0.0%(b)
Gemadept Corp., expiring 11/21/2024
(Cost $154,217) 205,815
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1 .8% (d)
REPURCHASE AGREEMENTS - 1 .8%
BofA Securities, Inc.
5.28%, dated 10/31/2024, due
1/31/2025, repurchase price
$2,026,987, collateralized by
various Common Stocks, U.S.
Treasury Securities, 2.75%,
5/31/2029; ; total market value
$2,155,399 $ 2,000,000 $ 2,000,000
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$3,218,217, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $3,288,665 3,217,781 3,217,781
MetLife, Inc.
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$15,002,021, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 5/15/2042 -
5/15/2046; total market value
$15,278,200 15,000,000 15,000,000
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$22,003,031, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$23,834,904 22,000,000 22,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$2,000,274, collateralized by
various Common Stocks; total
market value $2,136,236 2,000,000 2,000,000
44,217,781
Total Securities Lending Reinvestments
(Cost $44,217,781) 44,217,781
Total Investments - 100.8%
(Cost $2,231,543,262) 2,499,159,508
Liabilities in excess of other assets - (0.8%) (20,924,076)
NET ASSETS - 100.0% $2,478,235,432
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
207 FLEXSHARES ANNUAL REPORT
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $111,930,672, collateralized
in the form of cash with a value of $44,217,781 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $58,503,682 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $16,606,139
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $119,327,602.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $44,217,781.
Percentages shown are based on Net Assets.
Abbreviations
NVDR  — Non-Voting Depositary Receipt
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 382,762,806
Aggregate gross unrealized depreciation (139,895,787)
Net unrealized appreciation $ 242,867,019
Federal income tax cost $ 2,256,306,668
Futures Contracts
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
FTSE 100 Index 66 12/20/2024 GBP $ 6,895,995 $ (175,935)
S&P 500 E-Mini Index 18 12/20/2024 USD 5,164,650 19,809
S&P/TSX 60 Index 36 12/19/2024 CAD 7,475,562 111,965
SPI 200 Index 22 12/19/2024 AUD 2,943,243 (15,753)
TOPIX Index 10 12/12/2024 JPY 1,768,915 74,093
$ 14,179
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 3 .2%
Austria 0 .1
Brazil 1 .3
Canada 13 .9
Chile 0 .0
†
China 0 .7
France 2 .5

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 208
Germany 7 .2%
Hong Kong 0 .5
India 1 .1
Indonesia 0 .0
†
Italy 2 .0
Japan 10 .7
Malaysia 0 .2
Mexico 0 .7
Netherlands 0 .6
New Zealand 0 .4
Philippines 0 .6
Singapore 0 .1
South Africa 0 .0
†
South Korea 0 .0
†
Spain 4 .0
Switzerland 0 .8
Taiwan 0 .0
†
Thailand 1 .4
United Kingdom 3 .5
United States 43 .4
Vietnam 0 .1
Other
1
1 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .0%
Rights 0 .0
†
Securities Lending Reinvestments 1 .8
Others
(1)
( 0 .8 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

209 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
97 .9%
Capital Markets -
0 .7%
DigitalBridge Group, Inc.(a) 86,301 $ 1,354,063
HMC Capital Ltd., REIT(a) 173,634 1,156,637
2,510,700
Diversified REITs -
5 .8%
Alexander & Baldwin, Inc., REIT(a) 52,503 977,081
American Assets Trust, Inc., REIT(a) 36,507 983,864
British Land Co. plc (The), REIT 453,822 2,325,657
Broadstone Net Lease, Inc., REIT(a) 98,427 1,731,331
Charter Hall Group, REIT 247,422 2,448,748
Covivio SA, REIT 6,321 358,903
Empire State Realty Trust, Inc., Class
A, REIT(a) 96,750 1,025,550
Essential Properties Realty Trust,
Inc., REIT(a) 90,429 2,865,695
Merlin Properties Socimi SA, REIT 203,175 2,263,119
Mori Trust Reit, Inc., REIT 2,064 833,323
NIPPON REIT Investment Corp.,
REIT 387 801,566
OUE REIT, REIT 399,900 87,664
Reit 1 Ltd., REIT 203,175 922,757
Stockland, REIT 1,244,334 4,221,901
Tokyu REIT, Inc., REIT(a) 645 655,057
22,502,216
Financial Services -
0 .5%
HA Sustainable Infrastructure Capital,
Inc.(a) 58,695 2,053,738
Health Care REITs -
2 .8%
LTC Properties, Inc., REIT(a) 28,122 1,074,260
National Health Investors, Inc.,
REIT(a) 22,575 1,730,374
Sabra Health Care REIT, Inc.,
REIT(a) 121,260 2,352,444
Welltower, Inc., REIT 40,764 5,498,248
10,655,326
Hotel & Resort REITs -
3 .7%
Apple Hospitality REIT, Inc., REIT(a) 116,874 1,726,228
CDL Hospitality Trusts, REIT 1,238,400 842,513
DiamondRock Hospitality Co., REIT 111,198 952,967
Far East Hospitality Trust, REIT 180,600 84,641
Host Hotels & Resorts, Inc., REIT 366,876 6,324,942
Park Hotels & Resorts, Inc., REIT(a) 109,650 1,523,039
RLJ Lodging Trust, REIT 96,621 855,096
Sunstone Hotel Investors, Inc., REIT 106,167 1,071,225
Xenia Hotels & Resorts, Inc., REIT 71,853 1,018,157
14,398,808
Industrial REITs -
7 .3%
AIMS APAC REIT, REIT 90,300 86,689
Investments Shares Value
Industrial REITs
(continued)
First Industrial Realty Trust, Inc.,
REIT(a) 69,015 $ 3,622,598
Goodman Group, REIT 164,604 3,950,364
Innovative Industrial Properties, Inc.,
REIT 14,706 1,899,868
Mitsubishi Estate Logistics REIT
Investment Corp., REIT 387 904,461
Montea NV, REIT 12,182 886,101
Prologis, Inc., REIT 100,233 11,320,315
STAG Industrial, Inc., REIT(a) 94,944 3,539,512
Tritax Big Box REIT plc, REIT 1,167,450 2,117,815
28,327,723
Office REITs -
4 .5%
Cousins Properties, Inc., REIT(a) 79,593 2,437,934
Equity Commonwealth, REIT* 56,373 1,115,622
Highwoods Properties, Inc., REIT 55,599 1,864,790
Hudson Pacific Properties, Inc.,
REIT(a) 155,058 669,850
Ichigo Office REIT Investment Corp.,
REIT(a) 1,419 728,480
Keppel REIT, REIT 1,470,600 1,000,484
Kilroy Realty Corp., REIT(a) 58,308 2,345,148
Piedmont Office Realty Trust, Inc.,
Class A, REIT 104,877 1,042,477
SL Green Realty Corp., REIT(a) 33,670 2,545,787
Vornado Realty Trust, REIT(a) 84,495 3,498,938
17,249,510
Real Estate Management & Development -
15 .8%
Aeon Mall Co. Ltd.(a) 69,800 927,688
Airport City Ltd.* 58,050 884,506
Allreal Holding AG (Registered) 7,740 1,374,886
Amot Investments Ltd.(a) 205,755 1,002,677
Aroundtown SA*(a) 457,047 1,352,622
Big Shopping Centers Ltd.* 9,804 1,176,721
Capitaland India Trust 1,083,600 892,829
Catena AB 20,253 921,791
City Developments Ltd. 258,000 1,014,136
CTP NV(b) 61,360 1,020,549
Daito Trust Construction Co. Ltd. 30,200 3,346,634
Fastighets AB Balder, Class B*(a) 343,914 2,649,090
Grand City Properties SA* 67,338 888,963
Hang Lung Group Ltd. 801,000 1,048,850
Heiwa Real Estate Co. Ltd. 31,400 868,873
Henderson Land Development Co.
Ltd. 738,000 2,377,920
Hulic Co. Ltd.(a) 206,400 1,925,452
Ichigo, Inc.(a) 322,500 855,342
International Workplace Group plc 404,802 830,612
Intershop Holding AG 1,001 140,536
Israel Canada T.R Ltd.(a) 222,525 833,971
Kerry Properties Ltd. 516,000 1,091,150
Melisron Ltd. 14,577 1,159,255

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 210
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Mitsubishi Estate Co. Ltd. 405,300 $ 6,089,145
Mitsui Fudosan Co. Ltd. 444,600 3,870,275
Nomura Real Estate Holdings, Inc. 57,100 1,426,703
Pandox AB, Class B 57,018 986,886
PSP Swiss Property AG (Registered)
(a) 23,736 3,365,368
Sino Land Co. Ltd.(a) 1,984,000 1,985,429
Sirius Real Estate Ltd., REIT 842,886 967,705
St Joe Co. (The) 18,576 960,379
Sumitomo Realty & Development
Co. Ltd. 147,200 4,445,232
Swire Properties Ltd. 619,200 1,261,593
Tokyo Tatemono Co. Ltd. 96,400 1,595,750
Tokyu Fudosan Holdings Corp. 296,700 1,885,869
UOL Group Ltd. 270,900 1,099,655
VGP NV 9,030 753,883
Wihlborgs Fastigheter AB 145,383 1,516,324
Zug Estates Holding AG, Class B 50 109,576
60,904,825
Residential REITs -
16 .8%
American Homes 4 Rent, Class A,
REIT(a) 171,183 6,032,489
AvalonBay Communities, Inc.,
REIT(a) 73,788 16,352,159
Boardwalk REIT, REIT 16,899 876,500
Camden Property Trust, REIT 55,212 6,392,997
Centerspace, REIT(a) 12,513 871,656
Equity Residential, REIT 176,859 12,445,568
Essex Property Trust, Inc., REIT 33,282 9,447,428
Independence Realty Trust, Inc.,
REIT(a) 115,971 2,275,351
Ingenia Communities Group, REIT 289,863 915,126
InterRent REIT, REIT(a) 80,109 654,573
Killam Apartment REIT, REIT(a) 63,855 856,622
NexPoint Residential Trust, Inc.,
REIT 20,898 870,402
UDR, Inc., REIT 162,153 6,841,235
64,832,106
Retail REITs -
20 .3%
Acadia Realty Trust, REIT 55,470 1,358,460
Agree Realty Corp., REIT(a) 51,987 3,860,035
BWP Trust, REIT 393,321 888,807
CapitaLand Integrated Commercial
Trust, REIT 2,949,300 4,503,429
Carmila SA, REIT 51,213 959,646
Choice Properties REIT, REIT 101,652 1,034,058
CT REIT, REIT(a) 71,853 785,051
Eurocommercial Properties NV,
REIT(a) 37,023 938,530
Fukuoka REIT Corp., REIT 774 722,552
InvenTrust Properties Corp., REIT 38,571 1,135,916
Japan Metropolitan Fund Invest,
REIT 3,612 2,214,744
Investments Shares Value
Retail REITs
(continued)
Kimco Realty Corp., REIT(a) 350,622 $ 8,316,754
Kite Realty Group Trust, REIT(a) 114,681 2,943,861
Klepierre SA, REIT 112,230 3,577,296
Mercialys SA, REIT 73,014 857,676
NNN REIT, Inc., REIT(a) 95,589 4,152,386
PARAGON REIT, REIT 206,400 136,518
Realty Income Corp., REIT(a) 27,864 1,654,286
Regency Centers Corp., REIT 82,947 5,925,734
Retail Estates NV, REIT 1,899 128,028
Shaftesbury Capital plc, REIT 800,703 1,396,928
Simon Property Group, Inc., REIT 126,291 21,358,334
SITE Centers Corp., REIT(a) 24,768 395,050
SmartCentres REIT, REIT(a) 50,439 901,349
Tanger, Inc., REIT(a) 56,373 1,873,275
Unibail-Rodamco-Westfield, REIT 61,404 4,991,744
Urban Edge Properties, REIT(a) 63,339 1,408,659
78,419,106
Specialized REITs -
19 .7%
American Tower Corp., REIT 46,827 9,999,438
Big Yellow Group plc, REIT 95,718 1,486,563
Crown Castle, Inc., REIT 6,966 748,775
CubeSmart, REIT 116,358 5,566,567
Digital Realty Trust, Inc., REIT 124,485 22,186,962
EPR Properties, REIT(a) 38,958 1,767,524
Equinix, Inc., REIT 7,482 6,794,255
Iron Mountain, Inc., REIT 23,349 2,888,972
Lamar Advertising Co., Class A, REIT 45,537 6,010,884
National Storage Affiliates Trust,
REIT(a) 36,636 1,544,207
National Storage REIT, REIT(a) 710,121 1,167,474
Public Storage, REIT 7,482 2,462,027
Safestore Holdings plc, REIT 114,939 1,195,470
Shurgard Self Storage Ltd., REIT 22,962 974,712
VICI Properties, Inc., Class A, REIT 302,634 9,611,656
Weyerhaeuser Co., REIT 53,664 1,672,170
76,077,656
Total Common Stocks
(Cost $345,597,533) 377,931,714
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 6 .7% (c)
REPURCHASE AGREEMENTS - 6 .7%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$7,977,013, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $8,151,634 $ 7,975,932 7,975,932

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
211 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.84%, dated 10/31/2024, due
11/1/2024, repurchase price
$11,001,479, collateralized by
various U.S. Treasury Securities,
2.38%, 1/15/2025; ; total market
value $11,112,587 $ 11,000,000 $ 11,000,000
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$2,000,276, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$2,166,809 2,000,000 2,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$5,000,685, collateralized by
various Common Stocks; total
market value $5,340,591 5,000,000 5,000,000
25,975,932
Total Securities Lending Reinvestments
(Cost $25,975,932) 25,975,932
Total Investments - 104.6%
(Cost $371,573,465) 403,907,646
Liabilities in excess of other assets - (4.6%) (17,752,391)
NET ASSETS - 100.0% $386,155,255
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $67,245,712, collateralized in
the form of cash with a value of $25,975,932 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $40,535,237 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.63%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $4,028,845
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from January 31,
2025 – June 30, 2120; a total value of $70,540,014.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $25,975,932.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 42,148,421
Aggregate gross unrealized depreciation (12,216,605)
Net unrealized appreciation $ 29,931,816
Federal income tax cost $ 374,010,535
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
EURO STOXX 50 Index 12 12/20/2024 EUR $ 629,764 $ (7,408)
S&P Midcap 400 E-Mini Index 17 12/20/2024 USD 5,293,120 82,366
SPI 200 Index 15 12/19/2024 AUD 2,006,756 (12,787)
TOPIX Mini Index 4 12/12/2024 JPY 70,757 (36)
$ 62,135
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 212
Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 22,993 JPMorgan Chase Bank NA AUD 34,359 12/18/2024 $ 478
USD 66,577 Bank of Montreal CAD 90,270 12/18/2024 1,721
USD 220,921 BNP Paribas SA EUR 199,355 12/18/2024 4,072
USD 48,498 BNP Paribas SA SGD 62,894 12/18/2024 858
Total unrealized appreciation $ 7,129
EUR 385,000 Bank of Montreal USD 429,555 12/18/2024 $ (10,770)
JPY 59,523,000 JPMorgan Chase Bank NA USD 416,686 12/18/2024 (23,567)
USD 29,718 JPMorgan Chase Bank NA ILS 111,846 12/18/2024 (222)
Total unrealized depreciation $ (34,559)
Net unrealized depreciation $ (27,430)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 3 .8%
Belgium 0 .7
Canada 1 .3
France 2 .8
Germany 0 .6
Hong Kong 2 .0
Israel 1 .6
Japan 8 .8
Netherlands 0 .5
Singapore 2 .5
Spain 0 .6
Sweden 1 .6
Switzerland 1 .3
United Kingdom 2 .7
United States 67 .1
Other
1
2 .1
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 97 .9%
Securities Lending Reinvestments 6 .7
Others
(1)
( 4 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

213 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Real Assets Allocation Index Fund
October 31,2024
The underlying index of the
FlexShares®
Real Assets Allocation Index
Fund is comprised of securities of affiliated
FlexShares®
Funds. The
Schedules of Investments of the affiliated
FlexShares®
Funds are
located elsewhere in this Report.
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.8%
FlexShares® Global Quality Real
Estate Index Fund(a) 52,320 $ 3,143,386
FlexShares® Morningstar Global
Upstream Natural Resources
Index Fund(a) 19,940 793,413
FlexShares® STOXX® Global
Broad Infrastructure Index
Fund(a) 68,550 3,955,335
Total Exchange Traded Funds
(Cost $8,111,770) 7,892,134
Total Investments - 99.8%
(Cost $8,111,770) 7,892,134
Other assets less liabilities - 0.2% 19,162
NET ASSETS - 100.0% $7,911,296
(a)
Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both
the Fund and the affiliated Funds.
Percentages shown are based on Net Assets.
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (222,995)
Net unrealized depreciation $ (222,995)
Federal income tax cost $ 8,115,129
Investment in a company which was affiliated for the period ended October 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
October 31,
2024
Value
October 31,
2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
FlexShares® Global
Quality Real
Estate Index
Fund $ 2,773,255 $ 2,468,812 $ 2,593,971 52,320 $ 3,143,386 $ 1,227,492 $ 43,396 $ (732,202)
FlexShares®
Morningstar
Global
Upstream
Natural
Resources
Index Fund 5,421,708 991,149 5,791,941 19,940 793,413 654,848 136,391 (482,351)
FlexShares®
STOXX®
Global Broad
Infrastructure
Index Fund 8,376,484 541,078 6,229,833 68,550 3,955,335 1,704,442 148,917 (436,836)
$16,571,447 $4,001,039 $14,615,745 140,810 $7,892,134 $3,586,782 $328,704 $(1,651,389)
Security Type % of Net Assets
Exchange Traded Funds 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 214
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
October 31,2024
Investments Shares Value
COMMON STOCKS -
99 .5%
Aerospace & Defense -
0 .6%
Lockheed Martin Corp. 21,796 $ 11,901,706
Air Freight & Logistics -
0 .5%
CH Robinson Worldwide, Inc. 93,272 9,610,747
Banks -
2 .1%
Bank of America Corp. 9,432 394,446
Comerica, Inc. 159,296 10,148,748
Cullen/Frost Bankers, Inc.(a) 56,592 7,206,991
JPMorgan Chase & Co. 57,640 12,791,469
Popular, Inc. 93,272 8,322,661
38,864,315
Beverages -
2 .3%
Coca-Cola Co. (The) 657,096 42,914,940
Biotechnology -
4 .2%
AbbVie, Inc. 291,344 59,396,301
Gilead Sciences, Inc. 211,696 18,802,839
78,199,140
Broadline Retail -
0 .5%
eBay, Inc.(a) 176,064 10,125,441
Building Products -
0 .9%
Advanced Drainage Systems, Inc.(a) 51,352 7,696,638
CSW Industrials, Inc. 3,144 1,110,146
Trane Technologies plc 19,912 7,370,626
16,177,410
Capital Markets -
4 .2%
Bank of New York Mellon Corp. (The) 162,440 12,241,479
Blue Owl Capital Corp.(a) 641,376 9,646,295
Invesco Ltd. 551,248 9,558,640
Janus Henderson Group plc(a) 252,568 10,433,584
Lazard, Inc.(a) 193,880 10,273,701
Morgan Stanley 138,336 16,081,560
Virtu Financial, Inc., Class A 311,256 9,636,486
77,871,745
Chemicals -
0 .8%
Olin Corp. 114,232 4,686,939
Scotts Miracle-Gro Co. (The)(a) 125,760 10,938,605
15,625,544
Commercial Services & Supplies -
0 .4%
Cintas Corp. 34,064 7,010,712
Construction Materials -
0 .1%
Eagle Materials, Inc. 5,240 1,495,810
Consumer Finance -
0 .8%
Ally Financial, Inc. 192,832 6,758,762
Investments Shares Value
Consumer Finance
(continued)
OneMain Holdings, Inc. 176,064 $ 8,745,099
15,503,861
Consumer Staples Distribution & Retail -
0 .4%
Costco Wholesale Corp. 4,949 4,326,317
Walmart, Inc. 28,296 2,318,857
6,645,174
Distributors -
0 .5%
Pool Corp.(a) 23,056 8,337,972
Diversified Consumer Services -
0 .2%
H&R Block, Inc.(a) 52,400 3,129,852
Diversified Telecommunication Services -
0 .3%
Iridium Communications, Inc. 205,408 6,024,617
Electric Utilities -
1 .4%
Edison International 75,456 6,217,575
Evergy, Inc. 123,664 7,474,252
OGE Energy Corp.(a) 224,272 8,968,637
Pinnacle West Capital Corp.(a) 32,488 2,852,771
25,513,235
Electrical Equipment -
0 .8%
Vertiv Holdings Co., Class A 126,808 13,858,846
Energy Equipment & Services -
0 .1%
Weatherford International plc 14,672 1,159,088
Entertainment -
0 .5%
Electronic Arts, Inc.(a) 66,024 9,959,720
Financial Services -
2 .2%
Fidelity National Information
Services, Inc. 131,000 11,754,630
Mastercard, Inc., Class A 9,432 4,712,133
Radian Group, Inc. 268,288 9,365,934
Visa, Inc., Class A(a) 24,104 6,986,544
Western Union Co. (The) 787,048 8,468,637
41,287,878
Gas Utilities -
0 .5%
UGI Corp.(a) 376,232 8,995,707
Ground Transportation -
1 .2%
Union Pacific Corp. 99,560 23,104,889
Health Care Equipment & Supplies -
0 .2%
ResMed, Inc. 13,600 3,297,592
Health Care Providers & Services -
0 .1%
Cencora, Inc.(a) 10,480 2,390,278

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
215 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care REITs -
0 .6%
Omega Healthcare Investors, Inc.,
REIT(a) 248,376 $ 10,548,529
Hotel & Resort REITs -
0 .8%
Apple Hospitality REIT, Inc., REIT(a) 429,680 6,346,374
Host Hotels & Resorts, Inc., REIT 440,160 7,588,358
13,934,732
Hotels, Restaurants & Leisure -
1 .2%
Booking Holdings, Inc. 277 1,295,321
Domino's Pizza, Inc. 7,336 3,035,123
Marriott International, Inc., Class A 3,144 817,503
Starbucks Corp. 141,480 13,822,596
Wingstop, Inc. 11,327 3,258,665
22,229,208
Household Products -
3 .6%
Colgate-Palmolive Co. 30,392 2,848,034
Procter & Gamble Co. (The) 333,860 55,146,995
WD-40 Co.(a) 31,440 8,239,481
66,234,510
Independent Power and Renewable Electricity Producers
-
0 .4%
NextEra Energy Partners LP(a) 355,272 6,874,513
Industrial Conglomerates -
0 .7%
3M Co. 94,320 12,117,290
Insurance -
4 .0%
Aflac, Inc. 104,000 10,898,160
First American Financial Corp. 135,192 8,672,567
Lincoln National Corp. 210,648 7,320,018
MetLife, Inc. 125,760 9,862,099
Old Republic International Corp. 272,480 9,517,726
Principal Financial Group, Inc. 85,936 7,081,126
Prudential Financial, Inc. 90,128 11,038,878
Willis Towers Watson plc 33,536 10,134,244
74,524,818
Interactive Media & Services -
6 .7%
Alphabet, Inc., Class A 197,024 33,712,777
Alphabet, Inc., Class C 172,920 29,861,555
Meta Platforms, Inc., Class A 104,975 59,581,710
123,156,042
IT Services -
1 .9%
Accenture plc, Class A 102,704 35,414,393
Machinery -
2 .0%
Caterpillar, Inc.(a) 36,680 13,799,016
Illinois Tool Works, Inc. 51,352 13,409,548
Snap-on, Inc.(a) 29,344 9,687,334
36,895,898
Investments Shares Value
Media -
0 .5%
Interpublic Group of Cos., Inc. (The) 306,016 $ 8,996,870
Metals & Mining -
0 .8%
Nucor Corp.(a) 53,448 7,581,065
Southern Copper Corp. 66,024 7,232,929
14,813,994
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
Starwood Property Trust, Inc.(a) 469,504 9,268,009
Multi-Utilities -
1 .2%
Dominion Energy, Inc.(a) 190,736 11,354,514
Public Service Enterprise Group, Inc. 128,904 11,525,307
22,879,821
Oil, Gas & Consumable Fuels -
2 .0%
ConocoPhillips 7,336 803,585
Devon Energy Corp. 222,176 8,593,768
Exxon Mobil Corp. 77,552 9,056,522
Marathon Petroleum Corp. 62,880 9,147,154
Scorpio Tankers, Inc. 5,240 305,335
Valero Energy Corp.(a) 72,312 9,383,205
37,289,569
Pharmaceuticals -
4 .4%
Johnson & Johnson 365,752 58,469,115
Merck & Co., Inc. 86,984 8,900,203
Zoetis, Inc. 78,600 14,052,108
81,421,426
Professional Services -
2 .5%
Automatic Data Processing, Inc. 70,216 20,309,276
Broadridge Financial Solutions, Inc.
(a) 25,152 5,303,551
Paychex, Inc.(a) 83,840 11,681,427
Paycom Software, Inc. 13,624 2,847,824
Robert Half, Inc.(a) 96,416 6,566,894
46,708,972
Residential REITs -
2 .1%
AvalonBay Communities, Inc.,
REIT(a) 47,160 10,451,128
Camden Property Trust, REIT 79,648 9,222,442
Equity Residential, REIT 138,336 9,734,704
Mid-America Apartment
Communities, Inc., REIT 64,976 9,833,468
39,241,742
Retail REITs -
0 .2%
NNN REIT, Inc., REIT 102,704 4,461,462
Semiconductors & Semiconductor Equipment -
11 .4%
Broadcom, Inc. 99,560 16,902,301
KLA Corp. 23,088 15,381,918
Lam Research Corp. 230,560 17,142,136
Microchip Technology, Inc.(a) 129,952 9,534,578
NVIDIA Corp. 778,664 103,375,433
NXP Semiconductors NV 44,016 10,321,752

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 216
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
QUALCOMM, Inc. 191,784 $ 31,216,682
Skyworks Solutions, Inc. 89,080 7,801,626
211,676,426
Software -
7 .2%
Bentley Systems, Inc., Class B(a) 51,352 2,478,248
Gen Digital, Inc. 374,136 10,891,099
Intuit, Inc. 48,208 29,421,342
Microsoft Corp. 222,091 90,246,678
133,037,367
Specialized REITs -
1 .9%
CubeSmart, REIT 142,528 6,818,539
National Storage Affiliates Trust,
REIT(a) 213,792 9,011,333
Public Storage, REIT 33,536 11,035,356
Weyerhaeuser Co., REIT 256,760 8,000,642
34,865,870
Specialty Retail -
3 .4%
Bath & Body Works, Inc. 8,384 237,938
Home Depot, Inc. (The) 80,879 31,846,106
Lowe's Cos., Inc. 88,032 23,049,418
Williams-Sonoma, Inc.(a) 59,736 8,012,390
63,145,852
Technology Hardware, Storage & Peripherals -
8 .8%
Apple, Inc. 703,322 158,887,473
NetApp, Inc.(a) 34,584 3,987,881
162,875,354
Textiles, Apparel & Luxury Goods -
1 .9%
Kontoor Brands, Inc.(a) 123,664 10,589,348
NIKE, Inc., Class B 208,552 16,085,616
Tapestry, Inc. 188,640 8,950,968
35,625,932
Tobacco -
2 .3%
Altria Group, Inc.(a) 297,632 16,209,039
Philip Morris International, Inc. 201,216 26,701,363
42,910,402
Trading Companies & Distributors -
0 .7%
Fastenal Co. 155,104 12,126,031
Total Common Stocks
(Cost $1,413,292,990) 1,842,281,251
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 5 .4% (b)
CERTIFICATES OF DEPOSIT - 0 .5%
Bank of Montreal, London
(SOFR + 0.20%), 5.02%,
12/17/2024(c) $ 2,000,000 2,000,000
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Cooperatieve Rabobank UA, London
5.17%, 7/3/2025 $ 1,000,000 $ 1,001,450
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 5.06%,
2/18/2025(c) 1,000,000 1,000,118
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 5.13%,
7/18/2025(c) 1,000,000 1,000,634
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 5.04%,
2/21/2025(c) 2,000,000 2,000,792
Sumitomo Mitsui Trust Bank Ltd.,
London
4.85%, 11/27/2024 1,000,000 1,000,000
Westpac Banking Corp., New York
(SOFR + 0.33%), 5.14%,
9/11/2025(c) 1,000,000 1,000,680
Total Certificates of Deposit
(Cost $9,000,000) 9,003,674
COMMERCIAL PAPER - 0 .1%
Macquarie Bank Ltd.
(SOFR + 0.22%), 5.04%,
2/13/2025(c) (Cost $2,000,000) $ 2,000,000 1,999,880
REPURCHASE AGREEMENTS - 4 .8%
BofA Securities, Inc.
5.28%, dated 10/31/2024, due
1/31/2025, repurchase price
$8,107,947, collateralized by
various  Common Stocks, U.S.
Treasury Securities, 2.75%,
5/31/2029; ; total market value
$8,621,598 8,000,000 8,000,000
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$15,078,065, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $15,408,131 15,076,021 15,076,021
Citigroup Global Markets, Inc.
4.84%, dated 10/31/2024, due
11/1/2024, repurchase price
$22,002,958, collateralized by
various U.S. Treasury Securities,
2.38%, 1/15/2025; ; total market
value $22,225,175 22,000,000 22,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
217 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
MetLife, Inc.
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$2,000,269, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 5/15/2042 -
5/15/2046; total market value
$2,037,093 $ 2,000,000 $ 2,000,000
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$18,002,480, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$19,501,286 18,000,000 18,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$22,003,013, collateralized by
various Common Stocks; total
market value $23,524,110 22,000,000 22,000,000
TD Prime Services LLC
5.13%, dated 10/31/2024, due
12/5/2024, repurchase price
$2,009,975, collateralized by
various Common Stocks; total
market value $2,138,555 2,000,000 2,000,000
Total Repurchase Agreements
(Cost $89,076,021) 89,076,021
Total Securities Lending Reinvestments
(Cost $100,076,021) 100,079,575
Total Investments - 104.9%
(Cost $1,513,369,011) 1,942,360,826
Liabilities in excess of other assets - (4.9%) (91,547,638)
NET ASSETS - 100.0% $1,850,813,188
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $117,034,595, collateralized
in the form of cash with a value of $100,076,021 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $18,691,281 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from November 7, 2024 – May 15, 2054 and $823,408
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025 –
September 20, 2117; a total value of $119,590,710.
(b) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $100,079,575.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
SOFR  — Secured Overnight Financing Rate
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 464,085,049
Aggregate gross unrealized depreciation (35,451,871)
Net unrealized appreciation $ 428,633,178
Federal income tax cost $ 1,513,774,792
Futures Contracts
FlexShares
®
Quality Dividend Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 21 12/20/2024 USD $ 6,025,425 $ 26,310
S&P Midcap 400 E-Mini Index 6 12/20/2024 USD 1,868,160 20,834
$ 47,144
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 218
Security Type % of Net Assets
Common Stocks 99 .5%
Securities Lending Reinvestments 5 .4
Others
(1)
( 4 .9 )
100 .0%
(1)
Includes any other net assets/(liabilities).

219 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
October 31,2024
Investments Shares Value
COMMON STOCKS -
99 .2%
Aerospace & Defense -
1 .7%
BWX Technologies, Inc. 20,610 $ 2,509,267
Lockheed Martin Corp. 8,015 4,376,591
6,885,858
Air Freight & Logistics -
0 .4%
Expeditors International of
Washington, Inc.(a) 14,427 1,716,813
Banks -
2 .3%
Bank of America Corp. 1,832 76,614
Cullen/Frost Bankers, Inc.(a) 17,862 2,274,726
JPMorgan Chase & Co. 12,366 2,744,263
Popular, Inc. 20,610 1,839,030
UMB Financial Corp.(a) 20,381 2,236,407
9,171,040
Beverages -
0 .7%
Coca-Cola Co. (The) 43,052 2,811,726
Biotechnology -
4 .2%
AbbVie, Inc. 63,204 12,885,399
Gilead Sciences, Inc. 46,258 4,108,636
16,994,035
Broadline Retail -
0 .5%
Dillard's, Inc., Class A(a) 1,145 425,390
eBay, Inc. 26,564 1,527,696
1,953,086
Building Products -
1 .2%
Carlisle Cos., Inc.(a) 4,809 2,030,504
CSW Industrials, Inc. 5,725 2,021,497
Masco Corp. 12,137 969,868
5,021,869
Capital Markets -
2 .4%
Bank of New York Mellon Corp. (The) 35,724 2,692,161
Blue Owl Capital Corp. 136,026 2,045,831
CME Group, Inc. 13,053 2,941,624
Virtu Financial, Inc., Class A 66,181 2,048,964
9,728,580
Commercial Services & Supplies -
0 .1%
Rollins, Inc. 10,076 474,983
Communications Equipment -
1 .3%
Cisco Systems, Inc. 43,281 2,370,500
Motorola Solutions, Inc. 6,183 2,778,331
5,148,831
Construction & Engineering -
0 .6%
EMCOR Group, Inc. 5,267 2,349,451
Investments Shares Value
Consumer Finance -
0 .5%
OneMain Holdings, Inc.(a) 37,556 $ 1,865,407
Consumer Staples Distribution & Retail -
0 .3%
Costco Wholesale Corp. 1,051 918,763
Walmart, Inc. 5,954 487,930
1,406,693
Containers & Packaging -
0 .5%
Avery Dennison Corp. 9,847 2,038,624
Diversified Consumer Services -
0 .5%
H&R Block, Inc.(a) 31,602 1,887,587
Diversified Telecommunication Services -
2 .0%
AT&T, Inc. 141,980 3,200,229
Iridium Communications, Inc. 72,822 2,135,869
Verizon Communications, Inc. 65,036 2,739,967
8,076,065
Electric Utilities -
3 .1%
Duke Energy Corp. 28,625 3,299,604
Evergy, Inc. 26,335 1,591,687
Exelon Corp. 42,136 1,655,945
OGE Energy Corp.(a) 46,716 1,868,173
Pinnacle West Capital Corp.(a) 23,587 2,071,174
PPL Corp. 67,784 2,207,047
12,693,630
Electrical Equipment -
0 .4%
Vertiv Holdings Co., Class A 15,343 1,676,836
Entertainment -
0 .6%
Electronic Arts, Inc. 15,114 2,279,947
Financial Services -
2 .2%
Fidelity National Information
Services, Inc. 27,938 2,506,877
Mastercard, Inc., Class A 1,832 915,249
Radian Group, Inc. 57,937 2,022,581
Visa, Inc., Class A(a) 5,038 1,460,264
Western Union Co. (The) 168,086 1,808,605
8,713,576
Food Products -
1 .0%
General Mills, Inc. 28,625 1,947,073
Kellanova 26,793 2,160,855
4,107,928
Ground Transportation -
0 .5%
Landstar System, Inc.(a) 10,763 1,891,813
Health Care Equipment & Supplies -
0 .6%
ResMed, Inc. 9,618 2,332,076
Health Care Providers & Services -
2 .5%
Cardinal Health, Inc. 5,725 621,277

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 220
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Cencora, Inc.(a) 9,618 $ 2,193,674
Chemed Corp. 2,868 1,549,408
Cigna Group (The) 10,534 3,316,209
McKesson Corp. 4,809 2,407,337
10,087,905
Health Care REITs -
0 .6%
Omega Healthcare Investors, Inc.,
REIT 54,731 2,324,426
Hotels, Restaurants & Leisure -
1 .4%
Domino's Pizza, Inc. 3,893 1,610,651
Starbucks Corp. 40,533 3,960,074
5,570,725
Household Products -
3 .9%
Kimberly-Clark Corp.(a) 16,030 2,150,906
Procter & Gamble Co. (The) 69,845 11,536,997
WD-40 Co.(a) 8,015 2,100,491
15,788,394
Independent Power and Renewable Electricity Producers
-
0 .4%
NextEra Energy Partners LP(a) 77,631 1,502,160
Industrial Conglomerates -
0 .6%
3M Co. 20,610 2,647,767
Insurance -
3 .3%
Aflac, Inc. 22,671 2,375,694
Assurant, Inc.(a) 10,992 2,107,166
MetLife, Inc. 26,335 2,065,191
Old Republic International Corp. 59,082 2,063,734
Unum Group 37,098 2,380,950
Willis Towers Watson plc 7,557 2,283,650
13,276,385
Interactive Media & Services -
5 .2%
Alphabet, Inc., Class A 31,831 5,446,602
Alphabet, Inc., Class C 25,648 4,429,153
Meta Platforms, Inc., Class A 19,694 11,177,921
21,053,676
IT Services -
2 .2%
Amdocs Ltd. 23,129 2,029,454
International Business Machines
Corp. 33,434 6,911,477
8,940,931
Machinery -
1 .2%
Illinois Tool Works, Inc. 11,221 2,930,140
Otis Worldwide Corp.(a) 21,068 2,068,877
4,999,017
Media -
0 .5%
Interpublic Group of Cos., Inc. (The) 64,807 1,905,326
Investments Shares Value
Metals & Mining -
0 .2%
Southern Copper Corp. 6,641 $ 727,522
Mortgage Real Estate Investment Trusts (REITs) -
0 .3%
Starwood Property Trust, Inc. 67,326 1,329,015
Multi-Utilities -
1 .7%
Consolidated Edison, Inc. 21,297 2,165,479
Dominion Energy, Inc.(a) 40,762 2,426,562
Public Service Enterprise Group, Inc. 12,137 1,085,169
WEC Energy Group, Inc.(a) 12,137 1,159,448
6,836,658
Oil, Gas & Consumable Fuels -
0 .9%
Exxon Mobil Corp. 16,946 1,978,954
Scorpio Tankers, Inc.(a) 27,022 1,574,572
3,553,526
Pharmaceuticals -
6 .1%
Bristol-Myers Squibb Co. 31,373 1,749,672
Johnson & Johnson 79,463 12,702,955
Merck & Co., Inc. 94,348 9,653,688
Zoetis, Inc. 2,519 450,347
24,556,662
Professional Services -
3 .5%
Automatic Data Processing, Inc. 15,343 4,437,809
Booz Allen Hamilton Holding Corp.(a) 3,206 582,402
Leidos Holdings, Inc. 13,969 2,558,562
Paychex, Inc. 17,862 2,488,712
Science Applications International
Corp. 13,282 1,916,460
Verisk Analytics, Inc. 8,244 2,264,792
14,248,737
Residential REITs -
2 .2%
AvalonBay Communities, Inc.,
REIT(a) 3,206 710,482
Camden Property Trust, REIT 17,404 2,015,209
Equity Residential, REIT 29,770 2,094,915
Essex Property Trust, Inc., REIT 7,328 2,080,126
Mid-America Apartment
Communities, Inc., REIT 13,969 2,114,068
9,014,800
Retail REITs -
0 .2%
NNN REIT, Inc., REIT 20,839 905,246
Semiconductors & Semiconductor Equipment -
9 .3%
Broadcom, Inc. 21,297 3,615,591
KLA Corp. 5,038 3,356,467
NVIDIA Corp. 168,315 22,345,499
QUALCOMM, Inc. 41,449 6,746,654
Skyworks Solutions, Inc. 19,236 1,684,689
37,748,900
Software -
6 .9%
Bentley Systems, Inc., Class B(a) 31,831 1,536,164
Gen Digital, Inc. 80,608 2,346,499

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
221 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Intuit, Inc. 7,557 $ 4,612,037
Microsoft Corp. 47,919 19,471,886
27,966,586
Specialized REITs -
2 .4%
American Tower Corp., REIT(a) 17,404 3,716,450
CubeSmart, REIT 34,350 1,643,304
National Storage Affiliates Trust,
REIT 45,571 1,920,817
Public Storage, REIT 7,328 2,411,352
9,691,923
Specialty Retail -
4 .9%
Home Depot, Inc. (The) 31,144 12,262,950
Lowe's Cos., Inc. 7,099 1,858,731
TJX Cos., Inc. (The) 33,892 3,830,813
Williams-Sonoma, Inc.(a) 12,824 1,720,083
19,672,577
Technology Hardware, Storage & Peripherals -
6 .6%
Apple, Inc. 109,462 24,728,560
Dell Technologies, Inc., Class C 14,198 1,755,299
26,483,859
Tobacco -
2 .6%
Altria Group, Inc. 64,120 3,491,975
Philip Morris International, Inc. 53,128 7,050,086
10,542,061
Trading Companies & Distributors -
0 .9%
Fastenal Co. 29,312 2,291,612
MSC Industrial Direct Co., Inc., Class
A(a) 17,633 1,394,241
3,685,853
Wireless Telecommunication Services -
1 .1%
T-Mobile US, Inc. 19,694 4,394,913
Total Common Stocks
(Cost $313,563,383) 400,682,004
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 5 .4% (b)
REPURCHASE AGREEMENTS - 5 .4%
BofA Securities, Inc.
5.28%, dated 10/31/2024, due
1/31/2025, repurchase price
$1,013,493, collateralized by
various Common Stocks, U.S.
Treasury Securities, 2.75%,
5/31/2029; ; total market value
$1,077,700 $ 1,000,000 1,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$6,696,773, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $6,843,369 $ 6,695,866 $ 6,695,866
Citigroup Global Markets, Inc.
4.84%, dated 10/31/2024, due
11/1/2024, repurchase price
$2,000,269, collateralized by
various U.S. Treasury Securities,
2.38%, 1/15/2025; ; total market
value $2,020,470 2,000,000 2,000,000
MetLife, Inc.
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$3,000,404, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 5/15/2042 -
5/15/2046; total market value
$3,055,640 3,000,000 3,000,000
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$3,000,413, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$3,250,214 3,000,000 3,000,000
Societe Generale
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$5,000,685, collateralized by
various Common Stocks; total
market value $5,509,630 5,000,000 5,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$1,000,137, collateralized by
various Common Stocks; total
market value $1,068,118 1,000,000 1,000,000
21,695,866
Total Securities Lending Reinvestments
(Cost $21,695,866) 21,695,866
Total Investments - 104.6%
(Cost $335,259,249) 422,377,870
Liabilities in excess of other assets - (4.6%) (18,507,727)
NET ASSETS - 100.0% $403,870,143

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 222
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $25,445,545, collateralized in
the form of cash with a value of $21,695,866 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $4,330,454 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from November 7, 2024 – May 15, 2054 and $84,516
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025 –
September 20, 2117; a total value of $26,110,836.
(b) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $21,695,866.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 93,109,577
Aggregate gross unrealized depreciation (5,938,618)
Net unrealized appreciation $ 87,170,959
Federal income tax cost $ 335,220,654
Futures Contracts
FlexShares
®
Quality Dividend Defensive Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 11 12/20/2024 USD $ 3,156,175 $ 13,271
S&P 500 Micro E-Mini Index 2 12/20/2024 USD 57,385 472
$ 13,743
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .2%
Securities Lending Reinvestments 5 .4
Others
(1)
( 4 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

223 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
97 .8%
Air Freight & Logistics -
0 .1%
SG Holdings Co. Ltd. 40,400 $ 405,790
Automobile Components -
0 .5%
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 210,000 1,489,697
Magna International, Inc. 35,224 1,389,048
2,878,745
Automobiles -
1 .9%
Bayerische Motoren Werke AG 20,468 1,607,029
Dr Ing hc F Porsche AG (Preference)
(a) 15,232 1,068,927
Isuzu Motors Ltd. 95,200 1,247,772
Kia Corp. 13,566 903,417
Mercedes-Benz Group AG 44,744 2,705,701
Stellantis NV 116,620 1,594,761
Subaru Corp. 30,500 556,939
Tofas Turk Otomobil Fabrikasi A/S 163,982 899,049
Yadea Group Holdings Ltd.(a)(b) 476,000 825,334
11,408,929
Banks -
16 .3%
Banco del Bajio SA(a) 1,047,200 2,324,788
Bancolombia SA 125,664 1,076,388
Bancolombia SA (Preference) 151,606 1,216,833
Bank Leumi Le-Israel BM 71,162 724,574
Bank Polska Kasa Opieki SA 111,860 3,912,672
Barclays plc 848,708 2,591,461
BNP Paribas SA 57,596 3,923,701
BOC Hong Kong Holdings Ltd. 476,000 1,555,155
Canara Bank 1,257,830 1,535,522
China Construction Bank Corp.,
Class H 10,710,000 8,306,918
China Merchants Bank Co. Ltd.,
Class H 655,500 3,203,977
Commonwealth Bank of Australia 5,950 556,332
Credit Agricole SA 102,816 1,572,199
FinecoBank Banca Fineco SpA 272,272 4,340,770
Grupo Financiero Banorte SAB de
CV, Class O 642,600 4,468,629
HSBC Holdings plc 350,574 3,207,742
ING Bank Slaski SA 62,118 3,851,186
Intesa Sanpaolo SpA 817,768 3,495,307
Japan Post Bank Co. Ltd. 23,800 214,368
KBC Group NV 63,546 4,600,168
Komercni Banka A/S 36,414 1,255,731
Mitsubishi UFJ Financial Group, Inc. 272,800 2,916,493
National Bank of Canada 2,856 272,088
Nordea Bank Abp 448,154 5,237,586
Royal Bank of Canada 148,576 17,948,070
Santander Bank Polska SA 12,852 1,435,517
Sberbank of Russia PJSC‡ 1,227,390 —
Investments Shares Value
Banks
(continued)
Skandinaviska Enskilda Banken AB,
Class A 320,586 $ 4,507,658
Sumitomo Mitsui Financial Group,
Inc. 100,600 2,161,587
Swedbank AB, Class A 218,008 4,404,963
96,818,383
Broadline Retail -
0 .5%
Alibaba Group Holding Ltd., ADR(b) 19,040 1,865,539
Next plc 8,092 1,018,501
2,884,040
Building Products -
0 .7%
AGC, Inc. 41,300 1,274,857
Geberit AG (Registered) 4,760 2,976,996
4,251,853
Capital Markets -
3 .4%
Brookfield Asset Management Ltd.,
Class A(b) 78,302 4,149,481
China Galaxy Securities Co. Ltd.,
Class H 6,426,000 5,752,850
Julius Baer Group Ltd. 24,990 1,521,884
Macquarie Korea Infrastructure Fund 439,586 3,797,004
Moscow Exchange MICEX-RTS
PJSC‡ 775,590 —
Partners Group Holding AG 3,462 4,776,415
19,997,634
Chemicals -
2 .2%
BASF SE 49,742 2,410,937
Fertiglobe plc 5,543,734 4,090,259
Nitto Denko Corp. 83,300 1,399,134
Sasol Ltd. 165,648 919,871
Shin-Etsu Chemical Co. Ltd. 119,000 4,495,946
13,316,147
Construction & Engineering -
0 .2%
Bouygues SA 38,080 1,216,682
Consumer Staples Distribution & Retail -
0 .8%
Coles Group Ltd.(b) 391,748 4,513,505
Diversified REITs -
0 .2%
Land Securities Group plc, REIT 159,698 1,234,974
Diversified Telecommunication Services -
3 .6%
BCE, Inc.(b) 55,930 1,804,302
Elisa OYJ 7,378 350,514
Emirates Integrated
Telecommunications Co. PJSC 2,641,324 5,371,819
HKT Trust & HKT Ltd. 952,000 1,182,898
Koninklijke KPN NV 691,628 2,697,861
Orange SA 141,610 1,551,994
Telefonica SA(b) 353,906 1,657,517

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 224
Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Telenor ASA 248,472 $ 3,043,277
Telia Co. AB(b) 459,816 1,330,452
Telstra Group Ltd. 553,112 1,383,942
TELUS Corp. 82,110 1,296,489
21,671,065
Electric Utilities -
1 .9%
Enel SpA 241,570 1,827,956
Fortum OYJ(b) 282,030 4,142,695
Origin Energy Ltd.(b) 698,054 4,403,080
Power Grid Corp. of India Ltd. 241,570 921,621
11,295,352
Electrical Equipment -
0 .1%
Schneider Electric SE 476 122,578
Voltronic Power Technology Corp. 4,839 321,694
444,272
Electronic Equipment, Instruments & Components -
0 .4%
Kyocera Corp. 47,600 491,546
Largan Precision Co. Ltd. 4,000 285,268
Nan Ya Printed Circuit Board Corp. 238,000 987,953
Shimadzu Corp. 13,200 394,462
2,159,229
Entertainment -
1 .1%
Capcom Co. Ltd. 20,800 418,116
Nintendo Co. Ltd. 111,100 5,940,650
6,358,766
Financial Services -
2 .5%
Banca Mediolanum SpA 381,514 4,713,490
FirstRand Ltd. 422,688 1,843,283
ORIX Corp. 182,200 3,911,334
Power Finance Corp. Ltd. 100,198 542,123
REC Ltd. 672,826 4,181,645
15,191,875
Food Products -
1 .9%
China Feihe Ltd.(a) 2,618,000 1,973,333
Nestle SA (Registered) 86,632 8,173,284
Want Want China Holdings Ltd. 1,984,000 1,235,151
11,381,768
Gas Utilities -
1 .0%
APA Group(b) 249,186 1,137,621
Kunlun Energy Co. Ltd. 696,000 662,482
Snam SpA 921,060 4,417,774
6,217,877
Ground Transportation -
0 .0% (c)
Canadian National Railway Co. 1,666 179,693
Health Care Equipment & Supplies -
0 .3%
Hoya Corp. 13,000 1,768,751
Investments Shares Value
Health Care Providers & Services -
0 .1%
Sonic Healthcare Ltd.(b) 34,510 $ 608,727
Hotels, Restaurants & Leisure -
0 .7%
InterContinental Hotels Group plc 24,514 2,698,436
Sodexo SA 14,042 1,216,527
3,914,963
Household Durables -
1 .0%
Barratt Redrow plc 182,784 1,049,023
Nien Made Enterprise Co. Ltd. 310,707 4,664,484
5,713,507
Household Products -
0 .2%
Unilever Indonesia Tbk. PT 9,448,600 1,182,956
Independent Power and Renewable Electricity Producers
-
0 .0% (c)
Huadian Power International Corp.
Ltd., Class H(b) 242,000 120,465
Unipro PJSC*‡ 125,500,000 —
120,465
Industrial Conglomerates -
0 .9%
Astra International Tbk. PT 4,236,400 1,376,594
Hitachi Ltd. 143,800 3,704,390
Jardine Matheson Holdings Ltd. 3,500 134,750
Siemens AG (Registered) 1,666 322,671
5,538,405
Insurance -
2 .0%
Admiral Group plc 35,700 1,176,817
Aviva plc 306,068 1,782,932
BB Seguridade Participacoes SA 642,600 3,804,259
Caixa Seguridade Participacoes SA 261,800 651,249
Legal & General Group plc 523,600 1,461,444
Manulife Financial Corp. 103,292 3,013,656
11,890,357
Interactive Media & Services -
0 .7%
Tencent Holdings Ltd. 85,800 4,465,255
IT Services -
1 .4%
HCL Technologies Ltd. 189,686 3,983,945
Infosys Ltd. 59,976 1,253,389
Nomura Research Institute Ltd. 71,400 2,152,429
Obic Co. Ltd. 26,100 855,179
8,244,942
Leisure Products -
0 .0% (c)
Shimano, Inc. 600 89,670
Machinery -
1 .5%
Komatsu Ltd. 62,200 1,637,841
Kone OYJ, Class B 88,298 4,817,960
VAT Group AG(a) 6,188 2,572,668
9,028,469

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
225 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation -
1 .3%
Cia Sud Americana de Vapores SA 72,877,028 $ 3,934,054
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 952,000 1,413,110
Evergreen Marine Corp. Taiwan Ltd. 202,883 1,301,263
Orient Overseas International Ltd. 68,500 931,319
7,579,746
Media -
0 .6%
WPP plc 330,820 3,461,244
Metals & Mining -
6 .4%
BHP Group Ltd. 565,012 15,780,333
China Hongqiao Group Ltd.(b) 2,856,000 4,606,689
Fortescue Ltd. 426,972 5,361,210
GMK Norilskiy Nickel PAO‡ 1,631,500 —
Kumba Iron Ore Ltd.(b) 217,294 4,080,408
Rio Tinto plc 104,006 6,707,160
Severstal PAO‡ 58,985 —
Vale SA 119,000 1,275,774
37,811,574
Office REITs -
0 .1%
Gecina SA, REIT 6,426 684,035
Oil, Gas & Consumable Fuels -
7 .0%
Adaro Energy Indonesia Tbk. PT 21,515,200 4,962,410
Aker BP ASA 52,836 1,123,742
Bharat Petroleum Corp. Ltd. 452,438 1,672,034
Canadian Natural Resources Ltd. 99,008 3,363,126
China Shenhua Energy Co. Ltd.,
Class H 1,046,000 4,527,410
Coal India Ltd. 232,050 1,247,507
Equinor ASA 107,338 2,569,499
Exxaro Resources Ltd.(b) 476,000 4,459,808
Indian Oil Corp. Ltd. 644,266 1,092,750
OMV AG 31,416 1,299,468
Petroleo Brasileiro SA (Preference) 595,000 3,691,030
Shell plc 63,308 2,098,691
TotalEnergies SE 13,566 845,383
Turkiye Petrol Rafinerileri A/S 252,994 1,066,861
United Tractors Tbk. PT 2,784,600 4,870,167
Var Energi ASA 382,228 1,197,235
Woodside Energy Group Ltd.(b) 107,338 1,671,886
41,759,007
Passenger Airlines -
0 .8%
Singapore Airlines Ltd. 999,600 4,881,258
Personal Care Products -
0 .8%
Hengan International Group Co. Ltd. 119,000 352,053
L'Oreal SA 9,996 3,735,855
Unilever plc 8,092 492,085
4,579,993
Pharmaceuticals -
6 .6%
AstraZeneca plc 17,612 2,500,225
Investments Shares Value
Pharmaceuticals
(continued)
Novartis AG (Registered) 104,958 $ 11,385,521
Novo Nordisk A/S, Class B 134,118 14,897,553
Roche Holding AG 476 161,401
Roche Holding AG - BR 33,796 10,470,624
Sanofi SA 1,190 125,459
39,540,783
Professional Services -
2 .9%
Bureau Veritas SA 146,132 4,607,144
Randstad NV 76,160 3,501,629
Recruit Holdings Co. Ltd. 44,300 2,772,440
RELX plc 65,450 2,995,590
SGS SA (Registered) 29,988 3,173,242
17,050,045
Real Estate Management & Development -
2 .9%
C&D International Investment Group
Ltd.(b) 714,000 1,350,046
China Resources Land Ltd. 1,594,000 5,300,075
CK Asset Holdings Ltd. 952,000 3,900,134
Daito Trust Construction Co. Ltd. 33,900 3,756,652
Henderson Land Development Co.
Ltd.(b) 476,000 1,533,726
Swire Properties Ltd. 666,400 1,357,761
17,198,394
Semiconductors & Semiconductor Equipment -
6 .5%
ASML Holding NV 5,950 4,012,715
BE Semiconductor Industries NV 12,614 1,341,229
MediaTek, Inc. 169,004 6,804,468
Novatek Microelectronics Corp. 270,787 4,251,119
Realtek Semiconductor Corp. 81,271 1,213,738
Taiwan Semiconductor Manufacturing
Co. Ltd. 457,494 14,707,204
Tokyo Electron Ltd. 24,500 3,763,663
United Microelectronics Corp. 952,000 1,430,674
Vanguard International
Semiconductor Corp. 337,188 1,015,563
38,540,373
Software -
1 .3%
Nemetschek SE 41,174 4,445,470
Oracle Financial Services Software
Ltd. 7,378 955,217
SAP SE 9,996 2,331,043
7,731,730
Specialty Retail -
2 .3%
Chow Tai Fook Jewellery Group Ltd.
(b) 5,188,400 4,911,842
Fast Retailing Co. Ltd. 600 195,057
H & M Hennes & Mauritz AB, Class
B(b) 114,478 1,693,089
Industria de Diseno Textil SA(b) 122,808 6,972,976
13,772,964

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 226
Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals -
0 .9%
Catcher Technology Co. Ltd. 178,000 $ 1,311,111
Lite-On Technology Corp. 750,421 2,400,692
Micro-Star International Co. Ltd. 238,000 1,322,222
Wiwynn Corp. 2,000 118,914
5,152,939
Textiles, Apparel & Luxury Goods -
1 .9%
ANTA Sports Products Ltd. 142,800 1,523,623
Bosideng International Holdings Ltd. 5,924,000 3,322,268
Cie Financiere Richemont SA
(Registered) 2,232 323,559
Eclat Textile Co. Ltd. 6,000 101,685
Feng TAY Enterprise Co. Ltd. 21,284 93,998
Hermes International SCA 1,092 2,458,789
LVMH Moet Hennessy Louis Vuitton
SE 3,094 2,048,319
Pandora A/S 4,998 752,252
Shenzhou International Group
Holdings Ltd. 124,000 956,987
11,581,480
Tobacco -
2 .4%
British American Tobacco plc 114,240 3,958,218
Imperial Brands plc 173,740 5,220,130
Japan Tobacco, Inc. 176,700 4,966,044
14,144,392
Trading Companies & Distributors -
3 .1%
Howden Joinery Group plc 113,050 1,223,786
ITOCHU Corp.(b) 119,000 5,978,710
Marubeni Corp. 95,200 1,451,827
Mitsubishi Corp. 130,700 2,432,955
Mitsui & Co. Ltd. 56,800 1,179,068
Sumitomo Corp. 71,400 1,521,044
Toyota Tsusho Corp. 261,800 4,542,507
18,329,897
Transportation Infrastructure -
0 .4%
Jiangsu Expressway Co. Ltd., Class
H 2,244,000 2,260,048
Wireless Telecommunication Services -
1 .5%
Intouch Holdings PCL, NVDR 238,000 754,660
KDDI Corp. 20,500 643,027
Mobile Telecommunications Co.
KSCP 834,428 1,240,623
Tele2 AB, Class B 427,210 4,457,736
Vodafone Group plc 1,744,302 1,615,093
8,711,139
Total Common Stocks
(Cost $523,782,259) 581,164,087
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0 .4% (d)
REPURCHASE AGREEMENTS - 0 .4%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$2,254,733, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $2,304,091 $ 2,254,428 $ 2,254,428
Societe Generale
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$300,041, collateralized by
various Common Stocks; total
market value $330,578 300,000 300,000
2,554,428
Total Securities Lending Reinvestments
(Cost $2,554,428) 2,554,428
Total Investments - 98.2%
(Cost $526,336,687) 583,718,515
Other assets less liabilities - 1.8% 10,681,527
NET ASSETS - 100.0% $594,400,042
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $39,902,195, collateralized
in the form of cash with a value of $2,554,428 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $28,296,981 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $12,053,124
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $42,904,533.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $2,554,428.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
227 FLEXSHARES ANNUAL REPORT
NVDR  — Non-Voting Depositary Receipt
OYJ  — Public Limited Company
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 97,176,986
Aggregate gross unrealized depreciation (50,629,305)
Net unrealized appreciation $ 46,547,681
Federal income tax cost $ 537,084,840
Futures Contracts
FlexShares
®
International Quality Dividend Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
MSCI EAFE E-Mini Index 80 12/20/2024 USD $ 9,400,800 $ (353,072)
MSCI Emerging Markets E-Mini Index 77 12/20/2024 USD 4,337,025 72,980
$ (280,092)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 564,339 JPMorgan Chase Bank NA AUD 830,000 12/18/2024 $ 20,450
USD 465,550 Toronto-Dominion Bank (The) BRL
*
2,653,155 12/18/2024 9,522
USD 536,427 Morgan Stanley CHF 453,364 12/18/2024 9,499
USD 377,535 Citibank NA DKK 2,540,779 12/18/2024 6,806
USD 1,780,836 Citibank NA EUR 1,607,812 12/18/2024 31,934
USD 182,922 Morgan Stanley GBP 139,955 12/18/2024 3,007
USD 1,212,781 Morgan Stanley JPY 170,600,715 12/18/2024 86,049
USD 787,920 Toronto-Dominion Bank (The) JPY 111,437,000 12/18/2024 51,934
USD 550,988 Citibank NA KRW
*
734,577,039 12/18/2024 17,562
Total unrealized appreciation $ 236,763
CAD 434,313 Bank of New York Mellon (The) USD 320,227 12/18/2024 $ (8,186)
JPY 86,330,000 JPMorgan Chase Bank NA USD 604,347 12/18/2024 (34,180)
USD 329,118 Citibank NA INR
*
27,750,000 12/18/2024 (299)
Total unrealized depreciation $ (42,665)
Net unrealized appreciation $ 194,098
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
INR — Indian Rupee
JPY — Japanese Yen

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 228
Abbreviations: (continued)
KRW — Korean Won
USD — US Dollar
FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 6 .0%
Austria 0 .2
Belgium 0 .8
Brazil 1 .6
Canada 5 .6
Chile 0 .7
China 10 .3
Colombia 0 .4
Czech Republic 0 .2
Denmark 2 .6
Finland 1 .6
France 4 .1
Germany 2 .5
Hong Kong 1 .6
India 2 .9
Indonesia 2 .1
Israel 0 .1
Italy 3 .4
Japan 11 .7
Kuwait 0 .2
Mexico 1 .1
Netherlands 1 .9
Norway 1 .3
Poland 1 .6
Singapore 0 .9
South Africa 1 .9
South Korea 0 .8
Spain 1 .5
Sweden 3 .6
Switzerland 7 .7
Taiwan 7 .1
Thailand 0 .1
Turkey 0 .3
United Arab Emirates 1 .6
United Kingdom 7 .8
Other
1
2 .2
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 97 .8%
Securities Lending Reinvestments 0 .4
Others
(1)
1 .8
100 .0%
(1)
Includes any other net assets/(liabilities).

229 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
International Quality Dividend Defensive Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
97 .9%
Aerospace & Defense -
0 .1%
BAE Systems plc 720 $ 11,571
Air Freight & Logistics -
0 .9%
Deutsche Post AG 870 34,881
SG Holdings Co. Ltd. 16,482 165,550
200,431
Automobile Components -
0 .2%
Bridgestone Corp. 1,373 49,458
Automobiles -
1 .4%
Bayerische Motoren Werke AG 150 11,777
Mercedes-Benz Group AG 1,690 102,196
Stellantis NV 4,380 59,896
Subaru Corp. 7,400 135,126
308,995
Banks -
14 .4%
Abu Dhabi Commercial Bank PJSC 45,910 111,744
Arab National Bank 7,573 38,191
Banco de Chile 405,900 47,285
Bancolombia SA (Preference) 5,370 43,101
Bank Hapoalim BM 18,050 188,466
Bank Leumi Le-Israel BM 7,140 72,700
Bank Polska Kasa Opieki SA 1,040 36,378
Barclays plc 32,220 98,381
CaixaBank SA 4,030 24,457
Canara Bank 121,550 148,385
Chongqing Rural Commercial Bank
Co. Ltd., Class H 330,000 179,126
Commonwealth Bank of Australia 3,540 330,994
Credit Agricole SA 3,580 54,743
Grupo Financiero Banorte SAB de
CV, Class O 24,060 167,313
HSBC Holdings plc 3,550 32,482
Indian Bank 2,090 14,728
IndusInd Bank Ltd. 2,740 34,397
ING Bank Slaski SA 2,330 144,455
Intesa Sanpaolo SpA 28,760 122,926
KBC Group NV 1,600 115,826
Komercni Banka A/S 1,320 45,520
Mizrahi Tefahot Bank Ltd.(a) 1,300 53,725
Nordea Bank Abp 16,800 196,342
Royal Bank of Canada 3,730 450,586
Saudi Investment Bank (The) 7,750 27,197
Sberbank of Russia PJSC‡ 79,800 —
Sumitomo Mitsui Financial Group,
Inc.(a) 5,550 119,253
Swedbank AB, Class A 8,090 163,463
Toronto-Dominion Bank (The) 200 11,044
Union Bank of India Ltd. 88,660 123,543
3,196,751
Investments Shares Value
Broadline Retail -
1 .6%
Alibaba Group Holding Ltd., ADR 720 $ 70,546
Dollarama, Inc. 710 73,799
Pan Pacific International Holdings
Corp. 6,583 165,434
Woolworths Holdings Ltd.(a) 11,060 40,724
350,503
Building Products -
0 .2%
AGC, Inc.(a) 1,503 46,395
Capital Markets -
2 .0%
Deutsche Boerse AG 590 136,882
Macquarie Korea Infrastructure Fund 15,739 135,948
Moscow Exchange MICEX-RTS
PJSC‡ 227,100 —
NH Investment & Securities Co. Ltd. 4,910 47,570
Singapore Exchange Ltd. 14,000 120,115
440,515
Chemicals -
1 .5%
Evonik Industries AG 1,540 33,823
Fertiglobe plc 146,230 107,891
Gujarat Fluorochemicals Ltd. 1,150 58,919
Nutrien Ltd. 330 15,717
Sasol Ltd. 3,930 21,824
Yara International ASA 3,180 95,368
333,542
Commercial Services & Supplies -
0 .7%
Brambles Ltd. 2,780 33,432
Secom Co. Ltd. 3,312 118,738
152,170
Construction & Engineering -
0 .5%
Bouygues SA 1,370 43,772
WSP Global, Inc. 360 64,273
108,045
Consumer Staples Distribution & Retail -
0 .4%
Loblaw Cos. Ltd. 590 74,511
Metro, Inc., Class A 350 20,762
95,273
Diversified Telecommunication Services -
3 .1%
BCE, Inc.(a) 2,020 65,165
Elisa OYJ 1,030 48,933
Hellenic Telecommunications
Organization SA(a) 4,250 69,995
Koninklijke KPN NV 43,480 169,604
Orange SA 5,310 58,196
Telefonica SA(a) 13,150 61,588
Telenor ASA 14,050 172,084
TELUS Corp. 3,070 48,474
694,039

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 230
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities -
2 .0%
EDP SA 9,370 $ 36,743
Enel SpA 16,920 128,033
Fortum OYJ(a) 10,630 156,143
Hydro One Ltd.(b) 1,710 54,994
Iberdrola SA 3,016 44,678
Origin Energy Ltd.(a) 3,460 21,825
442,416
Electrical Equipment -
0 .0% (c)
Schneider Electric SE 20 5,150
Electronic Equipment, Instruments & Components -
0 .4%
Largan Precision Co. Ltd. 312 22,251
Shimadzu Corp. 1,685 50,353
Synnex Technology International
Corp. 11,852 26,227
98,831
Entertainment -
0 .3%
Capcom Co. Ltd. 1,100 22,112
Nexon Co. Ltd.(a) 2,393 42,094
64,206
Financial Services -
2 .3%
Meritz Financial Group, Inc. 2,560 190,516
Power Finance Corp. Ltd. 29,430 159,231
REC Ltd. 25,490 158,422
508,169
Food Products -
3 .3%
China Feihe Ltd.(b) 100,000 75,375
Nestle SA (Registered) 5,820 549,087
Nissin Foods Holdings Co. Ltd. 1,806 48,848
WH Group Ltd.(b) 70,000 54,564
727,874
Gas Utilities -
0 .4%
China Gas Holdings Ltd. 46,000 39,525
Snam SpA 9,720 46,621
86,146
Ground Transportation -
0 .4%
Canadian National Railway Co. 820 88,444
Health Care Equipment & Supplies -
0 .9%
Cochlear Ltd. 760 140,987
Siemens Healthineers AG(b) 990 51,558
192,545
Hotels, Restaurants & Leisure -
1 .8%
InterContinental Hotels Group plc 1,790 197,038
OPAP SA 9,120 155,250
Sodexo SA 520 45,050
397,338
Investments Shares Value
Household Durables -
0 .2%
Sekisui Chemical Co. Ltd. 3,000 $ 42,738
Independent Power and Renewable Electricity Producers
-
1 .5%
China Resources Power Holdings
Co. Ltd.(a) 17,145 41,239
Datang International Power
Generation Co. Ltd., Class H(a) 800,000 156,411
Huadian Power International Corp.
Ltd., Class H(a) 280,000 139,381
337,031
Industrial Conglomerates -
0 .8%
Astra International Tbk. PT 149,000 48,417
Jardine Matheson Holdings Ltd. 76 2,926
Quinenco SA 12,910 41,828
Siemens AG (Registered) 440 85,219
178,390
Insurance -
5 .2%
Admiral Group plc 4,680 154,272
Allianz SE (Registered) 650 204,222
BB Seguridade Participacoes SA 23,000 136,162
Caixa Seguridade Participacoes SA 54,000 134,330
Legal & General Group plc 19,100 53,311
Medibank Pvt Ltd. 17,880 42,044
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 280 142,932
Sampo OYJ, Class A 1,390 61,418
Samsung Fire & Marine Insurance
Co. Ltd. 180 43,891
Zurich Insurance Group AG 310 183,125
1,155,707
Interactive Media & Services -
1 .3%
Tencent Holdings Ltd. 5,691 296,174
IT Services -
2 .1%
Arabian Internet & Communications
Services Co. 580 39,411
Capgemini SE 30 5,185
HCL Technologies Ltd. 8,450 177,474
Obic Co. Ltd. 1,670 54,718
Tech Mahindra Ltd. 9,370 179,257
456,045
Leisure Products -
0 .2%
Shimano, Inc. 313 46,778
Machinery -
1 .6%
Kone OYJ, Class B 3,330 181,701
Techtronic Industries Co. Ltd. 11,362 163,976
345,677
Marine Transportation -
1 .3%
AP Moller - Maersk A/S, Class B(a) 4 6,288
Cia Sud Americana de Vapores SA 2,717,247 146,683

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)
231 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 35,000 $ 51,953
Evergreen Marine Corp. Taiwan Ltd. 7,593 48,700
HMM Co. Ltd. 3,710 46,025
299,649
Metals & Mining -
6 .2%
BHP Group Ltd. 20,960 585,396
Fortescue Ltd.(a) 15,920 199,897
Kumba Iron Ore Ltd. 8,120 152,480
Magnitogorsk Iron & Steel Works
PJSC‡ 172,884 —
Nippon Steel Corp.(a) 5,069 102,129
Novolipetsk Steel PJSC‡ 47,108 —
Rio Tinto plc 4,680 301,805
Severstal PAO‡ 6,900 —
Vale SA 3,101 33,245
Vedanta Ltd. 1,250 6,898
1,381,850
Multi-Utilities -
0 .1%
Engie SA 1,500 25,103
Oil, Gas & Consumable Fuels -
7 .0%
Adaro Energy Indonesia Tbk. PT 815,000 187,977
Aker BP ASA 2,130 45,302
ARC Resources Ltd. 2,040 33,748
BP plc 23,190 112,295
Cenovus Energy, Inc. 1,180 18,954
Equinor ASA 5,240 125,437
Exxaro Resources Ltd. 5,150 48,252
Idemitsu Kosan Co. Ltd. 5,155 35,433
LUKOIL PJSC‡ 240 —
Pembina Pipeline Corp. 1,530 63,935
Petroleo Brasileiro SA (Preference) 16,710 103,659
Shell plc 2,710 89,838
Suncor Energy, Inc. 5,000 188,529
Surgutneftegas PJSC (Preference)‡ 276,000 —
TotalEnergies SE 2,700 168,254
Turkiye Petrol Rafinerileri A/S 9,460 39,892
United Tractors Tbk. PT 106,100 185,566
Var Energi ASA 14,580 45,668
Woodside Energy Group Ltd.(a) 4,030 62,771
1,555,510
Passenger Airlines -
0 .5%
Japan Airlines Co. Ltd. 2,000 32,240
Ryanair Holdings plc, ADR(a) 1,812 80,199
112,439
Personal Care Products -
1 .4%
L'Oreal SA 750 280,301
Unilever plc 420 25,541
305,842
Investments Shares Value
Pharmaceuticals -
7 .5%
AstraZeneca plc 660 $ 93,695
GSK plc 8,610 154,142
Novartis AG (Registered) 2,600 282,040
Novo Nordisk A/S, Class B 1,920 213,270
Roche Holding AG 20 6,781
Roche Holding AG - BR 2,310 715,681
Sanofi SA 380 40,062
Shionogi & Co. Ltd. 11,520 165,549
1,671,220
Professional Services -
1 .9%
Bureau Veritas SA 5,540 174,661
Computershare Ltd. 6,740 116,460
Randstad NV 410 18,850
RELX plc 160 7,323
SGS SA (Registered) 898 95,024
Teleperformance SE(a) 190 19,988
432,306
Real Estate Management & Development -
1 .5%
C&D International Investment Group
Ltd.(a) 26,162 49,467
CK Asset Holdings Ltd. 19,228 78,773
Daito Trust Construction Co. Ltd. 1,341 148,604
Emaar Properties PJSC 26,880 63,596
340,440
Retail REITs -
0 .3%
Unibail-Rodamco-Westfield, REIT 700 56,905
Semiconductors & Semiconductor Equipment -
4 .8%
ASML Holding NV 425 286,622
Novatek Microelectronics Corp. 5,594 87,821
Renesas Electronics Corp. 10,280 142,398
Taiwan Semiconductor Manufacturing
Co. Ltd. 17,335 557,274
1,074,115
Software -
0 .6%
Open Text Corp. 1,180 35,351
SAP SE 380 88,615
123,966
Specialty Retail -
2 .5%
Abu Dhabi National Oil Co. for
Distribution PJSC 35,820 35,206
Chow Tai Fook Jewellery Group Ltd.
(a) 62,000 58,695
Industria de Diseno Textil SA(a) 4,590 260,618
Jarir Marketing Co. 33,610 118,485
ZOZO, Inc.(a) 2,228 72,709
545,713
Technology Hardware, Storage & Peripherals -
1 .3%
Canon, Inc. 2,627 86,299
Catcher Technology Co. Ltd. 6,952 51,207

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 232
Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Lite-On Technology Corp. 44,321 $ 141,789
279,295
Textiles, Apparel & Luxury Goods -
1 .1%
Bosideng International Holdings Ltd. 281,540 157,892
LVMH Moet Hennessy Louis Vuitton
SE 123 81,430
239,322
Tobacco -
2 .4%
British American Tobacco plc 4,210 145,869
Imperial Brands plc 6,550 196,799
Japan Tobacco, Inc. 6,925 194,623
537,291
Trading Companies & Distributors -
1 .7%
ITOCHU Corp. 3,303 165,947
Mitsubishi Corp. 8,005 149,011
Sumitomo Corp. 2,484 52,917
367,875
Transportation Infrastructure -
1 .6%
China Merchants Port Holdings Co.
Ltd. 30,000 49,393
International Container Terminal
Services, Inc. 25,100 171,048
Jiangsu Expressway Co. Ltd., Class
H 140,000 141,001
361,442
Wireless Telecommunication Services -
2 .5%
Intouch Holdings PCL, NVDR 44,000 139,517
KDDI Corp. 3,028 94,980
SK Telecom Co. Ltd. 1,120 46,017
SoftBank Corp.(a) 51,000 64,552
Tele2 AB, Class B 15,520 161,944
Vodafone Group plc 62,540 57,907
564,917
Total Common Stocks
(Cost $20,578,638) 21,732,547
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .2% (d)
REPURCHASE AGREEMENTS - 1 .2%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$223,808, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $228,708 $ 223,778 223,778
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$50,007, collateralized by various
Common Stocks, U.S. Treasury
Securities, 0.63%, 7/31/2026; ;
total market value $54,170 $ 50,000 $ 50,000
273,778
Total Securities Lending Reinvestments
(Cost $273,778) 273,778
Total Investments - 99.1%
(Cost $20,852,416) 22,006,325
Other assets less liabilities - 0.9% 194,867
NET ASSETS - 100.0% $22,201,192
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $1,524,057, collateralized
in the form of cash with a value of $273,778 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $886,082 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $482,434
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $1,642,294.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $273,778.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
NVDR  — Non-Voting Depositary Receipt
OYJ  — Public Limited Company
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)
233 FLEXSHARES ANNUAL REPORT
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,093,572
Aggregate gross unrealized depreciation (2,358,538)
Net unrealized appreciation $ 735,034
Federal income tax cost $ 21,270,725
Futures Contracts
FlexShares
®
International Quality Dividend Defensive Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
MSCI EAFE E-Mini Index 2 12/20/2024 USD $ 235,020 $ (8,131)
MSCI Emerging Markets E-Mini Index 4 12/20/2024 USD 225,300 2,108
$ (6,023)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Defensive Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 59,161 Morgan Stanley CHF 50,000 12/18/2024 $ 1,048
USD 17,831 Citibank NA DKK 120,000 12/18/2024 321
USD 143,990 Citibank NA EUR 130,000 12/18/2024 2,582
USD 13,070 Morgan Stanley GBP 10,000 12/18/2024 215
USD 18,199 Morgan Stanley JPY 2,560,000 12/18/2024 1,291
Net unrealized appreciation $ 5,457
Abbreviations:
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 234
FlexShares® International Quality Dividend Defensive Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 6 .9%
Belgium 0 .5
Brazil 1 .8
Canada 5 .9
Chile 1 .1
China 6 .8
Colombia 0 .2
Czech Republic 0 .2
Denmark 1 .0
Finland 2 .0
France 4 .8
Germany 4 .0
Greece 1 .0
Hong Kong 1 .3
India 4 .8
Indonesia 1 .9
Ireland 0 .4
Israel 1 .4
Italy 1 .6
Japan 11 .8
Mexico 0 .8
Netherlands 2 .1
Norway 2 .2
Philippines 0 .8
Poland 0 .8
Portugal 0 .2
Saudi Arabia 1 .0
Singapore 0 .6
South Africa 1 .2
South Korea 2 .3
Spain 1 .8
Sweden 2 .3
Switzerland 8 .2
Taiwan 4 .2
Thailand 0 .6
Turkey 0 .2
United Arab Emirates 1 .4
United Kingdom 7 .8
Other
1
2 .1
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 97 .9%
Securities Lending Reinvestments 1 .2
Others
(1)
0 .9
100 .0%
(1)
Includes any other net assets/(liabilities).

235 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
October 31, 2024
Investments Shares Value
COMMON STOCKS -
98 .6%
Air Freight & Logistics -
0 .6%
Deutsche Post AG 10,235 $ 410,352
Automobile Components -
0 .2%
Magna International, Inc. 3,519 138,771
Automobiles -
2 .0%
Bayerische Motoren Werke AG 1,863 146,272
Dr Ing hc F Porsche AG (Preference)
(a) 1,771 124,282
Isuzu Motors Ltd. 11,500 150,729
Kia Corp. 1,081 71,988
Mercedes-Benz Group AG 5,083 307,373
Stellantis NV 13,409 183,366
Yadea Group Holdings Ltd.(a)(b) 214,000 371,054
1,355,064
Banks -
16 .2%
ANZ Group Holdings Ltd. 34,684 707,666
Banco del Bajio SA(a) 11,500 25,530
Bancolombia SA 15,134 129,632
Bancolombia SA (Preference) 17,250 138,453
Bank Polska Kasa Opieki SA 12,742 445,693
Barclays plc 99,061 302,475
BOC Hong Kong Holdings Ltd. 23,000 75,144
CaixaBank SA 33,948 206,023
Canara Bank 379,408 463,170
China Construction Bank Corp.,
Class H 1,242,000 963,323
China Merchants Bank Co. Ltd.,
Class H 88,500 432,574
FinecoBank Banca Fineco SpA 31,671 504,924
Grupo Financiero Banorte SAB de
CV, Class O 73,600 511,813
HSBC Holdings plc 138,920 1,271,114
ING Bank Slaski SA 7,153 443,471
KBC Group NV 7,314 529,469
Mitsubishi UFJ Financial Group, Inc. 4,600 49,178
National Bank of Canada 2,530 241,030
Nordea Bank Abp 51,566 602,653
Powszechna Kasa Oszczednosci
Bank Polski SA 27,853 387,755
Royal Bank of Canada 9,660 1,166,934
Santander Bank Polska SA 3,864 431,593
Sberbank of Russia PJSC
(Preference)‡ 31,920 —
Skandinaviska Enskilda Banken AB,
Class A 36,777 517,110
Swedbank AB, Class A 25,047 506,088
11,052,815
Broadline Retail -
0 .1%
Alibaba Group Holding Ltd., ADR(b) 874 85,635
Investments Shares Value
Building Products -
0 .8%
Geberit AG (Registered) 897 $ 561,001
Capital Markets -
3 .6%
3i Group plc 15,042 613,425
Brookfield Asset Management Ltd.,
Class A(b) 12,489 661,833
Hong Kong Exchanges & Clearing
Ltd. 11,000 439,751
Julius Baer Group Ltd. 2,806 170,885
Partners Group Holding AG 405 558,766
2,444,660
Chemicals -
2 .3%
BASF SE 5,750 278,696
Fertiglobe plc 639,883 472,116
Shin-Etsu Chemical Co. Ltd. 20,300 766,956
Sika AG (Registered) 69 19,191
1,536,959
Consumer Staples Distribution & Retail -
0 .8%
Coles Group Ltd. 40,135 462,414
Jeronimo Martins SGPS SA 3,174 61,577
523,991
Diversified REITs -
0 .2%
Land Securities Group plc, REIT 17,963 138,911
Diversified Telecommunication Services -
2 .1%
BCE, Inc.(b) 6,348 204,786
HKT Trust & HKT Ltd. 115,000 142,892
Orange SA 16,698 183,004
Telefonica SA(b) 41,239 193,143
Telenor ASA 43,056 527,349
TELUS Corp. 9,706 153,254
1,404,428
Electric Utilities -
2 .6%
Enel SpA 106,053 802,501
Fortum OYJ(b) 32,775 481,427
Origin Energy Ltd.(b) 81,075 511,393
1,795,321
Electrical Equipment -
0 .7%
Voltronic Power Technology Corp. 6,800 452,060
Electronic Equipment, Instruments & Components -
0 .3%
Nan Ya Printed Circuit Board Corp. 23,000 95,474
Unimicron Technology Corp. 27,000 136,096
231,570
Entertainment -
0 .6%
NetEase, Inc., ADR(b) 621 49,997
Universal Music Group NV(b) 13,409 335,986
385,983

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 236
Investments Shares Value
COMMON STOCKS (continued)
Financial Services -
2 .4%
Banca Mediolanum SpA 44,206 $ 546,152
FirstRand Ltd. 120,911 527,276
Power Finance Corp. Ltd. 79,212 428,578
REC Ltd. 21,988 136,656
1,638,662
Food Products -
0 .6%
China Feihe Ltd.(a) 299,000 225,373
Nestle SA (Registered) 2,231 210,483
435,856
Gas Utilities -
1 .1%
China Gas Holdings Ltd. 138,000 118,574
Kunlun Energy Co. Ltd. 154,000 146,584
Snam SpA 105,938 508,121
773,279
Ground Transportation -
0 .1%
TFI International, Inc. 391 52,265
Health Care Equipment & Supplies -
2 .7%
Hoya Corp. 4,800 653,077
Sonova Holding AG (Registered) 1,587 578,493
Straumann Holding AG (Registered)
(b) 3,749 494,259
Sysmex Corp. 7,800 146,117
1,871,946
Health Care Providers & Services -
0 .4%
Sinopharm Group Co. Ltd., Class H 55,200 137,319
Sonic Healthcare Ltd. 7,498 132,258
269,577
Hotels, Restaurants & Leisure -
1 .0%
Evolution AB(a) 667 62,648
Haidilao International Holding Ltd.(a) 290,000 584,894
647,542
Household Durables -
0 .8%
Nien Made Enterprise Co. Ltd. 36,275 544,578
Household Products -
0 .2%
Reckitt Benckiser Group plc 2,622 157,896
Independent Power and Renewable Electricity Producers
-
0 .4%
Aboitiz Power Corp. 407,100 262,713
Industrial Conglomerates -
2 .8%
Astra International Tbk. PT 489,900 159,190
GS Holdings Corp. 4,439 132,527
Hitachi Ltd. 57,500 1,481,241
Quinenco SA 40,204 130,259
1,903,217
Investments Shares Value
Insurance -
2 .0%
Ageas SA/NV 943 $ 49,018
Aviva plc 49,795 290,070
BB Seguridade Participacoes SA 36,800 217,860
Caixa Seguridade Participacoes SA 4,600 11,443
Legal & General Group plc 59,823 166,975
Manulife Financial Corp. 12,052 351,630
Ping An Insurance Group Co. of
China Ltd., Class H(b) 46,000 284,896
1,371,892
Interactive Media & Services -
0 .9%
Tencent Holdings Ltd. 11,200 582,877
IT Services -
0 .7%
Infosys Ltd. 6,509 136,026
Tech Mahindra Ltd. 19,021 363,890
499,916
Leisure Products -
0 .2%
Shimano, Inc.(b) 700 104,615
Life Sciences Tools & Services -
0 .6%
WuXi AppTec Co. Ltd., Class H(a)(b) 57,500 382,377
Machinery -
1 .2%
Kone OYJ, Class B 6,923 377,752
VAT Group AG(a) 1,035 430,302
808,054
Marine Transportation -
1 .3%
Cia Sud Americana de Vapores SA 8,360,684 451,327
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 103,500 153,631
Evergreen Marine Corp. Taiwan Ltd. 23,000 147,519
Orient Overseas International Ltd. 9,000 122,363
874,840
Media -
0 .3%
Publicis Groupe SA 1,863 197,645
Metals & Mining -
6 .4%
BHP Group Ltd. 57,454 1,604,644
China Hongqiao Group Ltd.(b) 322,000 519,382
Fortescue Ltd. 49,059 616,002
GMK Norilskiy Nickel PAO‡ 212,800 —
Kumba Iron Ore Ltd.(b) 25,001 469,476
Rio Tinto plc 7,682 495,398
Severstal PAO‡ 7,952 —
Vale SA 57,500 616,446
4,321,348
Oil, Gas & Consumable Fuels -
7 .0%
Adaro Energy Indonesia Tbk. PT 2,449,500 564,969
Aker BP ASA 6,095 129,632
Bharat Petroleum Corp. Ltd. 47,311 174,843
Canadian Natural Resources Ltd. 26,174 889,084
China Shenhua Energy Co. Ltd.,
Class H 65,500 283,504

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
237 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Coal India Ltd. 27,393 $ 147,266
Equinor ASA 11,523 275,842
Exxaro Resources Ltd.(b) 54,533 510,938
Indian Oil Corp. Ltd. 73,232 124,210
OMV AG 3,519 145,557
Petroleo Brasileiro SA (Preference) 69,000 428,035
Shell plc 2,576 85,396
Turkiye Petrol Rafinerileri A/S 30,038 126,669
United Tractors Tbk. PT 319,700 559,144
Var Energi ASA 45,264 141,778
Woodside Energy Group Ltd.(b) 12,881 200,632
4,787,499
Passenger Airlines -
1 .0%
Ryanair Holdings plc, ADR(b) 3,392 150,130
Singapore Airlines Ltd. 115,000 561,569
711,699
Personal Care Products -
1 .6%
L'Oreal SA 2,829 1,057,296
Pharmaceuticals -
4 .1%
AstraZeneca plc 1,012 143,665
CSPC Pharmaceutical Group Ltd. 184,000 136,088
GSK plc 16,629 297,704
Hansoh Pharmaceutical Group Co.
Ltd.(a) 222,000 517,992
Novartis AG (Registered) 1,127 122,253
Novo Nordisk A/S, Class B 5,911 656,582
Ono Pharmaceutical Co. Ltd. 27,600 346,529
Roche Holding AG 1,817 562,940
2,783,753
Professional Services -
3 .2%
Bureau Veritas SA 16,744 527,893
Randstad NV 7,521 345,795
Recruit Holdings Co. Ltd. 18,400 1,151,532
Teleperformance SE(b) 1,288 135,497
2,160,717
Real Estate Management & Development -
1 .3%
C&D International Investment Group
Ltd.(b) 84,000 158,829
CK Asset Holdings Ltd. 111,000 454,743
Daiwa House Industry Co. Ltd. 2,600 78,021
Henderson Land Development Co.
Ltd.(b) 51,000 164,328
855,921
Retail REITs -
0 .5%
Unibail-Rodamco-Westfield, REIT 4,554 370,211
Semiconductors & Semiconductor Equipment -
8 .1%
ASML Holding NV 1,587 1,070,282
BE Semiconductor Industries NV 2,990 317,922
eMemory Technology, Inc. 2,400 238,951
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
MediaTek, Inc. 20,000 $ 805,244
Novatek Microelectronics Corp. 31,310 491,540
Taiwan Semiconductor Manufacturing
Co. Ltd. 47,273 1,519,700
Tokyo Electron Ltd. 6,100 937,075
United Microelectronics Corp. 104,000 156,292
5,537,006
Software -
0 .9%
Nemetschek SE 4,692 506,585
SAP SE 368 85,817
592,402
Specialty Retail -
3 .4%
Chow Tai Fook Jewellery Group Ltd. 598,000 566,125
Fast Retailing Co. Ltd. 2,300 747,717
Industria de Diseno Textil SA(b) 14,053 797,922
ZOZO, Inc.(b) 6,400 208,859
2,320,623
Technology Hardware, Storage & Peripherals -
0 .1%
Lite-On Technology Corp. 27,000 86,376
Textiles, Apparel & Luxury Goods -
3 .3%
Cie Financiere Richemont SA
(Registered) 6,417 930,231
Hermes International SCA 253 569,665
LVMH Moet Hennessy Louis Vuitton
SE 184 121,813
Pandora A/S 3,197 481,182
Shenzhou International Group
Holdings Ltd. 18,400 142,005
2,244,896
Tobacco -
2 .4%
British American Tobacco plc 12,926 447,863
Imperial Brands plc 20,309 610,197
Japan Tobacco, Inc. 20,700 581,761
1,639,821
Trading Companies & Distributors -
1 .4%
Howden Joinery Group plc 13,754 148,890
ITOCHU Corp.(b) 11,300 567,726
Marubeni Corp. 11,500 175,378
Mitsui & Co. Ltd. 4,600 95,488
987,482
Wireless Telecommunication Services -
1 .1%
SK Telecom Co. Ltd. 575 23,625
Tele2 AB, Class B 49,312 514,548
Vodafone Group plc 197,984 183,318
721,491
Total Common Stocks
(Cost $61,490,628) 67,075,809

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 238
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 2 .1% (c)
REPURCHASE AGREEMENTS - 2 .1%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$1,205,082, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $1,231,462 $ 1,204,919 $ 1,204,919
National Bank of Canada Financial Inc.
4.96%, dated 10/31/2024, due
11/1/2024, repurchase price
$100,014, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.63%,
7/31/2026; ; total market value
$108,341 100,000 100,000
Societe Generale
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$100,014, collateralized by
various Common Stocks; total
market value $110,193 100,000 100,000
1,404,919
Total Securities Lending Reinvestments
(Cost $1,404,919) 1,404,919
Total Investments - 100.7%
(Cost $62,895,547) 68,480,728
Liabilities in excess of other assets - (0.7%) (449,966)
NET ASSETS - 100.0% $68,030,762
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $6,448,703, collateralized in
the form of cash with a value of $1,404,919 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $4,470,487 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
November 7, 2024 – August 15, 2054 and $1,121,490
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $6,996,896.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $1,404,919.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
OYJ  — Public Limited Company
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,071,067
Aggregate gross unrealized depreciation (4,814,100)
Net unrealized appreciation $ 4,256,967
Federal income tax cost $ 64,212,363
Futures Contracts

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
239 FLEXSHARES ANNUAL REPORT
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
MSCI EAFE E-Mini Index 6 12/20/2024 USD $ 705,060 $ (24,693)
MSCI Emerging Markets E-Mini Index 5 12/20/2024 USD 281,625 2,445
$ (22,248)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of October 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 29,526 Morgan Stanley CAD 40,000 12/18/2024 $ 788
USD 79,429 Morgan Stanley CHF 67,000 12/18/2024 1,557
USD 54,978 Citibank NA DKK 370,000 12/18/2024 991
USD 207,124 Citibank NA EUR 187,000 12/18/2024 3,714
USD 65,350 Morgan Stanley GBP 50,000 12/18/2024 1,074
USD 47,039 Goldman Sachs & Co. JPY 7,000,000 12/18/2024 807
USD 49,762 Morgan Stanley JPY 7,000,000 12/18/2024 3,531
Total unrealized appreciation $ 12,462
CAD 85,542 Bank of New York Mellon (The) USD 63,071 12/18/2024 $ (1,612)
Total unrealized depreciation $ (1,612)
Net unrealized appreciation $ 10,850
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 240
FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 6 .2%
Austria 0 .2
Belgium 0 .9
Brazil 1 .9
Canada 5 .7
Chile 0 .9
China 10 .2
Colombia 0 .4
Denmark 1 .7
Finland 1 .3
France 4 .6
Germany 2 .7
Hong Kong 1 .9
India 2 .9
Indonesia 1 .9
Ireland 0 .2
Italy 3 .7
Japan 12 .1
Mexico 0 .8
Netherlands 3 .0
Norway 1 .6
Philippines 0 .4
Poland 2 .5
Portugal 0 .1
Singapore 0 .8
South Africa 2 .2
South Korea 0 .3
Spain 1 .8
Sweden 3 .2
Switzerland 6 .8
Taiwan 6 .9
Turkey 0 .2
United Arab Emirates 0 .7
United Kingdom 7 .9
Other
1
1 .4
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .6%
Securities Lending Reinvestments 2 .1
Others
(1)
( 0 .7 )
100 .0%
(1)
Includes any other net assets/(liabilities).

241 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
October 31,2024
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026
$ 39,034,277
$ 38,908,906
2.38%, 1/15/2027
31,655,316
31,976,738
1.75%, 1/15/2028
85,331,352
85,100,745
3.63%, 4/15/2028
118,553,635
125,405,442
2.50%, 1/15/2029
25,600,201
26,286,317
3.88%, 4/15/2029
46,639,304
50,571,348
U.S. Treasury Inflation Linked Notes
0.63%, 1/15/2026
68,928,776
67,601,393
0.13%, 4/15/2026
59,132,134
57,404,790
0.13%, 7/15/2026
59,745,047
58,137,672
0.13%, 10/15/2026
54,529,241
52,843,775
0.38%, 1/15/2027
61,777,248
59,751,584
0.13%, 4/15/2027
54,243,574
51,916,850
0.38%, 7/15/2027
58,606,257
56,594,457
1.63%, 10/15/2027
154,384,025
154,043,037
0.50%, 1/15/2028
179,834,447
172,395,865
1.25%, 4/15/2028
152,240,470
149,094,862
0.75%, 7/15/2028
56,670,621
54,742,987
2.38%, 10/15/2028
53,913,206
55,190,631
0.88%, 1/15/2029
55,657,675
53,538,459
2.13%, 4/15/2029
56,008,268
56,601,502
0.25%, 7/15/2029
60,483,247
56,437,384
1.63%, 10/15/2029
30,533,734
30,309,403
0.13%, 1/15/2030
62,033,478
56,834,229
0.13%, 7/15/2030
64,849,940
59,143,255
0.13%, 1/15/2031
64,709,782
58,188,188
Total U.S. Treasury Obligations
(Cost $1,721,683,013) 1,719,019,819
Total Investments - 99.8%
(Cost $1,721,683,013) 1,719,019,819
Other assets less liabilities - 0.2% 2,885,008
NET ASSETS - 100.0% $1,721,904,827
Percentages shown are based on Net Assets.
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,770,292
Aggregate gross unrealized depreciation (14,744,279)
Net unrealized depreciation $ (11,973,987)
Federal income tax cost $ 1,730,993,806
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%

FLEXSHARES ANNUAL REPORT 242
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
October 31, 2024
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
1.75%, 1/15/2028
$ 15,032,311
$ 14,991,686
3.63%, 4/15/2028
21,290,685
22,521,180
2.50%, 1/15/2029
13,267,825
13,623,418
3.88%, 4/15/2029
24,269,443
26,315,539
3.38%, 4/15/2032
5,806,439
6,404,493
2.13%, 2/15/2040
14,062,025
14,120,800
U.S. Treasury Inflation Linked Notes
0.50%, 1/15/2028
31,708,465
30,396,892
1.25%, 4/15/2028
27,002,586
26,444,655
0.75%, 7/15/2028
29,375,570
28,376,369
2.38%, 10/15/2028
27,943,767
28,605,869
0.88%, 1/15/2029
28,849,885
27,751,399
2.13%, 4/15/2029
29,031,034
29,338,527
0.25%, 7/15/2029
51,051,469
47,636,519
1.63%, 10/15/2029
25,296,378
25,110,526
0.13%, 1/15/2030
52,356,500
47,968,313
0.13%, 7/15/2030
54,729,185
49,913,110
0.13%, 1/15/2031
54,565,132
49,065,938
0.13%, 7/15/2031
35,183,921
31,445,904
0.13%, 1/15/2032
37,139,316
32,749,958
0.63%, 7/15/2032
33,680,438
30,686,988
1.13%, 1/15/2033
33,670,705
31,609,455
1.38%, 7/15/2033
31,166,819
29,819,128
1.75%, 1/15/2034
33,390,454
32,755,408
1.88%, 7/15/2034(a)
24,565,090
24,377,361
Total U.S. Treasury Obligations
(Cost $717,617,565) 702,029,435
Total Investments - 99.8%
(Cost $717,617,565) 702,029,435
Other assets less liabilities - 0.2% 1,450,165
NET ASSETS - 100.0% $703,479,600
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan at
October 31, 2024 was $10,699,603, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from November 15, 2024 – May 15, 2054; a total
value of $11,008,920.
Percentages shown are based on Net Assets.
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 174,149
Aggregate gross unrealized depreciation (26,929,870)
Net unrealized depreciation $ (26,755,721)
Federal income tax cost $ 728,785,156
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

243 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
October 31, 2024
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99 .4%
FHLMC
2.50%, 1/1/2028 $ 77,765 $ 75,669
2.50%, 4/1/2028 1,220,354 1,187,746
2.50%, 7/1/2028 130,872 126,776
2.50%, 1/1/2029 17,413 16,886
2.50%, 1/1/2030 195,176 189,744
3.00%, 1/1/2032 872,260 837,536
2.50%, 2/1/2032 1,066,636 1,009,156
5.00%, 5/1/2034 34,335 34,312
5.00%, 7/1/2035 81,479 81,413
5.00%, 8/1/2035 67,744 67,686
5.00%, 10/1/2035 12,915 12,930
5.00%, 12/1/2035 64,473 64,462
6.00%, 1/1/2037 46,312 48,152
6.00%, 4/1/2037 25,149 26,148
6.00%, 5/1/2037 40,977 42,597
5.00%, 2/1/2038 34,859 34,838
5.00%, 7/1/2038 36,853 37,001
5.00%, 10/1/2038 33,338 33,473
5.00%, 2/1/2039 81,324 81,312
5.00%, 5/1/2039 42,572 42,744
5.00%, 6/1/2039 15,593 15,656
5.00%, 7/1/2039 37,180 37,330
5.00%, 9/1/2039 3,821 3,836
6.00%, 11/1/2039 25,958 26,985
5.00%, 1/1/2040 11,638 11,685
5.00%, 3/1/2040 31,878 32,006
5.00%, 4/1/2040 14,009 14,066
6.00%, 4/1/2040 30,568 31,523
5.00%, 5/1/2040 12,680 12,731
6.00%, 5/1/2040 70,989 73,567
5.00%, 7/1/2040 70,937 71,223
6.00%, 7/1/2040 109,173 113,447
4.00%, 1/1/2041 9,952 9,494
5.00%, 5/1/2041 96,168 96,555
3.50%, 11/1/2041 51,504 47,468
3.00%, 3/1/2042 8,257 7,383
3.00%, 4/1/2042 63,552 56,798
3.00%, 6/1/2042 54,127 48,341
3.50%, 7/1/2042 519,755 478,062
3.00%, 8/1/2042 30,600 27,342
3.00%, 12/1/2042 65,436 58,432
3.00%, 1/1/2043 34,330 30,631
3.00%, 2/1/2043 17,629 15,796
3.00%, 4/1/2043 22,393 19,980
3.00%, 6/1/2043 13,218 11,794
3.50%, 8/1/2043 583,202 536,023
3.00%, 10/1/2043 44,396 39,617
4.00%, 8/1/2044 9,771 9,186
5.00%, 8/1/2044 26,570 26,677
4.00%, 1/1/2045 30,130 28,368
4.00%, 2/1/2045 65,093 62,021
4.50%, 2/1/2045 332,644 319,910
4.00%, 8/1/2045 73,831 69,513
Investments
Principal
Amount Value
4.00%, 9/1/2045 $ 12,149 $ 11,439
4.00%, 10/1/2045 124,929 117,517
4.00%, 11/1/2045 25,626 24,127
4.00%, 12/1/2045 10,357 9,751
4.00%, 1/1/2046 33,430 31,475
2.50%, 9/1/2046 19,942 16,925
3.00%, 11/1/2046 20,169 17,906
FHLMC UMBS
3.00%, 8/1/2026 19,795 19,496
3.00%, 1/1/2027 35,218 34,603
3.00%, 2/1/2027 21,471 21,085
3.00%, 4/1/2027 128,107 125,730
2.50%, 6/1/2027 14,014 13,666
2.50%, 3/1/2028 512,954 497,868
2.50%, 7/1/2028 1,030,486 997,050
3.00%, 8/1/2029 79,337 77,031
2.50%, 8/1/2030 671,219 639,119
2.50%, 11/1/2030 23,910 23,115
3.00%, 5/1/2031 37,620 36,764
2.00%, 8/1/2031 22,037 20,614
4.00%, 8/1/2031 52,552 51,700
4.00%, 9/1/2031 48,263 47,366
2.00%, 11/1/2031 35,463 33,117
2.00%, 1/1/2032 71,581 66,755
4.00%, 1/1/2032 64,936 63,706
2.00%, 2/1/2032 76,447 70,981
3.50%, 2/1/2032 120,292 116,499
4.00%, 2/1/2032 104,409 102,438
3.50%, 3/1/2032 100,910 97,581
3.50%, 7/1/2032 79,694 76,955
2.00%, 12/1/2032 589,767 549,008
3.00%, 4/1/2033 948,395 924,362
3.50%, 5/1/2033 24,597 23,710
3.00%, 10/1/2033 1,075,548 1,036,777
2.00%, 10/1/2035 937,625 841,563
1.50%, 11/1/2035 545,383 475,752
1.50%, 2/1/2036 1,022,461 890,595
2.00%, 3/1/2036 346,814 311,945
1.50%, 4/1/2036 269,962 235,008
4.00%, 5/1/2036 18,644 18,337
2.50%, 4/1/2037 695,700 635,704
4.50%, 9/1/2037 1,121,238 1,101,554
5.00%, 3/1/2038 39,569 39,653
5.00%, 7/1/2039 58,425 58,587
3.00%, 9/1/2039 91,454 83,492
3.00%, 10/1/2039 25,628 23,381
5.00%, 10/1/2039 20,734 20,791
3.00%, 11/1/2039 100,822 91,952
5.00%, 1/1/2040 21,988 22,126
5.00%, 3/1/2040 31,348 31,434
5.00%, 5/1/2040 45,826 45,952
6.00%, 5/1/2040 738,962 773,523
2.00%, 7/1/2040 97,492 82,600
1.50%, 10/1/2040 494,324 402,678
3.50%, 12/1/2040 35,430 32,612

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 244
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
2.00%, 1/1/2041 $ 151,224 $ 127,749
2.00%, 2/1/2041 473,666 399,926
1.50%, 3/1/2041 646,842 526,542
2.00%, 3/1/2041 548,721 463,069
4.50%, 3/1/2041 62,100 60,717
4.50%, 4/1/2041 14,430 14,114
1.50%, 5/1/2041 532,336 432,642
2.00%, 6/1/2041 739,510 622,771
2.50%, 6/1/2041 422,231 366,377
2.00%, 10/1/2041 465,266 390,731
4.00%, 1/1/2042 47,461 45,218
5.00%, 2/1/2042 38,243 38,349
3.50%, 11/1/2042 66,898 61,410
3.50%, 1/1/2043 31,569 29,184
3.50%, 2/1/2043 22,872 21,000
2.50%, 6/1/2043 344,542 295,493
4.00%, 12/1/2043 9,867 9,345
4.50%, 3/1/2044 45,654 44,493
4.00%, 6/1/2044 3,531 3,319
4.50%, 7/1/2044 16,711 16,124
4.00%, 8/1/2044 10,558 9,914
4.50%, 12/1/2044 10,907 10,573
4.00%, 2/1/2045 13,019 12,388
4.50%, 9/1/2045 8,438 8,180
4.00%, 10/1/2045 33,952 31,925
4.00%, 12/1/2045 16,933 16,022
4.50%, 12/1/2045 497,899 482,671
3.00%, 1/1/2046 36,116 32,043
4.00%, 1/1/2046 29,907 28,123
4.00%, 2/1/2046 207,432 196,787
4.50%, 4/1/2046 26,733 25,954
4.00%, 11/1/2046 153,382 143,303
4.50%, 3/1/2047 379,253 367,336
4.50%, 8/1/2048 367,009 353,503
2.00%, 6/1/2051 793,395 632,679
2.00%, 5/1/2052 1,324,855 1,051,606
6.50%, 2/1/2053 81,075 82,988
6.00%, 6/1/2053 254,845 256,505
6.00%, 10/1/2053 404,530 407,165
7.00%, 12/1/2053 545,110 566,457
6.50%, 4/1/2054 261,960 267,367
6.50%, 8/1/2054 574,250 586,337
7.50%, 9/1/2054 763,508 798,765
FNMA UMBS
3.50%, 12/1/2025 156,346 154,893
4.00%, 5/1/2026 97,897 97,204
3.00%, 11/1/2026 326,247 320,773
3.00%, 12/1/2026 96,325 94,671
3.50%, 12/1/2026 101,474 100,352
3.00%, 1/1/2027 30,572 30,037
3.00%, 2/1/2027 38,171 37,485
3.00%, 6/1/2027 134,587 131,892
3.00%, 8/1/2027 162,855 159,512
3.00%, 10/1/2027 47,008 45,999
3.00%, 11/1/2027 49,915 48,869
2.50%, 12/1/2027 110,485 107,388
Investments
Principal
Amount Value
2.50%, 1/1/2028 $ 631,308 $ 612,115
2.50%, 4/1/2028 35,948 34,869
2.00%, 5/1/2028 151,335 145,526
2.50%, 9/1/2028 28,446 27,658
3.50%, 12/1/2028 59,035 57,940
3.00%, 2/1/2029 74,058 72,075
2.50%, 3/1/2029 139,351 135,137
2.50%, 6/1/2029 49,815 48,486
3.00%, 8/1/2029 1,332,229 1,291,825
3.50%, 12/1/2029 477,217 466,704
3.50%, 4/1/2030 485,738 475,250
2.50%, 7/1/2030 127,895 124,025
3.00%, 7/1/2030 511,197 497,841
2.50%, 8/1/2030 674,083 641,870
3.00%, 9/1/2030 737,768 718,732
3.50%, 10/1/2030 37,393 36,393
3.50%, 11/1/2030 6,300 6,132
3.00%, 12/1/2030 1,083,336 1,044,622
2.50%, 2/1/2031 429,101 411,063
3.50%, 2/1/2031 516,922 507,020
2.50%, 3/1/2031 265,249 256,253
4.00%, 8/1/2031 129,304 126,948
2.00%, 9/1/2031 18,412 17,212
2.00%, 11/1/2031 43,655 40,783
3.50%, 12/1/2031 409,662 397,078
4.00%, 12/1/2031 46,171 45,288
2.00%, 2/1/2032 709,698 678,292
3.50%, 2/1/2032 547,507 529,634
4.00%, 3/1/2032 33,290 32,656
3.50%, 7/1/2032 178,251 172,354
3.50%, 10/1/2032 119,984 118,490
6.00%, 12/1/2032 7,301 7,531
6.00%, 4/1/2033 5,708 5,847
4.00%, 10/1/2033 25,896 25,407
4.00%, 3/1/2034 200,834 199,138
6.00%, 8/1/2034 25,811 26,687
6.50%, 9/1/2034 71,934 74,481
6.00%, 12/1/2034 117,546 121,004
3.00%, 2/1/2035 524,613 507,510
3.00%, 7/1/2035 762,059 732,577
5.00%, 8/1/2035 16,746 16,709
1.50%, 10/1/2035 135,327 117,967
6.00%, 11/1/2035 23,533 24,197
5.00%, 12/1/2035 36,726 36,669
6.00%, 6/1/2036 34,124 35,431
2.00%, 7/1/2036 787,378 705,118
5.00%, 7/1/2036 16,323 16,294
6.50%, 8/1/2036 11,656 12,132
2.50%, 11/1/2036 295,532 268,277
6.00%, 11/1/2036 33,508 34,789
1.50%, 2/1/2037 770,039 666,830
2.50%, 4/1/2037 703,897 638,527
1.50%, 8/1/2037 264,822 229,488
6.00%, 8/1/2037 110,965 114,301
6.00%, 9/1/2037 15,289 15,876
6.50%, 10/1/2037 26,868 27,843
5.00%, 3/1/2038 39,365 39,473

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
245 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
5.00%, 5/1/2038 $ 31,412 $ 31,344
6.00%, 5/1/2038 11,540 11,979
4.50%, 7/1/2038 795,957 781,743
6.00%, 9/1/2038 21,175 21,958
5.00%, 6/1/2039 36,383 36,475
3.50%, 8/1/2039 397,744 380,653
5.00%, 10/1/2039 35,709 35,808
3.00%, 1/1/2040 32,352 29,485
5.00%, 2/1/2040 32,163 32,547
5.00%, 6/1/2040 11,706 11,738
6.00%, 6/1/2040 89,111 92,053
3.50%, 1/1/2041 29,703 27,341
1.50%, 2/1/2041 713,328 580,772
3.50%, 2/1/2041 19,578 18,022
1.50%, 4/1/2041 387,406 316,968
2.00%, 5/1/2041 441,427 371,980
4.50%, 5/1/2041 33,720 32,980
5.00%, 5/1/2041 27,334 27,409
6.00%, 5/1/2041 19,578 20,318
4.50%, 6/1/2041 10,344 10,117
2.50%, 7/1/2041 528,298 454,964
5.00%, 7/1/2041 353,324 354,299
6.00%, 7/1/2041 22,095 22,942
4.50%, 8/1/2041 96,282 94,171
5.00%, 8/1/2041 51,210 51,351
4.00%, 9/1/2041 146,288 139,367
4.50%, 9/1/2041 62,166 60,802
3.50%, 10/1/2041 107,800 99,225
4.00%, 10/1/2041 43,326 41,184
5.00%, 10/1/2041 52,498 52,643
4.00%, 11/1/2041 60,960 58,076
4.00%, 12/1/2041 15,318 14,593
4.00%, 1/1/2042 135,100 127,144
4.50%, 1/1/2042 15,236 14,902
6.00%, 1/1/2042 53,633 55,696
3.00%, 3/1/2042 22,993 20,518
4.00%, 3/1/2042 68,683 65,780
3.00%, 4/1/2042 42,644 38,054
4.50%, 4/1/2042 74,290 72,662
3.50%, 5/1/2042 20,536 18,886
4.50%, 5/1/2042 54,318 52,891
3.50%, 6/1/2042 37,534 34,504
3.50%, 7/1/2042 109,908 100,985
4.00%, 7/1/2042 91,565 87,234
3.50%, 8/1/2042 35,053 32,200
3.00%, 9/1/2042 58,999 52,602
3.50%, 9/1/2042 11,233 10,328
4.00%, 9/1/2042 56,700 54,064
3.00%, 10/1/2042 116,322 103,810
3.50%, 10/1/2042 21,762 19,986
2.50%, 12/1/2042 204,343 175,263
3.00%, 12/1/2042 116,572 103,897
2.50%, 1/1/2043 7,239 6,211
3.00%, 1/1/2043 117,810 104,983
3.50%, 1/1/2043 32,899 30,200
4.00%, 1/1/2043 61,390 58,487
Investments
Principal
Amount Value
4.50%, 1/1/2043 $ 154,153 $ 150,774
2.50%, 2/1/2043 275,362 235,843
3.00%, 2/1/2043 157,410 140,271
3.50%, 2/1/2043 60,731 55,894
3.50%, 3/1/2043 71,646 65,931
2.50%, 5/1/2043 10,708 9,100
2.50%, 6/1/2043 5,859 5,037
4.00%, 8/1/2043 33,098 31,357
4.00%, 9/1/2043 78,323 74,304
4.50%, 9/1/2043 23,468 22,803
4.00%, 10/1/2043 96,959 91,891
4.00%, 11/1/2043 209,485 199,436
4.50%, 11/1/2043 74,389 72,346
4.50%, 12/1/2043 57,101 55,388
4.00%, 1/1/2044 80,248 76,021
4.50%, 2/1/2044 14,981 14,522
4.50%, 3/1/2044 93,565 92,216
5.00%, 3/1/2044 15,621 15,537
4.00%, 4/1/2044 760,836 717,585
4.50%, 4/1/2044 155,357 150,787
5.00%, 6/1/2044 26,211 26,188
4.00%, 10/1/2044 30,141 28,625
4.50%, 10/1/2044 7,050 6,834
4.50%, 12/1/2044 29,120 28,230
4.00%, 2/1/2045 22,647 21,296
4.50%, 2/1/2045 97,975 94,980
4.00%, 4/1/2045 20,357 19,242
4.00%, 8/1/2045 9,736 9,155
4.00%, 11/1/2045 53,592 50,611
4.50%, 11/1/2045 65,337 63,484
4.00%, 12/1/2045 128,833 122,842
4.00%, 2/1/2046 6,561 6,217
4.50%, 3/1/2046 104,549 101,570
4.00%, 4/1/2046 9,515 8,957
2.50%, 6/1/2046 64,192 55,064
4.50%, 6/1/2046 72,832 70,605
4.50%, 7/1/2046 14,528 14,077
4.50%, 8/1/2046 11,621 11,268
2.50%, 10/1/2046 53,703 45,528
4.50%, 10/1/2046 24,996 24,190
2.50%, 12/1/2046 18,021 15,277
4.50%, 1/1/2047 23,642 22,894
4.00%, 2/1/2047 25,442 24,011
4.50%, 2/1/2047 28,088 27,269
4.50%, 5/1/2047 445,265 427,716
4.50%, 7/1/2047 62,722 60,803
5.00%, 7/1/2047 24,011 24,077
3.00%, 3/1/2048 982,756 863,586
3.50%, 11/1/2048 1,163,699 1,058,177
5.50%, 2/1/2049 1,516,548 1,536,995
6.00%, 2/1/2049 67,679 70,416
2.50%, 7/1/2049 1,094,642 928,924
4.50%, 7/1/2049 413,202 396,983
4.50%, 11/1/2049 412,653 399,872
4.00%, 1/1/2050 844,243 790,691
4.00%, 3/1/2050 1,000,000 947,099
4.50%, 5/1/2050 671,419 644,256

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 246
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
3.50%, 7/1/2050 $ 426,355 $ 389,097
4.00%, 7/1/2050 655,331 611,585
4.50%, 9/1/2050 1,000,000 978,038
4.50%, 10/1/2050 1,092,921 1,052,246
1.50%, 2/1/2051 667,916 504,259
1.50%, 10/1/2051 1,278,498 966,224
2.50%, 2/1/2052 1,116,325 932,673
5.00%, 11/1/2052 1,502,595 1,462,644
6.50%, 11/1/2052 78,229 80,743
6.50%, 1/1/2053 247,214 252,545
6.50%, 11/1/2053 843,017 860,331
7.50%, 11/1/2053 379,151 396,774
7.00%, 12/1/2053 539,605 560,736
7.00%, 3/1/2054 779,220 809,735
7.50%, 3/1/2054 594,720 622,183
6.50%, 8/1/2054 384,718 392,796
GNMA
5.50%, 8/20/2033 21,115 21,492
5.50%, 11/20/2033 19,693 20,050
5.50%, 3/20/2034 24,577 25,233
5.50%, 7/20/2034 15,524 15,936
5.50%, 9/20/2034 6,911 6,906
5.50%, 3/20/2036 54,045 55,489
5.50%, 9/20/2038 32,414 33,280
5.50%, 2/20/2039 53,299 54,820
4.50%, 5/15/2039 1,312,097 1,285,951
5.00%, 8/15/2039 921,111 923,439
5.00%, 11/15/2039 457,962 455,693
4.00%, 6/15/2040 262,106 250,430
4.00%, 8/15/2040 262,285 250,570
4.00%, 11/15/2040 198,246 189,111
5.50%, 12/20/2040 15,210 15,602
5.50%, 1/20/2041 15,380 15,791
4.00%, 9/15/2041 765,309 724,577
5.50%, 12/20/2041 39,956 40,313
5.50%, 2/20/2042 11,030 11,325
3.00%, 4/15/2042 912,427 820,947
3.50%, 6/15/2042 414,077 383,682
2.50%, 3/20/2043 34,871 30,092
2.50%, 5/20/2043 49,781 42,959
5.50%, 3/20/2044 44,436 45,622
4.50%, 10/20/2044 102,663 100,042
2.50%, 11/20/2044 31,958 27,582
5.00%, 6/20/2045 125,440 125,803
4.00%, 8/15/2045 762,504 723,910
4.50%, 12/20/2045 216,454 210,929
4.50%, 4/20/2046 251,328 244,918
5.00%, 5/20/2046 306,072 306,957
3.50%, 6/15/2046 1,593,445 1,477,555
3.50%, 10/20/2047 914,099 834,811
4.00%, 2/20/2048 813,627 765,949
5.00%, 5/20/2048 110,627 109,719
5.50%, 1/20/2049 253,649 255,539
5.50%, 7/20/2049 6,921 7,015
2.50%, 10/20/2050 1,094,763 930,330
1.50%, 10/20/2051 982,504 773,442
Investments
Principal
Amount Value
2.00%, 12/20/2051 $ 1,207,942 $ 985,676
4.00%, 12/20/2051 366,402 343,693
2.00%, 2/20/2052 1,241,184 1,013,140
5.50%, 12/20/2052 291,168 290,166
6.00%, 12/20/2052 950,898 962,193
6.50%, 6/20/2053 1,189,801 1,212,168
7.00%, 8/20/2053 765,311 784,244
4.00%, 10/20/2053 815,521 762,933
7.00%, 10/20/2053 205,271 210,349
7.50%, 2/20/2054 623,540 642,260
Total Mortgage-Backed Securities
(Cost $97,044,472) 92,621,003
Total Investments - 99.4%
(Cost $97,044,472) 92,621,003
Other assets less liabilities - 0.6% 550,868
NET ASSETS - 100.0% $93,171,871
Percentages shown are based on Net Assets.
Abbreviations
FHLMC  — Federal Home Loan Mortgage Corp.
FNMA  — Federal National Mortgage Association
GNMA  — Government National Mortgage Association
UMBS  — Uniform Mortgage-Backed Securities
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 444,449
Aggregate gross unrealized depreciation (5,021,514)
Net unrealized depreciation $ (4,577,065)
Federal income tax cost $ 97,198,068
Security Type % of Net Assets
Mortgage-Backed Securities 99 .4%
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).

247 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
October 31, 2024
Investments
Principal
Amount Value
CORPORATE BONDS - 98.4%
Aerospace & Defense - 1.2%
Boeing Co. (The)
2.75%, 2/1/2026 $ 50,000 $ 48,477
2.20%, 2/4/2026 500,000 481,521
2.70%, 2/1/2027 5,000 4,720
5.04%, 5/1/2027 100,000 99,631
General Dynamics Corp.
2.13%, 8/15/2026 25,000 24,061
3.50%, 4/1/2027 250,000 244,716
2.63%, 11/15/2027 25,000 23,720
HEICO Corp.
5.25%, 8/1/2028 400,000 406,119
5.35%, 8/1/2033(a) 300,000 302,555
Hexcel Corp.
4.20%, 2/15/2027(b) 200,000 195,286
Howmet Aerospace, Inc.
5.90%, 2/1/2027(a) 150,000 153,667
6.75%, 1/15/2028 150,000 158,483
3.00%, 1/15/2029(a) 400,000 372,944
Huntington Ingalls Industries, Inc.
3.48%, 12/1/2027 150,000 144,349
2.04%, 8/16/2028 150,000 135,406
4.20%, 5/1/2030 50,000 47,693
Leidos, Inc.
4.38%, 5/15/2030(a) 252,000 242,915
2.30%, 2/15/2031 500,000 426,216
5.75%, 3/15/2033(a) 380,000 393,669
Lockheed Martin Corp.
3.55%, 1/15/2026 152,000 150,117
4.50%, 2/15/2029 100,000 99,602
3.90%, 6/15/2032 140,000 132,167
5.25%, 1/15/2033 15,000 15,432
4.75%, 2/15/2034(a) 50,000 49,394
Northrop Grumman Corp.
3.25%, 1/15/2028 105,000 100,530
RTX Corp.
5.75%, 11/8/2026 25,000 25,532
3.50%, 3/15/2027 25,000 24,359
Textron, Inc.
3.65%, 3/15/2027 475,000 462,695
3.90%, 9/17/2029 200,000 191,142
3.00%, 6/1/2030(a) 400,000 361,527
6.10%, 11/15/2033 100,000 105,076
5,623,721
Banks - 24.7%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(c) 200,000 205,961
7.88%, 11/15/2034(a)(c) 400,000 447,266
6.03%, 3/13/2035(a)(c) 400,000 411,203
Banco Santander SA
5.18%, 11/19/2025 681,000 680,672
1.85%, 3/25/2026 110,000 105,434
4.25%, 4/11/2027(a) 200,000 197,060
1.72%, 9/14/2027(c) 2,000 1,882
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.7% (continued)
Banco Santander SA (continued)
5.55%, 3/14/2028(a)(c) $ 400,000 $ 404,233
2.75%, 12/3/2030 200,000 171,622
6.92%, 8/8/2033(a) 800,000 859,769
6.35%, 3/14/2034(a) 470,000 487,641
Bank of America Corp.
4.45%, 3/3/2026 25,000 24,870
4.25%, 10/22/2026 25,000 24,766
Series N, 1.66%, 3/11/2027(c) 200,000 191,610
3.56%, 4/23/2027(c) 431,000 423,262
1.73%, 7/22/2027(c) 849,000 805,874
5.93%, 9/15/2027(c) 290,000 296,147
3.25%, 10/21/2027(a) 120,000 115,759
3.82%, 1/20/2028(c) 750,000 734,760
2.55%, 2/4/2028(c) 400,000 380,742
3.71%, 4/24/2028(c) 874,000 851,635
4.38%, 4/27/2028(a)(c) 829,000 820,772
3.59%, 7/21/2028(c) 900,000 871,827
4.95%, 7/22/2028(c) 1,235,000 1,239,939
6.20%, 11/10/2028(a)(c) 429,000 446,069
3.42%, 12/20/2028(c) 800,000 767,092
3.97%, 2/7/2030(c) 525,000 505,264
3.19%, 7/23/2030(a)(c) 200,000 185,021
2.88%, 10/22/2030(a)(c) 100,000 90,775
2.50%, 2/13/2031(a)(c) 106,000 93,724
5.02%, 7/22/2033(c) 50,000 49,664
5.29%, 4/25/2034(c) 281,000 282,278
5.47%, 1/23/2035(a)(c) 50,000 50,743
5.43%, 8/15/2035(a)(c) 375,000 369,411
2.48%, 9/21/2036(a)(c) 925,000 758,727
3.85%, 3/8/2037(c) 1,075,000 963,456
Bank of Montreal
5.30%, 6/5/2026 50,000 50,546
5.37%, 6/4/2027 50,000 51,110
3.80%, 12/15/2032(c) 945,000 903,182
3.09%, 1/10/2037(a)(c) 600,000 504,692
7.70%, 5/26/2084(a)(c) 250,000 261,460
Bank of Nova Scotia (The)
4.50%, 12/16/2025 628,000 624,388
4.75%, 2/2/2026 50,000 50,059
2.15%, 8/1/2031 250,000 210,558
4.59%, 5/4/2037(c) 600,000 557,311
Series 2, 3.63%,
10/27/2081(c) 300,000 272,885
8.63%, 10/27/2082(c) 200,000 214,245
8.00%, 1/27/2084(c) 400,000 422,602
Bank OZK
2.75%, 10/1/2031(c) 201,000 161,805
BankUnited, Inc.
4.88%, 11/17/2025 400,000 398,842
5.13%, 6/11/2030 130,000 125,201
Barclays plc
5.20%, 5/12/2026 372,000 372,103

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 248
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.7% (continued)
Barclays plc (continued)
2.28%, 11/24/2027(c) $ 200,000 $ 189,642
5.67%, 3/12/2028(a)(c) 50,000 50,772
5.09%, 6/20/2030(c) 900,000 885,591
7.44%, 11/2/2033(c) 200,000 224,415
7.12%, 6/27/2034(c) 450,000 487,961
3.56%, 9/23/2035(c) 400,000 355,319
Canadian Imperial Bank of Commerce
5.00%, 4/28/2028 25,000 25,177
Citibank NA
5.57%, 4/30/2034 250,000 257,420
Citigroup, Inc.
4.60%, 3/9/2026 884,000 881,329
3.20%, 10/21/2026 303,000 294,579
4.30%, 11/20/2026 50,000 49,517
1.12%, 1/28/2027(c) 150,000 143,209
4.45%, 9/29/2027 850,000 839,460
3.89%, 1/10/2028(a)(c) 700,000 686,171
3.07%, 2/24/2028(a)(c) 960,000 924,049
4.66%, 5/24/2028(a)(c) 350,000 348,858
3.67%, 7/24/2028(c) 1,160,000 1,124,411
3.52%, 10/27/2028(c) 386,000 371,705
5.17%, 2/13/2030(c) 250,000 251,681
3.98%, 3/20/2030(c) 707,000 677,664
4.54%, 9/19/2030(c) 500,000 489,702
2.98%, 11/5/2030(c) 700,000 635,848
2.67%, 1/29/2031(c) 476,000 422,777
4.41%, 3/31/2031(a)(c) 800,000 774,488
2.56%, 5/1/2032(c) 100,000 85,578
6.63%, 6/15/2032 250,000 269,935
3.06%, 1/25/2033(a)(c) 150,000 130,346
3.79%, 3/17/2033(c) 300,000 272,632
4.91%, 5/24/2033(a)(c) 50,000 48,945
6.00%, 10/31/2033 135,000 141,083
6.27%, 11/17/2033(a)(c) 353,000 375,896
6.17%, 5/25/2034(c) 1,450,000 1,502,631
5.83%, 2/13/2035(c) 1,000,000 1,008,728
5.41%, 9/19/2039(a)(c) 350,000 338,740
Citizens Bank NA
3.75%, 2/18/2026 275,000 270,557
4.58%, 8/9/2028(a)(c) 500,000 494,720
Citizens Financial Group, Inc.
2.85%, 7/27/2026 75,000 72,283
2.64%, 9/30/2032(a) 300,000 244,453
5.64%, 5/21/2037(a)(c) 200,000 194,524
Comerica Bank
5.33%, 8/25/2033(c) 250,000 235,838
Comerica, Inc.
4.00%, 2/1/2029 733,000 697,321
5.98%, 1/30/2030(c) 450,000 455,909
Cooperatieve Rabobank UA
5.50%, 10/5/2026 250,000 254,697
4.80%, 1/9/2029 250,000 251,663
Discover Bank
4.25%, 3/13/2026(a) 250,000 248,267
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.7% (continued)
Discover Bank (continued)
3.45%, 7/27/2026 $ 502,000 $ 489,204
4.65%, 9/13/2028(a) 777,000 763,920
2.70%, 2/6/2030 303,000 267,039
Fifth Third Bancorp
3.95%, 3/14/2028 2,000 1,945
6.36%, 10/27/2028(a)(c) 455,000 471,828
6.34%, 7/27/2029(a)(c) 625,000 652,173
4.77%, 7/28/2030(c) 606,000 596,537
5.63%, 1/29/2032(c) 50,000 50,816
Fifth Third Bank NA
3.85%, 3/15/2026(a) 593,000 584,248
First Horizon Bank
5.75%, 5/1/2030 250,000 249,527
HSBC Holdings plc
4.38%, 11/23/2026 1,090,000 1,078,614
5.89%, 8/14/2027(c) 650,000 661,620
2.25%, 11/22/2027(c) 400,000 379,565
4.04%, 3/13/2028(a)(c) 1,064,000 1,042,514
5.60%, 5/17/2028(a)(c) 250,000 253,688
4.76%, 6/9/2028(a)(c) 730,000 726,512
5.21%, 8/11/2028(a)(c) 700,000 705,123
2.01%, 9/22/2028(c) 400,000 368,729
7.39%, 11/3/2028(c) 583,000 621,073
6.16%, 3/9/2029(c) 300,000 310,405
4.58%, 6/19/2029(c) 620,000 609,663
2.21%, 8/17/2029(c) 700,000 630,397
5.55%, 3/4/2030(c) 200,000 203,282
3.97%, 5/22/2030(a)(c) 1,403,000 1,336,422
2.36%, 8/18/2031(a)(c) 150,000 128,824
7.63%, 5/17/2032 125,000 141,012
2.80%, 5/24/2032(a)(c) 202,000 174,253
2.87%, 11/22/2032(c) 200,000 171,462
4.76%, 3/29/2033(a)(c) 952,000 911,069
5.40%, 8/11/2033(a)(c) 202,000 203,603
8.11%, 11/3/2033(a)(c) 850,000 979,681
6.25%, 3/9/2034(a)(c) 500,000 529,805
6.55%, 6/20/2034(a)(c) 900,000 953,869
7.40%, 11/13/2034(c) 250,000 278,982
Huntington Bancshares, Inc.
4.44%, 8/4/2028(c) 351,000 346,880
6.21%, 8/21/2029(c) 955,000 991,089
5.02%, 5/17/2033(c) 250,000 242,012
5.71%, 2/2/2035(c) 350,000 354,031
2.49%, 8/15/2036(c) 250,000 201,076
Huntington National Bank (The)
4.55%, 5/17/2028(c) 500,000 496,532
5.65%, 1/10/2030 344,000 351,353
ING Groep NV
1.73%, 4/1/2027(c) 112,000 107,134
6.08%, 9/11/2027(a)(c) 600,000 613,066
4.02%, 3/28/2028(c) 600,000 587,813
5.55%, 3/19/2035(c) 45,000 45,458
JPMorgan Chase & Co.
1.05%, 11/19/2026(a)(c) 290,000 278,539

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
249 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.7% (continued)
JPMorgan Chase & Co. (continued)
4.13%, 12/15/2026 $ 12,000 $ 11,880
3.96%, 1/29/2027(c) 250,000 247,454
1.58%, 4/22/2027(c) 1,432,000 1,366,354
1.47%, 9/22/2027(a)(c) 550,000 517,372
4.25%, 10/1/2027 50,000 49,581
6.07%, 10/22/2027(a)(c) 250,000 256,394
5.04%, 1/23/2028(c) 250,000 251,342
3.78%, 2/1/2028(c) 453,000 443,330
2.95%, 2/24/2028(c) 250,000 240,004
5.57%, 4/22/2028(a)(c) 200,000 203,572
4.32%, 4/26/2028(c) 302,000 298,914
3.54%, 5/1/2028(c) 385,000 373,730
2.18%, 6/1/2028(c) 315,000 295,025
4.98%, 7/22/2028(c) 350,000 351,670
4.85%, 7/25/2028(c) 368,000 368,511
4.01%, 4/23/2029(c) 502,000 488,595
2.07%, 6/1/2029(c) 200,000 181,766
4.20%, 7/23/2029(a)(c) 303,000 296,247
5.30%, 7/24/2029(a)(c) 450,000 456,680
6.09%, 10/23/2029(c) 290,000 302,496
4.45%, 12/5/2029(c) 353,000 347,310
5.01%, 1/23/2030(c) 320,000 321,255
5.58%, 4/22/2030(c) 625,000 641,105
3.70%, 5/6/2030(c) 765,000 727,457
4.57%, 6/14/2030(c) 400,000 394,228
5.00%, 7/22/2030(c) 600,000 601,928
8.75%, 9/1/2030 135,000 160,796
2.74%, 10/15/2030(a)(c) 275,000 248,741
4.49%, 3/24/2031(a)(c) 100,000 97,951
2.96%, 5/13/2031(a)(c) 853,000 764,653
2.58%, 4/22/2032(a)(c) 310,000 268,609
2.96%, 1/25/2033(c) 250,000 218,341
4.59%, 4/26/2033(a)(c) 163,000 158,284
5.72%, 9/14/2033(a)(c) 1,025,000 1,055,332
5.35%, 6/1/2034(a)(c) 325,000 328,746
6.25%, 10/23/2034(c) 300,000 322,374
KeyBank NA
3.40%, 5/20/2026(a) 305,000 296,825
5.85%, 11/15/2027 555,000 568,515
3.90%, 4/13/2029(a) 250,000 234,402
4.90%, 8/8/2032 350,000 334,172
KeyCorp
2.25%, 4/6/2027 353,000 331,525
4.10%, 4/30/2028 135,000 131,207
2.55%, 10/1/2029 5,000 4,453
6.40%, 3/6/2035(c) 50,000 52,759
Lloyds Banking Group plc
3.75%, 3/18/2028(c) 300,000 292,173
M&T Bank Corp.
4.55%, 8/16/2028(a)(c) 371,000 366,747
7.41%, 10/30/2029(a)(c) 800,000 861,221
6.08%, 3/13/2032(a)(c) 195,000 201,534
5.05%, 1/27/2034(c) 525,000 506,328
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.7% (continued)
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025 $ 250,000 $ 251,399
4.65%, 1/27/2026 515,000 512,958
3.40%, 8/17/2027 353,000 338,493
4.70%, 1/27/2028(a) 502,000 497,366
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/2/2028(a) 25,000 24,505
3.74%, 3/7/2029 200,000 193,080
5.44%, 2/22/2034(c) 200,000 205,418
5.43%, 4/17/2035(a)(c) 50,000 50,825
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 250,000 210,638
Morgan Stanley Bank NA
4.95%, 1/14/2028(c) 375,000 376,549
5.50%, 5/26/2028(c) 500,000 508,673
National Australia Bank Ltd.
4.94%, 1/12/2028(a) 250,000 253,098
National Bank of Canada
5.60%, 7/2/2027(a)(c) 250,000 252,860
5.60%, 12/18/2028 250,000 256,736
4.50%, 10/10/2029(a) 550,000 538,950
NatWest Group plc
3.07%, 5/22/2028(c) 225,000 215,303
5.52%, 9/30/2028(c) 350,000 355,391
5.08%, 1/27/2030(c) 193,000 192,389
4.45%, 5/8/2030(c) 285,000 276,671
6.48%, 6/1/2034(a)(c) 600,000 620,527
3.03%, 11/28/2035(c) 500,000 433,619
PNC Bank NA
4.05%, 7/26/2028 200,000 194,966
PNC Financial Services Group, Inc. (The)
1.15%, 8/13/2026 250,000 235,227
5.35%, 12/2/2028(c) 30,000 30,481
4.81%, 10/21/2032(c) 500,000 490,206
4.63%, 6/6/2033(c) 50,000 47,824
Regions Financial Corp.
1.80%, 8/12/2028(a) 510,000 453,934
5.72%, 6/6/2030(c) 150,000 152,278
5.50%, 9/6/2035(c) 250,000 247,733
Royal Bank of Canada
4.88%, 1/12/2026 50,000 50,196
0.88%, 1/20/2026 50,000 47,844
4.65%, 1/27/2026 400,000 398,381
4.90%, 1/12/2028 350,000 352,181
2.30%, 11/3/2031 75,000 63,843
7.50%, 5/2/2084(a)(c) 400,000 420,593
Santander Holdings USA, Inc.
3.24%, 10/5/2026 400,000 386,419
4.40%, 7/13/2027 12,000 11,833
2.49%, 1/6/2028(a)(c) 900,000 848,574
6.50%, 3/9/2029(c) 395,000 407,091
6.57%, 6/12/2029(a)(c) 150,000 155,582
5.35%, 9/6/2030(a)(c) 700,000 692,784
6.34%, 5/31/2035(c) 250,000 255,263

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 250
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.7% (continued)
Santander UK Group Holdings plc
1.67%, 6/14/2027(c) $ 200,000 $ 189,323
2.47%, 1/11/2028(c) 200,000 188,513
3.82%, 11/3/2028(a)(c) 250,000 240,991
6.53%, 1/10/2029(c) 500,000 519,888
Sumitomo Mitsui Financial Group, Inc.
5.42%, 7/9/2031(a) 400,000 408,513
5.81%, 9/14/2033(a) 200,000 210,440
Synovus Bank
5.63%, 2/15/2028 350,000 348,095
Toronto-Dominion Bank (The)
1.20%, 6/3/2026(a) 75,000 70,991
5.53%, 7/17/2026 50,000 50,676
4.11%, 6/8/2027 25,000 24,667
4.69%, 9/15/2027 75,000 74,882
5.16%, 1/10/2028(a) 50,000 50,533
2.00%, 9/10/2031 25,000 20,910
3.63%, 9/15/2031(c) 905,000 879,310
5.15%, 9/10/2034(a)(c) 250,000 244,920
8.13%, 10/31/2082(c) 755,000 795,510
7.25%, 7/31/2084(c) 200,000 204,692
Truist Bank
4.05%, 11/3/2025(a) 75,000 74,554
3.30%, 5/15/2026 230,000 224,592
3.80%, 10/30/2026(a) 610,000 597,802
2.25%, 3/11/2030(a) 250,000 215,488
Truist Financial Corp.
1.27%, 3/2/2027(c) 4,000 3,813
6.05%, 6/8/2027(c) 550,000 560,312
4.12%, 6/6/2028(c) 700,000 688,073
4.87%, 1/26/2029(c) 25,000 24,906
3.88%, 3/19/2029 850,000 809,805
7.16%, 10/30/2029(c) 775,000 830,800
5.44%, 1/24/2030(c) 325,000 328,899
1.95%, 6/5/2030 2,000 1,710
4.92%, 7/28/2033(c) 650,000 619,974
6.12%, 10/28/2033(c) 300,000 314,262
5.12%, 1/26/2034(c) 400,000 392,009
5.87%, 6/8/2034(c) 544,000 559,398
5.71%, 1/24/2035(c) 1,050,000 1,069,015
US Bancorp
3.95%, 11/17/2025 25,000 24,832
Series X, 3.15%, 4/27/2027 75,000 72,628
3.90%, 4/26/2028 290,000 281,545
4.55%, 7/22/2028(c) 200,000 198,798
4.65%, 2/1/2029(c) 100,000 99,394
1.38%, 7/22/2030 55,000 45,611
4.97%, 7/22/2033(a)(c) 151,000 146,179
2.49%, 11/3/2036(c) 100,000 81,838
Wachovia Corp.
7.57%, 8/1/2026(b) 165,000 172,349
Webster Financial Corp.
4.10%, 3/25/2029 115,000 109,293
Wells Fargo & Co.
3.20%, 6/17/2027(c) 350,000 341,276
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.7% (continued)
Wells Fargo & Co. (continued)
3.53%, 3/24/2028(c) $ 305,000 $ 296,032
5.71%, 4/22/2028(a)(c) 250,000 254,851
3.58%, 5/22/2028(c) 250,000 242,377
2.39%, 6/2/2028(c) 725,000 681,873
4.81%, 7/25/2028(c) 250,000 249,725
4.15%, 1/24/2029 100,000 97,538
5.57%, 7/25/2029(c) 100,000 102,120
6.30%, 10/23/2029(c) 100,000 104,794
2.88%, 10/30/2030(c) 225,000 203,977
2.57%, 2/11/2031(c) 150,000 133,059
Wells Fargo Bank NA
5.25%, 12/11/2026 100,000 101,485
Westpac Banking Corp.
5.51%, 11/17/2025 50,000 50,544
2.85%, 5/13/2026 100,000 97,711
1.15%, 6/3/2026(a) 400,000 380,133
3.35%, 3/8/2027 25,000 24,416
3.40%, 1/25/2028 25,000 24,117
5.54%, 11/17/2028 50,000 51,901
1.95%, 11/20/2028(a) 200,000 180,946
5.05%, 4/16/2029 25,000 25,447
2.65%, 1/16/2030(a) 50,000 45,379
2.15%, 6/3/2031 100,000 85,943
4.32%, 11/23/2031(a)(c) 454,000 446,998
5.41%, 8/10/2033(a)(c) 490,000 491,503
6.82%, 11/17/2033(a) 250,000 276,308
4.11%, 7/24/2034(a)(c) 904,000 855,841
2.67%, 11/15/2035(c) 650,000 555,356
3.02%, 11/18/2036(c) 600,000 512,487
Wintrust Financial Corp.
4.85%, 6/6/2029 150,000 142,461
Zions Bancorp NA
3.25%, 10/29/2029 252,000 221,376
112,324,073
Beverages - 1.5%
Coca-Cola Co. (The)
2.13%, 9/6/2029(a) 500,000 450,419
3.45%, 3/25/2030(a) 303,000 287,961
1.65%, 6/1/2030 550,000 472,335
2.00%, 3/5/2031(a) 350,000 301,450
1.38%, 3/15/2031(a) 400,000 329,965
5.00%, 5/13/2034 450,000 457,079
4.65%, 8/14/2034(a) 250,000 246,174
Constellation Brands, Inc.
4.40%, 11/15/2025 200,000 199,029
4.75%, 12/1/2025 250,000 249,520
3.70%, 12/6/2026(a) 35,000 34,304
3.50%, 5/9/2027(a) 250,000 242,893
4.35%, 5/9/2027 250,000 247,944
3.60%, 2/15/2028(a) 350,000 337,286
4.65%, 11/15/2028(a) 250,000 248,127
4.80%, 1/15/2029(a) 150,000 149,903
3.15%, 8/1/2029 402,000 373,034
2.88%, 5/1/2030 300,000 270,065

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
251 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 1.5% (continued)
Constellation Brands, Inc. (continued)
2.25%, 8/1/2031(a) $ 350,000 $ 294,814
4.75%, 5/9/2032(a) 250,000 245,159
4.90%, 5/1/2033(a) 174,000 170,854
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/2027 200,000 201,270
4.55%, 2/16/2029(a) 100,000 99,824
4.70%, 2/16/2034(a) 150,000 148,113
PepsiCo, Inc.
2.63%, 3/19/2027(a) 100,000 96,034
7.00%, 3/1/2029 100,000 110,036
2.63%, 7/29/2029 50,000 46,020
2.75%, 3/19/2030(a) 300,000 273,636
1.63%, 5/1/2030 100,000 85,493
1.95%, 10/21/2031(a) 30,000 25,232
3.90%, 7/18/2032 50,000 47,509
6,741,482
Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 11/21/2029 67,000 62,628
Biogen, Inc.
2.25%, 5/1/2030 150,000 130,267
Gilead Sciences, Inc.
3.65%, 3/1/2026(a) 200,000 197,497
2.95%, 3/1/2027(a) 25,000 24,136
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030(a) 515,000 432,569
847,097
Broadline Retail - 0.1%
eBay, Inc.
1.40%, 5/10/2026(a) 250,000 237,902
3.60%, 6/5/2027 250,000 244,491
482,393
Building Products - 0.8%
Allegion plc
3.50%, 10/1/2029 152,000 142,248
Carlisle Cos., Inc.
3.75%, 12/1/2027 300,000 291,699
2.75%, 3/1/2030(a) 275,000 247,367
2.20%, 3/1/2032 250,000 206,807
Lennox International, Inc.
5.50%, 9/15/2028 400,000 409,570
Masco Corp.
3.50%, 11/15/2027 150,000 144,625
1.50%, 2/15/2028(a) 201,000 181,157
2.00%, 10/1/2030 250,000 212,177
2.00%, 2/15/2031(a) 250,000 211,051
Trane Technologies Financing Ltd.
3.50%, 3/21/2026(a) 252,000 248,245
3.80%, 3/21/2029(a) 812,000 784,398
5.25%, 3/3/2033 130,000 132,900
5.10%, 6/13/2034 190,000 192,116
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028 250,000 242,650
3,647,010
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.8%
Affiliated Managers Group, Inc.
3.30%, 6/15/2030 $ 150,000 $ 136,173
5.50%, 8/20/2034 150,000 147,982
Ameriprise Financial, Inc.
5.70%, 12/15/2028 250,000 260,628
5.15%, 5/15/2033 175,000 176,979
Apollo Debt Solutions BDC
6.90%, 4/13/2029(d) 525,000 536,065
6.70%, 7/29/2031(d) 180,000 182,542
Ares Capital Corp.
3.88%, 1/15/2026 150,000 147,480
2.15%, 7/15/2026 50,000 47,423
7.00%, 1/15/2027 5,000 5,167
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 227,000 214,132
Bank of New York Mellon Corp. (The)
4.95%, 4/26/2027(c) 250,000 251,195
3.30%, 8/23/2029 50,000 46,700
5.19%, 3/14/2035(a)(c) 50,000 50,154
Blackrock, Inc.
3.25%, 4/30/2029 400,000 380,037
4.75%, 5/25/2033 100,000 99,571
Blackstone Private Credit Fund
2.63%, 12/15/2026 452,000 425,778
3.25%, 3/15/2027(a) 650,000 615,633
7.30%, 11/27/2028(d) 150,000 157,442
4.00%, 1/15/2029 775,000 730,285
5.95%, 7/16/2029(d) 200,000 200,976
6.25%, 1/25/2031(d) 175,000 177,113
Blackstone Secured Lending Fund
3.63%, 1/15/2026 410,000 400,791
2.75%, 9/16/2026 252,000 240,073
2.13%, 2/15/2027(a) 302,000 279,554
5.88%, 11/15/2027 150,000 151,842
5.35%, 4/13/2028 550,000 546,015
2.85%, 9/30/2028(a) 300,000 271,069
Blue Owl Capital Corp.
4.25%, 1/15/2026 400,000 393,683
3.40%, 7/15/2026 440,000 423,901
2.63%, 1/15/2027(a) 150,000 140,379
5.95%, 3/15/2029 400,000 401,204
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 150,000 142,907
4.70%, 2/8/2027(a) 350,000 341,304
7.75%, 9/16/2027(a) 350,000 364,598
7.95%, 6/13/2028(a) 50,000 52,730
7.75%, 1/15/2029(a) 250,000 263,423
6.60%, 9/15/2029(d) 250,000 253,072
6.65%, 3/15/2031 50,000 50,345
Blue Owl Finance LLC
6.25%, 4/18/2034 250,000 257,004
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027 205,000 189,935
Blue Owl Technology Finance Corp. II
6.75%, 4/4/2029(d) 300,000 298,525

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 252
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.8% (continued)
Brookfield Finance I UK plc
2.34%, 1/30/2032(a) $ 25,000 $ 20,894
Brookfield Finance, Inc.
4.85%, 3/29/2029 100,000 99,984
4.35%, 4/15/2030 50,000 48,558
6.35%, 1/5/2034 100,000 107,052
Cboe Global Markets, Inc.
3.65%, 1/12/2027 151,000 148,183
1.63%, 12/15/2030 51,000 42,338
Charles Schwab Corp. (The)
5.85%, 5/19/2034(a)(c) 50,000 52,026
6.14%, 8/24/2034(a)(c) 50,000 53,051
CI Financial Corp.
3.20%, 12/17/2030(a) 150,000 127,071
Credit Suisse USA LLC
7.13%, 7/15/2032 50,000 56,034
Deutsche Bank AG
2.13%, 11/24/2026(c) 150,000 145,322
7.15%, 7/13/2027(a)(c) 400,000 412,974
2.31%, 11/16/2027(c) 800,000 756,934
2.55%, 1/7/2028(c) 500,000 472,718
5.71%, 2/8/2028(c) 200,000 202,112
5.88%, 7/8/2031(c) 200,000 199,859
3.73%, 1/14/2032(c) 850,000 749,419
4.88%, 12/1/2032(c) 553,000 537,489
3.74%, 1/7/2033(c) 550,000 473,603
7.08%, 2/10/2034(c) 800,000 839,173
FactSet Research Systems, Inc.
2.90%, 3/1/2027 200,000 191,807
3.45%, 3/1/2032 250,000 223,255
Franklin BSP Capital Corp.
7.20%, 6/15/2029(a)(d) 150,000 151,349
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026 200,000 195,257
5.95%, 1/15/2027 50,000 51,284
3.85%, 1/26/2027 125,000 122,587
4.48%, 8/23/2028(c) 100,000 99,236
3.81%, 4/23/2029(c) 120,000 115,681
4.22%, 5/1/2029(c) 170,000 166,126
2.60%, 2/7/2030 100,000 89,371
3.80%, 3/15/2030 120,000 113,559
5.73%, 4/25/2030(c) 200,000 205,626
5.05%, 7/23/2030(a)(c) 620,000 621,432
1.99%, 1/27/2032(c) 120,000 100,099
2.38%, 7/21/2032(a)(c) 193,000 162,686
2.65%, 10/21/2032(c) 150,000 127,922
6.13%, 2/15/2033 50,000 54,331
3.10%, 2/24/2033(a)(c) 150,000 130,984
5.85%, 4/25/2035(c) 100,000 103,612
5.33%, 7/23/2035(a)(c) 150,000 149,831
5.02%, 10/23/2035(c) 200,000 195,281
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034(d) 150,000 145,507
LPL Holdings, Inc.
5.70%, 5/20/2027(a) 300,000 304,564
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.8% (continued)
LPL Holdings, Inc. (continued)
6.75%, 11/17/2028 $ 200,000 $ 210,804
6.00%, 5/20/2034(a) 150,000 153,029
Moody's Corp.
3.25%, 1/15/2028 190,000 183,192
4.25%, 2/1/2029 252,000 248,321
2.00%, 8/19/2031 653,000 547,420
4.25%, 8/8/2032 225,000 215,370
5.00%, 8/5/2034(a) 100,000 99,384
Morgan Stanley
3.13%, 7/27/2026 110,000 107,279
4.35%, 9/8/2026 25,000 24,828
0.99%, 12/10/2026(a)(c) 100,000 95,784
3.63%, 1/20/2027 75,000 73,594
1.51%, 7/20/2027(a)(c) 59,000 55,827
2.48%, 1/21/2028(c) 50,000 47,597
5.65%, 4/13/2028(c) 150,000 152,995
6.30%, 10/18/2028(c) 160,000 166,698
3.77%, 1/24/2029(c) 47,000 45,476
5.16%, 4/20/2029(a)(c) 185,000 186,576
5.45%, 7/20/2029(c) 13,000 13,251
6.41%, 11/1/2029(c) 100,000 105,301
5.17%, 1/16/2030(c) 100,000 100,865
4.43%, 1/23/2030(c) 213,000 208,759
5.66%, 4/18/2030(a)(c) 150,000 153,983
5.04%, 7/19/2030(c) 500,000 501,573
4.65%, 10/18/2030(c) 600,000 591,725
2.70%, 1/22/2031(c) 170,000 152,099
3.62%, 4/1/2031(a)(c) 50,000 46,793
1.93%, 4/28/2032(c) 120,000 99,133
2.24%, 7/21/2032(c) 146,000 122,160
2.51%, 10/20/2032(c) 86,000 72,943
2.94%, 1/21/2033(c) 50,000 43,440
4.89%, 7/20/2033(c) 5,000 4,920
6.34%, 10/18/2033(c) 153,000 164,665
5.25%, 4/21/2034(c) 132,000 132,196
5.42%, 7/21/2034(a)(c) 150,000 151,546
6.63%, 11/1/2034(c) 36,000 39,469
5.47%, 1/18/2035(a)(c) 100,000 101,305
5.83%, 4/19/2035(c) 150,000 155,898
5.32%, 7/19/2035(a)(c) 450,000 451,696
Morgan Stanley Direct Lending Fund
6.15%, 5/17/2029(d) 100,000 99,712
Nasdaq, Inc.
3.85%, 6/30/2026(a) 150,000 147,914
5.35%, 6/28/2028 100,000 102,091
5.55%, 2/15/2034 420,000 429,213
Nomura Holdings, Inc.
5.59%, 7/2/2027 50,000 50,797
6.07%, 7/12/2028 200,000 206,859
2.68%, 7/16/2030 200,000 175,062
5.78%, 7/3/2034 100,000 101,927
S&P Global, Inc.
2.95%, 1/22/2027(a) 250,000 242,016
2.45%, 3/1/2027 600,000 572,459

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
253 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.8% (continued)
S&P Global, Inc. (continued)
2.70%, 3/1/2029(a) $ 577,000 $ 533,158
4.25%, 5/1/2029(a) 850,000 835,098
2.50%, 12/1/2029 250,000 225,499
1.25%, 8/15/2030 200,000 165,797
2.90%, 3/1/2032 525,000 462,419
State Street Corp.
4.53%, 2/20/2029(c) 75,000 74,495
2.40%, 1/24/2030 25,000 22,308
Stifel Financial Corp.
4.00%, 5/15/2030 196,000 184,889
TPG Operating Group II LP
5.88%, 3/5/2034 25,000 25,904
UBS AG
1.25%, 6/1/2026 250,000 237,419
1.25%, 8/7/2026(a) 204,000 192,534
30,933,454
Chemicals - 0.9%
Celanese US Holdings LLC
6.33%, 7/15/2029 150,000 155,133
CF Industries, Inc.
5.15%, 3/15/2034 150,000 147,133
Huntsman International LLC
4.50%, 5/1/2029(a) 150,000 144,084
LYB International Finance II BV
3.50%, 3/2/2027(a) 160,000 155,388
LYB International Finance III LLC
5.50%, 3/1/2034 300,000 301,027
NewMarket Corp.
2.70%, 3/18/2031 200,000 172,513
PPG Industries, Inc.
1.20%, 3/15/2026 250,000 238,216
3.75%, 3/15/2028 250,000 242,723
Rohm and Haas Co.
7.85%, 7/15/2029 100,000 111,306
RPM International, Inc.
4.55%, 3/1/2029(a) 350,000 345,719
2.95%, 1/15/2032(a) 100,000 87,546
Sherwin-Williams Co. (The)
3.95%, 1/15/2026 525,000 520,305
3.45%, 6/1/2027 475,000 461,388
2.95%, 8/15/2029(a) 851,000 784,502
2.30%, 5/15/2030 250,000 219,356
4.80%, 9/1/2031(a) 150,000 148,392
4,234,731
Commercial Services & Supplies - 0.8%
Cintas Corp. No. 2
3.70%, 4/1/2027 500,000 490,873
4.00%, 5/1/2032 265,000 251,998
RELX Capital, Inc.
4.00%, 3/18/2029 902,000 877,480
3.00%, 5/22/2030 352,000 321,796
4.75%, 5/20/2032(a) 200,000 198,570
Republic Services, Inc.
3.38%, 11/15/2027 100,000 96,719
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.8% (continued)
Republic Services, Inc. (continued)
3.95%, 5/15/2028 $ 101,000 $ 98,784
4.88%, 4/1/2029(a) 150,000 150,875
2.30%, 3/1/2030 200,000 177,000
1.45%, 2/15/2031 2,000 1,639
Veralto Corp.
5.50%, 9/18/2026 150,000 151,965
5.35%, 9/18/2028 275,000 280,085
5.45%, 9/18/2033 50,000 50,758
Waste Connections, Inc.
5.00%, 3/1/2034 150,000 148,867
Waste Management, Inc.
0.75%, 11/15/2025 32,000 30,745
1.15%, 3/15/2028 20,000 17,892
4.88%, 2/15/2029 150,000 151,804
1.50%, 3/15/2031 26,000 21,447
3,519,297
Communications Equipment - 0.8%
Cisco Systems, Inc.
4.85%, 2/26/2029(a) 475,000 480,899
4.95%, 2/26/2031 150,000 151,967
5.05%, 2/26/2034(a) 75,000 76,138
Juniper Networks, Inc.
1.20%, 12/10/2025(a) 100,000 95,946
3.75%, 8/15/2029 251,000 236,965
2.00%, 12/10/2030(a) 200,000 166,852
Motorola Solutions, Inc.
4.60%, 2/23/2028(a) 351,000 349,766
5.00%, 4/15/2029 250,000 251,863
4.60%, 5/23/2029 378,000 374,625
2.30%, 11/15/2030 302,000 259,727
2.75%, 5/24/2031(a) 400,000 349,582
5.60%, 6/1/2032(a) 250,000 258,009
5.40%, 4/15/2034(a) 400,000 405,551
Nokia OYJ
4.38%, 6/12/2027 175,000 171,735
3,629,625
Construction Materials - 0.0%(e)
Eagle Materials, Inc.
2.50%, 7/1/2031(a) 50,000 43,189
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030 10,000 8,887
2.40%, 7/15/2031 3,000 2,569
Vulcan Materials Co.
3.50%, 6/1/2030 175,000 162,929
217,574
Consumer Finance - 1.2%
AerCap Ireland Capital DAC
5.75%, 6/6/2028 150,000 153,906
5.30%, 1/19/2034(a) 150,000 149,051
American Express Co.
1.65%, 11/4/2026 100,000 94,388
2.55%, 3/4/2027 120,000 114,597
3.30%, 5/3/2027 200,000 193,874
5.39%, 7/28/2027(c) 200,000 202,098

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 254
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 1.2% (continued)
American Express Co. (continued)
5.10%, 2/16/2028(a)(c) $ 405,000 $ 408,204
5.04%, 7/26/2028(c) 50,000 50,342
5.53%, 4/25/2030(c) 900,000 922,922
4.99%, 5/26/2033(c) 328,000 324,021
4.42%, 8/3/2033(c) 100,000 96,089
5.04%, 5/1/2034(a)(c) 100,000 99,735
5.63%, 7/28/2034(a)(c) 235,000 239,042
5.92%, 4/25/2035(c) 250,000 258,002
Caterpillar Financial Services Corp.
4.35%, 5/15/2026 35,000 34,991
1.15%, 9/14/2026 25,000 23,586
5.00%, 5/14/2027 40,000 40,587
Discover Financial Services
4.50%, 1/30/2026 25,000 24,864
Synchrony Financial
3.70%, 8/4/2026(a) 220,000 214,631
3.95%, 12/1/2027 705,000 677,352
5.15%, 3/19/2029(a) 762,000 749,791
2.88%, 10/28/2031 375,000 312,916
5,384,989
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.
1.38%, 6/20/2027 625,000 579,012
1.60%, 4/20/2030(a) 900,000 770,619
1.75%, 4/20/2032(a) 320,000 262,287
Kroger Co. (The)
3.50%, 2/1/2026 50,000 49,311
2.65%, 10/15/2026(a) 150,000 144,358
Series B, 7.70%, 6/1/2029 100,000 110,851
7.50%, 4/1/2031 150,000 170,884
Sysco Corp.
3.30%, 7/15/2026(a) 225,000 219,886
3.25%, 7/15/2027(a) 430,000 414,594
5.75%, 1/17/2029(a) 100,000 103,566
2.40%, 2/15/2030 120,000 106,107
5.95%, 4/1/2030 245,000 257,041
2.45%, 12/14/2031(a) 100,000 84,898
6.00%, 1/17/2034 125,000 132,804
3,406,218
Containers & Packaging - 0.3%
Amcor Finance USA, Inc.
3.63%, 4/28/2026(a) 175,000 171,830
4.50%, 5/15/2028 12,000 11,792
Amcor Flexibles North America, Inc.
2.63%, 6/19/2030 50,000 44,014
AptarGroup, Inc.
3.60%, 3/15/2032(a) 195,000 175,782
Avery Dennison Corp.
4.88%, 12/6/2028(a) 156,000 156,275
2.65%, 4/30/2030(a) 100,000 89,016
2.25%, 2/15/2032 250,000 207,154
5.75%, 3/15/2033 200,000 208,081
Packaging Corp. of America
3.00%, 12/15/2029 278,000 255,700
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 0.3% (continued)
Packaging Corp. of America (continued)
5.70%, 12/1/2033(a) $ 250,000 $ 259,173
1,578,817
Distributors - 0.2%
Genuine Parts Co.
2.75%, 2/1/2032 175,000 148,791
LKQ Corp.
5.75%, 6/15/2028(a) 600,000 611,914
760,705
Diversified REITs - 1.2%
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031 150,000 124,621
GLP Capital LP
REIT, 5.38%, 4/15/2026 578,000 578,320
REIT, 5.75%, 6/1/2028 650,000 660,180
REIT, 5.30%, 1/15/2029(a) 400,000 398,409
REIT, 4.00%, 1/15/2030(a) 315,000 292,522
REIT, 4.00%, 1/15/2031 400,000 367,761
REIT, 3.25%, 1/15/2032 355,000 306,675
REIT, 6.75%, 12/1/2033 150,000 160,247
Rayonier LP
REIT, 2.75%, 5/17/2031 250,000 214,637
Store Capital LLC
REIT, 4.50%, 3/15/2028(a) 170,000 164,843
REIT, 4.63%, 3/15/2029 141,000 135,454
VICI Properties LP
REIT, 4.75%, 2/15/2028 505,000 500,569
REIT, 4.95%, 2/15/2030(a) 403,000 395,663
REIT, 5.13%, 5/15/2032 740,000 724,681
REIT, 5.75%, 4/1/2034 250,000 253,933
WP Carey, Inc.
REIT, 3.85%, 7/15/2029 50,000 47,787
5,326,302
Diversified Telecommunication Services - 0.5%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 1,050,000 1,236,310
Koninklijke KPN NV
8.38%, 10/1/2030 251,000 294,246
Sprint Capital Corp.
6.88%, 11/15/2028 685,000 734,626
8.75%, 3/15/2032 125,000 151,130
2,416,312
Electric Utilities - 1.5%
American Electric Power Co., Inc.
Series N, 1.00%, 11/1/2025 110,000 105,988
3.88%, 2/15/2062(a)(c) 91,000 85,848
Appalachian Power Co.
5.65%, 4/1/2034 100,000 102,164
Duke Energy Corp.
3.25%, 1/15/2082(a)(c) 101,000 93,269
Enel Chile SA
4.88%, 6/12/2028 675,000 668,765
Fortis, Inc.
3.06%, 10/4/2026 550,000 532,789

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
255 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 1.5% (continued)
ITC Holdings Corp.
3.25%, 6/30/2026 $ 450,000 $ 438,574
Kentucky Utilities Co.
Series KENT, 5.45%,
4/15/2033 50,000 51,385
Louisville Gas and Electric Co.
Series LOU, 5.45%,
4/15/2033 50,000 51,372
MidAmerican Energy Co.
3.10%, 5/1/2027 125,000 121,122
3.65%, 4/15/2029(a) 603,000 578,425
6.75%, 12/30/2031 50,000 55,967
5.35%, 1/15/2034 250,000 256,575
Nevada Power Co.
Series CC, 3.70%, 5/1/2029 702,000 673,030
Series DD, 2.40%, 5/1/2030 200,000 176,514
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(a)(c) 100,000 104,713
4.80%, 12/1/2077(c) 61,000 58,188
5.65%, 5/1/2079(c) 97,000 95,964
3.80%, 3/15/2082(c) 110,000 103,689
PacifiCorp
5.10%, 2/15/2029(a) 150,000 151,830
3.50%, 6/15/2029 150,000 142,000
2.70%, 9/15/2030 150,000 132,604
5.30%, 2/15/2031(a) 250,000 253,620
5.45%, 2/15/2034(a) 640,000 644,298
Sierra Pacific Power Co.
2.60%, 5/1/2026(a) 200,000 194,319
Southern Co. (The)
Series A, 3.70%, 4/30/2030 5,000 4,714
5.20%, 6/15/2033 75,000 75,309
5.70%, 3/15/2034 250,000 259,877
Series B, 4.00%, 1/15/2051(c) 542,000 530,572
Series 21-A, 3.75%,
9/15/2051(a)(c) 300,000 288,389
7,031,873
Electrical Equipment - 0.1%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030(a) 250,000 214,078
Hubbell, Inc.
3.35%, 3/1/2026 351,000 344,143
3.50%, 2/15/2028 100,000 96,180
654,401
Electronic Equipment, Instruments & Components - 2.4%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027 150,000 144,863
5.41%, 7/1/2032(a) 100,000 101,406
5.60%, 5/29/2034(a) 100,000 102,175
Amphenol Corp.
4.75%, 3/30/2026 250,000 250,507
5.05%, 4/5/2027(a) 150,000 151,558
5.05%, 4/5/2029(a) 250,000 252,782
4.35%, 6/1/2029 643,000 633,415
2.80%, 2/15/2030(a) 361,000 326,988
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.4%
(continued)
Amphenol Corp. (continued)
2.20%, 9/15/2031(a) $ 350,000 $ 294,846
5.25%, 4/5/2034(a) 150,000 151,912
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 115,000 111,072
5.15%, 8/21/2029 550,000 547,478
Avnet, Inc.
4.63%, 4/15/2026(a) 176,000 174,998
6.25%, 3/15/2028 100,000 103,298
3.00%, 5/15/2031 150,000 128,866
CDW LLC
2.67%, 12/1/2026 454,000 433,184
4.25%, 4/1/2028(a) 402,000 391,438
3.28%, 12/1/2028(a) 207,000 192,535
3.25%, 2/15/2029 350,000 323,205
5.10%, 3/1/2030(a) 100,000 99,401
3.57%, 12/1/2031(a) 400,000 358,316
5.55%, 8/22/2034(a) 250,000 248,735
Flex Ltd.
3.75%, 2/1/2026(a) 180,000 177,090
6.00%, 1/15/2028(a) 130,000 133,250
4.88%, 6/15/2029(a) 200,000 197,437
4.88%, 5/12/2030 62,000 60,684
Jabil, Inc.
1.70%, 4/15/2026 250,000 238,424
4.25%, 5/15/2027 150,000 147,678
3.95%, 1/12/2028 130,000 126,020
3.60%, 1/15/2030(a) 200,000 184,938
3.00%, 1/15/2031 50,000 44,080
Keysight Technologies, Inc.
4.60%, 4/6/2027(a) 350,000 349,907
3.00%, 10/30/2029 300,000 273,989
4.95%, 10/15/2034 550,000 534,034
TD SYNNEX Corp.
1.75%, 8/9/2026 150,000 141,980
2.38%, 8/9/2028(a) 102,000 92,757
2.65%, 8/9/2031(a) 120,000 100,886
6.10%, 4/12/2034 200,000 206,773
Teledyne Technologies, Inc.
1.60%, 4/1/2026 200,000 191,337
2.25%, 4/1/2028 257,000 237,045
2.75%, 4/1/2031 500,000 442,373
Tyco Electronics Group SA
4.50%, 2/13/2026 200,000 199,761
3.70%, 2/15/2026 131,000 129,227
3.13%, 8/15/2027 350,000 337,333
2.50%, 2/4/2032 225,000 194,301
Vontier Corp.
2.40%, 4/1/2028 352,000 318,852
2.95%, 4/1/2031 225,000 193,265
10,776,399
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
3.34%, 12/15/2027 76,000 73,163

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 256
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 0.1% (continued)
Baker Hughes Holdings LLC (continued)
3.14%, 11/7/2029 $ 100,000 $ 92,655
Halliburton Co.
2.92%, 3/1/2030(a) 25,000 22,672
Helmerich & Payne, Inc.
2.90%, 9/29/2031 500,000 419,172
607,662
Entertainment - 1.0%
Electronic Arts, Inc.
4.80%, 3/1/2026 200,000 200,195
1.85%, 2/15/2031 300,000 251,617
Netflix, Inc.
4.38%, 11/15/2026(a) 350,000 349,641
4.88%, 4/15/2028(a) 1,150,000 1,156,906
5.88%, 11/15/2028 1,285,000 1,342,350
6.38%, 5/15/2029 350,000 373,968
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026(a) 200,000 200,669
3.70%, 4/14/2027(a) 150,000 146,507
4.95%, 3/28/2028(a) 300,000 301,060
4.00%, 4/14/2032 150,000 140,170
5.60%, 6/12/2034 150,000 152,545
Tencent Music Entertainment Group
2.00%, 9/3/2030 150,000 127,313
4,742,941
Financial Services - 3.9%
Apollo Global Management, Inc.
6.38%, 11/15/2033(a) 225,000 245,329
Block Financial LLC
2.50%, 7/15/2028 450,000 411,423
3.88%, 8/15/2030 235,000 219,602
Corebridge Financial, Inc.
6.88%, 12/15/2052(a)(c) 400,000 409,425
Equitable Holdings, Inc.
4.35%, 4/20/2028 1,100,000 1,078,836
Essent Group Ltd.
6.25%, 7/1/2029(a) 250,000 255,813
Fidelity National Information Services, Inc.
1.15%, 3/1/2026 500,000 476,765
1.65%, 3/1/2028(a) 550,000 497,784
2.25%, 3/1/2031 250,000 214,508
5.10%, 7/15/2032(a) 300,000 302,669
Fiserv, Inc.
3.20%, 7/1/2026(a) 900,000 878,688
5.15%, 3/15/2027(a) 325,000 328,479
2.25%, 6/1/2027 375,000 353,238
5.45%, 3/2/2028 500,000 510,462
5.38%, 8/21/2028 250,000 255,050
4.20%, 10/1/2028 646,000 632,688
3.50%, 7/1/2029 1,336,000 1,263,001
4.75%, 3/15/2030 650,000 646,902
2.65%, 6/1/2030(a) 550,000 488,897
5.35%, 3/15/2031(a) 250,000 255,708
5.60%, 3/2/2033 400,000 411,159
5.63%, 8/21/2033(a) 621,000 639,315
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.9% (continued)
Fiserv, Inc. (continued)
5.45%, 3/15/2034(a) $ 500,000 $ 507,484
Global Payments, Inc.
4.80%, 4/1/2026 25,000 24,947
Mastercard, Inc.
2.95%, 11/21/2026 250,000 243,252
3.30%, 3/26/2027(a) 403,000 393,041
2.95%, 6/1/2029 651,000 610,172
3.35%, 3/26/2030 653,000 613,879
1.90%, 3/15/2031(a) 250,000 213,906
2.00%, 11/18/2031(a) 275,000 231,764
4.35%, 1/15/2032 550,000 535,740
4.85%, 3/9/2033 250,000 251,352
4.88%, 5/9/2034 250,000 250,051
MGIC Investment Corp.
5.25%, 8/15/2028 300,000 295,533
National Rural Utilities Cooperative Finance
Corp.
4.45%, 3/13/2026 50,000 49,900
4.80%, 2/5/2027 250,000 251,779
8.00%, 3/1/2032(a) 100,000 118,482
5.25%, 4/20/2046(c) 140,000 137,664
NMI Holdings, Inc.
6.00%, 8/15/2029(a) 150,000 151,482
Radian Group, Inc.
4.88%, 3/15/2027(a) 243,000 241,193
Synchrony Bank
5.63%, 8/23/2027 404,000 407,094
Visa, Inc.
3.15%, 12/14/2025 32,000 31,562
1.90%, 4/15/2027 217,000 204,933
2.75%, 9/15/2027 310,000 298,056
2.05%, 4/15/2030 175,000 153,940
Voya Financial, Inc.
4.70%, 1/23/2048(a)(c) 250,000 229,382
Western Union Co. (The)
1.35%, 3/15/2026 250,000 237,715
2.75%, 3/15/2031 150,000 128,141
17,588,185
Food Products - 1.2%
Flowers Foods, Inc.
3.50%, 10/1/2026 400,000 390,629
General Mills, Inc.
3.20%, 2/10/2027(a) 300,000 290,706
4.20%, 4/17/2028(a) 617,000 607,201
5.50%, 10/17/2028(a) 100,000 102,711
2.88%, 4/15/2030(a) 182,000 164,782
4.95%, 3/29/2033 185,000 183,686
Ingredion, Inc.
3.20%, 10/1/2026(a) 250,000 242,881
2.90%, 6/1/2030(a) 300,000 270,765
Mondelez International, Inc.
2.63%, 3/17/2027 102,000 97,548
4.75%, 2/20/2029(a) 150,000 150,372
2.75%, 4/13/2030(a) 73,000 66,010

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
257 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1.2% (continued)
Mondelez International, Inc. (continued)
1.50%, 2/4/2031 $ 100,000 $ 82,464
3.00%, 3/17/2032(a) 250,000 221,325
Unilever Capital Corp.
2.00%, 7/28/2026 150,000 144,173
2.90%, 5/5/2027(a) 251,000 242,234
3.50%, 3/22/2028(a) 202,000 195,944
4.88%, 9/8/2028 100,000 101,367
2.13%, 9/6/2029 825,000 737,475
1.38%, 9/14/2030(a) 100,000 83,341
1.75%, 8/12/2031 250,000 208,999
5.90%, 11/15/2032(a) 200,000 214,855
5.00%, 12/8/2033(a) 300,000 303,675
4.63%, 8/12/2034 200,000 196,051
5,299,194
Gas Utilities - 0.4%
Atmos Energy Corp.
2.63%, 9/15/2029(a) 400,000 366,001
5.90%, 11/15/2033 250,000 266,054
National Fuel Gas Co.
5.50%, 1/15/2026 283,000 284,459
5.50%, 10/1/2026(a) 100,000 101,180
3.95%, 9/15/2027(a) 150,000 146,050
4.75%, 9/1/2028 146,000 143,863
2.95%, 3/1/2031 250,000 216,897
Southern Natural Gas Co. LLC
8.00%, 3/1/2032 100,000 115,304
1,639,808
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030 100,000 116,160
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 200,000 197,718
313,878
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co.
3.70%, 6/6/2027 75,000 73,297
Boston Scientific Corp.
3.75%, 3/1/2026 250,000 246,632
4.00%, 3/1/2028 100,000 97,927
2.65%, 6/1/2030(a) 600,000 537,864
DH Europe Finance II Sarl
2.60%, 11/15/2029 152,000 138,199
Edwards Lifesciences Corp.
4.30%, 6/15/2028(a) 600,000 589,507
Smith & Nephew plc
2.03%, 10/14/2030 100,000 84,468
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031(a) 150,000 130,191
Stryker Corp.
3.50%, 3/15/2026 480,000 472,734
3.65%, 3/7/2028 750,000 726,821
4.85%, 12/8/2028(a) 350,000 352,271
1.95%, 6/15/2030(a) 367,000 315,695
4.63%, 9/11/2034 25,000 24,182
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 0.9% (continued)
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 $ 200,000 $ 196,019
5.35%, 12/1/2028 50,000 50,987
3.55%, 3/20/2030 50,000 46,392
4,083,186
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.
3.41%, 6/15/2027 504,000 488,193
5.13%, 2/15/2029(a) 400,000 403,785
5.45%, 2/15/2034(a) 125,000 127,176
Cencora, Inc.
3.45%, 12/15/2027(a) 761,000 734,679
2.80%, 5/15/2030(a) 300,000 269,734
2.70%, 3/15/2031(a) 480,000 420,151
5.13%, 2/15/2034(a) 200,000 198,684
Centene Corp.
4.25%, 12/15/2027 530,000 512,653
2.45%, 7/15/2028 25,000 22,503
4.63%, 12/15/2029 2,000 1,911
3.38%, 2/15/2030 400,000 358,589
3.00%, 10/15/2030 25,000 21,654
2.50%, 3/1/2031 110,000 91,995
Elevance Health, Inc.
1.50%, 3/15/2026(a) 275,000 263,374
3.65%, 12/1/2027 300,000 291,306
4.10%, 3/1/2028(a) 300,000 294,227
2.88%, 9/15/2029 275,000 251,082
2.25%, 5/15/2030(a) 255,000 222,322
4.75%, 2/15/2033 200,000 194,250
5.38%, 6/15/2034 250,000 252,381
HCA, Inc.
5.88%, 2/15/2026(a) 100,000 100,692
5.25%, 6/15/2026 105,000 105,385
5.38%, 9/1/2026 60,000 60,335
4.50%, 2/15/2027 55,000 54,551
4.13%, 6/15/2029 550,000 529,700
3.63%, 3/15/2032 100,000 89,938
5.60%, 4/1/2034 25,000 25,133
Laboratory Corp. of America Holdings
1.55%, 6/1/2026(a) 152,000 144,970
2.95%, 12/1/2029 150,000 136,648
McKesson Corp.
0.90%, 12/3/2025(a) 225,000 216,334
1.30%, 8/15/2026(a) 552,000 521,620
4.90%, 7/15/2028 150,000 151,598
5.10%, 7/15/2033 300,000 302,408
Quest Diagnostics, Inc.
4.60%, 12/15/2027 450,000 450,717
UnitedHealth Group, Inc.
4.80%, 1/15/2030 85,000 85,377
5.30%, 2/15/2030 25,000 25,668
2.30%, 5/15/2031 50,000 43,033
4.95%, 1/15/2032 160,000 160,368
5.35%, 2/15/2033 75,000 77,021
4.50%, 4/15/2033 28,000 27,105

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 258
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.0% (continued)
UnitedHealth Group, Inc. (continued)
5.15%, 7/15/2034(a) $ 350,000 $ 352,642
9,081,892
Health Care REITs - 0.7%
Alexandria Real Estate Equities, Inc.
REIT, 3.38%, 8/15/2031(a) 100,000 90,753
REIT, 1.88%, 2/1/2033(a) 150,000 116,798
REIT, 2.95%, 3/15/2034 3,000 2,510
Healthpeak OP LLC
REIT, 2.88%, 1/15/2031(a) 250,000 223,044
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031 200,000 171,536
Omega Healthcare Investors, Inc.
REIT, 5.25%, 1/15/2026 450,000 450,391
REIT, 4.50%, 4/1/2027 391,000 386,016
REIT, 4.75%, 1/15/2028(a) 391,000 385,852
REIT, 3.63%, 10/1/2029(a) 251,000 232,403
REIT, 3.38%, 2/1/2031 250,000 222,469
REIT, 3.25%, 4/15/2033(a) 275,000 231,278
Sabra Health Care LP
REIT, 5.13%, 8/15/2026 352,000 352,134
REIT, 3.90%, 10/15/2029 151,000 140,427
REIT, 3.20%, 12/1/2031 100,000 86,461
3,092,072
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP
Series H, REIT, 3.38%,
12/15/2029(a) 253,000 231,465
Series I, REIT, 3.50%,
9/15/2030(a) 550,000 498,331
Series J, REIT, 2.90%,
12/15/2031(a) 700,000 596,705
1,326,501
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc.
4.63%, 4/13/2030(a) 50,000 49,838
Choice Hotels International, Inc.
3.70%, 12/1/2029(a) 250,000 231,858
3.70%, 1/15/2031 175,000 158,054
5.85%, 8/1/2034 150,000 150,859
Darden Restaurants, Inc.
3.85%, 5/1/2027 50,000 48,916
6.30%, 10/10/2033 150,000 158,317
Las Vegas Sands Corp.
5.90%, 6/1/2027 400,000 406,323
3.90%, 8/8/2029 350,000 327,070
6.00%, 8/15/2029 350,000 357,042
Marriott International, Inc.
Series R, 3.13%, 6/15/2026 325,000 317,372
5.45%, 9/15/2026(a) 150,000 152,283
5.00%, 10/15/2027(a) 618,000 624,255
Series X, 4.00%, 4/15/2028(a) 102,000 99,661
5.55%, 10/15/2028(a) 200,000 205,791
Series AA, 4.65%, 12/1/2028 350,000 349,290
4.90%, 4/15/2029 500,000 500,782
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 2.5% (continued)
Marriott International, Inc. (continued)
4.88%, 5/15/2029 $ 150,000 $ 150,133
Series FF, 4.63%,
6/15/2030(a) 327,000 322,520
Series HH, 2.85%,
4/15/2031(a) 450,000 395,494
Series GG, 3.50%,
10/15/2032 375,000 333,657
Series II, 2.75%, 10/15/2033 175,000 144,911
5.30%, 5/15/2034 450,000 449,756
McDonald's Corp.
3.50%, 3/1/2027 360,000 351,635
3.50%, 7/1/2027 209,000 203,463
3.80%, 4/1/2028 256,000 249,479
4.80%, 8/14/2028(a) 350,000 352,107
5.00%, 5/17/2029(a) 100,000 101,266
2.63%, 9/1/2029 595,000 543,646
2.13%, 3/1/2030 301,000 263,827
3.60%, 7/1/2030(a) 245,000 230,863
4.60%, 9/9/2032(a) 230,000 226,730
4.95%, 8/14/2033 150,000 150,643
Sands China Ltd.
3.80%, 1/8/2026(b) 500,000 490,118
2.30%, 3/8/2027(b) 200,000 186,249
5.40%, 8/8/2028(b) 805,000 800,462
2.85%, 3/8/2029(a)(b) 800,000 717,391
4.38%, 6/18/2030(b) 300,000 282,055
3.25%, 8/8/2031(b) 250,000 216,235
11,300,351
Household Durables - 0.6%
DR Horton, Inc.
1.30%, 10/15/2026 300,000 281,837
Lennar Corp.
5.25%, 6/1/2026(a) 200,000 200,832
4.75%, 11/29/2027 250,000 250,145
Meritage Homes Corp.
5.13%, 6/6/2027 100,000 99,994
NVR, Inc.
3.00%, 5/15/2030 527,000 477,538
PulteGroup, Inc.
5.00%, 1/15/2027 293,000 293,771
7.88%, 6/15/2032 100,000 116,460
6.38%, 5/15/2033 250,000 267,540
Toll Brothers Finance Corp.
4.88%, 3/15/2027(a) 603,000 603,137
2,591,254
Household Products - 0.6%
Church & Dwight Co., Inc.
3.15%, 8/1/2027 350,000 338,618
2.30%, 12/15/2031 150,000 126,869
5.60%, 11/15/2032 200,000 209,774
Colgate-Palmolive Co.
3.25%, 8/15/2032(a) 200,000 182,558
4.60%, 3/1/2033 250,000 250,288

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
259 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.6% (continued)
Kimberly-Clark Corp.
1.05%, 9/15/2027 $ 150,000 $ 136,544
3.95%, 11/1/2028 100,000 98,104
3.20%, 4/25/2029 300,000 284,833
3.10%, 3/26/2030 62,000 57,636
Procter & Gamble Co. (The)
2.45%, 11/3/2026(a) 162,000 156,410
2.80%, 3/25/2027 66,000 63,871
2.85%, 8/11/2027(a) 162,000 156,192
3.00%, 3/25/2030 314,000 292,301
1.20%, 10/29/2030 25,000 20,761
4.55%, 1/29/2034 75,000 74,490
5.50%, 2/1/2034 75,000 79,427
2,528,676
Industrial Conglomerates - 0.1%
Pentair Finance Sarl
4.50%, 7/1/2029 150,000 146,295
5.90%, 7/15/2032(a) 150,000 157,305
303,600
Industrial REITs - 0.0%(e)
Prologis LP
REIT, 2.25%, 4/15/2030 50,000 44,042
REIT, 5.00%, 3/15/2034 50,000 49,565
93,607
Insurance - 5.0%
ACE Capital Trust II
9.70%, 4/1/2030 100,000 122,090
Aegon Ltd.
5.50%, 4/11/2048(c) 200,000 197,821
Aflac, Inc.
1.13%, 3/15/2026 300,000 285,838
3.60%, 4/1/2030(a) 252,000 238,217
Alleghany Corp.
3.63%, 5/15/2030 225,000 212,639
Allstate Corp. (The)
5.25%, 3/30/2033 50,000 50,427
American Financial Group, Inc.
5.25%, 4/2/2030 125,000 127,415
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(a)(c) 452,000 450,932
Aon Corp.
8.21%, 1/1/2027 130,000 138,311
2.85%, 5/28/2027 313,000 299,852
4.50%, 12/15/2028 170,000 168,448
3.75%, 5/2/2029 375,000 358,742
2.80%, 5/15/2030 487,000 436,439
2.05%, 8/23/2031(a) 200,000 167,013
2.60%, 12/2/2031 185,000 158,921
5.00%, 9/12/2032(a) 175,000 174,231
5.35%, 2/28/2033 354,000 358,619
Aon Global Ltd.
3.88%, 12/15/2025 335,000 331,927
Aon North America, Inc.
5.13%, 3/1/2027(a) 250,000 253,132
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Aon North America, Inc. (continued)
5.15%, 3/1/2029 $ 250,000 $ 252,754
5.30%, 3/1/2031(a) 400,000 407,449
5.45%, 3/1/2034 885,000 898,425
Arch Capital Finance LLC
4.01%, 12/15/2026 250,000 245,904
Arch Capital Group Ltd.
7.35%, 5/1/2034 150,000 171,838
Arthur J Gallagher & Co.
2.40%, 11/9/2031 150,000 126,404
5.50%, 3/2/2033 150,000 153,601
6.50%, 2/15/2034(a) 200,000 216,712
5.45%, 7/15/2034(a) 250,000 252,322
Assurant, Inc.
4.90%, 3/27/2028 250,000 249,104
3.70%, 2/22/2030 201,000 186,566
2.65%, 1/15/2032 125,000 104,907
6.75%, 2/15/2034 75,000 81,273
Athene Holding Ltd.
4.13%, 1/12/2028(a) 950,000 925,024
6.15%, 4/3/2030 225,000 235,410
3.50%, 1/15/2031 250,000 227,341
6.65%, 2/1/2033 150,000 161,399
5.88%, 1/15/2034(a) 300,000 305,443
AXIS Specialty Finance LLC
3.90%, 7/15/2029 250,000 238,029
4.90%, 1/15/2040(a)(c) 202,000 192,011
Berkshire Hathaway Finance Corp.
1.85%, 3/12/2030(a) 250,000 217,835
1.45%, 10/15/2030(a) 250,000 209,492
2.88%, 3/15/2032(a) 285,000 253,926
Brown & Brown, Inc.
4.50%, 3/15/2029 250,000 245,843
2.38%, 3/15/2031 252,000 213,881
4.20%, 3/17/2032 200,000 186,529
5.65%, 6/11/2034(a) 250,000 254,447
Chubb INA Holdings LLC
3.35%, 5/3/2026(a) 150,000 147,404
Cincinnati Financial Corp.
6.92%, 5/15/2028 50,000 53,488
CNA Financial Corp.
4.50%, 3/1/2026 250,000 248,834
3.90%, 5/1/2029 300,000 288,840
2.05%, 8/15/2030 200,000 170,425
5.50%, 6/15/2033 200,000 203,380
5.13%, 2/15/2034 225,000 222,720
CNO Financial Group, Inc.
5.25%, 5/30/2029(a) 425,000 422,718
Enstar Finance LLC
5.50%, 1/15/2042(c) 200,000 187,499
Enstar Group Ltd.
4.95%, 6/1/2029 2,000 1,974
3.10%, 9/1/2031(a) 350,000 296,131
F&G Annuities & Life, Inc.
7.40%, 1/13/2028 235,000 244,306

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 260
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
F&G Annuities & Life, Inc. (continued)
6.50%, 6/4/2029 $ 250,000 $ 253,300
Fairfax Financial Holdings Ltd.
3.38%, 3/3/2031 150,000 134,578
5.63%, 8/16/2032 175,000 177,356
6.00%, 12/7/2033(d) 300,000 307,973
Fidelity National Financial, Inc.
4.50%, 8/15/2028 100,000 98,382
3.40%, 6/15/2030 410,000 371,795
2.45%, 3/15/2031 100,000 85,353
First American Financial Corp.
4.00%, 5/15/2030 250,000 232,738
2.40%, 8/15/2031 100,000 81,855
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 300,000 259,971
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029 302,000 275,500
Horace Mann Educators Corp.
4.50%, 12/1/2025 100,000 99,007
7.25%, 9/15/2028 100,000 106,903
Kemper Corp.
2.40%, 9/30/2030 50,000 42,456
3.80%, 2/23/2032 150,000 133,917
Manulife Financial Corp.
4.15%, 3/4/2026(a) 302,000 299,534
2.48%, 5/19/2027 102,000 96,755
4.06%, 2/24/2032(c) 351,000 342,671
Markel Group, Inc.
3.35%, 9/17/2029(a) 200,000 185,494
Marsh & McLennan Cos., Inc.
3.75%, 3/14/2026 50,000 49,448
4.38%, 3/15/2029 130,000 128,417
2.38%, 12/15/2031 150,000 128,043
5.75%, 11/1/2032(a) 250,000 264,199
5.88%, 8/1/2033 100,000 106,674
5.40%, 9/15/2033 150,000 154,800
5.15%, 3/15/2034 175,000 176,828
Old Republic International Corp.
3.88%, 8/26/2026 303,000 297,988
5.75%, 3/28/2034 150,000 152,427
Primerica, Inc.
2.80%, 11/19/2031 250,000 213,016
Principal Financial Group, Inc.
3.10%, 11/15/2026 250,000 242,422
2.13%, 6/15/2030(a) 150,000 129,602
5.38%, 3/15/2033 250,000 254,492
Progressive Corp. (The)
2.50%, 3/15/2027 250,000 239,110
3.20%, 3/26/2030 1,000 928
Prudential Financial, Inc.
5.70%, 9/15/2048(c) 150,000 150,846
3.70%, 10/1/2050(a)(c) 100,000 90,718
6.00%, 9/1/2052(a)(c) 120,000 121,855
SiriusPoint Ltd.
7.00%, 4/5/2029(a) 250,000 256,797
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Trinity Acquisition plc
4.40%, 3/15/2026 $ 301,000 $ 298,683
Unum Group
3.88%, 11/5/2025 100,000 98,802
Willis North America, Inc.
4.65%, 6/15/2027 411,000 409,543
4.50%, 9/15/2028(a) 260,000 256,058
2.95%, 9/15/2029 354,000 323,057
5.35%, 5/15/2033(a) 390,000 391,671
22,754,564
Interactive Media & Services - 0.4%
Alphabet, Inc.
2.00%, 8/15/2026 41,000 39,375
Meta Platforms, Inc.
3.50%, 8/15/2027(a) 550,000 537,852
3.85%, 8/15/2032 400,000 376,826
4.95%, 5/15/2033 344,000 349,377
4.75%, 8/15/2034 350,000 346,198
1,649,628
IT Services - 1.0%
Accenture Capital, Inc.
4.25%, 10/4/2031 500,000 484,616
4.50%, 10/4/2034(a) 650,000 628,304
Amdocs Ltd.
2.54%, 6/15/2030 250,000 218,481
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033 200,000 210,532
CGI, Inc.
1.45%, 9/14/2026 251,000 236,052
2.30%, 9/14/2031 195,000 162,945
Genpact Luxembourg Sarl
1.75%, 4/10/2026(a) 300,000 286,733
6.00%, 6/4/2029 25,000 25,682
IBM International Capital Pte. Ltd.
4.60%, 2/5/2029(a) 150,000 149,633
4.90%, 2/5/2034 175,000 172,603
International Business Machines Corp.
3.45%, 2/19/2026 100,000 98,632
3.30%, 5/15/2026(a) 200,000 196,257
2.20%, 2/9/2027 100,000 94,941
1.70%, 5/15/2027 150,000 139,917
4.15%, 7/27/2027 442,000 437,654
3.50%, 5/15/2029 805,000 765,442
VeriSign, Inc.
2.70%, 6/15/2031 300,000 256,995
4,565,419
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.
3.05%, 9/22/2026 150,000 145,636
2.75%, 9/15/2029(a) 332,000 302,519
2.10%, 6/4/2030 350,000 301,941
2.30%, 3/12/2031(a) 301,000 258,707
4.75%, 9/9/2034(a) 300,000 290,236

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
261 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Life Sciences Tools & Services - 0.3% (continued)
Thermo Fisher Scientific, Inc.
5.09%, 8/10/2033 $ 5,000 $ 5,058
1,304,097
Machinery - 1.3%
AGCO Corp.
5.80%, 3/21/2034(a) 200,000 203,420
Dover Corp.
3.15%, 11/15/2025 301,000 296,006
Flowserve Corp.
3.50%, 10/1/2030(a) 200,000 182,799
2.80%, 1/15/2032 125,000 106,186
Fortive Corp.
3.15%, 6/15/2026 401,000 390,327
IDEX Corp.
3.00%, 5/1/2030(a) 250,000 225,840
2.63%, 6/15/2031(a) 200,000 172,961
Illinois Tool Works, Inc.
2.65%, 11/15/2026 50,000 48,360
Ingersoll Rand, Inc.
5.70%, 8/14/2033(a) 75,000 77,931
Nordson Corp.
5.60%, 9/15/2028 250,000 257,162
4.50%, 12/15/2029 50,000 48,978
5.80%, 9/15/2033 100,000 104,698
nVent Finance Sarl
4.55%, 4/15/2028(a) 100,000 99,078
2.75%, 11/15/2031 50,000 42,440
5.65%, 5/15/2033(a) 100,000 102,071
Oshkosh Corp.
4.60%, 5/15/2028 25,000 24,794
Otis Worldwide Corp.
2.29%, 4/5/2027 200,000 189,708
5.25%, 8/16/2028(a) 250,000 254,472
2.57%, 2/15/2030 798,000 711,823
Parker-Hannifin Corp.
4.25%, 9/15/2027 30,000 29,735
3.25%, 6/14/2029 555,000 521,181
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026(a) 320,000 312,164
4.70%, 9/15/2028(b) 764,000 760,450
5.61%, 3/11/2034 250,000 256,982
Xylem, Inc.
3.25%, 11/1/2026 200,000 194,794
1.95%, 1/30/2028(a) 150,000 138,332
2.25%, 1/30/2031(a) 150,000 129,624
5,882,316
Media - 0.6%
Fox Corp.
4.71%, 1/25/2029 525,000 522,231
3.50%, 4/8/2030 50,000 46,517
6.50%, 10/13/2033 400,000 425,922
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/2028 575,000 570,821
4.75%, 3/30/2030 27,000 26,712
2.40%, 3/1/2031(a) 75,000 63,959
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 0.6% (continued)
Interpublic Group of Cos., Inc. (The) (continued)
5.38%, 6/15/2033 $ 75,000 $ 74,757
Omnicom Group, Inc.
3.60%, 4/15/2026 400,000 394,275
2.45%, 4/30/2030(a) 150,000 132,028
4.20%, 6/1/2030 100,000 96,769
2.60%, 8/1/2031(a) 600,000 517,903
2,871,894
Metals & Mining - 1.2%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028 52,000 47,949
BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026(a) 450,000 451,753
6.42%, 3/1/2026 150,000 153,221
5.25%, 9/8/2026 200,000 202,390
4.75%, 2/28/2028 215,000 216,161
5.10%, 9/8/2028 400,000 406,142
5.25%, 9/8/2030 130,000 133,304
4.90%, 2/28/2033 100,000 99,789
5.25%, 9/8/2033 550,000 559,113
Nucor Corp.
3.13%, 4/1/2032 150,000 133,239
Reliance, Inc.
2.15%, 8/15/2030(a) 150,000 128,327
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 150,000 168,643
6.13%, 12/15/2033(a) 350,000 378,327
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 132,000 142,848
Steel Dynamics, Inc.
1.65%, 10/15/2027 350,000 320,083
3.45%, 4/15/2030 250,000 232,163
3.25%, 1/15/2031(a) 150,000 136,726
5.38%, 8/15/2034 100,000 100,715
Vale Canada Ltd.
7.20%, 9/15/2032 100,000 109,900
Vale Overseas Ltd.
3.75%, 7/8/2030 420,000 391,262
6.13%, 6/12/2033 725,000 743,442
8.25%, 1/17/2034 150,000 181,094
5,436,591
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028 250,000 239,517
8.48%, 9/15/2028 125,000 141,466
3.70%, 7/15/2030(a) 633,000 601,086
1.65%, 5/15/2031 250,000 206,418
CMS Energy Corp.
4.75%, 6/1/2050(c) 85,000 81,756
3.75%, 12/1/2050(c) 100,000 87,543
NiSource, Inc.
5.35%, 4/1/2034 150,000 150,466
6.95%, 11/30/2054(c) 100,000 102,472
Public Service Enterprise Group, Inc.
5.88%, 10/15/2028 25,000 25,941

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 262
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 0.5% (continued)
Public Service Enterprise Group, Inc.
(continued)
6.13%, 10/15/2033 $ 100,000 $ 105,851
5.45%, 4/1/2034 50,000 50,566
Sempra
5.50%, 8/1/2033 125,000 127,558
4.13%, 4/1/2052(c) 200,000 189,703
2,110,343
Office REITs - 0.1%
COPT Defense Properties LP
REIT, 2.25%, 3/15/2026 50,000 48,091
REIT, 2.00%, 1/15/2029(a) 175,000 153,514
REIT, 2.75%, 4/15/2031 100,000 85,447
Kilroy Realty LP
REIT, 3.05%, 2/15/2030 25,000 22,004
309,056
Oil, Gas & Consumable Fuels - 13.2%
Apache Corp.
4.25%, 1/15/2030 250,000 235,405
Boardwalk Pipelines LP
5.95%, 6/1/2026 300,000 303,364
4.80%, 5/3/2029(a) 302,000 298,849
3.40%, 2/15/2031 100,000 90,208
3.60%, 9/1/2032 120,000 106,073
5.63%, 8/1/2034 150,000 150,397
BP Capital Markets America, Inc.
4.89%, 9/11/2033 60,000 58,988
Burlington Resources LLC
7.20%, 8/15/2031 200,000 226,005
7.40%, 12/1/2031 200,000 227,995
Canadian Natural Resources Ltd.
3.85%, 6/1/2027(a) 975,000 953,558
2.95%, 7/15/2030 250,000 223,620
7.20%, 1/15/2032 175,000 194,896
6.45%, 6/30/2033(a) 150,000 159,691
Cenovus Energy, Inc.
2.65%, 1/15/2032(a) 150,000 126,039
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027 30,000 30,192
3.70%, 11/15/2029 475,000 447,412
Cheniere Energy Partners LP
4.50%, 10/1/2029 1,150,000 1,107,232
4.00%, 3/1/2031 580,000 536,247
3.25%, 1/31/2032 450,000 391,580
5.95%, 6/30/2033(a) 400,000 411,378
5.75%, 8/15/2034(d) 700,000 707,499
Cheniere Energy, Inc.
5.65%, 4/15/2034 250,000 251,591
Chevron Corp.
2.00%, 5/11/2027 50,000 47,226
2.24%, 5/11/2030 50,000 44,175
Chevron USA, Inc.
1.02%, 8/12/2027 25,000 22,854
Conoco Funding Co.
7.25%, 10/15/2031 100,000 113,139
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.2% (continued)
ConocoPhillips
5.90%, 10/15/2032 $ 150,000 $ 160,625
ConocoPhillips Co.
6.95%, 4/15/2029 426,000 466,864
5.05%, 9/15/2033(a) 600,000 602,580
Continental Resources, Inc.
4.38%, 1/15/2028(a) 553,000 536,558
Coterra Energy, Inc.
3.90%, 5/15/2027 402,000 391,639
4.38%, 3/15/2029 650,000 629,335
5.60%, 3/15/2034(a) 200,000 199,967
Devon Energy Corp.
5.85%, 12/15/2025 215,000 216,710
7.88%, 9/30/2031 400,000 455,812
7.95%, 4/15/2032 150,000 172,584
5.20%, 9/15/2034(a) 250,000 240,681
Diamondback Energy, Inc.
3.25%, 12/1/2026 250,000 242,764
5.20%, 4/18/2027 200,000 202,042
3.50%, 12/1/2029 340,000 317,368
5.15%, 1/30/2030 75,000 75,447
3.13%, 3/24/2031(a) 200,000 178,199
6.25%, 3/15/2033 255,000 268,774
5.40%, 4/18/2034 300,000 299,473
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 202,000 185,485
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(b) 100,000 118,386
Enbridge, Inc.
4.25%, 12/1/2026 50,000 49,580
3.13%, 11/15/2029 450,000 415,302
5.70%, 3/8/2033(a) 375,000 384,549
2.50%, 8/1/2033(a) 305,000 248,468
5.63%, 4/5/2034(a) 850,000 864,361
7.20%, 6/27/2054(c) 150,000 154,939
7.38%, 3/15/2055(a)(c) 225,000 231,007
Series 16-A, 6.00%,
1/15/2077(a)(c) 300,000 296,900
5.50%, 7/15/2077(a)(c) 900,000 873,045
6.25%, 3/1/2078(c) 352,000 345,480
Series 20-A, 5.75%,
7/15/2080(c) 435,000 422,779
7.38%, 1/15/2083(a)(c) 200,000 203,920
7.63%, 1/15/2083(c) 250,000 264,989
8.25%, 1/15/2084(a)(c) 350,000 369,715
8.50%, 1/15/2084(c) 500,000 555,520
Energy Transfer LP
4.75%, 1/15/2026(a) 200,000 199,733
6.05%, 12/1/2026 750,000 768,085
4.40%, 3/15/2027 200,000 198,356
4.20%, 4/15/2027 200,000 197,325
5.50%, 6/1/2027 125,000 126,892
4.00%, 10/1/2027 150,000 146,880
5.55%, 2/15/2028(a) 220,000 224,661
4.95%, 5/15/2028 225,000 225,586

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
263 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.2% (continued)
Energy Transfer LP (continued)
4.95%, 6/15/2028(a) $ 125,000 $ 125,253
6.10%, 12/1/2028 150,000 156,413
5.25%, 4/15/2029 975,000 983,622
5.25%, 7/1/2029 700,000 706,950
4.15%, 9/15/2029(a) 100,000 96,411
8.25%, 11/15/2029 50,000 56,414
3.75%, 5/15/2030 425,000 396,427
6.40%, 12/1/2030 200,000 212,036
5.75%, 2/15/2033(a) 355,000 361,883
6.55%, 12/1/2033 205,000 219,855
5.55%, 5/15/2034(a) 270,000 271,121
5.60%, 9/1/2034(a) 125,000 125,926
EnLink Midstream LLC
5.38%, 6/1/2029(a) 100,000 100,806
EnLink Midstream Partners LP
4.85%, 7/15/2026(a) 150,000 149,349
Enterprise Products Operating LLC
4.60%, 1/11/2027 250,000 250,486
4.15%, 10/16/2028 634,000 621,848
3.13%, 7/31/2029(a) 882,000 824,046
2.80%, 1/31/2030 307,000 278,762
5.35%, 1/31/2033 502,000 512,692
Series D, 6.88%, 3/1/2033 200,000 223,929
4.85%, 1/31/2034 350,000 343,348
Series E, 5.25%, 8/16/2077(c) 552,000 542,291
5.38%, 2/15/2078(a)(c) 350,000 335,895
EOG Resources, Inc.
4.38%, 4/15/2030(a) 302,000 296,289
EQT Corp.
7.00%, 2/1/2030(b) 50,000 53,503
Exxon Mobil Corp.
3.48%, 3/19/2030 200,000 189,433
Hess Corp.
4.30%, 4/1/2027(a) 400,000 395,764
7.88%, 10/1/2029 250,000 280,269
7.30%, 8/15/2031(a) 275,000 307,625
7.13%, 3/15/2033 200,000 224,074
HF Sinclair Corp.
5.88%, 4/1/2026 450,000 454,273
4.50%, 10/1/2030 100,000 95,669
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 100,000 110,919
7.75%, 3/15/2032 100,000 114,570
7.30%, 8/15/2033 175,000 198,647
Kinder Morgan, Inc.
5.00%, 2/1/2029 150,000 150,146
2.00%, 2/15/2031 150,000 126,356
7.80%, 8/1/2031(a) 152,000 173,646
7.75%, 1/15/2032(a) 250,000 286,410
4.80%, 2/1/2033 50,000 48,150
5.40%, 2/1/2034(a) 275,000 274,115
Marathon Oil Corp.
4.40%, 7/15/2027 400,000 396,811
6.80%, 3/15/2032 100,000 109,996
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.2% (continued)
Marathon Oil Corp. (continued)
5.70%, 4/1/2034(a) $ 250,000 $ 259,418
Marathon Petroleum Corp.
3.80%, 4/1/2028 152,000 147,191
MPLX LP
1.75%, 3/1/2026 777,000 746,308
4.25%, 12/1/2027 100,000 98,368
4.00%, 3/15/2028 305,000 297,048
2.65%, 8/15/2030 625,000 549,979
4.95%, 9/1/2032 300,000 293,049
5.00%, 3/1/2033(a) 235,000 228,624
5.50%, 6/1/2034(a) 325,000 324,350
Occidental Petroleum Corp.
5.50%, 12/1/2025(a) 170,000 170,335
5.55%, 3/15/2026 392,000 394,353
3.40%, 4/15/2026 150,000 146,486
8.50%, 7/15/2027 220,000 235,851
5.00%, 8/1/2027 150,000 149,814
6.38%, 9/1/2028(a) 255,000 264,032
5.20%, 8/1/2029 700,000 698,256
3.50%, 8/15/2029 150,000 137,343
8.88%, 7/15/2030 412,000 473,710
6.63%, 9/1/2030 203,000 213,457
6.13%, 1/1/2031(a) 300,000 309,166
7.50%, 5/1/2031 425,000 470,297
7.88%, 9/15/2031 250,000 280,213
5.38%, 1/1/2032 135,000 133,288
ONEOK, Inc.
5.85%, 1/15/2026 280,000 282,846
5.00%, 3/1/2026 352,000 352,136
4.00%, 7/13/2027 190,000 186,187
4.55%, 7/15/2028(a) 860,000 850,778
5.65%, 11/1/2028(a) 750,000 770,168
4.35%, 3/15/2029 200,000 194,938
3.40%, 9/1/2029 200,000 186,395
3.10%, 3/15/2030(a) 229,000 208,523
5.80%, 11/1/2030 250,000 259,475
6.35%, 1/15/2031 210,000 223,221
6.10%, 11/15/2032(a) 275,000 289,454
6.05%, 9/1/2033 500,000 520,388
Ovintiv, Inc.
5.38%, 1/1/2026 175,000 175,266
5.65%, 5/15/2028 600,000 608,367
8.13%, 9/15/2030 125,000 141,084
7.38%, 11/1/2031 100,000 109,606
Phillips 66
3.90%, 3/15/2028(a) 150,000 145,975
Phillips 66 Co.
3.55%, 10/1/2026 155,000 151,819
3.75%, 3/1/2028 100,000 96,883
3.15%, 12/15/2029 100,000 92,125
5.25%, 6/15/2031(a) 250,000 252,139
5.30%, 6/30/2033 100,000 100,159
Pioneer Natural Resources Co.
5.10%, 3/29/2026(a) 450,000 453,374

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 264
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.2% (continued)
Pioneer Natural Resources Co. (continued)
1.90%, 8/15/2030(a) $ 300,000 $ 255,458
2.15%, 1/15/2031 225,000 192,890
Plains All American Pipeline LP
4.50%, 12/15/2026(a) 225,000 224,057
3.55%, 12/15/2029 202,000 188,194
3.80%, 9/15/2030(a) 365,000 340,422
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 709,000 716,710
5.00%, 3/15/2027(a) 235,000 235,511
4.20%, 3/15/2028(a) 200,000 195,943
4.50%, 5/15/2030(a) 400,000 389,062
Suncor Energy, Inc.
7.88%, 6/15/2026 150,000 156,752
7.15%, 2/1/2032(a) 250,000 277,500
Targa Resources Corp.
5.20%, 7/1/2027(a) 235,000 237,733
6.15%, 3/1/2029 340,000 354,983
4.20%, 2/1/2033 250,000 229,811
6.13%, 3/15/2033 325,000 339,604
6.50%, 3/30/2034 375,000 402,288
Targa Resources Partners LP
4.88%, 2/1/2031 200,000 194,065
4.00%, 1/15/2032(a) 350,000 320,718
Tennessee Gas Pipeline Co. LLC
7.00%, 3/15/2027 75,000 78,449
7.00%, 10/15/2028 500,000 536,334
Texas Eastern Transmission LP
7.00%, 7/15/2032 100,000 110,786
Tosco Corp.
8.13%, 2/15/2030 152,000 176,389
TotalEnergies Capital International SA
3.46%, 2/19/2029(a) 200,000 191,754
2.83%, 1/10/2030 25,000 22,913
TotalEnergies Capital SA
5.15%, 4/5/2034(a) 250,000 252,305
Transcanada Trust
Series 16-A, 5.88%,
8/15/2076(a)(c) 300,000 298,922
5.30%, 3/15/2077(a)(c) 300,000 293,896
5.50%, 9/15/2079(c) 200,000 192,125
5.60%, 3/7/2082(c) 275,000 262,505
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/2026 350,000 359,996
Valero Energy Corp.
4.35%, 6/1/2028(a) 300,000 295,918
4.00%, 4/1/2029 150,000 144,742
2.80%, 12/1/2031(a) 200,000 172,051
7.50%, 4/15/2032(a) 200,000 226,459
Valero Energy Partners LP
4.50%, 3/15/2028(a) 200,000 198,063
Western Midstream Operating LP
4.65%, 7/1/2026 302,000 299,399
4.50%, 3/1/2028 150,000 146,618
4.75%, 8/15/2028 100,000 98,679
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.2% (continued)
Western Midstream Operating LP (continued)
6.35%, 1/15/2029(a) $ 550,000 $ 572,167
4.05%, 2/1/2030(a)(b) 275,000 258,358
6.15%, 4/1/2033 400,000 413,475
Williams Cos., Inc. (The)
3.75%, 6/15/2027 4,000 3,904
5.30%, 8/15/2028(a) 125,000 126,922
4.90%, 3/15/2029 450,000 449,332
Series A, 7.50%, 1/15/2031 100,000 111,382
7.75%, 6/15/2031 100,000 113,145
8.75%, 3/15/2032(b) 550,000 660,231
4.65%, 8/15/2032 5,000 4,829
5.65%, 3/15/2033 350,000 358,605
5.15%, 3/15/2034(a) 450,000 443,064
60,175,066
Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029 200,000 202,765
5.00%, 1/15/2030(a) 200,000 194,408
397,173
Personal Care Products - 0.2%
Conopco, Inc.
6.63%, 4/15/2028 240,000 254,591
Haleon US Capital LLC
3.38%, 3/24/2027(a) 600,000 582,585
3.63%, 3/24/2032 200,000 183,227
1,020,403
Pharmaceuticals - 0.8%
Eli Lilly & Co.
4.70%, 2/27/2033(a) 300,000 298,655
Johnson & Johnson
4.90%, 6/1/2031 50,000 50,823
Merck & Co., Inc.
3.40%, 3/7/2029 500,000 478,190
1.45%, 6/24/2030 100,000 84,316
2.15%, 12/10/2031(a) 170,000 144,386
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 47,571
2.20%, 8/14/2030 52,000 45,891
4.20%, 9/18/2034 25,000 23,704
Zoetis, Inc.
4.50%, 11/13/2025(a) 375,000 373,999
5.40%, 11/14/2025 500,000 503,214
3.00%, 9/12/2027(a) 626,000 599,834
3.90%, 8/20/2028(a) 252,000 245,539
2.00%, 5/15/2030 300,000 258,935
5.60%, 11/16/2032 325,000 337,853
3,492,910
Professional Services - 0.6%
Automatic Data Processing, Inc.
1.25%, 9/1/2030 51,000 42,463
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026(a) 450,000 440,144
2.90%, 12/1/2029(a) 452,000 410,249
2.60%, 5/1/2031(a) 400,000 345,276

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
265 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.6% (continued)
Equifax, Inc.
2.60%, 12/15/2025 $ 250,000 $ 243,961
5.10%, 12/15/2027 75,000 75,690
4.80%, 9/15/2029 100,000 99,159
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028(a) 200,000 208,732
5.90%, 3/1/2033(a) 200,000 205,155
Verisk Analytics, Inc.
4.13%, 3/15/2029(a) 252,000 246,315
5.75%, 4/1/2033 225,000 235,844
5.25%, 6/5/2034 150,000 150,851
2,703,839
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026 600,000 599,558
Residential REITs - 0.9%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028(a) 350,000 342,588
REIT, 4.90%, 2/15/2029 162,000 161,341
AvalonBay Communities, Inc.
REIT, 5.00%, 2/15/2033 125,000 124,539
Essential Properties LP
REIT, 2.95%, 7/15/2031 200,000 170,405
Essex Portfolio LP
REIT, 3.38%, 4/15/2026 400,000 391,527
REIT, 3.63%, 5/1/2027(a) 150,000 146,324
REIT, 1.70%, 3/1/2028(a) 250,000 225,984
REIT, 4.00%, 3/1/2029 151,000 145,326
REIT, 3.00%, 1/15/2030(a) 202,000 183,921
REIT, 1.65%, 1/15/2031 100,000 81,892
REIT, 2.55%, 6/15/2031(a) 250,000 214,074
REIT, 2.65%, 3/15/2032 150,000 127,274
REIT, 5.50%, 4/1/2034(a) 150,000 151,482
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028(a) 275,000 249,295
REIT, 5.45%, 8/15/2030(a) 150,000 152,460
REIT, 2.00%, 8/15/2031 150,000 122,923
REIT, 5.50%, 8/15/2033 200,000 200,984
Mid-America Apartments LP
REIT, 3.95%, 3/15/2029 428,000 414,498
REIT, 5.30%, 2/15/2032 25,000 25,337
Tanger Properties LP
REIT, 3.13%, 9/1/2026 200,000 192,479
REIT, 3.88%, 7/15/2027(a) 150,000 144,892
REIT, 2.75%, 9/1/2031 200,000 168,305
4,137,850
Retail REITs - 0.5%
Agree LP
REIT, 2.00%, 6/15/2028(a) 202,000 182,269
REIT, 2.90%, 10/1/2030(a) 150,000 132,772
REIT, 4.80%, 10/1/2032 150,000 145,070
REIT, 2.60%, 6/15/2033(a) 100,000 80,670
REIT, 5.63%, 6/15/2034(a) 150,000 152,391
Brixmor Operating Partnership LP
REIT, 4.13%, 6/15/2026 202,000 199,358
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Retail REITs - 0.5% (continued)
Brixmor Operating Partnership LP (continued)
REIT, 3.90%, 3/15/2027 $ 100,000 $ 97,501
REIT, 4.13%, 5/15/2029 2,000 1,923
NNN REIT, Inc.
REIT, 4.00%, 11/15/2025(a) 200,000 198,311
REIT, 3.60%, 12/15/2026(a) 350,000 342,537
REIT, 3.50%, 10/15/2027 176,000 170,146
REIT, 4.30%, 10/15/2028 91,000 89,468
REIT, 2.50%, 4/15/2030 100,000 87,920
REIT, 5.60%, 10/15/2033 275,000 280,565
Phillips Edison Grocery Center Operating
Partnership I LP
REIT, 2.63%, 11/15/2031(a) 100,000 83,911
Regency Centers LP
REIT, 3.90%, 11/1/2025 100,000 99,015
2,343,827
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.
3.30%, 4/1/2027(a) 50,000 48,744
4.80%, 6/15/2029 250,000 252,073
Lam Research Corp.
3.75%, 3/15/2026 300,000 296,825
4.00%, 3/15/2029 350,000 342,431
1.90%, 6/15/2030 100,000 86,168
Microchip Technology, Inc.
5.05%, 3/15/2029 250,000 250,913
Micron Technology, Inc.
6.75%, 11/1/2029 25,000 26,833
NVIDIA Corp.
2.85%, 4/1/2030(a) 50,000 46,078
NXP BV
3.88%, 6/18/2026(a) 400,000 394,927
3.15%, 5/1/2027(a) 100,000 96,173
5.55%, 12/1/2028(a) 100,000 102,204
4.30%, 6/18/2029 450,000 437,684
3.40%, 5/1/2030 402,000 370,393
2.50%, 5/11/2031(a) 225,000 192,576
2.65%, 2/15/2032(a) 125,000 105,705
5.00%, 1/15/2033 245,000 241,153
Qorvo, Inc.
4.38%, 10/15/2029 302,000 284,738
Skyworks Solutions, Inc.
1.80%, 6/1/2026(a) 201,000 191,259
3.00%, 6/1/2031 325,000 280,405
Texas Instruments, Inc.
4.90%, 3/14/2033 200,000 202,239
4.85%, 2/8/2034 250,000 250,489
TSMC Arizona Corp.
1.75%, 10/25/2026(a) 850,000 803,149
3.88%, 4/22/2027 677,000 666,120
2.50%, 10/25/2031 600,000 520,463
6,489,742
Software - 2.0%
Adobe, Inc.
2.15%, 2/1/2027 462,000 440,322

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 266
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 2.0% (continued)
Adobe, Inc. (continued)
4.85%, 4/4/2027(a) $ 250,000 $ 252,768
4.80%, 4/4/2029(a) 300,000 303,745
2.30%, 2/1/2030 573,000 512,763
4.95%, 4/4/2034(a) 200,000 201,392
Autodesk, Inc.
3.50%, 6/15/2027 210,000 204,589
2.85%, 1/15/2030 280,000 255,019
2.40%, 12/15/2031(a) 386,000 328,326
Fortinet, Inc.
1.00%, 3/15/2026 300,000 284,899
2.20%, 3/15/2031 250,000 212,657
Intuit, Inc.
1.35%, 7/15/2027(a) 200,000 184,397
5.13%, 9/15/2028(a) 350,000 357,539
1.65%, 7/15/2030 150,000 127,214
5.20%, 9/15/2033 500,000 509,676
Microsoft Corp.
3.40%, 9/15/2026 70,000 68,866
Oracle Corp.
1.65%, 3/25/2026 600,000 574,871
Roper Technologies, Inc.
3.85%, 12/15/2025 125,000 123,825
3.80%, 12/15/2026 400,000 394,278
1.40%, 9/15/2027(a) 500,000 459,349
4.20%, 9/15/2028(a) 376,000 369,451
2.95%, 9/15/2029 800,000 736,210
2.00%, 6/30/2030(a) 277,000 237,046
1.75%, 2/15/2031 479,000 396,620
Salesforce, Inc.
1.95%, 7/15/2031(a) 40,000 33,850
ServiceNow, Inc.
1.40%, 9/1/2030 600,000 500,743
VMware LLC
1.40%, 8/15/2026 125,000 117,822
4.65%, 5/15/2027 40,000 39,932
3.90%, 8/21/2027 45,000 44,003
1.80%, 8/15/2028 100,000 89,567
4.70%, 5/15/2030 92,000 90,370
Workday, Inc.
3.50%, 4/1/2027(a) 350,000 341,430
3.70%, 4/1/2029 300,000 287,701
3.80%, 4/1/2032 200,000 184,708
9,265,948
Specialized REITs - 0.9%
American Tower Corp.
REIT, 2.75%, 1/15/2027 25,000 23,970
Crown Castle, Inc.
REIT, 3.70%, 6/15/2026 50,000 49,094
REIT, 1.05%, 7/15/2026 300,000 281,718
CubeSmart LP
REIT, 4.00%, 11/15/2025 351,000 347,403
REIT, 2.25%, 12/15/2028 300,000 270,974
REIT, 4.38%, 2/15/2029 150,000 146,201
REIT, 3.00%, 2/15/2030(a) 150,000 135,638
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 0.9% (continued)
CubeSmart LP (continued)
REIT, 2.00%, 2/15/2031 $ 200,000 $ 166,682
REIT, 2.50%, 2/15/2032(a) 200,000 168,566
EPR Properties
REIT, 4.75%, 12/15/2026 150,000 148,682
REIT, 4.50%, 6/1/2027(a) 303,000 296,826
REIT, 4.95%, 4/15/2028 153,000 150,377
REIT, 3.75%, 8/15/2029 200,000 184,232
REIT, 3.60%, 11/15/2031(a) 250,000 220,413
Weyerhaeuser Co.
REIT, 4.75%, 5/15/2026(a) 305,000 304,891
REIT, 6.95%, 10/1/2027(a) 150,000 158,676
REIT, 4.00%, 11/15/2029(a) 276,000 265,005
REIT, 4.00%, 4/15/2030 229,000 219,245
REIT, 7.38%, 3/15/2032(a) 350,000 396,635
REIT, 3.38%, 3/9/2033 150,000 132,853
REIT, 6.88%, 12/15/2033 135,000 149,097
4,217,178
Specialty Retail - 2.6%
AutoZone, Inc.
3.13%, 4/21/2026 175,000 170,921
5.05%, 7/15/2026 200,000 201,553
3.75%, 6/1/2027(a) 350,000 342,400
4.50%, 2/1/2028 150,000 149,146
6.25%, 11/1/2028(a) 250,000 262,949
3.75%, 4/18/2029(a) 150,000 143,424
5.10%, 7/15/2029(a) 500,000 504,968
4.00%, 4/15/2030(a) 175,000 167,554
1.65%, 1/15/2031(a) 150,000 123,956
4.75%, 8/1/2032 350,000 341,686
4.75%, 2/1/2033(a) 250,000 243,253
5.20%, 8/1/2033(a) 100,000 99,763
6.55%, 11/1/2033(a) 215,000 233,887
5.40%, 7/15/2034 250,000 251,502
Best Buy Co., Inc.
4.45%, 10/1/2028 51,000 50,405
Home Depot, Inc. (The)
2.13%, 9/15/2026 125,000 119,982
2.80%, 9/14/2027 25,000 23,956
1.50%, 9/15/2028 200,000 178,944
3.90%, 12/6/2028(a) 50,000 48,929
4.90%, 4/15/2029(a) 49,000 49,678
2.95%, 6/15/2029 376,000 350,870
4.75%, 6/25/2029 150,000 151,085
2.70%, 4/15/2030 100,000 90,629
1.38%, 3/15/2031 325,000 265,782
4.85%, 6/25/2031 50,000 50,288
1.88%, 9/15/2031(a) 350,000 292,966
3.25%, 4/15/2032 278,000 251,178
4.50%, 9/15/2032 150,000 148,199
4.95%, 6/25/2034(a) 100,000 100,028
Lowe's Cos., Inc.
2.50%, 4/15/2026 800,000 777,963
3.10%, 5/3/2027(a) 50,000 48,256
3.65%, 4/5/2029 1,000,000 956,303

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
267 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.6% (continued)
Lowe’s Cos., Inc. (continued)
4.50%, 4/15/2030 $ 25,000 $ 24,662
1.70%, 10/15/2030(a) 150,000 125,688
3.75%, 4/1/2032 5,000 4,629
5.00%, 4/15/2033(a) 25,000 24,970
O'Reilly Automotive, Inc.
3.55%, 3/15/2026(a) 300,000 295,069
5.75%, 11/20/2026 250,000 254,987
3.60%, 9/1/2027 501,000 487,315
4.35%, 6/1/2028(a) 200,000 197,744
3.90%, 6/1/2029(a) 700,000 676,220
4.20%, 4/1/2030 50,000 48,346
1.75%, 3/15/2031 200,000 165,280
4.70%, 6/15/2032 625,000 611,445
Ross Stores, Inc.
0.88%, 4/15/2026 200,000 189,486
1.88%, 4/15/2031 250,000 208,107
TJX Cos., Inc. (The)
2.25%, 9/15/2026 340,000 327,141
1.15%, 5/15/2028(a) 150,000 134,091
3.88%, 4/15/2030(a) 281,000 270,451
1.60%, 5/15/2031(a) 250,000 206,706
Tractor Supply Co.
1.75%, 11/1/2030(a) 300,000 251,128
5.25%, 5/15/2033(a) 300,000 301,288
11,997,156
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.
2.45%, 8/4/2026 612,000 592,581
2.05%, 9/11/2026 132,000 126,662
3.35%, 2/9/2027 262,000 256,634
3.20%, 5/11/2027(a) 225,000 219,198
2.90%, 9/12/2027(a) 132,000 127,113
1.20%, 2/8/2028(a) 114,000 103,241
1.40%, 8/5/2028(a) 154,000 138,376
3.25%, 8/8/2029(a) 382,000 363,831
2.20%, 9/11/2029 542,000 490,452
1.65%, 5/11/2030 300,000 258,463
1.25%, 8/20/2030 25,000 21,011
1.65%, 2/8/2031(a) 650,000 552,004
1.70%, 8/5/2031 50,000 42,097
3.35%, 8/8/2032 325,000 300,917
HP, Inc.
3.00%, 6/17/2027 200,000 191,881
4.00%, 4/15/2029 62,000 59,841
5.50%, 1/15/2033 200,000 204,245
NetApp, Inc.
2.38%, 6/22/2027(a) 250,000 236,245
2.70%, 6/22/2030 250,000 221,784
Teledyne FLIR LLC
2.50%, 8/1/2030 250,000 219,616
4,726,192
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.
7.05%, 11/27/2025 25,000 25,381
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods - 0.4% (continued)
Tapestry, Inc. (continued)
7.00%, 11/27/2026 $ 150,000 $ 153,236
4.13%, 7/15/2027 108,000 105,141
7.35%, 11/27/2028 875,000 893,546
7.70%, 11/27/2030 300,000 306,211
7.85%, 11/27/2033 100,000 102,176
1,585,691
Tobacco - 2.0%
Altria Group, Inc.
4.40%, 2/14/2026(a) 551,000 548,155
2.63%, 9/16/2026(a) 221,000 212,909
6.20%, 11/1/2028 400,000 418,475
4.80%, 2/14/2029 929,000 922,924
3.40%, 5/6/2030(a) 378,000 348,980
2.45%, 2/4/2032(a) 750,000 624,107
6.88%, 11/1/2033(a) 200,000 219,851
BAT Capital Corp.
2.26%, 3/25/2028(a) 10,000 9,175
BAT International Finance plc
1.67%, 3/25/2026 25,000 23,935
Philip Morris International, Inc.
4.88%, 2/13/2026 125,000 125,371
2.75%, 2/25/2026(a) 195,000 190,283
0.88%, 5/1/2026(a) 211,000 199,631
4.75%, 2/12/2027 50,000 50,187
5.13%, 11/17/2027(a) 773,000 783,705
4.88%, 2/15/2028(a) 600,000 603,069
4.88%, 2/13/2029 350,000 350,941
3.38%, 8/15/2029 350,000 329,686
5.63%, 11/17/2029 325,000 337,111
5.13%, 2/15/2030(a) 287,000 290,537
5.50%, 9/7/2030 250,000 257,628
1.75%, 11/1/2030 250,000 209,030
5.13%, 2/13/2031(a) 400,000 403,715
5.75%, 11/17/2032(a) 175,000 182,246
5.38%, 2/15/2033(a) 675,000 684,191
5.63%, 9/7/2033 300,000 309,322
5.25%, 2/13/2034(a) 440,000 441,151
9,076,315
Trading Companies & Distributors - 0.3%
Air Lease Corp.
2.88%, 1/15/2026 75,000 73,228
2.20%, 1/15/2027(a) 27,000 25,521
5.85%, 12/15/2027 325,000 334,518
5.30%, 2/1/2028 300,000 304,178
3.25%, 10/1/2029(a) 25,000 23,070
3.00%, 2/1/2030 50,000 45,136
3.13%, 12/1/2030 100,000 89,480
2.88%, 1/15/2032(a) 35,000 30,006
Aircastle Ltd.
4.25%, 6/15/2026 227,000 224,054
Ferguson Enterprises, Inc.
5.00%, 10/3/2034(a) 200,000 194,113

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 268
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.3% (continued)
WW Grainger, Inc.
4.45%, 9/15/2034(a) $ 200,000 $ 193,978
1,537,282
Wireless Telecommunication Services - 0.7%
Sprint LLC
7.63%, 3/1/2026 705,000 722,889
T-Mobile USA, Inc.
2.25%, 2/15/2026 100,000 96,841
2.63%, 4/15/2026 50,000 48,403
3.75%, 4/15/2027 675,000 660,887
2.05%, 2/15/2028 500,000 459,428
4.95%, 3/15/2028(a) 410,000 412,283
4.80%, 7/15/2028 350,000 350,157
4.85%, 1/15/2029 100,000 100,139
3.88%, 4/15/2030(a) 418,000 396,983
2.55%, 2/15/2031 50,000 43,480
5.05%, 7/15/2033 50,000 49,784
5.75%, 1/15/2034 15,000 15,627
3,356,901
Total Corporate Bonds
(Cost $445,705,157) 448,136,219
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 13.0%(f)
REPURCHASE AGREEMENTS - 13.0%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$29,216,587, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $29,856,153 29,212,627 29,212,627
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$30,004,108, collateralized by
various Common Stocks; total
market value $32,043,546 30,000,000 30,000,000
59,212,627
Total Securities Lending Reinvestments
(Cost $59,212,627) 59,212,627
SHORT-TERM INVESTMENTS - 0.5%(g)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bills
4.57%, 1/16/2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS (continued)
(Cost $1,980,909) $ 2,000,000 $ 1,981,182
Total Investments - 111.9%
(Cost $506,898,693) 509,330,028
Liabilities in excess of other assets - (11.9%) (53,983,035)
NET ASSETS - 100.0% $455,346,993
(a) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $58,912,906, collateralized in
the form of cash with a value of $59,212,627 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $1,892,982 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging
from November 21, 2024 – February 15, 2053; a total
value of $61,105,609.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2024.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2024, the value of these securities amounted to
approximately $3,217,775 or 0.71% of net assets.
(e) Represents less than 0.05% of net assets.
(f) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $59,212,627.
(g) The rate shown was the current yield as of October 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
OYJ  — Public Limited Company
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,697,151
Aggregate gross unrealized depreciation (2,805,781)
Net unrealized appreciation $ 1,891,370
Federal income tax cost $ 507,438,658

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
269 FLEXSHARES ANNUAL REPORT
Security Type % of Net Assets
Corporate Bonds 98.4%
Securities Lending Reinvestments 13.0
Short-Term Investments 0.5
Others
(1)
(11.9)
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 270
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
October 31,2024
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .4%
Aerospace & Defense - 1 .8%
Boeing Co. (The)
5.81%, 5/1/2050 $ 100,000 $ 94,316
6.86%, 5/1/2054(a) 55,000 58,973
General Dynamics Corp.
4.25%, 4/1/2040 100,000 89,753
Howmet Aerospace, Inc.
5.95%, 2/1/2037 30,000 31,675
Lockheed Martin Corp.
Series B, 6.15%, 9/1/2036 35,000 38,459
5.72%, 6/1/2040(b) 25,000 26,271
2.80%, 6/15/2050 25,000 16,420
4.09%, 9/15/2052 115,000 94,797
4.15%, 6/15/2053 20,000 16,670
5.70%, 11/15/2054 50,000 52,853
5.20%, 2/15/2055 60,000 59,043
4.30%, 6/15/2062 70,000 57,993
5.90%, 11/15/2063 80,000 86,796
5.20%, 2/15/2064 55,000 53,612
Northrop Grumman Corp.
5.20%, 6/1/2054 25,000 24,266
Precision Castparts Corp.
3.90%, 1/15/2043 85,000 70,933
872,830
Automobile Components - 0 .1%
Lear Corp.
5.25%, 5/15/2049 25,000 22,377
Banks - 6 .7%
Bank of America Corp.
2.68%, 6/19/2041(c) 70,000 50,040
3.31%, 4/22/2042(c) 55,000 42,515
3.95%, 1/23/2049(c) 10,000 8,087
4.33%, 3/15/2050(c) 15,000 12,865
4.08%, 3/20/2051(c) 90,000 73,774
2.97%, 7/21/2052(c) 15,000 10,082
Citigroup, Inc.
6.13%, 8/25/2036 50,000 52,188
6.88%, 3/5/2038 20,000 22,286
5.32%, 3/26/2041(c) 145,000 142,874
5.88%, 1/30/2042 45,000 47,261
2.90%, 11/3/2042(c) 100,000 72,144
6.68%, 9/13/2043 95,000 106,983
5.30%, 5/6/2044 100,000 96,868
4.75%, 5/18/2046 170,000 151,652
6.88%, 2/15/2098 25,000 28,524
Cooperatieve Rabobank UA
5.25%, 5/24/2041 95,000 95,858
Fifth Third Bancorp
8.25%, 3/1/2038 55,000 66,526
HSBC Holdings plc
6.50%, 9/15/2037 125,000 132,081
6.80%, 6/1/2038 225,000 245,490
JPMorgan Chase & Co.
6.40%, 5/15/2038 20,000 22,398
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 6.7% (continued)
JPMorgan Chase & Co. (continued)
5.50%, 10/15/2040 $ 10,000 $ 10,228
3.11%, 4/22/2041(c) 135,000 103,726
3.16%, 4/22/2042(c) 20,000 15,217
3.96%, 11/15/2048(c) 60,000 48,994
3.33%, 4/22/2052(c) 60,000 43,417
Lloyds Banking Group plc
4.34%, 1/9/2048 250,000 202,259
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 50,000 42,973
Regions Financial Corp.
7.38%, 12/10/2037 50,000 56,327
Sumitomo Mitsui Financial Group, Inc.
5.84%, 7/9/2044 50,000 51,552
Wells Fargo & Co.
3.07%, 4/30/2041(c) 10,000 7,515
5.38%, 11/2/2043 110,000 105,684
5.61%, 1/15/2044 180,000 177,097
4.65%, 11/4/2044 55,000 47,873
4.90%, 11/17/2045 240,000 214,552
4.40%, 6/14/2046 195,000 161,558
4.75%, 12/7/2046 180,000 157,327
5.01%, 4/4/2051(c) 90,000 84,096
4.61%, 4/25/2053(c) 10,000 8,804
Westpac Banking Corp.
2.96%, 11/16/2040 145,000 105,759
3.13%, 11/18/2041 75,000 55,222
3,180,676
Beverages - 2 .4%
Coca-Cola Co. (The)
2.50%, 6/1/2040 120,000 86,382
2.88%, 5/5/2041 50,000 37,562
4.20%, 3/25/2050 50,000 43,889
2.60%, 6/1/2050 140,000 88,979
3.00%, 3/5/2051 105,000 72,388
2.50%, 3/15/2051 70,000 43,226
5.30%, 5/13/2054 150,000 151,136
5.20%, 1/14/2055 75,000 74,651
2.75%, 6/1/2060 105,000 64,930
5.40%, 5/13/2064 135,000 136,142
Constellation Brands, Inc.
4.50%, 5/9/2047 35,000 30,230
4.10%, 2/15/2048 70,000 56,870
5.25%, 11/15/2048 30,000 28,806
3.75%, 5/1/2050 30,000 22,827
Diageo Investment Corp.
7.45%, 4/15/2035 20,000 23,689
PepsiCo, Inc.
5.50%, 1/15/2040 35,000 36,658
3.50%, 3/19/2040 55,000 45,308
3.60%, 8/13/2042 95,000 76,606
4.60%, 7/17/2045 10,000 9,204

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
271 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 2.4% (continued)
PepsiCo, Inc. (continued)
5.25%, 7/17/2054 $ 30,000 $ 30,136
1,159,619
Biotechnology - 0 .9%
AbbVie, Inc.
4.50%, 5/14/2035 5,000 4,783
4.05%, 11/21/2039 20,000 17,576
4.25%, 11/21/2049 55,000 46,704
5.40%, 3/15/2054 15,000 15,113
5.50%, 3/15/2064 170,000 171,404
Amgen, Inc.
5.65%, 3/2/2053 40,000 40,241
5.75%, 3/2/2063 65,000 65,094
Biogen, Inc.
5.20%, 9/15/2045 15,000 13,887
3.15%, 5/1/2050 20,000 13,098
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 75,000 46,623
434,523
Broadline Retail - 0 .1%
eBay, Inc.
4.00%, 7/15/2042 70,000 57,099
Building Products - 0 .4%
Masco Corp.
4.50%, 5/15/2047 50,000 42,211
Trane Technologies Financing Ltd.
4.65%, 11/1/2044 25,000 22,494
4.50%, 3/21/2049 40,000 35,344
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043 50,000 51,824
4.30%, 2/21/2048 20,000 17,148
169,021
Capital Markets - 2 .6%
BlackRock Funding, Inc.
5.25%, 3/14/2054 15,000 14,771
5.35%, 1/8/2055 100,000 100,092
Brookfield Finance, Inc.
5.97%, 3/4/2054 25,000 25,924
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 100,000 109,732
4.02%, 10/31/2038(c) 20,000 17,359
6.25%, 2/1/2041 20,000 21,682
3.21%, 4/22/2042(c) 25,000 18,885
2.91%, 7/21/2042(c) 40,000 28,923
3.44%, 2/24/2043(c) 20,000 15,465
5.15%, 5/22/2045 25,000 23,889
4.75%, 10/21/2045 20,000 18,380
Moody's Corp.
2.75%, 8/19/2041 55,000 39,023
5.25%, 7/15/2044 50,000 48,521
4.88%, 12/17/2048 35,000 32,314
3.25%, 5/20/2050 40,000 27,779
3.75%, 2/25/2052 25,000 19,170
2.55%, 8/18/2060 50,000 26,937
3.10%, 11/29/2061 95,000 59,275
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2.6% (continued)
Morgan Stanley
3.22%, 4/22/2042(c) $ 75,000 $ 57,702
6.38%, 7/24/2042 20,000 22,456
4.30%, 1/27/2045 55,000 47,903
5.60%, 3/24/2051(c) 25,000 26,036
Nasdaq, Inc.
2.50%, 12/21/2040 50,000 34,090
5.95%, 8/15/2053 60,000 62,429
6.10%, 6/28/2063 60,000 62,917
Raymond James Financial, Inc.
4.95%, 7/15/2046 25,000 23,148
S&P Global, Inc.
6.55%, 11/15/2037 20,000 22,480
4.50%, 5/15/2048 20,000 17,769
3.25%, 12/1/2049 65,000 46,703
3.70%, 3/1/2052 90,000 69,633
2.30%, 8/15/2060 50,000 26,417
3.90%, 3/1/2062 80,000 62,280
1,230,084
Chemicals - 2 .1%
CF Industries, Inc.
4.95%, 6/1/2043 60,000 53,916
5.38%, 3/15/2044 75,000 70,805
Dow Chemical Co. (The)
9.40%, 5/15/2039 10,000 13,353
6.90%, 5/15/2053 40,000 45,466
Ecolab, Inc.
2.75%, 8/18/2055 37,000 22,868
LYB International Finance BV
5.25%, 7/15/2043 75,000 69,772
4.88%, 3/15/2044 50,000 44,394
LYB International Finance III LLC
3.38%, 10/1/2040 50,000 37,738
4.20%, 10/15/2049 80,000 62,604
4.20%, 5/1/2050 50,000 38,995
3.63%, 4/1/2051 200,000 141,018
3.80%, 10/1/2060 25,000 17,221
LyondellBasell Industries NV
4.63%, 2/26/2055 50,000 41,328
PPG Industries, Inc.
5.50%, 11/15/2040 25,000 24,238
RPM International, Inc.
5.25%, 6/1/2045 20,000 19,238
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 25,000 20,446
4.55%, 8/1/2045 25,000 21,815
4.50%, 6/1/2047 110,000 95,013
3.80%, 8/15/2049 70,000 53,716
3.30%, 5/15/2050 60,000 41,739
2.90%, 3/15/2052 75,000 47,739
983,422
Commercial Services & Supplies - 0 .2%
Republic Services, Inc.
5.20%, 11/15/2034 40,000 40,460
6.20%, 3/1/2040 20,000 21,650

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 272
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.2% (continued)
Republic Services, Inc. (continued)
5.70%, 5/15/2041 $ 25,000 $ 25,525
Waste Management, Inc.
2.95%, 6/1/2041 15,000 11,201
98,836
Communications Equipment - 1 .6%
Cisco Systems, Inc.
5.90%, 2/15/2039 200,000 215,278
5.50%, 1/15/2040 215,000 222,409
5.30%, 2/26/2054 105,000 105,632
5.35%, 2/26/2064 100,000 100,360
Juniper Networks, Inc.
5.95%, 3/15/2041 35,000 35,134
Motorola Solutions, Inc.
5.50%, 9/1/2044 30,000 29,566
Nokia OYJ
6.63%, 5/15/2039 55,000 56,376
764,755
Construction & Engineering - 0 .1%
Valmont Industries, Inc.
5.00%, 10/1/2044 25,000 22,976
5.25%, 10/1/2054 10,000 9,218
32,194
Construction Materials - 0 .4%
Lafarge SA
7.13%, 7/15/2036 75,000 85,751
Vulcan Materials Co.
4.50%, 6/15/2047 25,000 21,505
4.70%, 3/1/2048 80,000 70,509
177,765
Consumer Staples Distribution & Retail - 0 .8%
Kroger Co. (The)
6.90%, 4/15/2038 75,000 84,350
5.40%, 7/15/2040 5,000 4,894
5.00%, 4/15/2042 25,000 23,268
5.15%, 8/1/2043 10,000 9,465
5.50%, 9/15/2054 50,000 48,555
Sysco Corp.
5.38%, 9/21/2035 55,000 55,693
6.60%, 4/1/2040 5,000 5,463
4.85%, 10/1/2045 15,000 13,487
4.50%, 4/1/2046 5,000 4,242
6.60%, 4/1/2050 60,000 67,404
3.15%, 12/14/2051 130,000 86,953
403,774
Containers & Packaging - 0 .1%
Packaging Corp. of America
4.05%, 12/15/2049 45,000 35,953
Diversified REITs - 0 .3%
Simon Property Group LP
REIT, 6.75%, 2/1/2040 30,000 33,682
VICI Properties LP
REIT, 5.63%, 5/15/2052 70,000 65,712
REIT, 6.13%, 4/1/2054 35,000 35,220
134,614
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 0 .5%
AT&T, Inc.
3.55%, 9/15/2055 $ 125,000 $ 86,768
3.80%, 12/1/2057 50,000 35,907
3.65%, 9/15/2059 60,000 41,171
Telefonica Emisiones SA
7.05%, 6/20/2036 70,000 78,155
242,001
Electric Utilities - 4 .2%
AEP Texas, Inc.
Series H, 3.45%, 1/15/2050 40,000 27,622
3.45%, 5/15/2051 25,000 17,125
Alabama Power Co.
5.50%, 3/15/2041 25,000 25,021
Series 11-C, 5.20%, 6/1/2041 25,000 23,896
4.10%, 1/15/2042 75,000 62,558
Appalachian Power Co.
4.45%, 6/1/2045 25,000 20,955
Series Y, 4.50%, 3/1/2049 25,000 20,930
Arizona Public Service Co.
3.35%, 5/15/2050 50,000 34,539
Duke Energy Corp.
3.50%, 6/15/2051 45,000 31,453
5.00%, 8/15/2052 50,000 45,133
5.80%, 6/15/2054 25,000 25,062
Entergy Louisiana LLC
5.70%, 3/15/2054 100,000 102,394
Evergy Kansas Central, Inc.
3.25%, 9/1/2049 75,000 51,862
5.70%, 3/15/2053 100,000 101,235
Georgia Power Co.
5.40%, 6/1/2040 25,000 24,718
Series 10-C, 4.75%, 9/1/2040 75,000 70,285
4.30%, 3/15/2042 60,000 52,303
4.30%, 3/15/2043 75,000 64,220
Idaho Power Co.
5.80%, 4/1/2054 50,000 51,546
Indiana Michigan Power Co.
3.25%, 5/1/2051 25,000 17,063
International Transmission Co.
4.63%, 8/15/2043 20,000 17,509
Interstate Power and Light Co.
3.10%, 11/30/2051 75,000 49,794
Kentucky Utilities Co.
5.13%, 11/1/2040 70,000 67,805
3.30%, 6/1/2050 75,000 52,489
Louisville Gas and Electric Co.
5.13%, 11/15/2040 20,000 19,307
MidAmerican Energy Co.
2.70%, 8/1/2052 75,000 47,323
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 25,000 21,283
Nevada Power Co.
Series R, 6.75%, 7/1/2037 25,000 28,075
5.38%, 9/15/2040 25,000 24,737

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
273 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 4.2% (continued)
Nevada Power Co. (continued)
5.45%, 5/15/2041 $ 25,000 $ 24,700
Series EE, 3.13%, 8/1/2050 75,000 50,029
Series GG, 5.90%, 5/1/2053 25,000 26,018
Ohio Power Co.
Series R, 2.90%, 10/1/2051 25,000 15,763
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 10,000 10,204
5.60%, 4/1/2053 80,000 80,616
Pacific Gas and Electric Co.
6.75%, 1/15/2053 40,000 43,750
PacifiCorp
6.10%, 8/1/2036 25,000 26,201
5.75%, 4/1/2037 25,000 25,532
6.25%, 10/15/2037 50,000 53,299
6.00%, 1/15/2039 75,000 77,518
4.13%, 1/15/2049 25,000 19,727
4.15%, 2/15/2050 25,000 19,641
3.30%, 3/15/2051 25,000 16,787
2.90%, 6/15/2052 75,000 46,117
5.35%, 12/1/2053 25,000 23,597
5.50%, 5/15/2054 25,000 24,060
5.80%, 1/15/2055 25,000 25,007
Public Service Co. of Oklahoma
Series K, 3.15%, 8/15/2051 25,000 16,429
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045 25,000 19,303
Series L, 3.85%, 2/1/2048 25,000 18,756
3.25%, 11/1/2051 25,000 16,625
Tucson Electric Power Co.
4.00%, 6/15/2050 50,000 39,416
5.50%, 4/15/2053 25,000 24,635
Wisconsin Electric Power Co.
3.65%, 12/15/2042 35,000 27,340
4.25%, 6/1/2044 10,000 8,427
4.30%, 12/15/2045 10,000 8,439
Xcel Energy, Inc.
4.80%, 9/15/2041 25,000 22,082
2,008,260
Electrical Equipment - 0 .1%
ABB Finance USA, Inc.
4.38%, 5/8/2042 50,000 45,449
Electronic Equipment, Instruments & Components - 0 .4%
Corning, Inc.
4.70%, 3/15/2037 50,000 47,362
5.75%, 8/15/2040 20,000 20,400
4.75%, 3/15/2042 30,000 27,271
5.35%, 11/15/2048 30,000 29,094
5.45%, 11/15/2079 25,000 23,414
Tyco Electronics Group SA
7.13%, 10/1/2037 40,000 46,604
194,145
Energy Equipment & Services - 0 .1%
Helmerich & Payne, Inc.
5.50%, 12/1/2034(a) 25,000 23,673
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 0.1% (continued)
NOV, Inc.
3.95%, 12/1/2042 $ 50,000 $ 37,931
61,604
Entertainment - 0 .6%
Electronic Arts, Inc.
2.95%, 2/15/2051 70,000 46,112
NBCUniversal Media LLC
6.40%, 4/30/2040 10,000 10,890
Netflix, Inc.
5.40%, 8/15/2054 100,000 100,577
Walt Disney Co. (The)
6.15%, 3/1/2037 30,000 32,380
Warnermedia Holdings, Inc.
5.05%, 3/15/2042 50,000 39,902
5.14%, 3/15/2052 70,000 52,725
282,586
Financial Services - 2 .9%
Apollo Global Management, Inc.
5.80%, 5/21/2054 115,000 117,933
Fidelity National Information Services, Inc.
3.10%, 3/1/2041 35,000 25,994
4.50%, 8/15/2046 20,000 16,701
4.75%, 5/15/2048 50,000 42,384
Fiserv, Inc.
4.40%, 7/1/2049 195,000 165,013
Mastercard, Inc.
3.80%, 11/21/2046 45,000 36,349
3.95%, 2/26/2048 160,000 133,436
3.65%, 6/1/2049 120,000 93,764
3.85%, 3/26/2050 145,000 116,902
2.95%, 3/15/2051 50,000 33,966
Shell International Finance BV
6.38%, 12/15/2038 20,000 22,276
Visa, Inc.
2.70%, 4/15/2040 90,000 67,541
4.30%, 12/14/2045 350,000 309,804
3.65%, 9/15/2047 115,000 91,479
Voya Financial, Inc.
5.70%, 7/15/2043 30,000 29,320
Western Union Co. (The)
6.20%, 11/17/2036 35,000 35,913
6.20%, 6/21/2040 20,000 20,251
1,359,026
Food Products - 0 .4%
General Mills, Inc.
4.55%, 4/17/2038 25,000 22,902
5.40%, 6/15/2040 25,000 24,695
Ingredion, Inc.
6.63%, 4/15/2037 25,000 27,349
3.90%, 6/1/2050 35,000 26,401
Kraft Heinz Foods Co.
6.50%, 2/9/2040 50,000 54,624
5.00%, 6/4/2042 10,000 9,306
5.20%, 7/15/2045 10,000 9,375
174,652

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 274
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Gas Utilities - 0 .4%
Atmos Energy Corp.
2.85%, 2/15/2052 $ 100,000 $ 63,935
5.75%, 10/15/2052 25,000 26,141
6.20%, 11/15/2053 50,000 55,406
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 25,000 22,246
167,728
Ground Transportation - 2 .8%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 25,000 27,335
5.75%, 5/1/2040 90,000 94,680
5.40%, 6/1/2041 75,000 75,647
4.40%, 3/15/2042 50,000 44,683
4.45%, 3/15/2043 75,000 67,265
4.55%, 9/1/2044 15,000 13,473
4.70%, 9/1/2045 35,000 31,922
3.90%, 8/1/2046 95,000 77,052
4.15%, 12/15/2048 65,000 54,296
3.05%, 2/15/2051 75,000 51,002
3.30%, 9/15/2051 115,000 82,123
2.88%, 6/15/2052 90,000 58,585
4.45%, 1/15/2053 120,000 105,216
5.20%, 4/15/2054 180,000 176,829
Canadian National Railway Co.
4.50%, 11/7/2043 75,000 65,856
Canadian Pacific Railway Co.
5.75%, 1/15/2042 30,000 29,931
Uber Technologies, Inc.
5.35%, 9/15/2054 20,000 19,073
Union Pacific Corp.
3.95%, 8/15/2059 50,000 38,539
3.84%, 3/20/2060 75,000 56,316
3.55%, 5/20/2061 45,000 31,726
5.15%, 1/20/2063 40,000 38,075
4.10%, 9/15/2067 75,000 58,224
3.75%, 2/5/2070 15,000 10,644
3.80%, 4/6/2071 25,000 18,010
3.85%, 2/14/2072 15,000 10,970
1,337,472
Health Care Equipment & Supplies - 1 .1%
Abbott Laboratories
6.15%, 11/30/2037 50,000 55,390
6.00%, 4/1/2039 70,000 76,871
4.90%, 11/30/2046 15,000 14,496
Becton Dickinson & Co.
4.67%, 6/6/2047 25,000 21,980
Boston Scientific Corp.
6.50%, 11/15/2035(b) 30,000 33,415
7.38%, 1/15/2040 30,000 35,731
4.70%, 3/1/2049 60,000 55,093
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 100,000 73,452
Stryker Corp.
4.10%, 4/1/2043 45,000 37,764
4.38%, 5/15/2044 25,000 21,519
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 1.1% (continued)
Stryker Corp. (continued)
4.63%, 3/15/2046 $ 100,000 $ 89,330
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035 25,000 22,637
537,678
Health Care Providers & Services - 4 .6%
Cardinal Health, Inc.
4.60%, 3/15/2043 60,000 52,002
4.50%, 11/15/2044 25,000 21,201
4.90%, 9/15/2045 55,000 49,341
4.37%, 6/15/2047 40,000 33,235
Cencora, Inc.
4.25%, 3/1/2045 85,000 71,872
4.30%, 12/15/2047 60,000 50,101
Cigna Group (The)
4.90%, 12/15/2048 20,000 17,736
CVS Health Corp.
4.78%, 3/25/2038 125,000 111,556
5.05%, 3/25/2048 75,000 64,705
Elevance Health, Inc.
5.95%, 12/15/2034 10,000 10,533
5.85%, 1/15/2036 20,000 20,779
6.38%, 6/15/2037 30,000 32,592
4.63%, 5/15/2042 35,000 30,953
4.65%, 1/15/2043 80,000 71,052
5.10%, 1/15/2044 40,000 37,289
4.65%, 8/15/2044 40,000 35,221
4.38%, 12/1/2047 60,000 49,852
4.55%, 3/1/2048 60,000 51,218
3.70%, 9/15/2049 25,000 18,529
3.13%, 5/15/2050 75,000 49,976
4.55%, 5/15/2052 25,000 21,061
6.10%, 10/15/2052 20,000 21,022
5.13%, 2/15/2053 10,000 9,218
5.65%, 6/15/2054 55,000 54,811
4.85%, 8/15/2054 25,000 21,794
HCA, Inc.
5.50%, 6/15/2047 40,000 37,870
5.25%, 6/15/2049 115,000 104,219
3.50%, 7/15/2051 25,000 17,026
4.63%, 3/15/2052 80,000 65,752
5.90%, 6/1/2053 40,000 39,549
6.00%, 4/1/2054 80,000 80,378
5.95%, 9/15/2054 90,000 89,782
6.10%, 4/1/2064 45,000 44,938
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 20,000 17,657
McKesson Corp.
4.88%, 3/15/2044 25,000 22,429
UnitedHealth Group, Inc.
5.80%, 3/15/2036 15,000 15,839
6.63%, 11/15/2037 25,000 28,203
6.88%, 2/15/2038 15,000 17,374
3.50%, 8/15/2039 20,000 16,385
2.75%, 5/15/2040 45,000 32,654

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
275 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 4.6% (continued)
UnitedHealth Group, Inc. (continued)
5.95%, 2/15/2041 $ 25,000 $ 26,379
5.88%, 2/15/2053 40,000 41,921
5.38%, 4/15/2054 50,000 49,153
5.63%, 7/15/2054 125,000 127,150
3.88%, 8/15/2059 45,000 33,461
4.95%, 5/15/2062 45,000 40,928
6.05%, 2/15/2063 80,000 84,968
5.20%, 4/15/2063 85,000 79,835
5.50%, 4/15/2064 55,000 54,149
5.75%, 7/15/2064 30,000 30,574
2,206,222
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts LP
REIT, 5.50%, 4/15/2035 50,000 49,053
Hotels, Restaurants & Leisure - 2 .1%
Darden Restaurants, Inc.
4.55%, 2/15/2048 30,000 24,685
Marriott International, Inc.
5.35%, 3/15/2035 100,000 99,475
McDonald's Corp.
4.70%, 12/9/2035 45,000 43,660
6.30%, 10/15/2037 100,000 109,485
6.30%, 3/1/2038 45,000 49,312
5.70%, 2/1/2039 45,000 46,932
3.70%, 2/15/2042 35,000 27,902
3.63%, 5/1/2043 60,000 47,266
4.60%, 5/26/2045 40,000 35,590
4.88%, 12/9/2045 90,000 82,928
4.45%, 3/1/2047 80,000 69,034
4.45%, 9/1/2048 75,000 64,570
3.63%, 9/1/2049 140,000 104,470
4.20%, 4/1/2050 75,000 61,313
5.15%, 9/9/2052 65,000 61,707
5.45%, 8/14/2053 80,000 79,108
1,007,437
Household Durables - 0 .1%
PulteGroup, Inc.
6.00%, 2/15/2035 25,000 26,170
Household Products - 0 .4%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 25,000 19,875
5.00%, 6/15/2052 50,000 47,230
Kimberly-Clark Corp.
6.63%, 8/1/2037 25,000 28,814
5.30%, 3/1/2041 40,000 40,195
3.70%, 6/1/2043 25,000 19,966
3.90%, 5/4/2047 25,000 20,309
176,389
Independent Power and Renewable Electricity Producers - 0 .2%
Constellation Energy Generation LLC
5.75%, 10/1/2041 15,000 15,125
5.60%, 6/15/2042 25,000 24,808
Southern Power Co.
5.15%, 9/15/2041 25,000 23,887
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Independent Power and Renewable Electricity Producers - 0.2%
(continued)
Southern Power Co. (continued)
5.25%, 7/15/2043 $ 30,000 $ 28,790
Series F, 4.95%, 12/15/2046 25,000 22,446
115,056
Industrial Conglomerates - 0 .2%
Honeywell International, Inc.
5.38%, 3/1/2041 20,000 20,347
5.25%, 3/1/2054 30,000 29,956
5.35%, 3/1/2064 40,000 40,034
90,337
Industrial REITs - 0 .1%
Prologis LP
REIT, 5.25%, 6/15/2053 25,000 24,282
Insurance - 6 .2%
Aflac, Inc.
6.45%, 8/15/2040 20,000 21,656
4.00%, 10/15/2046 25,000 20,135
Alleghany Corp.
4.90%, 9/15/2044 25,000 23,369
3.25%, 8/15/2051 50,000 34,584
Allstate Corp. (The)
6.50%, 5/15/2057(c) 30,000 31,019
American International Group, Inc.
4.75%, 4/1/2048 25,000 22,661
Aon Corp.
6.25%, 9/30/2040 70,000 74,376
2.90%, 8/23/2051 30,000 19,013
3.90%, 2/28/2052 75,000 57,728
Aon Global Ltd.
4.25%, 12/12/2042 20,000 16,444
4.45%, 5/24/2043 20,000 16,923
4.60%, 6/14/2044 40,000 35,050
4.75%, 5/15/2045 50,000 44,596
Aon North America, Inc.
5.75%, 3/1/2054 200,000 202,398
Arch Capital Finance LLC
5.03%, 12/15/2046 30,000 27,435
Arch Capital Group US, Inc.
5.14%, 11/1/2043 60,000 56,072
Arthur J Gallagher & Co.
3.50%, 5/20/2051 135,000 94,925
3.05%, 3/9/2052 25,000 15,833
5.75%, 3/2/2053 50,000 49,914
6.75%, 2/15/2054 45,000 51,173
5.75%, 7/15/2054 50,000 50,315
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 25,852
3.45%, 5/15/2052 40,000 26,451
6.25%, 4/1/2054 100,000 102,699
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040 15,000 16,157
4.20%, 8/15/2048 55,000 47,378
2.85%, 10/15/2050 175,000 114,529
3.85%, 3/15/2052 290,000 229,073

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 276
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.2% (continued)
Brown & Brown, Inc.
4.95%, 3/17/2052 $ 50,000 $ 43,789
Cincinnati Financial Corp.
6.13%, 11/1/2034 35,000 37,110
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 75,000 47,562
Hartford Financial Services Group, Inc. (The)
5.95%, 10/15/2036 75,000 78,491
6.63%, 3/30/2040 25,000 27,484
6.10%, 10/1/2041 25,000 26,107
4.30%, 4/15/2043 25,000 21,455
4.40%, 3/15/2048 35,000 29,926
Markel Group, Inc.
5.00%, 3/30/2043 25,000 22,728
5.00%, 4/5/2046 45,000 40,318
5.00%, 5/20/2049 5,000 4,486
4.15%, 9/17/2050 10,000 7,792
3.45%, 5/7/2052 30,000 20,447
6.00%, 5/16/2054 25,000 25,494
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039 25,000 23,672
4.35%, 1/30/2047 25,000 21,267
4.20%, 3/1/2048 50,000 41,615
4.90%, 3/15/2049 135,000 124,772
2.90%, 12/15/2051 85,000 54,649
6.25%, 11/1/2052 45,000 49,941
5.45%, 3/15/2053 50,000 49,701
5.70%, 9/15/2053 125,000 128,726
5.45%, 3/15/2054 75,000 74,715
MetLife, Inc.
10.75%, 8/1/2039 20,000 27,758
4.60%, 5/13/2046 50,000 44,931
Old Republic International Corp.
3.85%, 6/11/2051 50,000 36,160
Prudential Financial, Inc.
4.35%, 2/25/2050 25,000 21,180
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 25,000 31,391
Trinity Acquisition plc
6.13%, 8/15/2043 45,000 44,857
Unum Group
5.75%, 8/15/2042 50,000 49,625
W R Berkley Corp.
6.25%, 2/15/2037 25,000 26,384
4.75%, 8/1/2044 25,000 22,510
Willis North America, Inc.
5.05%, 9/15/2048 80,000 72,195
3.88%, 9/15/2049 25,000 18,915
5.90%, 3/5/2054 50,000 50,207
2,976,118
Interactive Media & Services - 1 .9%
Meta Platforms, Inc.
4.45%, 8/15/2052 280,000 245,968
5.60%, 5/15/2053 255,000 264,334
5.40%, 8/15/2054 50,000 50,229
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Media & Services - 1.9% (continued)
Meta Platforms, Inc. (continued)
4.65%, 8/15/2062 $ 140,000 $ 124,207
5.75%, 5/15/2063 185,000 193,099
5.55%, 8/15/2064 45,000 45,613
923,450
IT Services - 1 .7%
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 50,000 48,272
5.30%, 2/5/2054 150,000 143,625
International Business Machines Corp.
4.15%, 5/15/2039 190,000 166,556
2.85%, 5/15/2040 50,000 36,609
4.00%, 6/20/2042 95,000 79,488
4.25%, 5/15/2049 170,000 141,131
2.95%, 5/15/2050 10,000 6,517
3.43%, 2/9/2052 10,000 7,097
4.90%, 7/27/2052 80,000 73,571
5.10%, 2/6/2053 70,000 66,838
7.13%, 12/1/2096 25,000 31,359
801,063
Leisure Products - 0 .1%
Brunswick Corp.
5.10%, 4/1/2052 15,000 12,094
Mattel, Inc.
6.20%, 10/1/2040 25,000 24,960
37,054
Machinery - 0 .9%
Cummins, Inc.
5.45%, 2/20/2054 10,000 10,109
Dover Corp.
6.60%, 3/15/2038 25,000 27,562
5.38%, 3/1/2041 65,000 64,255
Illinois Tool Works, Inc.
4.88%, 9/15/2041 45,000 43,164
3.90%, 9/1/2042 130,000 109,269
Ingersoll Rand, Inc.
5.70%, 6/15/2054 25,000 25,685
Otis Worldwide Corp.
3.11%, 2/15/2040 50,000 38,928
3.36%, 2/15/2050 52,000 37,499
Parker-Hannifin Corp.
6.25%, 5/15/2038 15,000 16,300
Snap-on, Inc.
4.10%, 3/1/2048 25,000 21,031
3.10%, 5/1/2050 50,000 34,928
Xylem, Inc.
4.38%, 11/1/2046 25,000 21,148
449,878
Media - 2 .9%
Charter Communications Operating LLC
5.38%, 4/1/2038 25,000 22,268
6.48%, 10/23/2045 125,000 118,097
5.38%, 5/1/2047 35,000 28,610
5.75%, 4/1/2048 65,000 55,533
5.13%, 7/1/2049 50,000 39,337

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
277 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 2.9% (continued)
Charter Communications Operating LLC
(continued)
4.80%, 3/1/2050 $ 90,000 $ 67,525
5.25%, 4/1/2053 30,000 24,020
6.83%, 10/23/2055 20,000 19,421
3.85%, 4/1/2061 45,000 27,028
4.40%, 12/1/2061 60,000 40,087
3.95%, 6/30/2062 30,000 18,155
5.50%, 4/1/2063 40,000 31,801
Comcast Corp.
6.45%, 3/15/2037 5,000 5,490
6.95%, 8/15/2037 25,000 28,641
6.55%, 7/1/2039 20,000 22,164
6.40%, 3/1/2040 10,000 10,882
2.89%, 11/1/2051 35,000 22,217
5.35%, 5/15/2053 25,000 24,231
5.65%, 6/1/2054 25,000 25,363
2.94%, 11/1/2056 45,000 27,805
Fox Corp.
5.48%, 1/25/2039 150,000 144,949
5.58%, 1/25/2049 150,000 142,389
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 35,000 26,176
5.40%, 10/1/2048 45,000 42,564
Omnicom Group, Inc.
5.30%, 11/1/2034 40,000 40,118
Paramount Global
5.85%, 9/1/2043 50,000 42,552
4.95%, 5/19/2050 25,000 18,639
Time Warner Cable LLC
6.55%, 5/1/2037 120,000 115,397
7.30%, 7/1/2038 75,000 76,412
5.88%, 11/15/2040 30,000 26,498
5.50%, 9/1/2041 60,000 50,528
4.50%, 9/15/2042 25,000 18,685
1,403,582
Metals & Mining - 1 .6%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 120,000 115,225
5.50%, 9/8/2053 60,000 60,940
Freeport-McMoRan, Inc.
5.45%, 3/15/2043 70,000 67,180
Nucor Corp.
6.40%, 12/1/2037 30,000 33,171
2.98%, 12/15/2055 25,000 15,650
Reliance, Inc.
6.85%, 11/15/2036 25,000 27,623
Rio Tinto Alcan, Inc.
5.75%, 6/1/2035 15,000 15,797
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 70,000 69,603
Southern Copper Corp.
6.75%, 4/16/2040 75,000 82,420
5.25%, 11/8/2042 25,000 23,328
5.88%, 4/23/2045 25,000 25,022
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.6% (continued)
Steel Dynamics, Inc.
3.25%, 10/15/2050 $ 20,000 $ 13,680
Vale Overseas Ltd.
6.88%, 11/21/2036 75,000 82,038
6.88%, 11/10/2039 90,000 98,022
6.40%, 6/28/2054 35,000 35,159
764,858
Multi-Utilities - 1 .7%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 35,000 37,349
5.95%, 5/15/2037 30,000 31,707
5.15%, 11/15/2043 5,000 4,868
3.80%, 7/15/2048 75,000 57,438
4.45%, 1/15/2049 25,000 21,270
4.25%, 10/15/2050 75,000 61,428
2.85%, 5/15/2051 70,000 44,833
4.60%, 5/1/2053 35,000 30,078
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/2058 25,000 21,003
3.70%, 11/15/2059 25,000 18,121
Series C, 3.00%, 12/1/2060 25,000 15,318
Consumers Energy Co.
4.35%, 8/31/2064 25,000 20,330
NiSource, Inc.
5.95%, 6/15/2041 35,000 35,986
5.80%, 2/1/2042 60,000 59,958
5.25%, 2/15/2043 15,000 14,503
4.80%, 2/15/2044 30,000 27,068
5.65%, 2/1/2045 25,000 25,117
4.38%, 5/15/2047 60,000 50,670
Puget Sound Energy, Inc.
5.76%, 7/15/2040 25,000 25,062
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041 100,000 104,140
4.40%, 6/1/2043 75,000 64,602
3.95%, 10/1/2046 25,000 19,649
4.40%, 5/30/2047 25,000 20,751
Series 21A, 3.15%, 9/30/2051 25,000 16,484
827,733
Oil, Gas & Consumable Fuels - 17 .7%
Apache Corp.
5.10%, 9/1/2040 75,000 64,752
5.25%, 2/1/2042 45,000 38,938
5.35%, 7/1/2049 25,000 20,756
BP Capital Markets America, Inc.
3.38%, 2/8/2061 50,000 33,151
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 35,000 36,885
6.25%, 3/15/2038 100,000 103,954
6.75%, 2/1/2039 50,000 54,000
4.95%, 6/1/2047 125,000 110,519
Cenovus Energy, Inc.
6.75%, 11/15/2039 35,000 38,157
5.40%, 6/15/2047 87,000 80,803

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 278
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 17.7% (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039 $ 100,000 $ 80,179
ConocoPhillips Co.
5.55%, 3/15/2054 50,000 49,907
4.03%, 3/15/2062 160,000 121,485
5.70%, 9/15/2063 70,000 70,655
Continental Resources, Inc.
4.90%, 6/1/2044 50,000 41,363
Devon Energy Corp.
5.60%, 7/15/2041 140,000 132,664
4.75%, 5/15/2042 75,000 63,745
5.00%, 6/15/2045 125,000 107,179
5.75%, 9/15/2054 50,000 46,530
Diamondback Energy, Inc.
4.25%, 3/15/2052 75,000 58,482
6.25%, 3/15/2053 45,000 46,500
5.75%, 4/18/2054 160,000 155,413
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 75,000 67,174
4.60%, 12/15/2044 25,000 21,684
3.90%, 11/15/2049 25,000 18,481
Enbridge Energy Partners LP
Series B, 7.50%, 4/15/2038 25,000 28,955
5.50%, 9/15/2040 40,000 38,890
7.38%, 10/15/2045 70,000 81,348
Enbridge, Inc.
4.50%, 6/10/2044 45,000 38,139
5.50%, 12/1/2046 55,000 53,278
3.40%, 8/1/2051 55,000 37,950
6.70%, 11/15/2053 160,000 179,000
5.95%, 4/5/2054 105,000 107,398
Energy Transfer LP
6.63%, 10/15/2036 25,000 26,988
6.85%, 2/15/2040 10,000 10,660
6.05%, 6/1/2041 65,000 65,221
6.50%, 2/1/2042 50,000 52,510
6.10%, 2/15/2042 15,000 15,030
4.95%, 1/15/2043 15,000 13,194
5.15%, 2/1/2043 25,000 22,456
5.30%, 4/1/2044 25,000 22,934
5.00%, 5/15/2044(b) 80,000 70,074
5.15%, 3/15/2045 90,000 80,318
5.35%, 5/15/2045 50,000 45,770
6.13%, 12/15/2045 55,000 55,020
5.30%, 4/15/2047 75,000 67,484
5.40%, 10/1/2047 60,000 54,859
6.00%, 6/15/2048 35,000 34,518
6.25%, 4/15/2049 90,000 91,430
5.00%, 5/15/2050 125,000 108,515
5.95%, 5/15/2054 80,000 78,800
6.05%, 9/1/2054 40,000 40,048
EnLink Midstream Partners LP
5.60%, 4/1/2044 55,000 51,425
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035 25,000 25,416
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 17.7% (continued)
Enterprise Products Operating LLC (continued)
7.55%, 4/15/2038 $ 15,000 $ 17,940
6.13%, 10/15/2039 20,000 21,305
6.45%, 9/1/2040 95,000 103,978
5.95%, 2/1/2041 50,000 52,442
5.70%, 2/15/2042 55,000 55,879
4.85%, 8/15/2042 110,000 101,628
4.45%, 2/15/2043 65,000 56,907
4.85%, 3/15/2044 100,000 91,925
5.10%, 2/15/2045 40,000 37,732
4.90%, 5/15/2046 90,000 82,350
4.25%, 2/15/2048 25,000 20,767
4.80%, 2/1/2049 25,000 22,388
4.20%, 1/31/2050 50,000 40,818
3.70%, 1/31/2051 50,000 37,276
3.20%, 2/15/2052 50,000 33,810
3.30%, 2/15/2053 75,000 51,215
4.95%, 10/15/2054 30,000 27,372
5.55%, 2/16/2055 50,000 49,631
3.95%, 1/31/2060 50,000 37,362
Hess Corp.
6.00%, 1/15/2040 25,000 26,177
5.60%, 2/15/2041 45,000 45,159
Kinder Morgan Energy Partners LP
5.80%, 3/15/2035 25,000 25,458
6.50%, 2/1/2037 75,000 79,952
6.95%, 1/15/2038 70,000 76,665
6.50%, 9/1/2039 75,000 78,879
6.55%, 9/15/2040 25,000 26,291
7.50%, 11/15/2040 25,000 28,706
6.38%, 3/1/2041 100,000 103,875
5.63%, 9/1/2041 25,000 23,906
5.00%, 8/15/2042 25,000 22,370
4.70%, 11/1/2042 25,000 21,439
5.00%, 3/1/2043 25,000 22,249
5.50%, 3/1/2044 50,000 47,167
5.40%, 9/1/2044 30,000 27,951
Kinder Morgan, Inc.
5.55%, 6/1/2045 100,000 94,676
5.05%, 2/15/2046 75,000 66,713
5.20%, 3/1/2048 25,000 22,575
5.45%, 8/1/2052 40,000 37,413
5.95%, 8/1/2054 10,000 9,995
Marathon Oil Corp.
5.20%, 6/1/2045 25,000 23,628
Marathon Petroleum Corp.
6.50%, 3/1/2041 80,000 84,000
4.75%, 9/15/2044 35,000 29,870
5.85%, 12/15/2045 20,000 19,504
4.50%, 4/1/2048 20,000 16,110
5.00%, 9/15/2054 25,000 21,229
MPLX LP
5.20%, 3/1/2047 25,000 22,676
5.20%, 12/1/2047 25,000 22,267
5.50%, 2/15/2049 25,000 23,404

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
279 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 17.7% (continued)
MPLX LP (continued)
4.95%, 3/14/2052 $ 75,000 $ 64,608
5.65%, 3/1/2053 25,000 23,859
4.90%, 4/15/2058 25,000 20,792
Occidental Petroleum Corp.
6.45%, 9/15/2036 75,000 77,561
7.95%, 6/15/2039 35,000 40,489
6.20%, 3/15/2040 30,000 29,942
4.63%, 6/15/2045 35,000 27,629
6.60%, 3/15/2046 20,000 20,481
4.40%, 4/15/2046 50,000 38,412
4.10%, 2/15/2047 30,000 21,425
4.20%, 3/15/2048 10,000 7,426
4.40%, 8/15/2049 25,000 18,468
6.05%, 10/1/2054 50,000 48,458
ONEOK Partners LP
6.65%, 10/1/2036 75,000 81,369
6.85%, 10/15/2037 25,000 27,547
6.13%, 2/1/2041 65,000 65,725
6.20%, 9/15/2043 25,000 25,495
ONEOK, Inc.
6.00%, 6/15/2035 20,000 20,785
6.40%, 5/1/2037 15,000 15,546
4.20%, 12/1/2042 50,000 39,590
5.15%, 10/15/2043 85,000 77,701
4.20%, 3/15/2045 25,000 19,365
4.25%, 9/15/2046 40,000 31,425
4.95%, 7/13/2047 40,000 34,452
4.20%, 10/3/2047 45,000 34,580
5.20%, 7/15/2048 20,000 18,018
4.85%, 2/1/2049 40,000 34,134
4.45%, 9/1/2049 45,000 35,982
3.95%, 3/1/2050 45,000 33,093
4.50%, 3/15/2050 75,000 60,958
7.15%, 1/15/2051 30,000 33,515
6.63%, 9/1/2053 50,000 53,879
5.70%, 11/1/2054 50,000 48,211
5.85%, 11/1/2064 100,000 96,489
Ovintiv, Inc.
6.50%, 2/1/2038 30,000 30,954
7.10%, 7/15/2053 30,000 32,712
Phillips 66
5.88%, 5/1/2042 30,000 30,529
4.88%, 11/15/2044 30,000 26,795
Phillips 66 Co.
4.68%, 2/15/2045 25,000 21,497
5.65%, 6/15/2054 25,000 24,230
Plains All American Pipeline LP
6.65%, 1/15/2037 20,000 21,426
5.15%, 6/1/2042 35,000 31,739
4.70%, 6/15/2044 50,000 42,555
4.90%, 2/15/2045 25,000 21,733
South Bow USA Infrastructure Holdings LLC
6.18%, 10/1/2054(a) 25,000 24,742
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 17.7% (continued)
Spectra Energy Partners LP
5.95%, 9/25/2043 $ 30,000 $ 30,153
4.50%, 3/15/2045 50,000 41,791
Suncor Energy, Inc.
6.85%, 6/1/2039 50,000 54,931
4.00%, 11/15/2047 40,000 30,475
3.75%, 3/4/2051 65,000 47,405
Targa Resources Corp.
4.95%, 4/15/2052 25,000 21,757
6.25%, 7/1/2052 15,000 15,513
6.50%, 2/15/2053 50,000 53,705
Tennessee Gas Pipeline Co. LLC
7.63%, 4/1/2037 15,000 17,428
TotalEnergies Capital International SA
3.39%, 6/29/2060 80,000 54,325
TotalEnergies Capital SA
5.28%, 9/10/2054 50,000 47,982
5.64%, 4/5/2064 115,000 114,595
5.43%, 9/10/2064 75,000 72,192
TransCanada PipeLines Ltd.
7.63%, 1/15/2039 25,000 29,506
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/2048 50,000 42,775
Valero Energy Corp.
6.63%, 6/15/2037 25,000 26,928
3.65%, 12/1/2051 15,000 10,439
4.00%, 6/1/2052 30,000 22,298
Western Midstream Operating LP
5.45%, 11/15/2034 50,000 48,759
5.45%, 4/1/2044 95,000 85,923
5.30%, 3/1/2048 25,000 21,727
5.50%, 8/15/2048 25,000 22,257
5.25%, 2/1/2050(b) 135,000 117,780
Williams Cos., Inc. (The)
6.30%, 4/15/2040 85,000 89,618
5.80%, 11/15/2043 25,000 24,827
5.40%, 3/4/2044 25,000 23,761
5.75%, 6/24/2044 25,000 24,695
4.90%, 1/15/2045 40,000 35,566
5.10%, 9/15/2045 100,000 91,551
4.85%, 3/1/2048 45,000 39,517
3.50%, 10/15/2051 70,000 49,142
5.30%, 8/15/2052 20,000 18,757
5.80%, 11/15/2054 50,000 50,203
8,468,615
Pharmaceuticals - 3 .4%
AstraZeneca plc
6.45%, 9/15/2037 35,000 39,234
Eli Lilly & Co.
5.95%, 11/15/2037 10,000 10,901
5.05%, 8/14/2054 110,000 106,773
4.15%, 3/15/2059 45,000 37,099
4.95%, 2/27/2063 50,000 47,250
5.10%, 2/9/2064 150,000 143,915
5.20%, 8/14/2064 100,000 97,780

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 280
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 3.4% (continued)
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 $ 35,000 $ 38,970
Johnson & Johnson
3.63%, 3/3/2037 25,000 22,087
5.95%, 8/15/2037 60,000 66,209
5.85%, 7/15/2038 55,000 60,244
3.70%, 3/1/2046 25,000 20,554
3.75%, 3/3/2047 10,000 8,210
5.25%, 6/1/2054 70,000 71,853
2.45%, 9/1/2060 120,000 69,662
Merck & Co., Inc.
6.55%, 9/15/2037 25,000 28,356
2.35%, 6/24/2040 25,000 17,394
3.60%, 9/15/2042 25,000 20,095
4.15%, 5/18/2043 10,000 8,651
3.70%, 2/10/2045 20,000 15,975
4.00%, 3/7/2049 20,000 16,358
5.00%, 5/17/2053 70,000 66,653
2.90%, 12/10/2061 90,000 54,524
5.15%, 5/17/2063 80,000 77,065
Merck Sharp & Dohme Corp.
5.85%, 6/30/2039 20,000 21,221
Novartis Capital Corp.
4.40%, 5/6/2044 75,000 68,044
4.00%, 11/20/2045 50,000 42,531
4.70%, 9/18/2054 50,000 46,286
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 5/19/2063 50,000 48,117
Royalty Pharma plc
5.90%, 9/2/2054 50,000 49,701
Zoetis, Inc.
4.70%, 2/1/2043 120,000 108,997
4.45%, 8/20/2048 85,000 73,459
3.00%, 5/15/2050 50,000 33,474
1,637,642
Professional Services - 0 .2%
Verisk Analytics, Inc.
5.50%, 6/15/2045 75,000 72,784
3.63%, 5/15/2050 50,000 36,480
109,264
Retail REITs - 0 .0% (d)
Federal Realty OP LP
REIT, 3.63%, 8/1/2046 25,000 17,465
Semiconductors & Semiconductor Equipment - 2 .5%
Advanced Micro Devices, Inc.
4.39%, 6/1/2052 25,000 21,902
Analog Devices, Inc.
2.80%, 10/1/2041 60,000 43,294
5.30%, 12/15/2045 20,000 19,625
5.30%, 4/1/2054 65,000 65,028
Applied Materials, Inc.
5.85%, 6/15/2041 45,000 47,598
Broadcom, Inc.
3.14%, 11/15/2035(a) 25,000 20,541
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 2.5% (continued)
KLA Corp.
5.00%, 3/15/2049 $ 20,000 $ 18,852
4.95%, 7/15/2052 50,000 46,932
5.25%, 7/15/2062 50,000 48,499
Lam Research Corp.
4.88%, 3/15/2049 55,000 51,416
3.13%, 6/15/2060 20,000 12,918
NVIDIA Corp.
3.70%, 4/1/2060 45,000 34,865
NXP BV
3.25%, 5/11/2041 95,000 71,297
3.13%, 2/15/2042 35,000 25,376
QUALCOMM, Inc.
4.30%, 5/20/2047 100,000 85,223
4.50%, 5/20/2052 80,000 69,713
6.00%, 5/20/2053 75,000 80,567
Texas Instruments, Inc.
4.15%, 5/15/2048 200,000 169,491
4.10%, 8/16/2052 10,000 8,286
5.15%, 2/8/2054 95,000 93,070
5.05%, 5/18/2063 160,000 151,145
1,185,638
Software - 4 .2%
Intuit, Inc.
5.50%, 9/15/2053 120,000 122,487
Microsoft Corp.
3.50%, 2/12/2035 35,000 32,145
3.45%, 8/8/2036 100,000 88,548
4.10%, 2/6/2037 65,000 61,659
4.45%, 11/3/2045 20,000 18,977
2.53%, 6/1/2050 85,000 54,416
2.50%, 9/15/2050 25,000 15,860
2.92%, 3/17/2052 200,000 138,074
4.50%, 2/6/2057 50,000 47,012
2.68%, 6/1/2060 400,000 244,296
3.04%, 3/17/2062 160,000 106,822
Oracle Corp.
3.90%, 5/15/2035 75,000 66,672
3.80%, 11/15/2037 80,000 67,903
6.50%, 4/15/2038 60,000 65,564
6.13%, 7/8/2039 20,000 21,146
3.60%, 4/1/2040 45,000 35,840
3.65%, 3/25/2041 25,000 19,786
4.50%, 7/8/2044 115,000 98,662
4.13%, 5/15/2045 80,000 64,501
3.60%, 4/1/2050 5,000 3,600
3.95%, 3/25/2051 80,000 60,992
6.90%, 11/9/2052 150,000 172,525
5.55%, 2/6/2053 25,000 24,423
5.38%, 9/27/2054 100,000 95,140
4.38%, 5/15/2055 64,000 51,672
3.85%, 4/1/2060 115,000 81,563
Salesforce, Inc.
2.70%, 7/15/2041 100,000 72,308

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
281 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 4.2% (continued)
Salesforce, Inc. (continued)
3.05%, 7/15/2061 $ 75,000 $ 47,714
1,980,307
Specialized REITs - 0 .1%
American Tower Corp.
REIT, 2.95%, 1/15/2051 60,000 38,702
Specialty Retail - 3 .5%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 75,000 55,071
Home Depot, Inc. (The)
5.88%, 12/16/2036 210,000 225,229
3.30%, 4/15/2040 15,000 11,931
5.40%, 9/15/2040 75,000 76,105
5.95%, 4/1/2041 75,000 80,563
4.20%, 4/1/2043 20,000 17,377
4.40%, 3/15/2045 25,000 22,047
4.25%, 4/1/2046 25,000 21,509
4.50%, 12/6/2048 25,000 22,208
3.35%, 4/15/2050 55,000 39,914
2.75%, 9/15/2051 85,000 54,240
3.63%, 4/15/2052 55,000 41,717
5.30%, 6/25/2054 15,000 14,902
3.50%, 9/15/2056 35,000 25,394
Lowe's Cos., Inc.
2.80%, 9/15/2041 100,000 70,515
5.00%, 9/15/2043 70,000 65,520
4.38%, 9/15/2045 50,000 42,329
3.70%, 4/15/2046 100,000 75,757
4.05%, 5/3/2047 125,000 99,697
3.00%, 10/15/2050 175,000 112,986
4.25%, 4/1/2052 50,000 40,343
5.63%, 4/15/2053 135,000 133,794
5.75%, 7/1/2053 50,000 50,512
4.45%, 4/1/2062 150,000 119,618
5.80%, 9/15/2062 100,000 100,180
5.85%, 4/1/2063 40,000 40,426
TJX Cos., Inc. (The)
4.50%, 4/15/2050 30,000 27,128
1,687,012
Technology Hardware, Storage & Peripherals - 2 .1%
Apple, Inc.
2.38%, 2/8/2041 50,000 35,504
3.85%, 5/4/2043 75,000 63,976
3.45%, 2/9/2045 50,000 39,631
4.38%, 5/13/2045 35,000 31,732
4.65%, 2/23/2046 125,000 117,561
3.75%, 11/13/2047 60,000 48,729
2.95%, 9/11/2049 25,000 17,354
2.65%, 5/11/2050 50,000 32,473
2.65%, 2/8/2051 75,000 48,265
2.70%, 8/5/2051 80,000 51,950
3.95%, 8/8/2052 95,000 78,769
4.85%, 5/10/2053 30,000 29,424
2.80%, 2/8/2061 175,000 109,139
2.85%, 8/5/2061 150,000 94,680
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 2.1% (continued)
Apple, Inc. (continued)
4.10%, 8/8/2062 $ 170,000 $ 140,759
HP, Inc.
6.00%, 9/15/2041 80,000 82,459
1,022,405
Tobacco - 3 .9%
Altria Group, Inc.
5.80%, 2/14/2039 170,000 172,506
3.40%, 2/4/2041 40,000 29,791
4.25%, 8/9/2042 135,000 110,747
4.50%, 5/2/2043 50,000 42,085
5.38%, 1/31/2044 275,000 267,080
3.88%, 9/16/2046 60,000 44,792
5.95%, 2/14/2049 235,000 236,621
3.70%, 2/4/2051 50,000 35,163
4.00%, 2/4/2061 40,000 29,255
BAT Capital Corp.
4.39%, 8/15/2037 90,000 78,448
3.73%, 9/25/2040 25,000 19,138
7.08%, 8/2/2043 45,000 49,174
4.54%, 8/15/2047 95,000 76,099
4.76%, 9/6/2049 25,000 20,532
5.28%, 4/2/2050 35,000 31,392
3.98%, 9/25/2050 10,000 7,278
5.65%, 3/16/2052 45,000 41,747
7.08%, 8/2/2053 50,000 55,380
Philip Morris International, Inc.
6.38%, 5/16/2038 60,000 65,842
4.38%, 11/15/2041 50,000 43,576
4.50%, 3/20/2042 15,000 13,254
3.88%, 8/21/2042 75,000 60,850
4.13%, 3/4/2043 70,000 58,478
4.88%, 11/15/2043 70,000 64,640
4.25%, 11/10/2044 60,000 50,429
Reynolds American, Inc.
5.70%, 8/15/2035 5,000 5,047
7.25%, 6/15/2037 20,000 22,273
6.15%, 9/15/2043 25,000 24,985
5.85%, 8/15/2045 105,000 101,287
1,857,889
Trading Companies & Distributors - 0 .3%
WW Grainger, Inc.
4.60%, 6/15/2045 100,000 91,278
3.75%, 5/15/2046 30,000 23,913
4.20%, 5/15/2047 30,000 25,590
140,781
Wireless Telecommunication Services - 1 .6%
T-Mobile USA, Inc.
4.38%, 4/15/2040 145,000 128,290
3.00%, 2/15/2041 110,000 80,810
5.65%, 1/15/2053 170,000 170,367
5.75%, 1/15/2054 165,000 167,408
6.00%, 6/15/2054 90,000 94,541
5.50%, 1/15/2055 70,000 68,912
3.60%, 11/15/2060 25,000 17,263

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 282
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 1.6% (continued)
T-Mobile USA, Inc. (continued)
5.80%, 9/15/2062 $ 50,000 $ 50,537
778,128
Total Corporate Bonds
(Cost $47,654,847) 46,970,673
Total Investments - 98.4%
(Cost $47,654,847) 46,970,673
Other assets less liabilities - 1.6% 769,683
NET ASSETS - 100.0% $47,740,356
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2024, the value of these securities amounted to
approximately $127,929 or 0.27% of net assets.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2024.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
OYJ  — Public Limited Company
REIT  — Real Estate Investment Trust
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 439,934
Aggregate gross unrealized depreciation (1,379,877)
Net unrealized depreciation $ (939,943)
Federal income tax cost $ 47,910,616
Security Type % of Net Assets
Corporate Bonds 98 .4%
Others
(1)
1 .6
100 .0%
(1)
Includes any other net assets/(liabilities).

283 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
High Yield Value-Scored Bond Index Fund
October 31, 2024
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .0%
Aerospace & Defense - 2 .6%
AAR Escrow Issuer LLC
6.75%, 3/15/2029(a) $ 1,230,000 $ 1,257,329
Bombardier, Inc.
7.13%, 6/15/2026(a) 230,000 232,416
6.00%, 2/15/2028(a)(b) 595,000 594,333
7.50%, 2/1/2029(a) 560,000 583,099
BWX Technologies, Inc.
4.13%, 6/30/2028(a) 1,055,000 1,006,808
4.13%, 4/15/2029(a) 1,134,000 1,074,225
F-Brasile SpA
Series NR, 7.38%,
8/15/2026(a) 1,650,000 1,649,901
Moog, Inc.
4.25%, 12/15/2027(a)(b) 1,695,000 1,615,901
Spirit AeroSystems, Inc.
9.75%, 11/15/2030(a) 85,000 94,356
TransDigm, Inc.
5.50%, 11/15/2027(b) 5,680,000 5,630,311
6.75%, 8/15/2028(a)(b) 3,970,000 4,055,200
4.63%, 1/15/2029 6,930,000 6,580,912
6.38%, 3/1/2029(a)(b) 3,315,000 3,364,856
4.88%, 5/1/2029(b) 3,596,000 3,434,583
6.88%, 12/15/2030(a) 1,920,000 1,968,152
7.13%, 12/1/2031(a) 1,350,000 1,396,944
6.63%, 3/1/2032(a)(b) 2,200,000 2,237,244
Triumph Group, Inc.
9.00%, 3/15/2028(a)(b) 1,564,000 1,629,411
38,405,981
Air Freight & Logistics - 0 .3%
Cargo Aircraft Management, Inc.
4.75%, 2/1/2028(a) 2,050,000 1,955,862
Rand Parent LLC
8.50%, 2/15/2030(a) 2,815,000 2,808,807
4,764,669
Automobile Components - 1 .2%
Adient Global Holdings Ltd.
8.25%, 4/15/2031(a)(b) 285,000 295,239
Allison Transmission, Inc.
3.75%, 1/30/2031(a)(b) 973,000 863,506
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027 565,000 563,268
6.88%, 7/1/2028 465,000 460,222
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a) 1,100,000 920,546
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032(a)(b) 4,455,000 4,446,720
Icahn Enterprises LP
6.25%, 5/15/2026 715,000 702,763
5.25%, 5/15/2027 800,000 745,289
4.38%, 2/1/2029(b) 200,000 166,839
IHO Verwaltungs GmbH
6.37%, 5/15/2029(a)(c) 1,930,000 1,865,790
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 1.2% (continued)
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(a)(b) $ 400,000 $ 419,678
Patrick Industries, Inc.
4.75%, 5/1/2029(a)(b) 815,000 770,865
6.38%, 11/1/2032(a) 250,000 247,240
Phinia, Inc.
6.75%, 4/15/2029(a)(b) 325,000 331,762
6.63%, 10/15/2032(a) 200,000 199,342
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a) 1,025,000 895,208
ZF North America Capital, Inc.
6.88%, 4/14/2028(a)(b) 670,000 675,791
7.13%, 4/14/2030(a) 1,590,000 1,599,111
6.75%, 4/23/2030(a)(b) 750,000 739,300
16,908,479
Automobiles - 0 .7%
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(a) 2,575,000 2,489,501
5.88%, 1/15/2028(a)(b) 1,476,000 1,459,508
5.50%, 7/15/2029(a) 1,982,000 1,934,231
Mclaren Finance plc
7.50%, 8/1/2026(a) 1,340,000 1,299,800
PM General Purchaser LLC
9.50%, 10/1/2028(a)(b) 415,000 421,628
Thor Industries, Inc.
4.00%, 10/15/2029(a) 1,790,000 1,633,696
Winnebago Industries, Inc.
6.25%, 7/15/2028(a) 349,000 346,921
9,585,285
Banks - 0 .5%
Intesa Sanpaolo SpA
5.71%, 1/15/2026(a) 1,275,000 1,276,625
4.20%, 6/1/2032(a)(d) 940,000 823,066
4.95%, 6/1/2042(a)(d) 420,000 325,670
Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(d) 515,000 489,167
UniCredit SpA
7.30%, 4/2/2034(a)(d) 1,260,000 1,318,548
5.46%, 6/30/2035(a)(d) 2,065,000 1,991,736
Valley National Bancorp
3.00%, 6/15/2031(d) 1,200,000 1,021,338
7,246,150
Beverages - 0 .1%
Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)(b) 560,000 527,592
Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)(b) 550,000 543,294
1,070,886
Biotechnology - 0 .0% (e)
Grifols SA
4.75%, 10/15/2028(a) 375,000 345,557

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 284
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0 .6%
ANGI Group LLC
3.88%, 8/15/2028(a) $ 2,300,000 $ 2,081,010
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(a) 575,000 568,284
3.50%, 3/1/2029(a)(b) 1,350,000 1,245,904
Liberty Interactive LLC
8.25%, 2/1/2030 745,000 381,674
Macy's Retail Holdings LLC
5.88%, 3/15/2030(a) 190,000 183,759
6.13%, 3/15/2032(a) 200,000 191,091
6.70%, 7/15/2034(a) 1,015,000 871,020
5.13%, 1/15/2042 850,000 653,972
Millennium Escrow Corp.
6.63%, 8/1/2026(a) 2,630,000 1,691,723
Nordstrom, Inc.
5.00%, 1/15/2044 400,000 300,964
8,169,401
Building Products - 1 .3%
ACProducts Holdings, Inc.
6.38%, 5/15/2029(a) 1,750,000 1,104,686
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028(a) 1,775,000 1,867,635
CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a) 855,000 782,504
Eco Material Technologies, Inc.
7.88%, 1/31/2027(a) 1,525,000 1,534,826
EMRLD Borrower LP
6.63%, 12/15/2030(a) 2,380,000 2,420,515
Griffon Corp.
5.75%, 3/1/2028(b) 2,110,000 2,072,037
JELD-WEN, Inc.
4.88%, 12/15/2027(a)(b) 441,000 426,630
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(a) 1,175,000 1,195,268
MIWD Holdco II LLC
5.50%, 2/1/2030(a) 840,000 802,560
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a) 970,000 947,666
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a) 1,412,000 1,400,374
8.88%, 11/15/2031(a) 1,445,000 1,517,814
Standard Industries, Inc.
5.00%, 2/15/2027(a)(b) 535,000 523,920
4.75%, 1/15/2028(a) 620,000 597,975
4.38%, 7/15/2030(a)(b) 1,000,000 918,958
3.38%, 1/15/2031(a)(b) 680,000 590,301
Wilsonart LLC
11.00%, 8/15/2032(a)(b) 800,000 787,807
19,491,476
Capital Markets - 0 .9%
AG Issuer LLC
6.25%, 3/1/2028(a)(b) 1,125,000 1,101,519
AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)(b) 1,055,000 1,089,941
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 0.9% (continued)
Aretec Group, Inc.
7.50%, 4/1/2029(a) $ 450,000 $ 433,354
10.00%, 8/15/2030(a)(b) 1,290,000 1,405,591
Brightsphere Investment Group, Inc.
4.80%, 7/27/2026 250,000 244,599
Coinbase Global, Inc.
3.38%, 10/1/2028(a) 2,550,000 2,266,558
3.63%, 10/1/2031(a) 310,000 258,522
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)(b) 835,000 802,812
Dresdner Funding Trust I
8.15%, 6/30/2031(a) 2,250,000 2,498,145
Jane Street Group
4.50%, 11/15/2029(a)(b) 375,000 354,811
Nomura Holdings, Inc.
2.65%, 1/16/2025(b) 1,650,000 1,641,249
StoneX Group, Inc.
7.88%, 3/1/2031(a)(b) 350,000 368,197
12,465,298
Chemicals - 3 .4%
Ashland, Inc.
3.38%, 9/1/2031(a) 1,007,000 870,978
6.88%, 5/15/2043 695,000 737,563
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a) 250,000 134,375
Avient Corp.
7.13%, 8/1/2030(a) 550,000 565,611
Axalta Coating Systems Dutch Holding B BV
7.25%, 2/15/2031(a)(b) 1,155,000 1,207,027
Axalta Coating Systems LLC
4.75%, 6/15/2027(a) 350,000 343,006
Chemours Co. (The)
5.38%, 5/15/2027(b) 1,595,000 1,535,704
5.75%, 11/15/2028(a)(b) 1,015,000 936,916
4.63%, 11/15/2029(a) 250,000 217,052
Consolidated Energy Finance SA
5.63%, 10/15/2028(a) 1,535,000 1,250,917
12.00%, 2/15/2031(a) 1,720,000 1,677,513
Cornerstone Chemical Co. LLC
10.25%, 9/1/2027(a)(c) 195,000 98,302
CVR Partners LP
6.13%, 6/15/2028(a) 3,080,000 2,955,155
Element Solutions, Inc.
3.88%, 9/1/2028(a) 2,320,000 2,234,882
FXI Holdings, Inc.
12.25%, 11/15/2026(a)(b) 2,756,000 2,736,830
GPD Cos., Inc.
10.13%, 4/1/2026(a)(b) 555,000 527,348
HB Fuller Co.
4.00%, 2/15/2027 550,000 534,838
4.25%, 10/15/2028 870,000 824,397
Herens Holdco Sarl
4.75%, 5/15/2028(a)(b) 1,185,000 1,035,560
INEOS Finance plc
6.75%, 5/15/2028(a)(b) 760,000 767,238

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
285 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.4% (continued)
INEOS Finance plc (continued)
7.50%, 4/15/2029(a)(b) $ 1,960,000 $ 2,022,130
INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(a) 1,350,000 1,430,086
Ingevity Corp.
3.88%, 11/1/2028(a)(b) 705,000 648,746
Innophos Holdings, Inc.
9.38%, 2/15/2028(a) 310,000 291,919
Methanex Corp.
5.13%, 10/15/2027 490,000 476,868
5.65%, 12/1/2044 15,000 13,270
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)(b) 2,230,000 2,157,525
NOVA Chemicals Corp.
5.25%, 6/1/2027(a) 3,660,000 3,592,266
8.50%, 11/15/2028(a)(b) 270,000 286,270
4.25%, 5/15/2029(a) 1,920,000 1,749,150
9.00%, 2/15/2030(a)(b) 4,100,000 4,366,791
Nufarm Australia Ltd.
5.00%, 1/27/2030(a) 1,950,000 1,806,997
Olympus Water US Holding Corp.
7.13%, 10/1/2027(a) 380,000 385,851
4.25%, 10/1/2028(a) 600,000 564,723
9.75%, 11/15/2028(a) 1,220,000 1,294,309
Rain Carbon, Inc.
12.25%, 9/1/2029(a) 905,000 964,906
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)(b) 1,778,000 1,702,500
SCIL IV LLC
5.38%, 11/1/2026(a)(b) 1,380,000 1,363,124
SNF Group SACA
3.13%, 3/15/2027(a)(b) 1,150,000 1,093,986
3.38%, 3/15/2030(a) 200,000 179,286
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a) 1,120,000 1,049,261
WR Grace Holdings LLC
4.88%, 6/15/2027(a)(b) 550,000 539,680
49,170,856
Commercial Services & Supplies - 2 .9%
ADT Security Corp. (The)
4.13%, 8/1/2029(a)(b) 835,000 780,760
4.88%, 7/15/2032(a) 531,000 494,852
Allied Universal Holdco LLC
9.75%, 7/15/2027(a) 375,000 375,903
4.63%, 6/1/2028(a)(b) 1,050,000 984,183
6.00%, 6/1/2029(a) 375,000 343,126
7.88%, 2/15/2031(a) 840,000 854,845
APi Group DE, Inc.
4.13%, 7/15/2029(a)(b) 1,150,000 1,060,683
4.75%, 10/15/2029(a)(b) 925,000 877,822
Aramark Services, Inc.
5.00%, 2/1/2028(a) 1,035,000 1,016,312
Brink's Co. (The)
4.63%, 10/15/2027(a)(b) 385,000 374,803
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.9% (continued)
Clean Harbors, Inc.
4.88%, 7/15/2027(a)(b) $ 1,220,000 $ 1,201,439
CoreCivic, Inc.
4.75%, 10/15/2027 1,370,000 1,305,317
8.25%, 4/15/2029(b) 1,755,000 1,843,013
Deluxe Corp.
8.00%, 6/1/2029(a) 2,690,000 2,536,431
Garda World Security Corp.
4.63%, 2/15/2027(a)(b) 1,070,000 1,041,837
9.50%, 11/1/2027(a)(b) 670,000 670,541
7.75%, 2/15/2028(a)(b) 445,000 459,575
GEO Group, Inc. (The)
8.63%, 4/15/2029 2,500,000 2,615,015
10.25%, 4/15/2031 3,450,000 3,697,738
GFL Environmental, Inc.
5.13%, 12/15/2026(a) 285,000 282,169
4.00%, 8/1/2028(a)(b) 1,555,000 1,470,654
4.75%, 6/15/2029(a) 710,000 679,762
4.38%, 8/15/2029(a)(b) 335,000 313,903
Interface, Inc.
5.50%, 12/1/2028(a) 655,000 641,238
Madison IAQ LLC
4.13%, 6/30/2028(a)(b) 801,000 760,234
Matthews International Corp.
8.63%, 10/1/2027(a) 500,000 515,739
Pitney Bowes, Inc.
6.88%, 3/15/2027(a) 430,000 425,420
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a) 2,925,000 2,925,702
3.38%, 8/31/2027(a)(b) 1,815,000 1,708,093
6.25%, 1/15/2028(a)(b) 1,485,000 1,483,422
Reworld Holding Corp.
4.88%, 12/1/2029(a)(b) 545,000 509,025
RR Donnelley & Sons Co.
9.50%, 8/1/2029(a) 2,000,000 2,014,100
10.88%, 8/1/2029(a) 900,000 887,325
Steelcase, Inc.
5.13%, 1/18/2029 200,000 192,711
Stericycle, Inc.
3.88%, 1/15/2029(a) 285,000 280,026
VM Consolidated, Inc.
5.50%, 4/15/2029(a) 544,000 526,128
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a) 1,865,000 1,860,396
West Technology Group LLC
8.50%, 4/10/2027(a) 1,075,000 900,800
Williams Scotsman, Inc.
4.63%, 8/15/2028(a)(b) 1,435,000 1,371,753
Wrangler Holdco Corp.
6.63%, 4/1/2032(a)(b) 300,000 306,202
42,588,997
Communications Equipment - 0 .2%
Ciena Corp.
4.00%, 1/31/2030(a) 150,000 138,416

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 286
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Communications Equipment - 0.2% (continued)
CommScope LLC
6.00%, 3/1/2026(a)(b) $ 230,000 $ 224,528
8.25%, 3/1/2027(a) 750,000 710,197
CommScope Technologies LLC
5.00%, 3/15/2027(a) 585,000 517,408
Viavi Solutions, Inc.
3.75%, 10/1/2029(a)(b) 1,270,000 1,152,448
2,742,997
Construction & Engineering - 1 .0%
AECOM
5.13%, 3/15/2027(b) 4,305,000 4,281,963
Arcosa, Inc.
4.38%, 4/15/2029(a)(b) 1,410,000 1,330,574
6.88%, 8/15/2032(a) 400,000 410,546
Artera Services LLC
8.50%, 2/15/2031(a)(b) 2,000,000 1,982,100
Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)(b) 2,720,000 2,883,600
Brundage-Bone Concrete Pumping Holdings,
Inc.
6.00%, 2/1/2026(a)(b) 675,000 671,673
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)(b) 658,000 641,593
7.50%, 4/15/2032(a) 516,000 524,645
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a) 330,000 310,087
Railworks Holdings LP
8.25%, 11/15/2028(a) 725,000 742,075
Tutor Perini Corp.
11.88%, 4/30/2029(a) 445,000 488,372
Weekley Homes LLC
4.88%, 9/15/2028(a) 920,000 879,076
15,146,304
Construction Materials - 0 .0% (e)
Knife River Corp.
7.75%, 5/1/2031(a)(b) 220,000 230,474
Consumer Finance - 2 .4%
Bread Financial Holdings, Inc.
9.75%, 3/15/2029(a) 1,785,000 1,885,385
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a) 665,000 549,954
Credit Acceptance Corp.
9.25%, 12/15/2028(a)(b) 2,600,000 2,751,209
Encore Capital Group, Inc.
9.25%, 4/1/2029(a) 710,000 755,974
8.50%, 5/15/2030(a)(b) 295,000 310,989
Enova International, Inc.
11.25%, 12/15/2028(a)(b) 2,515,000 2,707,742
9.13%, 8/1/2029(a) 2,785,000 2,858,961
FirstCash, Inc.
4.63%, 9/1/2028(a)(b) 1,695,000 1,605,475
5.63%, 1/1/2030(a)(b) 1,290,000 1,252,367
6.88%, 3/1/2032(a)(b) 3,070,000 3,104,983
GGAM Finance Ltd.
8.00%, 2/15/2027(a)(b) 660,000 681,852
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 2.4% (continued)
GGAM Finance Ltd. (continued)
8.00%, 6/15/2028(a)(b) $ 685,000 $ 722,177
goeasy Ltd.
4.38%, 5/1/2026(a) 925,000 920,374
9.25%, 12/1/2028(a)(b) 1,265,000 1,348,891
7.63%, 7/1/2029(a)(b) 1,350,000 1,386,473
LFS Topco LLC
5.88%, 10/15/2026(a) 290,000 273,372
OneMain Finance Corp.
7.13%, 3/15/2026(b) 515,000 527,611
3.88%, 9/15/2028 300,000 276,511
7.88%, 3/15/2030(b) 2,000,000 2,082,094
7.50%, 5/15/2031(b) 675,000 690,288
7.13%, 11/15/2031(b) 800,000 809,149
PROG Holdings, Inc.
6.00%, 11/15/2029(a)(b) 2,870,000 2,774,006
SLM Corp.
3.13%, 11/2/2026(b) 250,000 237,072
Synchrony Financial
7.25%, 2/2/2033 4,315,000 4,418,066
World Acceptance Corp.
7.00%, 11/1/2026(a) 380,000 376,145
35,307,120
Consumer Staples Distribution & Retail - 3 .0%
Albertsons Cos., Inc.
3.25%, 3/15/2026(a) 2,710,000 2,618,243
4.63%, 1/15/2027(a) 3,490,000 3,424,016
5.88%, 2/15/2028(a) 900,000 901,439
6.50%, 2/15/2028(a) 4,385,000 4,487,223
3.50%, 3/15/2029(a)(b) 7,730,000 7,141,883
4.88%, 2/15/2030(a) 3,170,000 3,087,604
C&S Group Enterprises LLC
5.00%, 12/15/2028(a)(b) 1,335,000 1,105,014
Ingles Markets, Inc.
4.00%, 6/15/2031(a) 1,965,000 1,753,222
KeHE Distributors LLC
9.00%, 2/15/2029(a) 1,680,000 1,739,574
Performance Food Group, Inc.
5.50%, 10/15/2027(a)(b) 3,340,000 3,311,693
4.25%, 8/1/2029(a)(b) 4,740,000 4,436,513
US Foods, Inc.
6.88%, 9/15/2028(a) 1,500,000 1,541,865
4.75%, 2/15/2029(a)(b) 730,000 703,234
4.63%, 6/1/2030(a)(b) 1,640,000 1,556,050
7.25%, 1/15/2032(a) 295,000 306,510
Walgreens Boots Alliance, Inc.
8.13%, 8/15/2029(b) 6,175,000 6,137,466
3.20%, 4/15/2030 500,000 397,511
44,649,060
Containers & Packaging - 1 .7%
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027(a)(b) 870,000 867,537
3.25%, 9/1/2028(a)(b) 670,000 603,708
Cascades, Inc.
5.13%, 1/15/2026(a) 515,000 512,217

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
287 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 1.7% (continued)
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a) $ 3,215,000 $ 3,230,139
6.88%, 1/15/2030(a)(b) 1,400,000 1,420,391
8.75%, 4/15/2030(a) 7,049,000 7,158,260
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026 150,000 155,763
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a) 575,000 559,345
Graphic Packaging International LLC
4.75%, 7/15/2027(a) 50,000 49,016
3.75%, 2/1/2030(a)(b) 150,000 137,182
Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a) 1,170,000 1,153,365
Iris Holding, Inc.
10.00%, 12/15/2028(a) 1,345,000 1,180,303
LABL, Inc.
10.50%, 7/15/2027(a)(b) 15,000 14,850
5.88%, 11/1/2028(a) 567,000 526,424
9.50%, 11/1/2028(a)(b) 335,000 343,269
8.25%, 11/1/2029(a) 530,000 466,893
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/2027(a)(b) 902,000 922,445
Pactiv LLC
7.95%, 12/15/2025 245,000 249,900
Silgan Holdings, Inc.
4.13%, 2/1/2028(b) 350,000 334,124
TriMas Corp.
4.13%, 4/15/2029(a)(b) 2,350,000 2,192,944
Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(f) 1,495,000 1,481,869
8.50%, 8/15/2027(a)(b)(f) 885,000 882,356
24,442,300
Distributors - 0 .6%
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028(a) 1,235,000 1,173,779
BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)(b) 775,000 779,605
Gates Corp.
6.88%, 7/1/2029(a) 1,450,000 1,489,774
Resideo Funding, Inc.
4.00%, 9/1/2029(a)(b) 635,000 582,855
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028(a)(b) 450,000 461,439
7.75%, 3/15/2031(a) 650,000 684,834
Verde Purchaser LLC
10.50%, 11/30/2030(a)(b) 2,355,000 2,513,657
Windsor Holdings III LLC
8.50%, 6/15/2030(a) 1,370,000 1,441,805
9,127,748
Diversified Consumer Services - 0 .5%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)(b) 1,295,000 1,267,677
Champions Financing, Inc.
8.75%, 2/15/2029(a) 1,985,000 2,003,927
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Consumer Services - 0.5% (continued)
Grand Canyon University
4.38%, 10/1/2026 $ 450,000 $ 449,325
5.13%, 10/1/2028 2,220,000 2,078,240
Signal Parent, Inc.
6.13%, 4/1/2029(a) 1,010,000 657,584
StoneMor, Inc.
8.50%, 5/15/2029(a) 900,000 801,850
7,258,603
Diversified REITs - 0 .3%
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 7/15/2032(a) 1,680,000 1,583,390
Necessity Retail REIT, Inc. (The)
REIT, 4.50%, 9/30/2028(a) 240,000 221,045
Uniti Group LP
REIT, 10.50%, 2/15/2028(a) 1,000,000 1,065,169
REIT, 4.75%, 4/15/2028(a) 300,000 275,771
REIT, 6.50%, 2/15/2029(a) 1,000,000 860,910
4,006,285
Diversified Telecommunication Services - 5 .1%
Altice Financing SA
5.00%, 1/15/2028(a) 1,455,000 1,230,414
5.75%, 8/15/2029(a) 1,980,000 1,623,849
Altice France SA
8.13%, 2/1/2027(a)(b) 835,000 691,618
5.50%, 1/15/2028(a) 500,000 388,001
5.13%, 1/15/2029(a) 235,000 176,002
5.13%, 7/15/2029(a) 1,230,000 919,982
5.50%, 10/15/2029(a)(b) 700,000 524,117
CCO Holdings LLC
5.13%, 5/1/2027(a) 2,556,000 2,502,740
5.00%, 2/1/2028(a) 910,000 880,752
5.38%, 6/1/2029(a)(b) 1,440,000 1,374,553
6.38%, 9/1/2029(a) 1,450,000 1,435,679
4.75%, 3/1/2030(a) 3,170,000 2,883,652
4.50%, 8/15/2030(a)(b) 2,805,000 2,505,255
4.25%, 2/1/2031(a) 3,315,000 2,876,714
7.38%, 3/1/2031(a) 885,000 900,002
4.75%, 2/1/2032(a) 1,520,000 1,314,117
4.50%, 5/1/2032(b) 2,217,000 1,886,195
4.50%, 6/1/2033(a) 3,905,000 3,247,375
4.25%, 1/15/2034(a) 2,870,000 2,292,869
Consolidated Communications, Inc.
5.00%, 10/1/2028(a)(b) 2,225,000 2,057,945
6.50%, 10/1/2028(a)(b) 4,175,000 3,961,476
Frontier Communications Holdings LLC
6.75%, 5/1/2029(a) 1,250,000 1,243,418
5.88%, 11/1/2029(b) 150,000 146,559
6.00%, 1/15/2030(a) 305,000 298,477
8.75%, 5/15/2030(a) 15,000 15,880
Iliad Holding SASU
6.50%, 10/15/2026(a) 800,000 806,390
7.00%, 10/15/2028(a)(b) 925,000 936,951
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)(b) 17,080,000 16,048,052

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 288
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 5.1% (continued)
Level 3 Financing, Inc.
10.50%, 4/15/2029(a) $ 745,000 $ 829,447
11.00%, 11/15/2029(a) 1,735,000 1,957,795
10.50%, 5/15/2030(a) 1,035,000 1,132,031
10.75%, 12/15/2030(a) 745,000 832,439
Lumen Technologies, Inc.
10.00%, 10/15/2032(a) 500 498
Optics Bidco SpA
Series 2033, 6.38%,
11/15/2033(a) 1,450,000 1,461,209
7.20%, 7/18/2036(a) 500,000 514,358
Series 2038, 7.72%,
6/4/2038(a) 500,000 530,390
Telesat Canada
5.63%, 12/6/2026(a) 1,725,000 763,731
4.88%, 6/1/2027(a) 1,375,000 599,195
Virgin Media Finance plc
5.00%, 7/15/2030(a)(b) 475,000 408,336
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)(b) 550,000 520,155
4.50%, 8/15/2030(a)(b) 390,000 341,558
Windstream Escrow LLC
7.75%, 8/15/2028‡ 2,916 —
Windstream Services LLC
7.75%, 8/15/2028(a)(b) 2,921,000 2,937,165
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a) 5,360,000 4,770,447
6.13%, 3/1/2028(a) 2,510,000 2,154,641
74,922,429
Electric Utilities - 2 .0%
Edison International
8.13%, 6/15/2053(d) 2,820,000 2,958,601
7.88%, 6/15/2054(b)(d) 2,490,000 2,604,413
Emera, Inc.
Series 16-A, 6.75%,
6/15/2076(d) 6,980,000 6,988,606
EUSHI Finance, Inc.
7.63%, 12/15/2054(a)(b)(d) 1,750,000 1,812,032
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)(b) 945,000 884,211
NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)(b) 1,405,000 1,354,466
4.50%, 9/15/2027(a) 1,305,000 1,252,806
7.25%, 1/15/2029(a)(b) 2,825,000 2,905,815
NRG Energy, Inc.
3.38%, 2/15/2029(a)(b) 234,000 213,370
5.25%, 6/15/2029(a) 1,025,000 1,001,631
5.75%, 7/15/2029(a) 2,230,000 2,200,493
3.63%, 2/15/2031(a)(b) 835,000 739,265
3.88%, 2/15/2032(a) 750,000 666,051
Pattern Energy Operations LP
4.50%, 8/15/2028(a) 1,135,000 1,081,975
PG&E Corp.
5.00%, 7/1/2028 840,000 819,292
5.25%, 7/1/2030 840,000 818,618
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 2.0% (continued)
Vistra Operations Co. LLC
5.00%, 7/31/2027(a)(b) $ 1,140,000 $ 1,125,003
7.75%, 10/15/2031(a)(b) 340,000 359,167
29,785,815
Electrical Equipment - 0 .1%
EnerSys
4.38%, 12/15/2027(a) 1,010,000 971,659
Electronic Equipment, Instruments & Components - 0 .1%
Crane NXT Co.
4.20%, 3/15/2048 870,000 601,451
Insight Enterprises, Inc.
6.63%, 5/15/2032(a) 300,000 306,695
Sensata Technologies, Inc.
4.38%, 2/15/2030(a) 295,000 274,674
1,182,820
Energy Equipment & Services - 3 .2%
Archrock Partners LP
6.88%, 4/1/2027(a) 615,000 616,840
6.25%, 4/1/2028(a)(b) 1,235,000 1,237,287
Borr IHC Ltd.
10.00%, 11/15/2028(a)(b) 6,315,183 6,458,001
10.38%, 11/15/2030(a)(b) 804,976 830,735
Bristow Group, Inc.
6.88%, 3/1/2028(a)(b) 455,000 451,862
Diamond Foreign Asset Co.
8.50%, 10/1/2030(a)(b) 3,050,000 3,149,363
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(a) 1,690,000 1,802,463
Kodiak Gas Services LLC
7.25%, 2/15/2029(a) 2,840,000 2,919,287
Noble Finance II LLC
8.00%, 4/15/2030(a) 7,795,000 7,901,340
Precision Drilling Corp.
6.88%, 1/15/2029(a)(b) 955,000 950,164
Seadrill Finance Ltd.
8.38%, 8/1/2030(a) 3,260,000 3,329,070
Star Holding LLC
8.75%, 8/1/2031(a)(b) 1,150,000 1,093,661
Transocean, Inc.
6.80%, 3/15/2038 350,000 290,388
USA Compression Partners LP
6.88%, 9/1/2027 1,678,000 1,685,991
7.13%, 3/15/2029(a)(b) 3,415,000 3,478,153
Valaris Ltd.
8.38%, 4/30/2030(a) 6,175,000 6,265,155
Vallourec SACA
7.50%, 4/15/2032(a) 650,000 680,786
Viridien
8.75%, 4/1/2027(a) 550,000 531,539
Weatherford International Ltd.
8.63%, 4/30/2030(a)(b) 3,620,000 3,741,995
47,414,080
Entertainment - 0 .9%
Allen Media LLC
10.50%, 2/15/2028(a) 2,180,000 948,300

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
289 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.9% (continued)
Banijay Entertainment SAS
8.13%, 5/1/2029(a) $ 2,200,000 $ 2,281,135
Cinemark USA, Inc.
5.25%, 7/15/2028(a) 1,725,000 1,692,536
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a) 2,775,000 2,002,240
Live Nation Entertainment, Inc.
5.63%, 3/15/2026(a)(b) 340,000 338,584
4.75%, 10/15/2027(a)(b) 4,390,000 4,272,209
3.75%, 1/15/2028(a)(b) 250,000 236,844
ROBLOX Corp.
3.88%, 5/1/2030(a)(b) 820,000 742,139
12,513,987
Financial Services - 2 .7%
Armor Holdco, Inc.
8.50%, 11/15/2029(a) 585,000 572,711
Boost Newco Borrower LLC
7.50%, 1/15/2031(a) 2,150,000 2,266,572
Burford Capital Global Finance LLC
9.25%, 7/1/2031(a)(b) 2,875,000 3,079,263
CPI CG, Inc.
10.00%, 7/15/2029(a) 650,000 680,876
Freedom Mortgage Corp.
7.63%, 5/1/2026(a) 100,000 100,360
6.63%, 1/15/2027(a) 335,000 331,050
12.00%, 10/1/2028(a) 635,000 686,087
12.25%, 10/1/2030(a)(b) 950,000 1,046,339
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029(a)(b) 250,000 256,030
9.13%, 5/15/2031(a)(b) 200,000 202,594
Jefferies Finance LLC
5.00%, 8/15/2028(a)(b) 2,310,000 2,130,832
Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a) 506,000 504,249
9.50%, 2/15/2029(a) 1,325,000 1,409,345
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)(b) 5,840,000 5,519,898
5.63%, 1/15/2030(a)(b) 2,430,000 2,145,004
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(a) 2,815,000 2,689,620
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026(a) 335,000 331,616
6.00%, 1/15/2027(a) 675,000 672,556
5.50%, 8/15/2028(a) 1,851,000 1,806,172
5.13%, 12/15/2030(a)(b) 425,000 397,874
5.75%, 11/15/2031(a) 370,000 353,891
7.13%, 2/1/2032(a)(b) 840,000 858,818
NCR Atleos Corp.
9.50%, 4/1/2029(a)(b) 1,285,000 1,414,279
Oxford Finance LLC
6.38%, 2/1/2027(a) 665,000 655,068
PennyMac Financial Services, Inc.
4.25%, 2/15/2029(a) 75,000 69,958
5.75%, 9/15/2031(a)(b) 235,000 224,349
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.7% (continued)
Provident Funding Associates LP
9.75%, 9/15/2029(a) $ 1,000,000 $ 1,022,586
Rocket Mortgage LLC
2.88%, 10/15/2026(a)(b) 930,000 884,993
3.63%, 3/1/2029(a)(b) 539,000 496,465
3.88%, 3/1/2031(a) 997,000 887,987
4.00%, 10/15/2033(a)(b) 630,000 543,348
Stena International SA
7.25%, 1/15/2031(a)(b) 1,650,000 1,712,924
7.63%, 2/15/2031(a)(b) 1,000,000 1,046,956
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a) 620,000 616,865
5.75%, 6/15/2027(a) 745,000 732,025
5.50%, 4/15/2029(a)(b) 1,015,000 968,006
39,317,566
Food Products - 0 .6%
B&G Foods, Inc.
5.25%, 9/15/2027(b) 625,000 606,449
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)(b) 300,000 293,883
4.13%, 1/31/2030(a)(b) 1,745,000 1,620,156
4.38%, 1/31/2032(a) 1,063,000 973,831
Post Holdings, Inc.
5.50%, 12/15/2029(a) 1,155,000 1,126,501
4.63%, 4/15/2030(a)(b) 1,314,000 1,228,047
4.50%, 9/15/2031(a) 1,015,000 924,025
6.25%, 2/15/2032(a)(b) 850,000 859,442
Simmons Foods, Inc.
4.63%, 3/1/2029(a)(b) 1,450,000 1,343,177
TreeHouse Foods, Inc.
4.00%, 9/1/2028 260,000 236,929
9,212,440
Gas Utilities - 0 .9%
AmeriGas Partners LP
5.88%, 8/20/2026(b) 2,310,000 2,263,453
5.75%, 5/20/2027 2,885,000 2,782,485
9.38%, 6/1/2028(a)(b) 1,735,000 1,784,866
Ferrellgas LP
5.88%, 4/1/2029(a)(b) 4,225,000 3,943,393
Suburban Propane Partners LP
5.88%, 3/1/2027 405,000 404,446
5.00%, 6/1/2031(a) 415,000 380,620
Superior Plus LP
4.50%, 3/15/2029(a)(b) 2,050,000 1,891,488
13,450,751
Ground Transportation - 0 .9%
Albion Financing 1 Sarl
6.13%, 10/15/2026(a) 1,005,000 1,005,793
Albion Financing 2 Sarl
8.75%, 4/15/2027(a)(b) 1,045,000 1,070,744
Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)(b) 100,000 97,545
Brightline East LLC
11.00%, 1/31/2030(a)(b) 3,325,000 3,002,725

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 290
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 0.9% (continued)
Carriage Purchaser, Inc.
7.88%, 10/15/2029(a) $ 495,000 $ 464,651
EquipmentShare.com, Inc.
9.00%, 5/15/2028(a) 1,365,000 1,411,458
8.63%, 5/15/2032(a)(b) 500,000 515,807
First Student Bidco, Inc.
4.00%, 7/31/2029(a)(b) 1,025,000 943,577
Hertz Corp. (The)
4.63%, 12/1/2026(a) 655,000 494,811
5.00%, 12/1/2029(a)(b) 2,544,000 1,624,264
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)(b) 2,050,000 1,907,775
RXO, Inc.
7.50%, 11/15/2027(a)(b) 115,000 118,542
12,657,692
Health Care Equipment & Supplies - 0 .9%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)(b) 285,000 275,573
Embecta Corp.
5.00%, 2/15/2030(a) 1,215,000 1,099,778
6.75%, 2/15/2030(a) 775,000 722,912
Hologic, Inc.
4.63%, 2/1/2028(a)(b) 1,335,000 1,309,749
3.25%, 2/15/2029(a) 5,450,000 5,005,146
Medline Borrower LP
5.25%, 10/1/2029(a)(b) 2,540,000 2,460,246
Neogen Food Safety Corp.
8.63%, 7/20/2030(a) 145,000 156,934
Teleflex, Inc.
4.63%, 11/15/2027(b) 1,590,000 1,562,954
4.25%, 6/1/2028(a)(b) 500,000 479,346
Varex Imaging Corp.
7.88%, 10/15/2027(a) 269,000 273,397
13,346,035
Health Care Providers & Services - 2 .7%
180 Medical, Inc.
3.88%, 10/15/2029(a)(b) 200,000 186,013
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)(b) 855,000 829,478
5.00%, 4/15/2029(a)(b) 755,000 708,995
AdaptHealth LLC
6.13%, 8/1/2028(a) 375,000 369,409
Community Health Systems, Inc.
6.00%, 1/15/2029(a) 200,000 188,347
DaVita, Inc.
4.63%, 6/1/2030(a)(b) 2,858,000 2,631,128
3.75%, 2/15/2031(a)(b) 1,383,000 1,202,750
Encompass Health Corp.
4.50%, 2/1/2028(b) 385,000 374,485
4.75%, 2/1/2030(b) 620,000 596,323
4.63%, 4/1/2031 1,325,000 1,246,998
Global Medical Response, Inc.
10.00%, 10/31/2028(a)(c) 1,005,555 1,005,485
HAH Group Holding Co. LLC
9.75%, 10/1/2031(a) 2,000,000 2,037,850
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.7% (continued)
HealthEquity, Inc.
4.50%, 10/1/2029(a) $ 2,030,000 $ 1,934,615
Heartland Dental LLC
10.50%, 4/30/2028(a) 1,850,000 1,968,685
Kedrion SpA
6.50%, 9/1/2029(a) 1,865,000 1,757,762
LifePoint Health, Inc.
4.38%, 2/15/2027(a) 440,000 426,589
5.38%, 1/15/2029(a) 495,000 452,924
9.88%, 8/15/2030(a)(b) 555,000 607,104
11.00%, 10/15/2030(a)(b) 810,000 902,911
Molina Healthcare, Inc.
4.38%, 6/15/2028(a) 1,410,000 1,352,842
3.88%, 11/15/2030(a)(b) 2,570,000 2,327,106
3.88%, 5/15/2032(a)(b) 2,260,000 2,003,504
Option Care Health, Inc.
4.38%, 10/31/2029(a)(b) 240,000 220,917
Owens & Minor, Inc.
4.50%, 3/31/2029(a) 250,000 224,967
6.63%, 4/1/2030(a)(b) 500,000 477,231
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(a) 150,000 143,366
Prime Healthcare Services, Inc.
9.38%, 9/1/2029(a)(b) 3,150,000 3,201,203
Radiology Partners, Inc.
7.78%, 1/31/2029(a)(c) 1,607,962 1,562,113
9.78%, 2/15/2030(a)(c) 1,065,574 975,004
Select Medical Corp.
6.25%, 8/15/2026(a) 70,000 70,147
Star Parent, Inc.
9.00%, 10/1/2030(a)(b) 1,880,000 1,955,204
Tenet Healthcare Corp.
5.13%, 11/1/2027 815,000 808,114
6.13%, 10/1/2028 1,500,000 1,498,572
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 750,000 730,718
6.02%, 11/15/2048 385,000 339,997
US Acute Care Solutions LLC
9.75%, 5/15/2029(a) 2,700,000 2,753,936
40,072,792
Health Care REITs - 0 .1%
CTR Partnership LP
REIT, 3.88%, 6/30/2028(a) 2,235,000 2,117,155
Hotel & Resort REITs - 0 .5%
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027 500,000 489,431
REIT, 7.25%, 7/15/2028(a)(b) 185,000 191,885
REIT, 4.50%, 2/15/2029(a)(b) 390,000 373,402
REIT, 6.50%, 4/1/2032(a)(b) 900,000 910,680
RLJ Lodging Trust LP
REIT, 3.75%, 7/1/2026(a)(b) 1,165,000 1,128,344
REIT, 4.00%, 9/15/2029(a)(b) 1,700,000 1,532,170
Service Properties Trust
REIT, 5.25%, 2/15/2026(b) 1,170,000 1,134,783
REIT, 4.75%, 10/1/2026 595,000 562,291

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
291 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotel & Resort REITs - 0.5% (continued)
Service Properties Trust (continued)
REIT, 4.95%, 2/15/2027 $ 240,000 $ 223,542
REIT, 5.50%, 12/15/2027 270,000 255,675
REIT, 8.38%, 6/15/2029 450,000 439,768
REIT, 8.88%, 6/15/2032 425,000 395,180
XHR LP
REIT, 4.88%, 6/1/2029(a)(b) 260,000 244,050
7,881,201
Hotels, Restaurants & Leisure - 7 .8%
1011778 BC ULC
3.88%, 1/15/2028(a) 750,000 714,858
4.38%, 1/15/2028(a)(b) 320,000 307,765
4.00%, 10/15/2030(a)(b) 2,960,000 2,673,323
Acushnet Co.
7.38%, 10/15/2028(a)(b) 100,000 104,278
Affinity Interactive
6.88%, 12/15/2027(a) 1,880,000 1,539,543
Boyd Gaming Corp.
4.75%, 12/1/2027(b) 860,000 843,823
4.75%, 6/15/2031(a)(b) 1,995,000 1,861,912
Boyne USA, Inc.
4.75%, 5/15/2029(a) 500,000 476,810
Brinker International, Inc.
8.25%, 7/15/2030(a) 138,000 146,899
Caesars Entertainment, Inc.
8.13%, 7/1/2027(a)(b) 168,000 171,296
Carnival Corp.
7.63%, 3/1/2026(a) 1,405,000 1,414,825
5.75%, 3/1/2027(a)(b) 297,000 297,890
10.50%, 6/1/2030(a) 1,340,000 1,445,751
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(a) 1,096,000 1,176,570
CEC Entertainment LLC
6.75%, 5/1/2026(a) 3,624,000 3,602,701
Cedar Fair LP
6.50%, 10/1/2028 605,000 610,133
5.25%, 7/15/2029 731,000 704,155
Churchill Downs, Inc.
5.50%, 4/1/2027(a) 835,000 830,025
4.75%, 1/15/2028(a)(b) 2,390,000 2,318,717
5.75%, 4/1/2030(a)(b) 3,965,000 3,903,371
6.75%, 5/1/2031(a)(b) 525,000 534,486
Fertitta Entertainment LLC
4.63%, 1/15/2029(a) 2,720,000 2,539,307
6.75%, 1/15/2030(a) 7,045,000 6,407,293
Genting New York LLC
7.25%, 10/1/2029(a) 2,750,000 2,791,181
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a) 1,240,000 769,043
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029(a) 1,700,000 1,725,152
3.75%, 5/1/2029(a)(b) 1,360,000 1,265,376
4.88%, 1/15/2030 855,000 828,449
4.00%, 5/1/2031(a)(b) 4,685,000 4,267,626
3.63%, 2/15/2032(a)(b) 6,600,000 5,793,135
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 7.8% (continued)
Hilton Domestic Operating Co., Inc. (continued)
6.13%, 4/1/2032(a) $ 150,000 $ 151,498
5.88%, 3/15/2033(a) 1,000,000 1,002,092
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029(a)(b) 1,875,000 1,754,760
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)(b) 1,185,000 1,166,343
KFC Holding Co.
4.75%, 6/1/2027(a)(b) 595,000 589,447
Life Time, Inc.
8.00%, 4/15/2026(a) 625,000 628,068
Light & Wonder International, Inc.
7.00%, 5/15/2028(a) 500,000 502,123
7.25%, 11/15/2029(a) 305,000 311,843
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)(b) 250,000 239,709
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 776,000 741,601
4.50%, 6/15/2029(a) 1,110,000 1,029,807
Merlin Entertainments Ltd.
5.75%, 6/15/2026(a) 450,000 443,691
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a) 4,265,000 4,026,325
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a) 2,920,000 2,900,357
NCL Corp. Ltd.
5.88%, 3/15/2026(a) 235,000 234,743
5.88%, 2/15/2027(a)(b) 575,000 574,404
8.38%, 2/1/2028(a) 395,000 413,771
Papa John's International, Inc.
3.88%, 9/15/2029(a) 1,370,000 1,249,426
Penn Entertainment, Inc.
5.63%, 1/15/2027(a) 440,000 431,616
Premier Entertainment Sub LLC
5.63%, 9/1/2029(a) 850,000 601,375
5.88%, 9/1/2031(a) 4,200,000 2,709,785
Resorts World Las Vegas LLC
4.63%, 4/16/2029(a) 4,900,000 4,317,105
8.45%, 7/27/2030(a)(b) 2,525,000 2,603,888
4.63%, 4/6/2031(a)(b) 1,955,000 1,658,385
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(a) 1,380,000 1,353,703
5.50%, 8/31/2026(a) 2,145,000 2,147,415
5.38%, 7/15/2027(a) 840,000 838,459
7.50%, 10/15/2027 50,000 52,994
3.70%, 3/15/2028 240,000 228,699
5.50%, 4/1/2028(a)(b) 305,000 304,979
Scientific Games Holdings LP
6.63%, 3/1/2030(a)(b) 3,000,000 2,924,718
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)(b) 1,560,000 1,498,228
Six Flags Entertainment Corp.
5.50%, 4/15/2027(a) 555,000 551,694
7.25%, 5/15/2031(a) 635,000 650,917

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 292
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 7.8% (continued)
Sizzling Platter LLC
8.50%, 11/28/2025(a)(b) $ 335,000 $ 335,383
Station Casinos LLC
4.50%, 2/15/2028(a) 500,000 477,210
TKC Holdings, Inc.
6.88%, 5/15/2028(a) 1,005,000 989,427
10.50%, 5/15/2029(a) 1,165,000 1,176,813
Travel + Leisure Co.
6.63%, 7/31/2026(a) 1,475,000 1,487,464
6.00%, 4/1/2027(b)(f) 900,000 908,372
4.50%, 12/1/2029(a) 420,000 392,257
4.63%, 3/1/2030(a)(b) 85,000 79,246
VOC Escrow Ltd.
5.00%, 2/15/2028(a)(b) 485,000 471,475
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a) 1,700,000 1,618,011
Wynn Las Vegas LLC
5.25%, 5/15/2027(a) 2,635,000 2,615,299
Wynn Resorts Finance LLC
5.13%, 10/1/2029(a) 580,000 563,076
7.13%, 2/15/2031(a) 880,000 925,747
Yum! Brands, Inc.
4.75%, 1/15/2030(a) 2,125,000 2,056,189
3.63%, 3/15/2031(b) 915,000 828,600
4.63%, 1/31/2032(b) 4,700,000 4,406,361
5.38%, 4/1/2032(b) 1,050,000 1,021,979
6.88%, 11/15/2037(b) 1,315,000 1,461,107
114,713,677
Household Durables - 1 .8%
Adams Homes, Inc.
9.25%, 10/15/2028(a) 950,000 993,917
Ashton Woods USA LLC
6.63%, 1/15/2028(a)(b) 285,000 284,936
4.63%, 4/1/2030(a)(b) 135,000 124,331
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a)(b) 1,340,000 1,330,195
5.00%, 6/15/2029(a)(b) 840,000 794,107
4.88%, 2/15/2030(a) 835,000 776,571
Empire Communities Corp.
9.75%, 5/1/2029(a) 1,600,000 1,671,717
Installed Building Products, Inc.
5.75%, 2/1/2028(a) 350,000 347,448
K. Hovnanian Enterprises, Inc.
11.75%, 9/30/2029(a) 1,450,000 1,599,350
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 945,000 995,550
4.00%, 7/15/2029(a) 365,000 326,758
M/I Homes, Inc.
4.95%, 2/1/2028 150,000 145,331
3.95%, 2/15/2030 5,000 4,569
Mattamy Group Corp.
5.25%, 12/15/2027(a) 840,000 827,330
4.63%, 3/1/2030(a) 800,000 749,614
New Home Co., Inc. (The)
9.25%, 10/1/2029(a) 1,600,000 1,676,443
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 1.8% (continued)
Newell Brands, Inc.
5.70%, 4/1/2026(b)(f) $ 860,000 $ 861,920
Shea Homes LP
4.75%, 2/15/2028(b) 900,000 858,581
4.75%, 4/1/2029(b) 494,000 468,518
STL Holding Co. LLC
8.75%, 2/15/2029(a)(b) 900,000 955,903
SWF Holdings I Corp.
6.50%, 10/1/2029(a) 2,165,000 1,399,132
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(a)(b) 305,000 306,249
5.75%, 1/15/2028(a) 915,000 915,127
5.13%, 8/1/2030(a) 485,000 469,066
Tempur Sealy International, Inc.
4.00%, 4/15/2029(a) 2,705,000 2,492,466
3.88%, 10/15/2031(a) 4,485,000 3,901,341
TopBuild Corp.
3.63%, 3/15/2029(a) 100,000 91,672
4.13%, 2/15/2032(a) 245,000 218,418
Tri Pointe Homes, Inc.
5.70%, 6/15/2028(b) 555,000 551,475
26,138,035
Household Products - 0 .3%
Central Garden & Pet Co.
4.13%, 10/15/2030(b) 265,000 240,031
4.13%, 4/30/2031(a) 150,000 134,590
Energizer Holdings, Inc.
6.50%, 12/31/2027(a)(b) 720,000 728,209
4.75%, 6/15/2028(a) 1,220,000 1,171,158
4.38%, 3/31/2029(a)(b) 530,000 495,706
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031(a) 925,000 916,043
10.75%, 6/30/2032(a) 1,000,000 931,726
4,617,463
Independent Power and Renewable Electricity Producers - 0 .0% (e)
Calpine Corp.
5.13%, 3/15/2028(a)(b) 125,000 122,167
TransAlta Corp.
7.75%, 11/15/2029 200,000 211,199
333,366
Insurance - 1 .0%
Acrisure LLC
4.25%, 2/15/2029(a)(b) 495,000 465,475
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a) 300,000 284,524
7.00%, 1/15/2031(a) 605,000 609,073
AmWINS Group, Inc.
4.88%, 6/30/2029(a) 590,000 555,308
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(a) 1,000,000 1,021,541
Assurant, Inc.
7.00%, 3/27/2048(d) 950,000 966,055
Constellation Insurance, Inc.
6.80%, 1/24/2030(a)(b)(f) 220,000 216,944
6.63%, 5/1/2031(a) 830,000 809,539

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
293 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 1.0% (continued)
Global Atlantic Fin Co.
4.70%, 10/15/2051(a)(d) $ 4,220,000 $ 4,047,786
7.95%, 10/15/2054(a)(b)(d) 1,555,000 1,613,457
HUB International Ltd.
7.25%, 6/15/2030(a) 2,405,000 2,485,382
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a) 325,000 360,771
4.13%, 12/15/2051(a)(d) 1,310,000 1,236,185
14,672,040
Interactive Media & Services - 0 .3%
Cars.com, Inc.
6.38%, 11/1/2028(a) 816,000 813,479
Ziff Davis, Inc.
4.63%, 10/15/2030(a) 1,165,000 1,066,048
ZipRecruiter, Inc.
5.00%, 1/15/2030(a)(b) 3,065,000 2,764,045
4,643,572
IT Services - 1 .2%
Acuris Finance US, Inc.
5.00%, 5/1/2028(a)(b) 809,000 730,117
9.00%, 8/1/2029(a) 2,000,000 1,960,400
Ahead DB Holdings LLC
6.63%, 5/1/2028(a) 445,000 432,028
Arches Buyer, Inc.
4.25%, 6/1/2028(a)(b) 770,000 706,085
6.13%, 12/1/2028(a) 840,000 739,309
ASGN, Inc.
4.63%, 5/15/2028(a) 1,855,000 1,771,370
Cogent Communications Group LLC
3.50%, 5/1/2026(a)(b) 660,000 641,520
7.00%, 6/15/2027(a)(b) 975,000 985,345
Cogent Communications Group, Inc.
7.00%, 6/15/2027(a) 50,000 50,279
Conduent Business Services LLC
6.00%, 11/1/2029(a) 580,000 550,790
ION Trading Technologies Sarl
5.75%, 5/15/2028(a)(b) 790,000 716,183
9.50%, 5/30/2029(a)(b) 1,050,000 1,067,031
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028(a) 2,170,000 2,140,125
6.00%, 2/15/2029(a) 2,500,000 1,679,346
Twilio, Inc.
3.63%, 3/15/2029(b) 250,000 230,215
3.88%, 3/15/2031 1,300,000 1,172,671
Unisys Corp.
6.88%, 11/1/2027(a) 950,000 928,669
Virtusa Corp.
7.13%, 12/15/2028(a) 405,000 392,728
16,894,211
Leisure Products - 0 .1%
Universal Entertainment Corp.
9.88%, 8/1/2029(a) 1,975,000 1,981,269
Life Sciences Tools & Services - 0 .0% (e)
Charles River Laboratories International, Inc.
4.00%, 3/15/2031(a)(b) 250,000 223,443
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1 .5%
Amsted Industries, Inc.
5.63%, 7/1/2027(a) $ 185,000 $ 183,719
4.63%, 5/15/2030(a) 125,000 116,600
Calderys Financing II LLC
11.75%, 6/1/2028(a)(b)(c) 650,000 657,182
Calderys Financing LLC
11.25%, 6/1/2028(a)(b) 1,785,000 1,906,334
Chart Industries, Inc.
7.50%, 1/1/2030(a)(b) 310,000 322,425
Esab Corp.
6.25%, 4/15/2029(a)(b) 1,000,000 1,017,609
Hillenbrand, Inc.
6.25%, 2/15/2029 270,000 271,018
3.75%, 3/1/2031 100,000 87,504
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029(a) 2,600,000 2,675,034
Interpipe Holdings plc
8.38%, 5/13/2026(a) 300,000 243,225
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/2028(a)(b) 2,785,000 2,988,581
Mueller Water Products, Inc.
4.00%, 6/15/2029(a) 215,000 200,170
OT Merger Corp.
7.88%, 10/15/2029(a) 1,045,000 454,575
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)(b) 1,750,000 1,644,274
Terex Corp.
5.00%, 5/15/2029(a)(b) 675,000 648,834
Titan International, Inc.
7.00%, 4/30/2028 1,751,000 1,698,056
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a) 2,100,000 2,065,617
Trinity Industries, Inc.
7.75%, 7/15/2028(a) 810,000 837,475
Wabash National Corp.
4.50%, 10/15/2028(a) 2,235,000 2,034,243
Werner FinCo. LP
11.50%, 6/15/2028(a)(b) 1,350,000 1,500,757
21,553,232
Media - 8 .7%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)(b) 1,030,000 964,080
AMC Networks, Inc.
10.25%, 1/15/2029(a)(b) 3,175,000 3,270,250
4.25%, 2/15/2029 4,745,000 3,274,989
Belo Corp.
7.75%, 6/1/2027 450,000 467,428
7.25%, 9/15/2027 545,000 561,668
Cable One, Inc.
4.00%, 11/15/2030(a)(b) 4,900,000 3,861,887
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a) 2,230,000 1,984,726
7.50%, 6/1/2029(a) 280,000 239,290
CMG Media Corp.
8.88%, 12/15/2027(a) 3,090,000 2,240,250

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 294
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 8.7% (continued)
CSC Holdings LLC
5.50%, 4/15/2027(a) $ 3,050,000 $ 2,714,581
5.38%, 2/1/2028(a)(b) 1,150,000 984,228
7.50%, 4/1/2028(a) 4,185,000 2,748,497
11.25%, 5/15/2028(a) 2,250,000 2,193,793
11.75%, 1/31/2029(a) 4,850,000 4,731,368
6.50%, 2/1/2029(a)(b) 1,950,000 1,648,352
5.75%, 1/15/2030(a) 11,295,000 5,949,704
4.13%, 12/1/2030(a) 775,000 572,052
4.63%, 12/1/2030(a) 13,300,000 6,688,333
5.00%, 11/15/2031(a) 500,000 244,372
Cumulus Media New Holdings, Inc.
8.00%, 7/1/2029(a) 350,000 142,589
Directv Financing LLC
5.88%, 8/15/2027(a) 15,720,000 15,135,637
8.88%, 2/1/2030(a)(b) 4,475,000 4,416,820
GCI LLC
4.75%, 10/15/2028(a) 2,015,000 1,901,699
Gray Television, Inc.
7.00%, 5/15/2027(a) 1,670,000 1,624,830
10.50%, 7/15/2029(a) 50,000 51,937
4.75%, 10/15/2030(a) 6,882,000 4,327,181
5.38%, 11/15/2031(a) 4,449,000 2,682,835
Lamar Media Corp.
4.00%, 2/15/2030 315,000 291,211
3.63%, 1/15/2031(b) 310,000 276,675
McGraw-Hill Education, Inc.
8.00%, 8/1/2029(a)(b) 755,000 759,966
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)(b) 2,920,000 2,728,824
News Corp.
3.88%, 5/15/2029(a)(b) 2,175,000 2,024,067
5.13%, 2/15/2032(a)(b) 2,708,000 2,595,052
Nexstar Media, Inc.
5.63%, 7/15/2027(a)(b) 3,400,000 3,341,200
4.75%, 11/1/2028(a)(b) 810,000 761,507
Paramount Global
6.25%, 2/28/2057(b)(d) 1,440,000 1,292,569
6.38%, 3/30/2062(d) 2,235,000 2,069,181
Radiate Holdco LLC
4.50%, 9/15/2026(a) 2,170,000 1,885,517
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a) 650,000 504,381
5.38%, 1/15/2031(a) 280,000 168,206
Scripps Escrow, Inc.
5.88%, 7/15/2027(a) 742,000 652,144
Sinclair Television Group, Inc.
5.13%, 2/15/2027(a) 600,000 532,008
5.50%, 3/1/2030(a) 2,175,000 1,496,574
4.13%, 12/1/2030(a) 825,000 632,156
Sirius XM Radio, Inc.
3.13%, 9/1/2026(a) 430,000 412,476
5.00%, 8/1/2027(a)(b) 1,505,000 1,474,845
4.00%, 7/15/2028(a) 1,955,000 1,826,496
5.50%, 7/1/2029(a)(b) 1,812,000 1,757,812
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 8.7% (continued)
Sirius XM Radio, Inc. (continued)
4.13%, 7/1/2030(a)(b) $ 1,920,000 $ 1,717,751
3.88%, 9/1/2031(a) 3,645,000 3,132,271
Summer BC Bidco B LLC
5.50%, 10/31/2026(a) 900,000 886,998
Sunrise HoldCo IV BV
5.50%, 1/15/2028(a) 984,000 973,219
TEGNA, Inc.
4.75%, 3/15/2026(a)(b) 660,000 653,100
4.63%, 3/15/2028(b) 4,627,000 4,344,842
5.00%, 9/15/2029 3,825,000 3,570,847
Townsquare Media, Inc.
6.88%, 2/1/2026(a) 500,000 498,124
Univision Communications, Inc.
6.63%, 6/1/2027(a) 855,000 848,296
8.00%, 8/15/2028(a)(b) 815,000 828,241
4.50%, 5/1/2029(a)(b) 580,000 514,905
7.38%, 6/30/2030(a)(b) 495,000 475,225
Urban One, Inc.
7.38%, 2/1/2028(a)(b) 3,311,000 2,455,649
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a) 100,000 95,845
VZ Secured Financing BV
5.00%, 1/15/2032(a)(b) 1,360,000 1,220,867
Ziggo Bond Co. BV
6.00%, 1/15/2027(a) 450,000 448,957
5.13%, 2/28/2030(a) 398,000 360,232
Ziggo BV
4.88%, 1/15/2030(a)(b) 920,000 853,056
126,984,668
Metals & Mining - 3 .5%
Arsenal AIC Parent LLC
8.00%, 10/1/2030(a)(b) 2,585,000 2,717,138
11.50%, 10/1/2031(a)(b) 2,100,000 2,336,752
ATI, Inc.
4.88%, 10/1/2029(b) 50,000 47,360
5.13%, 10/1/2031 95,000 89,687
Carpenter Technology Corp.
7.63%, 3/15/2030 100,000 103,338
Century Aluminum Co.
7.50%, 4/1/2028(a)(b) 280,000 282,711
Cleveland-Cliffs, Inc.
6.88%, 11/1/2029(a) 3,000,000 3,011,634
6.75%, 4/15/2030(a)(b) 2,675,000 2,672,260
7.00%, 3/15/2032(a)(b) 9,125,000 9,135,315
7.38%, 5/1/2033(a) 2,000,000 2,014,800
6.25%, 10/1/2040 1,500,000 1,374,431
Commercial Metals Co.
4.13%, 1/15/2030(b) 50,000 46,399
4.38%, 3/15/2032(b) 30,000 27,599
Compass Minerals International, Inc.
6.75%, 12/1/2027(a)(b) 560,000 551,988
Constellium SE
5.63%, 6/15/2028(a) 200,000 195,155

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
295 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 3.5% (continued)
Eldorado Gold Corp.
6.25%, 9/1/2029(a)(b) $ 2,815,000 $ 2,769,506
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027(a)(b) 1,350,000 1,314,225
5.88%, 4/15/2030(a) 3,925,000 3,906,204
4.38%, 4/1/2031(a) 6,295,000 5,730,690
6.13%, 4/15/2032(a)(b) 3,020,000 3,029,969
Hudbay Minerals, Inc.
4.50%, 4/1/2026(a)(b) 765,000 755,448
IAMGOLD Corp.
5.75%, 10/15/2028(a) 950,000 926,215
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(a) 2,070,000 2,036,646
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)(b) 250,000 238,187
Mineral Resources Ltd.
8.13%, 5/1/2027(a)(b) 985,000 992,018
New Gold, Inc.
7.50%, 7/15/2027(a) 200,000 203,203
Novelis Corp.
3.25%, 11/15/2026(a) 650,000 625,377
3.88%, 8/15/2031(a)(b) 525,000 461,066
SunCoke Energy, Inc.
4.88%, 6/30/2029(a) 2,785,000 2,514,769
TMS International Corp.
6.25%, 4/15/2029(a) 1,185,000 1,146,464
Warrior Met Coal, Inc.
7.88%, 12/1/2028(a) 56,000 58,242
51,314,796
Mortgage Real Estate Investment Trusts (REITs) - 1 .0%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a) 2,855,000 2,475,985
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(a) 1,385,000 1,295,153
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027(a)(b) 1,310,000 1,268,394
4.75%, 6/15/2029(a)(b) 1,540,000 1,467,197
Rithm Capital Corp.
8.00%, 4/1/2029(a) 4,435,000 4,425,433
Starwood Property Trust, Inc.
3.63%, 7/15/2026(a)(b) 890,000 853,054
4.38%, 1/15/2027(a)(b) 1,115,000 1,074,708
7.25%, 4/1/2029(a)(b) 2,040,000 2,087,516
14,947,440
Oil, Gas & Consumable Fuels - 9 .7%
Alliance Resource Operating Partners LP
8.63%, 6/15/2029(a) 2,250,000 2,375,379
Antero Midstream Partners LP
5.75%, 3/1/2027(a)(b) 874,000 872,366
5.75%, 1/15/2028(a)(b) 1,590,000 1,581,378
5.38%, 6/15/2029(a) 1,370,000 1,334,322
6.63%, 2/1/2032(a) 350,000 353,888
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028(a)(b) 325,000 331,617
5.88%, 6/30/2029(a)(b) 150,000 144,906
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.7% (continued)
Baytex Energy Corp.
8.50%, 4/30/2030(a) $ 921,000 $ 937,137
Berry Petroleum Co. LLC
7.00%, 2/15/2026(a) 405,000 394,788
Blue Racer Midstream LLC
6.63%, 7/15/2026(a) 50,000 49,958
Buckeye Partners LP
3.95%, 12/1/2026(b) 645,000 620,107
4.13%, 12/1/2027 415,000 396,741
4.50%, 3/1/2028(a)(b) 525,000 500,040
6.88%, 7/1/2029(a) 610,000 620,030
5.85%, 11/15/2043 275,000 237,706
5.60%, 10/15/2044(b) 265,000 224,821
California Resources Corp.
7.13%, 2/1/2026(a) 1,403,000 1,407,574
8.25%, 6/15/2029(a)(b) 4,875,000 4,923,413
Calumet Specialty Products Partners LP
8.13%, 1/15/2027(a) 350,000 351,450
9.75%, 7/15/2028(a) 615,000 631,845
Chord Energy Corp.
6.38%, 6/1/2026(a) 450,000 450,964
CITGO Petroleum Corp.
8.38%, 1/15/2029(a)(b) 2,295,000 2,387,298
Civitas Resources, Inc.
5.00%, 10/15/2026(a)(b) 1,345,000 1,320,983
8.38%, 7/1/2028(a) 3,275,000 3,384,614
8.75%, 7/1/2031(a)(b) 5,235,000 5,482,930
CNX Midstream Partners LP
4.75%, 4/15/2030(a) 1,605,000 1,493,965
CNX Resources Corp.
6.00%, 1/15/2029(a) 1,095,000 1,085,688
7.38%, 1/15/2031(a)(b) 965,000 991,960
7.25%, 3/1/2032(a)(b) 185,000 190,622
CQP Holdco LP
5.50%, 6/15/2031(a)(b) 2,340,000 2,226,737
7.50%, 12/15/2033(a) 500,000 529,009
Crescent Energy Finance LLC
9.25%, 2/15/2028(a)(b) 1,095,000 1,149,070
CVR Energy, Inc.
5.75%, 2/15/2028(a) 1,220,000 1,112,521
8.50%, 1/15/2029(a) 2,015,000 1,953,964
Delek Logistics Partners LP
7.13%, 6/1/2028(a)(b) 700,000 693,451
8.63%, 3/15/2029(a) 1,420,000 1,456,978
DT Midstream, Inc.
4.13%, 6/15/2029(a)(b) 985,000 924,972
4.38%, 6/15/2031(a)(b) 830,000 763,532
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)(b) 1,560,000 1,568,575
Energean plc
6.50%, 4/30/2027(a) 1,000,000 993,700
Energy Transfer LP
8.00%, 5/15/2054(d) 3,850,000 4,079,441
7.13%, 10/1/2054(b)(d) 1,500,000 1,515,949

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 296
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.7% (continued)
EnQuest plc
11.63%, 11/1/2027(a) $ 815,000 $ 823,936
FTAI Infra Escrow Holdings LLC
10.50%, 6/1/2027(a) 675,000 720,571
Genesis Energy LP
8.00%, 1/15/2027(b) 1,080,000 1,099,184
7.75%, 2/1/2028 1,000,000 1,010,089
8.25%, 1/15/2029(b) 2,200,000 2,246,871
8.88%, 4/15/2030(b) 1,570,000 1,617,210
7.88%, 5/15/2032 1,500,000 1,498,957
Global Partners LP
7.00%, 8/1/2027(b) 460,000 461,430
6.88%, 1/15/2029 685,000 683,748
8.25%, 1/15/2032(a) 700,000 714,326
Gulfport Energy Operating Corp.
6.75%, 9/1/2029(a) 2,250,000 2,261,635
Harvest Midstream I LP
7.50%, 9/1/2028(a)(b) 1,065,000 1,077,349
7.50%, 5/15/2032(a) 800,000 819,100
Hess Midstream Operations LP
5.63%, 2/15/2026(a)(b) 600,000 598,557
5.13%, 6/15/2028(a)(b) 360,000 352,282
6.50%, 6/1/2029(a)(b) 755,000 767,529
Hilcorp Energy I LP
6.25%, 11/1/2028(a)(b) 625,000 609,802
5.75%, 2/1/2029(a)(b) 440,000 422,196
6.00%, 4/15/2030(a) 300,000 286,142
6.00%, 2/1/2031(a)(b) 460,000 434,910
6.25%, 4/15/2032(a) 615,000 577,078
8.38%, 11/1/2033(a) 350,000 365,931
6.88%, 5/15/2034(a) 380,000 363,742
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028(a) 833,000 878,868
Ithaca Energy North Sea plc
8.13%, 10/15/2029(a) 5,000,000 5,001,261
ITT Holdings LLC
6.50%, 8/1/2029(a)(b) 3,082,000 2,848,054
Karoon USA Finance, Inc.
10.50%, 5/14/2029(a) 1,200,000 1,237,712
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029(a)(b) 850,000 839,780
Martin Midstream Partners LP
11.50%, 2/15/2028(a) 536,000 583,936
Matador Resources Co.
6.88%, 4/15/2028(a) 500,000 509,038
MEG Energy Corp.
5.88%, 2/1/2029(a)(b) 2,000,000 1,960,780
Moss Creek Resources Holdings, Inc.
8.25%, 9/1/2031(a)(b) 4,200,000 4,115,145
Murphy Oil Corp.
7.05%, 5/1/2029 600,000 626,570
5.87%, 12/1/2042(f) 85,000 74,621
NGL Energy Operating LLC
8.13%, 2/15/2029(a)(b) 1,005,000 1,011,489
8.38%, 2/15/2032(a)(b) 1,191,000 1,200,340
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.7% (continued)
Northern Oil & Gas, Inc.
8.13%, 3/1/2028(a)(b) $ 2,920,000 $ 2,948,338
8.75%, 6/15/2031(a)(b) 2,565,000 2,653,757
NuStar Logistics LP
6.00%, 6/1/2026 705,000 705,553
6.38%, 10/1/2030 390,000 394,401
Parkland Corp.
5.88%, 7/15/2027(a) 1,060,000 1,048,918
4.50%, 10/1/2029(a) 1,775,000 1,648,951
4.63%, 5/1/2030(a) 940,000 863,984
6.63%, 8/15/2032(a)(b) 275,000 274,425
PBF Holding Co. LLC
6.00%, 2/15/2028(b) 1,725,000 1,674,264
7.88%, 9/15/2030(a)(b) 280,000 279,521
Prairie Acquiror LP
9.00%, 8/1/2029(a) 765,000 775,585
Rockies Express Pipeline LLC
4.95%, 7/15/2029(a)(b) 695,000 652,867
4.80%, 5/15/2030(a) 620,000 573,386
7.50%, 7/15/2038(a) 970,000 984,638
6.88%, 4/15/2040(a) 260,000 246,514
Sitio Royalties Operating Partnership LP
7.88%, 11/1/2028(a)(b) 1,500,000 1,557,132
SM Energy Co.
6.63%, 1/15/2027 470,000 469,909
6.50%, 7/15/2028(b) 1,225,000 1,221,542
7.00%, 8/1/2032(a)(b) 500,000 495,946
South Bow Canadian Infrastructure Holdings
Ltd.
7.50%, 3/1/2055(a)(b)(d) 1,750,000 1,817,441
7.63%, 3/1/2055(a)(d) 100,000 102,969
Strathcona Resources Ltd.
6.88%, 8/1/2026(a)(b) 995,000 987,569
Sunoco LP
5.88%, 3/15/2028 445,000 443,977
7.00%, 9/15/2028(a) 330,000 339,168
7.00%, 5/1/2029(a)(b) 600,000 618,947
4.50%, 5/15/2029(b) 895,000 850,961
4.50%, 4/30/2030 900,000 844,627
7.25%, 5/1/2032(a)(b) 600,000 624,616
Tallgrass Energy Partners LP
6.00%, 3/1/2027(a)(b) 571,000 566,665
5.50%, 1/15/2028(a) 750,000 720,282
7.38%, 2/15/2029(a) 485,000 486,597
6.00%, 12/31/2030(a) 685,000 642,883
6.00%, 9/1/2031(a)(b) 440,000 408,147
Teine Energy Ltd.
6.88%, 4/15/2029(a)(b) 675,000 663,890
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029(a)(b) 1,815,000 1,713,473
Topaz Solar Farms LLC
5.75%, 9/30/2039(a) 2,785,953 2,775,376
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)(b) 845,000 779,129
6.25%, 1/15/2030(a) 645,000 659,291

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
297 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.7% (continued)
Venture Global Calcasieu Pass LLC (continued)
4.13%, 8/15/2031(a) $ 800,000 $ 729,149
Venture Global LNG, Inc.
8.13%, 6/1/2028(a)(b) 580,000 601,914
9.50%, 2/1/2029(a) 790,000 873,191
8.38%, 6/1/2031(a)(b) 550,000 571,277
9.88%, 2/1/2032(a) 490,000 534,848
Vermilion Energy, Inc.
6.88%, 5/1/2030(a)(b) 2,230,000 2,203,677
Viper Energy, Inc.
7.38%, 11/1/2031(a) 200,000 207,816
Vital Energy, Inc.
7.75%, 7/31/2029(a) 995,000 976,364
9.75%, 10/15/2030(b) 1,020,000 1,076,211
7.88%, 4/15/2032(a)(b) 4,500,000 4,324,578
142,361,222
Paper & Forest Products - 0 .2%
Domtar Corp.
6.75%, 10/1/2028(a)(b) 2,225,000 2,034,460
Louisiana-Pacific Corp.
3.63%, 3/15/2029(a)(b) 405,000 379,475
Mercer International, Inc.
5.50%, 1/15/2026 330,000 330,000
2,743,935
Passenger Airlines - 0 .7%
Air Canada
3.88%, 8/15/2026(a)(b) 2,495,000 2,413,624
American Airlines, Inc.
5.50%, 4/20/2026(a) 2,172,500 2,165,971
7.25%, 2/15/2028(a)(b) 550,000 559,047
5.75%, 4/20/2029(a)(b) 2,760,000 2,733,055
8.50%, 5/15/2029(a) 400,000 420,373
United Airlines, Inc.
4.38%, 4/15/2026(a) 1,920,000 1,886,832
4.63%, 4/15/2029(a)(b) 700,000 669,973
10,848,875
Personal Care Products - 0 .6%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)(b) 4,700,000 4,891,262
Coty, Inc.
4.75%, 1/15/2029(a) 300,000 289,412
6.63%, 7/15/2030(a)(b) 600,000 611,761
Edgewell Personal Care Co.
4.13%, 4/1/2029(a)(b) 245,000 228,731
Oriflame Investment Holding plc
5.13%, 5/4/2026(a) 1,530,000 348,840
Prestige Brands, Inc.
5.13%, 1/15/2028(a)(b) 875,000 856,780
3.75%, 4/1/2031(a) 1,995,000 1,778,316
9,005,102
Pharmaceuticals - 1 .0%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a) 200,000 193,572
Bausch Health Cos., Inc.
5.50%, 11/1/2025(a) 525,000 515,225
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 1.0% (continued)
Bausch Health Cos., Inc. (continued)
9.00%, 12/15/2025(a) $ 320,000 $ 313,773
4.88%, 6/1/2028(a) 500,000 386,355
11.00%, 9/30/2028(a) 550,000 506,088
6.25%, 2/15/2029(a) 250,000 155,019
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)(b) 840,000 810,189
HLF Financing Sarl LLC
12.25%, 4/15/2029(a) 4,525,000 4,551,490
4.88%, 6/1/2029(a)(b) 2,675,000 1,833,448
Jazz Securities DAC
4.38%, 1/15/2029(a) 285,000 269,693
Mallinckrodt International Finance SA
14.75%, 11/14/2028(a) 1,850,000 2,020,790
Organon & Co.
4.13%, 4/30/2028(a) 850,000 805,385
5.13%, 4/30/2031(a)(b) 1,682,000 1,533,996
P&L Development LLC
7.75%, 11/15/2025(a) 127,000 127,635
+ 0.00%), 12.00%,
5/15/2029(a)(c)(g) 413,829 416,324
14,438,982
Professional Services - 0 .6%
AMN Healthcare, Inc.
4.63%, 10/1/2027(a) 1,085,000 1,045,403
4.00%, 4/15/2029(a) 90,000 82,944
CoreLogic, Inc.
4.50%, 5/1/2028(a) 1,875,000 1,760,660
Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(a) 230,000 225,358
KBR, Inc.
4.75%, 9/30/2028(a)(b) 317,000 303,131
Korn Ferry
4.63%, 12/15/2027(a) 1,560,000 1,521,035
Science Applications International Corp.
4.88%, 4/1/2028(a)(b) 1,343,000 1,314,611
TriNet Group, Inc.
3.50%, 3/1/2029(a) 1,801,000 1,637,666
7.13%, 8/15/2031(a)(b) 1,250,000 1,280,151
VT Topco, Inc.
8.50%, 8/15/2030(a) 300,000 315,734
9,486,693
Real Estate Management & Development - 1 .2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(a)(b) 3,100,000 2,553,589
5.25%, 4/15/2030(a) 2,500,000 1,906,596
7.00%, 4/15/2030(a) 600,000 525,776
Five Point Operating Co. LP
10.50%, 1/15/2028(a)(f) 1,915,000 1,960,893
Forestar Group, Inc.
3.85%, 5/15/2026(a) 831,000 809,909
5.00%, 3/1/2028(a) 1,230,000 1,177,031
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(a) 650,000 681,060

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 298
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Real Estate Management & Development - 1.2% (continued)
Howard Hughes Corp. (The)
5.38%, 8/1/2028(a) $ 822,000 $ 799,132
4.13%, 2/1/2029(a)(b) 430,000 395,990
4.38%, 2/1/2031(a)(b) 2,220,000 1,989,444
Hunt Cos., Inc.
5.25%, 4/15/2029(a)(b) 1,055,000 1,000,116
Kennedy-Wilson, Inc.
4.75%, 3/1/2029(b) 905,000 829,647
4.75%, 2/1/2030 1,325,000 1,185,189
5.00%, 3/1/2031 2,045,000 1,806,055
WeWork Cos. LLC
12.00%, 8/15/2027‡(h) 3,371,664 —
17,620,427
Retail REITs - 0 .2%
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(a)(b) 944,000 934,565
REIT, 4.50%, 4/1/2027(a)(b) 1,672,000 1,611,254
2,545,819
Semiconductors & Semiconductor Equipment - 0 .0% (e)
Entegris, Inc.
4.75%, 4/15/2029(a)(b) 350,000 339,065
Software - 2 .3%
Alteryx, Inc.
8.75%, 3/15/2028(a) 500,000 511,091
Camelot Finance SA
4.50%, 11/1/2026(a) 530,000 520,641
Central Parent LLC
8.00%, 6/15/2029(a)(b) 590,000 602,929
Central Parent, Inc.
7.25%, 6/15/2029(a) 1,070,000 1,074,046
Cloud Software Group, Inc.
6.50%, 3/31/2029(a)(b) 2,150,000 2,099,612
9.00%, 9/30/2029(a) 3,950,000 3,949,641
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(b) 605,000 598,399
6.50%, 10/15/2028(a) 615,000 609,113
Crowdstrike Holdings, Inc.
3.00%, 2/15/2029(b) 2,585,000 2,350,631
Elastic NV
4.13%, 7/15/2029(a)(b) 345,000 319,255
Fair Isaac Corp.
5.25%, 5/15/2026(a)(b) 1,250,000 1,251,455
4.00%, 6/15/2028(a) 5,350,000 5,080,642
Gen Digital, Inc.
7.13%, 9/30/2030(a) 420,000 434,663
GoTo Group, Inc.
5.50%, 5/1/2028(a)(b) 4,451,000 2,290,017
Helios Software Holdings, Inc.
4.63%, 5/1/2028(a) 976,000 894,583
8.75%, 5/1/2029(a) 750,000 761,467
McAfee Corp.
7.38%, 2/15/2030(a)(b) 2,255,000 2,174,030
Open Text Corp.
3.88%, 12/1/2029(a)(b) 585,000 533,700
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 2.3% (continued)
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)(b) $ 746,000 $ 684,861
4.13%, 12/1/2031(a)(b) 200,000 179,621
PTC, Inc.
4.00%, 2/15/2028(a) 2,040,000 1,951,591
Rackspace Finance LLC
3.50%, 5/15/2028(a) 1,500,000 883,762
Rocket Software, Inc.
6.50%, 2/15/2029(a) 645,000 599,767
SS&C Technologies, Inc.
5.50%, 9/30/2027(a) 1,985,000 1,977,111
6.50%, 6/1/2032(a) 1,300,000 1,323,309
33,655,937
Specialized REITs - 0 .7%
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(a)(b) 810,000 796,098
REIT, 5.25%, 3/15/2028(a) 1,855,000 1,820,534
REIT, 5.00%, 7/15/2028(a)(b) 300,000 292,345
REIT, 7.00%, 2/15/2029(a)(b) 910,000 935,776
REIT, 4.88%, 9/15/2029(a) 875,000 842,672
REIT, 5.25%, 7/15/2030(a) 3,340,000 3,229,331
REIT, 4.50%, 2/15/2031(a)(b) 980,000 909,964
REIT, 5.63%, 7/15/2032(a) 394,000 382,218
SBA Communications Corp.
REIT, 3.88%, 2/15/2027(b) 295,000 285,513
REIT, 3.13%, 2/1/2029 140,000 127,406
9,621,857
Specialty Retail - 5 .9%
Academy Ltd.
6.00%, 11/15/2027(a) 200,000 198,962
Arko Corp.
5.13%, 11/15/2029(a) 1,040,000 958,027
Asbury Automotive Group, Inc.
5.00%, 2/15/2032(a) 375,000 345,453
At Home Group, Inc.
4.88%, 7/15/2028(a) 1,610,000 675,489
Bath & Body Works, Inc.
6.95%, 3/1/2033 505,000 500,730
6.88%, 11/1/2035(b) 1,155,000 1,172,340
6.75%, 7/1/2036 435,000 437,344
7.60%, 7/15/2037 1,200,000 1,174,837
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a)(c) 730,000 711,222
Carvana Co.
13.00%, 6/1/2030(a)(b)(c) 6,283,850 6,673,972
14.00%, 6/1/2031(a)(c) 10,442,400 12,132,969
eG Global Finance plc
12.00%, 11/30/2028(a)(b) 1,800,000 2,001,431
Evergreen Acqco 1 LP
9.75%, 4/26/2028(a) 1,496,000 1,574,081
Foot Locker, Inc.
4.00%, 10/1/2029(a) 120,000 103,112
Gap, Inc. (The)
3.63%, 10/1/2029(a)(b) 1,715,000 1,539,107
3.88%, 10/1/2031(a) 1,573,000 1,351,723

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
299 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 5.9% (continued)
Global Auto Holdings Ltd.
8.38%, 1/15/2029(a) $ 1,450,000 $ 1,361,513
8.75%, 1/15/2032(a) 1,700,000 1,545,161
Group 1 Automotive, Inc.
4.00%, 8/15/2028(a)(b) 550,000 516,365
GYP Holdings III Corp.
4.63%, 5/1/2029(a)(b) 750,000 707,974
Ken Garff Automotive LLC
4.88%, 9/15/2028(a)(b) 165,000 159,995
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a) 823,000 777,681
8.25%, 8/1/2031(a) 680,000 710,187
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a) 4,820,000 3,468,414
7.88%, 5/1/2029(a) 6,405,000 3,377,795
Murphy Oil USA, Inc.
5.63%, 5/1/2027 995,000 997,507
4.75%, 9/15/2029(b) 2,005,000 1,916,224
3.75%, 2/15/2031(a)(b) 3,630,000 3,225,656
Park River Holdings, Inc.
5.63%, 2/1/2029(a) 575,000 502,179
6.75%, 8/1/2029(a) 500,000 446,273
Penske Automotive Group, Inc.
3.75%, 6/15/2029 270,000 247,062
PetSmart, Inc.
4.75%, 2/15/2028(a) 5,465,000 5,195,235
7.75%, 2/15/2029(a)(b) 6,310,000 6,124,434
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)(b) 430,000 394,858
Staples, Inc.
10.75%, 9/1/2029(a)(b) 13,400,000 12,957,575
12.75%, 1/15/2030(a) 4,800,000 3,814,679
Upbound Group, Inc.
6.38%, 2/15/2029(a) 2,530,000 2,407,416
Valvoline, Inc.
3.63%, 6/15/2031(a)(b) 2,045,000 1,772,466
Victoria's Secret & Co.
4.63%, 7/15/2029(a) 975,000 859,239
Victra Holdings LLC
8.75%, 9/15/2029(a) 1,750,000 1,826,877
86,863,564
Technology Hardware, Storage & Peripherals - 0 .9%
Seagate HDD Cayman
4.09%, 6/1/2029 240,000 226,284
3.13%, 7/15/2029 1,250,000 1,096,953
4.13%, 1/15/2031(b) 250,000 224,820
9.63%, 12/1/2032 1,700,000 1,937,452
5.75%, 12/1/2034 1,260,000 1,242,043
Western Digital Corp.
4.75%, 2/15/2026 1,225,000 1,210,597
Xerox Corp.
4.80%, 3/1/2035 1,697,000 1,006,950
6.75%, 12/15/2039 75,000 50,562
Xerox Holdings Corp.
5.50%, 8/15/2028(a)(b) 4,350,000 3,567,266
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 0.9% (continued)
Xerox Holdings Corp. (continued)
8.88%, 11/30/2029(a)(b) $ 2,835,000 $ 2,467,811
13,030,738
Textiles, Apparel & Luxury Goods - 0 .6%
Crocs, Inc.
4.25%, 3/15/2029(a)(b) 1,450,000 1,329,944
4.13%, 8/15/2031(a) 1,950,000 1,708,145
Hanesbrands, Inc.
9.00%, 2/15/2031(a) 410,000 439,297
Kontoor Brands, Inc.
4.13%, 11/15/2029(a)(b) 2,300,000 2,143,693
S&S Holdings LLC
8.38%, 10/1/2031(a) 1,500,000 1,503,746
William Carter Co. (The)
5.63%, 3/15/2027(a) 300,000 298,240
Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)(b) 1,825,000 1,560,542
8,983,607
Tobacco - 0 .0% (e)
Turning Point Brands, Inc.
5.63%, 2/15/2026(a) 270,000 268,950
Trading Companies & Distributors - 0 .5%
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026(a) 530,000 519,443
4.13%, 5/15/2029(a) 795,000 739,156
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)(b) 890,000 858,926
Boise Cascade Co.
4.88%, 7/1/2030(a) 170,000 161,274
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028(a) 1,000,000 980,361
7.88%, 12/1/2030(a)(b) 310,000 326,579
7.00%, 5/1/2031(a)(b) 500,000 514,207
Foundation Building Materials, Inc.
6.00%, 3/1/2029(a)(b) 450,000 397,591
Imola Merger Corp.
4.75%, 5/15/2029(a) 2,730,000 2,639,141
United Rentals North America, Inc.
4.88%, 1/15/2028 475,000 465,037
7,601,715
Wireless Telecommunication Services - 0 .8%
Millicom International Cellular SA
5.13%, 1/15/2028(a) 225,000 218,007
6.25%, 3/25/2029(a)(b) 675,000 670,850
4.50%, 4/27/2031(a) 3,750,000 3,383,123
7.38%, 4/2/2032(a) 175,000 178,777
Rogers Communications, Inc.
5.25%, 3/15/2082(a)(d) 2,780,000 2,721,189
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)(b) 665,000 573,676
4.75%, 7/15/2031(a) 670,000 580,240
7.75%, 4/15/2032(a) 350,000 350,422
Vodafone Group plc
7.00%, 4/4/2079(b)(d) 895,000 937,434

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 300
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.8% (continued)
Zegona Finance plc
8.63%, 7/15/2029(a)(b) $ 2,010,000 $ 2,123,062
11,736,780
Total Corporate Bonds
(Cost $1,421,525,213) 1,438,140,828
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 15 .5% (i)
REPURCHASE AGREEMENTS - 15 .5%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$62,078,341, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $63,437,268 62,069,927 62,069,927
HSBC Securities USA, Inc.
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$40,005,389, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.38%,
maturing 8/31/2028 - 2/15/2049;
total market value $40,772,515 40,000,000 40,000,000
Societe Generale, New York Branch
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$20,002,694, collateralized by
various U.S. Treasury Securities,
ranging from 3.38% - 4.13%,
maturing 10/31/2026 - 3/31/2030;
total market value $20,368,385 20,000,000 20,000,000
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$105,014,379, collateralized by
various Common Stocks; total
market value $112,152,413 105,000,000 105,000,000
227,069,927
Total Securities Lending Reinvestments
(Cost $227,069,927) 227,069,927
SHORT-TERM INVESTMENTS - 0 .9% (j)
U.S. TREASURY OBLIGATIONS - 0 .9%
U.S. Treasury Bills
4.57%, 1/16/2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS (continued)
(Cost $13,866,365) $ 14,000,000 $ 13,868,271
Total Investments - 114.4%
(Cost $1,662,461,505) 1,679,079,026
Liabilities in excess of other assets - (14.4%) (211,658,458)
NET ASSETS - 100.0% $1,467,420,568
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2024, the value of these securities amounted to
approximately $1,256,322,270 or 85.61% of net assets.
(b) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $218,719,039, collateralized
in the form of cash with a value of $227,069,927 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $1,336,408 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging
from November 21, 2024 – February 15, 2053; a total
value of $228,406,335.
(c) Payment in-kind security.
(d) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(e) Represents less than 0.05% of net assets.
(f) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2024.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2024.
(h) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $227,069,927.
(j) The rate shown was the current yield as of October 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
301 FLEXSHARES ANNUAL REPORT
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 25,414,773
Aggregate gross unrealized depreciation (16,091,880)
Net unrealized appreciation $ 9,322,893
Federal income tax cost $ 1,669,756,133
Security Type % of Net Assets
Corporate Bonds 98 .0%
Securities Lending Reinvestments 15 .5
Short-Term Investments 0 .9
Others
(1)
( 14 .4 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 302
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
October 31, 2024
Investments
Principal
Amount Value
CORPORATE BONDS - 96.5%
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 9,791
GXO Logistics, Inc.
2.65%, 7/15/2031 10,000 8,577
United Parcel Service, Inc.
5.20%, 4/1/2040 20,000 19,894
5.05%, 3/3/2053 40,000 38,064
76,326
Automobile Components - 0.3%
Aptiv plc
4.35%, 3/15/2029 25,000 24,427
5.40%, 3/15/2049 45,000 40,234
3.10%, 12/1/2051 30,000 18,328
BorgWarner, Inc.
5.40%, 8/15/2034 30,000 29,837
112,826
Banks - 13.8%
Bank of America Corp.
5.08%, 1/20/2027(a) 67,000 67,173
1.73%, 7/22/2027(a) 100,000 94,920
3.42%, 12/20/2028(a) 133,000 127,529
2.09%, 6/14/2029(a) 127,000 115,196
4.27%, 7/23/2029(a) 200,000 195,701
1.92%, 10/24/2031(a) 150,000 125,710
4.57%, 4/27/2033(a) 67,000 64,558
5.29%, 4/25/2034(a) 285,000 286,296
4.08%, 4/23/2040(a) 160,000 139,228
2.68%, 6/19/2041(a) 44,000 31,454
4.33%, 3/15/2050(a) 30,000 25,730
Bank of Montreal
3.09%, 1/10/2037(a) 120,000 100,938
Barclays plc
5.83%, 5/9/2027(a) 193,000 195,302
6.49%, 9/13/2029(a) 220,000 230,519
3.81%, 3/10/2042(a) 200,000 158,192
Citigroup, Inc.
3.20%, 10/21/2026 187,000 181,803
4.45%, 9/29/2027 417,000 411,829
3.98%, 3/20/2030(a) 187,000 179,241
2.67%, 1/29/2031(a) 107,000 95,036
4.41%, 3/31/2031(a) 100,000 96,811
2.57%, 6/3/2031(a) 73,000 64,039
3.06%, 1/25/2033(a) 77,000 66,911
5.83%, 2/13/2035(a) 150,000 151,309
8.13%, 7/15/2039 30,000 37,861
6.68%, 9/13/2043 92,000 103,604
HSBC Holdings plc
5.60%, 5/17/2028(a) 270,000 273,983
7.39%, 11/3/2028(a) 210,000 223,714
5.55%, 3/4/2030(a) 260,000 264,267
6.50%, 9/15/2037 50,000 53,598
ING Groep NV
4.02%, 3/28/2028(a) 200,000 195,938
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 13.8% (continued)
JPMorgan Chase & Co.
1.58%, 4/22/2027(a) $ 70,000 $ 66,791
3.78%, 2/1/2028(a) 100,000 97,865
6.09%, 10/23/2029(a) 130,000 135,602
4.45%, 12/5/2029(a) 100,000 98,388
5.58%, 4/22/2030(a) 400,000 410,308
4.57%, 6/14/2030(a) 100,000 98,557
5.00%, 7/22/2030(a) 20,000 20,064
2.58%, 4/22/2032(a) 14,000 12,131
5.34%, 1/23/2035(a) 160,000 161,379
Mitsubishi UFJ Financial Group, Inc.
5.13%, 7/20/2033(a) 200,000 201,038
Royal Bank of Canada
5.00%, 2/1/2033 20,000 20,032
5.00%, 5/2/2033 30,000 29,989
5.15%, 2/1/2034 140,000 140,846
Sumitomo Mitsui Financial Group, Inc.
5.80%, 7/13/2028 200,000 206,525
Toronto-Dominion Bank (The)
4.11%, 6/8/2027 17,000 16,773
4.46%, 6/8/2032 177,000 169,951
6,244,629
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034 50,000 50,250
5.45%, 1/23/2039 62,000 63,058
4.35%, 6/1/2040 100,000 90,253
5.55%, 1/23/2049 60,000 61,228
4.50%, 6/1/2050 50,000 45,000
5.80%, 1/23/2059 42,000 44,436
Diageo Capital plc
5.30%, 10/24/2027 280,000 286,750
Pepsico Singapore Financing I Pte . Ltd.
4.70%, 2/16/2034 20,000 19,748
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 67,295
2.63%, 7/29/2029 30,000 27,612
3.50%, 3/19/2040 133,000 109,563
2.63%, 10/21/2041 30,000 21,333
4.65%, 2/15/2053 30,000 27,352
5.25%, 7/17/2054 10,000 10,045
3.88%, 3/19/2060 5,000 3,932
927,855
Biotechnology - 1.3%
Amgen, Inc.
4.05%, 8/18/2029 26,000 25,233
3.15%, 2/21/2040 20,000 15,282
2.80%, 8/15/2041 26,000 18,727
5.60%, 3/2/2043 120,000 120,095
4.66%, 6/15/2051 284,000 248,431
4.88%, 3/1/2053 26,000 23,306
2.77%, 9/1/2053 14,000 8,616
5.75%, 3/2/2063 5,000 5,007

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
303 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 1.3% (continued)
Biogen, Inc.
2.25%, 5/1/2030 $ 10,000 $ 8,684
3.15%, 5/1/2050 43,000 28,161
3.25%, 2/15/2051 20,000 13,392
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 54,000 45,357
2.80%, 9/15/2050 20,000 12,433
572,724
Broadline Retail - 0.6%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 143,135
eBay, Inc.
5.90%, 11/22/2025 67,000 67,796
2.70%, 3/11/2030 50,000 44,958
6.30%, 11/22/2032 35,000 37,808
293,697
Building Products - 0.6%
Carrier Global Corp.
6.20%, 3/15/2054 50,000 54,922
Fortune Brands Innovations, Inc.
5.88%, 6/1/2033 25,000 26,262
4.50%, 3/25/2052 10,000 8,269
Johnson Controls International plc
4.63%, 7/2/2044(b) 33,000 29,141
Owens Corning
4.30%, 7/15/2047 26,000 21,154
5.95%, 6/15/2054 15,000 15,421
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 110,000 106,261
5.25%, 3/3/2033 10,000 10,223
Trane Technologies Global Holding Co. Ltd.
4.30%, 2/21/2048 7,000 6,002
277,655
Capital Markets - 8.5%
Ameriprise Financial, Inc.
5.70%, 12/15/2028 50,000 52,126
Apollo Debt Solutions BDC
6.90%, 4/13/2029(c) 10,000 10,211
Ares Capital Corp.
7.00%, 1/15/2027 70,000 72,338
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 7,000 6,603
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 67,000 64,823
3.99%, 6/13/2028(a) 77,000 75,894
4.60%, 7/26/2030(a) 33,000 32,681
4.29%, 6/13/2033(a) 20,000 19,070
5.19%, 3/14/2035(a) 80,000 80,247
Barings BDC, Inc.
3.30%, 11/23/2026 7,000 6,654
7.00%, 2/15/2029 10,000 10,208
Blackrock, Inc.
2.40%, 4/30/2030 20,000 17,839
4.75%, 5/25/2033 35,000 34,850
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 8.5% (continued)
Blue Owl Technology Finance Corp. II
6.75%, 4/4/2029(c) $ 10,000 $ 9,951
FactSet Research Systems, Inc.
3.45%, 3/1/2032 10,000 8,930
Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(a) 901,000 894,118
5.73%, 4/25/2030(a) 200,000 205,625
2.38%, 7/21/2032(a) 17,000 14,330
3.10%, 2/24/2033(a) 70,000 61,126
6.75%, 10/1/2037 87,000 95,467
4.41%, 4/23/2039(a) 100,000 89,936
3.44%, 2/24/2043(a) 135,000 104,388
Hercules Capital, Inc.
3.38%, 1/20/2027 14,000 13,268
HPS Corporate Lending Fund
6.75%, 1/30/2029(c) 10,000 10,201
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 10,037
Moody's Corp.
2.00%, 8/19/2031 20,000 16,766
2.75%, 8/19/2041 43,000 30,509
3.75%, 2/25/2052 15,000 11,502
Morgan Stanley
3.13%, 7/27/2026 100,000 97,526
0.99%, 12/10/2026(a) 26,000 24,904
5.12%, 2/1/2029(a) 133,000 134,069
2.70%, 1/22/2031(a) 133,000 118,995
2.24%, 7/21/2032(a) 30,000 25,101
5.25%, 4/21/2034(a) 185,000 185,275
5.42%, 7/21/2034(a) 64,000 64,660
5.83%, 4/19/2035(a) 50,000 51,966
5.30%, 4/20/2037(a) 33,000 32,367
5.94%, 2/7/2039(a) 30,000 30,435
5.60%, 3/24/2051(a) 78,000 81,233
Nasdaq, Inc.
3.85%, 6/30/2026 50,000 49,305
5.35%, 6/28/2028 70,000 71,464
5.55%, 2/15/2034 40,000 40,877
3.95%, 3/7/2052 7,000 5,374
6.10%, 6/28/2063 20,000 20,972
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,342
S&P Global, Inc.
2.45%, 3/1/2027 40,000 38,164
1.25%, 8/15/2030 50,000 41,449
2.90%, 3/1/2032 50,000 44,040
4.50%, 5/15/2048 24,000 21,323
3.70%, 3/1/2052 30,000 23,211
Sixth Street Lending Partners
6.50%, 3/11/2029(c) 10,000 10,084
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,087
State Street Corp.
5.82%, 11/4/2028(a) 50,000 51,500
2.40%, 1/24/2030 63,000 56,215

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 304
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 8.5% (continued)
State Street Corp. (continued)
6.12%, 11/21/2034(a) $ 50,000 $ 52,749
UBS AG
1.25%, 6/1/2026 200,000 189,935
5.65%, 9/11/2028 200,000 206,172
3,859,492
Chemicals - 1.4%
Albemarle Corp.
5.05%, 6/1/2032 20,000 19,460
5.45%, 12/1/2044 10,000 9,212
Dow Chemical Co. (The)
5.15%, 2/15/2034 50,000 49,733
5.55%, 11/30/2048 35,000 33,845
6.90%, 5/15/2053 54,000 61,379
Ecolab, Inc.
4.80%, 3/24/2030 33,000 33,160
1.30%, 1/30/2031 63,000 51,571
3.95%, 12/1/2047 20,000 16,561
FMC Corp.
5.15%, 5/18/2026 100,000 100,244
3.45%, 10/1/2029 40,000 36,783
5.65%, 5/18/2033 5,000 5,040
6.38%, 5/18/2053 5,000 5,189
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 17,000 15,114
Linde, Inc.
1.10%, 8/10/2030 50,000 41,366
Nutrien Ltd.
5.40%, 6/21/2034 20,000 20,126
5.88%, 12/1/2036 20,000 20,772
6.13%, 1/15/2041 25,000 26,106
5.25%, 1/15/2045 47,000 44,353
PPG Industries, Inc.
3.75%, 3/15/2028 30,000 29,127
619,141
Commercial Services & Supplies - 0.5%
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 30,169
Waste Management, Inc.
4.63%, 2/15/2030 210,000 209,279
4.15%, 7/15/2049 10,000 8,405
247,853
Construction & Engineering - 0.1%
Quanta Services, Inc.
3.05%, 10/1/2041 35,000 25,431
Consumer Finance - 4.9%
Ally Financial, Inc.
6.99%, 6/13/2029(a) 80,000 83,497
6.85%, 1/3/2030(a) 20,000 20,787
American Express Co.
3.13%, 5/20/2026 50,000 48,955
3.30%, 5/3/2027 50,000 48,468
5.28%, 7/27/2029(a) 100,000 101,607
4.42%, 8/3/2033(a) 40,000 38,436
5.63%, 7/28/2034(a) 60,000 61,032
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 4.9% (continued)
American Express Co. (continued)
4.05%, 12/3/2042 $ 14,000 $ 12,046
Capital One Financial Corp.
6.38%, 6/8/2034(a) 40,000 42,002
Ford Motor Credit Co. LLC
6.95%, 6/10/2026 400,000 408,752
7.20%, 6/10/2030 400,000 422,234
General Motors Financial Co., Inc.
6.00%, 1/9/2028 33,000 33,944
5.85%, 4/6/2030 63,000 64,607
3.10%, 1/12/2032 67,000 57,575
6.40%, 1/9/2033 145,000 152,397
6.10%, 1/7/2034 35,000 35,959
John Deere Capital Corp.
4.80%, 1/9/2026 20,000 20,086
5.15%, 9/8/2026 140,000 142,069
4.90%, 6/11/2027 50,000 50,579
4.85%, 6/11/2029 40,000 40,376
4.70%, 6/10/2030 50,000 50,083
4.40%, 9/8/2031 130,000 126,907
4.35%, 9/15/2032 67,000 65,418
Series I, 5.15%, 9/8/2033 40,000 40,796
5.10%, 4/11/2034 20,000 20,279
Synchrony Financial
2.88%, 10/28/2031 44,000 36,716
2,225,607
Consumer Staples Distribution & Retail - 0.7%
Kroger Co. (The)
5.40%, 1/15/2049 28,000 27,167
3.95%, 1/15/2050 54,000 41,918
5.65%, 9/15/2064 70,000 68,022
Target Corp.
2.65%, 9/15/2030 127,000 114,436
3.90%, 11/15/2047 10,000 8,086
4.80%, 1/15/2053 47,000 43,862
303,491
Containers & Packaging - 0.3%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 11,719
Avery Dennison Corp.
2.65%, 4/30/2030 10,000 8,901
5.75%, 3/15/2033 14,000 14,566
Berry Global, Inc.
1.57%, 1/15/2026 26,000 24,957
1.65%, 1/15/2027 30,000 27,972
5.50%, 4/15/2028 40,000 40,113
128,228
Diversified REITs - 0.3%
Digital Realty Trust LP
REIT, 5.55%, 1/15/2028 30,000 30,647
REIT, 4.45%, 7/15/2028 33,000 32,600
REIT, 3.60%, 7/1/2029 10,000 9,497
Simon Property Group LP
REIT, 6.75%, 2/1/2040 17,000 19,087
REIT, 5.85%, 3/8/2053 17,000 17,603

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
305 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 0.3% (continued)
Store Capital LLC
REIT, 2.70%, 12/1/2031 $ 20,000 $ 16,510
125,944
Diversified Telecommunication Services - 2.8%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 80,000 94,195
Telefonica Emisiones SA
4.90%, 3/6/2048 150,000 131,119
Verizon Communications, Inc.
2.55%, 3/21/2031 437,000 379,353
2.36%, 3/15/2032 167,000 139,235
5.05%, 5/9/2033 55,000 55,049
2.65%, 11/20/2040 161,000 112,516
3.40%, 3/22/2041 244,000 188,865
4.86%, 8/21/2046 50,000 45,974
3.88%, 3/1/2052 154,000 118,214
2.99%, 10/30/2056 14,000 8,661
1,273,181
Electric Utilities - 4.2%
Avangrid, Inc.
3.80%, 6/1/2029 14,000 13,369
Connecticut Light and Power Co. (The)
4.65%, 1/1/2029 25,000 25,013
Series A, 2.05%, 7/1/2031 117,000 98,600
4.00%, 4/1/2048 32,000 26,257
5.25%, 1/15/2053 10,000 9,868
Edison International
4.13%, 3/15/2028 150,000 146,488
Enel Americas SA
4.00%, 10/25/2026 7,000 6,864
Enel Chile SA
4.88%, 6/12/2028 20,000 19,815
Entergy Mississippi LLC
5.85%, 6/1/2054 110,000 114,318
Eversource Energy
4.60%, 7/1/2027 167,000 166,273
Series R, 1.65%, 8/15/2030 17,000 14,165
3.45%, 1/15/2050 40,000 28,641
Exelon Corp.
5.30%, 3/15/2033 10,000 10,147
5.45%, 3/15/2034 10,000 10,175
4.95%, 6/15/2035 70,000 67,710
4.45%, 4/15/2046 53,000 45,187
Oklahoma Gas and Electric Co.
5.60%, 4/1/2053 50,000 50,385
Pacific Gas and Electric Co.
3.15%, 1/1/2026 50,000 48,901
6.10%, 1/15/2029 130,000 134,984
4.50%, 7/1/2040 60,000 52,016
4.20%, 6/1/2041 128,000 104,152
3.95%, 12/1/2047 200,000 150,415
6.70%, 4/1/2053 10,000 10,992
Public Service Co. of New Hampshire
3.60%, 7/1/2049 10,000 7,527
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 4.2% (continued)
Public Service Electric and Gas Co.
4.65%, 3/15/2033 $ 15,000 $ 14,746
5.20%, 3/1/2034 20,000 20,307
3.60%, 12/1/2047 77,000 58,785
4.05%, 5/1/2048 60,000 49,412
5.45%, 3/1/2054 15,000 15,230
5.30%, 8/1/2054 10,000 10,036
Southern California Edison Co.
5.65%, 10/1/2028 40,000 41,250
5.95%, 11/1/2032 67,000 70,895
5.20%, 6/1/2034 100,000 100,292
Series C, 4.13%, 3/1/2048 33,000 26,860
Series E, 5.45%, 6/1/2052 75,000 73,661
System Energy Resources, Inc.
6.00%, 4/15/2028 50,000 51,561
1,895,297
Electrical Equipment - 0.2%
ABB Finance USA, Inc.
3.80%, 4/3/2028 50,000 49,054
Hubbell, Inc.
3.50%, 2/15/2028 20,000 19,236
68,290
Energy Equipment & Services - 0.3%
Baker Hughes Holdings LLC
4.08%, 12/15/2047 45,000 36,452
Halliburton Co.
5.00%, 11/15/2045 70,000 63,713
Schlumberger Investment SA
4.85%, 5/15/2033 30,000 29,655
5.00%, 6/1/2034 10,000 9,933
139,753
Entertainment - 0.7%
Walt Disney Co. (The)
6.40%, 12/15/2035 97,000 107,551
3.50%, 5/13/2040 5,000 4,051
7.75%, 12/1/2045 54,000 69,785
4.75%, 11/15/2046 107,000 98,515
3.60%, 1/13/2051 10,000 7,559
3.80%, 5/13/2060 50,000 37,584
325,045
Financial Services - 1.7%
Corebridge Financial, Inc.
6.88%, 12/15/2052(a) 7,000 7,165
6.38%, 9/15/2054(a) 10,000 9,957
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 44,816
5.00%, 4/20/2048 4,000 3,678
Mastercard, Inc.
3.30%, 3/26/2027 100,000 97,529
2.95%, 6/1/2029 96,000 89,979
2.00%, 11/18/2031 33,000 27,812
4.85%, 3/9/2033 60,000 60,324
3.95%, 2/26/2048 15,000 12,510
2.95%, 3/15/2051 30,000 20,379

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 306
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 1.7% (continued)
PayPal Holdings, Inc.
4.40%, 6/1/2032 $ 98,000 $ 95,213
5.05%, 6/1/2052 30,000 28,513
Shell International Finance BV
3.88%, 11/13/2028 70,000 68,306
6.38%, 12/15/2038 60,000 66,829
3.00%, 11/26/2051 110,000 72,945
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,647
4.70%, 1/23/2048(a) 30,000 27,526
Woodside Finance Ltd.
5.70%, 9/12/2054 25,000 24,227
767,355
Food Products - 1.4%
Campbell Soup Co.
4.15%, 3/15/2028 50,000 49,105
2.38%, 4/24/2030 17,000 14,919
4.80%, 3/15/2048 20,000 17,998
Conagra Brands, Inc.
5.40%, 11/1/2048 40,000 38,022
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,322
4.70%, 4/17/2048 20,000 17,902
Hershey Co. (The)
4.25%, 5/4/2028 20,000 19,915
1.70%, 6/1/2030 32,000 27,465
2.65%, 6/1/2050 10,000 6,307
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 27,333
Ingredion, Inc.
2.90%, 6/1/2030 33,000 29,784
JBS USA Holding Lux Sarl
6.75%, 3/15/2034(c) 30,000 32,260
Kellanova
5.25%, 3/1/2033 60,000 60,728
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 44,265
2.63%, 9/4/2050 50,000 30,580
Unilever Capital Corp.
4.63%, 8/12/2034 200,000 196,051
630,956
Gas Utilities - 0.4%
Southern California Gas Co.
2.95%, 4/15/2027 187,000 179,964
Washington Gas Light Co.
3.65%, 9/15/2049 20,000 14,858
194,822
Ground Transportation - 1.5%
Canadian National Railway Co.
3.65%, 2/3/2048 14,000 10,992
4.45%, 1/20/2049 72,000 63,699
4.40%, 8/5/2052 7,000 6,156
CSX Corp.
2.40%, 2/15/2030 63,000 56,237
5.20%, 11/15/2033 10,000 10,176
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 1.5% (continued)
CSX Corp. (continued)
4.30%, 3/1/2048 $ 82,000 $ 70,057
3.80%, 4/15/2050 33,000 25,807
4.65%, 3/1/2068 3,000 2,561
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 30,000 29,658
Norfolk Southern Corp.
5.95%, 3/15/2064 105,000 111,031
Union Pacific Corp.
4.50%, 1/20/2033 80,000 78,316
2.89%, 4/6/2036 40,000 32,839
4.50%, 9/10/2048 55,000 48,645
5.15%, 1/20/2063 130,000 123,743
669,917
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
1.40%, 6/30/2030 98,000 83,390
4.90%, 11/30/2046 98,000 94,704
Baxter International, Inc.
1.73%, 4/1/2031 50,000 41,077
3.13%, 12/1/2051 53,000 34,156
Becton Dickinson & Co.
2.82%, 5/20/2030 50,000 45,018
1.96%, 2/11/2031 50,000 41,989
3.79%, 5/20/2050 50,000 38,308
Boston Scientific Corp.
2.65%, 6/1/2030 50,000 44,822
4.55%, 3/1/2039 50,000 46,544
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 59,651
4.50%, 3/30/2033 5,000 4,882
Solventum Corp.
5.60%, 3/23/2034(c) 90,000 90,699
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 30,000 27,835
2.60%, 11/24/2031 50,000 42,910
695,985
Health Care Providers & Services - 4.6%
Aetna, Inc.
3.88%, 8/15/2047 41,000 30,314
Cardinal Health, Inc.
4.90%, 9/15/2045 33,000 29,605
Cencora , Inc.
2.70%, 3/15/2031 50,000 43,766
5.13%, 2/15/2034 30,000 29,802
Centene Corp.
2.45%, 7/15/2028 150,000 135,017
2.63%, 8/1/2031 50,000 41,606
Cigna Group (The)
4.38%, 10/15/2028 60,000 58,928
5.25%, 2/15/2034 20,000 19,936
4.80%, 8/15/2038 40,000 37,040
6.13%, 11/15/2041 33,000 34,653
3.88%, 10/15/2047 24,000 18,187
4.90%, 12/15/2048 67,000 59,417

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
307 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 4.6% (continued)
Cigna Group (The) (continued)
3.40%, 3/15/2051 $ 54,000 $ 36,991
CVS Health Corp.
3.63%, 4/1/2027 33,000 32,029
4.30%, 3/25/2028 100,000 97,485
5.25%, 2/21/2033 80,000 78,584
4.78%, 3/25/2038 160,000 142,792
2.70%, 8/21/2040 20,000 13,319
5.05%, 3/25/2048 174,000 150,115
6.05%, 6/1/2054 30,000 29,621
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 43,593
4.10%, 5/15/2032 164,000 154,118
4.75%, 2/15/2033 20,000 19,425
4.55%, 3/1/2048 32,000 27,316
3.60%, 3/15/2051 52,000 37,669
6.10%, 10/15/2052 14,000 14,716
5.13%, 2/15/2053 20,000 18,436
5.65%, 6/15/2054 40,000 39,863
HCA, Inc.
5.45%, 4/1/2031 20,000 20,223
3.63%, 3/15/2032 133,000 119,617
7.50%, 11/6/2033 77,000 86,362
5.60%, 4/1/2034 80,000 80,427
4.38%, 3/15/2042 15,000 12,538
4.63%, 3/15/2052 87,000 71,505
6.00%, 4/1/2054 15,000 15,071
Laboratory Corp. of America Holdings
1.55%, 6/1/2026 50,000 47,688
2.70%, 6/1/2031 50,000 43,522
4.80%, 10/1/2034 25,000 24,085
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 41,885
2.95%, 6/30/2030 50,000 45,208
6.40%, 11/30/2033 10,000 10,845
2,093,319
Health Care REITs - 0.7%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 160,000 157,590
Healthcare Realty Holdings LP
REIT, 3.63%, 1/15/2028 30,000 28,639
REIT, 2.05%, 3/15/2031 7,000 5,698
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 20,000 18,819
Ventas Realty LP
REIT, 4.00%, 3/1/2028 33,000 32,165
REIT, 3.00%, 1/15/2030 48,000 43,514
REIT, 4.75%, 11/15/2030 30,000 29,517
REIT, 5.00%, 1/15/2035 10,000 9,664
325,606
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts LP
Series F, REIT, 4.50%,
2/1/2026 50,000 49,691
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotel & Resort REITs - 0.2% (continued)
Host Hotels & Resorts LP (continued)
Series I, REIT, 3.50%,
9/15/2030 $ 10,000 $ 9,061
Series J, REIT, 2.90%,
12/15/2031 10,000 8,524
REIT, 5.50%, 4/15/2035 20,000 19,621
86,897
Hotels, Restaurants & Leisure - 1.7%
Las Vegas Sands Corp.
3.90%, 8/8/2029 70,000 65,414
6.20%, 8/15/2034 10,000 10,192
Marriott International, Inc.
5.45%, 9/15/2026 50,000 50,761
5.00%, 10/15/2027 20,000 20,203
4.90%, 4/15/2029 30,000 30,047
Series HH, 2.85%, 4/15/2031 63,000 55,369
Series II, 2.75%, 10/15/2033 3,000 2,484
5.30%, 5/15/2034 40,000 39,978
McDonald's Corp.
3.50%, 7/1/2027 130,000 126,556
4.70%, 12/9/2035 33,000 32,017
4.88%, 12/9/2045 33,000 30,407
4.45%, 9/1/2048 30,000 25,828
3.63%, 9/1/2049 79,000 58,951
5.15%, 9/9/2052 7,000 6,645
Sands China Ltd.
3.80%, 1/8/2026(b) 200,000 196,047
750,899
Household Durables - 0.5%
Leggett & Platt, Inc.
4.40%, 3/15/2029 15,000 14,086
3.50%, 11/15/2051 10,000 6,475
Mohawk Industries, Inc.
5.85%, 9/18/2028 12,000 12,390
3.63%, 5/15/2030 7,000 6,539
NVR, Inc.
3.00%, 5/15/2030 14,000 12,686
PulteGroup, Inc.
5.00%, 1/15/2027 76,000 76,200
Toll Brothers Finance Corp.
3.80%, 11/1/2029 20,000 18,996
Whirlpool Corp.
4.75%, 2/26/2029 50,000 49,464
4.60%, 5/15/2050 20,000 16,088
212,924
Household Products - 0.2%
Procter & Gamble Co. (The)
4.55%, 1/29/2034 80,000 79,456
Independent Power and Renewable Electricity Producers - 0.4%
Constellation Energy Generation LLC
5.60%, 3/1/2028 80,000 82,164
5.80%, 3/1/2033 60,000 62,383
6.13%, 1/15/2034 40,000 42,686
187,233

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 308
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Industrial REITs - 0.4%
Americold Realty Operating Partnership LP
REIT, 5.41%, 9/12/2034 $ 10,000 $ 9,753
Prologis LP
REIT, 4.88%, 6/15/2028 40,000 40,396
REIT, 4.63%, 1/15/2033 47,000 46,009
REIT, 5.13%, 1/15/2034 44,000 44,078
REIT, 5.00%, 1/31/2035 30,000 29,661
REIT, 4.38%, 9/15/2048 7,000 5,986
REIT, 3.00%, 4/15/2050 23,000 15,296
191,179
Insurance - 3.0%
Aflac, Inc.
3.60%, 4/1/2030 53,000 50,101
4.75%, 1/15/2049 10,000 8,993
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,149
5.25%, 3/30/2033 40,000 40,342
3.85%, 8/10/2049 26,000 20,096
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(a) 30,000 29,929
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 9,145
Arch Capital Group Ltd.
3.64%, 6/30/2050 10,000 7,389
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a) 17,000 16,159
Brighthouse Financial, Inc.
4.70%, 6/22/2047 20,000 15,859
3.85%, 12/22/2051 5,000 3,387
Chubb INA Holdings LLC
5.00%, 3/15/2034 60,000 59,977
4.35%, 11/3/2045 14,000 12,251
Fidelity National Financial, Inc.
3.20%, 9/17/2051 14,000 8,965
First American Financial Corp.
2.40%, 8/15/2031 20,000 16,371
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 10,000 8,666
Hartford Financial Services Group, Inc. (The)
4.40%, 3/15/2048 5,000 4,275
3.60%, 8/19/2049 33,000 24,668
2.90%, 9/15/2051 14,000 8,987
Lincoln National Corp.
3.05%, 1/15/2030 20,000 18,169
4.35%, 3/1/2048 38,000 30,354
4.38%, 6/15/2050 10,000 7,914
Manulife Financial Corp.
4.06%, 2/24/2032(a) 50,000 48,814
3.70%, 3/16/2032 27,000 24,972
MetLife, Inc.
4.55%, 3/23/2030 60,000 59,578
5.38%, 7/15/2033 15,000 15,411
5.30%, 12/15/2034 10,000 10,102
10.75%, 8/1/2039 33,000 45,801
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.0% (continued)
MetLife, Inc. (continued)
4.60%, 5/13/2046 $ 56,000 $ 50,322
5.00%, 7/15/2052 33,000 30,833
5.25%, 1/15/2054 14,000 13,729
Primerica, Inc.
2.80%, 11/19/2031 10,000 8,521
Principal Financial Group, Inc.
3.70%, 5/15/2029 33,000 31,569
2.13%, 6/15/2030 33,000 28,512
5.38%, 3/15/2033 10,000 10,180
5.50%, 3/15/2053 8,000 7,896
Progressive Corp. (The)
4.20%, 3/15/2048 60,000 50,636
Prudential Financial, Inc.
1.50%, 3/10/2026 100,000 96,000
3.00%, 3/10/2040 23,000 17,441
4.50%, 9/15/2047(a) 50,000 48,640
3.91%, 12/7/2047 35,000 27,576
4.35%, 2/25/2050 33,000 27,958
6.00%, 9/1/2052(a) 47,000 47,727
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 13,853
3.63%, 3/24/2032 10,000 9,141
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 22,332
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 70,000 57,483
4.05%, 3/7/2048 8,000 6,625
5.45%, 5/25/2053 27,000 27,510
Unum Group
4.00%, 6/15/2029 40,000 38,450
4.13%, 6/15/2051 24,000 18,263
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,577
3.15%, 9/30/2061 20,000 12,356
Willis North America, Inc.
5.35%, 5/15/2033 30,000 30,128
5.90%, 3/5/2054 20,000 20,083
1,372,165
Interactive Media & Services - 1.0%
Alphabet, Inc.
0.80%, 8/15/2027 317,000 289,699
1.10%, 8/15/2030 10,000 8,347
1.90%, 8/15/2040 7,000 4,716
2.05%, 8/15/2050 60,000 35,287
Meta Platforms, Inc.
5.40%, 8/15/2054 40,000 40,183
5.75%, 5/15/2063 83,000 86,633
464,865
IT Services - 0.4%
Amdocs Ltd.
2.54%, 6/15/2030 10,000 8,739
Genpact Luxembourg Sarl
6.00%, 6/4/2029 10,000 10,273

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
309 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 0.4% (continued)
International Business Machines Corp.
4.15%, 5/15/2039 $ 100,000 $ 87,661
2.85%, 5/15/2040 72,000 52,718
159,391
Leisure Products - 0.2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 23,089
5.10%, 4/1/2052 20,000 16,125
Hasbro, Inc.
3.90%, 11/19/2029 33,000 31,102
6.35%, 3/15/2040 10,000 10,409
80,725
Machinery - 0.9%
AGCO Corp.
5.80%, 3/21/2034 10,000 10,171
CNH Industrial NV
3.85%, 11/15/2027 10,000 9,791
Cummins, Inc.
1.50%, 9/1/2030 107,000 90,083
5.15%, 2/20/2034 10,000 10,180
2.60%, 9/1/2050 10,000 6,191
Ingersoll Rand, Inc.
5.40%, 8/14/2028 38,000 38,854
5.31%, 6/15/2031 80,000 81,629
Otis Worldwide Corp.
3.11%, 2/15/2040 40,000 31,142
Stanley Black & Decker, Inc.
6.00%, 3/6/2028 20,000 20,773
4.85%, 11/15/2048 10,000 9,023
2.75%, 11/15/2050 22,000 13,252
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/2028(b) 52,000 51,759
5.61%, 3/11/2034 10,000 10,279
Xylem, Inc.
1.95%, 1/30/2028 20,000 18,444
2.25%, 1/30/2031 17,000 14,691
416,262
Marine Transportation - 0.0%(d)
Kirby Corp.
4.20%, 3/1/2028 20,000 19,439
Media - 2.3%
Charter Communications Operating LLC
5.50%, 4/1/2063 10,000 7,950
Comcast Corp.
2.65%, 2/1/2030 247,000 222,567
4.65%, 2/15/2033 67,000 65,933
4.60%, 10/15/2038 20,000 18,488
4.00%, 3/1/2048 114,000 91,303
2.89%, 11/1/2051 387,000 245,659
5.35%, 5/15/2053 10,000 9,692
2.99%, 11/1/2063 170,000 101,489
5.50%, 5/15/2064 3,000 2,926
Fox Corp.
4.71%, 1/25/2029 50,000 49,736
5.48%, 1/25/2039 20,000 19,327
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 2.3% (continued)
Fox Corp. (continued)
5.58%, 1/25/2049 $ 55,000 $ 52,209
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 30,000 22,436
Paramount Global
4.95%, 1/15/2031 25,000 23,225
4.20%, 5/19/2032 20,000 17,429
4.38%, 3/15/2043 30,000 21,620
5.25%, 4/1/2044 30,000 23,249
4.95%, 5/19/2050 40,000 29,822
1,025,060
Metals & Mining - 0.8%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2033 130,000 132,154
Newmont Corp.
3.25%, 5/13/2030 30,000 27,768
2.60%, 7/15/2032 10,000 8,566
5.88%, 4/1/2035 57,000 60,152
5.75%, 11/15/2041 10,000 10,199
4.20%, 5/13/2050 25,000 21,138
Nucor Corp.
4.30%, 5/23/2027 20,000 19,930
2.70%, 6/1/2030 30,000 26,990
3.13%, 4/1/2032 33,000 29,312
4.40%, 5/1/2048 8,000 6,938
2.98%, 12/15/2055 14,000 8,764
Steel Dynamics, Inc.
1.65%, 10/15/2027 20,000 18,291
3.25%, 10/15/2050 20,000 13,680
383,882
Multi-Utilities - 1.6%
Algonquin Power & Utilities Corp.
5.37%, 6/15/2026(b) 20,000 20,111
Ameren Corp.
5.00%, 1/15/2029 50,000 50,254
CenterPoint Energy, Inc.
Series A, 7.00%, 2/15/2055(a) 10,000 10,226
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030 10,000 9,364
2.40%, 6/15/2031 50,000 43,474
5.20%, 3/1/2033 10,000 10,189
5.50%, 3/15/2034 50,000 51,844
Series E, 4.65%, 12/1/2048 22,000 19,575
6.15%, 11/15/2052 7,000 7,652
5.90%, 11/15/2053 10,000 10,556
5.70%, 5/15/2054 30,000 31,012
4.50%, 5/15/2058 67,000 56,287
3.60%, 6/15/2061 23,000 16,369
Dominion Energy, Inc.
Series B, 7.00%, 6/1/2054(a) 50,000 53,200
National Grid plc
5.60%, 6/12/2028 15,000 15,354
5.81%, 6/12/2033 25,000 25,937
NiSource, Inc.
6.95%, 11/30/2054(a) 15,000 15,371

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 310
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.6% (continued)
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 $ 63,000 $ 64,939
1.60%, 8/15/2030 10,000 8,339
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030 20,000 16,843
2.95%, 8/15/2051 77,000 51,528
5.55%, 4/15/2054 10,000 10,094
Sempra
3.70%, 4/1/2029 50,000 47,532
5.50%, 8/1/2033 20,000 20,409
3.80%, 2/1/2038 26,000 21,842
4.00%, 2/1/2048 33,000 25,810
714,111
Office REITs - 0.5%
Boston Properties LP
REIT, 3.25%, 1/30/2031 80,000 70,469
REIT, 2.45%, 10/1/2033 33,000 25,669
REIT, 5.75%, 1/15/2035 20,000 19,809
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 10,000 8,772
Cousins Properties LP
REIT, 5.88%, 10/1/2034 10,000 10,088
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 30,000 26,360
REIT, 7.65%, 2/1/2034 10,000 11,215
Kilroy Realty LP
REIT, 6.25%, 1/15/2036 17,000 17,140
Piedmont Operating Partnership LP
REIT, 3.15%, 8/15/2030 10,000 8,562
REIT, 2.75%, 4/1/2032 7,000 5,577
203,661
Oil, Gas & Consumable Fuels - 6.7%
Boardwalk Pipelines LP
3.40%, 2/15/2031 40,000 36,083
BP Capital Markets America, Inc.
3.00%, 3/17/2052 160,000 104,175
3.38%, 2/8/2061 50,000 33,151
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 157,000 140,433
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 17,000 16,012
2.74%, 12/31/2039 20,000 16,036
Cheniere Energy, Inc.
4.63%, 10/15/2028 29,000 28,420
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045 10,000 9,900
DCP Midstream Operating LP
3.25%, 2/15/2032 10,000 8,682
Devon Energy Corp.
5.20%, 9/15/2034 100,000 96,272
Enbridge, Inc.
6.20%, 11/15/2030 10,000 10,616
5.63%, 4/5/2034 80,000 81,352
6.70%, 11/15/2053 60,000 67,125
5.95%, 4/5/2054 5,000 5,114
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.7% (continued)
Enbridge, Inc. (continued)
5.50%, 7/15/2077(a) $ 50,000 $ 48,503
8.50%, 1/15/2084(a) 50,000 55,552
EnLink Midstream LLC
5.38%, 6/1/2029 10,000 10,080
5.65%, 9/1/2034 10,000 10,042
EnLink Midstream Partners LP
5.45%, 6/1/2047 20,000 18,253
Enterprise Products Operating LLC
5.38%, 2/15/2078(a) 20,000 19,194
Hess Corp.
6.00%, 1/15/2040 27,000 28,271
Kinder Morgan, Inc.
2.00%, 2/15/2031 14,000 11,793
5.20%, 6/1/2033 50,000 49,208
5.40%, 2/1/2034 130,000 129,582
5.55%, 6/1/2045 33,000 31,243
5.20%, 3/1/2048 27,000 24,381
3.60%, 2/15/2051 10,000 6,949
5.45%, 8/1/2052 10,000 9,353
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,051
4.50%, 4/1/2048 48,000 38,664
MPLX LP
1.75%, 3/1/2026 120,000 115,260
2.65%, 8/15/2030 17,000 14,960
4.50%, 4/15/2038 82,000 72,630
5.20%, 12/1/2047 30,000 26,721
5.50%, 2/15/2049 30,000 28,084
5.65%, 3/1/2053 20,000 19,087
Occidental Petroleum Corp.
6.13%, 1/1/2031 70,000 72,139
7.88%, 9/15/2031 30,000 33,626
6.45%, 9/15/2036 40,000 41,366
Zero Coupon, 10/10/2036 50,000 27,690
6.60%, 3/15/2046 30,000 30,722
6.05%, 10/1/2054 5,000 4,846
ONEOK, Inc.
6.10%, 11/15/2032 25,000 26,314
6.05%, 9/1/2033 100,000 104,077
5.20%, 7/15/2048 20,000 18,018
4.85%, 2/1/2049 30,000 25,600
4.50%, 3/15/2050 60,000 48,767
5.85%, 11/1/2064 50,000 48,245
Pioneer Natural Resources Co.
2.15%, 1/15/2031 46,000 39,435
Plains All American Pipeline LP
4.50%, 12/15/2026 100,000 99,581
3.80%, 9/15/2030 75,000 69,950
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030 17,000 16,535
5.90%, 9/15/2037 40,000 41,598
South Bow USA Infrastructure Holdings LLC
6.18%, 10/1/2054(c) 10,000 9,897

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
311 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.7% (continued)
Targa Resources Corp.
6.50%, 3/30/2034 $ 100,000 $ 107,277
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 45,826
3.46%, 7/12/2049 50,000 36,795
3.13%, 5/29/2050 74,000 51,104
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 9,762
5.49%, 4/5/2054 70,000 69,547
Transcanada Trust
5.60%, 3/7/2082(a) 100,000 95,456
Valero Energy Corp.
4.00%, 4/1/2029 30,000 28,949
2.80%, 12/1/2031 80,000 68,820
4.00%, 6/1/2052 10,000 7,433
Williams Cos., Inc. (The)
3.75%, 6/15/2027 50,000 48,805
4.80%, 11/15/2029 50,000 49,715
5.65%, 3/15/2033 73,000 74,795
5.15%, 3/15/2034 15,000 14,769
5.75%, 6/24/2044 33,000 32,597
5.10%, 9/15/2045 37,000 33,874
4.85%, 3/1/2048 29,000 25,467
5.30%, 8/15/2052 14,000 13,130
3,022,759
Paper & Forest Products - 0.1%
Suzano Austria GmbH
3.75%, 1/15/2031 20,000 17,837
Series DM3N, 3.13%,
1/15/2032 50,000 41,933
59,770
Personal Care Products - 0.4%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027 100,000 96,985
4.38%, 5/15/2028 20,000 19,850
2.60%, 4/15/2030 30,000 26,958
1.95%, 3/15/2031 33,000 27,662
4.15%, 3/15/2047 10,000 8,233
5.15%, 5/15/2053 5,000 4,914
184,602
Pharmaceuticals - 4.4%
AstraZeneca Finance LLC
4.88%, 3/3/2033 53,000 53,413
5.00%, 2/26/2034 30,000 30,220
AstraZeneca plc
4.00%, 9/18/2042 30,000 25,636
4.38%, 11/16/2045 60,000 53,450
3.00%, 5/28/2051 14,000 9,674
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 31,360
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 47,000 52,331
Johnson & Johnson
3.63%, 3/3/2037 210,000 185,531
2.10%, 9/1/2040 100,000 68,765
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 4.4% (continued)
Johnson & Johnson (continued)
3.70%, 3/1/2046 $ 50,000 $ 41,108
2.25%, 9/1/2050 20,000 12,146
2.45%, 9/1/2060 7,000 4,064
Merck & Co., Inc.
4.05%, 5/17/2028 133,000 131,932
3.40%, 3/7/2029 100,000 95,638
4.50%, 5/17/2033 30,000 29,463
2.35%, 6/24/2040 143,000 99,493
4.90%, 5/17/2044 55,000 52,592
2.75%, 12/10/2051 15,000 9,518
Mylan, Inc.
5.20%, 4/15/2048 37,000 30,938
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 47,571
2.20%, 8/14/2030 35,000 30,888
4.20%, 9/18/2034 60,000 56,890
2.75%, 8/14/2050 75,000 49,985
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028 124,000 123,544
5.11%, 5/19/2043 30,000 29,113
5.34%, 5/19/2063 152,000 146,275
Pfizer, Inc.
3.45%, 3/15/2029 50,000 47,966
1.75%, 8/18/2031 33,000 27,452
4.10%, 9/15/2038 275,000 246,484
7.20%, 3/15/2039 57,000 68,047
2.55%, 5/28/2040 63,000 44,985
2.70%, 5/28/2050 33,000 21,494
Sanofi SA
3.63%, 6/19/2028 15,000 14,592
Viatris , Inc.
3.85%, 6/22/2040 35,000 26,250
4.00%, 6/22/2050 23,000 15,899
2,014,707
Professional Services - 0.2%
Concentrix Corp.
6.85%, 8/2/2033 10,000 10,073
Equifax, Inc.
4.80%, 9/15/2029 30,000 29,748
3.10%, 5/15/2030 37,000 33,688
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 21,888
95,397
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 17,162
5.95%, 8/15/2034 18,000 18,834
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,660
46,656
Residential REITs - 1.0%
AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026 100,000 97,531
REIT, 1.90%, 12/1/2028 40,000 35,838

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 312
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 1.0% (continued)
AvalonBay Communities, Inc. (continued)
REIT, 5.00%, 2/15/2033 $ 14,000 $ 13,948
REIT, 4.35%, 4/15/2048 20,000 17,150
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 45,128
ERP Operating LP
REIT, 4.15%, 12/1/2028 30,000 29,475
REIT, 3.00%, 7/1/2029 67,000 62,170
REIT, 1.85%, 8/1/2031 8,000 6,649
Essex Portfolio LP
REIT, 1.65%, 1/15/2031 50,000 40,946
REIT, 4.50%, 3/15/2048 5,000 4,230
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 60,000 49,899
UDR, Inc.
REIT, 4.40%, 1/26/2029 37,000 36,163
REIT, 5.13%, 9/1/2034 10,000 9,785
448,912
Retail REITs - 0.6%
Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027 33,000 32,176
REIT, 2.25%, 4/1/2028 30,000 27,317
REIT, 2.50%, 8/16/2031 7,000 5,921
REIT, 5.50%, 2/15/2034 7,000 7,007
Federal Realty OP LP
REIT, 1.25%, 2/15/2026 67,000 63,916
REIT, 3.50%, 6/1/2030 10,000 9,190
REIT, 3.63%, 8/1/2046 10,000 6,986
Kimco Realty OP LLC
REIT, 6.40%, 3/1/2034 60,000 65,195
REIT, 4.85%, 3/1/2035 10,000 9,622
Regency Centers LP
REIT, 4.13%, 3/15/2028 15,000 14,677
REIT, 3.70%, 6/15/2030 26,000 24,440
REIT, 4.65%, 3/15/2049 10,000 8,709
275,156
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.
4.35%, 4/1/2047 50,000 43,640
Intel Corp.
3.75%, 3/25/2027 100,000 97,350
2.00%, 8/12/2031 47,000 38,206
5.63%, 2/10/2043 54,000 51,540
3.73%, 12/8/2047 67,000 46,592
4.75%, 3/25/2050 197,000 161,209
3.05%, 8/12/2051 35,000 21,199
4.95%, 3/25/2060 48,000 39,506
Micron Technology, Inc.
3.37%, 11/1/2041 30,000 22,415
QUALCOMM, Inc.
1.30%, 5/20/2028 300,000 268,596
1.65%, 5/20/2032 180,000 144,427
TSMC Arizona Corp.
1.75%, 10/25/2026 200,000 188,976
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 3.1% (continued)
TSMC Arizona Corp. (continued)
3.88%, 4/22/2027 $ 280,000 $ 275,500
1,399,156
Software - 3.8%
Adobe, Inc.
4.80%, 4/4/2029 40,000 40,499
2.30%, 2/1/2030 33,000 29,531
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,215
2.40%, 12/15/2031 10,000 8,506
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 49,043
Microsoft Corp.
2.40%, 8/8/2026 60,000 58,083
3.30%, 2/6/2027 263,000 257,745
3.40%, 6/15/2027 300,000 294,130
3.45%, 8/8/2036 33,000 29,221
4.50%, 6/15/2047 15,000 13,966
2.53%, 6/1/2050 230,000 147,242
2.92%, 3/17/2052 40,000 27,615
2.68%, 6/1/2060 113,000 69,013
3.04%, 3/17/2062 55,000 36,720
Oracle Corp.
3.60%, 4/1/2040 220,000 175,220
5.55%, 2/6/2053 310,000 302,847
4.10%, 3/25/2061 115,000 85,729
Salesforce, Inc.
1.50%, 7/15/2028 50,000 45,087
2.90%, 7/15/2051 74,000 49,203
1,737,615
Specialized REITs - 0.8%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 70,000 64,672
REIT, 3.90%, 4/15/2032 140,000 130,570
Public Storage Operating Co.
REIT, 5.13%, 1/15/2029 60,000 61,285
REIT, 2.30%, 5/1/2031 20,000 17,316
REIT, 5.10%, 8/1/2033 20,000 20,123
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 30,000 28,722
REIT, 3.38%, 3/9/2033 30,000 26,570
349,258
Specialty Retail - 2.1%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 10,000 7,343
Home Depot, Inc. (The)
3.30%, 4/15/2040 100,000 79,537
4.50%, 12/6/2048 35,000 31,092
4.95%, 9/15/2052 170,000 160,506
5.40%, 6/25/2064 55,000 54,988
Lowe's Cos., Inc.
2.50%, 4/15/2026 203,000 197,408
3.65%, 4/5/2029 50,000 47,815
2.63%, 4/1/2031 50,000 43,888
5.00%, 4/15/2033 77,000 76,908

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
313 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.1% (continued)
Lowe’s Cos., Inc. (continued)
5.15%, 7/1/2033 $ 25,000 $ 25,292
5.50%, 10/15/2035 33,000 33,960
2.80%, 9/15/2041 138,000 97,311
4.55%, 4/5/2049 40,000 34,091
3.00%, 10/15/2050 33,000 21,306
4.45%, 4/1/2062 26,000 20,734
5.85%, 4/1/2063 14,000 14,149
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,700
956,028
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.
3.25%, 2/23/2026 84,000 82,829
4.30%, 5/10/2033 180,000 179,081
2.38%, 2/8/2041 130,000 92,309
4.45%, 5/6/2044 114,000 107,263
4.65%, 2/23/2046 208,000 195,622
4.85%, 5/10/2053 75,000 73,560
4.10%, 8/8/2062 47,000 38,916
Dell International LLC
8.10%, 7/15/2036 100,000 120,857
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028 150,000 151,879
5.00%, 10/15/2034 150,000 145,560
HP, Inc.
5.50%, 1/15/2033 10,000 10,213
6.00%, 9/15/2041 53,000 54,629
1,252,718
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.
2.85%, 3/27/2030 20,000 18,311
3.25%, 3/27/2040 50,000 39,750
3.38%, 11/1/2046 15,000 11,187
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 12,751
Tapestry, Inc.
7.70%, 11/27/2030 65,000 66,346
148,345
Water Utilities - 0.1%
Essential Utilities, Inc.
2.70%, 4/15/2030 48,000 42,895
5.38%, 1/15/2034 10,000 10,069
5.30%, 5/1/2052 10,000 9,463
62,427
Wireless Telecommunication Services - 0.4%
Vodafone Group plc
5.00%, 5/30/2038 23,000 22,025
5.25%, 5/30/2048 40,000 37,805
4.88%, 6/19/2049 50,000 44,133
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.4% (continued)
Vodafone Group plc (continued)
5.63%, 2/10/2053 $ 96,000 $ 93,554
197,517
Total Corporate Bonds
(Cost $44,827,852) 43,719,597
Total Investments - 96.5%
(Cost $44,827,852) 43,719,597
Other assets less liabilities - 3.5% 1,564,164
NET ASSETS - 100.0% $45,283,761
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2024.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2024, the value of these securities amounted to
approximately $173,303 or 0.38% of net assets.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 394,967
Aggregate gross unrealized depreciation (1,591,147)
Net unrealized depreciation $ (1,196,180)
Federal income tax cost $ 44,915,777
Security Type % of Net Assets
Corporate Bonds 96.5%
Others
(1)
3.5
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 314
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
October 31, 2024
Investments
Principal
Amount Value
CORPORATE BONDS - 89 .4%
Aerospace & Defense - 1 .5%
General Dynamics Corp.
2.38%, 11/15/2024 $ 9,000,000 $ 8,990,445
L3Harris Technologies, Inc.
3.83%, 4/27/2025 2,700,000 2,686,591
Northrop Grumman Corp.
2.93%, 1/15/2025 5,673,000 5,647,232
RTX Corp.
3.15%, 12/15/2024 97,000 96,726
17,420,994
Automobiles - 3 .4%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.55%),
5.39%, 4/2/2026(a)(b) 8,500,000 8,502,510
Hyundai Capital America
5.45%, 6/24/2026(b) 1,000,000 1,008,867
(SOFR + 1.50%), 6.33%,
1/8/2027(a)(b) 9,000,000 9,111,946
(SOFR + 1.04%), 5.89%,
3/19/2027(a)(b) 1,000,000 1,002,034
(SOFR + 1.04%), 5.89%,
6/24/2027(a)(b) 5,000,000 5,006,215
Kia Corp.
2.38%, 2/14/2025(b) 730,000 724,269
Mercedes-Benz Finance North America LLC
(SOFR + 0.57%), 5.46%,
8/1/2025(a)(b) 2,000,000 2,003,832
(SOFR + 0.63%), 5.46%,
7/31/2026(a)(b) 4,100,000 4,102,392
Nissan Motor Acceptance Co. LLC
5.30%, 9/13/2027(b) 2,210,000 2,174,901
Volkswagen Group of America Finance LLC
(SOFR + 0.83%), 5.68%,
3/20/2026(a)(b) 5,500,000 5,505,984
39,142,950
Banks - 23 .6%
Australia & New Zealand Banking Group Ltd.
(SOFR + 0.64%), 5.48%,
10/3/2025(a)(b) 500,000 501,196
Banco Santander SA
5.15%, 8/18/2025 1,400,000 1,402,295
Bank of America NA
(SOFR + 0.78%), 5.64%,
8/18/2025(a) 3,850,000 3,862,101
Bank of Montreal
(United States SOFR
Compounded Index + 0.95%),
5.79%, 9/25/2025(a) 5,700,000 5,729,405
(United States SOFR
Compounded Index + 0.62%),
5.48%, 9/15/2026(a) 3,300,000 3,295,305
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Bank of New Zealand
(SOFR + 0.81%), 5.64%,
1/27/2027(a)(b) $ 4,000,000 $ 4,004,136
Bank of Nova Scotia (The)
(SOFR + 0.46%), 5.29%,
1/10/2025(a) 4,355,000 4,356,759
(United States SOFR
Compounded Index + 0.55%),
5.41%, 3/2/2026(a) 5,000,000 5,003,181
(SOFR + 0.61%), 5.47%,
9/15/2026(a) 1,780,000 1,778,103
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 5.96%,
1/23/2027(a)(b) 2,940,000 2,965,787
(United States SOFR
Compounded Index + 1.07%),
5.94%, 2/16/2028(a)(b) 10,000,000 10,045,300
Barclays plc
(SOFR + 1.49%), 6.34%,
3/12/2028(a) 10,000,000 10,124,466
Canadian Imperial Bank of Commerce
(United States SOFR
Compounded Index + 0.94%),
5.79%, 4/7/2025(a) 7,674,000 7,697,320
Citibank NA
4.93%, 8/6/2026 5,200,000 5,233,491
(United States SOFR
Compounded Index + 1.06%),
5.93%, 12/4/2026(a) 3,000,000 3,040,080
Citigroup, Inc.
(SOFR + 0.69%), 5.52%,
1/25/2026(a) 2,400,000 2,400,284
(SOFR + 0.77%), 5.63%,
6/9/2027(a) 3,500,000 3,502,773
Cooperatieve Rabobank UA
4.33%, 8/28/2026 3,000,000 2,997,794
(United States SOFR
Compounded Index + 0.90%),
5.75%, 10/5/2026(a) 5,000,000 5,031,554
(United States SOFR
Compounded Index + 0.89%),
5.72%, 10/17/2029(a) 10,400,000 10,397,681
Credit Agricole SA
(SOFR + 0.87%), 5.72%,
3/11/2027(a)(b) 6,670,000 6,699,815
4.63%, 9/11/2028(b)(c) 5,210,000 5,168,248
Danske Bank A/S
6.47%, 1/9/2026(b)(c) 6,980,000 6,992,184
HSBC Holdings plc
(SOFR + 1.43%), 6.29%,
3/10/2026(a) 7,000,000 7,029,410

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
315 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
HSBC USA, Inc.
(SOFR + 0.96%), 5.83%,
3/4/2027(a) $ 2,500,000 $ 2,513,065
ING Groep NV
(United States SOFR
Compounded Index + 1.01%),
5.86%, 4/1/2027(a) 5,582,000 5,607,412
JPMorgan Chase & Co.
(SOFR + 0.60%), 5.46%,
12/10/2025(a) 1,000,000 1,000,445
(SOFR + 0.92%), 5.79%,
2/24/2026(a) 7,000,000 7,012,605
(SOFR + 0.77%), 5.62%,
9/22/2027(a) 2,500,000 2,509,325
Lloyds Banking Group plc
4.72%, 8/11/2026(c) 2,300,000 2,291,202
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 5.82%,
2/20/2026(a) 5,000,000 5,008,462
(SOFR + 1.44%), 6.28%,
4/17/2026(a) 2,500,000 2,511,937
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.74%,
5/26/2028(a) 10,000,000 10,021,228
National Australia Bank Ltd.
(SOFR + 0.86%), 5.72%,
6/9/2025(a)(b) 5,200,000 5,220,030
(SOFR + 0.65%), 5.49%,
1/12/2027(a)(b) 4,000,000 4,010,293
(SOFR + 0.62%), 5.47%,
6/11/2027(a)(b) 2,800,000 2,806,196
National Bank of Canada
(United States SOFR
Compounded Index + 1.03%),
5.87%, 7/2/2027(a) 7,260,000 7,288,158
NatWest Markets plc
(SOFR + 0.90%), 5.78%,
5/17/2027(a)(b) 10,250,000 10,272,834
Nordea Bank Abp
(SOFR + 0.96%), 5.82%,
6/6/2025(a)(b) 2,000,000 2,007,358
Royal Bank of Canada
4.95%, 4/25/2025 3,000,000 3,003,872
(United States SOFR
Compounded Index + 0.53%),
5.36%, 1/20/2026(a) 2,750,000 2,755,879
(United States SOFR
Compounded Index + 0.57%),
5.40%, 4/27/2026(a) 2,000,000 2,005,055
Santander Holdings USA, Inc.
6.12%, 5/31/2027(c) 3,250,000 3,297,398
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 5.75%,
3/5/2027(a)(b) 3,000,000 3,019,500
Standard Chartered plc
6.17%, 1/9/2027(b)(c) 2,100,000 2,125,137
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 0.88%), 5.72%,
1/14/2027(a) $ 1,480,000 $ 1,486,085
(SOFR + 1.17%), 6.01%,
7/9/2029(a) 5,000,000 5,048,750
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 9/10/2027(b) 2,500,000 2,483,210
Svenska Handelsbanken AB
(SOFR + 0.66%), 5.52%,
5/28/2027(a)(b) 2,700,000 2,709,801
Swedbank AB
(United States SOFR
Compounded Index + 1.38%),
6.24%, 6/15/2026(a)(b) 5,160,000 5,224,897
Toronto-Dominion Bank (The)
(SOFR + 0.41%), 5.24%,
1/10/2025(a) 2,777,000 2,778,016
(SOFR + 1.02%), 5.88%,
6/6/2025(a) 3,000,000 3,012,783
(SOFR + 0.48%), 5.31%,
10/10/2025(a) 6,000,000 6,008,016
(SOFR + 0.59%), 5.45%,
9/10/2026(a) 2,000,000 1,998,609
Truist Financial Corp.
6.05%, 6/8/2027(c) 4,000,000 4,074,997
US Bancorp
1.45%, 5/12/2025 5,000,000 4,914,737
US Bank NA
2.80%, 1/27/2025 1,250,000 1,243,483
Wells Fargo & Co.
(SOFR + 1.32%), 6.14%,
4/25/2026(a) 5,600,000 5,618,039
Wells Fargo Bank NA
5.55%, 8/1/2025 1,250,000 1,257,446
(SOFR + 0.80%), 5.68%,
8/1/2025(a) 3,125,000 3,135,863
(SOFR + 0.71%), 5.55%,
1/15/2026(a) 1,475,000 1,481,250
Westpac Banking Corp.
(SOFR + 1.00%), 5.87%,
8/26/2025(a) 5,000,000 5,029,425
(SOFR + 0.72%), 5.60%,
11/17/2025(a) 2,350,000 2,359,521
(SOFR + 0.42%), 5.26%,
4/16/2026(a) 3,710,000 3,715,899
(SOFR + 0.52%), 5.39%,
6/3/2026(a) 2,568,000 2,572,366
271,699,252
Beverages - 2 .5%
Keurig Dr Pepper, Inc.
(United States SOFR
Compounded Index + 0.88%),
5.74%, 3/15/2027(a) 10,000,000 10,079,006

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 316
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 2.5% (continued)
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
5.43%, 2/16/2027(a) $ 12,200,000 $ 12,229,336
PepsiCo, Inc.
(United States SOFR
Compounded Index + 0.40%),
5.29%, 11/12/2024(a) 3,330,000 3,330,499
(United States SOFR
Compounded Index + 0.40%),
5.28%, 2/13/2026(a) 3,000,000 3,005,670
28,644,511
Biotechnology - 1 .2%
AbbVie, Inc.
2.60%, 11/21/2024 8,638,000 8,626,656
Amgen, Inc.
1.90%, 2/21/2025 4,000,000 3,963,124
5.25%, 3/2/2025 1,000,000 1,001,083
13,590,863
Broadline Retail - 0 .1%
eBay, Inc.
1.90%, 3/11/2025 1,700,000 1,680,928
Building Products - 1 .0%
Carlisle Cos., Inc.
3.50%, 12/1/2024 3,608,000 3,603,081
Trane Technologies Financing Ltd.
3.55%, 11/1/2024 8,000,000 8,000,000
11,603,081
Capital Markets - 7 .3%
BlackRock Funding, Inc.
4.60%, 7/26/2027 14,180,000 14,248,647
Blackstone Private Credit Fund
2.70%, 1/15/2025 800,000 795,389
4.95%, 9/26/2027(b) 1,290,000 1,266,423
Blue Owl Credit Income Corp.
5.50%, 3/21/2025 2,901,000 2,900,229
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 0.52%),
5.40%, 5/13/2026(a) 1,000,000 1,000,478
(United States SOFR
Compounded Index + 1.05%),
5.92%, 3/3/2027(a) 6,500,000 6,553,631
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025 1,500,000 1,491,431
3.75%, 2/25/2026 5,000,000 4,939,814
Macquarie Bank Ltd.
5.27%, 7/2/2027(b) 1,290,000 1,313,032
Moody's Corp.
3.75%, 3/24/2025 8,212,000 8,170,324
Morgan Stanley
(SOFR + 0.95%), 5.81%,
2/18/2026(a) 3,111,000 3,115,916
(SOFR + 1.02%), 5.86%,
4/13/2028(a) 4,000,000 4,023,956
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.3% (continued)
Nasdaq, Inc.
5.65%, 6/28/2025 $ 2,500,000 $ 2,511,076
State Street Corp.
(SOFR + 0.85%), 5.74%,
8/3/2026(a) 10,000,000 10,066,215
4.33%, 10/22/2027 8,040,000 7,993,058
UBS AG
7.95%, 1/9/2025 1,260,000 1,266,441
3.70%, 2/21/2025 4,000,000 3,985,011
UBS Group AG
(SOFR + 1.58%), 6.47%,
5/12/2026(a)(b) 6,000,000 6,031,064
6.37%, 7/15/2026(b)(c) 1,900,000 1,914,621
83,586,756
Chemicals - 1 .0%
Nutrien Ltd.
5.90%, 11/7/2024 6,965,000 6,965,756
3.00%, 4/1/2025 2,000,000 1,985,523
5.95%, 11/7/2025 1,020,000 1,033,193
Sherwin-Williams Co. (The)
4.25%, 8/8/2025 1,500,000 1,495,061
11,479,533
Commercial Services & Supplies - 0 .8%
Element Fleet Management Corp.
6.27%, 6/26/2026(b) 2,820,000 2,875,496
Waste Management, Inc.
3.13%, 3/1/2025 6,987,000 6,943,674
9,819,170
Consumer Finance - 9 .6%
AerCap Ireland Capital DAC
4.45%, 10/1/2025 10,000,000 9,971,891
American Express Co.
(United States SOFR
Compounded Index + 0.93%),
5.80%, 3/4/2025(a) 1,914,000 1,917,353
(United States SOFR
Compounded Index + 1.35%),
6.17%, 10/30/2026(a) 3,500,000 3,526,115
6.34%, 10/30/2026(c) 700,000 709,778
(SOFR + 0.75%), 5.58%,
4/23/2027(a) 3,000,000 3,003,914
(SOFR + 0.93%), 5.76%,
7/26/2028(a) 5,000,000 5,026,294
American Honda Finance Corp.
(SOFR + 0.45%), 5.30%,
6/13/2025(a) 8,000,000 8,002,530
(United States SOFR
Compounded Index + 0.79%),
5.63%, 10/3/2025(a) 2,100,000 2,108,834
(SOFR + 0.72%), 5.55%,
10/22/2027(a) 10,000,000 10,000,480
Capital One Financial Corp.
3.20%, 2/5/2025 4,000,000 3,980,170

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
317 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 9.6% (continued)
Caterpillar Financial Services Corp.
(SOFR + 0.52%), 5.37%,
6/13/2025(a) $ 5,000,000 $ 5,009,210
(SOFR + 0.46%), 5.33%,
2/27/2026(a) 10,000,000 10,006,533
(SOFR + 0.52%), 5.39%,
5/14/2027(a) 4,800,000 4,808,012
Ford Motor Credit Co. LLC
4.06%, 11/1/2024 2,019,000 2,019,000
(SOFR + 2.95%), 7.81%,
3/6/2026(a) 3,300,000 3,369,003
General Motors Financial Co., Inc.
3.50%, 11/7/2024 2,600,000 2,599,227
(United States SOFR
Compounded Index + 1.30%),
6.15%, 4/7/2025(a) 1,906,000 1,913,170
(United States SOFR
Compounded Index + 1.35%),
6.23%, 5/8/2027(a) 2,169,000 2,185,867
John Deere Capital Corp.
(SOFR + 0.56%), 5.42%,
3/7/2025(a) 1,720,000 1,722,649
(SOFR + 0.44%), 5.31%,
3/6/2026(a) 10,000,000 10,010,700
(United States SOFR
Compounded Index + 0.79%),
5.65%, 6/8/2026(a) 1,300,000 1,308,293
(SOFR + 0.60%), 5.45%,
6/11/2027(a) 2,000,000 2,004,916
Synchrony Financial
4.88%, 6/13/2025 3,583,000 3,572,350
Toyota Motor Credit Corp.
(SOFR + 0.32%), 5.16%,
1/13/2025(a) 7,000,000 7,001,856
(SOFR + 0.65%), 5.50%,
9/11/2025(a) 5,000,000 5,015,366
110,793,511
Consumer Staples Distribution & Retail - 0 .9%
Dollar Tree, Inc.
4.00%, 5/15/2025 8,000,000 7,949,788
Kroger Co. (The)
4.70%, 8/15/2026 2,500,000 2,507,747
10,457,535
Diversified REITs - 1 .0%
Simon Property Group LP
REIT, 3.50%, 9/1/2025 11,400,000 11,288,958
Diversified Telecommunication Services - 0 .3%
Verizon Communications, Inc.
3.38%, 2/15/2025 3,351,000 3,335,198
Electric Utilities - 0 .6%
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025 2,950,000 2,959,601
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 0.6% (continued)
NextEra Energy Capital Holdings, Inc.
(continued)
(United States SOFR
Compounded Index + 0.76%),
5.59%, 1/29/2026(a) $ 4,000,000 $ 4,013,164
6,972,765
Energy Equipment & Services - 0 .2%
Halliburton Co.
3.80%, 11/15/2025 1,957,000 1,936,420
Schlumberger Holdings Corp.
5.00%, 5/29/2027(b) 641,000 645,895
2,582,315
Entertainment - 2 .1%
Netflix, Inc.
5.88%, 2/15/2025 2,552,000 2,559,222
3.63%, 6/15/2025(b) 5,000,000 4,961,259
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025 7,380,000 7,333,082
Walt Disney Co. (The)
3.35%, 3/24/2025 9,000,000 8,947,423
23,800,986
Financial Services - 1 .0%
Corebridge Financial, Inc.
3.50%, 4/4/2025 2,300,000 2,285,782
Global Payments, Inc.
1.50%, 11/15/2024 240,000 239,651
JPMorgan Chase Bank NA
(SOFR + 0.62%), 5.45%,
4/29/2026(a) 6,500,000 6,526,883
(SOFR + 1.00%), 5.86%,
12/8/2026(a) 2,000,000 2,022,990
11,075,306
Food Products - 2 .7%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 4,400,000 4,290,776
Campbell Soup Co.
5.30%, 3/20/2026 960,000 967,543
General Mills, Inc.
4.00%, 4/17/2025 5,000,000 4,979,975
J M Smucker Co. (The)
3.50%, 3/15/2025 11,400,000 11,332,258
Kraft Heinz Foods Co.
3.00%, 6/1/2026 4,000,000 3,894,455
McCormick & Co., Inc.
0.90%, 2/15/2026 620,000 590,341
Mead Johnson Nutrition Co.
4.13%, 11/15/2025 3,500,000 3,482,868
Mondelez International, Inc.
4.13%, 5/7/2028 2,000,000 1,967,736
31,505,952
Ground Transportation - 1 .1%
Canadian Pacific Railway Co.
1.35%, 12/2/2024 7,410,000 7,387,173
2.90%, 2/1/2025 2,600,000 2,585,552

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 318
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 1.1% (continued)
CSX Corp.
3.35%, 11/1/2025 $ 2,250,000 $ 2,222,978
12,195,703
Health Care Equipment & Supplies - 2 .7%
Baxter International, Inc.
1.32%, 11/29/2024 8,000,000 7,975,808
(United States SOFR
Compounded Index + 0.44%),
5.30%, 11/29/2024(a) 1,435,000 1,435,101
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024 7,000,000 7,000,943
5.60%, 11/15/2025 6,000,000 6,049,329
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024 8,350,000 8,331,143
30,792,324
Health Care Providers & Services - 2 .5%
Aetna, Inc.
3.50%, 11/15/2024 830,000 829,379
CVS Health Corp.
3.88%, 7/20/2025 8,000,000 7,934,744
Elevance Health, Inc.
3.35%, 12/1/2024 2,485,000 2,480,871
4.50%, 10/30/2026 1,490,000 1,487,763
HCA, Inc.
5.25%, 4/15/2025 3,762,000 3,765,161
Laboratory Corp. of America Holdings
3.60%, 2/1/2025 1,700,000 1,692,685
McKesson Corp.
0.90%, 12/3/2025 7,439,000 7,152,479
UnitedHealth Group, Inc.
(SOFR + 0.50%), 5.34%,
7/15/2026(a) 3,930,000 3,944,615
29,287,697
Hotels, Restaurants & Leisure - 0 .4%
McDonald's Corp.
3.38%, 5/26/2025 4,300,000 4,267,010
Household Durables - 1 .7%
DR Horton, Inc.
2.60%, 10/15/2025 15,000,000 14,710,550
Lennar Corp.
4.75%, 5/30/2025 3,000,000 2,995,485
Whirlpool Corp.
3.70%, 5/1/2025 2,500,000 2,482,618
20,188,653
Insurance - 0 .3%
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
5.54%, 11/8/2027(a) 3,870,000 3,889,737
IT Services - 0 .4%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,443,928
Life Sciences Tools & Services - 0 .4%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,471,647
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 2 .1%
AGCO Corp.
5.45%, 3/21/2027 $ 1,150,000 $ 1,162,626
CNH Industrial Capital LLC
3.95%, 5/23/2025 7,845,000 7,802,311
4.50%, 10/8/2027 2,500,000 2,481,951
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 5.81%,
9/25/2027(a)(b) 3,570,000 3,577,706
Otis Worldwide Corp.
2.06%, 4/5/2025 7,150,000 7,061,388
Stanley Black & Decker, Inc.
6.27%, 3/6/2026 2,020,000 2,021,069
24,107,051
Media - 0 .7%
Fox Corp.
3.05%, 4/7/2025 8,000,000 7,937,821
Metals & Mining - 0 .4%
Steel Dynamics, Inc.
2.80%, 12/15/2024 4,800,000 4,785,859
Multi-Utilities - 0 .4%
DTE Energy Co.
4.22%, 11/1/2024(d) 4,700,000 4,700,000
Oil, Gas & Consumable Fuels - 2 .9%
Boardwalk Pipelines LP
4.95%, 12/15/2024 3,800,000 3,797,411
Enbridge Energy Partners LP
5.88%, 10/15/2025 11,725,000 11,811,546
Enterprise Products Operating LLC
5.05%, 1/10/2026 720,000 724,263
Kinder Morgan, Inc.
4.30%, 6/1/2025 1,200,000 1,195,717
Phillips 66 Co.
2.45%, 12/15/2024 1,109,000 1,104,880
3.61%, 2/15/2025 8,820,000 8,777,596
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025 1,646,000 1,646,843
Western Midstream Operating LP
3.95%, 6/1/2025 5,000,000 4,968,068
34,026,324
Passenger Airlines - 0 .9%
Southwest Airlines Co.
5.25%, 5/4/2025 10,000,000 10,008,490
Personal Care Products - 0 .3%
Kenvue, Inc.
5.50%, 3/22/2025 3,305,000 3,311,016
Pharmaceuticals - 0 .7%
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 5.37%,
2/20/2026(a) 3,182,000 3,187,207
Eli Lilly & Co.
4.15%, 8/14/2027 4,520,000 4,502,209
7,689,416
Retail REITs - 0 .8%
Kimco Realty OP LLC
REIT, 3.30%, 2/1/2025 9,150,000 9,107,267

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
319 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 1 .7%
Analog Devices, Inc.
2.95%, 4/1/2025 $ 2,000,000 $ 1,983,439
Intel Corp.
3.70%, 7/29/2025 10,000,000 9,909,337
KLA Corp.
4.65%, 11/1/2024 3,579,000 3,579,000
Microchip Technology, Inc.
4.25%, 9/1/2025 3,846,000 3,826,487
19,298,263
Software - 1 .9%
Autodesk, Inc.
4.38%, 6/15/2025 6,738,000 6,723,018
Intuit, Inc.
0.95%, 7/15/2025 905,000 881,080
5.25%, 9/15/2026 4,950,000 5,020,700
Oracle Corp.
2.95%, 11/15/2024 9,031,000 9,022,564
21,647,362
Specialized REITs - 0 .7%
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.60%),
5.42%, 7/25/2025(a) 4,296,000 4,307,255
REIT, (United States SOFR
Compounded Index + 0.70%),
5.54%, 4/16/2027(a) 4,180,000 4,198,643
8,505,898
Specialty Retail - 1 .7%
Home Depot, Inc. (The)
(SOFR + 0.33%), 5.18%,
12/24/2025(a) 8,040,000 8,040,960
Lowe's Cos., Inc.
4.00%, 4/15/2025 4,085,000 4,069,751
Ross Stores, Inc.
4.60%, 4/15/2025 7,011,000 7,002,831
19,113,542
Technology Hardware, Storage & Peripherals - 0 .9%
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(d) 8,600,000 8,605,514
4.45%, 9/25/2026 1,470,000 1,463,214
10,068,728
Textiles, Apparel & Luxury Goods - 0 .8%
Ralph Lauren Corp.
3.75%, 9/15/2025 9,675,000 9,595,092
Trading Companies & Distributors - 1 .6%
Air Lease Corp.
2.30%, 2/1/2025 3,000,000 2,978,403
3.38%, 7/1/2025 6,203,000 6,140,978
WW Grainger, Inc.
1.85%, 2/15/2025 9,490,000 9,408,004
18,527,385
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0 .6%
T-Mobile USA, Inc.
3.50%, 4/15/2025 $ 7,000,000 $ 6,953,779
Total Corporate Bonds
(Cost $1,027,341,347) 1,029,400,556
ASSET-BACKED SECURITIES - 6 .1%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C, 1.06%,
8/18/2026 723,235 716,638
BMW Vehicle Lease Trust
Series 2023-2, Class A2, 5.95%,
8/25/2025 171,897 172,059
Capital One Multi-Asset Execution Trust
Series 2021-A3, Class A3, 1.04%,
11/15/2026 2,900,000 2,895,528
Series 2022-A3, Class A, 4.95%,
10/15/2027 1,882,000 1,888,024
Series 2024-A1, Class A, 3.92%,
9/17/2029 9,000,000 8,865,647
Carmax Auto Owner Trust
Series 2023-3, Class A2A, 5.72%,
11/16/2026 1,283,000 1,286,334
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%,
9/15/2026 844,516 831,865
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,922,599
Dell Equipment Finance Trust
Series 2023-1, Class A2, 5.65%,
9/22/2028(b) 67,410 67,425
Series 2023-1, Class A3, 5.65%,
9/22/2028(b) 2,300,000 2,307,687
Drive Auto Receivables Trust
Series 2024-2, Class A2, 4.94%,
12/15/2027 2,400,000 2,399,172
Exeter Automobile Receivables Trust
Series 2024-5A, Class A2, 4.79%,
4/15/2027 4,419,000 4,417,431
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A, 5.14%,
3/15/2026 76,512 76,510
Series 2023-B, Class A2A, 5.57%,
6/15/2026 446,418 447,180
Series 2024-B, Class A2A, 5.40%,
4/15/2027 1,750,000 1,758,808
GM Financial Automobile Leasing Trust
Series 2024-1, Class A3, 5.09%,
3/22/2027 1,018,000 1,023,869
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%,
3/16/2026 70,850 70,858
Series 2021-2, Class A3, 0.51%,
4/16/2026 82,423 82,146

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 320
Investments
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Series 2021-3, Class A3, 0.48%,
6/16/2026 $ 226,774 $ 225,023
Series 2023-3, Class A2A, 5.74%,
9/16/2026 150,647 150,993
Series 2022-1, Class A3, 1.26%,
11/16/2026 780,415 771,010
Series 2022-3, Class A3, 3.64%,
4/16/2027 231,415 230,101
Series 2024-4, Class A2A, 4.53%,
10/18/2027 700,000 699,346
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A2, 5.65%,
2/16/2027 939,703 942,852
Honda Auto Receivables Owner Trust
Series 2023-3, Class A2, 5.71%,
3/18/2026 1,473,519 1,476,883
Series 2023-4, Class A2, 5.87%,
6/22/2026 1,982,898 1,990,882
Series 2024-1, Class A2, 5.36%,
9/15/2026 1,779,657 1,783,829
Series 2024-2, Class A2, 5.48%,
11/18/2026 1,750,000 1,758,265
Series 2024-4, Class A2, 4.56%,
3/15/2027 5,000,000 4,996,173
Hyundai Auto Receivables Trust
Series 2023-C, Class A2A, 5.80%,
1/15/2027 1,287,585 1,292,835
Series 2024-C, Class A2A, 4.53%,
9/15/2027 900,000 899,150
John Deere Owner Trust
Series 2024-A, Class A1, 5.52%,
3/17/2025 69,508 69,531
Series 2024-C, Class A2A, 4.36%,
8/16/2027 3,100,000 3,089,995
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3, 0.46%,
6/15/2026 523,939 518,702
Series 2023-2, Class A2, 5.92%,
11/16/2026 1,096,778 1,100,804
Santander Drive Auto Receivables Trust
Series 2023-3, Class A2, 6.08%,
8/17/2026 87,412 87,448
Series 2023-6, Class A2, 6.08%,
5/17/2027 712,838 714,902
Series 2023-2, Class A3, 5.21%,
7/15/2027 1,753,785 1,755,130
Series 2024-5, Class A2, 4.88%,
9/15/2027 2,000,000 1,999,313
Series 2024-2, Class A2, 5.80%,
9/15/2027 1,036,454 1,039,698
Series 2024-4, Class A3, 4.85%,
1/16/2029 2,560,000 2,564,886
Series 2022-2, Class C, 3.76%,
7/16/2029 2,800,000 2,762,912
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A2A, 5.27%,
1/15/2026 55,395 55,396
Investments
Principal
Amount Value
Series 2023-C, Class A2A, 5.60%,
8/17/2026 $ 584,661 $ 585,899
Verizon Master Trust
Series 2023-2, Class A, 4.89%,
4/13/2028 2,000,000 2,000,765
Series 2022-2, Class A, 1.53%,
7/20/2028 1,300,000 1,290,914
Volkswagen Auto Lease Trust
Series 2023-A, Class A2A, 5.87%,
1/20/2026 962,298 964,342
World Omni Auto Receivables Trust
Series 2021-B, Class A3, 0.42%,
6/15/2026 231,835 230,239
Series 2023-D, Class A2A, 5.91%,
2/16/2027 1,055,900 1,059,929
Total Asset-Backed Securities
(Cost $70,183,837) 70,337,927
U.S. TREASURY OBLIGATIONS - 1 .8%
U.S. Treasury Notes
4.38%, 7/31/2026
$ 8,000,000
8,023,437
3.75%, 8/15/2027
4,250,000
4,207,500
3.88%, 10/15/2027
8,000,000
7,945,000
Total U.S. Treasury Obligations
(Cost $20,284,566) 20,175,937
COLLATERALIZED MORTGAGE OBLIGATIONS - 0 .8%
J.P. Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%,
8/25/2054(b)(e) 1,787,500 1,784,103
OBX Trust
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(b)(d) 4,938,909 4,961,419
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(b)(d) 2,600,000 2,599,997
Total Collateralized Mortgage Obligations
(Cost $9,381,394) 9,345,519
SHORT-TERM INVESTMENTS - 3 .7%
U.S. GOVERNMENT AGENCY SECURITIES - 1 .3%
FHLB
Zero Coupon, 11/1/2024
(Cost $15,000,000) 15,000,000 14,998,127
Value
U.S. TREASURY OBLIGATIONS - 2 .4% (f)
3.94%, 9/4/2025 15,000,000 14,469,178
4.93%, 2/13/2025 8,750,000 8,638,020

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
321 FLEXSHARES ANNUAL REPORT
Investments
Value
U.S. TREASURY OBLIGATIONS (continued)
4.50%, 8/7/2025 $ 5,000,000 $ 4,839,439
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,975,875) 27,946,637
Total Short-Term Investments
(Cost $42,975,875) 42,944,764
Total Investments - 101.8%
(Cost $1,170,167,019) 1,172,204,703
Liabilities in excess of other assets - (1.8%) (21,059,947)
NET ASSETS - 100.0% $1,151,144,756
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2024.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2024, the value of these securities amounted to
approximately $149,704,999 or 13.00% of net assets.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2024.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of October 31, 2024.
(f) The rate shown was the current yield as of October 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
FHLB  — Federal Home Loan Bank
REIT  — Real Estate Investment Trust
SOFR  — Secured Overnight Financing Rate
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,807,384
Aggregate gross unrealized depreciation (864,351)
Net unrealized appreciation $ 1,943,033
Federal income tax cost $ 1,170,261,670

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 322
FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2024:
Australia 2 .4%
Canada 6 .9
Denmark 0 .6
Finland 0 .2
France 2 .2
Germany 2 .1
Ireland 0 .9
Japan 1 .4
Netherlands 2 .1
New Zealand 0 .3
South Korea 0 .1
Spain 0 .1
Sweden 0 .9
Switzerland 1 .1
United Kingdom 3 .1
United States 77 .4
Other
1
( 1 .8 )
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 89 .4%
Asset-Backed Securities 6 .1
U.S. Treasury Obligations 1 .8
Collateralized Mortgage Obligations 0 .8
Short-Term Investments 3 .7
Others
(1)
( 1 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

323 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Core Select Bond Fund
October 31, 2024
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.6%
FlexShares® Credit-Scored
US Corporate Bond Index
Fund(a) 326,280 $ 15,715,700
FlexShares® Credit-Scored US
Long Corporate Bond Index
Fund(a) 19,050 826,332
FlexShares® Disciplined
Duration MBS Index Fund(a) 1,015,995 20,827,898
FlexShares® iBoxx 3-Year Target
Duration TIPS Index Fund(a) 142,641 3,392,003
FlexShares® Ultra-Short Income
Fund(a)(b) 103,852 7,843,422
iShares 10+ Year Investment
Grade Corporate Bond ETF(b) 925 47,258
iShares 1-3 Year Treasury Bond
ETF(b) 68,151 5,612,917
iShares 1-5 Year Investment
Grade Corporate Bond ETF 268,956 13,985,712
iShares 20+ Year Treasury Bond
ETF 231,927 21,441,651
iShares 3-7 Year Treasury Bond
ETF(b) 170,827 19,945,761
iShares 5-10 Year Investment
Grade Corporate Bond ETF 116,359 6,078,594
iShares 7-10 Year Treasury Bond
ETF 100,952 9,541,983
iShares MBS ETF 436,468 40,521,689
Total Exchange Traded Funds
(Cost $169,350,303) 165,780,920
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 9 .2% (c)
REPURCHASE AGREEMENTS - 9 .2%
CF Secured LLC
4.88%, dated 10/31/2024, due
11/1/2024, repurchase price
$13,397,844, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 7.63%,
maturing 11/21/2024 - 11/15/2050;
total market value $13,691,129 $ 13,396,028 13,396,028
TD Prime Services LLC
4.93%, dated 10/31/2024, due
11/1/2024, repurchase price
$2,000,274, collateralized by
various Common Stocks; total
market value $2,136,236 2,000,000 2,000,000
15,396,028
Total Securities Lending Reinvestments
(Cost $15,396,028) 15,396,028
Investments
Principal
Amount
Value
SHORT-TERM INVESTMENTS - 0 .1% (d) (e)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.41%, 3/27/2025
(Cost $191,584) $ 195,000 $ 191,545
Total Investments - 108.9%
(Cost $184,937,915) 181,368,493
Liabilities in excess of other assets - (8.9%) (14,793,193)
NET ASSETS - 100.0% $166,575,300
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at
October 31, 2024. The total value of securities on loan
at October 31, 2024 was $15,126,479, collateralized in
the form of cash with a value of $15,396,028 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $47,030 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
March 31, 2025 – November 15, 2049; a total value of
$15,443,058.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2024. The total
value of securities purchased was $15,396,028.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of October 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
ETF  — Exchange Traded Fund

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
FLEXSHARES ANNUAL REPORT 324
TIPS  — Treasury inflation protected securities ("TIPS") are debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.
As of October 31, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 862,825
Aggregate gross unrealized depreciation (7,097,205)
Net unrealized depreciation $ (6,234,380)
Federal income tax cost $ 187,484,931

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
325 FLEXSHARES ANNUAL REPORT
Investment in a company which was affiliated for the period ended October 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
October 31,
2024
Value
October 31,
2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 13,290,121 $ 4,470,917 $ 2,866,395 326,280 $ 15,715,700 $ 793,798 $ 680,037 $ 27,259
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 847,983 52,394 185,407 19,050 826,332 111,248 46,077 114
FlexShares®
Disciplined
Duration MBS
Index Fund 23,209,155 1,319,119 4,723,377 1,015,995 20,827,898 824,968 794,368 198,033
FlexShares® iBoxx
3-Year Target
Duration TIPS
Index Fund 3,854,121 213,521 770,072 142,641 3,392,003 95,855 146,303 (1,422)
FlexShares® Ultra-
Short Income
Fund 5,969,915 7,280,477 5,433,437 103,852 7,843,422 13,347 407,039 13,120
$47,171,295 $13,336,428 $13,978,688 1,607,818 $48,605,355 $1,839,216 $2,073,824 $237,104
Futures Contracts
FlexShares
®
Core Select Bond Fund had the following open futures contracts as of October 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
U.S. Treasury 2 Year Note 111 12/31/2024 USD $ 22,859,929 $ (112,720)
Short Contracts
U.S. Treasury 10 Year Ultra Note (30) 12/19/2024 USD $ (3,412,500) $ (5,222)
$(117,942)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
FLEXSHARES ANNUAL REPORT 326
Security Type % of Net Assets
Exchange Traded Funds 99 .6%
Securities Lending Reinvestments 9 .2
Short-Term Investments 0 .1
Others
(1)
( 8 .9 )
100 .0%
(1)
Includes any other net assets/(liabilities).

327 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements
October 31, 2024
1. Organization
FlexShares
®
Trust (the “Trust”), a Maryland statutory
trust, was formed on May 13, 2010, originally named
NT ETF Trust and renamed FlexShares
®
Trust as of
April 12, 2011. The Trust is registered as an open-end
management investment company under the Invest-
ment Company Act of 1940 (“1940 Act”), as amended.
The Trust consists of  twenty-nine operational ex-
change-traded funds as of October 31, 2024 (each a
“Fund” and collectively, the “Funds”).
FlexShares
®
ESG & Climate US Large Cap Core Index
Fund, FlexShares
®
ESG & Climate Developed Mar-
kets ex-US Core Index Fund, and FlexShares
®
ESG
& Climate Investment Grade Corporate Core Index
Fund are non-diversified series of the Trust, pursuant
to the 1940 Act. Each of the other Funds are diversified
series of the Trust, pursuant to the 1940 Act.
Each Fund, except the FlexShares
®
Ultra-Short Income
Fund and the FlexShares
®
Core Select Bond Fund,
seeks to provide investment results that correspond
generally to the price and yield performance, before
fees and expenses, of a specified benchmark index
(each an “Underlying Index”). The FlexShares
®
US
Quality Low Volatility Index Fund, FlexShares
®
De-
veloped Markets ex-US Quality Low Volatility Index
Fund, FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund, FlexShares
®
US Quality Large
Cap Index Fund, FlexShares
®
ESG & Climate US
Large Cap Core Index Fund, FlexShares
®
ESG &
Climate Developed Markets ex-US Core Index Fund,
FlexShares
®
Global Quality Real Estate Index Fund,
FlexShares
®
Real Assets Allocation Index Fund, Flex-
Shares
®
Quality Dividend Index Fund, FlexShares
®
Quality Dividend Defensive Index Fund, FlexShares
®
International Quality Dividend Index Fund, FlexShares
®
International Quality Dividend Defensive Index Fund,
FlexShares
®
International Quality Dividend Dynamic
Index Fund, FlexShares
®
Credit-Scored US Corporate
Bond Index Fund, FlexShares
®
Credit-Scored US Long
Corporate Bond Index Fund, FlexShares
®
High Yield
Value-Scored Bond Index Fund, and the FlexShares
®
ESG & Climate Investment Grade Corporate Core
Index Fund seek to track Underlying Indexes devel-
oped by Northern Trust Investments, Inc. ("NTI" or
"Investment Adviser"), an indirect subsidiary of North-
ern Trust Corporation.The FlexShares
®
Morningstar
US Market Factor Tilt Index Fund, FlexShares
®
Morn-
ingstar Developed Markets ex-US Factor Tilt Index
Fund, FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund and FlexShares
®
Morningstar
Global Upstream Natural Resources Index Fund seek
to track Underlying Indexes sponsored by Morningstar,
Inc.  The FlexShares
®
STOXX
®
US ESG Select Index
Fund, FlexShares
®
STOXX
®
Global ESG Select Index
Fund, and FlexShares
®
STOXX
®
Global Broad Infra-
structure Index Fund seek to track Underlying Indexes
sponsored by STOXX. The FlexShares
®
iBoxx 3-Year
Target Duration TIPS Index Fund and FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund seek to
track Underlying Indexes sponsored by Market Indexes
Limited. The FlexShares
®
Disciplined Duration MBS
Index Fund seeks to track an Underlying Index spon-
sored by ICE Data Indexes, LLC.
The FlexShares
®
Real Assets Allocation Index Fund
is a fund of funds that seeks to achieve its investment
objective by investing primarily in the shares of other
FlexShares ETFs that are eligible for inclusion in its
Underlying Index, rather than in securities of individual
companies. The FlexShares
®
Core Select Bond Fund
seeks to achieve its investment objective by investing,
under normal circumstances, at least 80% of its net
assets  in U.S. dollar-denominated investment-grade
fixed-income securities either directly or indirectly
through FlexShares
®
ETFs, unaffiliated ETFs and other
registered investment companies. The investment
performance of each of the FlexShares
®
Real Assets
Allocation Index Fund and FlexShares
®
Core Select
Bond Fund is directly related to the performance of
the underlying funds in which it invests (“Underlying
Fund”).
The FlexShares
®
Ultra-Short Income Fund and the
FlexShares
®
Core Select Bond Fund are actively man-
aged and do not seek to replicate the performance of
a specified index. The FlexShares
®
Ultra-Short Income
Fund seeks maximum current income consistent with
the preservation of capital and liquidity. The Flex-
Shares
®
Core Select Bond Fund seeks total return and
preservation of capital. Each Fund, except the Flex-
Shares
®
Ultra-Short Income Fund and the FlexShares
®
Core Select Bond Fund, is referred to herein as an
“Index Fund.” Each Fund is managed by the Invest-
ment Adviser.
2. Significant Accounting Policies
The Trust, which is an investment company, follows
accounting and reporting guidance under Financial Ac-

FLEXSHARES ANNUAL REPORT 328
Notes to the Financial Statements (cont.)
counting Standards Board (“FASB”) Accounting Stan-
dards Codification Topic 946, “Financial Services-In-
vestment Companies.” The following is a summary of
significant accounting policies followed by the Funds
in the preparation of their financial statements. These
policies are in conformity with accounting principles
generally accepted in the United States of America
(“U.S. GAAP”). The preparation of financial statements
in conformity with U.S. GAAP requires management
to make estimates and assumptions that affect the re-
ported amounts and disclosures in the financial state-
ments. Actual results could differ from those estimates.
Investment Valuation
Each Fund’s net asset value (“NAV”) is determined
daily as of the close of regular trading on the New York
Stock Exchange (“NYSE”), normally 4:00 p.m. East-
ern time, on each day the NYSE is open for trading,
based on prices at the time of closing provided that
any U.S. fixed-income assets may be valued as of the
announced closing time for trading in fixed-income
instruments on any day that the Securities Industry
and Financial Markets Association announces an
early closing time. The NAV of a Fund is calculated by
dividing the value of all assets of the Fund (including
accrued interest and dividends), less all liabilities (in-
cluding accrued expenses and dividends declared but
unpaid), by the total number of shares outstanding.
The investments of the Funds are valued at fair value
pursuant to the pricing policy and procedures approved
by the Trust’s Board of Trustees (“Board”). The Funds’
investments are valued using market quotations when
available. The Board has designated NTI as the valua-
tion designee pursuant to Rule 2a-5 under the 1940 Act
to perform fair value determinations relating to any or
all Fund investments. Accordingly, when market quota-
tions are not readily available, are deemed unreliable,
or do not reflect material events occurring between
the close of local markets and the time of valuation,
NTI values Fund securities at fair value as determined
in good faith in accordance with the Funds’ fair value
pricing procedures as approved by the Board. Such
circumstances include periods when trading in a se-
curity is suspended, the exchange or market on which
a security trades closes early, the trading volume in a
security is limited, corporate actions and announce-
ments take place, or regulatory news affecting an
issuer is released, such as government approvals. The
Board oversees NTI in its role as valuation designee in
accordance with the requirements of Rule 2a-5 under
the 1940 Act. Additionally, NTI, in its discretion, may
make adjustments to the prices of securities held by a
Fund if an event occurs after the publication of market
values normally used by NTI on behalf of a Fund but
before the time as of which the Fund calculates its
NAV, depending on the nature and significance of the
event, consistent with applicable regulatory guidance
and the Trust’s fair value procedures. Other events that
can trigger fair valuing of foreign securities include,
for example, significant fluctuations in general market
indicators, government actions, or natural disasters.
The use of fair valuation involves the risk that the
values used by NTI to price a Fund’s investments
may be higher or lower than the values used by other
investment companies and investors to price the same
investments. Fair value pricing involves subjective
judgments and it is possible that a fair value determina-
tion for a portfolio security may be materially different
than the value that could be realized upon the sale of
such security. In addition, fair value pricing could result
in a difference between the prices used to calculate
an Index Fund’s NAV and the prices used by an Index
Fund’s Underlying Index. This difference may adverse-
ly affect an Index Fund’s ability to track its Underlying
Index. Portfolio securities of certain Funds are listed
on foreign exchanges and their value may change on
days when shareholders will not be able to purchase or
sell Fund shares.
Security prices are generally provided by independent
pricing services. Portfolio securities listed or traded
on domestic securities exchanges or the NASDAQ/
NMS, including dollar-denominated foreign securities
or American Depositary Receipts (“ADRs”), are valued
at the closing price, or last sale price, reported on the
exchange or system where the security is principally
traded. The closing price for securities traded on the
NASDAQ/NMS is the Nasdaq Official Closing Price
(“NOCP”). If there have been no sales for that day on
the exchange or system where the security is principal-
ly traded, then the value is determined with reference
to the last sale price, or the NOCP, if applicable, on any
other exchange or system. If there have been no sales
of the security for that day on any exchange or sys-
tem, the security is valued at fair value pursuant to the
Trust’s fair value procedures.
Securities that are traded regularly in the over-the-
counter market (other than the NASDAQ/NMS), includ-

329 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
ing securities listed on exchanges but primarily traded
over-the-counter, are valued on the basis of bid quotes
or the mean between the bid and asked quotes based
upon quotes furnished by one or more broker-dealers
or market makers for those securities. Securities that
may be traded over-the-counter include equity secu-
rities, fixed-income securities, non-exchange-listed
foreign securities, and certain derivative instruments.
Fixed-income securities may be valued using prices
provided directly from one or more broker-dealers,
market makers, or independent third-party pricing
services which may use matrix pricing and valuation
models, as well as recent market transactions for the
same or similar assets, to derive values when such
prices are believed to reflect fair market values of such
securities. Such prices may be determined by taking
into account securities prices, yields, maturities, call
features, ratings, prepayment speeds, credit risks,
cash flows, institutional size trading in similar groups of
securities and developments related to specific securi-
ties.
Fixed-income securities maturing within a relatively
short period, less than 60 days, are valued at amor-
tized cost when it approximates fair value.
Foreign equity securities are generally priced at the
closing price or last sales price reported on the for-
eign exchange on which they are principally traded. If
there have been no sales for that day on the primary
exchange, then the value is determined with reference
to the last sale price on any other exchange. If there
have been no sales of the security for that day on
any exchange, the security will be valued at fair value
pursuant to the Trust’s fair value procedures. Spot and
forward foreign currency exchange contracts gener-
ally are valued using an independent pricing service.
The value of assets denominated in foreign currencies
is converted into U.S. dollars using exchange rates
deemed appropriate by NTI as Investment Adviser.
Any use of a different rate from the rates used by an
Underlying Index’s index provider may adversely affect
an Index Fund’s ability to track its Underlying Index. An
Underlying Index’s index provider determines the com-
position and relative weightings of the securities in the
Underlying Index and publishes information regarding
the market value of the Underlying Index.
Exchange-traded financial futures and options thereon
are valued at the settlement price as established by the
exchange on which they are traded. Over-the-counter
options are valued at broker-provided bid prices, as are
swaps. The foregoing prices may be obtained from one
or more independent pricing services or, as needed or
applicable, independent broker-dealers. If there was
no sale on that day, and for other non-exchange traded
derivatives, the contract is valued at fair value pursuant
to the Trust’s fair value procedures.
Each Fund relies on various sources to calculate its
NAV. The ability of the Funds’ administrator to calculate
the NAV per share of the Funds is subject to operation-
al risks associated with processing or human errors,
systems or technology failures, and errors caused by
third party service providers, data sources, or trading
counterparties. Such failures may result in delays in the
calculation of the Funds’ NAVs and/or the inability to
calculate NAV over extended time periods. The Funds
may be unable to recover any losses associated with
such failures, and it may be necessary for alternative
procedures to be followed to price portfolio securities
when determining the Funds’ NAVs.
Various inputs are used in determining the value of
each Fund’s investments. These inputs are summa-
rized in three levels listed below:
Level 1—Quoted prices in active markets for
identical assets on the measurement date.
Level 2—Other significant observable inputs
(including quoted prices for similar securities,
interest rates, prepayment speeds, credit risk,
etc.).
Level 3—Significant unobservable inputs
(including the Funds’ own assumptions in
determining the fair value of investments).
The inputs or methodology used for valuing securities
are not necessarily an indication of the risk associated
with investing in those securities. For example, short-
term debt securities may be valued at amortized cost,
as long as amortized cost approximates the current
fair value of a security, but since the valuation is not
obtained from a quoted price in an active market, such
securities are reflected as Level 2.

FLEXSHARES ANNUAL REPORT 330
Notes to the Financial Statements (cont.)
The following is a summary of the valuations as of October 31, 2024 for each Fund based upon the three levels defined above. The value of level 3 securities compared to the total Fund net assets is not material and, there-
fore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed. Please refer to the
Schedules of Investments to view equity and debt securities segregated by industry type, where applicable.
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 130,204,658 $ — $ — $ 130,204,658
Securities Lending Reinvestments
Repurchase Agreements — 1,029,547 — 1,029,547
Short-Term Investments — 39,291 — 39,291
Total Investments $ 130,204,658 $ 1,068,838 $ — $ 131,273,496
Other Financial Instruments
Liabilities
Futures Contracts $ (9,381) $ — $ — $ (9,381)
Total Other Financial Instruments $ (9,381) $ — $ — $ (9,381)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 46,386,282 $ — $ — $ 46,386,282
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 394,380 — 394,380
Total Investments $ 46,386,282 $ 394,380 $ — $ 46,780,662
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 21,349 $ — $ 21,349
Liabilities
Futures Contracts $ (18,907) $ — $ — $ (18,907)
Forward Foreign Currency Contracts — (11,837) — (11,837)
Total Other Financial Instruments $ (18,907) $ 9,512 $ — $ (9,395)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Banks $ 2,011,868 $ — $ 44,399 $ 2,056,267
Other* 11,048,238 — — 11,048,238
Total Investments $ 13,060,106 $ — $ 44,399 $ 13,104,505
Other Financial Instruments
Assets
Futures Contracts $ 4,350 $ — $ — $ 4,350
Liabilities
Forward Foreign Currency Contracts $ — $ (31) $ — $ (31)
Total Other Financial Instruments $ 4,350 $ (31) $ — $ 4,319

331 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Balance as of 10/31/2023 $ –
Total gain or loss (realized/unrealized included in earnings) –
Purchases 44,399
Sales –
Transfers into Level 3 –
Transfers out of Level 3 –
Balance as of 10/31/2024 $ 44,399
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at
10/31/2024. $ 44,399
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Professional Services $ 18,515,280 $ 110,694 $ — $ 18,625,974
Other* 1,661,517,828 — — 1,661,517,828
Rights — — — —
Warrants 121,368 — — 121,368
Securities Lending Reinvestments
Certificates of Deposit — 30,009,633 — 30,009,633
Commercial Paper — 2,999,820 — 2,999,820
Repurchase Agreements — 169,733,748 — 169,733,748
Total Investments $ 1,680,154,476 $ 202,853,895 $ — $ 1,883,008,371
Other Financial Instruments
Assets
Futures Contracts $ 76,164 $ — $ — $ 76,164
Total Other Financial Instruments $ 76,164 $ — $ — $ 76,164
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 25,784 $ — $ — $ 25,784
Common Stocks
Banks 51,581,085 — 288 51,581,373
Health Care Providers & Services 1,619,122 232,170 — 1,851,292
Metals & Mining 22,855,226 79,652 2,909 22,937,787
Other* 374,171,687 — — 374,171,687
Rights — — — —
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 14,698,725 — 14,698,725
Total Investments $ 450,252,904 $ 15,010,547 $ 3,197 $ 465,266,648
Other Financial Instruments
Assets
Futures Contracts $ 84,161 $ — $ — $ 84,161
  Forward Foreign Currency Contracts — 57,830 — 57,830
Liabilities
Futures Contracts $ (78,453) $ — $ — $ (78,453)

FLEXSHARES ANNUAL REPORT 332
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Forward Foreign Currency Contracts $ — $ (77,916) $ — $ (77,916)
Total Other Financial Instruments $ 5,708 $ (20,086) $ — $ (14,378)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks $ 40,505,262 $ — $ 46,735 $ 40,551,997
Chemicals 7,593,461 16,412 — 7,609,873
Commercial Services & Supplies 390,759 — 35,392 426,151
Construction & Engineering 4,065,996 — 186 4,066,182
Consumer Staples Distribution & Retail 3,123,231 357 — 3,123,588
Food Products 5,931,156 15,329 — 5,946,485
Health Care Providers & Services 2,966,734 — 2,125 2,968,859
Hotels, Restaurants & Leisure 5,675,195 1,707 — 5,676,902
Industrial REITs 1,147,880 347,800 — 1,495,680
Oil, Gas & Consumable Fuels 13,412,279 1,758 — 13,414,037
Real Estate Management & Development 8,950,507 — 4,516 8,955,023
Retail REITs 1,042,292 311,993 — 1,354,285
Transportation Infrastructure 2,442,609 98,015 — 2,540,624
Other* 178,566,710 — — 178,566,710
Corporate Bonds* — 1,232 — 1,232
Rights 2,045 806 — 2,851
Warrants — 10,014 — 10,014
Securities Lending Reinvestments
Repurchase Agreements — 1,571,072 — 1,571,072
Total Investments $ 275,816,116 $ 2,376,495 $ 88,954 $ 278,281,565
Other Financial Instruments
Assets
Futures Contracts $ 56,021 $ — $ — $ 56,021
  Forward Foreign Currency Contracts — 8,966 — 8,966
Liabilities
Forward Foreign Currency Contracts $ — $ (1,072) $ — $ (1,072)
Total Other Financial Instruments $ 56,021 $ 7,894 $ — $ 63,915
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks* $ 329,190,867 $ — $ — $ 329,190,867
Securities Lending Reinvestments
Repurchase Agreements — 602,716 — 602,716
Total Investments $ 329,190,867 $ 602,716 $ — $ 329,793,583
Other Financial Instruments
Assets
Futures Contracts $ 6,374 $ — $ — $ 6,374
Total Other Financial Instruments $ 6,374 $ — $ — $ 6,374

333 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks* $ 152,097,694 $ — $ — $ 152,097,694
Total Investments $ 152,097,694 $ — $ — $ 152,097,694
Other Financial Instruments
Assets
Futures Contracts $ 8,749 $ — $ — $ 8,749
Total Other Financial Instruments $ 8,749 $ — $ — $ 8,749
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks* $ 136,969,067 $ — $ — $ 136,969,067
Securities Lending Reinvestments
Repurchase Agreements — 644,137 — 644,137
Total Investments $ 136,969,067 $ 644,137 $ — $ 137,613,204
Other Financial Instruments
Assets
Futures Contracts $ 2,582 $ — $ — $ 2,582
  Forward Foreign Currency Contracts — 17,299 — 17,299
Liabilities
Futures Contracts $ (12,746) $ — $ — $ (12,746)
Total Other Financial Instruments $ (10,164) $ 17,299 $ — $ 7,135
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 67,565,497 $ — $ — $ 67,565,497
Short-Term Investments — 39,291 — 39,291
Total Investments $ 67,565,497 $ 39,291 $ — $ 67,604,788
Other Financial Instruments
Assets
Futures Contracts $ 5,592 $ — $ — $ 5,592
Total Other Financial Instruments $ 5,592 $ — $ — $ 5,592
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks* $ 54,427,125 $ — $ — $ 54,427,125
Securities Lending Reinvestments
Repurchase Agreements — 921,800 — 921,800
Total Investments $ 54,427,125 $ 921,800 $ — $ 55,348,925

FLEXSHARES ANNUAL REPORT 334
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 16,729 $ — $ 16,729
Liabilities
Futures Contracts $ (33,092) $ — $ — $ (33,092)
Forward Foreign Currency Contracts — (1,409) — (1,409)
Total Other Financial Instruments $ (33,092) $ 15,320 $ — $ (17,772)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 5,617,182,016 $ — $ — $ 5,617,182,016
Securities Lending Reinvestments
Certificates of Deposit — 27,010,379 — 27,010,379
Commercial Paper — 3,999,760 — 3,999,760
Repurchase Agreements — 92,532,050 — 92,532,050
Total Investments $ 5,617,182,016 $ 123,542,189 $ — $ 5,740,724,205
Other Financial Instruments
Assets
Futures Contracts $ 499,580 $ — $ — $ 499,580
  Forward Foreign Currency Contracts — 758,170 — 758,170
Liabilities
Futures Contracts $ (258,824) $ — $ — $ (258,824)
Forward Foreign Currency Contracts — (698,747) — (698,747)
Total Other Financial Instruments $ 240,756 $ 59,423 $ — $ 300,179
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks* $ 2,454,735,912 $ — $ — $ 2,454,735,912
Rights — 205,815 — 205,815
Securities Lending Reinvestments
Repurchase Agreements — 44,217,781 — 44,217,781
Total Investments $ 2,454,735,912 $ 44,423,596 $ — $ 2,499,159,508
Other Financial Instruments
Assets
Futures Contracts $ 205,867 $ — $ — $ 205,867
Liabilities
Futures Contracts $ (191,688) $ — $ — $ (191,688)
Total Other Financial Instruments $ 14,179 $ — $ — $ 14,179

335 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 377,931,714 $ — $ — $ 377,931,714
Securities Lending Reinvestments
Repurchase Agreements — 25,975,932 — 25,975,932
Total Investments $ 377,931,714 $ 25,975,932 $ — $ 403,907,646
Other Financial Instruments
Assets
Futures Contracts $ 82,366 $ — $ — $ 82,366
  Forward Foreign Currency Contracts — 7,129 — 7,129
Liabilities
Futures Contracts $ (20,231) $ — $ — $ (20,231)
Forward Foreign Currency Contracts — (34,559) — (34,559)
Total Other Financial Instruments $ 62,135 $ (27,430) $ — $ 34,705
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds $ 7,892,134 $ — $ — $ 7,892,134
Total Investments $ 7,892,134 $ — $ — $ 7,892,134
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks* $ 1,842,281,251 $ — $ — $ 1,842,281,251
Securities Lending Reinvestments
Certificates of Deposit — 9,003,674 — 9,003,674
Commercial Paper — 1,999,880 — 1,999,880
Repurchase Agreements — 89,076,021 — 89,076,021
Total Investments $ 1,842,281,251 $ 100,079,575 $ — $ 1,942,360,826
Other Financial Instruments
Assets
Futures Contracts $ 47,144 $ — $ — $ 47,144
Total Other Financial Instruments $ 47,144 $ — $ — $ 47,144
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 400,682,004 $ — $ — $ 400,682,004
Securities Lending Reinvestments
Repurchase Agreements — 21,695,866 — 21,695,866
Total Investments $ 400,682,004 $ 21,695,866 $ — $ 422,377,870

FLEXSHARES ANNUAL REPORT 336
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
Futures Contracts $ 13,743 $ — $ — $ 13,743
Total Other Financial Instruments $ 13,743 $ — $ — $ 13,743
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks* $ 581,164,087 $ — $ — $ 581,164,087
Securities Lending Reinvestments
Repurchase Agreements — 2,554,428 — 2,554,428
Total Investments $ 581,164,087 $ 2,554,428 $ — $ 583,718,515
Other Financial Instruments
Assets
Futures Contracts $ 72,980 $ — $ — $ 72,980
  Forward Foreign Currency Contracts — 236,763 — 236,763
Liabilities
Futures Contracts $ (353,072) $ — $ — $ (353,072)
Forward Foreign Currency Contracts — (42,665) — (42,665)
Total Other Financial Instruments $ (280,092) $ 194,098 $ — $ (85,994)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 21,732,547 $ — $ — $ 21,732,547
Securities Lending Reinvestments
Repurchase Agreements — 273,778 — 273,778
Total Investments $ 21,732,547 $ 273,778 $ — $ 22,006,325
Other Financial Instruments
Assets
Futures Contracts $ 2,108 $ — $ — $ 2,108
  Forward Foreign Currency Contracts — 5,457 — 5,457
Liabilities
Futures Contracts $ (8,131) $ — $ — $ (8,131)
Total Other Financial Instruments $ (6,023) $ 5,457 $ — $ (566)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks* $ 67,075,809 $ — $ — $ 67,075,809
Securities Lending Reinvestments
Repurchase Agreements — 1,404,919 — 1,404,919
Total Investments $ 67,075,809 $ 1,404,919 $ — $ 68,480,728

337 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
Futures Contracts $ 2,445 $ — $ — $ 2,445
  Forward Foreign Currency Contracts — 12,462 — 12,462
Liabilities
Futures Contracts $ (24,693) $ — $ — $ (24,693)
Forward Foreign Currency Contracts — (1,612) — (1,612)
Total Other Financial Instruments $ (22,248) $ 10,850 $ — $ (11,398)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 1,719,019,819 $ — $ 1,719,019,819
Total Investments $ — $ 1,719,019,819 $ — $ 1,719,019,819
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 702,029,435 $ — $ 702,029,435
Total Investments $ — $ 702,029,435 $ — $ 702,029,435
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 92,621,003 $ — $ 92,621,003
Total Investments $ — $ 92,621,003 $ — $ 92,621,003
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 448,136,219 $ — $ 448,136,219
Securities Lending Reinvestments
Repurchase Agreements — 59,212,627 — 59,212,627
Short-Term Investments — 1,981,182 — 1,981,182
Total Investments $ — $ 509,330,028 $ — $ 509,330,028

FLEXSHARES ANNUAL REPORT 338
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 46,970,673 $ — $ 46,970,673
Total Investments $ — $ 46,970,673 $ — $ 46,970,673
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,438,140,828 $ — $ 1,438,140,828
Securities Lending Reinvestments
Repurchase Agreements — 227,069,927 — 227,069,927
Short-Term Investments — 13,868,271 — 13,868,271
Total Investments $ — $ 1,679,079,026 $ — $ 1,679,079,026
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 43,719,597 $ — $ 43,719,597
Total Investments $ — $ 43,719,597 $ — $ 43,719,597
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 70,337,927 $ — $ 70,337,927
Collateralized Mortgage Obligations — 9,345,519 — 9,345,519
Corporate Bonds* — 1,029,400,556 — 1,029,400,556
U.S. Treasury Obligations — 20,175,937 — 20,175,937
Short-Term Investments — 42,944,764 — 42,944,764
Total Investments $ — $ 1,172,204,703 $ — $ 1,172,204,703
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds $ 165,780,920 $ — $ — $ 165,780,920
Securities Lending Reinvestments
Repurchase Agreements — 15,396,028 — 15,396,028
Short-Term Investments — 191,545 — 191,545
Total Investments $ 165,780,920 $ 15,587,573 $ — $ 181,368,493

339 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Foreign Securities
The FlexShares
®
Developed Markets ex-US Quali-
ty Low Volatility Index Fund, FlexShares
®
Emerging
Markets Quality Low Volatility Index Fund, FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt
Index Fund, FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG &
Climate Developed Markets ex-US Core Index Fund,
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund, FlexShares
®
STOXX
®
Global
Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Real As-
sets Allocation Index Fund (through its investment in its
Underlying Funds), FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Quality
Dividend Defensive Index Fund, and  FlexShares
®
International Quality Dividend Dynamic Index Fund
Index Fund invest in publicly-traded equity securities
of issuers in countries other than the United States
of America (“U.S.”). Such investments include direct
investments in non-U.S. dollar denominated securi-
ties traded outside the U.S. The Funds’ investments
in foreign securities also may be in the form of ADRs
and Global Depositary Receipts (“GDRs”) (collective-
ly, “Depositary Receipts”) based on securities in their
Underlying Indexes. ADRs are receipts that are trad-
ed in the United States evidencing ownership of the
underlying foreign securities and are denominated in
U.S. dollars. GDRs are receipts issued by a non-U.S.
financial institution evidencing ownership of underlying
foreign or U.S. securities and usually are denominated
in foreign currencies. GDRs may not be denominated
in the same currency as the securities they represent.
Generally, GDRs are designed for use in foreign secu-
rities markets.
In addition to investment risks associated with the un-
derlying issuer, ADRs and GDRs expose a Fund to risk
associated with non-uniform terms that apply to ADR
and GDR programs, credit exposure to the depository
bank and to the sponsors and other parties with whom
the depository bank establishes the programs, curren-
cy and liquidity risk. ADRs and GDRs are generally
subject to the same risks as the foreign securities that
they evidence or into which they may be converted.
To the extent a Fund invests in ADRs, such ADRs will
be listed on a national securities exchange. To the ex-
tent a Fund invests in GDRs, such GDRs will be listed
on a foreign exchange. A Fund will not invest in any
unlisted Depositary Receipt, any Depositary Receipt
that NTI deems to be illiquid or any Depositary Receipt
for which market quotations are not readily available.
Generally, all Depositary Receipts must be sponsored.
The FlexShares
®
Credit-Scored US Corporate Bond
Index Fund, FlexShares
®
Credit-Scored US Long
Corporate Bond Index Fund, FlexShares
®
High Yield
Value-Scored Bond Index Fund and the FlexShares
®
ESG & Climate Investment Grade Corporate Core In-
dex Fund may invest in U.S. dollar denominated bonds
of non-U.S. corporations to the extent such bonds are
included in each Fund’s Underlying Index. The Flex-
Shares
®
Core Select Bond Fund may invest in U.S.
dollar denominated bonds of non-U.S. corporations,
either directly or indirectly through Underlying Funds,
to achieve its investment objective.
The FlexShares
®
Ultra-Short Income Fund may invest,
without limitation, in fixed-income securities and instru-
ments of foreign issuers in developed and emerging
markets, including debt securities of foreign govern-
ments.
Investing in foreign securities, including Depositary
Receipts, may result in a Fund experiencing more
rapid and extreme changes in value than a fund that
invests exclusively in U.S. securities, due to less liquid
markets, and adverse economic, political, diplomatic,
financial, and regulatory factors. Foreign governments
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Liabilities
Futures Contracts $ (117,942) $ — $ — $ (117,942)
Total Other Financial Instruments $ (117,942) $ — $ — $ (117,942)
* See Schedules of Investments for segregation by industry type.

FLEXSHARES ANNUAL REPORT 340
Notes to the Financial Statements (cont.)
also may impose taxes and limits on investment and
repatriation. Any of these events could cause the
value of a Fund’s foreign investment to decline. To the
extent that a Fund’s assets are significantly invested
in a single country or geographic region, a Fund will
be subject to the risks associated with that particular
country or region.
The FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund, and  FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund will invest
primarily in emerging market countries. In addition,
the FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund, FlexShares
®
STOXX
®
Global
Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Real As-
sets Allocation Index Fund (through its investment in its
Underlying Funds), FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Quality
Dividend Defensive Index Fund, and the FlexShares
®
International Quality Dividend Dynamic Index Fund
may invest its assets in emerging market countries.
The FlexShares
®
Ultra-Short Income Fund may invest
up to 20% of its total assets in fixed-income securities
and instruments of issuers in emerging markets. The
markets of emerging market countries are less devel-
oped and less liquid, subject to greater price volatility
and generally subject to increased economic, political,
regulatory and other uncertainties than more devel-
oped foreign markets. The risks of foreign investment
are increased when the issuer is located in a country
with an emerging economy or securities market.
Inflation-Indexed Securities
The FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund and the FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund invest primarily in U.S. Trea-
sury Inflation-Protected Securities (“TIPS”).
TIPS have varying maturities and pay interest on a
semiannual basis equal to a fixed percentage of the
inflation adjusted principal amount. If the periodic
adjustment rate measuring inflation falls, the principal
value of TIPS will be adjusted downward, and conse-
quently the interest payable on these securities (cal-
culated with respect to a smaller principal amount) will
be reduced. Repayment of the original bond principal
upon maturity (as adjusted for inflation) is guaranteed
in the case of TIPS, even during a period of deflation.
The value of TIPS is expected to change in response
to changes in real interest rates. Real interest rates in
turn are tied to the relationship between nominal inter-
est rates and the rate of inflation. Therefore, if the rate
of inflation rises at a faster rate than nominal interest
rates, real interest rates might decline, leading to an in-
crease in value of TIPS. In contrast, if nominal interest
rates increase at a faster rate than inflation, real inter-
est rates might rise, leading to a decrease in value of
TIPS. Any increase in the principal amount of TIPS will
be considered taxable ordinary income, even though
investors do not receive their principal until maturity.
While these securities are expected to be protected
from long-term inflationary trends, short-term increases
in inflation may lead to a decline in value. If interest
rates rise due to reasons other than inflation, investors
in these securities may not be protected to the extent
that the increase is not reflected in the TIPS’ inflation
measure.
The periodic adjustment of TIPS is tied to the Consum-
er Price Index for Urban Consumers (“CPI-U”), which
is calculated monthly by the U.S. Bureau of Labor Sta-
tistics. The CPI-U is a measurement of changes in the
cost of living, made up of components such as hous-
ing, food, transportation and energy. There can be no
assurance that the CPI-U will accurately measure the
real rate of inflation in the prices of goods and services.
Mortgage-Backed Pass-Through Securi-
ties
The FlexShares
®
Disciplined Duration MBS Index Fund
invests primarily in U.S. agency mortgage-backed
pass-through securities (“MBS”), a category of pass-
through securities backed by pools of mortgages
and issued by one of the following U.S. government
agencies: the Federal National Mortgage Associa-
tion (FNMA or Fannie Mae), the Federal Home Loan
Mortgage Corporation (FHLMC or Freddie Mac) or the
Government National Mortgage Association (GNMA
or Ginnie Mae) (each a “US Agency”). Under normal
circumstances, the Fund will invest at least 80% of its
total assets in the securities of its Underlying Index
and in “to-be announced transactions” (“TBA transac-
tions”) that represent securities in its Underlying Index.
In a TBA transaction, the buyer and seller agree upon
general trade parameters such as agency, coupon
rate, settlement date, par amount and price. The actual
pools delivered generally are determined two days

341 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
prior to settlement.
Pending settlement of such TBA contracts, the Flex-
Shares
®
Disciplined Duration MBS Index Fund will in-
vest in liquid, short-term instruments. The FlexShares
®
Core Select Bond Fund may also invest either directly
or through its Underlying Funds in MBS, including TBA
transactions.
Mortgage Dollar Rolls
The FlexShares
®
Disciplined Duration MBS Index
Fund, FlexShares
®
Ultra-Short Income Fund and
the FlexShares
®
Core Select Bond Fund (directly or
through its Underlying Funds) may enter into mortgage
dollar roll transactions. A mortgage dollar roll involves
the sale by the Fund of securities for delivery in the
future (generally within 30 days). The Fund simul-
taneously contracts with the same counterparty to
repurchase substantially similar (same type, coupon
and maturity) but not identical securities on a speci-
fied future date. During the roll period, the Fund will
not be entitled to accrue interest and receive principal
payments on the securities sold. However, the Fund
benefits to the extent of any difference between (a) the
price received for the securities sold and (b) the lower
forward price for the future purchase and/or fee income
plus the interest earned on the cash proceeds of the
securities sold. Successful use of mortgage dollar rolls
depends upon the Investment Adviser’s ability to pre-
dict correctly interest rates and mortgage prepayments.
The use of this technique may diminish the investment
performance of the Fund compared with what such
performance would have been without the use of mort-
gage dollar rolls.
For financial reporting and tax purposes, a Fund treats
mortgage dollar rolls as two separate transactions: one
involving the purchase of a security and a separate
transaction involving a sale. The Fund currently does
not intend to enter into mortgage dollar rolls that are
accounted for as financing and does not treat them as
borrowings.
Repurchase Agreements
To the extent consistent with its investment policies,
each Fund may enter into repurchase agreements
under which it purchases securities (collateral) for cash
from a seller and agrees to resell those securities to
the same seller within a specified time at a specified
price. During the term of a repurchase agreement, the
market value of the underlying collateral, including
accrued interest, is required to equal or exceed the
market value of the repurchase agreement. The under-
lying collateral for tri-party repurchase agreements is
held in accounts at JPMorgan Chase, the Fund’s cus-
todian, and is not reflected in the assets of the Funds,
at the Bank of New York or JPMorgan Chase which, in
turn, holds securities through the book-entry system at
the Federal Reserve Bank of New York. The Fund is
subject to credit risk on repurchase agreements to the
extent that the counterparty fails to perform under the
agreement and the value of the collateral received falls
below the agreed repurchase price.
The Northern Trust Company, the parent of NTI, cur-
rently is a party to various Master Repurchase Agree-
ments with a number of different counterparties, and
acts as agent on behalf of various disclosed principals,
including the Funds and various other accounts man-
aged by NTI, in entering into repurchase agreements
under the Master Repurchase Agreements. NTI ad-
ministers and manages these repurchase agreements
in accordance with and as part of its duties under its
investment advisory agreement with the Funds and
does not collect any additional fees from the Funds
for such services. As of October 31, 2024, none of the
Funds presented in these financial statements had re-
purchase agreements outstanding except as discussed
below.
As of October 31, 2024, the FlexShares
®
US Quality
Low Volatility Index Fund, FlexShares
®
Developed
Markets ex-US Quality Low Volatility Index Fund,
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
US Quality Large Cap Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund, FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund, FlexShares
®
Global Quality Real Estate Index Fund, FlexShares
®
Quality Dividend Index Fund, FlexShares
®
Quality Divi-
dend Defensive Index Fund, FlexShares
®
International
Quality Dividend Index Fund, FlexShares
®
International
Quality Dividend Defensive Index Fund, FlexShares
®
International Quality Dividend Dynamic Index Fund,
FlexShares
®
Credit-Scored US Corporate Bond Index

FLEXSHARES ANNUAL REPORT 342
Notes to the Financial Statements (cont.)
Fund, FlexShares
®
High Yield Value-Scored Bond
Index Fund, and FlexShares
®
Core Select Bond Fund
invested cash collateral for loans of portfolio securities
in repurchase agreements, as reflected in the respec-
tive Schedule of Investments under the caption “Secu-
rities Lending Reinvestments.”
Securities Lending
Each Fund may lend securities to banks, brokers and
dealers or other qualified institutions. In exchange, the
Fund is required to receive minimum initial collateral
value as follows:
The collateral is maintained thereafter, at a value equal
to at least 100% of the value of the securities loaned.
The collateral amount is valued at the beginning of
each business day and is compared to the market
value of the loaned securities from the prior business
day to determine if additional collateral is required. If
additional collateral is required, a request is sent to the
borrower.
Securities lending may represent no more than one-
third of the value of a Fund’s total assets (including
the loan collateral). JPMorgan Chase Bank, N.A. (the
“Securities Lending Agent”) serves as the securities
lending agent for the securities lending program of a
Fund.
Collateral for loans of portfolio securities made by a
Fund may consist of cash, cash equivalents, securi-
ties issued or guaranteed by the U.S. government or
foreign governments or its agencies (or any combina-
tion thereof). Any cash collateral received by the Fund
in connection with these loans may be invested in a
variety of short-term investments, either directly or
indirectly through money market portfolios. The market
value of securities on loan and the value of invest-
ments made with cash collateral received are disclosed
in the Schedules of Investments. Securities lending
income includes income from the securities lending
program recorded when earned from the Securities
Lending Agent and any fees charged to borrowers less
expenses associated with the loan. The net amount is
reflected in the Statement of Operations under “Securi-
ties lending income (net of fees).” The market value of
the loaned securities is determined at the close of each
business day of the Fund and any additional required
collateral is delivered to the Fund, or excess collateral
returned by the Fund, on the next business day.
When a Fund lends its securities, it will continue to
receive payments equal to the dividends and interest
paid on the securities loaned and simultaneously may
earn interest on the investment of the cash collateral.
A Fund will have the right to terminate a loan at any
time and recall the loaned securities within the normal
and customary settlement time for securities transac-
tions. A Fund does not have the right to vote securities
on loan, but can terminate the loan and regain the
right to vote if a material event affecting the securities
occurred. A borrower might become insolvent or refuse
to honor its obligation to return the securities. In the
event of a default by a borrower with respect to any
loan, the Securities Lending Agent will exercise any
and all remedies provided under the applicable bor-
rower agreement. These remedies include purchasing
replacement securities for the Fund by applying the
collateral held from the defaulting borrower against
the purchase cost of the replacement securities. If the
proceeds from the collateral are less than the pur-
chase cost of the replacement securities, the Securities
Lending Agent is responsible for such shortfall, subject
to certain limitations that are set forth in detail in the
Securities Lending Agency Agreement. In this event, a
Fund could experience delays in recovering its securi-
ties and possibly may incur a capital loss. Each Fund
will be responsible for any loss that might result from
its investment of the cash collateral it receives from a
borrower.
In accordance with guidance presented in FASB Ac-
counting Standard Update (“ASU”) 2014-11, Transfers
and Servicing (Topic 860): Repurchase-to-Maturity
Transactions, Repurchase Financings, and Disclo-
Type of Loan
Minimum Initial
Collateral
Requirement
U.S. dollar denominated securities secured by
U.S. dollar denominated government securities
or cash collateral 102%
U.S. dollar denominated securities secured
by non-U.S. dollar denominated government
securities or cash collateral 105%
Non-U.S. dollar denominated securities secured
by government securities or cash collateral in
the same denomination as the lent securities 102%
Non-U.S. dollar denominated securities secured
by government securities or cash collateral
in the different denomination from the lent
securities 105%
U.S. dollar and Non-U.S. dollar denominated
securities secured by equity securities collateral 105%

343 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
sures, liabilities under the outstanding securities lend-
ing transactions as of October 31, 2024, which were
comprised of cash, were as follows:
As of October 31, 2024, the Securities Lending Agen-
cy Agreement does not permit the Funds to enforce a
netting arrangement.
The cash collateral received from securities loaned as
disclosed in the Statements of Assets and Liabilities is
collateralized by securities on loan as disclosed within
the Schedules of Investments and such borrowings
have maturities that are overnight and continuous.
Securities lending agreements may be subject to regu-
lation as qualified financial contracts (“QFCs”). Regula-
tions adopted by federal banking regulators under the
Dodd-Frank Act, which took effect in 2019, require that
certain QFCs with counterparties that are part of U.S.
or foreign global systemically important banking organi-
zations be amended to include contractual restrictions
on close-out and cross-default rights. If a covered
counterparty of a Fund or certain of the covered coun-
terparty's affiliates were to become subject to certain
insolvency proceedings, the Fund may be temporarily
unable to exercise certain default rights, and the QFC
may be transferred to another entity. These require-
ments may impact a Fund's credit and counterparty
risks. The remaining maturities of the securities lending
transactions are considered overnight and continuous.
Derivative Contracts
Futures Contracts
All of the Index Funds may invest in futures contracts
to help track the price and yield performance of their
Underlying Indexes. At the time a Fund enters into
a futures contract, it is generally required to make
a margin deposit with the custodian of a specified
amount of liquid assets. Subsequent payments to be
made or received by the Funds equal to the change
in contract value are recorded as variation margin
payable or receivable and offset in unrealized gains or
losses. Futures are marked to market each day with
the change in value reflected in the unrealized gains
or losses. A Fund recognizes a realized gain or loss
when a contract is closed or expires. The Statements
of Operations reflect unrealized gains or losses on
open futures contracts, as “Net change in unrealized
appreciation (depreciation) on futures contracts”, and
any realized gains (losses) on closed futures contracts
as “Net realized gain (loss) from Expiration or closing
of futures contracts”.
The FlexShares
®
Core Select Bond Fund may take
long or short positions in futures to manage the Fund’s
exposure to interest rate risk. The Fund seeks to miti-
gate the potential impact of interest rates on the perfor-
mance of bonds by entering into short positions in U.S.
Treasury futures or transactions in interest rate swaps.
The Fund’s short positions in U.S. Treasury futures and
interest rate swaps are not intended to mitigate credit
spread risk or other factors influencing the price of
bonds, which may have a greater impact than interest
rates. In addition, when interest rates fall, long-only
bond investments will perform better than the Fund’s
investments. As of October 31, 2024, the FlexShares
Core Select Bond Fund did not hold swaps.
As of October 31, 2024, the FlexShares
®
US Quality
Low Volatility Index Fund, FlexShares
®
Developed
Markets ex-US Quality Low Volatility Index Fund, Flex-
Shares
®
Emerging Markets Quality Low Volatility Index
Fund, FlexShares
®
Morningstar US Market Factor
Fund
FlexShares
®
US Quality Low Volatility Index Fund
$ 1,029,547
FlexShares
®
Developed Markets ex-US Quality Low
Volatility Index Fund
394,380
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund
202,733,748
FlexShares
®
Morningstar Developed Markets ex-US
Factor Tilt Index Fund
14,698,725
FlexShares
®
Morningstar Emerging Markets Factor
Tilt Index Fund
1,571,072
FlexShares
®
US Quality Large Cap Index Fund
602,716
FlexShares
®
STOXX® Global ESG Select Index Fund
644,137
FlexShares
®
ESG & Climate Developed Markets ex-
US Core Index Fund
921,800
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund
123,532,050
FlexShares
®
STOXX® Global Broad Infrastructure
Index Fund
44,217,781
FlexShares
®
Global Quality Real Estate Index Fund
25,975,932
FlexShares
®
Quality Dividend Index Fund
100,076,021
FlexShares
®
Quality Dividend Defensive Index Fund
21,695,866
FlexShares
®
International Quality Dividend Index
Fund
2,554,428
FlexShares
®
International Quality Dividend Defensive
Index Fund
273,778
FlexShares
®
International Quality Dividend Dynamic
Index Fund
1,404,919
FlexShares
®
Credit-Scored US Corporate Bond Index
Fund
59,212,627
FlexShares
®
High Yield Value-Scored Bond Index
Fund
227,069,927
FlexShares
®
Core Select Bond Fund
15,396,028

FLEXSHARES ANNUAL REPORT 344
Notes to the Financial Statements (cont.)
Tilt Index Fund, FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar Emerging Markets Factor Tilt Index
Fund, FlexShares
®
US Quality Large Cap Index Fund,
FlexShares
®
STOXX
®
US ESG Select Index Fund,
FlexShares
®
STOXX
®
Global ESG Select Index Fund,
FlexShares
®
ESG & Climate US Large Cap Core Index
Fund, FlexShares
®
ESG & Climate Developed Mar-
kets ex-US Core Index Fund, FlexShares
®
Morning-
star Global Upstream Natural Resources Index Fund,
FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund, FlexShares
®
Global Quality Real Estate
Index Fund, FlexShares
®
Quality Dividend Index Fund,
FlexShares
®
Quality Dividend Defensive Index Fund,
FlexShares
®
International Quality Dividend Index Fund,
FlexShares
®
International Quality Dividend Defensive
Index Fund, FlexShares
®
International Quality Dividend
Dynamic Index Fund, and FlexShares
®
Core Select
Bond Fund had open futures contracts.
The use of futures contracts involves, to varying de-
grees, elements of market and counterparty risk, which
may exceed the amounts recognized in the Statements
of Assets and Liabilities. Futures contracts present
the following risks: imperfect correlation between the
change in market value of a Fund’s securities and
the price of futures contracts; the possible inability to
close a futures contract when desired; losses due to
unanticipated market movements, which potentially are
unlimited; and the possible inability of NTI to correctly
predict the direction of securities prices, interest rates,
currency exchange rates and other economic factors.
Futures markets are highly volatile and the use of
futures may increase the volatility of a Fund’s NAV. As
a result of the low margin deposits normally required
in futures trading, a relatively small price movement in
a futures contract may result in substantial losses to a
Fund. Futures contracts may be illiquid, and exchang-
es may limit fluctuations in futures contract prices
during a single day. Foreign exchanges or boards of
trade generally do not offer the same protection as
U.S. exchanges.
Foreign Currency Translations
Values of investments denominated in foreign curren-
cies are converted into U.S. dollars using the prevailing
market rates on the date of valuation as quoted by one
or more banks or dealers that make a two-way market
in such currencies (or a data service provider based
on quotations received from such banks or dealers).
Any use of a rate different from the rates used by
an Underlying Index’s index provider may affect the
corresponding Index Fund’s ability to track its Under-
lying Index. The cost of purchases and proceeds from
sales of investments, interest and dividend income
are translated into U.S. dollars using the spot market
rate of exchange prevailing on the respective dates of
such transactions. “Net realized gain (loss) on foreign
currency transactions” on the Statements of Opera-
tions include the effect of changes in exchange rates
between trade date and settlement date on investment
security transactions, foreign currency transactions
and interest and dividends received, and the portion of
foreign currency gains and losses related to fluctuation
in exchange rates between the initial purchase trade
date and subsequent sale trade date is included in “Net
realized gain (loss) on investment in securities” on the
Statements of Operations. Unrealized gains and losses
on assets and liabilities, other than investments in
securities, which result from changes in foreign curren-
cy exchange rates have been included in “Net change
in unrealized appreciation (depreciation) on translation
of other assets and liabilities denominated in foreign
currencies” on the Statements of Operations.
Forward Foreign Currency Exchange Con-
tracts
The FlexShares
®
Developed Markets ex-US Quali-
ty Low Volatility Index Fund, FlexShares
®
Emerging
Markets Quality Low Volatility Index Fund, FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt
Index Fund, FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG &
Climate Developed Markets ex-US Core Index Fund,
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund, FlexShares
®
STOXX
®
Global
Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Real
Assets Allocation Index Fund, FlexShares International
Quality Dividend Index Fund, FlexShares
®
International
Quality Dividend Defensive Index Fund, FlexShares
®
International Quality Dividend Dynamic Index Fund,
and the FlexShares
®
Ultra-Short Income Fund may
enter into forward foreign currency exchange contracts
to facilitate local settlements or to protect against
currency exposure in connection with its distributions
to shareholders. The FlexShares Ultra-Short Income
Fund also may engage in forward foreign currency
transactions for hedging purposes in order to protect

345 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
against uncertainty in the level of future foreign curren-
cy exchange rates. The Funds, however, do not expect
to engage in currency transactions for speculative
purposes (e.g., for potential income or capital gain). All
forward foreign currency exchange contracts held are
“marked-to-market” daily at the applicable exchange
rates and any resulting unrealized gains or losses are
recorded. The Funds record realized gains or losses at
the time the forward foreign currency exchange con-
tract is offset by entering into a closing transaction or
extinguished by delivery of the currency. The difference
between the future foreign currency exchange rates at
the date of entry into the contract and the rates at the
reporting date are included in “Net change in unre-
alized appreciation (depreciation) on forward foreign
currency contracts” in the Statements of Operations.
Non-deliverable forward foreign currency exchange
contracts are settled with the counterparty in U.S. Dol-
lars without the delivery of foreign currency.
There are several risks associated with these con-
tracts. One risk is the potential inability of counterpar-
ties to meet the terms of their contracts, and unantic-
ipated movements in the value of a foreign currency
relative to the U.S. dollar. The contractual amounts of
forward foreign currency exchange contracts do not
necessarily represent the amounts potentially subject
to risk. The measurement of the risks associated with
these instruments is meaningful only when all relat-
ed and offsetting transactions are considered. The
Statements of Operations reflect (i) realized gains or
losses, if any, in “Net realized gain (loss) from settle-
ment of forward foreign currency contracts” and (ii)
unrealized gains or losses in “Net change in unrealized
appreciation (depreciation) on forward foreign cur-
rency contracts”. Forward foreign currency exchange
contracts are privately negotiated transactions and can
have substantial price volatility. As a result, they offer
less protection against default by the other party than
is available for instruments traded on an exchange.
The institutions that deal in forward foreign currency
exchange contracts are not required to continue to
make markets in the currencies they trade, and these
markets can experience periods of illiquidity.
As of October 31, 2024, the FlexShares
®
Developed
Markets ex-US Quality Low Volatility Index Fund, Flex-
Shares
®
Emerging Markets Quality Low Volatility Index
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream Natu-
ral Resources Index Fund, FlexShares
®
Global Quality
Real Estate Index Fund, FlexShares
®
International
Quality Dividend Index Fund, FlexShares
®
International
Quality Dividend Defensive Index Fund, and Flex-
Shares
®
International Quality Dividend Dynamic Index
Fund had open forward foreign currency contracts.
Offsetting of Financial Assets and Deriva-
tive Assets
The Funds’ accounting policy with respect to balance
sheet offsetting is that, absent an event of default by
the counterparty or a termination of the agreement,
the International Swaps and Derivatives Association
(ISDA) Master Agreement or similar agreement does
not result in an offset of reported amounts of financial
assets and financial liabilities in the Statements of
Assets and Liabilities across transactions between
the Fund and the applicable counterparty. In the event
of a default, the agreement provides the right for the
non-defaulting party to liquidate the collateral and
calculate the net exposure to the defaulting party or
request additional collateral. The Funds’ right to setoff
may be restricted or prohibited by the bankruptcy or
insolvency laws of the particular jurisdiction to which
a specific master netting agreement counterparty is
subject.
For financial reporting purposes, the Trust can offset
financial assets and financial liabilities of the Flex-
Shares
®
Developed Markets ex-US Quality Low Volatil-
ity Index Fund, FlexShares
®
Emerging Markets Quality
Low Volatility Index Fund, FlexShares
®
Morningstar
Developed Markets ex-US Factor Tilt Index Fund,
FlexShares
®
Morningstar Emerging Markets Factor Tilt
Index Fund, FlexShares
®
STOXX
®
Global ESG Select
Index Fund, FlexShares
®
ESG & Climate Developed
Market ex-US Core Index Fund, FlexShares
®
Morning-
star Global Upstream Natural Resources Index Fund,
FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund, FlexShares
®
Global Quality Real Estate
Index Fund, FlexShares
®
International Quality Dividend
Index Fund, FlexShares
®
International Quality Dividend
Defensive Index Fund and the FlexShares
®
Internation-
al Quality Dividend Dynamic Index Fund that are sub-
ject to master netting arrangements or similar agree-
ments in the Statements of Assets and Liabilities. The
following table presents the gross and net amounts of

FLEXSHARES ANNUAL REPORT 346
Notes to the Financial Statements (cont.)
these assets and liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Received Net Amount
FlexShares
®
Developed Markets ex-
US Quality Low Volatility Index
Foreign Currency Contracts —
Bank of Montreal $ 815 $ – $ – $ 815
Foreign Currency Contracts —
BNP Paribas SA 16 (16) – –
Foreign Currency Contracts —
Citibank NA 5,360 – – 5,360
Foreign Currency Contracts —
JPMorgan Chase Bank NA 5,420 (1,107) – 4,313
Foreign Currency Contracts —
Morgan Stanley 9,738 (9,402) – 336
Total $ 21,349 $ (10,525) $ – $ 10,824
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index
Foreign Currency Contracts —
Citibank NA $ 3,802 $ (3,802) $ – $ –
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 54,028 – – 54,028
Total $ 57,830 $ (3,802) $ – $ 54,028
FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index
Foreign Currency Contracts —
Bank of Montreal $ 1,207 $ – $ – $ 1,207
Foreign Currency Contracts —
Citibank NA 2,039 (57) – 1,982
Foreign Currency Contracts —
Goldman Sachs & Co. 1,162 – – 1,162
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 4,558 – – 4,558
Total $ 8,966 $ (57) $ – $ 8,909
FlexShares
®
STOXX® Global ESG
Select Index
Foreign Currency Contracts —
BNP Paribas SA $ 4,085 $ – $ – $ 4,085
Foreign Currency Contracts —
Citibank NA 13,214 – – 13,214
Total $ 17,299 $ – $ – $ 17,299
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index
Foreign Currency Contracts —
Bank of Montreal $ 950 $ – $ – $ 950
Foreign Currency Contracts —
Citibank NA 1,469 – – 1,469
Foreign Currency Contracts —
JPMorgan Chase Bank NA 1,930 – – 1,930

347 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Foreign Currency Contracts —
Morgan Stanley $ 3,899 $ – $ – $ 3,899
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 8,481 – – 8,481
Total $ 16,729 $ – $ – $ 16,729
FlexShares
®
Morningstar Global
Upstream Natural Resources Index
Foreign Currency Contracts —
Bank of Montreal $ 253,359 $ (253,359) $ – $ –
Foreign Currency Contracts —
Citibank NA 230,978 (5,158) – 225,820
Foreign Currency Contracts —
Goldman Sachs & Co. 10,223 – – 10,223
Foreign Currency Contracts —
JPMorgan Chase Bank NA 169,122 (101,886) – 67,236
Foreign Currency Contracts —
Morgan Stanley 94,488 (94,479) – 9
Total $ 758,170 $ (454,882) $ – $ 303,288
FlexShares
®
Global Quality Real
Estate Index
Foreign Currency Contracts —
Bank of Montreal $ 1,721 $ (1,721) $ – $ –
Foreign Currency Contracts —
BNP Paribas SA 4,930 – – 4,930
Foreign Currency Contracts —
JPMorgan Chase Bank NA 478 (478) – –
Total $ 7,129 $ (2,199) $ – $ 4,930
FlexShares
®
International Quality
Dividend Index
Foreign Currency Contracts —
Citibank NA $ 56,302 $ (299) $ – $ 56,003
Foreign Currency Contracts —
JPMorgan Chase Bank NA 20,450 (20,450) – –
Foreign Currency Contracts —
Morgan Stanley 98,555 – – 98,555
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 61,456 – – 61,456
Total $ 236,763 $ (20,749) $ – $ 216,014
FlexShares
®
International Quality
Dividend Defensive Index
Foreign Currency Contracts —
Citibank NA $ 2,903 $ – $ – $ 2,903
Foreign Currency Contracts —
Morgan Stanley 2,554 – – 2,554
Total $ 5,457 $ – $ – $ 5,457
FlexShares
®
International Quality
Dividend Dynamic Index
Foreign Currency Contracts —
Citibank NA $ 4,705 $ – $ – $ 4,705
Foreign Currency Contracts —
Goldman Sachs & Co. 807 – – 807
Foreign Currency Contracts —
Morgan Stanley 6,950 – – 6,950
Total $ 12,462 $ – $ – $ 12,462

FLEXSHARES ANNUAL REPORT 348
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Pledged Net Amount
FlexShares
®
Developed Markets ex-
US Quality Low Volatility Index
Foreign Currency Contracts —
Bank of New York Mellon (The) $ 775 $ – $ – $ 775
Foreign Currency Contracts —
BNP Paribas SA 223 (16) – 207
Foreign Currency Contracts —
Goldman Sachs & Co. 330 – – 330
Foreign Currency Contracts —
JPMorgan Chase Bank NA 1,107 (1,107) – –
Foreign Currency Contracts —
Morgan Stanley 9,402 (9,401) – 1
Total $ 11,837 $ (10,524) $ – $ 1,313
FlexShares
®
Emerging Markets
Quality Low Volatility Index
Foreign Currency Contracts —
Citibank NA $ 31 $ – $ – $ 31
Total $ 31 $ – $ – $ 31
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index
Foreign Currency Contracts —
Bank of Montreal $ 6,799 $ – $ – $ 6,799
Foreign Currency Contracts —
Citibank NA 61,274 (3,802) – 57,472
Foreign Currency Contracts —
Morgan Stanley 9,843 – – 9,843
Total $ 77,916 $ (3,802) $ – $ 74,114
FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index
Foreign Currency Contracts —
BNP Paribas SA $ 141 $ – $ – $ 141
Foreign Currency Contracts —
Citibank NA 57 (57) – –
Foreign Currency Contracts —
UBS AG 874 – – 874
Total $ 1,072 $ (57) $ – $ 1,015
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index
Foreign Currency Contracts —
Bank of New York Mellon (The) $ 1,400 $ – $ – $ 1,400
Foreign Currency Contracts —
UBS Securities LLC 9 – – 9
Total $ 1,409 $ – $ – $ 1,409
FlexShares
®
Morningstar Global
Upstream Natural Resources Index
Foreign Currency Contracts —
Bank of Montreal $ 434,135 $ (253,359) $ – $ 180,776

349 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The following tables indicate the location of derivative-
related items on the Statements of Assets and
Liabilities as well as the effect of derivative instruments
on the Statements of Operations during the reporting
period.
As of
October 31, 2024
, the volume of derivative
activities, which represents activities throughout the
period, was as follows:
Foreign Currency Contracts —
BNP Paribas SA $ 15,038 $ – $ – $ 15,038
Foreign Currency Contracts —
Citibank NA 5,158 (5,158) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 101,886 (101,886) – –
Foreign Currency Contracts —
Morgan Stanley 94,478 (94,479) – (1)
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 44,318 – – 44,318
Foreign Currency Contracts —
UBS AG 3,734 – – 3,734
Total $ 698,747 $ (454,882) $ – $ 243,865
FlexShares
®
Global Quality Real
Estate Index
Foreign Currency Contracts —
Bank of Montreal $ 10,770 $ (1,721) $ – $ 9,049
Foreign Currency Contracts —
JPMorgan Chase Bank NA 23,789 (478) – 23,311
Total $ 34,559 $ (2,199) $ – $ 32,360
FlexShares
®
International Quality
Dividend Index
Foreign Currency Contracts —
Bank of New York Mellon (The) $ 8,186 $ – $ – $ 8,186
Foreign Currency Contracts —
Citibank NA 299 (299) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 34,180 (20,450) – 13,730
Total $ 42,665 $ (20,749) $ – $ 21,916
FlexShares
®
International Quality
Dividend Dynamic Index
Foreign Currency Contracts —
Bank of New York Mellon (The) $ 1,612 $ – $ – $ 1,612
Total $ 1,612 $ – $ – $ 1,612
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® US Quality Low Volatility Index
Fund $(9,381)
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund (18,907)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund 21,349
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund (11,837)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Emerging Markets Quality Low
Volatility Index Fund 4,350
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Emerging Markets Quality Low
Volatility Index Fund (31)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Morningstar US Market Factor
Tilt Index Fund 76,164
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 84,161

FLEXSHARES ANNUAL REPORT 350
Notes to the Financial Statements (cont.)
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund (78,453)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 57,830
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund (77,916)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Morningstar Emerging Markets
Factor Tilt Index Fund 56,021
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Morningstar Emerging Markets
Factor Tilt Index Fund 8,966
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Morningstar Emerging Markets
Factor Tilt Index Fund (1,072)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® US Quality Large Cap Index
Fund 6,374
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® STOXX® US ESG Select
Index Fund 8,749
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® STOXX® Global ESG Select
Index Fund 2,582
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® STOXX® Global ESG Select
Index Fund (12,746)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® STOXX® Global ESG Select
Index Fund 17,299
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® ESG & Climate US Large Cap
Core Index Fund 5,592
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund (33,092)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund 16,729
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund (1,409)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund 499,580
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund (258,824)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund 758,170
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund (698,747)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® STOXX® Global Broad
Infrastructure Index Fund 205,867
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® STOXX® Global Broad
Infrastructure Index Fund (191,688)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Global Quality Real Estate
Index Fund 82,366
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Global Quality Real Estate
Index Fund (20,231)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Global Quality Real Estate
Index Fund 7,129
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Global Quality Real Estate
Index Fund (34,559)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts* FlexShares® Quality Dividend Index Fund 47,144
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Quality Dividend Defensive
Index Fund 13,743
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® International Quality Dividend
Index Fund 72,980
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® International Quality Dividend
Index Fund (353,072)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Index Fund 236,763

351 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Index Fund (42,665)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® International Quality Dividend
Defensive Index Fund 2,108
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® International Quality Dividend
Defensive Index Fund (8,131)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Defensive Index Fund 5,457
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® International Quality Dividend
Dynamic Index Fund 2,445
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® International Quality Dividend
Dynamic Index Fund (24,693)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Dynamic Index Fund 12,462
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Dynamic Index Fund (1,612)
Interest Rate Futures Contracts Liabilities — Unrealized depreciation on futures contracts* FlexShares® Core Select Bond Fund (117,942)
* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® US Quality Low Volatility
Index Fund $177,799 $(11,346)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund 131,101 60,369
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund (7,734) 457
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Emerging Markets Quality
Low Volatility Index Fund 13,584 16,887
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Emerging Markets Quality
Low Volatility Index Fund 108 (31)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar US Market
Factor Tilt Index Fund 2,677,773 806,770
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 990,820 335,473
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 12,970 9,805

FLEXSHARES ANNUAL REPORT 352
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Emerging
Markets Factor Tilt Index Fund 59,024 107,813
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Emerging
Markets Factor Tilt Index Fund 51,210 2,056
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® US Quality Large Cap Index
Fund 298,565 71,945
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® US ESG Select
Index Fund 425,238 124,867
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® Global ESG Select
Index Fund 296,331 79,945
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® STOXX® Global ESG Select
Index Fund 6,905 9,543
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® ESG & Climate US Large
Cap Core Index Fund 124,851 23,313
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund 95,995 (11,598)
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund (7,711) 12,122
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Global
Upstream Natural Resources Index Fund 6,377,448 1,978,864
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Global
Upstream Natural Resources Index Fund (282,971) 81,423
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® Global Broad
Infrastructure Index Fund 2,638,132 934,201
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® STOXX® Global Broad
Infrastructure Index Fund 137,063 (64,026)

353 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Global Quality Real Estate
Index Fund 658,157 301,162
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Global Quality Real Estate
Index Fund (13,152) (24,632)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares® Quality Dividend Index Fund 1,724,570 102,251
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Quality Dividend Defensive
Index Fund 527,964 84,326
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® International Quality
Dividend Index Fund 1,057,493 225,079
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® International Quality
Dividend Index Fund (5,991) 117,108
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® International Quality
Dividend Defensive Index Fund 80,066 68,463
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® International Quality
Dividend Defensive Index Fund 2,926 5,457
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® International Quality
Dividend Dynamic Index Fund 137,458 40,497
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® International Quality
Dividend Dynamic Index Fund 3,595 6,893
Interest Rate Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares® Core Select Bond Fund (25,553) (80,693)

FLEXSHARES ANNUAL REPORT 354
Notes to the Financial Statements (cont.)
    Foreign Exchange
Contracts                                 Equity Contracts                                          Interest Rate Futures
Fund
Number
of
Trades
Average
Notional
Amount
Number
of
Trades
Long
Average
Notional
Amount
Long
Number
of Trades
Short
Average
Notional
Balance
Short
Number
of Trades
Long
Average
Notional
Balance
Long
Number
of Trades
Short
Average
Notional
Balance
Short
FlexShares
®
US Quality
Low Volatility Index Fund – $– 101 $71,189 4 $22,946 – $– – $–
FlexShares
®
Developed
Markets ex-US Quality Low
Volatility Index Fund 236 34,411 53 114,807 – – – – – –
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund 19 21,361 24 52,783 – – – – – –
FlexShares
®
Morningstar
US Market Factor Tilt Index
Fund – – 464 203,338 – – – – – –
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund 77 169,348 539 91,942 – – – – – –
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund 149 77,506 334 53,273 – – – – – –
FlexShares
®
US Quality
Large Cap Index Fund – – 348 36,329 – – – – – –
FlexShares
®
STOXX® US
ESG Select Index Fund – – 123 97,567 2 27,562 – – – –
FlexShares
®
STOXX®
Global ESG Select Index
Fund 45 83,234 80 132,553 – – – – – –
FlexShares
®
ESG & Climate
US Large Cap Core Index
Fund – – 159 26,351 – – – – – –
FlexShares
®
ESG & Climate
Developed Markets ex-
US Core Index Fund 214 20,308 51 112,775 – – – – – –
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund 456 853,333 3,802 119,734 – – – – – –
FlexShares
®
STOXX®
Global Broad Infrastructure
Index Fund 41 434,300 1,038 158,830 – – – – – –
FlexShares
®
Global Quality
Real Estate Index Fund 89 56,501 224 172,489 – – – – – –
FlexShares
®
Quality
Dividend Index Fund – – 365 269,901 – – – – – –
FlexShares
®
Quality
Dividend Defensive Index
Fund – – 96 238,057 – – – – – –
FlexShares
®
International
Quality Dividend Index Fund 231 266,009 951 83,683 – – – – – –
FlexShares
®
International
Quality Dividend Defensive
Index Fund 93 32,000 53 73,660 – – – – – –
FlexShares
®
International
Quality Dividend Dynamic
Index Fund 109 42,238 110 81,615 – – – – – –
FlexShares
®
Core Select
Bond Fund – – – – – – 304 205,596 30 113,576

355 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Taxes and Distributions
Each Fund has qualified and intends to continue to
qualify as a regulated investment company by comply-
ing with the requirements under Subchapter M of the
Internal Revenue Code of 1986, as amended, which
includes distributing substantially all of its net invest-
ment income and net capital gains to shareholders.
Accordingly, no provision for federal and state income
taxes is required in the financial statements.
As of October 31, 2024, management of the Funds has
reviewed all open tax years and major jurisdictions and
concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax
positions taken or expected to be taken in future tax
returns. The Funds are also not aware of any tax po-
sitions for which it is reasonably possible that the total
amounts of unrecognized tax benefits will significantly
change in the next 12 months. On an ongoing basis
management will monitor the tax positions taken to
determine if adjustment to conclusions are necessary
based on factors including but not limited to further
implementation on guidance expected from FASB and
on-going analysis of tax law, regulation, and interpreta-
tions thereof.
Dividends from net investment income, including any
net foreign currency gains, are generally declared and
paid by each Fund according to the following schedule:
Distribution of net realized securities gains, if any,
generally are distributed at least annually. The Trust
reserves the right to declare special distributions if,
in its reasonable discretion, such action is necessary
or advisable to improve tracking error, to preserve its
status as a regulated investment company or to avoid
imposition of income or excise taxes on undistributed
income or realized gains. Tracking error is a measure-
ment of how much the return on a portfolio deviates
from the return on its benchmark index.
Dividends and securities gains distributions are dis-
tributed in U.S. dollars and cannot be automatically
reinvested in additional shares of the Funds. The
Fund
Declared And
Paid Monthly
Declared
And Paid
Quarterly
FlexShares
®
US Quality Low Volatility Index Fund
x
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
x
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
x
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
x
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
x
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
x
FlexShares
®
US Quality Large Cap Index Fund
x
FlexShares
®
STOXX® US ESG Select Index Fund
x
FlexShares
®
STOXX® Global ESG Select Index Fund
x
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
x
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
x
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
x
FlexShares
®
STOXX® Global Broad Infrastructure Index Fund
x
FlexShares
®
Global Quality Real Estate Index Fund
x
FlexShares
®
Real Assets Allocation Index Fund
x
FlexShares
®
Quality Dividend Index Fund
x
FlexShares
®
Quality Dividend Defensive Index Fund
x
FlexShares
®
International Quality Dividend Index Fund
x
FlexShares
®
International Quality Dividend Defensive Index Fund
x
FlexShares
®
International Quality Dividend Dynamic Index Fund
x
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
x
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
x
FlexShares
®
Disciplined Duration MBS Index Fund
x
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
x
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
x
FlexShares
®
High Yield Value-Scored Bond Index Fund
x
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
x
FlexShares
®
Ultra-Short Income Fund
x
FlexShares
®
Core Select Bond Fund
x

FLEXSHARES ANNUAL REPORT 356
Notes to the Financial Statements (cont.)
amount of distributions from net investment income
and net realized gains are determined in accordance
with federal income tax regulations, which may differ
from GAAP. These “book/tax” differences are either
considered temporary or permanent in nature. To the
extent these differences are permanent in nature, such
amounts are reclassified within the composition of net
assets based on their federal tax-basis treatment. The
Funds may utilize equalization accounting for tax pur-
poses and designate earnings and profits, including net
realized gains distributed to shareholders on redemp-
tion of shares, as a part of the dividends paid deduc-
tion for income tax purposes. The Funds’ tax year end
is October 31st and the tax character of current year
distributions and current components of accumulated
earnings (deficit) will be determined at the end of the
current tax year.
Temporary differences are generally due to different
book and tax treatments for the timing of the recogni-
tion of gains and losses on certain investment trans-
actions, mark to market of forward foreign currency
contracts, mark to market of futures contracts, mark
to market of passive foreign investment companies
(“PFICs”), non-taxable special dividends, wash sale
loss deferrals and capital loss carryforward.
Permanent differences, primarily due to gain (loss) on
in-kind redemptions, paydown loss reclassification, for-
eign currency gains and losses, forward foreign curren-
cy gains and losses, PFICs gains and losses, non-tax-
able special dividends, investments in partnerships,
taxable over-distributions, foreign capital gains tax
reclassification, perpetual bonds and equalization as of
October 31, 2024 (the Funds’ tax year end), among the
Funds’ components of net assets are as follows:
Fund
Accumulated
undistributed
net investment
income (loss)
Accumulated
net realized
gain (loss) on
investments Paid in capital
FlexShares
®
US Quality Low Volatility Index Fund
$ (37,651) $ (31,826,949) $ 31,864,600
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
94,748 (3,854,615) 3,759,867
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
(28,823) 19,164 9,659
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
(1,042,970) (99,413,470) 100,456,440
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
1,538,113 (26,832,396) 25,294,283
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
1,059,296 (1,296,680) 237,384
FlexShares
®
US Quality Large Cap Index Fund
5,896 (13,451,663) 13,445,767
FlexShares
®
STOXX® US ESG Select Index Fund
(3,986) (29,288,409) 29,292,395
FlexShares
®
STOXX® Global ESG Select Index Fund
207,354 (24,864,070) 24,656,716
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
(374) (2,852,452) 2,852,826
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
17,680 (17,680) —
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
598,073 (478,746,899) 478,148,826
FlexShares
®
STOXX® Global Broad Infrastructure Index Fund
(60,066) (29,699,124) 29,759,190
FlexShares
®
Global Quality Real Estate Index Fund
227,036 (1,315,818) 1,088,782
FlexShares
®
Real Assets Allocation Index Fund
(1,481) 1,194,662 (1,193,181)
FlexShares
®
Quality Dividend Index Fund
(56,823) (181,433,539) 181,490,362
FlexShares
®
Quality Dividend Defensive Index Fund
(54,630) (37,470,688) 37,525,318
FlexShares
®
International Quality Dividend Index Fund
12,125,655 (26,096,425) 13,970,770
FlexShares
®
International Quality Dividend Defensive Index Fund
485,399 (1,045,679) 560,280
FlexShares
®
International Quality Dividend Dynamic Index Fund
1,493,997 (2,763,405) 1,269,408
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
— 2,694,407 (2,694,407)
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
— 2,015,047 (2,015,047)
FlexShares
®
Disciplined Duration MBS Index Fund
311,050 (311,050) —
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
69,208 (1,223,822) 1,154,614
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
1,240 (22,640) 21,400
FlexShares
®
High Yield Value-Scored Bond Index Fund
108,086 (13,068,626) 12,960,540
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
8,425 (8,425) —
FlexShares
®
Ultra-Short Income Fund
51,218 (59,112) 7,894
FlexShares
®
Core Select Bond Fund
2,171 145,680 (147,851)

357 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The tax character of distributions paid for the tax period ended October 31, 2024, and October 31, 2023, were as follows:
Year Ended October 31, 2024 Year Ended October 31, 2023
Fund
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
FlexShares
®
US
Quality Low Volatility
Index Fund
$ 2,905,706 $ — $ — $ 2,905,706 $ 3,156,833 $ — $ — $ 3,156,833
FlexShares
®
Developed Markets
ex-US Quality Low
Volatility Index Fund
1,713,324 — — 1,713,324 2,014,225 — — 2,014,225
FlexShares
®
Emerging Markets
Quality Low Volatility
Index Fund
177,236 — — 177,236 436,593 — — 436,593
FlexShares
®
Morningstar US
Market Factor Tilt
Index Fund
22,568,102 — — 22,568,102 21,821,054 — — 21,821,054
FlexShares
®
Morningstar
Developed Markets
ex-US Factor Tilt
Index Fund
17,837,359 — — 17,837,359 13,198,440 — — 13,198,440
FlexShares
®
Morningstar Emerging
Markets Factor Tilt
Index Fund
7,167,368 — — 7,167,368 7,099,686 — — 7,099,686
FlexShares
®
US
Quality Large Cap
Index Fund
2,312,763 — — 2,312,763 1,897,433 — — 1,897,433
FlexShares
®
STOXX®
US ESG Select Index
Fund
2,244,471 — — 2,244,471 2,147,796 — — 2,147,796
FlexShares
®
STOXX®
Global ESG Select
Index Fund
3,017,204 — — 3,017,204 2,604,964 — — 2,604,964
FlexShares
®
ESG &
Climate US Large
Cap Core Index Fund
672,843 — — 672,843 460,917 — — 460,917
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
1,430,345 — — 1,430,345 958,970 — — 958,970
FlexShares
®
Morningstar Global
Upstream Natural
Resources Index
Fund
212,052,958 — — 212,052,958 217,789,649 — — 217,789,649
FlexShares
®
STOXX®
Global Broad
Infrastructure Index
Fund
58,385,424 — — 58,385,424 54,907,766 — — 54,907,766
FlexShares
®
Global
Quality Real Estate
Index Fund
8,255,496 — — 8,255,496 8,872,134 — — 8,872,134
FlexShares
®
Real
Assets Allocation
Index Fund
325,181 — — 325,181 512,404 — — 512,404

FLEXSHARES ANNUAL REPORT 358
Notes to the Financial Statements (cont.)
Year Ended October 31, 2024 Year Ended October 31, 2023
Fund
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
FlexShares
®
Quality
Dividend Index Fund
$ 35,466,391 $ — $ — $ 35,466,391 $ 36,041,105 $ — $ — $ 36,041,105
FlexShares
®
Quality
Dividend Defensive
Index Fund
7,574,384 — — 7,574,384 7,830,976 — — 7,830,976
FlexShares
®
International Quality
Dividend Index Fund
28,104,138 — — 28,104,138 25,465,739 — — 25,465,739
FlexShares
®
International Quality
Dividend Defensive
Index Fund
951,804 — — 951,804 1,463,869 — — 1,463,869
FlexShares
®
International Quality
Dividend Dynamic
Index Fund
3,841,529 — — 3,841,529 4,043,930 — — 4,043,930
FlexShares
®
iBoxx
3-Year Target
Duration TIPS Index
Fund
75,178,977 — — 75,178,977 70,475,144 — — 70,475,144
FlexShares
®
iBoxx
5-Year Target
Duration TIPS Index
Fund
31,460,939 — — 31,460,939 25,865,870 — — 25,865,870
FlexShares
®
Disciplined Duration
MBS Index Fund
2,849,089 — — 2,849,089 2,711,658 — — 2,711,658
FlexShares
®
Credit-
Scored US Corporate
Bond Index Fund
17,529,058 — — 17,529,058 8,908,201 — — 8,908,201
FlexShares
®
Credit-
Scored US Long
Corporate Bond Index
Fund
1,908,246 — — 1,908,246 1,709,535 — — 1,709,535
FlexShares
®
High
Yield Value-Scored
Bond Index Fund
118,779,804 — — 118,779,804 93,229,360 — — 93,229,360
FlexShares
®
ESG &
Climate Investment
Grade Corporate
Core Index Fund
1,728,547 — — 1,728,547 1,318,208 — — 1,318,208
FlexShares
®
Ultra-
Short Income Fund
59,364,587 — — 59,364,587 38,566,601 — — 38,566,601
FlexShares
®
Core
Select Bond Fund
6,336,750 — — 6,336,750 5,547,838 — — 5,547,838

359 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Capital loss carry forwards will retain their character as
either short-term or long-term capital losses rather than
being considered all short-term as permitted under
previous law and may be carried forward indefinitely to
offset future gains.
For the tax year ended October 31, 2024, the following
Funds had available post-enactment capital loss carry-
forwards to offset future net capital gains to the extent
provided by regulations:
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains
Accumulated
Capital and Other
Losses
Unrealized
Appreciated/
(Depreciated)
FlexShares
®
US Quality Low Volatility Index Fund
$ 282,288 $ – $ (9,970,034) $ 21,400,703
FlexShares
®
Developed Markets ex-US Quality Low
Volatility Index Fund
176,298 – (4,374,803) 3,868,242
FlexShares
®
Emerging Markets Quality Low Volatility
Index Fund
220,026 – (1,104,482) 1,365,375
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund
2,197,978 – (35,752,282) 806,417,680
FlexShares
®
Morningstar Developed Markets ex-US
Factor Tilt Index Fund
5,383,684 – (132,526,504) 85,408,855
FlexShares
®
Morningstar Emerging Markets Factor
Tilt Index Fund
6,955,449 – (75,848,894) 39,001,830
FlexShares
®
US Quality Large Cap Index Fund
506,488 – (8,648,230) 55,547,168
FlexShares
®
STOXX® US ESG Select Index Fund
216,471 – (7,859,650) 30,281,342
FlexShares
®
STOXX® Global ESG Select Index Fund
384,597 – (3,657,989) 35,594,412
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund
96,897 – (1,082,518) 11,225,938
FlexShares
®
ESG & Climate Developed Markets ex-
US Core Index Fund
184,382 – (2,271,327) 6,417,749
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund
17,061,993 – (1,278,851,522) 185,748,833
FlexShares
®
STOXX® Global Broad Infrastructure
Index Fund
24,409,483 – (251,079,835) 241,203,043
FlexShares
®
Global Quality Real Estate Index Fund
5,810,406 – (73,795,835) 29,652,289
FlexShares
®
Real Assets Allocation Index Fund
492 – (1,221,868) (222,995)
FlexShares
®
Quality Dividend Index Fund
5,422,784 – (176,763,582) 429,185,004
FlexShares
®
Quality Dividend Defensive Index Fund
1,039,504 – (39,381,096) 87,170,959
FlexShares
®
International Quality Dividend Index
Fund
19,896,654 – (192,579,020) 45,572,573
FlexShares
®
International Quality Dividend Defensive
Index Fund
816,714 – (28,482,740) 669,217
FlexShares
®
International Quality Dividend Dynamic
Index Fund
2,425,694 – (22,813,765) 4,143,492
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index
Fund
3,714,379 – (185,382,837) (11,973,987)
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index
Fund
1,385,215 – (55,185,298) (26,755,721)
FlexShares
®
Disciplined Duration MBS Index Fund
561,691 – (14,836,641) (4,577,065)
FlexShares
®
Credit-Scored US Corporate Bond Index
Fund
1,917,912 – (27,729,492) 1,884,424
FlexShares
®
Credit-Scored US Long Corporate Bond
Index Fund
207,458 – (13,734,317) (941,307)
FlexShares
®
High Yield Value-Scored Bond Index
Fund
9,644,012 – (164,977,504) 9,302,908
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund
181,386 – (8,233,868) (1,196,180)
FlexShares
®
Ultra-Short Income Fund
5,439,368 – (670,280) 1,939,118
FlexShares
®
Core Select Bond Fund
– – (17,983,567) (6,234,380)

FLEXSHARES ANNUAL REPORT 360
Notes to the Financial Statements (cont.)
During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards to offset net capital gains:
Fund Short-Term Long-Term Total
FlexShares
®
US Quality Low Volatility Index Fund
$ 6,769,499 $ 3,200,535 $ 9,970,034
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index
Fund
3,085,035 1,289,768 4,374,803
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
507,307 597,175 1,104,482
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
31,358,299 4,393,983 35,752,282
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index
Fund
28,219,686 104,306,818 132,526,504
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
23,581,688 52,267,206 75,848,894
FlexShares
®
US Quality Large Cap Index Fund
3,724,032 4,924,198 8,648,230
FlexShares
®
STOXX® US ESG Select Index Fund
6,491,639 1,368,011 7,859,650
FlexShares
®
STOXX® Global ESG Select Index Fund
3,657,989 — 3,657,989
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
149,946 932,572 1,082,518
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund
1,577,102 694,225 2,271,327
FlexShares
®
Morningstar Global Upstream Natural Resources Index
Fund
418,939,167 859,912,355 1,278,851,522
FlexShares
®
STOXX® Global Broad Infrastructure Index Fund
59,694,685 191,385,150 251,079,835
FlexShares
®
Global Quality Real Estate Index Fund
47,691,032 26,104,803 73,795,835
FlexShares
®
Real Assets Allocation Index Fund
108,237 1,113,631 1,221,868
FlexShares
®
Quality Dividend Index Fund
110,045,100 66,718,482 176,763,582
FlexShares
®
Quality Dividend Defensive Index Fund
29,210,102 10,170,993 39,381,095
FlexShares
®
International Quality Dividend Index Fund
122,443,703 70,135,317 192,579,020
FlexShares
®
International Quality Dividend Defensive Index Fund
17,974,237 10,508,503 28,482,740
FlexShares
®
International Quality Dividend Dynamic Index Fund
14,897,053 7,916,712 22,813,765
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
120,301,450 65,081,387 185,382,837
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
19,514,804 35,670,494 55,185,298
FlexShares
®
Disciplined Duration MBS Index Fund
7,882,182 6,954,459 14,836,641
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
6,778,969 20,950,523 27,729,492
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
2,766,926 10,967,391 13,734,317
FlexShares
®
High Yield Value-Scored Bond Index Fund
89,122,738 75,854,766 164,977,504
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index
Fund
5,551,442 2,682,426 8,233,868
FlexShares
®
Ultra-Short Income Fund
459,820 210,460 670,280
FlexShares
®
Core Select Bond Fund
4,669,906 13,313,661 17,983,567
Fund
Capital Loss
Utilized
FlexShares
®
US Quality Low Volatility Index Fund
$ 915,005
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
775,369
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
277,822
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
11,981,992
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
726,402
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
2,425,539
FlexShares
®
STOXX® US ESG Select Index Fund
664,997
FlexShares
®
STOXX® Global ESG Select Index Fund
4,266,436
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
140,204
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
43,082
FlexShares
®
STOXX® Global Broad Infrastructure Index Fund
3,489,768
FlexShares
®
Real Assets Allocation Index Fund
142
FlexShares
®
Quality Dividend Defensive Index Fund
1,190,003
FlexShares
®
International Quality Dividend Index Fund
4,312,097
FlexShares
®
International Quality Dividend Defensive Index Fund
704,066
FlexShares
®
International Quality Dividend Dynamic Index Fund
1,542,956
FlexShares
®
Disciplined Duration MBS Index Fund
84,434
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
1,444,326
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
452,286
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
93,071

361 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The FlexShares
®
US Quality Low Volatility Index Fund,
FlexShares
®
Developed Markets ex-US Quality Low
Volatility Index Fund, FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund, FlexShares
®
Morn-
ingstar US Market Factor Tilt Index Fund, FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt
Index Fund, FlexShares
®
Morningstar Emerging Mar-
kets Factor Tilt Index Fund, FlexShares
®
US Quality
Large Cap Index Fund, FlexShares
®
STOXX
®
Global
ESG Select Index Fund, FlexShares
®
ESG & Climate
US Large Cap Core Index Fund, FlexShares
®
ESG &
Climate Developed Markets ex-US Core Index Fund,
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund, FlexShares
®
STOXX
®
Global
Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
Quality Dividend
Defensive Index Fund, FlexShares
®
International
Quality Dividend Index Fund, FlexShares
®
International
Quality Dividend Defensive Index Fund, FlexShares
®
International Quality Dividend Dynamic Index Fund,
FlexShares
®
High Yield Value-Scored Bond Index Fund
and the FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund may be subject to foreign
withholding taxes with respect to dividends or interest
received from sources in foreign countries. If, at the
close of the taxable year, more than 50% in value of a
Fund’s assets consists of stock or securities in foreign
corporations the Fund will be eligible to make an elec-
tion to treat a proportionate amount of those taxes as
constituting a distribution to each shareholder, which
would allow all shareholders to either (1) credit that
proportionate amount of taxes against U.S. Federal
income tax liability as a foreign tax credit or (2) take
that amount as an itemized deduction. If a Fund is not
eligible to make this election or is eligible but does not
make the election, it will be entitled to deduct such tax-
es in computing the amounts it is required to distribute.
3. Investment Transactions and Related
Income and Expenses
Throughout the reporting period, investment transac-
tions are accounted for no later than one business day
following the trade date. For financial reporting pur-
poses, investment transactions are accounted for on
the trade date on the last business day of the reporting
period.
Interest income is recognized on an accrual basis.
Bond discount is accreted and premium is amortized
using the effective yield method. Dividend income is
recorded on the ex-dividend date, or as soon as infor-
mation is available. Gains or losses realized on sales
of securities are determined using the specific identifi-
cation method by comparing the identified cost of the
security lot sold with the net sales proceeds.
Each Fund except the FlexShares
®
iBoxx 3-Year Target
Duration TIPs Index Fund, and the FlexShares
®
iBoxx
5-Year Target Duration TIPs Index Fund may hold the
securities of real estate investment trusts (“REITs”).
Distributions from such investments may be comprised
of return of capital, capital gains and income. The actu-
al character of amounts received during the year is not
known until after the REIT’s fiscal year end. The Fund
records the character of distributions received from
REITs during the year based on estimates available.
The characterization of distributions received by the
Fund may be subsequently revised based on informa-
tion received from the REITs after their tax reporting
periods concluded.
All foreign taxes are recorded in accordance with the
applicable foreign tax regulations and rates that exist
in the foreign markets in which a Fund invests. These
foreign taxes, if any, are paid by the Funds and dis-
closed in the Statements of Operations. Foreign taxes
payable, if any, are reflected in the Funds’ Statements
of Assets and Liabilities.
Expenses directly attributable to a Fund are charged
to that Fund, while expenses which are attributable to
more than one Fund are allocated among the respec-
tive Funds based upon relative net assets or another
reasonable basis.
4. Investment Advisory Fees
NTI serves as the Investment Adviser of the Funds
pursuant to the Investment Advisory Agreement. The
Investment Adviser is responsible for making invest-
ment decisions for the Funds and for placing purchase
Fund
Capital Loss
Utilized
FlexShares
®
Ultra-Short Income Fund
372,818
FlexShares
®
Core Select Bond Fund
150,497

FLEXSHARES ANNUAL REPORT 362
Notes to the Financial Statements (cont.)
and sale orders for portfolio securities, subject to the
general supervision of the Board.
As compensation for its advisory services and assump-
tion of certain Fund expenses, NTI is entitled to a uni-
tary management fee (“Management Fee”), computed
daily and payable monthly, at the annual rates set forth
in the table below (expressed as a percentage of each
Fund’s respective average daily net assets).
From the Management Fee, NTI pays most of the ex-
penses of the Fund, including the cost of transfer agen-
cy, custody, fund administration, legal, audit and other
services (“Covered Expenses”). Covered Expenses do
not include the following fees under the Investment Ad-
visory Agreement: its advisory fees payable under the
Advisory Agreement, distribution fees and expenses
paid by the Trust under any distribution plan adopted
pursuant to Rule 12b-1, interest expenses, brokerage
commissions and other trading expenses, fees and
expenses of the independent trustees and their inde-
pendent legal counsel, taxes and other extraordinary
costs such as (i) dividend expenses on short sales; (ii)
non-routine items, including litigation expenses and
proxy expenses; and (iii) expenses that the Fund has
incurred but did not actually pay due to an expense
offset agreement, if applicable.
The Management Fee rate payable by each Fund is
set forth in the following table:
The Investment Adviser has contractually agreed until
March 1, 2025 to reimburse a portion of the operating
expenses of each Fund (other than Rule 12b-1 fees,
tax expenses, extraordinary expenses, and acquired
fund fees and expenses (“AFFE”) so the “Total Annual
Fund Operating Expenses After Expense Reimburse-
ment” do not exceed the Fund’s Management Fee
plus (+) 0.0049%. In the case of the FlexShares
®
Real
Assets Allocation Index Fund, the Investment Adviser
has contractually agreed until March 1, 2025 to waive
Management Fees or reimburse certain expenses in
an amount equal to the AFFE attributable to the Fund’s
Fund
Unitary
Management
Fee
FlexShares
®
US Quality Low Volatility Index Fund 0.17%
*
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund 0.32%
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 0.40%
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 0.25%
FlexShares
®
Morningstar Developed Markets ex-
US Factor Tilt Index Fund 0.39%
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 0.57%
**
FlexShares
®
US Quality Large Cap Index Fund 0.25%
FlexShares
®
STOXX® US ESG Select Index Fund 0.32%
FlexShares
®
STOXX® Global ESG Select Index
Fund 0.42%
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund 0.09%
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 0.12%
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund 0.46%
Fund
Unitary
Management
Fee
FlexShares
®
STOXX® Global Broad Infrastructure
Index Fund 0.47%
FlexShares
®
Global Quality Real Estate Index
Fund 0.45%
FlexShares
®
Real Assets Allocation Index Fund 0.49%
FlexShares
®
Quality Dividend Index Fund 0.37%
FlexShares
®
Quality Dividend Defensive Index
Fund 0.37%
FlexShares
®
International Quality Dividend Index
Fund 0.47%
FlexShares
®
International Quality Dividend
Defensive Index Fund 0.47%
FlexShares
®
International Quality Dividend
Dynamic Index Fund 0.47%
FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund 0.18%
FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund 0.18%
FlexShares
®
Disciplined Duration MBS Index Fund 0.20%
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 0.15%
***
FlexShares
®
Credit-Scored US Long Corporate
Bond Index Fund 0.15%
****
FlexShares
®
High Yield Value-Scored Bond Index
Fund 0.37%
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 0.12%
FlexShares
®
Ultra-Short Income Fund 0.25%
FlexShares
®
Core Select Bond Fund 0.35%
* Prior to January 1, 2024, the investment advisory fee
from FlexShares® US Quality Low Volatility Index Fund
was 0.22%.
** Prior to January 1, 2024, the investment advisory fee
from FlexShares® Morningstar Emerging Markets Factor
Tilt Index Fund was 0.59%.
*** Prior to January 1, 2024, the investment advisory fee
from FlexShares® Credit-Scored US Corporate Bond
Index Fund was 0.22%.
**** Prior to January 1, 2024, the investment advisory fee
from FlexShares® Credit-Scored US Long Corporate
Bond Index Fund was 0.22%.

363 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
investments in its Underlying Funds. After these dates,
the contractual arrangements will continue automat-
ically thereafter for periods of one year (each such
one-year period, a “Renewal Year”). The contractual
arrangements may be terminated, with respect to a
Fund, as to any succeeding Renewal Year, by NTI or
the Fund upon 60 days’ written notice prior to the end
of the current Renewal Year. The Board may terminate
the arrangements at any time with respect to a Fund if
it determines that it is in the best interest of the Fund
and its shareholders. In the case of the FlexShares
®
Core Select Bond Fund, the Investment Adviser has
contractually agreed until March 1, 2025 to waive
Management Fees or reimburse certain expenses in
an amount equal to the sum of (a) any AFFE incurred
by the Fund that are attributable to the Fund’s invest-
ment in Underlying Funds managed by NTI or an
investment adviser controlling, controlled by, or under
common control with NTI (“Affiliated Funds”); and (b)
0.05% or such lesser amount in AFFE incurred by the
Fund that are attributable to the Fund’s investment in
Underlying Funds that are not Affiliated Funds. AFFE
are expenses incurred indirectly by the Fund through
its ownership of shares in other investment companies.
Because AFFE are not direct expenses of a Fund, they
are not reflected on a Fund’s financial statements. After
these dates, the contractual expense reimbursement
agreements continue automatically for periods of one
year unless terminated, as to any succeeding renewal
year, by either party upon 60 days’ written notice prior
to the end of the current term. The Board may termi-
nate the contractual expense reimbursement agree-
ments discussed above with respect to any Fund at
any time if it determines that it is in the best interest of a Fund and its shareholders. These expenses and the
reimbursements are shown as “Investment advisory
fees reimbursed” on the Statements of Operations.
The Investment Adviser may voluntarily waive or reim-
burse additional management fees or expenses. Any
such additional voluntary expense reimbursement or
fee waiver could be implemented, increased or de-
creased, or discontinued at any time. Amounts waived
or reimbursed by the Investment Adviser pursuant to
voluntary or contractual agreements discussed above
may not be recouped by the Investment Adviser. These
waivers and/or reimbursements are shown as “Invest-
ment advisory fees reimbursed” on the Statements
of Operations. For the year ended October 31, 2024,
the Investment Adviser voluntarily reimbursed addi-
tional management fees for FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund,
and FlexShares
®
High Yield Value-Scored Bond Index
Fund. The amounts of the voluntary reimbursements
are $7,847, $1,056 and $68,563, respectively.
The Investment Adviser discontinued voluntarily reim-
bursing FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund and FlexShares
®
Credit-Scored
US Long Corporate Bond Index Fund on January 1,
2024, and FlexShares
®
High Yield Value-Scored Bond
Index Fund on February 1, 2024.
5. Administration Fees
Per terms of agreements JPMorgan Chase Bank, N.A.
(the “Administrator”) serves as administrator of the
Funds. The Administrator provides certain adminis-
trative services to the Funds. For these services, the
Administrator is entitled to certain fees and reasonable
out-of-pocket expenses. These fees and expenses are
Covered Expenses as defined above.
6. Custodian Fees
JPMorgan Chase Bank, N.A. (the “Custodian”) acts as
custodian for the Funds in accordance with a Glob-
al Custody Agreement. The Custodian holds cash,
securities and other assets of the Funds as required by
the 1940 Act. As compensation for the services ren-
dered under the agreement, the Custodian is entitled
to fees and reasonable out-of-pocket expenses. These
fees and expenses are Covered Expenses as defined
above.
7. Trustees Fees
The Trust compensates each Trustee who is not an
officer, director or employee of Northern Trust Corpo-
ration, or its subsidiaries, for his or her services as a
Trustee of the Trust and as a member of Board com-
mittees.
The Trust has adopted a deferred compensation plan
(the “DC Plan”) for its Trustees who are not officers
of Northern Trust or NTI. Under the DC Plan, Inde-
pendent Trustees may elect to defer all or a portion of
their compensation. The amount deferred is adjusted
periodically based upon the performance of the invest-
ment options selected by the Trustees. The investment
options currently available under the DC Plan are the

FLEXSHARES ANNUAL REPORT 364
Notes to the Financial Statements (cont.)
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund, FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund, FlexShares
®
STOXX
®
US ESG
Select Index Fund, FlexShares
®
Morningstar Global
Upstream Natural Resources Index Fund, FlexShares
®
Global Quality Real Estate Index Fund, FlexShares
®
Quality Dividend Index Fund, FlexShares
®
iBoxx 5-Year
Target Duration TIPS Index Fund, and the FlexShares
®
Ultra-Short Income Fund. Expenses related to the DC
Plan are stated on the Statements of Operations.
8. Distribution and Service Plan
ACA Foreside, formerly known as Foreside Fund
Services, LLC (the “Distributor”) serves as the Funds’
distributor and distributes Creation Units (as described
in Note 9) for each Fund on an agency basis. The
Distributor does not receive a fee from the Funds for its
distribution services. However, it receives compensa-
tion from NTI for its services as distributor pursuant to
a separate letter agreement between it and NTI.
The Trust has adopted a Distribution and Service Plan
(“the Plan”) pursuant to Rule 12b-1 under the 1940 Act.
Payments to financial intermediaries under the Plan
are tied directly to their own out-of-pocket expenses.
The Plan has not been implemented with respect to
the Funds. The Plan may not be implemented without
further Board approval. The maximum distribution fee
is 0.25% of each Fund’s respective average daily net
assets under the Plan. The Funds did not pay any 12b-
1 fees during the fiscal year.
9. Issuance and Redemption of Fund
Shares
Each Fund only issues and redeems shares to Au-
thorized Participants in exchange for the deposit or
delivery of a basket of assets (securities and/or cash),
in large blocks known as Creation Units, each of which
is comprised of a specified number of shares.
Retail investors may only purchase and sell fund
shares in the secondary market through a broker-deal-
er and such transactions may be subject to customary
commission and fee rates imposed by the broker-deal-
er.
Authorized Participants may pay transaction fees to
offset transfer and other transaction costs associated
with the issuance and redemption of Creation Units.
The transaction fees are paid directly to the Fund and
used to offset Fund custody fees. Certain fees or costs
associated with Creation Unit purchases may be paid
by NTI in certain circumstances. In addition, the Trust
may from time to time waive the standard transaction
fee. The net custody fees charged to the Fund are
paid for by the Investment Adviser through the Fund’s
Unitary Fee. Transaction fees remaining in the Funds
were as follows:
Fund
As of October
31, 2024
As of October
31, 2023
FlexShares
®
US Quality Low
Volatility Index Fund
$ 1,750 $ 2,100
FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund
— 4,000
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
6,000 6,000
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
27,000 27,000
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
— 50,000
FlexShares
®
US Quality Large
Cap Index Fund
9,500 3,000
FlexShares
®
STOXX® US ESG
Select Index Fund
2,450 700
FlexShares
®
STOXX® Global
ESG Select Index Fund
15,000 —
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
1,000 —
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
— 4,500
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
49,500 1,500
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
22,000 12,000
FlexShares
®
Global Quality Real
Estate Index Fund
16,000 4,000
FlexShares
®
Quality Dividend
Index Fund
4,200 4,950
FlexShares
®
Quality Dividend
Defensive Index Fund
1,750 2,500
FlexShares
®
International Quality
Dividend Index Fund
17,500 12,000
FlexShares
®
International Quality
Dividend Dynamic Index Fund
— 3,500
FlexShares
®
Disciplined Duration
MBS Index Fund
4,000 2,000
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
4,250 3,000
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
1,500 —
FlexShares
®
High Yield Value-
Scored Bond Index Fund
12,250 24,500

365 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The FlexShares
®
Real Assets Allocation Index Fund,
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index
Fund, FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund and the FlexShares
®
Core Select Bond
Fund do not charge standard creation unit transaction
fees.
10. Investment Transactions
For the year ended October 31, 2024, the FlexShares
®
iBoxx 3-Year Target Duration TIPS Index, FlexShares
®
iBoxx 5-Year Target Duration TIPS Index and Flex-
Shares
®
Disciplined Duration MBS Index Funds
invested solely in U.S. Government, including U.S.
government agency, securities. The cost of securities
purchased by each Fund and proceeds from sales of
securities, excluding short-term securities, derivatives
and in-kind transactions for the year ended October 31,
2024, were as follows:
11. In-Kind Transactions
During the year ended October 31, 2024, certain Funds
received securities in exchange for subscriptions of
shares (subscriptions-in-kind). For the year ended Oc-
tober 31, 2024, the fair value of the securities received
for subscriptions for these Funds were as follows:
Fund
As of October
31, 2024
As of October
31, 2023
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
$ 250 $ 2,000
FlexShares
®
Ultra-Short Income
Fund
— 1,925
Fund Purchases Sales
FlexShares
®
US Quality Low
Volatility Index Fund
$ 77,097,453 $ 78,091,600
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
24,392,671 26,056,814
FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund
13,539,449 15,736,797
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
184,230,655 179,181,871
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
94,461,574 116,217,875
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
95,827,563 86,474,902
FlexShares
®
US Quality Large
Cap Index Fund
60,745,463 34,549,494
FlexShares
®
STOXX® US ESG
Select Index Fund
48,085,278 47,634,842
FlexShares
®
STOXX® Global
ESG Select Index Fund
68,720,305 73,138,540
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
16,651,818 16,859,500
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
11,300,823 10,865,368
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
1,294,080,123 1,507,346,299
Fund Purchases Sales
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
265,790,332 259,047,058
FlexShares
®
Global Quality Real
Estate Index Fund
157,856,225 154,095,373
FlexShares
®
Real Assets
Allocation Index Fund
3,258,084 3,280,145
FlexShares
®
Quality Dividend
Index Fund
671,973,008 670,681,802
FlexShares
®
Quality Dividend
Defensive Index Fund
183,709,831 184,413,916
FlexShares
®
International Quality
Dividend Index Fund
284,014,266 286,172,820
FlexShares
®
International Quality
Dividend Defensive Index Fund
14,867,357 17,269,998
FlexShares
®
International Quality
Dividend Dynamic Index Fund
42,981,273 47,524,524
FlexShares
®
iBoxx 3-Year Target
Duration TIPS Index Fund
1,269,540,644 1,327,953,528
FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund
315,184,602 338,804,926
FlexShares
®
Disciplined Duration
MBS Index Fund
40,245,844 24,546,255
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
358,403,908 293,358,358
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
47,655,989 41,333,159
FlexShares
®
High Yield Value-
Scored Bond Index Fund
1,747,765,750 1,616,494,398
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
28,821,340 15,325,525
FlexShares
®
Ultra-Short Income
Fund
594,818,862 386,571,559
FlexShares
®
Core Select Bond
Fund
56,123,580 56,650,894
Fund Fair Value
FlexShares
®
US Quality Low Volatility Index
Fund
*
$ 26,154,130
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund
*
2,422,168
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund
*
643,498
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 69,908,866
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 3,175,615
FlexShares
®
US Quality Large Cap Index Fund 136,258,197
FlexShares
®
STOXX® US ESG Select Index
Fund 28,792,930

FLEXSHARES ANNUAL REPORT 366
Notes to the Financial Statements (cont.)
During the year ended October 31, 2024, certain
Funds delivered securities in exchange for redemption
of shares (redemptions-in-kind). For financial reporting
purposes, these Funds recorded net realized gains
and losses in connection with each transaction. For
the year ended October 31, 2024, the fair value and
realized gain (losses) of the securities transferred for
redemptions for these Funds were as follows:
12. Guarantees and Indemnifications
In the normal course of business each Fund enters into
contracts with third-party service providers that contain
a variety of representations and warranties and that
provide general indemnifications. Additionally, under
the Funds’ organizational documents, the officers and
trustees are indemnified against certain liabilities aris-
ing out of the performance of their duties to the Funds.
The Funds’ maximum exposure under these arrange-
ments is unknown, as it involves possible future claims
that may or may not be made against the Funds.
13. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards
Fund Fair Value
FlexShares
®
STOXX® Global ESG Select Index
Fund 7,366,061
FlexShares
®
ESG & Climate US Large Cap
Core Index Fund 27,823,804
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 9,011,639
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 263,411,702
FlexShares
®
STOXX® Global Broad
Infrastructure Index Fund 183,474,719
FlexShares
®
Global Quality Real Estate Index
Fund 75,086,007
FlexShares
®
Real Assets Allocation Index Fund 742,955
FlexShares
®
Quality Dividend Index Fund 482,847,646
FlexShares
®
Quality Dividend Defensive Index
Fund 82,281,592
FlexShares
®
International Quality Dividend
Index Fund 29,541,056
FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund 76,310,294
FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund 142,210,013
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 177,068,098
FlexShares
®
Credit-Scored US Long Corporate
Bond Index Fund 15,229,781
FlexShares
®
High Yield Value-Scored Bond
Index Fund 568,468,800
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 4,073,452
FlexShares
®
Ultra-Short Income Fund 748,192
FlexShares
®
Core Select Bond Fund 10,519,361
Fund Fair Value Net Realized
FlexShares
®
US Quality Low
Volatility Index Fund
$122,429,890 $31,892,192
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
28,588,044 3,850,809
FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund
1,056,673 25,247
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
162,879,498 100,573,096
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
79,355,344 26,203,313
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
1,216,652 243,899
Fund Fair Value Net Realized
FlexShares
®
US Quality Large
Cap Index Fund
39,712,439 13,460,798
FlexShares
®
STOXX® US ESG
Select Index Fund
89,191,323 29,296,933
FlexShares
®
STOXX® Global
ESG Select Index Fund
56,084,192 24,721,210
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
10,006,456 2,853,459
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
1,586,940,461 481,714,189
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
139,723,426 29,885,439
FlexShares
®
Global Quality Real
Estate Index Fund
7,928,062 1,098,802
FlexShares
®
Real Assets
Allocation Index Fund
11,335,601 (1,134,646)
FlexShares
®
Quality Dividend
Index Fund
553,826,871 181,551,403
FlexShares
®
Quality Dividend
Defensive Index Fund
91,821,425 37,579,075
FlexShares
®
International Quality
Dividend Index Fund
42,634,851 15,036,156
FlexShares
®
International Quality
Dividend Defensive Index Fund
5,443,851 626,426
FlexShares
®
International Quality
Dividend Dynamic Index Fund
8,278,188 1,304,365
FlexShares
®
iBoxx 3-Year Target
Duration TIPS Index Fund
329,881,545 920,864
FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund
278,029,030 2,295,624
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
80,796,397 1,217,733
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
6,455,427 40,945
FlexShares
®
High Yield Value-
Scored Bond Index Fund
567,853,541 20,786,589
FlexShares
®
Ultra-Short Income
Fund
1,493,182 7,894
FlexShares
®
Core Select Bond
Fund
37,622,594 293,486

367 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Update (ASU) 2020-04, Reference Rate Reform (Topic
848) “Facilitation of the Effects of Reference Rate Re-
form on Financial Reporting” (“ASU 2020-04”), which
provides optional temporary financial reporting relief
from the effects of certain types of contract modifica-
tions and hedging transactions as a result of the global
markets anticipated transition away the London Inter-
bank Offered Rate (“LIBOR”) and other interbank-of-
fered based reference rates as of the end of 2021.
Preceding the issuance of ASU 2020-04, which estab-
lished ASC 848, the United Kingdom’s Financial Con-
duct Authority (FCA) announced that it would no longer
need to persuade or compel banks to submit to LIBOR
after December 31, 2021. In response, the FASB
established a December 31, 2022, expiration date for
ASC 848. In March 2021, the FCA announced that the
intended cessation date of LIBOR in the United States
would be June 30, 2023. Accordingly, ASU 2022-06
defers the expiration date of ASC 848 to December 31,
2024. Management does not believe this update has a
material impact on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07,
“Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures (“ASU 2023-07”),”
which enhances disclosure requirements about signif-
icant segment expenses that are regularly provided to
the chief operating decision maker (the “CODM”). ASU
2023-07, among other things, (i) requires a single seg-
ment public entity to provide all of the disclosures as
required by Topic 280, (ii) requires a public entity to dis-
close the title and position of the CODM and an expla-
nation of how the CODM uses the reported measure(s)
of segment profit or loss in assessing segment perfor-
mance and deciding how to allocate resources and (iii)
provides the ability for a public entity to elect more than
one performance measure. ASU 2023-07 is effective
for the fiscal years beginning after December 15, 2023,
and interim periods beginning with the first quarter
ended March 31, 2025. Early adoption is permitted and
retrospective adoption is required for all prior periods
presented. The Fund is currently assessing the impact
of this guidance, however, the Fund does not expect a
material impact on its financial statements.
14. Legal Proceedings
On or about February 14, 2020, Marc S. Kirschner,
as Trustee for NWHI Litigation Trust (“Litigation Trust-
ee”) and Wilmington Savings Fund Society, FSB, as
indenture Trustee (“Indenture Trustee”) for several
series of notes issued by Nine West Holdings, Inc.
(“Nine West”), filed separate complaints (docket nos.
20-cv-01129 and 20-cv-01136, respectively) in the
United States District Court for the Northern District
of Illinois against a group of defendants including the
FlexShares
®
Morningstar US Market Factor Tilt In-
dex Fund that had invested in The Jones Group Inc.
(“Jones Group”). The claims in these actions stem
from a series of merger transactions (“Transactions”)
entered into by Jones Group, Nine West and others in
2014 that allegedly rendered Jones Group insolvent.
The matters in these proceedings were transferred
from the United States District Court for the Northern
District of Illinois to the United States District Court
for the Southern District of New York to centralize the
litigation, and were assigned to the Honorable Jed S.
Rakoff for coordinated or consolidated pretrial proceed-
ings. The FlexShares
®
Morningstar US Market Factor
Tilt Index Fund allegedly received $224,910 as a result
of the Transactions. The Litigation Trustee and Inden-
ture Trustee seek to clawback these proceeds for the
benefit of the NWHI Litigation Trust and the notehold-
ers, respectively, on the basis that they were alleged
fraudulent conveyances. On June 29, 2020, the former
public shareholder defendants, including FlexShares
®
Morningstar US Market Factor Tilt Index Fund, filed
a motion to dismiss on the basis that the payments
allegedly made to them in connection with the Trans-
actions were shielded from the fraudulent conveyance
claims under Section 546(e) of the Bankruptcy Code.
On August 27, 2020, all fraudulent conveyance claims
against the former public shareholder defendants were
dismissed. Plaintiffs appealed from that decision before
the U.S. Court of Appeals for the Second Circuit. On
November 27, 2023, the Second Circuit affirmed the
District Court's dismissal of the Litigation Trustee's and
Indenture Trustee's claims against the former Jones
Group shareholders, except the claims against certain
former Jones Group directors, officers, and employ-
ees who received payment for their shares through
Nine West's payroll provider. Although certain of these
former Jones Group employees petitioned the Sec-
ond Circuit for rehearing of the appeal, the Litigation
Trustee and Indenture Trustee did not seek rehearing.
On January 3, 2024, the Second Circuit denied the
employee shareholders' petition for rehearing. On April
2, 2024, the employee shareholders filed a petition
with the Supreme Court of the United States for a
writ of certiorari. The Litigation Trustee and Indenture
Trustee elected not to oppose the petition or file a

FLEXSHARES ANNUAL REPORT 368
Notes to the Financial Statements (cont.)
cross-petition. On May 13, 2024, the Supreme Court of
the United States denied the employee shareholders'
petition. On May 15, 2024, the Second Circuit filed a
mandate formally closing the appeal. As a result, all
claims against FlexShares
®
Morningstar US Market
Factor Tilt Index Fund in this action remain dismissed
and this action is closed.
15. Foreign Instability
Unexpected political, regulatory and diplomatic events
and military conflicts around the world may affect
investor and consumer confidence and may adversely
impact global financial markets and the broader econo-
my. Foreign conflicts have caused, and could continue
to cause, significant market disruptions and volatility
within specific markets and globally. The hostilities
and sanctions resulting from those conflicts have, and
could continue to have, a significant impact on certain
Fund investments as well as Fund performance and
liquidity. The economies of the United States and its
trading partners, as well as the financial markets gen-
erally, may be adversely impacted by trade disputes
and other matters.
16. Subsequent Events
At a Board meeting held on December 19, 2024, the
Board approved the liquidation and termination of
the FlexShares
®
 International Quality Dividend Defen-
sive Index Fund on or about January 21, 2025. The
liquidation date may be changed at the discretion of
the Trust’s officers.

FLEXSHARES ANNUAL REPORT 369
Report of Independent Registered Public
Accounting Firm
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of FlexShares
®
Trust
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of FlexShares® Trust, comprising the
FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index
Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar US Market Factor
Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US
ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG & Climate US Large Cap
Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® Morningstar
Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund,
FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares®
Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality
Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International
Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx
5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-
Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares®
High Yield Value-Scored Bond Index Fund, FlexShares® ESG & Climate Investment Grade Corporate Core Index
Fund, FlexShares® Ultra-Short Income Fund, and FlexShares® Core Select Bond Fund (collectively, the “Funds”), including the schedules of investments, as of October 31, 2024; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for FlexShares® US Quality Low Volatility
Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging
Markets Quality Low Volatility Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares®
Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor
Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Select Index Fund,
FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® Morningstar Global Upstream Natural Resources
Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate
Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares®
Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares®
International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index
Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Funds, FlexShares® iBoxx 5-Year Target Duration TIPS
Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index
Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond
Index Fund, FlexShares® Ultra-Short Income Fund, and FlexShares® Core Select Bond Fund; the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the table below for
FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US
Core Index Fund, and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting FlexShares® Trust as of October 31, 2024, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets

Report of Independent Registered Public Accounting Firm
370 FLEXSHARES ANNUAL REPORT
for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October
31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Fund Name Statement of
Operations
Statements of Changes in Net
Assets
Financial Highlights
FlexShares® ESG & Climate US
Large Cap Core Index Fund
FlexShares® ESG & Climate
Developed Markets ex-US Core
Index Fund
FlexShares® ESG & Climate
Investment Grade Corporate Core
Index Fund
For the
year ended
October 31,
2024
For the years ended October
31, 2024 and 2023
For the years ended
October 31, 2024,
2023, 2022, and
for the period
from September
20, 2021
(commencement
of investment
operations) through
October 31, 2021

Report of Independent Registered Public Accounting Firm
FLEXSHARES ANNUAL REPORT 371
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
December 20, 2024
We have served as the auditor of one or more Northern Trust investment companies since 2002.

Form N-CSR - Items 8 - 11
372 FLEXSHARES ANNUAL REPORT
Item 8. Changes in and Disagreements with Accountants
for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants
for the reporting period .
Item 9. Proxy Disclosures for Open-End Management
Investment Companies.
There were no matters submitted during the period covered
by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and
Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and
Financial Highlights for Open-End Management Investment
Companies.
Item 11. Statement Regarding Basis for Approval of
Investment Advisory Contract.

373 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement
October 31, 2024
The Board of Trustees (the “Board”) of the FlexShares
Trust (the “Trust”) oversees the management of the
Trust and each separate series of the Trust covered in
this report (each, a “Fund” and, collectively, the “Funds”)
and, as required by law, determines whether to approve
the Trust’s investment advisory and ancillary services
agreement (the “Advisory Agreement”) with Northern
Trust Investments, Inc. (the “Adviser”), an indirect
subsidiary of the Northern Trust Corporation.
* * * * *
At a meeting on June 17, 2024 (the “June Meeting”), the
Board, including all of the Trustees who are not parties
to the Advisory Agreement or interested persons of any
such party (the “Independent Trustees”), considered
whether to approve the continuation of the Advisory
Agreement between the Adviser and the Trust, on behalf
of each Fund.
In advance of, and in preparation for, the Trustees’
consideration of the Advisory Agreement at the June
Meeting, the Trustees received written materials relating
to the Advisory Agreement and had the opportunity to ask
questions and request further information in connection
with their consideration. At the June Meeting, the
Trustees considered the Adviser’s presentations and
discussed all of the information that had been provided.
Among other things, the Board considered comparisons
with other funds in relevant peer universes and peer
groups that had been determined by Broadridge
Financial Solutions, Inc. (“Broadridge”), an independent
provider of fund data, which included, among other
things, the following information: (1) a description of
the types of funds chosen by Broadridge to compare to
each Fund; (2) comparative performance data for each
Fund; (3) data on each Fund’s expenses and fees; and
(4) comparative fee data for each Fund’s respective peer
group, including comparisons of advisory fees and total
expense ratios. In considering the Advisory Agreement,
the Independent Trustees met with their independent
legal counsel separately from the “interested” Trustee
of the Trust and officers and employees of the Adviser.
After evaluating all the materials, the Trustees, including
the Independent Trustees, concluded that the Advisory
Agreement was in the best interest of each of the Funds
and their shareholders and approved the continuation of
the Advisory Agreement on behalf of the Funds.
The material factors and conclusions that formed the
basis for the Trustees reaching their determination to
approve the continuation of the Advisory Agreement are
separately discussed below.
Nature, Quality and Extent of Services
The Board examined the nature, quality and extent of
the services provided by the Adviser to each Fund. The
Board also considered the Adviser’s responsibilities
under the Advisory Agreement to perform securities
trading services and ancillary services including,
among other things: ( i ) filing reports with the SEC,
(ii) periodically updating the Trust’s registration
statement, (iii) establishing and maintaining the Funds’
website to comply with regulatory requirements,
(iv) monitoring anticipated purchases and redemptions
of creation units by shareholders and new investors,
(v) providing information and assistance as required
by the Trust’s administrator and fund accountant in
connection with the Trust’s shares, and (vi) providing
assistance in connection with the operations of the Trust
generally.
The Board also considered the quality of the Adviser’s
resources that are made available to the Trust. The
Board noted the Adviser’s and its affiliates’ financial
position, stability and commitment to growing their
exchange-traded funds (“ETFs”) business. The Board
also considered the operation and strength of the
Adviser’s compliance program.
The Board noted that Foreside Fund Services,
LLC, an entity unaffiliated with the Adviser, provides
distribution services to the Funds and that JPMorgan
Chase Bank, N.A., also an unaffiliated entity, provides
custody, transfer agency, securities lending and fund
administration support services, and that these service
provider arrangements were relevant to the Board’s
considerations of the totality of the circumstances
surrounding renewal of the Advisory Agreement. The
Board concluded that each Fund benefited from the
services provided under the Advisory Agreement and
as a result of the Adviser’s operations, resources,
experience, reputation and personnel.
Performance, Fees and Expenses
The Board considered that, unlike FlexShares
®
 Ultra-
Short Income Fund and FlexShares
®
 Core Select Bond
Fund (each, an “Active Fund”), the investment objective
of each Fund other than the Active Funds (each,

FLEXSHARES ANNUAL REPORT 374
Approval of Advisory Agreement (cont.)
an “Index Fund”) is to seek investment results that
correspond generally to the price and yield performance,
before fees and expenses, of a specified index (each,
an “Underlying Index”). The Board considered the
Adviser’s explanation that performance information with
respect to funds in relevant peer universes and peer
groups selected by Broadridge is only one of several
comparative data points and that none of the peer funds
sought to track an index that was the same as any
Index Fund’s Underlying Index. The Board considered
the information that the Adviser provided regarding the
difference between each Fund’s performance, after fees
and expenses, and the performance of its Underlying
Index or benchmark index (as applicable) over certain
periods of time, including as noted further below, ended
March 31, 2024 (the “Tracking Difference”). The Board
considered the Adviser’s expectations for each Index
Fund’s Tracking Difference and noted the Adviser’s
view that all instances of Tracking Difference for the
Index Funds reflect results well within appropriate
expectations after taking into account ( i ) all of the factors that affect Tracking Difference and (ii) the ancillary
objectives of minimizing portfolio transaction costs
and tax-related inefficiencies.
The Board also considered comparative performance,
fee and expense information of each Fund provided by
Broadridge. The Broadridge comparisons ranked each
Fund in various quintiles over certain periods of time,
including as noted further below, ended March 31, 2024,
with the first quintile being the lowest or best 20% of
the funds in terms of fund cost and fund performance,
respectively. The Board noted that, in certain cases, the
Broadridge peer funds included funds sponsored by an
“at cost” service provider and that there were limitations
in providing comparable peer funds.
The Board considered that the Adviser contractually
agreed to reimburse the portion of the operating
expenses of each Fund until at least March 1, 2025, so
that, after such reimbursement, the total annual fund
operating expenses of a Fund, excluding any acquired
fund fees and expenses, expressed as a percentage of
average daily net assets, does not exceed an amount
equal to the sum of ( i ) the Fund’s advisory fee rate and (ii)
0.0049% (the “Expense Reimbursement Agreement”).
In reaching its determinations, the Board considered
a large amount of data provided by the Adviser in
response to a written request previously submitted by
the Independent Trustees to the Adviser. Among the
information considered by the Board was the following
information:
Index Funds:
FlexShares
®
 Morningstar US Market Factor Tilt Index
Fund (TILT)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by 20 basis points
or less for all periods. The Board considered the factors
that influenced the Fund’s Tracking Difference including,
among other things, securities selection, the use of
futures, compounding of tracking difference and cash
drag.
The Board also considered that the Fund’s performance
was in the third quintile of its performance universe
for all periods. As noted above, however, the Board
considered that the Fund seeks investment results that
correspond generally to its underlying index.
The Board noted that the Fund’s advisory fee net of
waivers (“Net Advisory Fee”) and total expense ratio
(which represents the total cost to investors) were less
than five basis points higher than its expense group
median.
FlexShares
®
Morningstar Developed Markets ex-
US Factor Tilt Index Fund (TLTD)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of the Underlying Index by less than 10
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, dividend-related tax
differentials, the use of futures and transaction costs.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance universe
for the one-year and ten-year periods and in the third
quintile for the other periods. The Board considered
the Adviser’s assertion that it takes a thoughtful and
disciplined approach to portfolio and trade construction
to find the optimal balance between the effects of
transaction costs and a level of sampling that seek to
achieve the characteristics and performance of the

375 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
benchmark. In this regard, it was noted that having a
high number of holdings can increase transaction costs
relative to peer funds. The Board also considered the
Adviser’s assertion that for the two-year period ended
March 31, 2024, securities selection related to market
capitalization detracted from performance.
The Board took into account that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within 4 basis
points of its expense group median.
FlexShares
®
Morningstar Emerging Markets Factor Tilt
Index Fund (TLTE)
The Board considered the Fund’s performance for
various time periods, after fees and expenses, including
that it differed from the performance of its Underlying
Index by 80 basis points or less for the tenyear and
since inception periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, the use of futures,
transaction costs, securities selection, dividend-related
tax differentials, compounding of tracking difference and
India capital gains tax accruals.
The Board noted that the Fund’s performance ranked
in the second quintile of its performance universe for
the three-year period and in the third quintile for the
remaining periods.
The Board also considered that, effective January 1,
2024, the Adviser had agreed to a contractual reduction
in the Fund’s management fee from 0.59% to 0.57% per
annum, with a corresponding reduction in the Adviser’s
expense limitation agreement with the Trust with respect
to the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within 15 basis
points of its expense group median.
FlexShares
®
US Quality Large Cap Index Fund (QLC)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by 45 basis points
or less for all periods. The Board considered the factors
that influenced the Fund’s Tracking Difference including,
among other things, compounding of tracking difference,
the use of futures and cash drag.
The Board noted that the Fund’s performance ranked
in the first quintile of its performance universe for the
three-year period, the second quintile for the one-year
period and the fourth quintile for the five-year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and considered this in light of the Fund’s
performance.
FlexShares
®
STOXX
®
 US ESG Select Index Fund (ESG)
The Board considered the Fund’s performance, after
fees and expenses, including that it was above the
performance of its Underlying Index for all periods.
The Board considered the factors that influenced the
Fund’s Tracking Difference including dividend-related
tax differentials, transaction costs, the use of futures,
compounding of tracking difference and cash drag.
The Board also considered the Fund’s performance,
including that it ranked in the second quintile of its
performance universe for the five-year period, the third
quintile for the three-year period and the fourth quintile
for the one-year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and considered this in light of the Fund’s
performance.
FlexShares
®
STOXX
®
 Global ESG Select Index Fund
(ESGG)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 20
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, dividend-related tax
differentials, securities selection, transaction costs, the
use of futures, compounding of tracking difference and
cash drag.

FLEXSHARES ANNUAL REPORT 376
Approval of Advisory Agreement (cont.)
The Board noted that the Fund’s performance ranked
in the first quintile of its performance universe for all
periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within 2 basis
points of its expense group median and considered this
in light of the Fund’s performance.
FlexShares
®
 Morningstar Global Upstream Natural
Resources Index Fund (GUNR)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 30 basis
points for the one-year period and less than 60 basis
points for all other periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, compounding of tracking
difference, the use of futures, securities selection,
transaction costs and dividend-related tax differentials.
The Board also considered that Fund’s performance,
including that it ranked in the fourth quintile of its
performance universe for the one-year and five-year
periods, in the fifth quintile for the three-year period and in the first quintile for the ten-year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within 2 basis
points of its expense group median.
FlexShares
®
STOXX
®
Global Broad Infrastructure Index
Fund (NFRA)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index for all periods. The
Board considered the factors that influenced the Fund’s
Tracking Difference including, among other things,
compounding of tracking difference, the use of futures,
securities selection, transaction costs, Indian capital
gains tax accruals and dividend-related tax differentials.
The Board considered the Fund’s performance, including
that it ranked in the first quintile of its performance
universe for the one-year period, the fourth quintile
for the three-year period and in the third quintile for all
remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and considered this in light of the Fund’s
performance.
FlexShares
®
Global Quality Real Estate Index Fund
(GQRE)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index for all periods, except
for the one-year period in which the Fund’s performance
differed from the Underlying Index by 7 basis points. The
Board considered the factors that influenced the Fund’s
Tracking Difference including, among other things,
securities selection, dividend-related tax differentials,
compounding of tracking difference, transaction costs,
the use of futures and cash drag.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the one-year and three-year periods, in the second
quintile for the ten-year period, and the fourth quintile for the five-year period.
The Board considered that the Fund’s total expense ratio
(which represents the total cost to investors) and Net
Advisory Fee were lower than its expense group median
and considered this in light of the Fund’s performance.
FlexShares
®
Real Assets Allocation Index Fund (ASET)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by 15 basis points
or less for all periods. The Board considered the factors
that influenced the Fund’s Tracking Difference including,
among other things, transaction costs and cash drag.
The Board noted that the Fund’s performance was in
the third quintile of its performance universe for the one-
year period, in the fifth quintile for the three-year period, in the fourth quintile for the five-year period and in the
second quintile for the since inception period.

377 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median. The Board noted that effective September 1,
2023, the Adviser had agreed to a contractual reduction
in the Fund’s management fee from 0.57% to 0.49%.
FlexShares
®
Quality Dividend Index Fund (QDF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 55 basis
points for all periods. The Board considered the factors
that influenced the Fund’s Tracking Difference including,
among other things, dividend-related tax differentials,
the use of broad equity index futures used to equitize
cash and accruals which can perform differently than
the Fund’s index, compounding of tracking difference
and cash drag.
The Board also considered that the Fund’s performance
ranked in the first quintile for the one-year period, in the third quintile for the five-year period and in the second
quintile for the remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median.
FlexShares
®
Quality Dividend Defensive Index Fund
(QDEF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 60
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, dividend-related tax
differentials, stock selection, compounding of tracking
difference and cash drag.
The Board considered that the Fund’s performance
ranked in the first quintile for all periods, except the five-
year period, when the Fund’s performance ranked in the
third quintile.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median.
FlexShares
®
International Quality Dividend Index Fund
(IQDF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by 45 basis points
or less for all periods, except the one-year period in
which the Fund differed from the Underlying Index by
81 basis points. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, Indian capital gains tax accruals,
the use of broad equity index futures used to equitize
cash and accruals which can perform differently than
the Fund’s index, stock selection, dividend-related
tax differentials whereby the Fund may be eligible
for different tax withholding, transaction costs and
compounding of tracking difference.
The Board also considered that the Fund’s performance
ranked in the second quintile for the one-year period,
the fifth quintile for the three-year period and the third
quintile for the remaining periods.
The Board considered that the Fund’s total expense ratio
(which represents the total cost to investors) and Net
Advisory Fee were equal to its expense group median.
FlexShares
®
International Quality Dividend Defensive
Index Fund (IQDE)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by 65 basis points
or less for all periods, except the one-year period in
which the Fund differed from the Underlying Index by
150 basis points. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, dividend-related tax differentials,
transaction costs , the use of broad equity index futures
used to equitize cash and accruals which can perform
differently than the Fund’s index trade related stamp
taxes in certain foreign jurisdictions, compounding of
tracking difference, India capital gains tax accruals, the
effect of devaluation of the Egyptian Pound and cash
drag.
The Board also considered that the Fund’s performance

FLEXSHARES ANNUAL REPORT 378
Approval of Advisory Agreement (cont.)
ranked in the fourth quintile for the one-year period and
the fifth quintile for the remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) was
equal to its expense group median and the Fund’s Net
Advisory fee was higher than its expense group median.
FlexShares
®
International Quality Dividend Dynamic
Index Fund (IQDY)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 55
basis points for all periods, except the one-year period
in which the Fund differed from the Underlying Index
by 106 basis points. The Board considered the factors
that influenced the Fund’s Tracking Difference including,
among other things, dividend-related tax differentials,
stock selection, transaction costs, the use of broad
equity index futures used to equitize cash and accruals
which can perform differently than the Fund’s index,
compounding of tracking difference, India capital gains
tax accruals and cash drag.
The Board also considered that the Fund’s performance
ranked in the fourth quintile of its performance universe
for the three-year period, in the second quintile for the
ten-year period, and in the first quintile for the remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) was
equal to its expense group median and the Fund’s Net
Advisory Fee was higher than its expense group median.
FlexShares
®
iBoxx  3-Year Target Duration TIPS Index
Fund (TDTT)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 20
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, valuation methodologies
between the Fund and its underlying index, security
selection, and shifts in interest rates.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe for the three-year and five-year periods and in the second
quintile for the remaining periods.
The Board took into account that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and the Fund’s total expense ratio was within
seven basis points of its expense group median.
FlexShares
®
iBoxx  5-Year Target Duration TIPS Index
Fund (TDTF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by 25 basis points
or less for all periods. The Board considered the factors
that influenced the Fund’s Tracking Difference including,
among other things, valuation methodologies between
the fund and its underlying index, security selection,
liquidity and trading costs and a shift in interest rates.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance universe
for the five-year and ten-year periods and in the third
quintile for the remaining periods.
The Board took into account that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and the Fund’s total expense ratio was within
seven basis points of its expense group median.
FlexShares
®
Disciplined Duration MBS Index Fund
(MBSD)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by less than 80 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, liquidity and trading costs due to a
widened bid-ask spread, security selection and interest
rate effect.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance universe
for all periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and

379 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
Net Advisory Fee were higher than its expense group
median. The Board noted its total expense ratio was
within 17 basis points of its expense group median.
FlexShares
®
Credit-Scored US Corporate Bond Index
Fund (SKOR)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index by more than 50
basis points for the since inception period and differed
from the performance of its Underlying Index by less
than 50 basis points for remaining periods. The Board
considered the factors that influenced the Fund’s
Tracking Difference including, among other things,
liquidity and trading costs and security selection.
The Board also considered that the Fund’s performance
ranked in the first quintile for the all periods, except the since inception period in which the Fund’s performance
ranked in the second quintile.
The Board also considered that, effective January 1,
2024, the Adviser had agreed to a contractual reduction
in the Fund’s management fee from 0.22% to 0.15% per
annum, with a corresponding reduction of the Adviser’s
expense limitation agreement with the Trust with respect
to the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median. The Board noted its total expense ratio was
within eight basis points of its expense group median.
The Board considered this in the context of the Fund’s
performance against its Underlying Index.
FlexShares
®
Credit-Scored US Long Corporate Bond
Index Fund (LKOR)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index by more than
480 basis points for the since inception period and
differed from the performance of its Underlying Index
by less than 60 basis points for the remaining periods.
The Board considered the factors that influenced the
Fund’s Tracking Difference including, among other
things, liquidity and trading costs and security selection.
The Board also considered that the Adviser utilizes a
representative sampling strategy to manage the Fund.
The Board also considered that the Fund’s performance
ranked in the fifth quintile for the  three-year period, in
the third quintile for the one-year and five-year periods
and the first quintile of its performance universe for the
since inception period.
The Board also considered that, effective January 1,
2024, the Adviser had agreed to a contractual reduction
in the Fund’s management fee from 0.22% to 0.15% per
annum, with a corresponding reduction in the Adviser’s
expense limitation agreement with the Trust with respect
to the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its Fund’s total expense ratio was within
nine basis points of its expense group median. The
Board considered this in the context of the Fund’s
performance.
FlexShares
®
 High Yield Value-Scored Bond Index Fund
(HYGV)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by less than137 basis points for the
three-year period and less than 190 basis points for all
other periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, liquidity and trading costs, security
selection, trade/NAV timing, and timing effect related to
booking a corporate action.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the one-year period, the fourth quintile for the three-
year period and in the second quintile for the remaining
periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within nine basis
points of its expense group median.
FlexShares
®
 US Quality Low Volatility Index Fund (QLV)

FLEXSHARES ANNUAL REPORT 380
Approval of Advisory Agreement (cont.)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by less than 30 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, dividend-related tax differentials,
compounding of tracking difference, the use of broad
equity index futures used to equitize cash and accruals
which can perform differently than the Fund’s index and
cash drag.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the three-year period, the fourth quintile for the since inception period and the fifth quintile for the one-year
period.
The Board also considered that, effective January 1,
2024, the Adviser had agreed to a contractual reduction
in the Fund’s management fee from 0.22% to 0.17% per
annum, with a corresponding reduction of the Adviser’s
expense limitation agreement with the Trust with respect
to the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median.
FlexShares
®
 Developed Markets ex-US Quality Low
Volatility Index Fund (QLVD)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by less than 25 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, dividend-related tax differential,
stock selection, transaction costs, the use of broad
equity index futures used to equitize cash and accruals
which can perform differently than the Fund’s index,
compounding of tracking difference and cash drag.
The Board also considered that the Fund’s performance
ranked in the third quintile of its performance universe
for the three-year period and in the fifth quintile for the
remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median. The Board noted that the Fund’s total expense
ratio was within one basis point of its expense group
median.
FlexShares
®
 Emerging Markets Quality Low Volatility
Index Fund (QLVE)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by less than 110 basis points for
all periods, except the one-year period. The Board
noted that for the period since inception, the Fund’s
performance differed from its Underlying Index by 99
basis points. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, the use of broad equity index futures
to equitize cash and accruals, Indian capital gains tax
accruals, compounding of tracking difference, effect
of devaluation of the Egyptian Pound and chargeback
timing.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance universe
for the three-year period and in the third and fourth
quintile for the other periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) was
lower than its expense group median and the Fund’s Net
Advisory Fee was equal to its expense group median.
FlexShares ® ESG & Climate Developed Markets ex-US
Core Index Fund (FEDM)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by 10 basis points for the one-year
period and was even for the since inception period.
The Board considered the factors that influenced the
Fund’s Tracking Difference including, among other
things, dividend-related tax differentials, stock selection, transaction costs, the compounding of tracking
difference, the use of broad equity index futures used to
equitize cash and accruals which can perform differently
than the Fund’s index and cash drag.
The Board also considered that the Fund’s performance
ranked in the fourth quintile of its performance universe
for the one-year period and in the third quintile since

381 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
inception. Further, the Board considered the Fund’s
relatively short performance record and noted that
it would be prudent to allow the Adviser more time to
develop the Fund’s performance record. The Board
also considered the Fund’s performance universe can
include funds with significantly different investment
strategies relative to the index-based strategy pursued
by the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median.
FlexShares ® ESG & Climate US Large Cap Core Index
Fund (FEUS)
The Board considered the Fund’s performance, after fees
and expenses, including that it exceeded its Underlying
Index for the one-year period and differed from its
Underlying Index by 6 basis points since inception. The
Board considered the factors that influenced the Fund’s
Tracking Difference including, among other things, the
use of broad equity index futures used to equitize cash
and accruals which can perform differently than the
Fund’s index and cash drag.
The Board also considered that the Fund’s performance
ranked in the third quintile of its performance universe
since inception and in the fourth quintile for the one-
year period. Further, the Board considered the Fund’s
relatively short performance record and noted that
it would be prudent to allow the Adviser more time to
develop the Fund’s performance record. The Board
also considered the Fund’s performance universe can
include funds with significantly different investment
strategies relative to the index-based strategy pursued
by the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median.
FlexShares ® ESG & Climate Investment Grade
Corporate Core Index Fund (FEIG)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by 40 basis points or less for all periods.
The Board considered the factors that influenced the
Fund’s Tracking Difference including, among other
things, liquidity and trading costs, shifts in interest rates, and security selection.
The Board also considered that the Fund’s performance
ranked in the third quintile of its performance universe
for all periods. Further, the Board considered the Fund’s
relatively short performance record and noted that
it would be prudent to allow the Adviser more time to
develop the Fund’s performance record. The Board
also considered the Fund’s performance universe can
include funds with significantly different investment
strategies relative to the index-based strategy pursued
by the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median.
Active Funds:
FlexShares
®
Ultra-Short Income Fund (RAVI)
The Board considered that the Fund outperformed
its benchmark index for all periods except the three-
year period. The Board also considered the Fund’s
performance, including that it ranked in the fourth quintile for the one-year and three-year periods, the second
quintile for the five-year period and the third quintile
for the ten-year period. The Board also considered
information provided by the Adviser with regard to the
Fund’s performance against certain peer funds identified
by the Adviser. In this regard, the Board considered the
Adviser’s assertion that the Fund’s portfolio composition
has generally been characterized by longer duration
than certain peer funds.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and the Fund’s total expense ratio was within
six basis points of its expense group median.
FlexShares
®
Core Select Bond Fund (BNDC)
The Board considered that Fund’s performance,
including that it ranked in the fifth quintile for the one-
year period and in the third or fourth quintile of its
performance universe for the remaining periods. The

FLEXSHARES ANNUAL REPORT 382
Approval of Advisory Agreement (cont.)
Board also considered that the Fund underperformed
its benchmark index for all periods, except the five-year
period in which the Fund outperformed its benchmark
index. The Board also considered information provided
by the Adviser with regard to the Fund’s performance
against certain peer funds identified by the Adviser. In
this regard, the Board considered the Adviser’s assertion
that relative to such peers, the Fund has historically
been overweight to treasury securities and investment
grade corporate bonds and, as such, the peer funds
have historically benefited during risk-on market
environments through heavier allocations to securitized
debt instruments and lower credit quality securities.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median. The Board also considered that the Adviser
had agreed to waive a portion of its advisory fee and/
or reimburse operating expenses in an amount equal to
any acquired fund fees and expenses incurred by the
Fund that were attributable to its investment in other
affiliated Funds.
Costs of Services and Profits of the Adviser
The Board considered the unitary fee structure and
the expenses for each Fund and noted that, under
the Advisory Agreement, the Adviser was responsible
for most expenses of the Funds, including the cost of
transfer agency, custody, fund administration, legal,
audit and other services. The Board considered that
the Adviser was not responsible under the Advisory
Agreement for certain expenses, including the fees
and expenses of the Trust’s Independent Trustees and
their independent legal counsel, litigation expenses and
other extraordinary expenses.
The Board considered the advisory fee for each Fund as
compared to that of other comparable funds in relation to
its respective Broadridge median. The Board considered
the Adviser’s explanation that each Index Fund’s advisory
fee (both gross and net of waivers) compared favorably
with its respective Broadridge median advisory fee (both
gross and net of waivers) for comparable funds set forth
in the Broadridge report, especially taking into account,
among other factors, important differences between the
indexes upon which such comparable funds are based
and each Index Fund’s Underlying Index, including
in certain cases differences between the number of
portfolio holdings for comparable funds and the Funds.
The Board considered the advisory fee schedules
for other accounts with similar investment advisory
mandates as those of the Funds, noting that there were
no comparable accounts for certain of the Funds. The
Board considered (a) the differences in managing ETFs
versus separately managed accounts which involve
daily purchase and redemption activity along with robust
regulatory and governance requirements; and (b) the
Funds’ unitary fee structure.
The Board examined the Adviser’s profitability
information provided by the Adviser, and the Trustees
considered that the Adviser was profitable on a pre-
distribution basis but not on a post-distribution basis.
The Board considered that the Adviser’s potential for
profitability would continue to be subject to financial
uncertainties and risks. The Board also considered
that the Adviser would continue to develop and offer
additional new products in efforts to complete the overall
integrity of the Trust’s product suite, consistent with its
product strategy, and that these products may expose
the Adviser to additional financial risks and uncertainties.
Economies of Scale
The Board considered whether the Adviser may realize
economies of scale in managing and supporting
the Funds. The Board reviewed each Fund’s fee
arrangements, which did not include breakpoints, and
considered that, in light of the unitary fee structure, the
Adviser’s profitability from its services to the Trust and
the significant investment that the Adviser had made
and continues to make in the Trust, breakpoints were
not necessary at this time. The Board also noted the
Expense Reimbursement Agreement.
Other Benefits to the Adviser
In addition to considering the profits that may be realized
by the Adviser, the Board considered information
regarding other direct and indirect benefits the Adviser
may receive as a result of its relationship with the Funds,
including whether any compensation would be paid to
its affiliates. The Board also considered that some of the
Funds’ shareholders have other client relationships with
the Adviser or its affiliates. The Board also reviewed
the extent to which the Adviser and its other clients, as
well as the Funds, benefit from receipt of the research
products and services generated by the Funds.

383 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
The Board, including the Independent Trustees,
considered the data provided by the Adviser and
concluded that sufficient information had been provided
to allow them to evaluate the terms of the Advisory
Agreement and each Fund’s investment advisory fee.
They determined that each Fund’s advisory fee was
reasonable in light of the services provided and the
performance achieved by the Fund.

Tax Information
October 31, 2024 (Unaudited)
FLEXSHARES ANNUAL REPORT 384
Under the Jobs and Growth Tax relief Reconciliation Act of 2023 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended October 31, 2023 are designated as "qualifies dividend income", as defined in the Act, subject to reduced tax rates in 2022:
A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends received deduction for corporate shareholders:
6.26
Fund
QDI
Percentage
FlexShares
®
US Quality Low Volatility Index Fund
100.00%
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
78.11
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
87.20
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
69.38
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
64.70
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
55.84
FlexShares
®
US Quality Large Cap Index Fund
100.00
FlexShares
®
STOXX
®
US ESG Select Index Fund
100.00
FlexShares
®
STOXX
®
Global ESG Select Index Fund
100.00
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
97.60
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
87.94
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
79.83
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
75.28
FlexShares
®
Global Quality Real Estate Index Fund
19.45
FlexShares
®
Real Assets Allocation Index Fund
66.86
FlexShares
®
Quality Dividend Index Fund
66.49
FlexShares
®
Quality Dividend Defensive Index Fund
78.45
FlexShares
®
International Quality Dividend Index Fund
56.82
FlexShares
®
International Quality Dividend Defensive Index Fund
63.04
FlexShares
®
International Quality Dividend Dynamic Index Fund
49.75
Fund
Corporate
DRD
Percentage
FlexShares
®
US Quality Low Volatility Index Fund
97.87%
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
0.02
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
0.01
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
66.86
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
0.03
FlexShares
®
US Quality Large Cap Index Fund
100.00
FlexShares
®
STOXX
®
US ESG Select Index Fund
100.00
FlexShares
®
STOXX
®
Global ESG Select Index Fund
41.64
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
91.11
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
0.01
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
20.45
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
36.26
FlexShares
®
Global Quality Real Estate Index Fund
0.24
FlexShares
®
Real Assets Allocation Index Fund
24.15
FlexShares
®
Quality Dividend Index Fund
63.59
FlexShares
®
Quality Dividend Defensive Index Fund
76.70

385 FLEXSHARES ANNUAL REPORT
Tax Information (cont.)
Each Fund below intends to make an election that will allow its shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share, which represent income from sources within, and taxes paid to foreign countries, are as follows:
Fund TAXES INCOME
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
$0.9425 $0.0997
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
0.6702 0.2527
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
2.5246 0.1970
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
1.2107 0.3224
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
1.4518 0.1193
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
1.0237 0.0683
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
0.9847 0.0762
FlexShares
®
Real Assets Allocation Index Fund
0.7543 0.0585
FlexShares
®
International Quality Dividend Index Fund
1.0692 0.1613
FlexShares
®
International Quality Dividend Defensive Index Fund
0.9167 0.1651
FlexShares
®
International Quality Dividend Dynamic Index Fund
1.3159 0.2523

FS00058-1224
FlexShares® Trust
50 S. LaSalle Street
Chicago, IL 60603
855.353.9383
www.flexshares.com
FlexShares
®
is a registered trademark of NTI. Morningstar
®
is a registered trademark of
Morningstar, Inc. (“Morningstar”). Morningstar
®
US Market Factor Tilt Index
SM
, Morningstar
®
Developed Markets ex-US Factor Tilt Index
SM
, Morningstar
®
Emerging Markets Factor Tilt Index
SM
,
and Morningstar
®
Global Upstream Natural Resources Index
SM
are service marks of Morningstar,
Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares
®
Trust other
than the licensing of the STOXX
®
USA ESG Select KPIs Index, STOXX
®
Global ESG Select
KPIs Index and STOXX
®
Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares
®
STOXX
®
US ESG Select Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund and FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund,
respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS
Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares
iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Low Volatility
Index
SM
, Northern Trust Developed Markets ex-US Quality Low Volatility Index
SM
, Northern Trust
Emerging Markets Quality Low Volatility Index
SM
, Northern Trust Quality Large Cap Index
SM
,
Northern Trust ESG & Climate US Large Cap Core Index
SM
, Northern Trust ESG & Climate
Developed Markets ex-US Core Index
SM
, Northern Trust Quality Dividend Index
SM
, Northern
Trust Quality Dividend Defensive Index
SM
, Northern Trust International Quality Dividend Index
SM
,
Northern Trust International Quality Dividend Defensive Index
SM
, Northern Trust Global Quality
Real Estate Index
SM
, Northern Trust Credit-Scored US Corporate Bond Index
SM
, Northern Trust
Credit-Scored US Long Corporate Bond Index
SM
, Northern Trust Real Assets Allocation Index
SM
,
Northern Trust High Yield US Corporate Bond Index
SM
, Northern Trust High Yield Value-Scored
US Corporate Bond Index
SM
, and Northern Trust ESG & Climate Investment Grade U.S. Corporate
Core Index
SM
are service marks of NTI and have been licensed for use by FlexShares Trust. The
ICE
®
BofA
®
Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE
Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR 229.304].

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

[Insert 15(c) disclosure for the fiscal year ended October 31, 2024].

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)                 The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.

Item 19. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.ex99code.docx

(a)(2)      Not Applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.ex99cert.docx

(a)(4)      Not Applicable.

(a)(5)      There has been no change to the registrant’s independent public accountant during the reporting period.

(b)           Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.ex99906cert.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:
/s/Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
January 2, 2025

By:
/s/Randal Rein
Randal E. Rein
Treasurer and Principal Financial Officer
January 2, 2025